VANGUARD(R)500 INDEX FUND
ANNUAL REPORT * DECEMBER 31, 2001

STOCK

[THE VANGUARD LOGO]

PERSPECTIVE

Maintaining a long-term investment perspective isn't easy. Perhaps that's why it has proven to be so rewarding.

     With  news,   information,   and  opinion  constantly  bombarding  us,  the
temptation to buy or sell--to do something--is powerful. Yet such activity is often counterproductive. Emotions can lead us to big mistakes, like jumping into a hot investment we know little about or selling a sound long-term holding when it sags for a while.

     The actions we recommend are quite simple.

     First, take the time to decide on a mix of stocks, bonds, and cash investments that makes sense for you. Take into account your investment time horizon, your goals, and your ability and willingness to ride out market fluctuations. Write this mix down--it's your investment plan.

     Second, use low-cost, widely diversified mutual funds to carry out your asset allocation.

     Third, stick with your plan, unless there's a major change in your time horizon, goals, or financial situation. Don't "play the market"--and if you feel you must, don't risk more than a tiny percentage of your assets.

     Finally, if market news, the opinions of "experts," or the hope of a big score tempts you to act, consult your plan. It may help you keep a long-term perspective.
--------------------------------------------------------------------------------
CONTENTS

Letter from the Chairman                                    1

Fund Profile                                                8

Glossary of Investment Terms                                9

Performance Summary                                        10

Your Fund's After-Tax Returns                              11

Financial Statements                                       12

Advantages of Vanguard.com                                 27

SUMMARY

* During 2001, Vanguard 500 Index Fund returned -;12.0%, as large-capitalization stocks struggled.

* Hard-hit technology stocks accounted for much of the fund's poor performance.

* In August, the 500 Index Fund--the first index mutual fund--celebrated its 25th anniversary.

LETTER FROM THE CHAIRMAN

Fellow Shareholder,

During 2001, VANGUARD(R) 500 INDEX FUND returned -;12.0%, which was in line with the -;11.9% return of its benchmark. Although the negative return was a disappointment, the fund's performance surpassed that of the average large-capitalization core mutual fund, which paid a price for its higher-risk profile in a volatile stock market.

     The table below presents the 12-month total returns (capital change plus reinvested dividends) for our fund, its average competitor, and its unmanaged target index. We also present the result for our Admiral(TM) Shares--a lower-cost share class designed for long-tenured and high-balance investors who create economies of scale for the fund.

--------------------------------------------------------------------------------
2001 TOTAL RETURNS                      FISCAL YEAR ENDED
                                              DECEMBER 31
--------------------------------------------------------------------------------
VANGUARD 500 INDEX FUND
  Investor Shares                                  -12.0%
  Admiral Shares                                   -12.0
Average Large-Cap Core Fund*                       -13.8
S&P 500 Index                                      -11.9
--------------------------------------------------------------------------------
*Derived from data provided by Lipper Inc.

     The table on page 5 provides details about the total return for each share class, including changes in share price and distributions of income and capital gains.

     If you hold your Vanguard 500 Index Fund shares in a taxable account, we direct your attention to information about the fund's after-tax performance on page 11.

FINANCIAL MARKETS IN REVIEW

Stock investors were sorely tested in 2001. The longest economic expansion in U.S. history ended in March and a recession began. Corporate profits and stock market valuations were already down sharply before September 11. The terrorist attacks led to a four-day hiatus from stock trading, and stock prices lost more ground when trading resumed. However, a rally took hold in the remainder of the year, reducing the market's losses. For the full 12 months, though, the broad U.S. stock market lost more than 10% of its value, producing its first back-to-back yearly losses since 1973-;1974.

     During the first nine months of the year, value-oriented shares outperformed growth stocks--by declining more modestly. But the fourth quarter's upturn brought a reversal: Growth stocks delivered the strongest gains. Small-cap stocks bested large ones throughout the year. On balance, stocks declined -;11.0% as measured by the Wilshire 5000 Total Market Index.

     The dismal environment for stocks proved to be a tonic for bonds. In an aggressive attempt to jump-start the flagging U.S. economy, the Federal

--------------------------------------------------------------------------------
MARKET BAROMETER                                    AVERAGE ANNUAL TOTAL RETURNS
                                                 PERIODS ENDED DECEMBER 31, 2001
                                                 -------------------------------
                                                   ONE       THREE         FIVE
                                                  YEAR       YEARS        YEARS
--------------------------------------------------------------------------------
STOCKS
S&P 500 Index (Large-caps)                      -11.9%       -1.0%         10.7%
Russell 2000 Index (Small-caps)                   2.5         6.4           7.5
Wilshire 5000 Index (Entire market)             -11.0        -0.7           9.7
MSCI EAFE Index (International)                 -22.0        -5.3           0.7
--------------------------------------------------------------------------------
BONDS
Lehman Aggregate Bond Index (Entire market)       8.4%        6.3%          7.4%
Lehman 10 Year Municipal Bond Index               4.6         4.6           5.9
Salomon Smith Barney 3-Month
  U.S. Treasury Bill Index                        4.1         4.9           5.0
================================================================================
CPI
Consumer Price Index                              1.6%        2.5%          2.2%
--------------------------------------------------------------------------------

Reserve Board slashed interest rates 11 times. As shown in the chart below, the Fed pushed its target for short-term interest rates from 6.50% to 1.75%--the lowest level in four decades. Lower interest rates translated into meaningful price gains for most high-quality bonds. For the year, the Lehman Brothers Aggregate Bond Index, a measure of the entire market for investment-grade U.S. bonds, returned 8.4%.

     Of course, lower rates can be tough on investors who depend on fixed income securities for current income. By the end of the year, the yield of the 3-month U.S. Treasury bill had plunged to 1.72%, down from 5.90% at the beginning of the year and roughly even with the rate of inflation. As a result, most short-term investment vehicles were providing minuscule "real," or inflation-adjusted, returns. The yields of the 10-year Treasury note and the 30-year Treasury bond finished 2001 little changed, at 5.05% and 5.47%, respectively.

     International stock markets generally followed the U.S. market's descent. Signs of economic weakness had already emerged across Europe and in the Pacific region when the U.S. economy decelerated in early 2001. A slowdown in demand from the United States--the world's largest consumer of imported

--------------------------------------------------------------------------------
A RECORD NUMBER OF INTEREST RATE CUTS (12 MONTHS ENDED DECEMBER 31, 2001)

In 2001, the Federal Reserve Board lowered its target for short-term interest rates a record 11 times. By repeatedly reducing the federal funds rate--the interest rate that banks charge each other for overnight loans made through the Federal Reserve System-- the Fed hoped to encourage investment and economic growth.

     12/31/2000           6.5
       1/3/2001             6
      1/31/2001           5.5
      2/28/2001           5.5
      3/20/2001             5
      4/18/2001           4.5
      5/15/2001             4
      6/27/2001          3.75
      7/30/2001          3.75
      8/21/2001           3.5
      8/31/2001           3.5
      9/17/2001             3
      10/2/2001           2.5
      11/6/2201             2
     12/11/2001          1.75
--------------------------------------------------------------------------------
Source: Federal Reserve Board.

goods--trimmed corporate earnings worldwide. And skepticism about the future of many technology and telecommunications companies only made matters worse. The strength of the U.S. dollar versus the Japanese yen, the euro, and a number of other currencies further exacerbated poor returns for U.S. investors in many markets. The Morgan Stanley Capital International Europe, Australasia, Far East
(EAFE) Index returned -;22.0% in dollars for the 12 months.

2001 PERFORMANCE  OVERVIEW
The large-cap stocks that dominate Vanguard 500 Index Fund's portfolio took a wild ride during 2001, experiencing a sharp decline for most of the year, then rallying in the final months. Ultimately, the fourth-quarter rally was too little too late, and the fund, like the benchmark it seeks to match, finished the year with a double-digit loss.

     During the first nine months of 2001, large-cap stocks, particularly large-cap growth stocks, continued the decline that began in March 2000. One of the hardest-hit sectors was technology stocks, which at one time accounted for more than 30% of the fund's holdings. As corporations slashed their capital budgets, technology companies reported shrinking profits or even big losses, and investors penalized their stock prices. By year's end, technology stocks made up just 17% of the portfolio.

--------------------------------------------------------------------------------
ONE OF THE HARDEST-HIT MARKET SECTORS WAS TECHNOLOGY STOCKS, which at one time accounted for more than 30% of the fund's holdings.
--------------------------------------------------------------------------------

     The best-performing sector for the year was consumer discretionary stocks, with notable strength among big-box discount retailers such as Home Depot and Wal-Mart. As the economic recession took hold, consumers directed their dollars to low-price merchants. Materials & processing stocks--the companies that make the economy's basic building blocks such as steel and aluminum--also performed well.

LONG-TERM  PERFORMANCE  OVERVIEW
Perhaps the most noteworthy development during 2001 was not performance-related, but an anniversary. In August, Vanguard 500 Index Fund, the first index mutual fund and now the world's largest mutual fund, celebrated its 25th anniversary. The fund's quarter-century of operations and its wide acceptance among investors are testament to the virtues of index investing--an idea derided as
"un-American" and a sure path to mediocrity when the 500 Index Fund made its debut. We offer an assessment of the fund's first 25 years on pages 6 and 7.

     Indexing  is  a  long-term   strategy,   and  its   strengths--low   costs,
diversification, and high levels of tax efficiency--are most apparent over a long time frame. The table on page 4 shows the average annual returns

--------------------------------------------------------------------------------
TOTAL RETURNS                                                    TEN YEARS ENDED
                                                               DECEMBER 31, 2001
                                           -------------------------------------
                                           AVERAGE                FINAL VALUE OF
                                            ANNUAL                     A $10,000
                                            RETURN            INITIAL INVESTMENT
--------------------------------------------------------------------------------
VANGUARD 500 INDEX FUND
  INVESTOR SHARES                            12.8%                       $33,473
Average Large-Cap Core Fund                  11.2                         28,853
S&P 500 Index                                12.9                         33,755
--------------------------------------------------------------------------------

of the 500 Index Fund, the average large-cap core mutual fund, and the Standard & Poor's 500 Index for the ten years ended December 31, 2001. During the past decade, Vanguard 500 Index Fund kept pace with the return of its unmanaged benchmark--which incurs neither operating nor transaction costs--and surpassed the return of its average actively managed rival by 1.6 percentage points.

     Much of the 500 Index Fund's excellent record can be attributed to its broad diversification and policy of remaining fully invested in a stock market that has risen historically. But it has had another major advantage as well: low costs. While the Investor Shares of Vanguard 500 Index Fund have an expense ratio (operating expenses as a percentage of assets) of just 0.18%, the average large-cap core fund charges 1.36%, more than seven times as much. And because the fund generally buys and holds the stocks in its portfolio, rather than trading rapidly, it incurs lower transaction costs than its actively managed counterparts.

     Trading costs are only one of the areas in which your fund's buy-and-hold strategy holds down the costs of investing. Our indexing strategy has also reduced the drag of taxes by resulting in very modest distributions of realized capital gains on portfolio securities. Indeed, the fund made no capital gain distributions in 2001 or 2000. In recent years, some self-proclaimed experts have predicted that index funds would realize large capital gains during stock market downturns because shareholder redemptions would require the sale of appreciated securities. These dire predictions proved false for two reasons. First, shareholders have not panicked and dumped shares in a down market. Second, the fund would always be able to sell its highest-cost shares first, so in a declining market nothing short of mammoth redemptions would be likely to trigger net gains.

     Over ten years, the performance drag of higher costs added up to big money. A hypothetical $10,000 investment in 500 Index Fund Investor Shares grew to $33,473, $4,620 more than the same investment in the average large-cap core fund. In fact, these results probably understate the 500 Index Fund's relative performance. The average return for peer mutual funds takes into account only those funds that survived for the entire decade. The records of funds that disappeared, typically because of poor performance, vanish from the calculation. Returns for peer funds also do not reflect up-front sales commissions charged to investors in some large-cap core funds.

IN CLOSING

As the fund's long-term results suggest, indexing is a powerful long-term strategy. But it requires patience and persistence. After all, we've just experienced two difficult years in which Vanguard 500 Index Fund, and the benchmark it tracks, posted negative returns. In order to reap the long-term benefits of an index fund's low-cost, broad-based exposure to the stock market, it's imperative to stick with your investment through good times and bad.

     One way to fortify your resolve during the stock market's weak periods is to develop a balanced portfolio, including not only broadly diversified stock funds, but also bond funds and money market funds. Index funds such as Vanguard 500 Index Fund are one of the simplest--and most efficient--means of putting these plans into place.

     We thank you for entrusting your hard-earned dollars to us, and we extend a warm welcome to our new shareholders.


SINCERELY,


/S/ JOHN J. BRENNAN
JOHN J. BRENNAN
CHAIRMAN AND CHIEF EXECUTIVE OFFICER

JANUARY 11, 2002




--------------------------------------------------------------------------------
YOUR FUND'S PERFORMANCE AT A GLANCE
                                                                DISTRIBUTIONS
                                      SHARE PRICE                 PER SHARE
                              --------------------------     -------------------
                               STARTING:         ENDING:     INCOME      CAPITAL
                           DEC. 31, 2000   DEC. 31, 2001  DIVIDENDS        GAINS
--------------------------------------------------------------------------------
VANGUARD 500 INDEX FUND
  Investor Shares                $121.86   $105.89           $1.275       $0.000
  Admiral Shares                  121.87    105.89            1.338        0.000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VANGUARD 500 INDEX FUND: THE FIRST 25 YEARS

Your fund, the nation's first index mutual fund, completed 25 years of operation in 2001. As we report on its performance in that anniversary year, we thought we would also take a brief look back at the fund's first quarter-century.

     First Index Investment Trust, as it was called then, began on August 31, 1976, with net assets of just $11.4 million, less than one-tenth of the sum we had hoped to attract. From this modest start, Vanguard 500 Index Fund has become the world's largest mutual fund, with $87 billion in net assets by year-end 2001.

     Each of the stock, bond, and balanced index funds we have created since 1976 is based on the same simple premises as your 500 Index Fund:

* First, a basic truth: In any given period, all investors as a group earn whatever return the market provides--before deducting the costs of investing. Some investors will earn above-average returns, some lower. But collectively, they are the market, so they earn the market return.

* Second, a matter of math: The return that investors, in the aggregate, actually receive will always be lower than the market return by an amount equal to the cost of investing--brokerage commissions, fund operating expenses, account maintenance fees, and the like.

* A low-cost index fund gives individual investors a way to come as close as possible to the market's return by staying fully invested and minimizing costs. And history has shown that only a minority of actively managed mutual funds has been able to provide long-term returns exceeding those of the market.

A QUARTER-CENTURY OF PROOF

Over 25 years, the 500 Index Fund's record has verified the theories on which the fund was based. Let's look at that record.

     A $10,000 investment in the fund made at the end of 1976 and held ever since, with dividends and capital gains distributions reinvested, would by now have grown to $234,257--an annualized return of 13.45%, before taxes.

     Of the 356 general equity mutual funds that existed when our fund began, only 95, or less than 27%, have done better over the years since. Indeed, a full 160 of those original competitors are no longer around, underscoring the reality that survival of the fittest is the rule in the investment business as well as in nature. Given the heavy odds against selecting, in advance, an actively managed fund that can beat the market, the case for making index funds the core of a portfolio seems compelling.

FOR COSTS, IT'S BEEN DOWNHILL ALL THE WAY

One thing that hasn't grown since your fund began is its cost to investors. In 1977, its first full year of operation, the fund's expense ratio was 0.46%. In 2001, expenses were 0.18% of assets for Investor Shares and only 0.12% for

Admiral Shares. The 500 Index Fund's shareholders have directly benefited as economies of scale drove down our operating costs.

     A clear lesson that emerges from indexing's first quarter-century is that successful investing requires patience and a long-term perspective. Over some periods--the past two years come instantly to mind--volatility can make it very difficult to stay with your investment program. But interim downturns simply must be expected.

     Our original shareholders have endured many such drops, yet their capital in the fund has grown remarkably. They've learned that the timing and size of market advances are as unpredictable as the declines, and that compounding works only when capital remains invested.

     And history has taught them that indexing works.

FUND PROFILE                                             AS OF DECEMBER 31, 2001
FOR 500 INDEX FUND

This Profile provides a snapshot of the fund's characteristics, compared where appropriate to its unmanaged target index. Key terms are defined on page 9.

--------------------------------------------------------------------------------
Portfolio Characteristics
                                                                             S&P
                                                               Fund          500
--------------------------------------------------------------------------------
Number of Stocks                                                506          500
Median Market Cap                                            $61.4B       $61.4B
Price/Earnings Ratio                                          29.0x        29.0x
Price/Book Ratio                                               3.7x         3.7x
Yield                                                                       1.4%
  Investor Shares                                              1.2%
  Admiral Shares                                               1.3%
Return on Equity                                              23.9%        23.9%
Earnings Growth Rate                                          14.3%        14.3%
Foreign Holdings                                               1.3%         1.3%
Turnover Rate                                                    4%           --
Expense Ratio
  Investor Shares                                             0.18%           --
  Admiral Shares                                              0.12%           --
Cash Investments                                               0.0%           --
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)

General Electric Co.                                                        3.8%
  (conglomerate)
Microsoft Corp.                                                             3.4
  (software)
Exxon Mobil Corp.                                                           2.6
  (oil)
Citigroup, Inc.                                                             2.5
  (financial services)
Wal-Mart Stores, Inc.                                                       2.4
  (retail)
Pfizer, Inc.                                                                2.4
  (pharmaceuticals)
Intel Corp.                                                                 2.0
  (computer hardware)
International Business Machines Corp.                                       2.0
  (computer technology)
American International Group, Inc.                                          2.0
  (insurance)
Johnson & Johnson                                                           1.7
  (pharmaceuticals)
--------------------------------------------------------------------------------
Top Ten                                                                    24.8%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VOLATILITY MEASURES
                                                                             S&P
                                                               Fund          500
--------------------------------------------------------------------------------
R-Squared                                                      1.00         1.00
Beta                                                           1.00         1.00
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT FOCUS




--------------------------------------------------------------------------------
SECTOR DIVERSIFICATION (% OF COMMON STOCKS)
                                                                             S&P
                                                               Fund          500
--------------------------------------------------------------------------------
Auto & Transportation                                          1.8%         1.8%
Consumer Discretionary                                        13.1         13.1
Consumer Staples                                               7.4          7.4
Financial Services                                            19.1         19.1
Health Care                                                   14.2         14.2
Integrated Oils                                                5.2          5.2
Other Energy                                                   1.6          1.6
Materials & Processing                                         2.9          2.9
Producer Durables                                              3.0          3.0
Technology                                                    17.0         17.0
Utilities                                                      8.5          8.5
Other                                                          6.2          6.2
--------------------------------------------------------------------------------

                                                               VISIT OUR WEBSITE
                                                                WWW.VANGUARD.COM
                                                           FOR REGULARLY UPDATED
                                                               FUND INFORMATION.

GLOSSARY OF INVESTMENT TERMS

BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of the overall market (or appropriate market index). The market (or index) is assigned a beta of 1.00, so a fund with a beta of 1.20 would have seen its share price rise or fall by 12% when the overall market rose or fell by 10%.
--------------------------------------------------------------------------------
CASH INVESTMENTS. The percentage of a fund's net assets invested in "cash equivalents"--highly liquid, short-term, interest-bearing securities. This figure does not include cash invested in futures contracts to simulate stock investment.
--------------------------------------------------------------------------------
EARNINGS GROWTH RATE. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
FOREIGN HOLDINGS. The percentage of a fund's equity assets represented by stocks or American Depositary Receipts of companies based outside the United States.
--------------------------------------------------------------------------------
MEDIAN MARKET CAP. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund's stocks, weighted by the proportion of the fund's assets invested in each stock. Stocks representing half of the fund's assets have market capitalizations above the median, and the rest are below it.
--------------------------------------------------------------------------------
PRICE/BOOK RATIO. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO. The ratio of a stock's current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company's future growth.
--------------------------------------------------------------------------------
R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the overall market (or its benchmark index). If a fund's total returns were precisely synchronized with the overall market's return, its R-squared would be 1.00. If a fund's returns bore no relationship to the market's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
RETURN ON EQUITY. The annual average rate of return generated by a company during the past five years for each dollar of shareholder's equity (net income divided by shareholder's equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.
--------------------------------------------------------------------------------
TURNOVER RATE. An indication of the fund's trading activity. Funds with high turnover rates incur higher transaction costs and are more likely to distribute capital gains (which are taxable to investors).
--------------------------------------------------------------------------------
YIELD. A snapshot of a fund's income from interest and dividends. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of dividends paid on stocks in the index.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY                                      AS OF DECEMBER 31, 2001
  FOR 500 INDEX FUND

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost.

--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE DECEMBER 31, 1991-DECEMBER 31, 2001

              500 INDEX FUND INV   AVERAGE LARGE-CAP CORE FUND     S&P 500 INDEX
199112                     10000                         10000             10000
199203                      9743                          9855              9747
199206                      9925                          9820              9933
199209                     10231                         10082             10246
199212                     10742                         10733             10762
199303                     11207                         11165             11232
199306                     11255                         11274             11287
199309                     11540                         11652             11578
199312                     11805                         11872             11847
199403                     11351                         11474             11397
199406                     11396                         11404             11445
199409                     11950                         11880             12005
199412                     11944                         11707             12003
199503                     13104                         12678             13172
199506                     14346                         13808             14429
199509                     15486                         14838             15576
199512                     16416                         15493             16514
199603                     17293                         16324             17400
199606                     18063                         16992             18181
199609                     18615                         17526             18743
199612                     20172                         18672             20305
199703                     20702                         18922             20849
199706                     24307                         22040             24489
199709                     26125                         23675             26324
199712                     26867                         23950             27079
199803                     30605                         27190             30857
199806                     31611                         27991             31876
199809                     28466                         24752             28705
199812                     34555                         30036             34818
199903                     36277                         31556             36553
199906                     38818                         33707             39130
199909                     36391                         31619             36686
199912                     41836                         36749             42145
200003                     42774                         38404             43111
200006                     41659                         37540             41966
200009                     41270                         37247             41560
200012                     38047                         33456             38308
200103                     33521                         29909             33766
200106                     35471                         31676             35742
200109                     30250                         27038             30496
200112                     33473                         28853             33755


                                   AVERAGE ANNUAL TOTAL RETURNS
                                 PERIODS ENDED DECEMBER 31, 2001
                                      ------------------------       FINAL VALUE
                                        ONE     FIVE       TEN      OF A $10,000
                                       YEAR    YEARS     YEARS        INVESTMENT
--------------------------------------------------------------------------------
500 Index Fund Investor Shares*     -12.02%   10.66%    12.84%           $33,473
Average Large-Cap Core Fund**       -13.76     9.09     11.18             28,853
S&P 500 Index                       -11.89    10.70     12.94             33,755
--------------------------------------------------------------------------------

                                                                     FINAL VALUE
                                              ONE        SINCE     OF A $250,000
                                             YEAR   INCEPTION+        INVESTMENT
--------------------------------------------------------------------------------
500 Index Fund Admiral Shares             -11.98%      -12.33%          $215,433
S&P 500 Index                             -11.89       -12.28            215,575
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%) DECEMBER 31, 1991-DECEMBER 31, 2001

                                                          FUND             INDEX
                                             1992          7.4               7.6
                                             1993          9.9              10.1
                                             1994          1.2               1.3
                                             1995         37.4              37.6
                                             1996         22.9                23
                                             1997         33.2              33.4
                                             1998         28.6              28.6
                                             1999         21.1                21
                                             2000         -9.1              -9.1
                                             2001          -12             -11.9
--------------------------------------------------------------------------------
*Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

**Derived from data provided by Lipper Inc.

+November 13, 2000.

Note: See Financial Highlights tables on pages 21 and 22 for dividend and capital gains information.

YOUR FUND'S AFTER-TAX RETURNS

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund's distributions, and
(2) assuming that an investor paid taxes on the fund's distributions and sold all shares at the end of each period.

     Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. (In the example that assumes all fund shares were sold, a negative pre-tax total return translates into a higher after-tax return. This is because the calculation assumes that the investor received a tax deduction for the loss incurred on the sale.)

     Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

     Finally, keep in mind that a fund's performance--whether before or after taxes--does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
Average Annual Total Returns                   Periods Ended December 31, 2001
                                                One Year  Five Years   Ten Years
                                               ---------------------------------

500 INDEX FUND INVESTOR SHARES*
  Returns Before Taxes                           -12.02%      10.66%      12.84%
  Returns After Taxes on Distributions            12.45       10.02       11.95
  Returns After Taxes on Distributions
  and Sale of Fund Shares                         -7.33        8.54       10.56
--------------------------------------------------------------------------------
*Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

FINANCIAL STATEMENTS
  DECEMBER 31, 2001
STATEMENT OF NET ASSETS

This Statement provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. Common stocks are listed in descending market value order. Temporary cash investments and other assets are added to, and liabilities are subtracted from, the value of Total Common Stocks to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

     At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
500 INDEX FUND                                             SHARES          (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.4%)(1)
--------------------------------------------------------------------------------
  General Electric Co.                                 82,079,419    $ 3,289,743
* Microsoft Corp.                                      44,533,532      2,950,347
  Exxon Mobil Corp.                                    56,563,046      2,222,928
  Citigroup, Inc.                                      42,538,219      2,147,329
  Wal-Mart Stores, Inc.                                36,853,985      2,120,947
  Pfizer, Inc.                                         51,978,014      2,071,324
  Intel Corp.                                          55,500,158      1,745,480
  International Business Machines Corp.                14,242,355      1,722,755
  American International Group, Inc.                   21,596,264      1,714,743
  Johnson & Johnson                                    25,355,060      1,498,484
* AOL Time Warner Inc.                                 36,601,797      1,174,918
  Merck & Co., Inc.                                    18,808,733      1,105,954
* Cisco Systems, Inc.                                  60,650,662      1,098,383
  SBC Communications Inc.                              27,796,036      1,088,771
  Verizon Communications Inc.                          22,441,682      1,065,082
  Home Depot, Inc.                                     19,371,070        988,118
  Tyco International Ltd.                              16,495,603        971,591
  The Coca-Cola Co.                                    20,559,417        969,377
  Royal Dutch Petroleum Co. ADR                        17,558,974        860,741
  Procter & Gamble Co.                                 10,709,076        847,409
  Philip Morris Cos., Inc.                             17,915,869        821,443
  Bank of America Corp.                                13,009,429        818,944
  Bristol-Myers Squibb Co.                             15,998,898        815,944
  ChevronTexaco Corp.                                   8,821,070        790,456
  Eli Lilly & Co.                                       9,295,710        730,085
  Abbott Laboratories                                  12,836,910        715,658
  PepsiCo, Inc.                                        14,466,936        704,395
  American Home Products Corp.                         10,906,700        669,235
  Fannie Mae                                            8,260,439        656,705
* Viacom Inc. Class B                                  14,517,920        640,966
* Oracle Corp.                                         45,988,018        635,095
  Wells Fargo Co.                                      14,017,284        609,051
  J.P. Morgan Chase & Co.                              16,314,222        593,022
  BellSouth Corp.                                      15,520,014        592,089
* Dell Computer Corp.                                  21,581,406        586,583
  AT&T Corp.                                           29,248,698        530,571
  Medtronic, Inc.                                      10,010,281        512,627
  Morgan Stanley Dean Witter & Co.                      9,068,604        507,298
* Amgen, Inc.                                           8,645,092        487,929
  Pharmacia Corp.                                      10,661,705        454,722
  Schering-Plough Corp.                                12,106,182        433,522
  Texas Instruments, Inc.                              14,323,007        401,044
  American Express Co.                                 11,032,053        393,734
  Minnesota Mining & Manufacturing Co.                  3,242,079        383,246
  Bank One Corp.                                        9,641,640        376,506
  Freddie Mac                                           5,747,135        375,863
  Merrill Lynch & Co., Inc.                             6,997,924        364,732
  E.I. du Pont de Nemours & Co.                         8,476,960        360,356
  Wachovia Corp.                                       11,252,531        352,879
  The Walt Disney Co.                                  16,856,869        349,274
* WorldCom Inc.-;WorldCom Group                        24,370,914        343,142
  U.S. Bancorp                                         16,095,490        336,879

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                           SHARES          (000)
--------------------------------------------------------------------------------
  Anheuser-Busch Cos., Inc.                             7,311,848    $   330,569
* Sun Microsystems, Inc.                               26,803,808        329,687
  Hewlett-Packard Co.                                  16,041,422        329,491
* QUALCOMM Inc.                                         6,320,491        319,185
  FleetBoston Financial Corp.                           8,640,979        315,396
  Target Corp.                                          7,464,702        306,426
* AT&T Wireless Services Inc.                          20,916,866        300,575
  Automatic Data Processing, Inc.                       5,098,507        300,302
  Lowe's Cos., Inc.                                     6,402,481        297,139
  Fifth Third Bancorp                                   4,777,553        293,007
  Gillette Co.                                          8,726,262        291,457
  Walgreen Co.                                          8,434,566        283,908
  McDonald's Corp.                                     10,628,828        281,345
  Motorola, Inc.                                       18,347,502        275,579
  Unilever NV ADR                                       4,726,005        272,265
* Applied Materials, Inc.                               6,749,215        270,644
  Electronic Data Systems Corp.                         3,919,584        268,687
  The Boeing Co.                                        6,923,612        268,498
  Colgate-Palmolive Co.                                 4,561,946        263,452
  Baxter International, Inc.                            4,881,397        261,789
  Schlumberger Ltd.                                     4,760,292        261,578
  Kimberly-Clark Corp.                                  4,342,300        259,670
* Comcast Corp. Special Class A                         6,999,832        251,994
  Duke Energy Corp.                                     6,417,585        251,954
  Dow Chemical Co.                                      7,457,416        251,912
* Clear Channel Communications, Inc.                    4,941,499        251,572
  United Technologies Corp.                             3,874,281        250,395
  Alcoa Inc.                                            7,022,792        249,660
  The Bank of New York Co., Inc.                        6,089,569        248,454
  MBNA Corp.                                            7,042,821        247,907
  First Data Corp.                                      3,154,514        247,472
* EMC Corp.                                            18,319,153        246,209
  Marsh & McLennan Cos., Inc.                           2,270,856        244,003
  Cardinal Health, Inc.                                 3,728,260        241,069
  Washington Mutual, Inc.                               7,242,424        236,827
  Ford Motor Co.                                       14,896,124        234,167
  Honeywell International Inc.                          6,720,606        227,291
  General Motors Corp.                                  4,593,136        223,226
  Household International, Inc.                         3,784,783        219,290
  Emerson Electric Co.                                  3,538,534        202,050
* Sprint PCS                                            8,150,115        198,944
  Allstate Corp.                                        5,895,792        198,688
  Nortel Networks Corp.                                26,461,268        198,460
* Kohl's Corp.                                          2,769,550        195,087
  Qwest Communications International Inc.              13,766,368        194,519
  Phillips Petroleum Co.                                3,152,616        189,977
  Metropolitan Life Insurance Co.                       5,993,036        189,859
  El Paso Corp.                                         4,219,560        188,235
  UnitedHealth Group Inc.                               2,577,953        182,442
  Lucent Technologies, Inc.                            28,230,106        177,567
  Charles Schwab Corp.                                 11,300,021        174,811
* Safeway, Inc.                                         4,150,040        173,264
  Illinois Tool Works, Inc.                             2,519,276        170,605
  Lockheed Martin Corp.                                 3,642,260        169,984
* Costco Wholesale Corp.                                3,739,269        165,949
  Waste Management, Inc.                                5,190,912        165,642
  Computer Associates International, Inc.               4,762,429        164,256
  HCA Inc.                                              4,258,824        164,135
  International Paper Co.                               3,985,203        160,803
* Cendant Corp.                                         8,109,615        159,030
  ALLTEL Corp.                                          2,566,647        158,439
* Tenet Healthcare Corp.                                2,691,053        158,019
  General Mills, Inc.                                   3,012,131        156,661
* Micron Technology, Inc.                               4,954,918        153,602
  SunTrust Banks, Inc.                                  2,388,020        149,729
* Veritas Software Corp.                                3,314,704        148,598
  Caterpillar, Inc.                                     2,837,454        148,257
  Sprint Corp.                                          7,334,729        147,281
  Gannett Co., Inc.                                     2,189,867        147,225
  National City Corp.                                   5,010,534        146,508
  Conoco Inc.                                           5,171,683        146,359
  Mellon Financial Corp.                                3,868,355        145,528
  Southern Co.                                          5,738,997        145,484
  Sysco Corp.                                           5,511,063        144,500
  Sara Lee Corp.                                        6,476,837        143,980
  State Street Corp.                                    2,690,316        140,569
* Maxim Integrated Products, Inc.                       2,670,312        140,218
* The Kroger Co.                                        6,642,614        138,631
  Omnicom Group Inc.                                    1,536,589        137,294
  Compaq Computer Corp.                                14,001,853        136,658
* Concord EFS, Inc.                                     4,161,175        136,403
  Carnival Corp.                                        4,846,563        136,091
  Harley-Davidson, Inc.                                 2,503,035        135,940
  BB&T Corp.                                            3,745,806        135,261
  General Dynamics Corp.                                1,668,311        132,864
* Analog Devices, Inc.                                  2,991,124        132,776
  PNC Financial Services Group                          2,348,953        132,011
  Lehman Brothers Holdings, Inc.                        1,970,445        131,626
  Dominion Resources, Inc.                              2,174,711        130,700
* Best Buy Co., Inc.                                    1,743,443        129,852
* FedEx Corp.                                           2,465,045        127,887
  The Hartford Financial Services Group Inc.            2,027,049        127,359
  Sears, Roebuck & Co.                                  2,667,335        127,072
  Exelon Corp.                                          2,653,204        127,035
* Guidant Corp.                                         2,519,564        125,474
  NIKE, Inc. Class B                                    2,221,038        124,911
* Immunex Corp.                                         4,502,981        124,778
* Forest Laboratories, Inc.                             1,471,357        120,578
  H.J. Heinz Co.                                        2,895,215        119,051
  Union Pacific Corp.                                   2,053,944        117,075

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
500 INDEX FUND                                             SHARES          (000)
--------------------------------------------------------------------------------
  Southwest Airlines Co.                                6,327,928    $   116,940
  Anadarko Petroleum Corp.                              2,056,798        116,929
  American Electric Power Co., Inc.                     2,664,385        115,981
  CIGNA Corp.                                           1,195,832        110,794
  Northern Trust Corp.                                  1,836,424        110,589
  USA Education Inc.                                    1,296,261        108,912
  Williams Cos., Inc.                                   4,261,056        108,742
* Agilent Technologies, Inc.                            3,808,542        108,582
  Paychex, Inc.                                         3,094,693        107,850
* Xilinx, Inc.                                          2,761,712        107,845
* Siebel Systems, Inc.                                  3,822,742        106,960
  AFLAC Inc.                                            4,317,500        106,038
  Albertson's, Inc.                                     3,357,379        105,724
  ConAgra Foods, Inc.                                   4,438,909        105,513
  Raytheon Co.                                          3,232,057        104,945
* Genzyme Corp.                                         1,745,323        104,475
  TXU Corp.                                             2,191,722        103,340
  Equity Office Properties Trust REIT                   3,425,565        103,041
  Linear Technology Corp.                               2,617,494        102,187
  John Hancock Financial Services, Inc.                 2,469,600        101,994
  Baker Hughes, Inc.                                    2,777,182        101,284
  Campbell Soup Co.                                     3,387,048        101,171
  Kellogg Co.                                           3,360,646        101,155
* PeopleSoft, Inc.                                      2,503,788        100,652
  XL Capital Ltd. Class A                               1,096,758        100,200
  The Gap, Inc.                                         7,130,494         99,399
  The McGraw-Hill Cos., Inc.                            1,598,180         97,457
  The Chubb Corp.                                       1,403,935         96,872
  Weyerhaeuser Co.                                      1,787,907         96,690
  Capital One Financial Corp.                           1,776,583         95,847
  Wm. Wrigley Jr. Co.                                   1,862,030         95,652
  CVS Corp.                                             3,231,151         95,642
  Alcan Inc.                                            2,652,878         95,318
* JDS Uniphase Corp.                                   10,972,249         95,239
  Stryker Corp.                                         1,625,476         94,879
  Masco Corp.                                           3,794,327         92,961
  Interpublic Group of Cos., Inc.                       3,122,208         92,230
  Tribune Co.                                           2,462,984         92,189
  Northrop Grumman Corp.                                  912,929         92,032
  May Department Stores Co.                             2,473,932         91,486
  Burlington Northern Santa Fe Corp.                    3,197,143         91,214
  Avon Products, Inc.                                   1,953,133         90,821
  The Progressive Corp.                                   606,066         90,486
  TJX Cos., Inc.                                        2,255,059         89,887
  Transocean Sedco Forex Inc.                           2,635,546         89,134
* Broadcom Corp.                                        2,168,736         88,636
  McKesson Corp.                                        2,364,384         88,428
  Air Products & Chemicals, Inc.                        1,875,378         87,974
  Loews Corp.                                           1,583,279         87,682
  FirstEnergy Corp.                                     2,460,526         86,069
* Sanmina-SCI Corp.                                     4,307,092         85,711
* King Pharmaceuticals, Inc.                            2,030,919         85,563
  KeyCorp                                               3,501,268         85,221
  Deere & Co.                                           1,942,055         84,790
  Comerica, Inc.                                        1,472,307         84,363
* Yahoo!, Inc.                                          4,709,251         83,542
* MedImmune Inc.                                        1,769,705         82,026
  FPL Group, Inc.                                       1,454,036         82,008
  Occidental Petroleum Corp.                            3,088,665         81,942
  Progress Energy, Inc.                                 1,808,420         81,433
  Allergan, Inc.                                        1,084,566         81,397
* Bed Bath & Beyond, Inc.                               2,398,207         81,299
  Marriott International, Inc. Class A                  1,992,448         80,993
* Boston Scientific Corp.                               3,334,914         80,438
* NVIDIA Corp.                                          1,195,184         79,958
  Xcel Energy, Inc.                                     2,856,635         79,243
  Aon Corp.                                             2,223,224         78,969
  Archer-Daniels-Midland Co.                            5,467,546         78,459
  USX-Marathon Group                                    2,558,734         76,762
  Golden West Financial Corp.                           1,303,564         76,715
* Solectron Corp.                                       6,785,778         76,544
  Lincoln National Corp.                                1,566,728         76,096
  The Clorox Co.                                        1,922,931         76,052
  Franklin Resources Corp.                              2,156,271         76,052
  Hershey Foods Corp.                                   1,121,731         75,941
* KLA-Tencor Corp.                                      1,532,219         75,937
  Pitney Bowes, Inc.                                    2,016,120         75,826
  St. Paul Cos., Inc.                                   1,714,931         75,406
* Intuit, Inc.                                          1,753,718         75,024
  Praxair, Inc.                                         1,330,260         73,497
  Dynegy, Inc.                                          2,868,965         73,159
  Unocal Corp.                                          2,017,830         72,783
  Public Service Enterprise Group, Inc.                 1,715,965         72,397
* AES Corp.                                             4,408,413         72,078
  PPG Industries, Inc.                                  1,392,529         72,022
* NEXTEL Communications, Inc.                           6,541,051         71,690
  Entergy Corp.                                         1,828,207         71,501
* Staples, Inc.                                         3,817,416         71,386
  Danaher Corp.                                         1,181,663         71,266
  Becton, Dickinson & Co.                               2,138,194         70,881
  Consolidated Edison Inc.                              1,755,183         70,839
  Eastman Kodak Co.                                     2,406,017         70,809
  Barrick Gold Corp.                                    4,433,109         70,708
* Univision Communications Inc.                         1,737,632         70,305
* Biogen, Inc.                                          1,222,848         70,130
  SouthTrust Corp.                                      2,833,974         69,914
  Corning, Inc.                                         7,821,160         69,765
  Coca-Cola Enterprises, Inc.                           3,678,007         69,661
* Computer Sciences Corp.                               1,408,567         68,992
  Biomet, Inc.                                          2,229,825         68,902
  Applied Biosystems Group-Applera Corp.                1,752,780         68,832

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                           SHARES          (000)
--------------------------------------------------------------------------------
* Chiron Corp.                                          1,564,261    $    68,577
  H & R Block, Inc.                                     1,517,295         67,823
* Altera Corp.                                          3,185,450         67,595
  Cintas Corp.                                          1,403,465         67,366
  MBIA, Inc.                                            1,225,703         65,734
* Fiserv, Inc.                                          1,547,832         65,504
  Reliant Energy, Inc.                                  2,465,732         65,391
* Federated Department Stores, Inc.                     1,593,513         65,175
* AutoZone Inc.                                           891,659         64,021
* Apple Computer, Inc.                                  2,901,098         63,534
* Lexmark International, Inc.                           1,075,008         63,425
  Delphi Automotive Systems Corp.                       4,633,204         63,290
  Rohm & Haas Co.                                       1,822,487         63,113
  Burlington Resources, Inc.                            1,660,565         62,338
  Dover Corp.                                           1,673,946         62,053
  Xerox Corp.                                           5,954,609         62,047
  CSX Corp.                                             1,762,836         61,787
* Wellpoint Health Networks Inc. Class A                  527,339         61,620
* PG&E Corp.                                            3,202,580         61,618
  Mattel, Inc.                                          3,569,526         61,396
  Adobe Systems, Inc.                                   1,961,513         60,905
  Newell Rubbermaid, Inc.                               2,205,447         60,804
  Synovus Financial Corp.                               2,408,948         60,344
* Starbucks Corp.                                       3,153,460         60,073
* Network Appliance, Inc.                               2,738,304         59,887
* Tricon Global Restaurants, Inc.                       1,206,173         59,344
  J.C. Penney Co., Inc.                                 2,181,727         58,688
  Norfolk Southern Corp.                                3,188,295         58,441
  Johnson Controls, Inc.                                  721,752         58,281
  Ingersoll-Rand Co.                                    1,389,258         58,085
  Jefferson-Pilot Corp.                                 1,244,269         57,572
  AmSouth Bancorp                                       3,013,740         56,960
  Apache Corp.                                          1,133,803         56,554
  DTE Energy Co.                                        1,345,086         56,413
  Regions Financial Corp.                               1,880,759         56,310
* St. Jude Medical, Inc.                                  719,938         55,903
  Equity Residential Properties Trust REIT              1,941,035         55,727
  The Pepsi Bottling Group, Inc.                        2,347,681         55,171
  MGIC Investment Corp.                                   886,454         54,712
  New York Times Co. Class A                            1,253,885         54,231
  AmerisourceBergen Corp.                                 850,847         54,071
* Convergys Corp.                                       1,423,054         53,350
  UnumProvident Corp.                                   2,001,753         53,066
* Mirant Corp.                                          3,303,603         52,924
  Genuine Parts Co.                                     1,432,483         52,572
  Georgia Pacific Group                                 1,900,070         52,461
  The Limited, Inc.                                     3,544,637         52,177
  Moody's Corp.                                         1,290,106         51,424
  Kinder Morgan, Inc.                                     923,154         51,410
  Avery Dennison Corp.                                    908,708         51,369
  Union Planters Corp.                                  1,136,132         51,274
  Cincinnati Financial Corp.                            1,335,755         50,959
* Tellabs, Inc.                                         3,385,367         50,645
  AMBAC Financial Group Inc.                              872,747         50,497
  Charter One Financial, Inc.                           1,858,562         50,460
  Molex, Inc.                                           1,614,419         49,966
  Stilwell Financial, Inc.                              1,830,710         49,832
* International Game Technology                           718,761         49,091
* Zimmer Holdings, Inc.                                 1,602,687         48,946
  Starwood Hotels & Resorts Worldwide, Inc.             1,635,372         48,816
  Fortune Brands, Inc.                                  1,228,806         48,648
  Textron, Inc.                                         1,168,199         48,434
  Ameren Corp.                                          1,138,144         48,143
* HEALTHSOUTH Corp.                                     3,244,092         48,077
  UST, Inc.                                             1,368,234         47,888
* LSI Logic Corp.                                       3,033,613         47,870
  IMS Health, Inc.                                      2,444,155         47,685
  Willamette Industries, Inc.                             908,604         47,356
* Office Depot, Inc.                                    2,533,242         46,966
* Novellus Systems, Inc.                                1,185,249         46,758
* Sabre Holdings Corp.                                  1,103,837         46,748
  Halliburton Co.                                       3,551,378         46,523
  Amerada Hess Corp.                                      733,509         45,844
  Bear Stearns Co., Inc.                                  778,392         45,645
  Kerr-McGee Corp.                                        828,519         45,403
  Knight Ridder Inc.                                      695,173         45,138
* Teradyne, Inc.                                        1,491,852         44,964
* National Semiconductor Corp.                          1,454,621         44,788
  RadioShack Corp.                                      1,482,278         44,617
  Circuit City Stores, Inc.                             1,719,238         44,614
* Advanced Micro Devices, Inc.                          2,810,191         44,570
  Parker Hannifin Corp.                                   969,806         44,524
  Cinergy Corp.                                         1,315,892         43,990
  Family Dollar Stores, Inc.                            1,425,538         42,738
  Eaton Corp.                                             573,215         42,653
  Ecolab, Inc.                                          1,055,274         42,475
* Calpine Corp.                                         2,525,052         42,396
  PPL Corp.                                             1,211,554         42,223
  Sempra Energy                                         1,713,404         42,064
  PACCAR Inc.                                             634,819         41,657
  Countrywide Credit Industries, Inc                    1,011,105         41,425
  Dollar General Corp.                                  2,734,151         40,739
* Edison International                                  2,694,201         40,682
  Whirlpool Corp.                                         553,607         40,596
  Torchmark Corp.                                       1,026,833         40,385
  Devon Energy Corp.                                    1,042,554         40,295
  Vulcan Materials Co.                                    837,898         40,169
* Nabors Industries, Inc.                               1,165,287         40,004
  Zions Bancorp                                           758,978         39,907
  KeySpan Corp.                                         1,150,539         39,866
  NiSource Inc.                                         1,710,342         39,440
* TMP Worldwide, Inc.                                     914,381         39,227

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
500 INDEX FUND                                             SHARES          (000)
--------------------------------------------------------------------------------
  Aetna Inc.                                            1,185,503         39,110
* Robert Half International, Inc.                       1,450,830         38,737
* CIENA Corp.                                           2,705,948         38,722
  TRW, Inc.                                             1,044,753         38,698
  Dow Jones & Co., Inc.                                   702,570         38,452
  CenturyTel, Inc.                                      1,166,951         38,276
  Tiffany & Co.                                         1,208,119         38,020
  Allegheny Energy, Inc.                                1,034,033         37,453
  Leggett & Platt, Inc.                                 1,625,127         37,378
  EOG Resources, Inc.                                     955,330         37,363
* Health Management Associates Class A                  2,027,817         37,312
* Noble Drilling Corp.                                  1,094,062         37,242
  W.W. Grainger, Inc.                                     773,912         37,148
* Jabil Circuit, Inc.                                   1,630,809         37,052
  ITT Industries, Inc.                                    731,423         36,937
* Waters Corp.                                            945,261         36,629
* Compuware Corp.                                       3,075,003         36,254
  Constellation Energy Group, Inc.                      1,354,039         35,950
  VF Corp.                                                918,030         35,812
  Huntington Bancshares Inc.                            2,077,918         35,719
  PerkinElmer, Inc.                                     1,019,031         35,686
  T. Rowe Price Group Inc.                              1,018,228         35,363
  Brown-Forman Corp. Class B                              564,820         35,358
* Citrix Systems, Inc.                                  1,552,794         35,186
  Sherwin-Williams Co.                                  1,277,727         35,137
* Thermo Electron Corp.                                 1,470,804         35,093
* Harrah's Entertainment, Inc.                            927,989         34,345
* Comverse Technology, Inc.                             1,533,966         34,315
  Darden Restaurants Inc.                                 964,084         34,129
* QLogic Corp.                                            766,365         34,111
  Nucor Corp.                                             643,221         34,065
* Toys R Us, Inc.                                       1,642,203         34,059
  Hilton Hotels Corp.                                   3,054,049         33,350
* Unisys Corp.                                          2,639,694         33,102
* BMC Software, Inc.                                    2,020,421         33,074
  SAFECO Corp.                                          1,057,177         32,931
  The Stanley Works                                       705,783         32,868
  The Goodyear Tire & Rubber Co.                        1,344,719         32,018
  Newmont Mining Corp.                                  1,621,516         30,987
  Scientific-Atlanta, Inc.                              1,292,676         30,947
  TECO Energy, Inc.                                     1,154,273         30,288
* Conexant Systems, Inc.                                2,107,749         30,267
* Jones Apparel Group, Inc.                               906,693         30,075
* ADC Telecommunications, Inc.                          6,524,711         30,014
  Symbol Technologies, Inc.                             1,889,929         30,012
  Delta Air Lines, Inc.                                 1,019,484         29,830
  Engelhard Corp.                                       1,073,697         29,720
  Placer Dome, Inc.                                     2,716,232         29,634
  Rockwell Collins, Inc.                                1,518,995         29,620
* NCR Corp.                                               803,583         29,620
  Pinnacle West Capital Corp.                             699,878         29,290
* Comcast Corp. Class A                                   813,477         29,285
* PMC Sierra Inc.                                       1,365,471         29,030
  Equifax, Inc.                                         1,198,406         28,942
* Avaya Inc.                                            2,373,213         28,835
  Centex Corp.                                            502,548         28,690
* AMR Corp.                                             1,277,878         28,331
* Sealed Air Corp.                                        692,205         28,256
  R.R. Donnelley & Sons Co.                               947,212         28,123
* Applied Micro Circuits Corp.                          2,467,784         27,935
* Watson Pharmaceuticals, Inc.                            880,698         27,645
  C.R. Bard, Inc.                                         422,715         27,265
  Rockwell International Corp.                          1,520,297         27,153
  Cooper Industries, Inc.                                 775,000         27,063
  CMS Energy Corp.                                      1,100,017         26,433
  Ashland, Inc.                                           571,094         26,316
* Inco Ltd.                                             1,504,634         25,489
  The Mead Corp.                                          821,442         25,374
  Wendy's International, Inc.                             865,114         25,235
  Black & Decker Corp.                                    660,096         24,905
  Eastman Chemical Co.                                    637,919         24,892
  Fluor Corp.                                             662,602         24,781
* Citizens Communications Co.                           2,315,847         24,687
  SuperValu Inc.                                        1,102,612         24,390
  Pall Corp.                                            1,010,323         24,308
  Sunoco, Inc.                                            650,372         24,285
  Westvaco Corp.                                          846,194         24,074
  Millipore Corp.                                         394,982         23,975
  Sigma-Aldrich Corp.                                     606,863         23,916
* Niagara Mohawk Holdings Inc.                          1,325,813         23,507
* Pactiv Corp.                                          1,317,533         23,386
* American Power Conversion Corp.                       1,617,082         23,383
  International Flavors & Fragrances, Inc.                784,341         23,303
* Mercury Interactive Corp.                               684,409         23,256
  Hasbro, Inc.                                          1,428,072         23,178
  Temple-Inland Inc.                                      407,853         23,138
* Allied Waste Industries, Inc.                         1,628,480         22,896
  Deluxe Corp.                                            548,977         22,826
* Kmart Corp.                                           4,116,255         22,475
  Goodrich Corp.                                          843,198         22,446
  Nordstrom, Inc.                                       1,108,792         22,431
  Pulte Homes, Inc.                                       486,979         21,753
  Liz Claiborne, Inc.                                     434,977         21,640
* Gateway, Inc.                                         2,677,801         21,530
  Bemis Co., Inc.                                         436,899         21,487
  Phelps Dodge Corp.                                      651,093         21,095
  Alberto-Culver Co. Class B                              468,235         20,949
* Manor Care, Inc.                                        846,381         20,068
  Maytag Corp.                                            635,460         19,718
* Tektronix, Inc.                                         760,564         19,607
* Vitesse Semiconductor Corp.                           1,572,253         19,543
  Navistar International Corp.                            491,254         19,405
* Palm, Inc.                                            4,690,131         18,198

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                           SHARES          (000)
--------------------------------------------------------------------------------
  Dana Corp.                                            1,224,824        17,001
* Parametric Technology Corp.                           2,174,075        16,980
  Autodesk, Inc.                                          453,781        16,912
  Bausch & Lomb, Inc.                                     443,857        16,716
  KB HOME                                                 415,065        16,644
  Winn-Dixie Stores, Inc.                               1,164,226        16,590
* Humana Inc.                                           1,396,848        16,469
  Boise Cascade Corp.                                     480,513        16,342
  Visteon Corp.                                         1,077,714        16,209
  Snap-On Inc.                                            478,440        16,104
  Ball Corp.                                              226,779        16,033
  Adolph Coors Co. Class B                                299,119        15,973
* Quintiles Transnational Corp.                           990,415        15,896
  Brunswick Corp.                                         725,175        15,780
  NICOR, Inc.                                             370,777        15,439
* Rowan Cos., Inc.                                        776,310        15,037
* Andrew Corp.                                            673,876        14,751
  Meredith Corp.                                          408,317        14,557
* Novell, Inc.                                          2,981,701        13,686
* Freeport-McMoRan Copper & Gold, Inc. Class B          1,014,499        13,584
  USX-U.S. Steel Group                                    735,955        13,328
  Cummins Inc.                                            341,531        13,163
* Reebok International Ltd.                               485,307        12,861
* Conseco Inc.                                          2,841,481        12,673
  Crane Co.                                               493,851        12,662
  Allegheny Technologies Inc.                             665,001        11,139
  Peoples Energy Corp.                                    293,020        11,114
  Dillard's Inc.                                          693,228        11,092
  Ryder System, Inc.                                      500,292        11,081
  Thomas & Betts Corp.                                    481,607        10,186
  Great Lakes Chemical Corp.                              415,657        10,092
  Worthington Industries, Inc.                            707,229        10,043
  Big Lots Inc.                                           938,734         9,763
  Cooper Tire & Rubber Co.                                600,693         9,587
  Tupperware Corp.                                        478,755         9,216
* Hercules, Inc.                                          894,097         8,941
  Providian Financial Corp.                             2,348,324         8,337
* Sapient Corp.                                         1,044,471         8,063
  Louisiana-Pacific Corp.                                 865,817         7,308
  American Greetings Corp. Class A                        527,328         7,267
* Power-One, Inc.                                         648,771         6,754
* Viacom Inc. Class A                                     143,386         6,345
* McDermott International, Inc.                           502,946         6,171
* US Airways Group, Inc.                                  555,623         3,523
* Freeport-McMoRan Copper & Gold, Inc. Class A            176,683         2,279
  National Service Industries, Inc.                        93,796           189
  Molex, Inc. Class A                                       4,051           110
  Alberto-Culver Co. Class A                                1,000            39
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
  (Cost $65,778,346)                                                 86,517,229
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS                                 (0.8%)(1)
--------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK
(2) 2.30%, 1/9/2002                                      $ 27,000        26,991
FEDERAL HOME LOAN MORTGAGE CORP.
(2) 2.21%, 1/17/2002                                        9,200         9,193
REPURCHASE AGREEMENTS
Collateralized by U.S. Government
  Obligations in a Pooled Cash Account
  1.69%, 1/2/2002--Note F                                 173,789       173,789
  1.75%, 1/2/2002                                         446,105       446,105
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $656,071)                                                       656,078
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.2%)
  (Cost $66,434,417)                                                 87,173,307
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES                              (-0.2%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                    993,582
Liabilities--Note F                                                  (1,153,035)
                                                                     -----------
                                                                       (159,453)
                                                                     -----------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                   $87,013,854
================================================================================
*See Note A in Notes to Financial Statements.
*Non-income-producing security.
(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets. See Note E in Notes to Financial Statements.
(2)Securities with an aggregate value of $36,184,000 have been segregated as initial margin for open futures contracts.
ADR--American Depositary Receipt.
REIT--Real Estate Investment Trust.

--------------------------------------------------------------------------------
                                                                          AMOUNT
500 INDEX FUND                                                             (000)
--------------------------------------------------------------------------------
AT DECEMBER 31, 2001, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital--Note D                                             $67,532,601
Overdistributed Net Investment Income                                   (65,280)
Accumulated Net Realized Losses--Note D                              (1,195,448)
Unrealized Appreciation--Note E
  Investment Securities                                              20,738,890
  Futures Contracts                                                       3,091
--------------------------------------------------------------------------------
NET ASSETS $87,013,854
================================================================================
Investor Shares--Net Assets
Applicable to 690,838,747 outstanding
  $.001 par value shares of beneficial
  interest (unlimited authorization)                                $73,150,774
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INVESTOR SHARES                                                       $105.89
================================================================================
Admiral Shares--Net Assets
Applicable to 130,922,140 outstanding
  $.001 par value shares of beneficial
  interest (unlimited authorization)                                $13,863,080
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  ADMIRAL SHARES                                                        $105.89
================================================================================

STATEMENT OF OPERATIONS

This Statement shows the types of income earned by the fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain
(Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.
--------------------------------------------------------------------------------
                                                                  500 INDEX FUND
                                                    YEAR ENDED DECEMBER 31, 2001
                                                                           (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
  Dividends                                                           1,162,366
  Interest                                                               13,921
  Security Lending                                                          419
--------------------------------------------------------------------------------
    Total Income                                                      1,176,706
--------------------------------------------------------------------------------
EXPENSES
The Vanguard Group--Note B
  Investment Advisory Services                                              181
  Management and Administrative
    Investor Shares                                                     124,332
    Admiral Shares                                                       13,228
  Marketing and Distribution
    Investor Shares                                                      12,311
    Admiral Shares                                                          960
  Custodian Fees                                                            460
  Auditing Fees                                                              12
  Shareholders' Reports
    Investor Shares                                                       1,667
    Admiral Shares                                                            --
  Trustees' Fees and Expenses                                               136
--------------------------------------------------------------------------------
    Total Expenses                                                      153,287
    Expenses Paid Indirectly--Note C                                        (10)
--------------------------------------------------------------------------------
    Net Expenses                                                        153,277
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 1,023,429
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
  Investment Securities Sold                                           (117,611)
  Futures Contracts                                                     (43,936)
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                                               (161,547)
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
  Investment Securities                                             (12,609,761)
  Futures Contracts                                                       3,704
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                    (12,606,057)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS    $(11,744,175)
================================================================================

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how the fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.
--------------------------------------------------------------------------------
                                                           500 Index Fund
                                                       Year Ended December 31,
                                                    ----------------------------
                                                             2001           2000
                                                            (000)          (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                               $ 1,023,429   $ 1,009,039
  Realized Net Gain (Loss)                               (161,547)    1,206,729
  Change in Unrealized Appreciation (Depreciation)    (12,606,057)  (11,797,171)
--------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
    Resulting from Operations                         (11,744,175)   (9,581,403)
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income
    Investor Shares                                      (880,294)     (996,555)
    Admiral Shares                                       (156,169)      (24,781)
  Realized Capital Gain
    Investor Shares                                             --            --
    Admiral Shares                                              --            --
--------------------------------------------------------------------------------
Total Distributions                                    (1,036,463)   (1,021,336)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--Note G
  Investor Shares                                      (3,502,888)   (6,012,890)
  Admiral Shares                                        6,819,849     8,440,834
--------------------------------------------------------------------------------
    Net Increase (Decrease) from Capital
    Share Transactions                                  3,316,961     2,427,944
--------------------------------------------------------------------------------
  Total Increase (Decrease)                            (9,463,677)   (8,174,795)
--------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                                  96,477,531   104,652,326
--------------------------------------------------------------------------------
  End of Period                                      $ 87,013,854  $ 96,477,531
================================================================================

FINANCIAL HIGHLIGHTS

This table summarizes the fund's investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.
--------------------------------------------------------------------------------
                                        500 INDEX FUND INVESTOR SHARES
                                            YEAR ENDED DECEMBER 31,
                               -------------------------------------------------
FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD              2001      2000       1999      1998     1997
--------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD           $121.86   $135.33    $113.95   $ 90.07   $69.17
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income           1.260      1.29      1.370      1.33     1.31
  Net Realized and Unrealized
    Gain (Loss) on Investments  (15.955)   (13.46)    22.415     24.30    21.50
--------------------------------------------------------------------------------
    Total from Investment
      Operations                (14.695)   (12.17)    23.785     25.63    22.81
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net
    Investment Income            (1.275)    (1.30)    (1.410)    (1.33)   (1.32)
  Distributions from Realized
    Capital Gains                     --        --     (.995)     (.42)    (.59)
--------------------------------------------------------------------------------
    Total Distributions          (1.275)    (1.30)    (2.405)    (1.75)   (1.91)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD  $105.89   $121.86    $135.33   $113.95   $90.07
================================================================================

TOTAL RETURN*                    -12.02%    -9.06%     21.07%    28.62%   33.19%
================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period
    (Millions)                  $73,151   $88,240   $104,652   $74,229  $49,358
  Ratio of Total Expenses to
    Average Net Assets             0.18%     0.18%      0.18%     0.18%    0.19%
  Ratio of Net Investment Income
    to Average Net Assets          1.14%     0.98%      1.13%     1.35%    1.66%
  Portfolio Turnover Rate**           4%        9%         6%        6%       5%
================================================================================
*Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Portfolio turnover rates excluding in-kind redemptions were 3%, 7%, 3%, 3%, and 3%, respectively.

--------------------------------------------------------------------------------
                                                   500 INDEX FUND ADMIRAL SHARES
                                                   YEAR ENDED        NOV. 13* TO
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD  DEC. 31, 2001      DEC. 31, 2000
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $121.87            $124.88
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                1.313               .179
  Net Realized and Unrealized Gain
    (Loss) on Investments                            (15.955)            (2.808)
--------------------------------------------------------------------------------
    Total from Investment Operations                 (14.642)            (2.629)
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                (1.338)             (.381)
  Distributions from Realized Capital Gains                --                 --
--------------------------------------------------------------------------------
    Total Distributions                               (1.338)             (.381)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $105.89            $121.87
================================================================================

TOTAL RETURN                                          -11.98%             -2.10%
================================================================================

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (Millions)                  13,863             $8,237
Ratio of Total Expenses to Average Net Assets           0.12%             0.12%+
Ratio of Net Investment Income to Average Net Assets    1.22%             1.03%+
Portfolio Turnover Rate**                                  4%                 9%
================================================================================
*Inception.
**Portfolio turnover rates excluding in-kind redemptions were 3% and 7%, respectively.
+Annualized.

NOTES TO FINANCIAL STATEMENTS

Vanguard 500 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund's minimum purchase requirements. Admiral Shares were first issued on November 13, 2000, and are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

     1. SECURITY VALUATION: Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices are taken from the primary market in which each security trades. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued by methods deemed by the board of trustees to represent fair value.

     2. FEDERAL INCOME TAXES: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

     3. REPURCHASE AGREEMENTS: The fund, along with other members of The Vanguard Group, transfers uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     4. FUTURES CONTRACTS: The fund uses S&P 500 Index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

     Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

     5. DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

     6. OTHER: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

     Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2001, the fund had contributed capital of $16,032,000 to Vanguard (included in Other Assets), representing 0.02% of the fund's net assets and 16.03% of Vanguard's capitalization. The fund's trustees and officers are also directors and officers of Vanguard.

C. The fund's custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in its non-interest-bearing custody account. For the year ended December 31, 2001, custodian fee offset arrangements reduced expenses by $10,000.

D. During the year ended December 31, 2001, the fund purchased $6,476,624,000 of investment securities and sold $3,630,751,000 of investment securities other than temporary cash investments.

     During the year ended December 31, 2001, the fund realized $684,916,000 of net capital gains resulting from in-kind redemptions--in which shareholders exchange fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

     At December 31, 2001, the fund had available realized losses of $1,188,745,000 to offset future net capital gains of $193,358,000 through December 31, 2008, $890,248,000 through December 31, 2009, and $105,139,000 through December 31, 2010.

E. At December 31, 2001, net unrealized appreciation of investment securities for financial reporting and federal income tax purposes was $20,738,890,000, consisting of unrealized gains of $29,403,082,000 on securities that had risen in value since their purchase and $8,664,192,000 in unrealized losses on securities that had fallen in value since their purchase.

At December 31, 2001, the aggregate settlement value of open futures contracts expiring in March 2002 and the related unrealized appreciation were:

--------------------------------------------------------------------------------
                                                                (000)
                                              ----------------------------------
                                              Aggregate               Unrealized
                            Number of        Settlement             Appreciation
Futures Contracts      Long Contracts             Value           (Depreciation)
--------------------------------------------------------------------------------
S&P 500 Index                   1,614          $463,702                   $3,091
--------------------------------------------------------------------------------

Unrealized appreciation on open futures contracts is required to be treated as realized gain for federal income tax purposes.

F. The market value of securities on loan to broker/dealers at December 31, 2001, was $169,318,000 for which the fund held cash collateral of $173,789,000. The fund invests cash collateral received in repurchase agreements, and records a liability for the return of the collateral, during the period the securities are on loan.

G. Capital share transactions for each class of shares were:
--------------------------------------------------------------------------------
                                                  YEAR ENDED DECEMBER 31,
                                            2001                      2000
                                      ------------------      -----------------
                                      AMOUNT      SHARES      AMOUNT     SHARES
                                       (000)       (000)       (000)      (000)
--------------------------------------------------------------------------------
Investor Shares
  Issued                        $15,386,452     136,694 $21,080,340     160,587
  Issued in Lieu of Cash
    Distributions                   820,769       7,971     913,406       6,963
  Redeemed                      (19,710,109)   (177,918)(28,006,636)   (216,760)
                                ------------------------------------------------
    Net Increase (Decrease)--
    Investor Shares              (3,502,888)    (33,253) (6,012,890)    (49,210)
                                ------------------------------------------------

Admiral Shares
  Issued                          8,213,256      76,409   8,492,434      68,010
  Issued in Lieu of Cash
    Distributions                   132,911       1,294      21,150         175
  Redeemed                       (1,526,318)    (14,373)    (72,750)       (593)
                                ------------------------------------------------
    Net Increase (Decrease)--
    Admiral Shares                6,819,849      63,330   8,440,834      67,592
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Trustees of Vanguard U.S. Stock Index Funds:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard 500 Index Fund (a separate fund of Vanguard U.S. Stock Index Funds, hereafter referred to as the "Fund") at December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
PHILADELPHIA, PENNSYLVANIA

JANUARY 31, 2002


--------------------------------------------------------------------------------
SPECIAL 2001 TAX INFORMATION
  (UNAUDITED) FOR VANGUARD 500 INDEX FUND

This information for the fiscal year ended December 31, 2001, is included pursuant to provisions of the Internal Revenue Code.

     For corporate shareholders, 100% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.
--------------------------------------------------------------------------------

ADVANTAGES OF VANGUARD.COM(TM)

Why wait for the mail? You can get fund reports like this one sooner--and reduce the amount of mail you receive from us. Simply choose to view your fund reports online.

     Consider the benefits of using VANGUARD.COM. On our website, you can:

     *  Choose to receive all fund reports, as well as prospectuses, online.

     * Request a courtesy e-mail to notify you when a new fund report or prospectus is available.

     When you receive fund reports and prospectuses online, you lower Vanguard's printing and postage costs--and that helps to reduce the expense ratios of your funds. You will continue to receive confirmations of purchases, redemptions, and other account activity by mail.

HOW TO NOTIFY US ABOUT YOUR MAILING PREFERENCES

You can easily tell us to stop mailing your fund reports and prospectuses. Just log on to Vanguard.com (or follow the easy steps to register for secure, online access to your accounts) and update your Web profile. Registered users can also view their account values; download records of recent transactions; research and track the performance of individual securities and funds; buy, exchange, and sell fund shares; and much more.

     If you invest directly with us, you can also elect to receive all of your account statements online or to continue the mailing of only your year-end statements, which detail every transaction you make during the year. However, if you invest with us through an employer-sponsored retirement plan or a financial intermediary, some of these options may not be available to you.

     All Vanguard shareholders can choose to receive our electronic newsletters:
ECONOMIC WEEK IN REVIEW, a recap of each week's key economic reports and market activity; and WHAT'S NEW AT VANGUARD, a monthly update on our mutual funds, services, and online resources.

YOUR ONLINE INFORMATION IS SECURE

Vanguard.com uses some of the most secure forms of online communication available, including data encryption and Secure Sockets Layer (SSL) protocol. These technologies provide a high level of security and privacy when you access your account information, initiate online transactions, or send us messages.

THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

     A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

     Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the


---------------------------------------------------------------------------------------------------------------------------
NAME                      POSITION(S) HELD WITH FUND
(DATE OF BIRTH)           (NUMBER OF VANGUARD FUNDS
TRUSTEE/OFFICER SINCE     OVERSEEN BY TRUSTEE)        PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------------
JOHN J. BRENNAN*          Chairman of the Board,      Chairman of the Board, Chief Executive Officer, and Director/Trustee
(July 29, 1954)           Chief Executive Officer,    of The Vanguard Group, Inc., and of each of the investment
May 1987                  and Trustee                 served by The Vanguard Group.
                          (106)
---------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

CHARLES D. ELLIS          Trustee                     The Partners of '63 (pro bono ventures in education); Senior Adviser
(October 23, 1937)        (106)                       to Greenwich Associates (international business-strategy consulting);
January 2001                                          Successor Trustee of Yale University; Overseer of the Stern School of
                                                      Business at New York University; Trustee of the Whitehead Institute
                                                      for Biomedical Research.
---------------------------------------------------------------------------------------------------------------------------
RAJIV L. GUPTA            Trustee                     Chairman and Chief Executive Officer (since October 1999), Vice
(December 23, 1945)       (84)                        Chairman (January-;September 1999), and Vice President (prior to
                                                      December 2001 September 1999) of Rohm and Haas Co. (chemicals);
                                                      Director of Technitrol, Inc. (electronic components), and Agere
                                                      Systems (communications components); Board Member of the American
                                                      Chemistry Council; and Trustee of Drexel University.
---------------------------------------------------------------------------------------------------------------------------
JOANN HEFFERNAN HEISEN    Trustee                     Vice President, Chief Information Officer, and Member of the
(January 25, 1950)        (106)                       Executive Committee of Johnson & Johnson (pharmaceuticals/consumer
July 1998                                             products); Director of the Medical Center at Princeton and Women's
                                                      Research and Education Institute.
---------------------------------------------------------------------------------------------------------------------------
BRUCE K. MACLAURY         Trustee                     President Emeritus of The Brookings Institution (an independent,
(May 7, 1931)             (86)                        nonpartisan research organization); Director of the American Express
January 1990                                          Bank, Ltd., The St. Paul Companies, Inc. (insurance and financial services), and the National Steel Corp.
---------------------------------------------------------------------------------------------------------------------------
BURTON G. MALKIEL         Trustee                     Chemical Bank Chairman's Professor of Economics, Princeton
(August 28, 1932)         (104)                       University; Director of Prudential Insurance Co. of America, BKF
May 1977                                              Capital (investment management), The Jeffrey Co. (a holding company), and NeuVis, Inc. (a software company).
---------------------------------------------------------------------------------------------------------------------------
ALFRED M. RANKIN, JR.     Trustee                     Chairman, President, Chief Executive Officer, and Director of NACCO
(October 8, 1941)         (106)                       Industries, Inc. (forklift trucks/housewares/lignite); Director of
January 1993                                          Goodrich Corporation (industrial products/aircraft systems and services); Director of the Standard Products Company (a supplier for the automotive industry) until 1998.
---------------------------------------------------------------------------------------------------------------------------
JAMES O. WELCH, JR.       Trustee                     Retired Chairman of Nabisco Brands, Inc.; retired Vice Chairman
(May 13, 1931)            (106)                       and Director of RJR Nabisco; Director of TECO Energy, Inc.
September 1971
---------------------------------------------------------------------------------------------------------------------------
J. LAWRENCE WILSON        Trustee                     Retired Chairman and Chief Executive Officer of Rohm and Haas Co.
(March 2, 1936)           (106)                       (chemicals); Director of Cummins Inc. (diesel engines), The Mead
April 1985                                            Corp. (paper products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University.
---------------------------------------------------------------------------------------------------------------------------

activities of the funds. Among board members' responsibilities are selecting investment advisers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

     Each trustee serves a fund until its termination; or until the trustee's retirement, resignation, or death; or otherwise as specified in the fund's organizational documents. Any trustee may be removed at a shareholders' meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

---------------------------------------------------------------------------------------------------------------------------
NAME                      POSITION(S) HELD WITH FUND
(DATE OF BIRTH)           (NUMBER OF VANGUARD FUNDS
TRUSTEE/OFFICER SINCE     OVERSEEN BY TRUSTEE)        PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS*

R. GREGORY BARTON         Secretary                   Managing Director and General Counsel of The Vanguard Group, Inc.
(April 25, 1951)          (106)                       (since September 1997); Secretary of The Vanguard Group, and of
June 2001                                             each of the investment companies served by The Vanguard Group;
                                                      Principal of The Vanguard Group (prior to September 1997).
---------------------------------------------------------------------------------------------------------------------------
THOMAS J. HIGGINS         Treasurer                   Principal of The Vanguard Group, Inc.; Treasurer of each of the
(May 21, 1957)            (106)                       investment companies served by The Vanguard Group.
July 1998
---------------------------------------------------------------------------------------------------------------------------
*Officers of the funds are "interested persons" as defined in the Investment Company Act of 1940.
More information about the trustees is in the STATEMENT OF ADDITIONAL INFORMATION, available from The Vanguard Group.

VANGUARD SENIOR MANAGEMENT TEAM

MORTIMER J. BUCKLEY, Information Technology.          F. WILLIAM MCNABB, III, Institutional Investor Group.
JAMES H. GATELY, Direct Investor Services.            MICHAEL S. MILLER, Planning and Development.
KATHLEEN C. GUBANICH, Human Resources.                RALPH K. PACKARD, Chief Financial Officer.
IAN A. MACKINNON, Fixed Income Group.                 GEORGE U. SAUTER, Quantitative Equity Group.
---------------------------------------------------------------------------------------------------------------------------

JOHN C. BOGLE, Founder; Chairman and Chief Executive Officer, 1974-;1996.
---------------------------------------------------------------------------------------------------------------------------


VANGUARD, THE VANGUARD GROUP, VANGUARD.COM, ADMIRAL, and the ship logo are trademarks of The Vanguard Group, Inc.

STANDARD & Poor's(R), S&P(R), S&P 500(R), Standard & Poor's 500, and 500 are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by The Vanguard Group, Inc. Vanguard mutual funds are not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the funds.

All other marks are the property of their respective owners.

POST OFFICE BOX 2600
VALLEY FORGE, PA 19482-2600

ABOUT OUR COVER

Our cover photograph was taken by Michael Kahn in September 2000 aboard HMS Rose in New York's Long Island Sound. Mr. Kahn is a renowned photographer--and accomplished sailor--whose work often focuses on seascapes and nautical images. The photograph is copyrighted by Mr. Kahn.

FOR MORE INFORMATION

This report is intended for the fund's shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.

     To receive a free copy of the prospectus or the Statement of Additional Information, or to request additional information about the fund or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through VANGUARD.COM(TM). Prospectuses may also be viewed online.

FUND INFORMATION
1-800-662-7447

TEXT TELEPHONE
1-800-952-3335

DIRECT INVESTOR ACCOUNT SERVICES
1-800-662-2739

INSTITUTIONAL INVESTOR SERVICES
1-800-523-1036

WORLD WIDE WEB
www.vanguard.com

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

(C)2002 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.
Q400 022002

VANGUARD(R) U.S. STOCK INDEX FUNDS
SMALL-CAPITALIZATION PORTFOLIOS
ANNUAL REPORT * DECEMBER 31, 2001

STOCK

VANGUARD SMALL-CAP INDEX FUND

VANGUARD SMALL-CAP GROWTH INDEX FUND

VANGUARD SMALL-CAP VALUE INDEX FUND

[SHIP ON OCEAN]

                                                    [THE VANGUARD GROUP(R) LOGO]

PERSPECTIVE

Maintaining a long-term investment perspective isn't easy. Perhaps that's why it has proven to be so rewarding.

     With  news,   information,   and  opinion  constantly  bombarding  us,  the
temptation to buy or sell--to do something--is powerful. Yet such activity is often counterproductive. Emotions can lead us to big mistakes, like jumping into a hot investment we know little about or selling a sound long-term holding when it sags for a while.
     The actions we recommend are quite simple.
     First,  take  the  time to  decide  on a mix of  stocks,  bonds,  and  cash investments that makes sense for you. Take into account your investment time horizon, your goals, and your ability and willingness to ride out market fluctuations. Write this mix down--it's your investment plan.
     Second, use low-cost, widely diversified mutual funds to carry out your asset allocation.
     Third, stick with your plan, unless there's a major change in your time horizon, goals, or financial situation. Don't "play the market"--and if you feel you must, don't risk more than a tiny percentage of your assets.
     Finally, if market news, the opinions of "experts," or the hope of a big score tempts you to act, consult your plan. It may help you keep a long-term perspective.
--------------------------------------------------------------------------------
CONTENTS

LETTER FROM THE CHAIRMAN              1
FUND PROFILES                         7
GLOSSARY OF INVESTMENT TERMS         10
PERFORMANCE SUMMARIES                11
YOUR FUND'S AFTER-TAX RETURNS        14
FINANCIAL STATEMENTS                 15
ADVANTAGES OF VANGUARD.COM           58
--------------------------------------------------------------------------------
SUMMARY
* The 12-month returns for the Vanguard small-capitalization stock index portfolios ranged from -0.8% for Vanguard Small-Cap Growth Index Fund to 13.7% for Vanguard Small-Cap Value Index Fund.
* While the broad U.S. stock market fell -11.0%, small-cap value stocks flourished.
* All three funds slightly outpaced their target indexes, although two lagged their average peers.

LETTER FROM THE CHAIRMAN

                                                                         [PHOTO]
                                                               [JOHN J. BRENNAN]

Dear Shareholder,

Small-capitalization stocks generally held up well amid a decline in the broad stock market during 2001. Indeed, small-cap value stocks flourished in a very difficult year. The returns of our Vanguard small-cap stock index portfolios ranged from a modest decline of -0.8% for vanguard(R) small-cap growth index fund to a stellar 13.7% gain for vanguard(R) small-cap value index fund. As they are designed to do, all three funds closely tracked their target indexes; in fact, each fund outperformed its benchmark. However, returns for two of the funds lagged the average returns for their actively managed mutual fund peers.
==============================================================
2001 TOTAL RETURNS                               YEAR ENDED
                                                 December 31
--------------------------------------------------------------
Vanguard Small-Cap Index Fund
  Investor Shares                                 3.1%
  Admiral Shares                                  3.2
  Institutional Shares                            3.3
  Average Small-Cap Core Fund*                    7.7
  Russell 2000 Index                              2.5
--------------------------------------------------------------
Vanguard Small-Cap Growth Index Fund
  Investor Shares                                -0.8%
  Institutional Shares                           -0.6
  Average Small-Cap Growth Fund*                -10.8
  S&P SmallCap 600/Barra Growth Index            -1.2
--------------------------------------------------------------
Vanguard Small-Cap Value Index Fund
  Investor Shares                                13.7%
  Institutional Shares                           13.9
  Average Small-Cap Value Fund*                  16.4
  S&P SmallCap 600/Barra Value Index             13.1
--------------------------------------------------------------
*Derived from data provided by Lipper Inc.

     The adjacent table compares the total return (capital change plus reinvested dividends) for each fund with those of its average peer and its target index. Where applicable, the returns for our funds' Admiral(TM) and Institutional Shares are also shown. Each fund's total return is based on the change in its net asset value during the year and reflects income dividends and any capital gains distributions. (See the table on page 6 for details.) If you own one of our funds in a taxable account, you may wish to review our report on the funds' after-tax returns on page 14.

FINANCIAL MARKETS IN REVIEW
Stock investors were sorely tested in 2001. The longest economic expansion in U.S. history ended in March and a recession began. Corporate profits and stock prices were already down sharply before September 11. The terrorist attacks led to a four-day hiatus from stock trading, and stocks lost more ground when trading resumed. However, a rally took hold in the remainder of the year, reducing the market's losses. For the full 12 months, though, the broad U.S. stock market lost more than 10% of its value, producing its first back-to-back yearly losses since 1973-1974.


--------------------------------------------------------------------------------
MARKET BAROMETER                              Average Annual Total Returns
                                              Periods Ended December 31, 2001
                                              ----------------------------------
                                                One         Three      Five
                                                Year        Years      Years
------------------------------------------------------------------------------
STOCKS
S&P 500 Index (Large-caps)                      -11.9%       -1.0%      10.7%
Russell 2000 Index (Small-caps)                   2.5         6.4        7.5
Wilshire 5000 Index (Entire market)             -11.0        -0.7        9.7
MSCI EAFE Index (International)                 -22.0        -5.3        0.7
----------------------------------------------------------------------------
BONDS
Lehman Aggregate Bond Index (Entire market)       8.4%        6.3%       7.4%
Lehman 10 Year Municipal Bond Index               4.6         4.6        5.9
Salomon Smith Barney 3-Month
  U.S. Treasury Bill Index                        4.1         4.9        5.0
----------------------------------------------------------------------------
CPI
Consumer Price Index                              1.6%        2.5%       2.2%
------------------------------------------------------------------------------
     During  the  first  nine   months  of  the  year,   value-oriented   shares
outperformed growth stocks--by declining more modestly. But the fourth quarter's upturn brought a reversal: Growth stocks delivered the strongest gains. Small-capitalization stocks bested large ones throughout the year. On balance, stocks, as measured by the Wilshire 5000 Total Market Index, declined -11.0%.
     The dismal environment for stocks proved to be a tonic for bonds. In an aggressive attempt to jump-start the flagging U.S. economy, the Federal Reserve Board slashed interest rates 11 times. As shown in the chart below, the Fed pushed its target for short-term interest rates from 6.50% to 1.75%--the lowest level in four decades. Lower interest rates translated into meaningful price gains for most high-quality bonds. For the year, the Lehman Brothers Aggregate Bond Index, a measure of the entire market for investment-grade U.S. bonds, returned 8.4%.
     Of course, lower rates can be tough on investors who depend on fixed income securities for current income. By the end of the year, the yield of the 3-month U.S. Treasury bill had plunged to 1.72%, down from 5.90% at

--------------------------------------------------------------------------------
A RECORD NUMBER OF INTEREST RATE CUTS (12 MONTHS ENDED DECEMBER 31, 2001)
In 2001, the Federal Reserve Board lowered its target for short-term interest rates a record 11 times. By repeatedly reducing the federal funds rate--the interest rate that banks charge each other for overnight loans made through the Federal Reserve System-- the Fed hoped to encourage banks to make loans more widely available, spurring investment and economic growth.

[Chart]

--------------------------------------------------------------------------------
Source: Federal Reserve Board.

the beginning of the year and roughly even with the rate of inflation. As a result, most short-term investment vehicles were providing minuscule "real," or inflation-adjusted, returns. The yields of the 10-year Treasury note and the 30-year Treasury bond finished 2001 little changed, at 5.05% and 5.47%, respectively.
     International stock markets generally followed the U.S. market's descent. Signs of economic weakness had already emerged across Europe and in the Pacific region when the U.S. economy decelerated in early 2001. A slowdown in demand from the United States--the world's largest consumer of imported goods--trimmed corporate earnings worldwide. And skepticism about the future of many technology and telecommunications companies only made matters worse. The strength of the U.S. dollar versus the Japanese yen, the euro, and a number of other currencies further exacerbated poor returns for U.S. investors in many markets. The Morgan Stanley Capital International Europe, Australasia, Far East (EAFE) Index returned -22.0% in dollars for the 12 months.

FISCAL 2001 PERFORMANCE OVERVIEW
VANGUARD(R) SMALL-CAP INDEX FUND'S 3.1% return lagged that of its average actively managed competitor by more than 4 percentage points. The fund's target Russell 2000 Index had a larger weighting on average in the technology and health care sectors--both of which performed poorly in 2001--than did many of the fund's peers. Among small-cap stocks, only energy-related issues fared worse than tech and health care stocks in 2001.
--------------------------------------------------------------------------------
Among small-cap stocks, technology and health care were among the worst-performing sectors.
--------------------------------------------------------------------------------
     VANGUARD SMALL-CAP GROWTH INDEX FUND suffered a slight decline, but was a full 10 percentage points ahead of the -10.8% return for the average small-cap growth fund. Unlike the Russell indexes, the Standard and Poor's indexes exclude companies with fewer than three years of operating history. This helped in 2001, because some of the newer, more speculative stocks that plummeted during the year had not become part of our fund's target benchmark, the S&P SmallCap 600/ Barra Growth Index.
     VANGUARD SMALL-CAP VALUE INDEX FUND outpaced its target benchmark, the S&P SmallCap 600/Barra Value Index, but it fell short of the average return for small-cap value funds--the best-performing market segment in 2001. Nevertheless, in a year when most segments of the stock market recorded sizable losses, our fund's 13.7% return was very much welcome.

LONG-TERM PERFORMANCE OVERVIEW
The table on page 4 presents the average annual returns for the past decade for our Small-Cap Index Fund and for the lifetimes of our Small-Cap Growth and Small-Cap Value Index Funds, which began May 21, 1998. The table also shows the average annual returns for our comparative measures and how hypothetical $10,000 investments in each would have grown through December 31, 2001.

     THE SMALL-CAP INDEX FUND earned an average annual return of 12.3% over the past decade. Although this exceeded the long-term average return of about 11% for stocks, it lagged the result for the average small-cap core mutual fund. We don't believe this indicates that indexing "failed." We think the primary explanation for our shortfall is that many actively managed small-cap funds invest in or hold on to some mid- and large-cap stocks. And larger stocks outpaced small stocks for much of the past decade. Because the Russell indexes are based strictly on market capitalization, some of the decade's more successful small stocks got too big to remain in the index. Under our mandate to track the index, we must sell such holdings. In periods when the small-cap market outshines larger-cap stocks, staying true to our fund's small-cap character should be an advantage.
------------------------------------------------------------------
   TOTAL RETURNS                                     Periods Ended
                                                December 31, 2001*
                                           -----------------------
                                      Average       Final Value of
                                       Annual            a $10,000
                                       Return   Initial Investment
------------------------------------------------------------------
SMALL-CAP INDEX FUND
 INVESTOR SHARES                         12.3%             $31,827
Average Small-Cap Core Fund              13.8               36,477
Russell 2000 Index                       11.5               29,722
------------------------------------------------------------------
SMALL-CAP GROWTH INDEX FUND
 INVESTOR SHARES                          3.9%             $11,500
Average Small-Cap
 Growth Fund                              8.1               13,246
S&P SmallCap 600/
 Barra Growth Index                       3.4               11,293
------------------------------------------------------------------
SMALL-CAP VALUE INDEX FUND
 INVESTOR SHARES                          6.5%             $12,535
Average Small-Cap Value Fund              6.1               12,377
S&P SmallCap 600/
 Barra Value Index                        5.7               12,215
------------------------------------------------------------------
*Ten years for the Small-Cap Index Fund. For the Small-Cap Growth and Small-Cap Value Funds, the returns are annualized since May 21, 1998, the funds' inception date.
--------------------------------------------------------------------------------

     THE SMALL-CAP VALUE INDEX FUND has outpaced its average competitor during its lifetime of a little more than 31/2 years, despite trailing its peer group early on. However, its sister, the SMALL-CAP GROWTH INDEX FUND, has lagged its peer-group average over this period. The construction of Small-Cap Growth's target index helps to explain the fund's relative results. Many small-cap growth funds were able to generate substantial gains during the speculative boom in newly issued technology-related stocks in the late 1990s. As we noted earlier, the S&P indexes do not add newly created companies that lack operating histories. The Small-Cap Growth Index Fund thus badly lagged its peer group during the "dot-com" boom of 1999. Of course, the fund was also spared much of the damage from the collapse of some of those stocks over the past two years.

     The inherent advantages of indexing--low operating and transaction costs, broad diversification, and a commitment to remaining fully invested in the target market segment--have proven themselves over the long haul. In some years, a majority of actively managed funds will outpace the indexes. But over long periods, it is very difficult for most actively managed funds to overcome their inherent cost handicaps. For the individual investor, figuring out--in advance--which of the many actively managed contenders will be future "winners" is, more often than not, an unrewarding task.
     Our index funds have historically provided an element of predictability in an uncertain world--they have closely tracked their index benchmarks year by year. Indeed, as the table on page 4 shows, each fund has been able to slightly outpace its target index, despite bearing operating costs that the theoretical indexes do not incur. Some slight deviation from the benchmarks is expected as the funds react to changes in their target indexes. We recognize the superb efficiency with which Vanguard's Quantitative Equity Group manages all of our indexed stock portfolios.
     Indeed, efficiency in the index fund's management and operations is central to Vanguard's cost advantage. Our economical cost structure furthermore makes us confident that our funds' long-term performance will be solid. Our small-cap index funds had expense ratios (costs as a percentage of average net asset value) in 2001 ranging from 0.10% for our Institutional Shares to 0.27% for Investor Shares. By comparison, the average expense ratio charged for peer funds in 2001 ranged from 1.43% to 1.60%. Peer funds thus have to generate a gross return that is more than a percentage point higher than ours--year in, year out--to achieve the same net return.
--------------------------------------------------------------------------------
During 2001, Vanguard celebrated 25 years of offering index mutual funds. Though scorned at first, indexing has since won over millions of investors.
--------------------------------------------------------------------------------
During 2001, Vanguard marked the 25th anniversary of the industry's first index mutual fund, Vanguard(R) 500 Index Fund. When we introduced that fund in 1976, critics dismissed it as a sure path to "mediocrity." But indexing's long-term track record has forced some of the critics to offer index funds of their own. And millions of investors have come to embrace indexing as a sensible, long-term approach to participating in the financial markets.

IN SUMMARY
Attentive investors can learn important lessons from the financial markets in just about any year. During 2001, the markets reinforced the inherent unpredictability of events--both financial and nonfinancial. Because history has shown that it is counterproductive to invest by trying to predict the short-term direction of markets, we have long advocated a simple, long-term approach to dealing with uncertainty and unpredictability. We recommend that you maintain a balanced portfolio diversified across market segments and asset classes--stocks, bonds, and short-term investments--in relatively fixed proportions that are appropriate for your goals, time horizon, and risk tolerance. Small-capitalization stocks are a sensible component of such a portfolio. Once you have established your plan, ignore the "noise" and stay the course toward your long-term objectives. We thank you for entrusting your hard-earned dollars to us.


Sincerely,


/S/ JOHN J. BRENNAN

JOHN J. BRENNAN
CHAIRMAN AND CHIEF EXECUTIVE OFFICER

January 14, 2002

2001 Total Returns Year Ended

December 31

===============================================================================================

YOUR FUND'S PERFORMANCE AT A GLANCE


                                                                              Distributions
                                                   Share Price                    Per Share
                                            -----------------------        --------------------
                                             Starting:        Ending:       Capital      Income
                                         Dec. 31, 2000  Dec. 31, 2001         Gains   Dividends

-----------------------------------------------------------------------------------------------
Vanguard Small-Cap Index Fund
  Investor Shares                               $19.44         $19.82        $0.000      $0.225
  Admiral Shares                                 19.44          19.82         0.000       0.239
  Institutional Shares                           19.44          19.82         0.000       0.259
-----------------------------------------------------------------------------------------------
Vanguard Small-Cap Growth Index Fund
  Investor Shares                                10.97          10.87         0.000       0.015
  Institutional Shares                           10.97          10.87         0.000       0.030
-----------------------------------------------------------------------------------------------
Vanguard Small-Cap Value Index Fund
  Investor Shares                                 9.65          10.29         0.545       0.065
  Institutional Shares                            9.65          10.29         0.545       0.080
-----------------------------------------------------------------------------------------------

FUND PROFILE                                             AS OF DECEMBER 31, 2001
   FOR SMALL-CAP INDEX FUND

This Profile provides a snapshot of the fund's characteristics, compared where appropriate to its unmanaged target index and a broad market index. Key terms are defined on page 10.

===============================================================
Portfolio Characteristics
                                           Target     Wilshire
                                 Fund      Index*         5000
---------------------------------------------------------------
Number of Stocks                1,953       1,931        6,054
Median Market Cap               $0.8B       $0.8B       $33.4B
Price/Earnings Ratio            37.3x       37.9x        30.7x
Price/Book Ratio                 2.1x        2.1x         3.3x
Yield                                        1.3%         1.3%
 Investor Shares                 1.1%
 Admiral Shares                  1.1%
 Institutional Shares            1.2%
Return on Equity                14.2%       14.2%        22.6%
Earnings Growth Rate            11.9%       11.9%        14.5%
Foreign Holdings                 0.0%        0.0%         0.0%
Turnover Rate                     39%         --           --
Expense Ratio
 Investor Shares                0.27%         --           --
 Admiral Shares                 0.20%         --           --
 Institutional Shares           0.10%         --           --
Cash Investments                 0.1%         --           --
===============================================================

==========================================================
TEN LARGEST HOLDINGS        (% of total net assets)

Dean Foods Company                            0.4%
 (foods)
Michaels Stores, Inc.                         0.3
 (retail)
Ball Corp.                                    0.2
 (diversified manufacturing)
Alliant Techsystems, Inc.                     0.2
 (aerospace & defense)
New York Community Bancorp, Inc.              0.2
 (banking)
Andrew Corp.                                  0.2
 (telecommunications)
Harman International Industries, Inc.         0.2
 (consumer electronics)
KB HOME                                       0.2
 (real estate)
IKON Office Solutions, Inc.                   0.2
 (commercial services)
J.D. Edwards & Co.                            0.2
 (computer software)
-----------------------------------------------------
Top Ten 2.3%
=====================================================


=============================================================
VOLATILITY MEASURES
                             Target           Wilshire
                      Fund   Index*     Fund      5000
-------------------------------------------------------------
R-Squared             1.00     1.00     0.56      1.00
Beta                  1.00     1.00     1.00      1.00
=============================================================



================================================
INVESTMENT FOCUS
 MARKET CAP -  SMALL
 STYLE - BLEND
================================================


================================================================================
Sector Diversification (% of common stocks)

                                        Target     Wilshire
                              Fund      Index*         5000
--------------------------------------------------------------------------------
Auto & Transportation          3.6%        3.5%         2.0%
Consumer Discretionary        18.2        18.3         14.8
Consumer Staples               3.1         3.1          6.4
Financial Services            21.1        21.0         20.3
Health Care                   12.9        12.9         14.2
Integrated Oils                0.0         0.1          3.5
Other Energy                   2.9         2.9          2.1
Materials & Processing         8.5         8.9          3.3
Producer Durables              9.3         9.2          3.4
Technology                    14.6        14.5         16.6
Utilities                      4.9         5.0          8.1
Other                          0.9         0.6          5.3
--------------------------------------------------------------------------------
*Russell 2000 Index.

                                          [Picture of Computer]Visit our website
                                                                www.vanguard.com
                                                           for regularly updated
                                                               fund information.

FUND PROFILE                                             AS OF DECEMBER 31, 2001
    for Small-Cap Growth Index Fund

This Profile provides a snapshot of the fund's characteristics, compared where appropriate to its unmanaged target index and a broad market index. Key terms are defined on page 10.

================================================================
PORTFOLIO CHARACTERISTICS
                                              Target    Wilshire
                                    Fund      Index*        5000
----------------------------------------------------------------
Number of Stocks                     221         220       6,054
Median Market Cap                  $1.0B       $1.0B      $33.4B
Price/Earnings Ratio               29.0x       29.0x       30.7x
Price/Book Ratio                    4.3x        4.3x        3.3x
Yield                                           0.5%        1.3%
  Investor Shares                   0.1%
  Institutional Shares              0.3%
Return on Equity                   18.8%       18.8%       22.6%
Earnings Growth Rate               24.8%       24.8%       14.5%
Foreign Holdings                    0.0%        0.0%        0.0%
Turnover Rate                        74%        --           --
Expense Ratio
  Investor Shares                  0.27%        --           --
  Institutional Shares             0.10%        --           --
Cash Investments                    0.0%        --           --
----------------------------------------------------------------

===================================================
TEN LARGEST HOLDINGS (% of total net assets)

Cephalon, Inc.                  2.0%
 (biotechnology)
AdvancePCS                      1.4
 (health care)
Commerce Bancorp, Inc.          1.4
 (banking)
Varian Medical Systems, Inc.    1.3
 (health products & services)
Whole Foods Market, Inc.        1.2
 (drug & grocery stores)
Copart, Inc.                    1.2
 (diversified services)
XTO Energy, Inc.                1.1
 (oil)
Michaels Stores, Inc.           1.1
 (retail)
99 Cents Only Stores            1.1
 (retail)
Medicis Pharmaceutical Corp.    1.0
 (pharmaceuticals)
---------------------------------------------------
Top Ten                        12.8%
===================================================

==============================================================================
VOLATILITY MEASURES
                                     Target                  Wilshire
                          Fund       Index*        Fund          5000
------------------------------------------------------------------------------
R-Squared                 1.00         1.00        0.50          1.00
Beta                      1.00         1.00        1.05          1.00
==============================================================================

================================================
INVESTMENT FOCUS
 MARKET CAP -  SMALL
 STYLE - GROWTH
================================================

========================================================================
SECTOR DIVERSIFICATION (% of common stocks)
                                             Target       Wilshire
                                   Fund      Index*           5000
------------------------------------------------------------------------
Auto & Transportation               4.5%        4.5%           2.0%
Consumer Discretionary             24.7        25.1           14.8
Consumer Staples                    3.4         3.2            6.4
Financial Services                 10.8        10.5           20.3
Health Care                        22.4        22.4           14.2
Integrated Oils                     0.0         0.0            3.5
Other Energy                        2.2         2.2            2.1
Materials & Processing              6.8         6.8            3.3
Producer Durables                  12.1        12.4            3.4
Technology                         11.6        11.4           16.6
Utilities                           1.5         1.5            8.1
Other                               0.0         0.0            5.3
-----------------------------------------------------------------------

*S&P SmallCap 600/Barra Growth Index.

FUND PROFILE                                             AS OF DECEMBER 31, 2001
    for Small-Cap Value Index Fund

This Profile provides a snapshot of the fund's characteristics, compared where appropriate to its unmanaged target index and a broad market index. Key terms are defined on page 10.


===============================================================
PORTFOLIO CHARACTERISTICS
                                           Target     Wilshire
                                 Fund      Index*         5000
---------------------------------------------------------------

Number of Stocks                394           380        6,054
Median Market Cap             $0.7B         $0.7B       $33.4B
Price/Earnings Ratio          23.6x         23.6x        30.7x
Price/Book Ratio               1.6x          1.6x         3.3x
Yield                                        1.3%         1.3%
  Investor Shares              0.9%
  Institutional Shares         1.1%
Return on Equity              13.4%         13.4%        22.6%
Earnings Growth Rate          12.6%         12.6%        14.5%
Foreign Holdings               0.0%          0.0%         0.0%
Turnover Rate                   59%           --           --
Expense Ratio
  Investor Shares             0.27%           --           --
  Institutional Shares        0.10%           --           --
Cash Investments               0.4%           --           --
===============================================================

==================================================
TEN LARGEST HOLDINGS (% of total net assets)

D. R. Horton, Inc.                       1.3%
 (real estate)
Constellation Brands, Inc. Class A 1.0
 (food, beverage & tobacco)
Raymond James Financial, Inc.            0.9
 (securities brokers & services)
Cullen/Frost Bankers, Inc.               0.8
 (banking)
Newfield Exploration Co.                 0.8
 (oil)
Massey Energy Co.                        0.8
 (metals & mining)
Adaptec, Inc.                            0.8
 (computer technology)
Toll Brothers, Inc.                      0.8
 (residential construction)
Washington Federal Inc.                  0.8
 (savings & loan)
Zale Corp.                               0.8
 (specialty retail)
-------------------------------------------------
Top Ten 8.8%
==================================================


==========================================================================
VOLATILITY MEASURES
                                     Target                  Wilshire
                          Fund       Index*        Fund          5000
--------------------------------------------------------------------------
R-Squared                 1.00         1.00        0.45          1.00
Beta                      1.00         1.00        0.73          1.00
===========================================================================

================================================
INVESTMENT FOCUS
 MARKET CAP -  SMALL
 STYLE - VALUE
================================================


=======================================================================
SECTOR DIVERSIFICATION (% of common stocks)
                                             Target     Wilshire
                                   Fund      Index*         5000
----------------------------------------------------------------------
Auto & Transportation               5.4%      5.2%         2.0%
Consumer Discretionary             18.4      18.3         14.8
Consumer Staples                    4.2       4.3          6.4
Financial Services                 15.1      15.1         20.3
Health Care                         4.4       4.3         14.2
Integrated Oils                     0.0       0.0          3.5
Other Energy                        8.3       7.5          2.1
Materials & Processing             13.0      14.1          3.3
Producer Durables                  12.7      13.0          3.4
Technology                         10.7      10.7         16.6
Utilities                           7.0       7.0          8.1
Other                               0.8       0.5          5.3
========================================================================
*S&P SmallCap 600/Barra Value Index.

                                          [Picture of Computer]Visit our website
                                                                www.vanguard.com
                                                           for regularly updated
                                                                fund information

GLOSSARY OF INVESTMENT TERMS

BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of the fund's target index benchmark and an overall market index. Each index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 would have seen its share price rise or fall by 12% when the index rose or fell by 10%.
--------------------------------------------------------------------------------
CASH INVESTMENTS. The percentage of a fund's net assets invested in "cash equivalents"--highly liquid, short-term, interest-bearing securities. This figure does not include cash invested in futures contracts to simulate stock investment.
--------------------------------------------------------------------------------
EARNINGS GROWTH RATE. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
FOREIGN HOLDINGS. The percentage of a fund's equity assets represented by stocks or American Depositary Receipts of companies based outside the United States.
--------------------------------------------------------------------------------
MEDIAN MARKET CAP. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund's stocks, weighted by the proportion of the fund's assets invested in each stock. Stocks representing half of the fund's assets have market capitalizations above the median, and the rest are below it.
--------------------------------------------------------------------------------
PRICE/BOOK RATIO. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO. The ratio of a stock's current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company's future growth.
--------------------------------------------------------------------------------
R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the market in general, as measured by the fund's target index benchmark and by an overall market index. If a fund's total returns were precisely synchronized with an index's returns, its R-squared would be 1.00. If the fund's returns bore no relationship to the index's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
RETURN ON EQUITY. The annual average rate of return generated by a company during the past five years for each dollar of shareholder's equity (net income divided by shareholder's equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.
--------------------------------------------------------------------------------
TURNOVER RATE. An indication of the fund's trading activity. Funds with high turnover rates incur higher transaction costs and are more likely to distribute capital gains (which are taxable to investors).
--------------------------------------------------------------------------------
YIELD. A snapshot of a fund's income from interest and dividends. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of dividends paid on stocks in the index.
--------------------------------------------------------------------------------
10

PERFORMANCE SUMMARY                                      AS OF DECEMBER 31, 2001
  for Small-Cap Index Fund

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost.

================================================================================
CUMULATIVE PERFORMANCE December 31, 1991-December 31, 2001
[MOUNTAIN CHART]
INITIAL INVESTMENT of $10,000
        QUARTER          SMALL-CAP INDEX    AVERAGE SMALL-CAP   RUSSELL 2000  WILSHIRE 5000
          ENDED          FUND INV           CORE FUND           INDEX         INDEX
         199112          10000              10000               10000         10000
         199203          10796              10451               10750          9867
         199206          10082               9841               10017          9855
         199209          10361              10063               10304         10157
         199212          11820              11499               11841         10897
         199303          12408              11974               12347         11361
         199306          12602              12108               12617         11446
         199309          13635              12853               13720         11910
         199312          14031              13208               14080         12126
         199403          13754              13029               13706         11674
         199406          13288              12476               13173         11583
         199409          14219              13271               14087         12213
         199412          13960              13138               13823         12119
         199503          14630              14116               14461         13213
         199506          15990              15326               15816         14447
         199509          17582              16963               17378         15767
         199512          17972              17262               17755         16536
         199603          18968              18467               18661         17465
         199606          20028              19807               19594         18234
         199609          20155              19952               19661         18750
         199612          21228              20664               20683         20044
         199703          20172              19898               19614         20173
         199706          23667              23547               22793         23580
         199709          27363              27267               26185         25881
         199712          26448              26059               25308         26315
         199803          29133              29318               27854         29805
         199806          27665              27875               26555         30385
         199809          22094              21393               21206         26730
         199812          25757              25111               24664         32481
         199903          24313              23510               23326         33707
         199906          28480              28265               26954         36338
         199909          26752              26733               25250         33934
         199912          31715              32250               29907         40133
         200003          33895              36267               32024         41665
         200006          32825              35936               30814         39797
         200009          33109              35488               31153         39863
         200012          30870              33885               29001         35745
         200103          28869              34327               27115         31334
         200106          33204              39419               30990         33676
         200109          26328              31070               24546         28322
         200112          31827              36477               29722         31826
---------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                Average Annual Total Returns
                              Periods Ended December 31, 2001
                        ------------------------------------------
                              One      Five       Ten   Final Value of a $10,000
                             Year     Years     Years   Investment

Small-Cap Index Fund
   Investor Shares*          3.10%     8.44%    12.27%    $31,827
Average Small-Cap
  Core Fund**                7.65     12.04     13.82      36,477
Russell 2000 Index           2.49      7.52     11.51      29,722
Wilshire 5000 Index        -10.96      9.69     12.27      31,826
--------------------------------------------------------------------------------
                                                          Final Value
                              One       Since           of a $250,000
                             Year   Inception***            Investment
--------------------------------------------------------------------------------
Small-Cap Index Fund
  Admiral Shares             3.17%       4.39%               $262,450
Russell 2000 Index           2.49        3.73                 260,574
--------------------------------------------------------------------------------
                                                          Final Value
                              One       Since        of a $10,000,000
                             Year   Inception***           Investment
--------------------------------------------------------------------------------
Small-Cap Index Fund
 Institutional Shares        3.27%      6.89%             $13,481,969
Russell 2000 Index           2.49       6.11               13,049,423
--------------------------------------------------------------------------------

================================================================================
TOTAL INVESTMENT RETURNS (%) December 31, 1991-December 31, 2001
Small-Cap Index Fund
                 Investor Shares    Russell 2000 Index
Fiscal Year      Total Return           Index* Total Return
     1992          18.2%                  18.4%
     1993           18.7                   18.9
     1994           -0.5                   -1.8
     1995           28.7                   28.4
     1996           18.1                   16.5
     1997           24.6                   22.4
     1998           -2.6                   -2.5
     1999           23.1                   21.3
     2000           -2.7                   -3.0
     2001            3.1                    2.5
================================================================================

*Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Derived from data provided by Lipper Inc.
***Inception dates are November 13, 2000, for the Admiral Shares and July 7, 1997, for the Institutional Shares.
Note: See Financial Highlights tables on pages 48 and 49 for dividend and capital gains information.

PERFORMANCE SUMMARY                                      As of December 31, 2001
 for Small-Cap Growth Index Fund

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost.

================================================================================
CUMULATIVE PERFORMANCE May 21, 1998-December 31, 2001
[MOUNTAIN CHART]
INITIAL INVESTMENT of $10,000
                                                        S&P SmallCap
 Quarter      Small-Cap             Average Small-Cap   600/Barra       Wilshire
 Ended        Growth Index Fund     Growth Fund         Growth Index    5000 Index

 5/22/2002     9950                 10000               10000           10000
 199806        9682                  9914                9758           10121
 199809        7750                  7667                7789            8904
 199812        9475                  9606                9504           10819
 199903        8690                  9305                8697           11227
 199906        9635                 10755                9663           12104
 199909        9406                 11023                9415           11303
 199912       11352                 15622               11363           13368
 200003       12389                 17997               12308           13878
 200006       12429                 16961               12363           13256
 200009       12319                 17257               12218           13278
 200012       11532                 14848               11428           11906
 200103       10029                 11925                9925           10437
 200106       11532                 13740               11366           11217
 200109        9514                 10660                9395            9434
 200112       11442                 13246               11293           10601
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                Average Annual Total Returns
                              Periods Ended December 31, 2001
                        ------------------------------------------
                                                         Final Value
                                One     Since            of a $10,000
                                Year    Inception***      Investment

Small-Cap Growth Index Fund
  Investor Shares              -0.78%        3.94%         $11,500
   Fee-Adjusted Returns*       -1.27         3.80           11,442
Average Small-Cap
 Growth Fund**                -10.79         8.09           13,246
S&P SmallCap 600/Barra
 Growth Index                  -1.18         3.42           11,293
Wilshire 5000 Index           -10.96         1.63           10,601
--------------------------------------------------------------------------------
                                                         Final Value
                                One     Since            of a $10,000
                                Year    Inception***      Investment

Small-Cap Growth Index Fund
 Institutional Shares          -0.64%        2.61%     $10,422,424
  Fee-Adjusted Returns*        -1.14         2.29       10,370,312
S&P SmallCap 600/Barra
 Growth Index                  -1.18         1.81       10,292,620
--------------------------------------------------------------------------------


Total Investment Returns
================================================================
TOTAL INVESTMENT RETURNS (%) May 21, 1998-December 31, 2001 Small-Cap Growth Index Fund
                Investor Shares    S&P SmallCap 600/Barra
Fiscal Year     Total Return       Growth Index* Total Return
     1998        -4.8                -5.0
     1999        19.8                19.6
     2000         1.6                 0.6
     2001        -0.8                -1.2
================================================================

*Performance figures are adjusted for the 0.5% transaction fee on purchases. The figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Derived from data provided by Lipper Inc.
***Inception dates are May 21, 1998, for the Investor Shares and May 24, 2000, for the Institutional Shares.

Note: See Financial Highlights tables on page 50 for dividend and capital gains information.

PERFORMANCE SUMMARY                                      As of December 31, 2001
 for Small-Cap Value Index Fund

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost.

-----------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE May 21, 1998-December 31, 2001
[MOUNTAIN CHART]
INITIAL INVESTMENT of $10,000
                                                         S&P SmallCap
 Quarter      Small-Cap            Average Small-Cap     600/Barra       Wilshire
 Ended        Value Index Fund     Value Fund**          Value Index     5000 Index

 5/22/2002     9950                10000                 10000             10000
 199806        9742                 9605                  9790             10121
 199809        7663                 7609                  7669              8904
 199812        8709                 8492                  8673             10819
 199903        7882                 7639                  7845             11227
 199906        9465                 9035                  9406             12104
 199909        8763                 8548                  8708             11303
 199912        9001                 9029                  8936             13368
 200003        9276                 9473                  9189             13878
 200006        9463                 9614                  9363             13256
 200009       10197                10314                 10085             13278
 200012       10970                10634                 10800             11906
 200103       10885                10959                 10700             10437
 200106       12327                12450                 12078             11217
 200109       10277                10775                 10088              9434
 200112       12473                12377                 12215             10601
------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                Average Annual Total Returns
                              Periods Ended December 31, 2001
                        ------------------------------------------
                                                        Final Value
                                One      Since          of a $10,000
                                Year     Inception***   Investment

Small-Cap Value Index Fund
 Investor Shares               13.70%    6.45%         $12,535
  Fee-Adjusted Returns*        13.13     6.31           12,473
Average Small-Cap
 Value Fund**                  16.39     6.08           12,377
S&P SmallCap 600/Barra
 Value Index                   13.10     5.69           12,215
Wilshire 5000 Index           -10.96     1.63           10,601
--------------------------------------------------------------------------------
                                                        Final Value
                                One      Since          of a $10,000
                                Year     Inception***   Investment

Small-Cap Value Index Fund
 Institutional Shares          13.86%    18.86%        $14,288,224
  Fee-Adjusted Returns*        13.29     18.57          14,216,783
S&P SmallCap 600/Barra
 Value Index                   13.10     17.84          14,038,016
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%) May 21, 1998-December 31, 2001
 Small-Cap Value Index Fund
                Investor Shares    S&P SmallCap 600/Barra
Fiscal Year     Total Return       Value Index* Total Return
     1998        -12.5             -13.3
     1999          3.3               3.0
     2000         21.9              20.9
     2001         13.7              13.1
--------------------------------------------------------------------------------
*Performance figures are adjusted for the 0.5% transaction fee on purchases. The figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Derived from data provided by Lipper Inc.
***Inception dates are May 21, 1998, for the Investor Shares and December 7, 1999, for the Institutional Shares.

Note: See Financial Highlights tables on page 51 for dividend and capital gains information.

YOUR FUND'S AFTER-TAX RETURNS

This table presents returns for each fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund's distributions, and
(2) assuming that an investor paid taxes on the fund's distributions and sold all shares at the end of each period.
     Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. (In the examples that assume all fund shares were sold, a negative pre-tax total return translates into a higher after-tax return. This is because the calculation assumes that the investor received a tax deduction for the loss incurred on the sale.)
     Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.
     Finally, keep in mind that a fund's performance--whether before or after taxes--does not indicate how it will perform in the future.

================================================================================
AVERAGE ANNUAL TOTAL RETURNS               Periods Ended December 31, 2001
                                         One Year  Five Years*    Ten Years
Small-Cap Index Fund Investor Shares**
 Returns Before Taxes                        3.10%       8.44%        12.27%
 Returns After Taxes on Distributions        2.65        6.27         10.28
 Returns After Taxes on Distributions
  and Sale of Fund Shares                    1.89        6.35          9.73
--------------------------------------------------------------------------------
Small-Cap Growth Index Fund Investor SharesY
 Returns Before Taxes                       -1.27%       3.80%          --
 Returns After Taxes on Distributions       -1.32        3.29           --
 Returns After Taxes on Distributions
  and Sale of Fund Shares                   -0.77        2.89           --
--------------------------------------------------------------------------------
Small-Cap Value Index Fund Investor SharesY
 Returns Before Taxes                       13.13%      6.31%           --
 Returns After Taxes on Distributions       10.64       4.14            --
 Returns After Taxes on Distributions
  and Sale of Fund Shares                    8.08        3.92           --
--------------------------------------------------------------------------------
*For Vanguard Small-Cap Growth and Small-Cap Value Index Funds, returns are annualized since inception on May 21, 1998.
**Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
YPerformance figures are adjusted for the 0.5% transaction fee on purchases. Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000. Financial Statements

FINANCIAL STATEMENTS
     December 31, 2001

STATEMENT OF NET ASSETS
This Statement provides a detailed list of each fund's holdings, including each security's market value on the last day of the reporting period. Common stocks are listed in descending market-value order. Temporary cash investments and other assets are added to, and liabilities are subtracted from, the value of Total Common Stocks to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.
     At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

====================================================================================================================
                                                                                  Market
                                                                                  Value*
  Small-Cap Index                                              Shares              (000)
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS (99.6%)(1
-----------------------------------------------------------------------------------------------------------------
* Dean Foods Company                                          253,881             17,315
* Michaels Stores, Inc.                                       378,036             12,456
  Ball Corp.                                                  160,000             11,312
* Alliant Techsystems, Inc.                                   142,300             10,986
  New York Community
   Bancorp, Inc.                                              472,826             10,814
* Andrew Corp.                                                474,700             10,391
  Harman International
   Industries, Inc.                                           215,250              9,708
  KB HOME                                                     241,400              9,680
  IKON Office Solutions, Inc.                                 821,000              9,597
* J.D. Edwards & Co.                                          582,000              9,574
* Edwards Lifesciences Corp.                                  345,429              9,544
  CBRL Group, Inc.                                            321,414              9,462
  Dial Corp.                                                  551,331              9,455
  Colonial BancGroup, Inc.                                    670,900              9,453
* Furniture Brands
   International Inc.                                         294,769              9,439
  Pier 1 Imports Inc.                                         542,000              9,398
* Novell, Inc.                                              2,036,163              9,346
* TriQuint Semiconductor, Inc.                                760,183              9,320
  Lee Enterprises, Inc.                                       255,814              9,304
* Renal Care Group, Inc.                                      287,150              9,218
* Fisher Scientific
   International Inc.                                         313,800              9,163
* Affiliated Managers Group, Inc.                             129,600              9,134
* Performance Food Group Co.                                  255,400              8,982
  Sierra Pacific Resources                                    595,908              8,968
* Adaptec, Inc.                                               616,500              8,939
* Techne Corp.                                                242,300              8,929
* The Titan Corp.                                             355,424              8,868
  Donaldson Co., Inc.                                         227,523              8,836
  AmerUs Group Co.                                            244,300              8,756
  Citizens Banking Corp.                                      264,892              8,710
  York International Corp.                                    227,029              8,657
  RPM Inc. (Ohio)                                             594,898              8,602
* Zebra Technologies
   Corp. Class A                                              154,400              8,571
* Copart, Inc.                                                235,500              8,565
* Owens-Illinois, Inc.                                        848,000              8,472
  Roper Industries Inc.                                       170,800              8,455
* Career Education Corp.                                      243,700              8,354
* NetIQ Corp.                                                 236,304              8,332
  Hawaiian Electric Industries Inc.                           206,624              8,323
* IndyMac Bancorp, Inc.                                       355,231              8,305
  Greater Bay Bancorp                                         290,392              8,299
  United Dominion Realty
   Trust REIT                                                 575,450              8,286
  First Midwest Bancorp                                       283,526              8,276
  StanCorp Financial Group, Inc.                              174,600              8,250
  BRE Properties Inc.
   Class A REIT                                               265,648              8,224
  WGL Holdings Inc.                                           282,414              8,210
* Charles River Laboratories, Inc.                            245,100              8,206
  IMC Global Inc.                                             629,289              8,181
* Scholastic Corp.                                            162,144              8,161
* InterMune Inc.                                              165,600              8,157

====================================================================================================================
                                                                                  Market
                                                                                  Value*
Small-Cap Index Fund                                           Shares              (000)
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS (99.6%)(1
-----------------------------------------------------------------------------------------------------------------
* Zale Corp.                                                  193,300              8,095
  Rayonier Inc.                                               159,217              8,036
  BorgWarner, Inc.                                            153,579              8,025
* GlobespanVirata, Inc.                                       618,678              8,012
  Harsco Corp.                                                232,843              7,987
  Highwood Properties, Inc. REIT                              307,300              7,974
  Weingarten Realty
   Investors REIT                                             164,875              7,914
* O'Reilly Automotive, Inc.                                   216,300              7,888
* Covance, Inc.                                               346,662              7,869
  Peoples Energy Corp.                                        206,700              7,840
  Raymond James Financial, Inc.                               220,400              7,829
  BancorpSouth, Inc.                                          470,738              7,814
  Independence Community
   Bank Corp.                                                 342,390              7,792
  Post Properties, Inc. REIT                                  219,300              7,787
  Polaris Industries, Inc.                                    134,200              7,750
  Hudson United Bancorp                                       268,851              7,716
* The Cheesecake Factory                                      221,793              7,712
  Camden Property Trust REIT                                  208,687              7,659
  Ruby Tuesday, Inc.                                          370,200              7,637
* LifePoint Hospitals, Inc.                                   224,093              7,628
  ArvinMeritor, Inc.                                          388,196              7,624
  RGS Energy Group Inc.                                       201,900              7,591
* Coventry Health Care Inc.                                   380,400              7,589
* Incyte Genomics, Inc.                                       387,449              7,579
  Westamerica Bancorporation                                  191,100              7,562
* Dal-Tile International Inc.                                 325,000              7,556
  First American Corp.                                        398,200              7,462
* The Corporate Executive
   Board Co.                                                  203,200              7,457
* Perot Systems Corp.                                         362,900              7,410
  AGL Resources Inc.                                          319,300              7,350
* NVR, Inc.                                                    35,800              7,303
* Swift Transportation Co., Inc.                              339,173              7,296
  Philadelphia Suburban Corp.                                 321,875              7,258
  Kennametal, Inc.                                            180,142              7,254
  Corn Products International, Inc.                           205,400              7,240
* Neurocrine Biosciences, Inc.                                140,300              7,199
  Thomas & Betts Corp.                                        339,400              7,178
* GTech Holdings Corp.                                        157,594              7,137
  First Industrial Realty
   Trust REIT                                                 228,800              7,116
  Graco, Inc.                                                 181,387              7,083
* CEC Entertainment Inc.                                      162,800              7,064
  Global Payments Inc.                                        204,880              7,048
* Liberate Technologies, Inc.                                 613,200              7,040
* Electronics for Imaging, Inc.                               313,900              7,003
* STERIS Corp.                                                382,454              6,987
* THQ Inc.                                                    144,050              6,982
  Pittston Brink's Group                                      315,407              6,970
  United Bankshares, Inc.                                     238,600              6,885
* Flowserve Corp.                                             258,046              6,867
  Ryder System, Inc.                                          308,800              6,840
* Western Digital Corp.                                     1,087,400              6,818
  Brown & Brown, Inc.                                         249,400              6,809
  Doral Financial Corp.                                       217,700              6,794
* Legato Systems, Inc.                                        521,879              6,769
  Whitney Holdings                                            152,950              6,707
  Commercial Federal Corp.                                    284,900              6,695
  Pennzoil-Quaker State Co.                                   462,878              6,689
  Healthcare Realty
   Trust Inc. REIT                                            238,807              6,687
  Applebee's International, Inc.                              195,050              6,671
* Silicon Valley Bancshares                                   248,900              6,653
  W.R. Berkley Corp.                                          123,575              6,635
  Aptargroup Inc.                                             189,200              6,628
  CenterPoint Properties
   Corp. REIT                                                 132,800              6,613
* Ascential Software Corp.                                  1,629,600              6,600
* Aeroflex, Inc.                                              348,450              6,596
  Dole Food Co.                                               245,236              6,580
  Fair, Isaac & Co. Inc.                                      104,150              6,564
* Varian Semiconductor
  Equipment Associates, Inc.                                  189,700              6,562
  Carlisle Co., Inc.                                          176,655              6,533
  NDC Health Corp.                                            188,500              6,513
  HRPT Properties Trust REIT                                  748,500              6,482
* Plexus Corp.                                                243,084              6,456
* Mid Atlantic Medical
  Services, Inc.                                              282,300              6,408
* CommScope, Inc.                                             300,454              6,391
  PNM Resources Inc.                                          228,363              6,383
  Piedmont Natural Gas, Inc.                                  177,751              6,363
* Avocent Corp.                                               260,398              6,315
  Alexander & Baldwin, Inc.                                   236,348              6,310
* Scios, Inc.                                                 264,800              6,294
  Park National Corp.                                          67,760              6,285
* United Stationers, Inc.                                     186,200              6,266
* Credence Systems Corp.                                      337,207              6,262
* Cytec Industries, Inc.                                      230,700              6,228
  IDEX Corp.                                                  179,000              6,176
* Respironics, Inc.                                           177,891              6,162
* Black Box Corp.                                             116,500              6,161
* NPS Pharmaceuticals Inc.                                    160,800              6,159
  La-Z-Boy Inc.                                               281,500              6,14
  DQE Inc.                                                    324,340              6,140
  WPS Resources Corp.                                         167,400              6,118
  Ametek Aerospace Products Inc.                              190,800              6,085
  AGCO Corp.                                                  385,347              6,081
  John Wiley & Sons Class A                                   263,000              6,057
  Forest City Enterprise Class A                              156,350              6,051
* Veeco Instruments, Inc.                                     167,800              6,049
* Powerwave Technologies, Inc.                                349,779              6,044
* Accredo Health, Inc.                                        152,100              6,038
* CV Therapeutics, Inc.                                       116,000              6,034
* Macromedia, Inc.                                            337,960              6,016
* 99 Cents Only Stores                                        157,699              6,008

====================================================================================================================
                                                                                  Market
                                                                                  Value*
                                                               Shares              (000)
-----------------------------------------------------------------------------------------------------------------
* Apria Healthcare Group Inc.                                 237,655              5,939
* LTX Corp.                                                   283,268              5,932
* Jack in the Box Inc.                                        215,000              5,921
  Crompton Corp.                                              657,861              5,921
* Varian, Inc.                                                181,600              5,891
  Dillard's Inc.                                              367,100              5,874
  Trinity Industries, Inc.                                    216,046              5,870
* Commerce One, Inc.                                        1,643,600              5,868
  Cooper Tire & Rubber Co.                                    365,700              5,837
  Federal Signal Corp.                                        261,471              5,823
* Arbitron Inc.                                               170,300              5,816
  Tupperware Corp.                                            302,000              5,814
  Lancaster Colony Corp.                                      163,363              5,801
* Transkaryotic Therapies, Inc.                               135,200              5,787
* Advanced Digital
   Information Corp.                                          359,000              5,758
* Toll Brothers, Inc.                                         130,700              5,738
* S1 Corp.                                                    354,500              5,736
  Sensient Technologies Corp.                                 275,500              5,732
  Jefferies Group, Inc.                                       134,832              5,705
* Stericycle, Inc.                                             93,700              5,704
* Province Healthcare Co.                                     184,750              5,701
* Mueller Industries Inc.                                     171,400              5,699
  Cambrex Corp.                                               130,700              5,699
  Universal Corp. VA                                          156,100              5,684
  Church & Dwight, Inc.                                       213,300              5,680
  Ryland Group, Inc.                                           77,500              5,673
* PETsMART, Inc.                                              576,350              5,671
* Tetra Tech, Inc.                                            284,603              5,666
* Insight Enterprises, Inc.                                   230,100              5,660
* Cubist Pharmaceuticals, Inc.                                156,400              5,624
* Keane, Inc.                                                 311,520              5,617
* Alpha Industries, Inc.                                      257,600              5,616
  Washington REIT                                             225,450              5,611
  Developers Diversified
   Realty Corp. REIT                                          292,900              5,594
  Worthington Industries, Inc.                                393,800              5,592
  Realty Income Corp. REIT                                    190,100              5,589
  Annaly Mortgage
   Management Inc. REIT                                       348,800              5,581
  Shurgard Storage Centers, Inc.
   Class A REIT                                               174,200              5,574
* IDEXX Laboratories Corp.                                    195,400              5,571
  Regis Corp.                                                 214,750              5,536
  ONEOK, Inc.                                                 310,264              5,535
 Diagnostic Products Corp.                                    125,000              5,494
* Atlantic Coast Airlines
   Holdings Inc.                                              233,300              5,434
  Community First
   Bankshares, Inc.                                           210,700              5,413
* Direct Focus, Inc.                                          173,275              5,406
  Commerce Group, Inc.                                        143,400              5,405
  Briggs & Stratton Corp.                                     126,100              5,383
  Staten Island Bancorp, Inc.                                 328,900              5,364
* Linens 'n Things, Inc.                                      210,100              5,358
* Chesapeake Energy Corp.                                     810,180              5,355
* Price Communications Corp.                                  280,314              5,351
* Kopin Corp.                                                 381,900              5,347
* Isis Pharmaceuticals, Inc.                                  240,800              5,342
* Kronos, Inc.                                                110,275              5,335
  Cleco Corp.                                                 242,802              5,334
* Gartner, Inc. Class A                                       456,300              5,334
  Minerals Technologies, Inc.                                 114,096              5,321
* Concurrent Computer Corp.                                   355,100              5,273
* Tom Brown, Inc.                                             193,700              5,232
  American Capital
   Strategies, Ltd.                                           183,900              5,214
* Ohio Casualty Corp.                                         324,716              5,212
  TrustCo Bank NY                                             413,387              5,196
* Activision, Inc.                                            199,700              5,194
* AmeriPath, Inc.                                             161,100              5,157
  Louisiana-Pacific Corp.                                     609,700              5,146
* Chico's FAS, Inc.                                           129,500              5,141
  Nationwide Health
   Properties, Inc. REIT                                      274,200              5,125
* Coherent, Inc.                                              165,300              5,111
* Elantec Semiconductor, Inc.                                 132,300              5,080
* Key Energy Services, Inc.                                   551,800              5,077
  American Greetings Corp.
   Class A                                                    368,200              5,074
  Cousins Properties, Inc. REIT                               208,263              5,073
  Alfa Corp.                                                  225,800              5,067
* ITT Educational Services, Inc.                              137,200              5,059
  Atmos Energy Corp.                                          237,748              5,052
  Horace Mann Educators Corp.                                 237,146              5,032
* Plantronics, Inc.                                           196,200              5,031
* AnnTaylor Stores Corp.                                      143,600              5,026
* Airgas, Inc.                                                332,372              5,025
* InFocus Corp.                                               227,756              5,015
* R.H. Donnelley Corp.                                        172,500              5,011
  Bob Evans Farms, Inc.                                       203,237              4,993
  Prentiss Properties Trust REIT                              181,800              4,990
* Too Inc.                                                    181,320              4,986
* ILEX Oncology, Inc.                                         184,000              4,975
* Waste Connections, Inc.                                     160,100              4,961
* Stone Energy Corp.                                          125,441              4,955
* Kulicke & Soffa Industries, Inc.                            286,400              4,911
* Inktomi Corp.                                               728,400              4,888
* Microsemi Corp.                                             164,300              4,880
  New Jersey Resources Corp.                                  104,000              4,867
* Documentum, Inc.                                            223,700              4,859
  Technitrol, Inc.                                            175,600              4,850
  Potlatch Corp.                                              165,328              4,847
  USFreightways Corp.                                         154,200              4,842
  The Macerich Co. REIT                                       182,000              4,841
  Chittenden Corp.                                            175,221              4,836
* Circuit City Stores, Inc. -
   CarMax Group                                               211,900              4,819

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                                                                                  Market
                                                                                  Value*
Small-Cap Index Fund                                           Shares              (000)
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS (99.6%)(1
-----------------------------------------------------------------------------------------------------------------
* Kansas City Southern
   Industries, Inc.                                           340,900              4,817
* Alamosa Holdings, Inc.                                      403,700              4,816
* Beverly Enterprises, Inc.                                   560,000              4,816
  Federal Realty Investment
   Trust REIT                                                 208,700              4,800
* Cymer, Inc.                                                 179,400              4,795
* Cognex Corp.                                                187,200              4,794
* Photronics Labs Inc.                                        152,500              4,781
* Sybron Dental Specialties, Inc.                             221,400              4,778
* Electro Scientific Industries, Inc.                         158,800              4,766
  UGI Corp. Holding Co.                                       157,800              4,766
* Cell Therapeutics, Inc.                                     197,300              4,763
  H.B. Fuller Co.                                             165,278              4,755
  Susquehanna Bancshares, Inc.                                227,775              4,749
  Downey Financial Corp.                                      114,946              4,742
  Oshkosh Truck Corp.                                          97,000              4,729
* ADVO, Inc.                                                  109,850              4,724
* Borland Software Corp.                                      301,100              4,715
* Cell Genesys, Inc.                                          202,353              4,703
* Cal Dive International, Inc.                                190,300              4,696
* SonicWALL, Inc.                                             241,400              4,693
  SL Green Realty Corp. REIT                                  152,400              4,680
  Alpharma, Inc. Class A                                      176,934              4,680
  The Timken Co.                                              287,600              4,653
* Exar Corp.                                                  222,900              4,646
  Millennium Chemicals, Inc.                                  367,800              4,633
* Spinnaker Exploration Co.                                   112,300              4,622
* SEACOR SMIT Inc.                                             99,350              4,610
  Health Care REIT, Inc.                                      188,900              4,600
  Hilb, Rogal and Hamilton Co.                                 81,900              4,590
* Getty Images, Inc.                                          199,400              4,582
* Read Rite Corp.                                             692,400              4,577
* Southwest Bancorporation
   of Texas, Inc.                                             150,300              4,550
* Trimeris, Inc.                                              100,800              4,533
* MSC Industrial Direct Co., Inc.
   Class A                                                    229,500              4,533
  The Pep Boys (Manny, Moe
   & Jack)                                                    263,200              4,514
  Texas Industries, Inc.                                      122,320              4,514
  Fleming Cos., Inc.                                          243,400              4,503
* Avant! Corp.                                                219,038              4,488
  Tecumseh Products Co. Class A                                88,533              4,482
  Lincoln Electric Holdings                                   183,200              4,477
* Alaska Air Group, Inc.                                      153,704              4,473
* Anixter International Inc.                                  154,000              4,468
* Brooks Automation, Inc.                                     109,500              4,453
* Immunomedics Inc.                                           219,800              4,453
  Chelsea Property Group REIT                                  90,400             4,439
  Blyth, Inc.                                                 190,901              4,438
  Dreyer's Grand Ice Cream, Inc.                              114,718              4,418
  Granite Construction Co.                                    182,657              4,398
  PolyOne Corp.                                               448,300              4,393
  Manitowac Co., Inc.                                         141,000              4,385
* Interlogix, Inc.                                            113,307              4,382
* Choice Hotel International, Inc.                            197,800              4,381
  Superior Industries
 International, Inc.                                          108,772               4,37
* Sonic Corp.                                                 121,550              4,375
* American Management
   Systems, Inc.                                              241,500              4,366
* Christopher & Banks
   Corporation                                                127,400              4,363
* Education Management Corp.                                  120,100              4,354
* CACI International, Inc.                                    110,000              4,343
* Bruker Daltonics, Inc.                                      265,100              4,334
* Impath, Inc.                                                 97,300              4,330
* Silicon Storage Technology, Inc.                            447,700              4,315
  Matthews International Corp.                                175,400              4,311
* Eclipsys Corp.                                              257,200              4,308
  The South Financial Group, Inc.                             242,522              4,305
* Pathmark Stores, Inc.                                       174,400              4,301
  Delta & Pine Land Co.                                       190,000              4,300
* Scotts Co.                                                   90,200              4,294
* La Quinta Properties, Inc                                   746,622              4,286
* El Paso Electric Co.                                        295,300              4,281
* Regeneron Pharmaceuticals, Inc.                             151,700              4,272
* Argosy Gaming Co.                                           130,800              4,254
  CH Energy Group, Inc.                                        97,700              4,247
  Ferro Corp.                                                 164,608              4,247
  Pacific Capital Bancorp                                     152,500              4,238
  Hughes Supply, Inc.                                         137,150              4,234
* Mercury Computer
  Systems, Inc.                                               108,000              4,224
  Banta Corp.                                                 143,037              4,222
* HNC Software, Inc.                                          204,600              4,215
  FactSet Research Systems Inc.                               120,100              4,197
  Wallace Computer
   Services, Inc.                                             220,669              4,191
* Perrigo Co.                                                 352,610              4,168
* Ligand Pharmaceuticals Inc.
   Class B                                                    232,700              4,165
  Gables Residential Trust REIT                               140,700              4,165
* FileNET Corp.                                               205,100              4,161
* Dycom Industries, Inc.                                      248,700              4,156
* Stillwater Mining Co.                                       224,550              4,154
  Otter Tail Corp.                                            142,200              4,144
* US Oncology, Inc.                                           549,082              4,140
* Pediatrix Medical Group, Inc.                               122,000              4,137
  Airborne, Inc.                                              278,736              4,134
* Imation Corp.                                               191,400              4,130
* Collins & Aikman Corp.                                      535,400              4,123
  Longs Drug Stores, Inc.                                     176,198              4,120
* FreeMarkets, Inc.                                           171,400              4,108
  Cabot Oil & Gas Corp. Class A                               170,626              4,103
  Cooper Cos., Inc.                                            82,000              4,098
  Essex Property Trust, Inc. REIT                              82,900              4,096
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                                                                                  Market
                                                                                  Value*
                                                               Shares              (000)
-----------------------------------------------------------------------------------------------------------------
 Vintage Petroleum, Inc.                                      282,500              4,082
  Harleysville Group, Inc.                                    170,400              4,071
  Invacare Corp.                                              120,300              4,055
* K-V Pharmaceutical Co. Class B                              124,875              4,053
  Liberty Corp.                                                98,500              4,053
* American Italian Pasta Co.                                   96,200              4,043
  LNR Property Corp.                                          129,150              4,027
* Overture Services, Inc.                                     113,500              4,021
  MDC Holdings, Inc.                                          106,356              4,019
  Ventas, Inc. REIT                                           349,300              4,017
  Pan Pacific Retail
  Properties, Inc. REIT                                       139,060              3,994
  Energen Corp.                                               161,600              3,983
  UMB Financial Corp.                                          99,503              3,980
  Florida Rock Industries, Inc.                               108,700              3,976
  Interstate Bakeries Corp.                                   164,400              3,975
  American Financial
  Holdings, Inc.                                              156,400              3,974
  International Bancshares Corp.                               94,282              3,974
  Werner Enterprises, Inc.                                    163,374              3,970
* Intergraph Corp.                                            288,300              3,961
* Haemonetics Corp.                                           116,150              3,940
* Ralcorp Holdings, Inc.                                      173,300              3,934
  Chemical Financial Corp.                                    130,422              3,934
  F.N.B. Corp.                                                148,791              3,921
* Flowers Foods, Inc.                                          97,900              3,908
  Republic Bancorp, Inc.                                      282,022              3,906
* Sylvan Learning Systems, Inc.                               176,384              3,893
  J. M. Smucker Co.                                           109,810              3,885
* Harmonic, Inc.                                              322,300              3,874
  First Commonwealth
   Financial Corp.                                            336,100              3,872
  G & K Services, Inc.                                        119,650              3,865
  Newport Corp.                                               199,600              3,848
* Numerical Technologies, Inc.                                109,200              3,844
  Reckson Associates Realty
   Corp. REIT                                                 164,300              3,838
* American Medical Systems
   Holdings, Inc.                                             184,900              3,826
* Ryan's Family Steak Houses, Inc.                            176,700              3,826
* Rambus Inc.                                                 478,000              3,819
* ImmunoGen, Inc.                                             230,000              3,813
* VISX Inc.                                                   287,500              3,809
* Leap Wireless International, Inc.                           181,375              3,803
* Modis Professional Services Inc.                            531,845              3,797
  Southwest Gas Corp.                                         169,900              3,797
  Brady Corp. Class A                                         103,700              3,795
  Storage USA, Inc. REIT                                       90,100              3,793
* Men's Wearhouse, Inc.                                       183,650              3,792
  Western Gas Resources, Inc.                                 117,210              3,788
* Oak Technology, Inc.                                        275,200              3,784
* ATMI, Inc.                                                  158,100              3,771
* Hyperion Solutions Corp.                                    189,819              3,770
  Kilroy Realty Corp. REIT                                    143,200              3,762
  Modine Manufacturing Co.                                    161,185              3,760
  CBL & Associates
  Properties, Inc. REIT                                       119,100              3,752
* Evergreen Resources, Inc.                                    97,000              3,745
  Regency Centers Corp. REIT                                  134,500              3,732
* DMC Stratex Networks, Inc.                                  478,100              3,720
  John H. Harland Co.                                         168,300              3,719
  Northwest Natural Gas Co.                                   145,850              3,719
* Hain Celestial Group, Inc.                                  135,200              3,713
  First Financial Bancorp                                     209,682              3,701
  Thornburg Mortgage, Inc.                                    187,800              3,700
  Claire's Stores, Inc.                                       244,832              3,697
* eFunds Corp.                                                268,700              3,695
  UIL Holdings Corp.                                           71,950              3,691
* Aztar Corp.                                                 200,900              3,676
  Summit Properties, Inc. REIT                                146,700              3,670
* Beazer Homes USA, Inc.                                       50,100              3,666
* Integrated Circuit Systems, Inc.                            162,100              3,662
  Kaydon Corp.                                                161,110              3,654
  Avista Corp.                                                275,500              3,653
* Pharmaceutical Resources, Inc.                              108,000              3,650
* Footstar Inc.                                               116,300              3,640
* Sapient Corp.                                               471,500              3,640
  Owens & Minor, Inc. Holding Co.                             196,237              3,630
  Standard Pacific Corp.                                      149,200              3,629
  Wolverine World Wide, Inc.                                  240,640              3,622
* ESS Technology, Inc.                                        170,300              3,621
  Reliance Steel & Aluminum Co.                               137,900              3,620
* Corixa Corp.                                                240,166              3,619
* Southern Union Co.                                          191,780              3,617
* Yellow Corp.                                                143,650              3,606
  Provident Bankshares Corp.                                  148,102              3,599
  Nordson Corp.                                               135,809              3,587
* Administaff, Inc.                                           130,600              3,580
* Hollywood Entertainment Corp.                               249,800              3,570
  Overseas Shipholding Group Inc.                             158,394              3,564
  Media General, Inc. Class A                                  71,200              3,548
* Thoratec Corp.                                              208,663              3,547
  Alexandria Real Estate
   Equities, Inc. REIT                                         86,200              3,543
* Landstar System, Inc.                                        48,600              3,524
* Priceline.com Inc.                                          605,200              3,522
  Chateau Communities, Inc. REIT                              117,800              3,522
  Albemarle Corp.                                             146,520              3,516
* Cable Design Technologies Corp.                             256,125              3,504
* Power Integrations, Inc.                                    153,400              3,504
  Longview Fibre Co.                                          295,895              3,495
  Mentor Corp.                                                122,300              3,493
  East West Bancorp, Inc.                                     135,600              3,492
  Clarcor Inc.                                                128,525              3,489
  First Bancorp/Puerto Rico                                   122,100              3,480
* Schuler Homes Inc. Class A                                  174,740              3,469
  C & D Technology Inc.                                       151,700              3,466
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                                                                                  Market
                                                                                  Value*
Small-Cap Index Fund                                           Shares              (000)
-----------------------------------------------------------------------------------------------------------------
* Insituform Technologies Inc.
   Class A                                                    135,400              3,464
* FuelCell Energy, Inc.                                       190,900              3,463
* UCAR International, Inc.                                    323,118              3,457
* Montana Power Co.                                           601,198              3,457
* Arkansas Best Corp.                                         119,400              3,441
* Champion Enterprises, Inc.                                  279,348              3,439
* Pacific Sunwear of California                               168,062              3,432
* Take-Two Interactive
   Software, Inc.                                             212,200              3,431
  First Citizens BancShares
   Class A                                                     35,100              3,431
* Verity, Inc.                                                169,100              3,424
* Secure Computing Corp.                                      166,500              3,422
* Photon Dynamics, Inc.                                        74,900              3,419
* Plains Resources Inc.                                       138,900              3,418
  Capitol Federal Financial                                   163,960              3,417
  St. Mary Land & Exploration Co.                             160,980              3,411
  Casey's General Stores                                      228,857              3,410
* SeaChange International, Inc.                                99,900              3,409
* Hutchinson Technology, Inc.                                 145,800              3,385
* Zoran Corp.                                                 103,300              3,372
* PSS World Medical, Inc.                                     412,262              3,364
* Sirius Satellite Radio, Inc.                                289,100              3,362
  USEC Inc.                                                   469,200              3,359
* Digital Insight Corp.                                       150,100              3,356
  Northwestern Corp.                                          158,300              3,332
* Exelixis, Inc.                                              200,400              3,331
* Lands' End, Inc.                                             66,400              3,331
  UniSource Energy Corp.                                      182,760              3,324
* Stewart Enterprises, Inc.
   Class A                                                    554,800              3,323
* Bally Total Fitness Holding Corp.                           154,100              3,322
  Belden, Inc.                                                140,900              3,318
  Home Properties of
   New York, Inc. REIT                                        105,000              3,318
* Veritas DGC Inc.                                            178,600              3,304
* Syncor International Corp.                                  115,200              3,299
* Cost Plus, Inc.                                             124,250              3,293
  S & T Bancorp, Inc.                                         135,500              3,290
* Hot Topic, Inc.                                             104,700              3,287
  Amcore Financial                                            147,020              3,286
* The InterCept Group, Inc.                                    80,300              3,284
* Barra, Inc.                                                  69,550              3,275
  ABM Industries                                              104,400              3,273
  Vector Group Ltd.                                            99,423              3,266
  The Toro Co.                                                 72,400              3,258
  Olin Corp.                                                  201,200              3,247
* Tweeter Home Entertainment
   Group, Inc.                                                111,800              3,242
  Charter Municipal Mortgage
   Acceptance Co.                                             199,300              3,239
* MKS Instruments, Inc.                                       119,696              3,235
* Adolor Corp.                                                180,200              3,235
* Albany Molecular Research, Inc.                             122,100              3,234
  Wausau-Mosinee Paper Corp.                                  266,662              3,227
  Sun Communities, Inc. REIT                                   86,600              3,226
* Terex Corp.                                                 183,700              3,222
* DSP Group Inc.                                              138,146              3,213
* Journal Register Co.                                        152,600              3,211
  Selective Insurance Group                                   147,600              3,207
* Stellent Inc.                                               108,200              3,198
* Metro One
   Telecommunications, Inc.                                   105,700              3,197
* Information Holdings Inc.                                   112,700              3,191
  First Charter Corp.                                         178,900              3,186
* Microtune, Inc.                                             135,800              3,186
  UCBH Holdings, Inc.                                         112,000              3,185
* Triumph Group, Inc.                                          98,000              3,185
* Ixia                                                        246,800              3,171
* Symyx Technologies                                          148,800              3,161
  MAF Bancorp, Inc.                                           107,051              3,158
* AmSurg Corp.                                                116,000              3,153
* Jones Lang Lasalle Inc.                                     174,400              3,148
  Kellwood Co.                                                130,950              3,144
* Interdigital
   Communications Corp.                                       323,100              3,134
* Sonic Automotive, Inc.                                      133,700              3,134
* E.Piphany Inc.                                              359,800              3,134
* Websense, Inc.                                               97,600              3,130
* ADTRAN Inc.                                                 122,600              3,129
  Elcor Corp.                                                 112,325              3,122
  Cornerstone Realty Income
   Trust, Inc. REIT                                           274,700              3,118
* DIANON Systems, Inc.                                         51,274              3,117
* Gaylord Entertainment Co.
   Class A                                                    126,575              3,114
  MeriStar Hospitality Corp. REIT                             219,234              3,113
* Coinstar, Inc.                                              124,400              3,110
* AirGate PCS, Inc.                                            68,200              3,107
* IHOP Corp.                                                  105,900              3,103
  LandAmerica Financial
   Group, Inc.                                                107,700              3,091
* SCP Pool Corp.                                              112,550              3,089
* CIMA Labs Inc.                                               85,383              3,087
* Computer Network
   Technology Corp.                                           173,400              3,085
* Aspen Technologies, Inc.                                    182,800              3,071
  Brandywine Realty Trust REIT                                144,800              3,051
  Waypoint Financial Corp.                                    202,100              3,048
* Agile Software Corp.                                        176,600              3,041
* Forward Air Corp.                                            89,600              3,039
* Ionics, Inc.                                                101,200              3,039
  Texas Regional Bancshares, Inc.                              80,140              3,033
  Patina Oil & Gas Corp.                                      110,200              3,031
* Cerus Corp.                                                  66,000              3,020
* MAXIMUS, Inc.                                                71,700              3,016
* Newpark Resources, Inc.                                     381,000              3,010

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                                                                                  Market
                                                                                  Value*
                                                               Shares              (000)
-----------------------------------------------------------------------------------------------------------------
* Amylin Pharmaceuticals, Inc.                                329,100              3,008
* Bio-Rad Laboratories, Inc.
   Class A                                                     47,500              3,007
* Teledyne Technologies, Inc.                                 184,458              3,005
  Carpenter Technology Corp.                                  112,470              2,994
* Teletech Holdings Inc.                                      208,900              2,994
  Woodward Governor Co.                                        51,300              2,988
* Mobile Mini, Inc.                                            76,100              2,977
* Cyberonics, Inc.                                            112,145              2,975
* Enzo Biochem, Inc.                                          126,578              2,975
* Charming Shoppes, Inc.                                      560,000              2,974
* SBA Communications Corp.                                    228,100              2,970
* Edison Schools Inc.                                         151,100              2,969
* IGEN International, Inc.                                     74,000              2,967
* Westport Resources Corp.                                    170,950              2,966
* Kirby Corp.                                                 107,600              2,964
  Interactive Data Corp.                                      209,578              2,963
* UICI                                                        219,500              2,963
* Maxygen Inc.                                                168,600              2,962
* Sunrise Assisted Living, Inc.                               101,500              2,955
  Helix Technology Corp.                                      131,000              2,954
* Panera Bread Co.                                             56,700              2,951
  Kimball International, Inc.
   Class B                                                    194,500              2,947
  Fred's, Inc.                                                 71,925              2,946
* Spherion Corp.                                              301,806              2,946
  Hooper Holmes, Inc.                                         329,000              2,945
* Terayon Communications
   Systems, Inc.                                              355,100              2,937
* Paxar Corp.                                                 205,956              2,925
* Monaco Coach Corp.                                          133,675              2,923
* Progress Software Corp.                                     169,000              2,920
* Gene Logic Inc.                                             154,900              2,918
* AstroPower, Inc.                                             72,000              2,911
  FelCor Lodging Trust, Inc. REIT                             173,800              2,904
* Commonwealth Telephone
   Enterprises, Inc.                                           63,799              2,903
  Libbey, Inc.                                                 88,700              2,896
* NBTY, Inc.                                                  247,300              2,893
* Acuity Brands, Inc.                                         238,500              2,886
* Dionex Corp.                                                112,700              2,875
* Advanced Energy
   Industries, Inc.                                           107,700              2,869
* Armor Holdings, Inc.                                        106,300              2,869
* Prime Hospitality Corp.                                     259,500              2,867
  Grey Global Group Inc.                                        4,300              2,867
  Cathay Bancorp, Inc.                                         44,710              2,864
* Emisphere Technologies, Inc.                                 89,600              2,859
* InfoSpace, Inc.                                           1,392,950              2,856
* Arris Group Inc.                                            291,400              2,844
* Oceaneering International, Inc.                             127,900              2,829
  CVB Financial Corp.                                         120,813              2,827
  Baldor Electric Co.                                         134,927              2,820
* EMCOR Group, Inc.                                            62,100              2,819
* Rare Hospitality
   International Inc.                                         124,700              2,811
  Ruddick Corp.                                               175,764              2,810
* Identix, Inc.                                               192,500              2,809
* Frontier Airlines, Inc.                                     165,150              2,808
* NYFIX, Inc.                                                 140,100              2,805
* Entrust, Inc.                                               275,200              2,804
* JDA Software Group, Inc.                                    125,350              2,802
* FEI Co.                                                      88,900              2,801
  Mills Corp. REIT                                            105,647              2,798
* EGL, Inc.                                                   199,850              2,788
* Littelfuse, Inc.                                            106,200              2,787
* SurModics, Inc.                                              76,400           2,786
* On Assignment, Inc.                                         121,000              2,779
* PRI Automation, Inc.                                        135,800              2,777
* Bio-Technology General Corp.                                337,400              2,777
* Cumulus Media Inc.                                          171,300              2,772
  Stewart & Stevenson
   Services, Inc.                                             146,910              2,763
* OfficeMax, Inc.                                             613,900              2,763
* Ciber, Inc.                                                 292,200              2,761
* Rogers Corp.                                                 91,000              2,757
* C-COR Electronics, Inc.                                     188,500              2,746
* F.Y.I. Inc.                                                  81,900              2,744
* Conmed Corp.                                                137,125              2,737
  Glimcher Realty Trust REIT                                  145,300              2,736
  Arch Chemicals, Inc.                                        117,800              2,733
  The Trust Co. of New Jersey                                 108,370              2,731
  Winnebago Industries, Inc.                                   73,900              2,730
* AsiaInfo Holdings, Inc.                                     156,500              2,726
* CryoLife Inc.                                                90,800              2,724
* Tularik, Inc.                                               113,400              2,724
* RehabCare Group, Inc.                                        91,900              2,720
* Swift Energy Co.                                            133,820              2,703
* Corrections Corp. of America                                145,518              2,701
* IDT Corp.                                                   138,400              2,700
  JLG Industries, Inc.                                        253,000              2,694
* Tesoro Petroleum Corp.                                      205,400              2,693
* Unit Corp.                                                  208,500              2,690
* ANADIGICS, Inc.                                             175,900              2,682
* CUNO Inc.                                                    87,850              2,679
* ProQuest Company                                             78,700              2,669
* Great Atlantic & Pacific
   Tea Co., Inc.                                              112,100              2,666
* Netegrity, Inc.                                             137,450              2,661
  CTS Corp.                                                   166,600              2,649
  Sandy Spring Bancorp, Inc.                                   83,000              2,644
* INAMED Corp.                                                 87,800              2,640
* Actel Corp.                                                 132,600              2,640
  Colonial Properties Trust REIT                               84,700              2,638
* Value Vision
   International, Inc. Class A                                134,600              2,637
* Bay View Capital Corp.                                      358,799              2,630
* Pacificare Health Systems, Inc.                             164,300              2,629

                                                                              21
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
====================================================================================================================
                                                                                  Market
                                                                                  Value*
Small-Cap Index Fund                                           Shares              (000)
-----------------------------------------------------------------------------------------------------------------
* Genesco, Inc.                                               126,600              2,628
* Midway Games Inc.                                           174,611              2,621
* Vitria Technology, Inc.                                     409,400              2,616
* Transaction Systems
   Architects, Inc.                                           213,300              2,615
  Arrow International, Inc.                                    65,300              2,608
  Frontier Financial Corp.                                     99,600              2,606
* Asyst Technologies, Inc.                                    204,100              2,604
  Apogee Enterprises, Inc.                                    164,500              2,602
* WebEx Communications, Inc.                                  104,700              2,602
* Group 1 Automotive, Inc.                                     91,100              2,597
  The Laclede Group, Inc                                      108,600              2,596
* Pegasus Communications Corp.
   Class A                                                    249,200              2,594
* Pinnacle Systems, Inc.                                      326,600              2,593
* Iomega Corp.                                                309,800              2,587
  Fremont General Corp.                                       330,600              2,585
* MSC.Software Corp.                                          165,700              2,585
* Gentiva Health Services, Inc.                               117,600              2,581
  Georgia Gulf Corp.                                          139,300              2,577
* Alliance Gaming Corp.                                        87,500              2,572
* Remec, Inc.                                                 257,400              2,571
  GenCorp, Inc.                                               182,140              2,570
* The Topps Co., Inc.                                         211,500              2,570
  Florida East Coast
   Industries, Inc. Class A                                   111,000              2,570
* Lone Star Technologies, Inc.                                146,000              2,570
  Manufactured Home
   Communities, Inc. REIT                                      82,300              2,569
* Sola International Inc.                                     132,400              2,569
* Action Performance Cos., Inc.                                83,800              2,565
* First Federal Financial Corp.                                99,850              2,559
  Presidential Life Corp.                                     124,300              2,556
  Sterling Bancshares, Inc.                                   203,650              2,550
  W Holding Co., Inc.                                         157,200              2,547
* MICROS Systems, Inc.                                        101,400              2,545
* Tanox, Inc.                                                 137,400              2,542
  Park Electrochemical Corp.                                   96,200              2,540
* Itron, Inc.                                                  83,800              2,539
* DRS Technologies, Inc.                                       71,200              2,538
* Maverick Tube Corp.                                         195,700              2,534
  Koger Equity, Inc. REIT                                     155,000              2,527
* P.F. Chang's China Bistro, Inc.                              53,400              2,526
  Delphi Financial Group, Inc.                                 75,805              2,524
  Roadway Corp                                                 68,500              2,514
* Akamai Technologies, Inc.                                   420,600              2,498
  Taubman Co. REIT                                            168,000              2,495
  Harleysville National Corp.                                 105,846              2,493
* Philadelphia Consolidated
   Holding Corp.                                               66,100              2,493
* Neose Technologies, Inc.                                     68,000              2,490
* Manhattan Associates, Inc.                                   85,400              2,489
  General Cable Corp.                                         189,750              2,486
* Sage, Inc.                                                   67,000              2,484
* Entegris Inc.                                               226,500              2,482
* Simpson Manufacturing Co.                                    43,200              2,475
  Frontier Oil Corp.                                          148,500              2,471
  Greif Brothers Corp. Class A                                 74,800              2,465
  Madison Gas & Electric Co.                                   93,075              2,462
  Bowne & Co., Inc.                                           191,900              2,456
* Tollgrade Communications, Inc.                               73,600              2,455
  Promistar Financial Corp.                                   100,093              2,447
  Chesapeake Corp. of Virginia                                 87,900              2,444
  Pulitzer, Inc.                                               47,800              2,438
  Argonaut Group, Inc.                                        124,300              2,433
  Seacoast Financial
   Services Corp.                                             141,800              2,432
  WD-40 Co.                                                    91,100              2,428
* Grey Wolf, Inc.                                             817,100              2,427
* NCO Group, Inc.                                             105,850              2,424
* Station Casinos, Inc.                                       216,300              2,420
  Regal-Beloit Corp.                                          111,000              2,420
  Lennox International Inc.                                   249,000              2,415
  Anthracite Capital Inc.                                     219,200              2,409
  Wellman, Inc.                                               155,500              2,409
* FLIR Systems, Inc.                                           63,500              2,408
* Heartland Express, Inc.                                      86,660              2,407
* Crestline Capital Corp.                                      77,300              2,401
* Dendrite International, Inc.                                169,800              2,382
* UbiquiTel Inc.                                              318,400              2,372
* DDi Corp.                                                   240,700              2,368
* ViroPharma Inc.                                             103,100              2,366
* Safeguard Scientifics, Inc.                                 673,900              2,359
* F5 Networks, Inc.                                           109,300              2,354
* Papa John's International, Inc.                              85,535              2,351
* Trimble Navigation Ltd.                                     144,640              2,345
  Oshkosh B' Gosh, Inc. Class A                                55,900              2,344
* TranSwitch Corp.                                            520,000              2,340
  Commercial Metals Co.                                        66,866              2,339
  Crawford & Co. Class B                                      199,150              2,334
* Korn/Ferry International                                    219,136              2,334
  Corus Bankshares Inc.                                        51,400              2,334
  Cohu, Inc.                                                  118,100              2,332
  Commercial Net Lease
   Realty REIT                                                179,100              2,328
* W-H Energy Services, Inc.                                   121,200              2,309
  A. Schulman Inc.                                            169,036              2,307
  JDN Realty Corp. REIT                                       187,050              2,306
* Silicon Graphics, Inc.                                    1,097,600              2,305
* Interneuron
   Pharmaceutical, Inc.                                       207,800              2,305
* webMethods, Inc.                                            137,500              2,305
* ProAssurance Corp.                                          130,996              2,303
* MatrixOne, Inc.                                             177,200              2,302
* WMS Industries, Inc.                                        114,900              2,298
* AirTran Holdings, Inc.                                      347,900              2,296
* Noven Pharmaceuticals, Inc.                                 129,200              2,293
  Fleetwood Enterprises, Inc.                                 202,300              2,292

22
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
====================================================================================================================
                                                                                  Market
                                                                                  Value*
                                                               Shares              (000)
-----------------------------------------------------------------------------------------------------------------
* Nabi                                                        221,800              2,289
* Griffon Corp.                                               152,530              2,288
* Serologicals Corp.                                          106,300              2,285
* Electronics Boutique
   Holdings Corp.                                              57,200              2,285
* Ocular Sciences, Inc.                                        98,000              2,283
* Alexion Pharmaceuticals, Inc.                                93,400              2,283
* Stratos Lightwave, Inc.                                     370,430              2,278
* Checkpoint Systems, Inc.                                    170,000              2,278
  National Penn Bancshares Inc.                               103,462              2,276
  Bandag, Inc.                                                 65,300              2,270
  Barnes Group, Inc.                                           94,400              2,265
* Palm Harbor Homes, Inc.                                      94,529              2,264
  Datascope Corp.                                              66,700              2,262
* Charlotte Russe Holding Inc.                                121,000              2,252
* Lexicon Genetics Inc.                                       194,700              2,247
* Atrix Laboratories, Inc.                                    109,000              2,246
  Dime Community Bancshares                                    79,900              2,242
* InterVoice-Brite, Inc.                                      174,600              2,235
  South Jersey Industries, Inc.                                68,436              2,231
  Sovran Self Storage, Inc. REIT                               71,300              2,221
  Quanex Corp.                                                 77,800              2,202
  Westbanco Inc.                                              103,679              2,191
* Superior Energy Services, Inc.                              252,960              2,188
* MRV Communications Inc.                                     513,689              2,178
* Benchmark Electronics, Inc.                                 114,800              2,177
  Thomas Industries, Inc.                                      86,850              2,171
* Boca Resorts, Inc. Class A                                  165,400              2,167
  Mid-State Bancshares                                        132,900              2,164
* ESCO Technologies Inc.                                       62,700              2,163
  Glenborough Realty
   Trust, Inc. REIT                                           111,300              2,159
  Empire District Electric Co.                                102,670              2,156
  Nu Skin Enterprises, Inc.                                   246,400              2,156
  NACCO Industries, Inc. Class A                               37,895              2,152
* Quiksilver, Inc.                                            125,100              2,152
* Input/Output, Inc.                                          261,800              2,149
* California Pizza Kitchen, Inc.                               86,700              2,146
* UnitedGlobalCom Inc. Class A                                428,900              2,145
* MRO Software Inc.                                            91,600              2,142
  Mid-America Apartment
   Communities, Inc. REIT                                      81,400              2,141
* International Multifoods Corp.                               89,400              2,137
* BOK Financial Corp.                                          67,702              2,133
  Harbor Florida Bancshares, Inc.                             125,484              2,133
  Capital Automotive REIT                                     107,200              2,132
* Anaren Microwave, Inc.                                      123,000              2,130
* MGI Pharma, Inc.                                            139,400              2,130
  EastGroup Properties, Inc. REIT                             92,200               2,127
* Tower Automotive, Inc.                                      235,300              2,125
* Connetics Corp.                                             178,500              2,124
* Handleman Co.                                               143,000              2,124
* Unifi, Inc.                                                 292,260              2,119
* Vicor Corp.                                                 130,400              2,112
* Spanish Broadcasting
   System, Inc.                                               213,300              2,110
  California Water Service Group                              81,826               2,107
* SangStat Medical Corp.                                      107,100              2,103
* ArthroCare Corp.                                            117,200              2,101
* J.B. Hunt Transport
   Services, Inc.                                              90,500              2,100
* Intermagnetics General Corp.                                 80,984              2,097
  MacDermid, Inc.                                             123,200              2,088
* Rayovac Corp.                                               118,500              2,086
* URS Corp.                                                   76,000               2,083
* PAREXEL International Corp.                                 145,100              2,082
* Diversa Corp.                                               147,100              2,081
* DiamondCluster
  International, Inc.                                         158,750              2,080
* School Specialty, Inc.                                       90,700              2,075
  United National Bancorp                                      86,346              2,073
* InterTAN, Inc.                                              165,050              2,073
  Boston Private
   Financial Holdings, Inc.                                    93,600              2,066
* The Boyds Collection, Ltd.                                  304,800              2,063
  Integra Bank Corp.                                          98,266               2,058
* I-many, Inc.                                                213,200              2,057
* ANSYS, Inc.                                                  83,400              2,056
* Pixelworks, Inc.                                            128,000              2,056
* SONICblue Inc.                                              508,000              2,052
  Inter-Tel, Inc.                                             106,600              2,049
* Genlyte Group, Inc.                                          68,700              2,045
  Schweitzer-Mauduit
   International, Inc.                                         86,000              2,043
  American States Water Co.                                    58,400              2,041
* American Healthways Inc.                                     63,850              2,039
  Pioneer Standard
   Electronics Inc.                                           160,050              2,033
* JAKKS Pacific, Inc.                                         107,050              2,029
  Kelly Services, Inc. Class A                                 92,500              2,025
* Pegasus Solutions Inc.                                      142,550              2,024
  NBT Bancorp, Inc.                                           139,686              2,024
* Dollar Thrifty Automotive
   Group, Inc.                                                130,100              2,017
* The Dress Barn, Inc.                                         80,600              2,016
  Russell Corp.                                               134,125              2,013
* MSCI, Inc.                                                  85,600               2,007
* Zoll Medical Corp.                                          51,500               2,005
  SWS Group, Inc.                                             78,693               2,003
  PS Business Parks, Inc. REIT                                63,400               1,997
  Albany International Corp.                                  91,484               1,985
  Franklin Electric, Inc.                                     24,200               1,984
* SERENA Software, Inc.                                       91,200               1,983
  Walter Industries, Inc.                                     175,200              1,982
  Kaman Corp. Class A                                         127,000              1,981
  Mine Safety Appliances Co.                                  49,300               1,979
* Genta Inc.                                                  138,600              1,972

                                                                              23
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
====================================================================================================================
                                                                                  Market
                                                                                  Value*
Small-Cap Index Fund                                           Shares              (000)
-----------------------------------------------------------------------------------------------------------------
* Heidrick & Struggles
   International, Inc.                                        108,600              1,971
  Lance, Inc.                                                 137,607              1,966
* SPS Technologies, Inc.                                       56,200              1,963
* The Yankee Candle
   Company, Inc.                                               86,500              1,960
  Bedford Property
   Investors, Inc. REIT                                        87,100              1,960
* Caliper Technologies Corp.                                  125,400              1,957
  Central Parking Corp.                                        99,500              1,954
* The Gymboree Corp.                                          163,800              1,954
  Nash-Finch Co.                                               62,800              1,953
* Pre-Paid Legal Services, Inc.                                89,100              1,951
  Anchor Bancorp Wisconsin Inc.                               109,800              1,948
  AMLI Residential Properties
   Trust REIT                                                  77,200              1,947
* Three-Five Systems, Inc.                                    122,300              1,946
* Esterline Technologies Corp.                                121,500              1,945
* Speedway Motorsports, Inc.                                   76,700              1,939
* ArQule, Inc.                                                114,000              1,938
* Martek Biosciences Corp.                                     89,000              1,936
* Sotheby's Holdings Class A                                  116,500              1,935
  Independent Bank Corp.                                      69,530               1,933
* ProBusiness Services, Inc.                                  102,500              1,927
* Echelon Corp.                                               136,000              1,926
* Ultratech Stepper, Inc.                                     116,400              1,923
  Hudson River Bancorp. Inc.                                  87,400               1,914
* Paxson Communications Corp.                                 182,800              1,910
* Houston Exploration Co.                                     56,800               1,907
* Rudolph Technologies, Inc.                                  55,500               1,905
* The Wet Seal, Inc. Class A                                  80,850               1,904
  Tennant Co.                                                 51,300               1,903
* General Communication, Inc.                                 223,100              1,903
* Learning Tree International, Inc.                            68,000              1,897
* Gardner Denver Inc.                                          84,800              1,893
  First Sentinel Bancorp Inc.                                 151,140              1,892
  Hancock Holding Co.                                          43,907              1,890
* Financial Federal Corp.                                      60,450              1,889
  NUI Corp.                                                    79,700              1,889
* Integrated Silicon Solution, Inc.                           154,200              1,887
  Suffolk Bancorp                                              34,400              1,877
* Digene Corp.                                                 63,500              1,873
* First Horizon
   Pharmaceutical Corp.                                        63,700              1,872
  Student Loan Corp.                                           23,200              1,870
* Corinthian Colleges, Inc.                                    45,600              1,865
  IRT Property Co. REIT                                       175,698              1,862
  First Financial Bankshares, Inc.                             61,787              1,860
  First Financial Holdings, Inc.                               76,900              1,859
* Universal Compression
   Holdings, Inc.                                              63,000              1,858
* Intrado Inc.                                                 69,300              1,857
* Atwood Oceanics, Inc.                                        53,200              1,854

* Systems & Computer
   Technology Corp.                                           179,300              1,854
* Molecular Devices Corp.                                      88,700              1,851
* Robert Mondavi Corp. Class A                                 48,700              1,851
* Per-Se Technologies, Inc.                                   171,916              1,848
* Nautica Enterprises, Inc.                                   144,414              1,847
* Knight Transportation, Inc.                                  98,175              1,844
  PFF Bancorp, Inc.                                            66,700              1,841
* Sipex Corp.                                                 143,100              1,839
* Alliance Semiconductor Corp.                                152,100              1,837
  Applied Industrial
   Technology, Inc.                                            98,400              1,835
* Artesyn Technologies, Inc.                                  197,056              1,835
* Orasure Technologies, Inc.                                  150,800              1,832
* Parker Drilling Co.                                         496,300              1,831
* FTI Consulting, Inc.                                         55,800              1,830
* Integra LifeSciences Holdings                                69,300              1,825
  PMA Capital Corp. Class A                                    94,411              1,822
* Offshore Logistics, Inc.                                    102,500              1,820
* Cognizant Technology
   Solutions Corp.                                             44,400              1,820
* Peregrine Pharmaceuticals, Inc.                             529,100              1,815
* Pericom Semiconductor Corp.                                 124,900              1,811
* Bright Horizons Family
   Solutions, Inc.                                             64,700              1,811
* IDT Corp. CLass B                                           108,800              1,807
* RadiSys Corp.                                                91,800              1,805
* Wilson Greatbatch
   Technologies, Inc.                                          49,900              1,801
* Moog Inc.                                                    82,450              1,797
* US Unwired Inc.                                             176,400              1,796
* MTR Gaming Group Inc.                                       112,100              1,794
* Duane Reade Inc.                                             59,000              1,791
* Electroglas, Inc.                                           121,200              1,790
* RailAmerica, Inc.                                           123,700              1,789
  Lexington Corporate Properties
   Trust REIT                                                 115,400              1,789
* BioMarin Pharmaceutical Inc.                                132,900              1,786
* CoStar Group, Inc.                                           74,220              1,782
* Sequenom, Inc.                                              165,600              1,767
* Federal Agricultural
   Mortgage Corp.                                              43,600              1,766
* The Profit Recovery Group
   International, Inc.                                        216,550              1,765
* Ocwen Financial Corp.                                       208,100              1,765
  Wabtec Corp.                                                143,456              1,765
* Lightbridge, Inc.                                           145,193              1,764
* Intuitive Surgical, Inc.                                    175,800              1,763
  Alabama National
   BanCorporation                                              52,300              1,763
  National Health Investors REIT                              119,000              1,761
* Pharmacopeia, Inc.                                          126,600              1,758
* EMCORE Corp.                                                130,600              1,757
* Hovnanian Enterprises Class A                                82,500              1,756

24
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
====================================================================================================================
                                                                                  Market
                                                                                  Value*
                                                               Shares              (000)
--------------------------------------------------------------------------------------------------------------------
* Vastera, Inc.                                               105,600              1,754
* O'Charley's Inc.                                             94,700              1,753
  Pennsylvania REIT                                            75,500              1,752
* Crown Cork & Seal Co., Inc.                                 688,900              1,750
* MedQuist, Inc.                                               59,711              1,747
  Senior Housing Properties
   Trust REIT                                                 125,500              1,746
  Community Bank System, Inc.                                  66,600              1,745
* Silicon Laboratories Inc.                                    51,700              1,743
* Universal American
   Financial Corp.                                            256,600              1,742
  Tredegar Corp.                                               91,700              1,742
* Ivex Packaging Corp.                                         91,500              1,739
  Burlington Coat Factory
   Warehouse Corp.                                            103,440              1,738
* deCODE Genetics, Inc.                                       177,200              1,737
  Dimon Inc.                                                  241,000              1,735
  Chemed Corp.                                                 51,100              1,732
  R.L.I. Corp.                                                 38,350              1,726
  First Financial Corp.                                        39,300              1,723
* Triarc Cos., Inc. Class A                                    70,800              1,720
  Mid-America Bancorp                                          51,959              1,720
* Advanced Tissue Sciences Inc.                               394,300              1,719
* MB Financial, Inc.                                           63,195              1,718
* Possis Medical Inc.                                          98,500              1,716
  Town & Country Trust REIT                                    81,800              1,710
* Alloy, Inc.                                                  79,300              1,707
  American Woodmark Corp.                                      31,700              1,704
* Guilford Pharmaceuticals, Inc.                              141,900              1,703
* Acclaim Entertainment Inc.                                  320,900              1,701
  Talx Corp.                                                   67,970              1,698
* PRAECIS Pharmaceuticals Inc.                                290,800              1,692
  Glacier Bancorp, Inc.                                       81,200               1,691
* The Children's Place Retail
   Stores, Inc.                                                62,000              1,683
  Connecticut Bancshares, Inc.                                 65,100              1,683
* Theragenics Corp.                                           170,300              1,679
* Steel Dynamics, Inc.                                        144,500              1,678
* Net.B@nk, Inc.                                              159,600              1,673
* Kana Software, Inc.                                          85,648              1,667
  AREA Bancshares Corp.                                        85,600              1,667
  Rollins, Inc.                                                83,300              1,666
  Vesta Insurance Group, Inc.                                 207,700              1,662
  RFS Hotel Investors, Inc. REIT                              145,400              1,655
* Telik, Inc.                                                 122,500              1,654
  M/I Schottenstein Homes, Inc.                                33,200              1,652
* Shuffle Master, Inc.                                        105,380              1,651
* The TriZetto Group, Inc.                                    125,800              1,650
* VidaMed, Inc.                                               209,900              1,641
  Entertainment Properties
   Trust REIT                                                  84,800              1,641
  Landry's Restaurants, Inc.                                   87,900              1,639
* Proton Energy Systems, Inc.                                 197,900              1,633
* Texas Biotechnology Corp.                                   250,400              1,628
* NCI Building Systems, Inc.                                   91,700              1,623
* NeoPharm, Inc.                                               64,740              1,622
* Remington Oil & Gas Corp.                                    93,700              1,621
  Pacific Northwest Bancorp                                    79,200              1,620
* La Jolla Pharmaceutical Co.                                 181,100             1,619
  Carbo Ceramics Inc.                                          41,300              1,617
* Avid Technology, Inc.                                       133,100              1,617
* Roxio, Inc.                                                  97,500              1,614
* BankUnited Financial Corp.                                  108,500              1,611
  North Pittsburgh Systems, Inc.                               87,000              1,610
  Advanced Marketing Services                                  87,850              1,603
* AXT, Inc.                                                   111,000              1,602
* Versicor, Inc.                                               78,700              1,602
  Curtiss-Wright Corp.                                         33,500              1,600
* Luminex Corp.                                                94,300              1,599
* Genuity Inc.                                              1,012,000              1,599
  Universal Health Realty
   Income REIT                                                 68,000              1,598
* NaPro BioTherapeutics, Inc.                                 140,100              1,597
* Rightchoice Managed
   Care, Inc.                                                  22,800              1,596
  Spartech Corp.                                               77,600              1,595
  Calgon Carbon Corp.                                         190,800              1,593
* SpeechWorks International Inc.                              141,600              1,593
  Strayer Education, Inc.                                      32,650              1,591
  Parkway Properties Inc. REIT                                 47,900              1,590
* SeeBeyond Technology Corp.                                  163,800              1,589
  The Stride Rite Corp.                                       242,500              1,588
* Global Sports, Inc.                                          79,600              1,588
* Trammell Crow Co.                                           135,450              1,585
* Proxim, Inc.                                                159,607              1,583
  F & M Bancorp                                                62,159              1,582
* Presstek, Inc.                                              172,500              1,582
* Forrester Research, Inc.                                     78,500              1,581
* ScanSource, Inc.                                             33,200              1,580
* Mattson Technology, Inc.                                    179,200              1,579
* Cadiz Inc.                                                  196,500              1,576
  Russ Berrie and Co., Inc.                                    52,500              1,575
* Seitel, Inc.                                                115,600              1,572
* Ventana Medical Systems, Inc.                                69,500              1,572
  Landauer, Inc.                                               46,400              1,571
  Deltic Timber Corp.                                          57,300              1,570
* SpectraLink Corp.                                            91,600              1,569
* Phoenix Technologies Ltd.                                   134,700              1,568
  BankAtlantic Bancorp, Inc.
   Class A                                                    170,766              1,568
* Pure Resources, Inc.                                         77,900              1,566
  Penn Virginia Corp.                                          45,900              1,565
* Energy Conversion Devices, Inc.                              82,500              1,565
* Fossil, Inc.                                                 74,500              1,565
  Arctic Cat, Inc.                                             92,000              1,564
* NTELOS Inc.                                                 100,700              1,560
  Kramont Realty Trust REIT                                   106,800              1,559
* The Ackerley Group, Inc.                                     89,100              1,559

======================================================================= =============================================
                                                                                   Market
                                                                                   Value*
Small-Cap Index Fund                                           Shares              (000)
---------------------------------------------------------------------------------------------------------------------
* Western Multiplex Corp.                                     288,690              1,559
* Headwaters Inc.                                             136,000              1,559
  Methode Electronics, Inc.
   Class A                                                    194,600              1,557
* 7-Eleven, Inc.                                              132,900              1,556
* Penwest Pharmaceuticals Co.                                  77,600              1,556
  Independent Bank Corp.                                       72,400              1,556
* First Consulting Group, Inc.                                 99,400              1,556
* Clark/Bardes Inc.                                            61,600              1,554
* Young Broadcasting Inc.                                      86,500              1,553
  EDO Corp.                                                    58,700              1,553
  Brown Shoe Company, Inc.                                     95,600              1,553
  Sterling Financial Corp.                                     63,700              1,552
  Omnova Solutions Inc.                                       227,800              1,549
* Finish Line, Inc.                                           101,100              1,546
  West Pharmaceutical
   Services, Inc.                                              58,094              1,545
* TRC Cos., Inc.                                               30,900              1,545
* AFC Enterprises, Inc.                                        54,400              1,544
* Local Financial Corp.                                       110,300              1,543
  First Merchants Corp.                                        64,145              1,541
* BE Avionics Inc.                                            167,700              1,538
* Sonosite, Inc.                                               59,800              1,536
  Berry Petroleum Class A                                      97,600              1,532
* CoorsTek, Inc.                                               48,100              1,532
  Lone Star Steakhouse &
   Saloon, Inc.                                               103,200              1,530
  Omega Financial Corp.                                        47,500              1,527
  First Source Corp.                                           73,756              1,527
  Tompkins County Trustco, Inc.                                37,900              1,525
  U.S. Restaurant
   Properties, Inc. REIT                                      104,600              1,525
* Penn National Gaming, Inc.                                   50,200              1,523
* Casella Waste Systems, Inc.                                 102,600              1,520
  Cato Corp. Class A                                           80,300              1,518
* ICU Medical, Inc.                                            34,100              1,517
* Southwestern Energy Co.                                     145,900              1,517
  Haverty Furniture Cos., Inc.                                 91,600              1,516
  JP Realty Inc. REIT                                          63,500              1,511
* Ultimate Electronics, Inc.                                   50,200              1,506
* Isle of Capri Casinos, Inc.                                 112,500              1,505
  Conestoga Enterprises, Inc.                                  46,800              1,495
* AnswerThink Consulting
   Group, Inc.                                                228,500              1,492
  SCPIE Holdings Inc.                                          51,000              1,492
* ShopKo Stores, Inc.                                         156,300              1,485
  Cubic Corp.                                                  28,900              1,484
* HotJobs.com Ltd.                                            142,800              1,484
  First Federal Capital Corp.                                  94,500              1,484
* The Medicines Co.                                           127,700              1,480
  Analogic Corp.                                               38,400              1,479
* Viewpoint Corp.                                             217,100              1,478
  Sterling Bancorp                                             50,580              1,477
* WFS Financial, Inc.                                          61,466              1,476
* Playtex Products, Inc.                                      151,300              1,475
* American Physicians
   Capital, Inc.                                               67,774              1,474
* Spectrasite Holdings, Inc.                                  410,000              1,472
* Pemstar Inc.                                                122,600              1,471
* Silgan Holdings, Inc.                                        56,000              1,465
  ChemFirst Inc.                                               61,100              1,465
* UNOVA, Inc.                                                 252,400              1,464
  Interface, Inc.                                             260,300              1,460
  Fidelity Bankshares, Inc.                                    91,400              1,460
* Avanir Pharmaceuticals Cl-A                                 342,600              1,459
  Farmers Capital Bank Corp.                                   39,700              1,456
* Factory 2-U Stores Inc.                                      72,600              1,455
* First Republic Bank                                          60,200              1,454
  Ameron International Corp.                                   21,000              1,453
  CT Communications, Inc.                                      87,900              1,451
* TETRA Technologies, Inc.                                     69,000              1,446
  Milacron Inc.                                                91,377              1,445
* American Superconductor Corp.                               117,600              1,442
  Dover Downs
   Entertainment, Inc.                                         94,000              1,438
* Buckeye Technology, Inc.                                    124,900              1,436
* Triad Guaranty, Inc.                                         39,500              1,433
  Phillips-Van Heusen Corp.                                   131,000              1,428
  Interpool, Inc.                                              74,150              1,427
  First Place Financial Corp.                                  90,600              1,427
* Therma-Wave Inc.                                             95,200              1,420
  McGrath Rent Corp.                                           37,800              1,418
  LSI Industries Inc.                                          81,300              1,415
* Endo Pharmaceuticals
   Holdings, Inc.                                             121,165              1,414
* Stewart Information
   Services Corp.                                              71,500              1,412
* Nuance Communications Inc.                                  154,900              1,410
* Impax Laboratories, Inc.                                    104,500              1,404
  The Marcus Corp.                                             99,200              1,404
* Citizens, Inc.                                              110,900              1,403
* National Western Life
   Insurance Co. Class A                                       12,600              1,401
* Vical, Inc.                                                 114,400              1,400
  Cascade Natural Gas Corp.                                    63,500              1,400
* Titan Pharmaceuticals, Inc.                                 142,700              1,400
* Steak n Shake Company                                       126,799              1,400
  The Standard Register Co.                                    75,500              1,399
* Xicor, Inc.                                                 125,800              1,396
* aai Pharma, Inc.                                             55,400              1,394
  Universal Forest Products, Inc.                              66,500              1,392
* Atlas Air Worldwide
   Holdings, Inc.                                              95,000              1,392
  Ryerson Tull, Inc.                                          126,147              1,388
* Rent-A-Center, Inc.                                          41,300              1,386
* SuperGen, Inc.                                               96,800              1,386
* Amerco, Inc.                                                 73,620              1,386
  Standex International Corp.                                  63,700              1,385

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
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                                                                                  Market
                                                                                  Value*
                                                               Shares              (000)
----------------------------------------------------------------------------------------
First Community
   Bancshares, Inc.                                            47,000              1,385
  Equity Inns, Inc. REIT                                      209,200              1,385
  Community Trust Bancorp Inc.                                 58,300              1,385
* AVANT
   Immunotherapeutics, Inc.                                   345,000              1,383
* Magnum Hunter Resources Inc.                                166,100              1,379
  Watsco, Inc.                                                 97,050              1,378
* ChipPAC, Inc.                                               185,700              1,378
* Universal Electronics, Inc.                                  80,000              1,377
* Antigenics, Inc.                                             83,800              1,374
  CNA Surety Corp.                                             88,600              1,373
* Key Production Company, Inc.                                 80,700              1,372
* FSI International, Inc.                                     148,600              1,370
* Zomax Inc.                                                  171,200              1,368
* Skechers U.S.A., Inc.                                        93,500              1,367
  Sturm, Ruger & Co., Inc.                                    114,000              1,366
* Cytogen Corp.                                               453,700              1,366
* Gabelli Asset Management Inc.                                31,600              1,365
  Engineered Support
   Systems, Inc.                                               39,882              1,364
* Renaissance Learning, Inc.                                   44,700              1,362
* National Processing, Inc.                                    41,900              1,362
  Thor Industries, Inc.                                        36,600              1,356
* American Axle &
   Manufacturing Holdings, Inc.                                63,400              1,355
* CSK Auto Corp.                                              136,200              1,355
* Endocare, Inc.                                               75,400              1,352
* Chordiant Software, Inc.                                    170,500              1,349
  Wintrust Financial Corp.                                     44,109              1,348
* ABIOMED, Inc.                                                85,000              1,345
* PLATO Learning, Inc.                                         80,866              1,343
* Orchid Biosciences                                          243,700              1,340
  New England Business
   Service, Inc.                                               69,900              1,339
* Avigen, Inc.                                                116,200              1,337
* Playboy Enterprises, Inc.
   Class B                                                     79,100              1,336
  Connecticut Water
   Services, Inc.                                              45,150              1,335
* Spartan Stores, Inc.                                        111,600              1,335
* J. Jill Group, Inc.                                          61,900              1,333
  Brush Engineered
   Materials Inc.                                              93,200              1,327
* Somera Communications, Inc.                                 175,700              1,327
* Nortek, Inc.                                                 47,500              1,325
* Zygo Corp.                                                   83,300              1,324
  Pope & Talbot, Inc.                                          92,900              1,324
* Illumina, Inc.                                              112,450              1,322
* TBC Corp.                                                    98,500              1,319
* SCM Microsystems, Inc.                                       89,955              1,317
* Conceptus, Inc.                                              55,800              1,317
  Washington Trust Bancorp, Inc.                               69,300              1,317
* Keynote Systems Inc.                                        140,800              1,316
  GBC Bancorp                                                  44,600              1,316
* Hydrill Co.                                                  74,600              1,315
* Sinclair Broadcast Group, Inc.                              139,000              1,315
  United Community
   Financial Corp.                                            182,300              1,313
  AAR Corp.                                                   145,500              1,311
  Saul Centers, Inc. REIT                                      61,400              1,311
  Zenith National Insurance Corp.                              46,900              1,310
* United Natural Foods, Inc.                                   52,400              1,310
* Merix Corp.                                                  75,900              1,309
* Kroll Inc.                                                   86,700              1,309
* Inspire Pharmaceuticals, Inc.                                92,900              1,309
  Kansas City Life Insurance Co.                               35,260              1,308
* Information Resources, Inc.                                 157,600              1,308
* Caminus Corp.                                                56,800              1,306
* Guitar Center, Inc.                                          95,700              1,305
* Arena Pharmaceuticals, Inc.                                 108,200              1,302
* AMC Entertainment, Inc.                                     108,300              1,300
  Watts Industries Class A                                     86,500              1,298
* Biosite Inc.                                                 70,500              1,295
  Peoples Holding Co.                                          35,000              1,295
* Actuate Software Corp.                                      245,400              1,293
  Simmons First National                                       40,200              1,292
  CityBank Lynnwood WA                                         53,900              1,291
* XM Satellite Radio Holdings, Inc.                            70,300              1,291
* Indus International, Inc.                                   176,800              1,291
* Actrade Financial
   Technologies, Ltd.                                          43,700              1,287
  Innkeepers USA Trust REIT                                   131,300              1,287
  Mississippi Valley
   Bancshares, Inc.                                            32,700              1,282
  West Coast Bancorp                                           92,000              1,281
  Old Second Bancorp, Inc.                                     32,470              1,280
* Covanta Energy Corp.                                        283,100              1,280
* MIPS Technologies, Inc. Class B                             160,217              1,279
* Acacia Research Corp.                                       115,390              1,277
* Advanced Neuromodulation
   Systems, Inc.                                               36,200              1,276
  Aaron Rents, Inc. Class B                                    78,200              1,275
* DigitalThink, Inc.                                          118,000              1,274
* Standard Microsystem                                        82,000               1,273
* PLX Technology, Inc.                                        100,600              1,269
  USG Corp.                                                   221,600              1,268
* Biopure Corp.                                                89,200              1,268
* Astec Industries, Inc.                                       87,600              1,267
* Array BioPharma Inc.                                         85,100              1,265
* Durect Corp.                                                109,100              1,264
* Aphton Corp.                                                 86,600              1,264
  BSB Bancorp, Inc.                                            53,250              1,263
  Myers Industries, Inc.                                       92,323              1,260
* Allen Telecom Inc.                                          148,160              1,259
  Farmer Brothers, Inc.                                         4,750              1,259
  CFS Bancorp, Inc.                                            87,700              1,258
* Navigant Consulting, Inc.                                   228,400              1,256

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
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                                                                                  Market
                                                                                  Value*
Small-Cap Index Fund                                           Shares              (000)
-----------------------------------------------------------------------------------------------

Herbalife International Class A                                88,200              1,254
* FalconStor Software, Inc.                                   138,300              1,253
  Bank of Granite Corp.                                        63,363              1,253
* Neurogen Corp.                                               71,600              1,252
* Urologix, Inc.                                               62,400              1,251
  Hickory Tech Corp.                                           73,700              1,249
  United Industrial Corp.                                      74,500              1,248
* IDX Systems Corp.                                            95,880              1,247
* MetaSolv, Inc.                                              158,900              1,247
  Advanta Corp. Class A                                       125,480              1,247
* Planar Systems, Inc.                                         59,100              1,247
* Labor Ready, Inc.                                           243,986              1,247
* Active Power, Inc.                                          183,200              1,246
* Mesa Air Group Inc.                                         165,500              1,245
* CDI Corp.                                                    65,500              1,245
* DuPont Photomasks, Inc.                                      28,600              1,243
  CPB, Inc.                                                    42,200              1,241
* CorVel Corp.                                                 37,800              1,238
  Gold Banc Corp., Inc.                                       173,800              1,236
* Aspect Communications Corp.                                 318,000              1,234
* Sykes Enterprises, Inc.                                     131,900              1,232
* Nuevo Energy Co.                                             82,100              1,232
* Range Resources Corp.                                       270,500              1,231
  K-Swiss, Inc.                                                37,000              1,230
  Hancock Fabrics, Inc.                                        93,500              1,230
* SBS Technologies, Inc.                                       84,300              1,228
* Register.com, Inc.                                          106,800              1,228
* Embarcadero Technologies, Inc.                               50,600              1,225
* ViaSat, Inc.                                                 78,200              1,220
* Aether Systems, Inc.                                        132,400              1,218
  Crossman Communities, Inc.                                   36,900              1,218
* Novavax, Inc.                                                86,300              1,217
* Internet Capital Group, Inc.                              1,004,800              1,216
* City Holding Co.                                            100,800              1,214
  Bel Fuse, Inc.- Class B                                      48,300              1,210
* Del Monte Foods Co.                                         141,800              1,207
  Reckson Associates Realty
   Corp. Class B REIT                                          47,256              1,206
  MTS Systems Corp.                                           119,000              1,203
* Dyax Corp.                                                  109,600              1,202
  UNB Corp.                                                    64,700              1,200
* Vasomedical, Inc.                                           324,000              1,199
* Wackenhut Corp.                                              48,300              1,198
* Stein Mart, Inc.                                            143,200              1,197
* Prima Energy Corp.                                           54,950              1,195
  Mid Atlantic Realty Trust REIT                               76,800              1,194
* Silicon Image, Inc.                                         317,400              1,193
  Capstead Mortgage
   Corporation                                                 50,700              1,191
* Portal Software, Inc.                                       569,900              1,185
* Daisytek International Corp.                                 89,900              1,184
* Championship Auto
   Racing Teams, Inc.                                          73,500              1,183
  CCBT Financial Cos. Inc.                                     50,100              1,182
* Buca, Inc.                                                   72,900              1,182
* DVI, Inc.                                                    68,600              1,180
* Watson Wyatt &
   Company Holdings                                            54,100              1,179
* RTI International Metals                                    118,400              1,178
  Centex Construction
   Products,Inc.                                               36,700              1,176
* Insignia Financial Group, Inc.                              108,900              1,176
* 3Tec Energy Corp.                                            84,000              1,176
  Lindsay Manufacturing Co.                                    60,595              1,173
  First Indiana Corp.                                          53,420              1,170
* Applied Molecular Evolution                                  94,950              1,169
  A.O. Smith Corp.                                             59,900              1,168
* Vans, Inc.                                                   91,500              1,166
* Boyd Gaming Corp.                                           179,100              1,164
  State Auto Financial Corp.                                   71,500              1,161
* MapInfo Corp.                                                73,950              1,160
  Glatfelter                                                   74,200              1,156
* JNI Corp.                                                   139,100              1,156
  Community Banks, Inc.                                        42,700              1,153
* Dobson Communications Corp.                                 134,900              1,152
* Trans World
   Entertainment Corp.                                        151,250              1,150
* Digimarc Corp.                                               61,800              1,148
* CardioDynamics
   International Corp.                                        173,400              1,146
* Centillium Communications, Inc.                             145,800              1,146
* Crown Media Holdings, Inc.                                  101,400              1,145
* Sierra Health Services                                      140,900              1,141
* EPIQ Systems, Inc.                                           58,950              1,141
* Aware, Inc.                                                 137,300              1,140
  Skyline Corp.                                                35,300              1,138
  Flushing Financial Corp.                                     63,900              1,137
* Salem Communications Corp.                                   49,400              1,136
* Universal Access Global
   Holdings Inc.                                              242,100              1,135
* Trendwest Resorts, Inc.                                      44,800              1,134
  Penn Engineering &
   Manufacturing Corp.                                         67,700              1,134
* QRS Corp.                                                    80,400              1,134
* Saga Communications, Inc.                                    54,700              1,132
  Mission West
   Properties Inc. REIT                                        88,900              1,131
  Cash America International Inc.                             133,012              1,131
* New Focus, Inc.                                             296,200              1,129
  Investors Real Estate
                           Trust REIT                         119,900              1,127
  Oriental Financial Group Inc.                                60,566              1,127
  Great Lakes, Inc. REIT                                       70,400              1,126
* Cell Pathways, Inc.                                         161,800              1,126
  Valmont Industries, Inc.                                     77,700              1,124
* Artisan Components, Inc.                                     71,000              1,122
* infoUSA Inc.                                                161,600              1,122
  Westcorp, Inc.                                               60,044              1,121

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
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                                                                                  Market
                                                                                  Value*
                                                               Shares              (000)
-------------------------------------------------------------------------------------------------------------------
* Kendle International Inc.                                    55,600              1,121
* PolyMedica Corp.                                             67,500              1,121
  First Essex Bancorp, Inc.                                    39,700              1,119
  Financial Institutions, Inc.                                 47,700              1,116
  Semco Energy Inc.                                           103,385              1,111
  Brookline Bancorp, Inc.                                      67,600              1,111
  Second Bancorp, Inc.                                         51,200              1,106
  BEI Technologies, Inc.                                       63,400              1,106
* Corvas International, Inc.                                  168,400              1,103
* Electro Rent Corp.                                           85,458              1,102
* Genzyme Corp.-
   Genzyme Biosurgery                                         207,121              1,100
  Vital Signs, Inc.                                            31,500              1,099
  OceanFirst Financial Corp.                                   45,500              1,099
* Red Hat, Inc.                                               154,500              1,097
* McAfee.com Corp.                                             32,300              1,095
* Concord Camera Corp.                                        138,200              1,095
* dELiA*s Inc.                                                176,500              1,094
* Curis, Inc.                                                 195,000              1,094
  Umpqua Holdings Corp.                                        81,000              1,094
  Getty Realty Holding Corp.                                   58,000              1,093
  FBL Financial Group, Inc.
   Class A                                                     65,411              1,091
  S.Y. Bancorp, Inc.                                          32,700               1,089
* TriPath Imaging, Inc.                                       144,500              1,088
* Art Technology Group, Inc.                                  312,600              1,088
* Sports Resorts
   International, Inc.                                        140,700              1,085
  Gorman-Rupp Co.                                              40,400              1,085
* Symmetricom Inc.                                            142,500              1,084
* Trico Marine Services, Inc.                                 143,500              1,083
  Central Vermont Public
   Service Corp.                                               64,800              1,082
  BancFirst Ohio Corp.                                         44,800              1,082
* U.S. Industries, Inc.                                       422,300              1,081
  Cleveland-Cliffs Iron Co.                                    59,000              1,080
* Rainbow Technologies, Inc.                                  145,700              1,078
* Oplink Communications, Inc.                                 569,100              1,073
  Riggs National Corp.                                         76,000              1,062
* Brightpoint, Inc.                                           336,825              1,058
  RPC Inc.                                                     59,900              1,057
* Encompass Services Corp.                                    364,345              1,057
  Century Aluminum Co.                                         79,000              1,055
* Octel Corp.                                                  58,600              1,055
* Integral Systems, Inc.                                       54,732              1,054

  Lakeland Bancorp, Inc.                                       64,365              1,049
* Bell Microproducts Inc.                                      83,000              1,047
  Robbins & Myers, Inc.                                        44,678              1,046
* Urban Outfitters, Inc.                                       43,100              1,040
* Midwest Express Holdings, Inc.                               71,200              1,040
* ParkerVision, Inc.                                           49,500              1,040
  Commonwealth Bancorp                                         46,900              1,039
  Coachmen Industries, Inc.                                    86,300              1,036
* 4Kids Entertainment Inc.                                     51,700              1,036
  First Busey Corp.                                            48,200              1,035
* Magnatek                                                    114,900              1,035
  Oneida Ltd.                                                  79,535              1,030
* Century Business Services, Inc.                             447,400              1,029
* NMS Communications Corp.                                    212,900              1,026
* Aclara Biosciences, Inc.                                    202,300              1,026
  U.S.B. Holding Co., Inc.                                     60,700              1,023
  Banner Corp.                                                 60,200              1,018
  R & G Financial Corp. Class B                                59,300              1,016
* BKF Capital Group, Inc.                                      35,400              1,016
* Maxim Pharmaceuticals, Inc.                                 147,100              1,015
* Movie Gallery, Inc.                                          41,600              1,013
  Caraustar Industries, Inc.                                  146,000              1,012
* II-VI, Inc.                                                  58,650              1,011
* Energy Partners, LTD.                                       133,600              1,009
  Fisher Communications, Inc.                                  22,900              1,008
  Midas Inc.                                                   87,400              1,005
  Port Financial Corp.                                         38,500              1,004
* Avanex Corp.                                                170,100              1,004
  Seacoast Banking Corp. of
   Florida Class A                                             21,600              1,002
* PDI, Inc.                                                    44,900              1,002
* Insurance Auto Auctions, Inc.                                69,000              1,001
* Semitool, Inc.                                               86,800                996
  United Fire & Casualty Co.                                   34,800                996
  Baldwin & Lyons, Inc. Class B                                38,900                996
* Columbia Banking System, Inc.                                76,231                995
* Kadant Inc.                                                  68,600                995
  Southern Peru Copper Corp.                                   83,200                994
* Genencor International Inc.                                  62,200                993
  Gerber Scientific, Inc.                                     106,700                992
  Arrow Financial Corp.                                        33,985                992
  Wabash National Corp.                                       126,900                990
  Woodhead Industries, Inc.                                    62,300                989
  First Niagara Financial
   Group, Inc.                                                 58,700                988
* Radiant Systems, Inc.                                        85,900                988
* Tejon Ranch Co.                                              41,299                987
  Bank Mutual Corp.                                            64,620                987
* AVI BioPharma, Inc.                                          90,300                986
  Garan, Inc.                                                  23,200                986
* Kos Pharmaceuticals, Inc.                                    28,400                983
* Dendreon Corp.                                               97,300                980
  Capital City Bank Group, Inc.                                40,400                979
* Celeritek, Inc.                                              73,100                97
* United Therapeutics Corp.                                    93,800                976
* SPSS, Inc.                                                   55,000                976
* Bone Care International, Inc.                                56,900                975
  Redwood Trust, Inc. REIT                                     40,200                974
  St. Francis Capital Corp.                                    42,100                974
* Packeteer, Inc.                                             132,100                974
  SJW Corp.                                                    11,400                972
  Holly Corp.                                                  50,500                972

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
====================================================================================================================
                                                                                  Market
                                                                                  Value*
Small-Cap Index Fund                                           Shares              (000)
-----------------------------------------------------------------------------------------------------------------
Crown American Realty
   Trust REIT                                                 124,500                971
* Chiles Offshore, Inc.                                        48,500                965
* Clarent Corp.                                               179,600                964
* Centra Software, Inc.                                       120,500                964
* Mastec Inc.                                                 138,400                962
  Santander BanCorp                                            49,490                961
* Integrated Electrical
   Services, Inc.                                             187,400                959
* Consolidated Graphics, Inc.                                  49,800                959
* Syntroleum Corp.                                            134,900                958
  UniFirst Corp.                                               42,300                954
* Geron Corp.                                                 109,500                953
  Iberia Bank Corp.                                            34,200                948
  Midland Co.                                                  21,600                946
  Irwin Financial Corp.                                        55,500                944
  Rock-Tenn Co.                                                65,460                943
* Sequa Corp. Class A                                          19,800                941
* Wild Oats Markets Inc.                                       94,700                940
* Right Management
   Consultants, Inc.                                           54,300                939
* Lynch Interactive Corp.                                      13,600                938
* Encore Wire Corp.                                            76,700                928
* Resources Connection, Inc.                                   35,200                927
* LodgeNet Entertainment Corp.                                 54,140                925
* Nu Horizons Electronics Corp.                                89,900                924
  Pennfed Financial Services, Inc.                             37,200                923
* Research Frontiers, Inc.                                     55,000                922
* EXE Technologies, Inc.                                      181,000                921
  Standard Commercial
   Tobacco Co.                                                 55,800                921
* Applica Inc.                                                102,167                921
* Option Care, Inc.                                            46,900                917
  Main Street Banks, Inc.                                      55,900                917
  Movado Group, Inc.                                           47,700                916
* Cole National Corp. Class A                                  55,200                914
* Internap Network
   Services Corp.                                             785,100                911
* Startek, Inc.                                                47,900                908
  Centennial Bancorp                                          122,961                907
* Genome Therapeutics Corp.                                   133,100                906
* Covansys Corp.                                              101,100                905
* Tuesday Morning Corp.                                        50,000                905
  Prosperity Bancshares, Inc.                                  33,500                904
* Pharmacyclics, Inc.                                          90,900                904
* MEMC Electronic Materials, Inc.                             254,400                903
  Middlesex Water Co.                                          26,600                902
* Wireless Facilities, Inc.                                   133,900                901
* OTG Software, Inc.                                           90,100                901
  AMCOL International Corp.                                   124,650                897
* Elizabeth Arden, Inc.                                        58,600                895
  Pilgrim's Pride Corp.                                        65,900                893
* World Wrestling Federation
   Entertainment, Inc.                                         67,700                890
* Dril-Quip, Inc.                                              36,800                887
  Quaker Chemical Corp.                                        43,000                886
  Great Southern Bancorp, Inc.                                 28,900                881
* Flow International Corp.                                     71,100                880
* Kforce Inc.                                                 139,657                878
* Synplicity, Inc.                                             65,040                877
* Key3Media Group, Inc.                                       164,600                877
* Meritage Corp.                                               17,100                877
* Comstock Resources, Inc.                                    125,200                876
  HEICO Corp.                                                  58,100                876
  Stepan Co.                                                   36,000                874
* Esperion Therapeutics, Inc.                                 118,900                874
* Lydall, Inc.                                                 86,800                868
* Rural Cellular Corp. Class A                                 39,000                868
* Rent-Way, Inc.                                              144,700                867
* Quicksilver Resources, Inc.                                  45,400                865
* ITXC Corp.                                                  120,200                864
* Martha Stewart Living
   Omnimedia, Inc.                                             52,500                864
* Virage Logic Corporation                                     44,900                863
* Microvision, Inc.                                            60,600                863
  Resource America, Inc.                                       92,300                862
* United Auto Group, Inc.                                      33,400                862
* Handspring, Inc.                                            127,700                861
  Ambassadors International, Inc.                              41,000                861
* Excel Technology, Inc.                                       49,400                860
* Magellan Health Services, Inc.                              135,200                859
* Dura Automotive Systems, Inc.                                78,035                858
* Boston Beer Co., Inc. Class A                                49,900                856
  WSFS Financial Corp.                                         49,229                854
* Cygnus Inc.                                                 162,300                852
  Penton Media, Inc. Class A                                  136,000                851
* Avici Systems Inc.                                          292,200                850
* Volt Information Sciences Inc.                               49,700                850
* Nanometrics Inc.                                             43,600                846
  Roanoke Electric Steel Corp.                                 61,100                843
* Boston Communications
   Group, Inc.                                                 74,000                840
* Magna Entertainment Corp. -
   Class A                                                    119,700                838
* ARIAD Pharmaceuticals, Inc.                                 157,200                838
* J & J Snack Foods Corp.                                      34,200                836
  NBC Capital Corp.                                            27,100                832
  Capital Transamerica Corp.                                   50,500                831
  N L Industries, Inc.                                         54,400                831
* WatchGuard Technologies, Inc.                               127,400                829
* Med-Design Corp.                                             42,000                827
* Supertex, Inc.                                               47,100                825
  CIRCOR International, Inc.                                   44,600                823
* Vail Resorts Inc.                                            46,400                823
* The Buckle, Inc.                                             36,800                821
* Witness Systems, Inc.                                        61,600                821
* PC-Tel, Inc.                                                 84,500                820
* Recoton Corp.                                                60,300                820
  Lawson Products, Inc.                                        31,500                819

30
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
====================================================================================================================
                                                                                  Market
                                                                                  Value*
                                                               Shares              (000)
-----------------------------------------------------------------------------------------------------------------
  First Bancorp North Carolina                                 36,200                816
* Pain Therapeutics, Inc.                                      89,100                816
* LeCroy Corp.                                                 44,800                815
* Miravant Medical Technologies                                84,800                815
  BancFirst Corp.                                              23,458                814
  National Presto Industries, Inc.                             29,300                813
  LaSalle Hotel Properties REIT                                68,800                808
* Pomeroy Computer
   Resources, Inc.                                             59,700                806
* I-STAT Corp.                                                102,100                806
* Oil States International, Inc.                               88,400                804
* Organogenesis, Inc.                                         167,591                80

  Nature's Sunshine Inc.                                       68,300                802
* Orbital Sciences Corp.                                      193,100                798
* Aviall Inc.                                                 105,500                797
* Siliconix, Inc.                                              29,000                795
* Lantronix, Inc.                                             125,790                795
* Progenics Pharmaceuticals, Inc.                              43,000                794
* Aspect Medical Systems, Inc.                                 79,300                793
* Pharmos Corp.                                               337,400                793
* America West Holdings Corp.
   Class B                                                    226,400                792
* Netro Corp.                                                 215,300                790
* SoundView Technology
   Group, Inc.                                                338,600                789
* Navigant International, Inc.                                 68,900                789
* Transgenomic, Inc.                                           71,700                789
  Boykin Lodging Co. REIT                                      98,800                787
* Building Materials Holding Corp.                             72,400                786
* PICO Holdings, Inc.                                          62,700                784
  Flagstar Bancorp, Inc.                                       38,900                783
  Associated Estates Realty
   Corp. REIT                                                  85,200                782
* Select Medical Corp.                                         48,600                781
  Northwest Bancorp, Inc.                                      68,300                781
* Closure Medical Corp.                                        33,300                778
* Regent Communications, Inc.                                 115,000                776
* Visual Networks, Inc.                                       167,884                776
* Regeneration Technologies, Inc.                              76,000                774
  X-Rite Inc.                                                  91,000                774
  German American Bancorp                                      47,775                774
* Specialty Laboratories, Inc.                                 28,100                772
* MemberWorks, Inc.                                            55,100                772
  Oxford Industries, Inc.                                      32,700                772
  NN, Inc.                                                     69,100                770
* Alexander's, Inc. REIT                                       13,500                768
  NCH Corp.                                                    14,700                767
* Stamps.Com Inc.                                             214,100                766
  Coastal Bancorp, Inc.                                        26,300                760
* Saba Software, Inc.                                         145,600                760
* Lithia Motors, Inc.                                          36,700                760
* The Meridian Resource Corp.                                 189,744                757
* Armstrong Holdings, Inc.                                    222,000                757
* NS Group Inc.                                               101,200                757
* New Century Financial Corp.                                  55,800                755
* Audiovox Corp.                                              101,200                755
* Trikon Technologies, Inc.                                    64,100                753
* Stanley Furniture Company, Inc.                              31,600                751
* Scientific Games Corp                                        85,800                751
* Green Mountain Coffee, Inc.                                  27,400                750
  Lufkin Industries                                            28,000                750
* ONYX Software Corp.                                         192,200                750
* CompuCredit Corp.                                            63,700                749
* Novadigm, Inc.                                               78,900                749
* Denbury Resources, Inc.                                     102,300                748
* Catapult Communications Corp.                                28,600                745
* Universal Display Corp.                                      81,800                744
* NetScout Systems, Inc.                                       93,900                743
* Kenneth Cole Productions, Inc.                               41,950                743
* Triangle Pharmaceuticals, Inc.                              184,400                739
* SITEL Corp.                                                 307,700                738
* K2 Inc.                                                     102,200                737
* Luby's, Inc.                                                128,600                734
  Bassett Furniture
   Industries, Inc.                                            52,400                734
* eSPEED, Inc.                                                 88,600                734
* OSCA, Inc.                                                   35,175                733
* Osmonics, Inc.                                               52,300                733
* Ditech Communications Corp.                                 121,800                733
* Spectrian Corp.                                              66,100                729
* Novoste Corp.                                                83,400                729
  Quixote Corp.                                                38,300                728
* Intelidata Technologies Corp.                               256,800                727
* Mail-Well, Inc.                                             177,200                727
* 1-800-FLOWERS.COM, Inc.                                      46,500                725
* Multex.com Inc.                                             161,000                725
* EntreMed, Inc.                                               85,600                723
  Pitt Des Moines, Inc.                                        23,300                722
* Steven Madden, Ltd.                                          51,300                722
* Micro General Corp.                                          52,600                721
* Hibbett Sporting Goods, Inc.                                 23,800                721
  Butler Manufacturing Co.                                     26,000                720
* Trex Co., Inc.                                               37,900                720
* OPNET Technologies, Inc.                                     49,600                715
* hi/fn, inc.                                                  49,300                713
* Rigel Pharmaceuticals, Inc.                                 153,300                713
* Xybernaut Corp.                                             299,500                713
* Central Coast Bancorp                                        32,400                713
* Selectica, Inc.                                             117,600                711
* MicroStrategy Inc.                                          184,400                710
* TiVo Inc.                                                   108,300                709
* Friedman, Billings,
   Ramsey Group, Inc.                                         136,500                708
* Genzyme Transgenics Corp.                                   121,700                708
* Net2Phone, Inc.                                             104,784                707
* Wackenhut Corrections Corp.                                  50,900                705
* Vion Pharmaceuticals, Inc.                                  159,900                705
* Aurora Foods Inc.                                           139,600                705

                                                                              31
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
====================================================================================================================
                                                                                  Market
                                                                                  Value*
Small-Cap Index Fund                                           Shares              (000)
-----------------------------------------------------------------------------------------------------------------
* Lexent Inc.                                                 112,400                703
* Terra Industries, Inc.                                      200,200                701
  Acadia Realty Trust REIT                                    110,000                699
* U.S. Concrete, Inc.                                         105,600                697
* PetroQuest Energy, Inc.                                     130,900                696
* 3D Systems Corp.                                             48,800                695
  Ingles Markets, Inc.                                         57,700                690
* Credit Acceptance Corp.                                      77,200                687
* Quaker City Bancorp, Inc.                                    23,000                687
* Kosan Biosciences, Inc.                                      85,900                686
* Horizon Offshore, Inc.                                       90,700                684
* Pinnacle Entertainment, Inc.                                113,300                683
* Support.com, Inc.                                           108,800                682
* Foamex International, Inc.                                   84,100                681
* Private Media Group, Inc.                                    69,400                680
* Wilsons The Leather
   Experts Inc.                                                59,600                680
* Ciphergen Biosystems, Inc.                                   84,900                679
  Alico, Inc.                                                  21,600                677
* Hollywood Casino Corp.                                       64,200                674
* CSS Industries, Inc.                                         21,800                674
* Paradigm Genetics, Inc.                                     118,100                673
* International Specialty
   Products, Inc.                                              75,100                672
* Metawave
   Communications Corp.                                       215,400                672
* Gulfmark Offshore, Inc.                                      23,700                671
* Infogrames, Inc.                                             94,420                669
* PriceSmart, Inc.                                             19,100                669
* Genzyme Molecular Oncology                                   83,400                667
* Digital Lightwave, Inc.                                      71,100                667
* Docent, Inc.                                                210,100                666
* DUSA Pharmaceuticals, Inc.                                   82,600                665
* TTM Technologies, Inc.                                       65,700                665
* Sanchez Computer
   Associates, Inc.                                            77,700                664
  Great American
   Financial Resources, Inc.                                   35,400                664
  CPI Corp.                                                    39,900                662
* Valence Technology Inc.                                     196,300                662
  Midwest Banc Holdings, Inc.                                  31,100                661
* ATS Medical, Inc.                                           124,600                660
* Turnstone Systems, Inc.                                     166,000                659
* America Online Latin
   America, Inc.                                              144,600                658
  Friedman's, Inc. Class A                                     78,100                658
  Liqui-Box Corp.                                              15,800                652
* Avatar Holding, Inc.                                         27,600                650
  Troy Financial Corp.                                         26,200                650
* Stoneridge, Inc.                                             71,400                650
* Loudcloud, Inc.                                             152,100                645
* Cosine Communications, Inc.                                 415,800                644
* Oregon Steel Mills, Inc.                                    129,800                643
  Tanger Factory Outlet
   Centers, Inc. REIT                                          30,700                640
* Gulf Island Fabrication, Inc.                                51,000                638
* National Healthcare Corporation                              41,500                638
* Smart & Final Inc.                                           61,000                637
  Keystone Property Trust                                      48,600                636
  Schawk, Inc.                                                 57,600                634
* Performance Technologies, Inc.                               47,500                633
* NetRatings, Inc.                                             40,200                630
* Wave Systems Corp.                                          281,300                630
  Republic Bancorp, Inc.                                       46,700                630
  Standard Motor Products, Inc.                                45,300                630
* Insmed Incorporated                                         164,400                628
* Salton, Inc.                                                 33,200                627
  Gray Communications
   Systems, Inc.                                               45,100                626
* Allscripts Healthcare
   Solutions, Inc.                                            193,100                626
* Golden Telecom, Inc.                                         53,600                626
  Seaboard Corp.                                                2,030                621
* Steinway Musical
   Instruments Inc.                                            37,100                616

* PC Connection, Inc.                                          41,450                615
* Daktronics, Inc.                                             72,600                613
* SkillSoft Corp.                                              23,600                612
* VaxGen, Inc.                                                 52,600                610
* North American Scientific, Inc.                              45,500                610
* Datastream Systems, Inc.                                     98,600                608
* Beasley Broadcast Group, Inc.                                46,600                606
* Ulticom, Inc.                                                60,200                606
* Corillian Corp.                                             126,400                605
* Sangamo BioSciences, Inc.                                    64,800                605
* Powell Industries, Inc.                                      32,200                604
  Winston Hotels, Inc. REIT                                    78,000                604
* Dynacq International, Inc.                                   27,100                604
* Covenant Transport, Inc.                                     37,100                592
* SciClone Pharmaceuticals, Inc.                              197,300                592
* Prize Energy Corp.                                           25,600                592
  Riviana Foods, Inc.                                          33,200                589
* Copper Mountain
   Networks, Inc.                                             348,386                589
* Targeted Genetics Corp.                                     214,000                580
* Valentis, Inc.                                              186,700                579
* RCN Corp.                                                   197,200                578
* Impco Technologies Inc.                                      44,800                569
  Keithley Instruments Inc.                                    33,600                568
* Carreker Corp.                                               96,200                568
  Churchill Downs, Inc.                                        15,300                566
* Deltagen, Inc.                                               61,400                565
* Wesco International, Inc.                                   113,900                564
* Eden Bioscience Corp.                                       111,000                563
* MIPS Technologies, Inc.                                      65,100                562
* Manufacturers'
   Services Limited                                            89,700                561

32

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
====================================================================================================================
                                                                                  Market
                                                                                  Value*
                                                               Shares              (000)
-----------------------------------------------------------------------------------------------------------------
* Pozen Inc.                                                  106,500                559
* Pumatech, Inc.                                              216,500                559
* Wolverine Tube, Inc.                                         49,200             558
  Burnham Pacific
   Properties, Inc. REIT                                      134,800                555
  Medallion Financial Corp.                                    70,300                555
* Ansoft Corp.                                                 37,900                553
* CCC Information Services Group                               89,377                552
* Earthshell Corp.                                            276,100                552
* ADE Corp.                                                    55,100                551
  Corporate Office Properties
   Trust, Inc. REIT                                            46,300                550
* World Acceptance Corp.                                       74,900                547
* Maxwell Technologies, Inc.                                   55,600                545
  Gibraltar Steel                                              31,050                544
* Onyx Pharmaceuticals, Inc.                                  106,000                543
* Quaker Fabric Corp.                                          65,000                540
* Hyseq, Inc.                                                  69,600                537
  Sanderson Farms, Inc.                                        25,000                534
* Encore Acquisition Co.                                       40,100                534
  Sauer-Danfoss, Inc.                                          66,400                531
  CoBiz Inc.                                                   39,100                528
* Centennial Communications
   Corp. Class A                                               50,900                521
* Genaissance
   Pharmaceuticals, Inc.                                      112,000                521
* Interland Inc.                                              245,100                517
* Boron, LePore & Associates, Inc.                             37,500                517
* Global Imaging Systems, Inc.                                 34,600                517
  Bush Industries, Inc.                                        47,100                512
* Columbia Laboratories Inc.                                  148,200                511
* Ladish Co., Inc.                                             46,800                511
* TransMontaigne Inc.                                          93,700                511
* Intertrust Technologies Corp.                               409,200                503
* Inet Technologies, Inc.                                      47,600                503
* Crossroads Systems, Inc.                                    111,400                500
  Provident Bancorp, Inc.                                      17,100                499
* Liberty Digital, Inc.                                       144,200                499
  National Golf
   Properties, Inc. REIT                                       55,700                494
* Value City
   Department Stores, Inc.                                    105,000                494
* Auspex Systems, Inc.                                        273,600                492
* ResortQuest International, Inc.                             103,000                490
* U.S. Physical Therapy, Inc.                                  30,300                490
* Computerized Thermal
   Imaging, Inc.                                              315,500                489
* Keryx Biopharmaceuticals, Inc.                               66,600                486
* Consolidated Freightways Corp.                               95,500                486
* H Power Corp.                                               155,400                485
* SignalSoft Corp.                                            107,800                482
* Peco II, Inc.                                                80,600                480
* Next Level
   Communications, Inc.                                       142,600                478
* Nanogen, Inc.                                                82,700                477
* Inverness Medical
   Innovations, Inc.                                           26,420                477
* Northfield Laboratories, Inc.                                55,200                474
  Deb Shops, Inc.                                              19,500                473
  MicroFinancial Inc.                                          46,100                473
  National Service Industries, Inc.                           233,800                472
* Alaska Communications
   Systems Holdings, Inc.                                      59,100                471
* IXYS Corp.                                                   58,200                471
* Lexar Media, Inc.                                           177,900                470
* Tropical Sportswear Int'l. Corp.                             24,900                467
* Wyndham International, Inc.
   Class A                                                    833,400                467
* Coldwater Creek Inc.                                         21,900                464
* Blue Martini Software, Inc.                                 154,100                464
* Measurement Specialties, Inc.                                48,800                459
* VerticalNet, Inc.                                           325,600                456
* Digex, Inc.                                                 151,500                453
* Mesaba Holdings, Inc.                                        63,150                450
* Catalytica Energy
   Systems, Inc.                                               97,819                447
* ACTV, Inc.                                                  238,900                447
* MacroChem Corp.                                             146,300                446
* Sunrise Telecom Inc.                                        111,200                446
* VA Software Corp.                                           182,000                446
* BriteSmile, Inc.                                             88,500                443
* Hemispherx Biopharma, Inc.                                   97,800                440
* Millennium Cell Inc.                                         84,200                440
  Medford Bancorp, Inc.                                        20,700                438
* KCS Energy, Inc.                                            140,000                437
* 1-800 CONTACTS, Inc.                                         35,109                437
* Callon Petroleum Co.                                         63,700                436
  Value Line, Inc.                                              9,000                436
* McMoRan Exploration Co.                                      74,900                434
* LightPath Technologies, Inc.                                121,900                433
* Perini Corp.                                                 61,200                428
* Arden Group Inc. Class A                                      7,000                424
* Large Scale Biology Corp.                                    94,000                423
* Aksys, Ltd.                                                  90,700                422
* Convera Corp.                                               125,700                421
* Management Network
   Group Inc.                                                  60,700                419
* GenesisIntermedia Inc.                                       70,300                415
* SureBeam Corp.                                               39,600                415
* 3DO Co.                                                     199,000                414
* Titanium Metals Corp.                                       103,200                412
* FiberCore, Inc.                                             170,200                408
* BSQUARE Corp.                                                97,300                406
* Clayton Williams Energy, Inc.                                30,900                405
 Spiegel, Inc. Class A                                         87,900                400
 Florida East Coast
   Industries, Inc.- Class B                                   19,130                400
* Guess ?, Inc.                                                53,000                398

====================================================================================================================
                                                                                  Market
                                                                                  Value*
Small-Cap Index Fund                                           Shares              (000)
------------------------------------------------------------------------------------------------
* Sirenza Microdevices, Inc.                                   65,200                397
* Hexcel Corp.                                                128,700                396
  Westpoint Stevens, Inc.                                     161,100                395
* August Technology Corp.                                      35,600                393
  Royal Bancshares of
                        Pennsylvania, Inc.                     19,500                393
  SLI, Inc.                                                   150,375                392
* bebe stores, inc.                                            21,000                392
* APAC Teleservices, Inc.                                     150,500                391
* Terremark Worldwide, Inc.                                   685,700                391
* Medis Technology Ltd.                                        52,900                389
* New Horizons Worldwide, Inc.                                 33,500                385
* ZixIt Corp.                                                  76,100                385
* Simplex Solutions, Inc.                                      22,600                384
* ftd.com Inc.                                                 54,700                383
* HealthExtras, Inc.                                           66,800                381
* Innovative Solutions and
   Support, Inc.                                               48,900                380
* Moldflow Corp.                                               26,500                379
* Syntel, Inc.                                                 29,075                376
* Cobalt Corp.                                                 58,000                370
* ON Semiconductor Corp.                                      178,000                368
* Revlon, Inc. Class A                                         54,600                364
* Genelabs Technologies, Inc.                                 196,300                363
* Ventiv Health, Inc.                                          99,100                363
* Third Wave Technologies                                      49,200                362
* ICT Group, Inc.                                              19,400                361*
  Applied Innovation Inc.                                      57,400                356
* Republic Bancshares, Inc.                                    27,200                354
* NATCO Group Inc.                                             50,500                354
* Brio Software, Inc.                                         121,400                350
* Harvard Bioscience, Inc.                                     34,800                346
  CompX International Inc.                                     26,600                345
* Nanophase Technologies Corp.                                 58,400                344
* Ribozyme
   Pharmaceuticals, Inc.                                       74,500                340
* Maui Land &
   Pineapple Co., Inc.                                         14,100                339
* EEX Corp.                                                   183,466                338
* SatCon Technology Corp.                                      64,600                336
* Align Technology, Inc.                                       74,200                334
* 3 Dimensional
   Pharmaceuticals                                             39,200                333
* Divine Inc.                                                 448,300                332
* Ameristar Casinos, Inc.                                      13,200                331
  A.M. Castle & Co.                                            40,300                330
* Metromedia International
   Group, Inc.                                                406,800                330
* Bethlehem Steel Corp.                                       730,991                329
* Mechanical Technology Inc.                                  120,000                329
* Sorrento Networks Corp.                                      90,300                324
* Uniroyal Technology Corp.                                   101,300                324
* CacheFlow Inc.                                              117,000                314
  Prime Group Realty Trust REIT                                33,700                311
* Mestek, Inc.                                                 13,000                307
  BMC Industries, Inc.                                        147,700                304
* WJ Communications, Inc.                                      83,300                304
* Xanser Corp.                                                149,500                300
* AEP Industries, Inc.                                         12,400                297
* Click Commerce, Inc.                                         92,800                293
  NYMAGIC, Inc.                                                17,900                288
  Richardson Electronics, Ltd.                                 23,700                287
* BioSphere Medical Inc.                                       24,800                279
* PEC Solutions, Inc.                                           7,400                278
* Kaiser Aluminum Corp.                                       170,900                277
* Federal-Mogul Corp.                                         349,900                276
* InKine Pharmaceutical
   Company, Inc.                                              176,300                275
  Newmark Homes Corp.                                          18,900                273
* Star Scientific, Inc.                                       107,000                271
* American Realty Investors, Inc.                              27,300                269
  Fedders Corp.                                                88,400                269
  Comdisco, Inc.                                              508,100                264
* Choice One
   Communications Inc.                                         75,200                263
* DuraSwitch Industries, Inc.                                  30,900                263
* iBasis, Inc.                                                194,100                254
* V.I. Technologies, Inc.                                      35,800                249
* Exact Sciences Corp.                                         23,990                246
* Immune Response                                             183,500                246
* StarBase Corp.                                              357,900                243
* AT&T Latin America Corp.-
   Class A                                                    206,200                243
  Equity One, Inc. REIT                                        17,100                235
* Extensity, Inc.                                             107,100                233
* Matrix Pharmaceutical, Inc.                                 147,300                231
* Amtran, Inc.                                                 15,300                229
* Beacon Power Corp.                                          174,828                227
* Liberty Livewire Corp.                                       32,200                224
* K-V Pharmaceutical Co. Class A                                7,500                221
* Interactive Intelligence Inc.                                31,700                220
* National Beverage Corp.                                      18,200                216
* Digitas Inc.                                                 53,611                216
  Oglebay Norton Co.                                           13,900                215
* Seattle Genetics, Inc.                                       37,400                213
* Emex Corp.                                                   68,675                213
  Pacific Gulf
   Properties, Inc. REIT                                      125,800                208
* NewPower Holdings, Inc.                                     278,250                206
  Coca-Cola Bottling Co.                                        5,422                205
  Tremont Corp.                                                 7,100                205
* Fairchild Corp.                                              70,500                204
* Genstar Therapeutics Corp.                                   81,100                200
* Carrier Access Corp.                                         68,500                200
  Pilgrim's Pride Corp. Class A                                20,350                195
* Digital Generation Systems                                  173,600                193
  Exide Technologies                                          154,000                189
  Fedders Corp. Class A                                        67,612                189

34

====================================================================================================================
                                                                                  Market
                                                                                  Value*
                                                               Shares              (000)
-----------------------------------------------------------------------------------------------------------------
* Braun Consulting, Inc.                                       52,500                186
* Viasystems Group, Inc.                                      292,500                184
* SRI/Surgical Express, Inc.                                   11,250                180
* ITC DeltaCom, Inc.                                          201,200                175
* Neon Communications, Inc.                                    63,800                173
* Rohn Industries Inc.                                         81,600                168
* Novatel Wireless, Inc.                                      130,800                160
* On Command Corp.                                             50,300                153
* Tradestation Group Inc.                                      96,900                151
* XO Communications Inc.
   Class A                                                  1,453,100                139
* PYR Energy Corp.                                             69,000                137
* Tripath Technology Inc.                                      73,800                126
* First Banks America, Inc.                                     3,900                123
* MEEMIC Holdings, Inc.                                         5,500                120
* Alliance Fiber Optic Products, Inc.                          83,800                119
* ATP Oil & Gas Corp.                                          38,700                115
* Federal Agricultural Mortgage
   Corp. Class A                                                3,800                111
* Network Plus Corp.                                           94,400                110
* Optical Communication
   Products, Inc.                                              26,300                104
* NextCard, Inc.                                              181,400                 94
* Adelphia Business
   Solutions, Inc.                                            158,100                 92
* Engage, Inc.                                                208,100                 92
* FINOVA Group, Inc.                                          141,200                  8
* StarMedia Network, Inc.                                     218,700                 83
* International Game Technology                                 1,200                 82
  HEICO Corp. Class A                                           5,810                 78
* Pinnacle Holdings Inc. REIT                                 223,600                 76
* Wackenhut Corp. Class B                                       3,656                 70
* Constellation 3D, Inc.                                       70,000                 60
* USinternetworking, Inc.                                     230,700                 46
*Focal Communications Corp.                                    74,600                 46
 Gentek, Inc.                                                  23,807                 41
*Landenburg Thalmann
   Financial Services, Inc.                                    34,077                 30*
 CBNY Investment
   Services Corp                                                2,600                 26
* Hayes Lemmerz
   International, Inc.                                         93,200                 24
* ACT Manufacturing, Inc.                                      68,100                 24
* Optical Cable Corp.                                          13,200                 22
* ProcureNet, Inc.                                            136,100                 20
* IMPSAT Fiber Networks, Inc.                                  87,500                 15
* CSF Holdings Inc.
  Contingent Litigation Rights                                 29,125                 15
* Frontline Capital Group                                      74,900                  8
* ANC Rental Corp.                                            205,300                  6
* OmniSky Corp.                                                88,100                  2
----------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
 (Cost $4,716,082)                                                             4,657,514
----------------------------------------------------------------------------------------

-------------------------------------------------------
                           Face               Market
                           Amount             Value
                           (000)               (000)
-------------------------------------------------------
TEMPORARY CASH INVESTMENTS (3.7%)(1)
-------------------------------------------------------
Federal Home Loan Bank
(2) 2.30%, 1/9/2002         $ 4,000          $ 3,999
Repurchase Agreements
Collateralized by U.S. Government
 Obligations in a Pooled
 Cash Account
 1.69%, 1/2/2002--Note F    154,211          154,211
 1.75%, 1/2/2002             13,728           13,728
-------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $171,937)                            171,938
-------------------------------------------------------
TOTAL INVESTMENTS (103.3%)
  (Cost $4,888,019)                        4,829,452
-------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-3.3%)
-------------------------------------------------------
Other Assets--Note B                         106,396
Security Lending Collateral
  Payable to Brokers--Note F                (154,211)
Other Liabilities                           (105,484)
                                            ----------
                                            (153,299)
                                           -----------
-------------------------------------------------------
NET ASSETS (100%)                         $4,676,153
=======================================================
*See Note A in Notes to Financial Statements.
*Non-income-producing security.
(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 3.4%, respectively, of net assets. See Note E in Notes to Financial Statements.
(2)Security segregated as initial margin for open futures contracts. REIT--Real Estate Investment Trust.

-------------------------------------------------------
                                              Amount
SMALL-CAP INDEX FUND                            (000)
-------------------------------------------------------
AT DECEMBER 31, 2001, NET ASSETS CONSISTED OF:
-------------------------------------------------------
Paid-in Capital--Note D                   $4,808,010
Overdistributed Net Investment Income         (4,500)
Accumulated Net Realized Losses--Note D      (69,411)
Unrealized Appreciation
 (Depreciation)--Note E
 Investment Securities                       (58,567)
 Futures Contracts                               621
-------------------------------------------------------
NET ASSETS                                $4,676,153
=======================================================

Investor Shares--Net Asset
Applicable to 178,851,134 outstanding $.001
 par value shares of beneficial interest
 (unlimited authorization)                $3,545,434
-------------------------------------------------------
NET ASSET VALUE PER SHARE--
 INVESTOR SHARES                              $19.82
=======================================================
 Admiral Shares--Net Assets
Applicable to 27,576,684 outstanding $.001
 par value shares of beneficial interest
 (unlimited authorization)                  $546,682
-------------------------------------------------------
NET ASSET VALUE PER SHARE--
 ADMIRAL SHARES                               $19.82
=======================================================
Institutional Shares--Net Assets
Applicable to 29,461,002 outstanding $.001
 par value shares of beneficial interest
 (unlimited authorization)                $584,037
-------------------------------------------------------
NET ASSET VALUE PER SHARE--
INSTITUTIONAL SHARES                        $19.82
=======================================================

================================================================================================
                                                                                  Market
                                                                                  Value*
Small-Cap Growth Index Fund                                    Shares              (000)
------------------------------------------------------------------------------------------------
COMMON STOCKS (100.1%)
------------------------------------------------------------------------------------------------
* Cephalon, Inc.                                              125,500              9,486
* AdvancePCS                                                  228,400              6,704
  Commerce Bancorp, Inc.                                      161,840              6,367
* Varian Medical Systems, Inc.                                 83,500              5,950
* Whole Foods Market, Inc.                                    133,800              5,828
* Copart, Inc.                                                148,100              5,386
  XTO Energy, Inc                                             306,350              5,361
* Michaels Stores, Inc.                                       160,800              5,298
* 99 Cents Only Stores                                        128,650              4,902
* Medicis Pharmaceutical Corp.                                 75,100              4,851
* O'Reilly Automotive, Inc.                                   130,300              4,752
* Alliant Techsystems, Inc.                                    61,050              4,713
* Zebra Technologies Corp.
   Class A                                                     78,200              4,341
* Cerner Corp.                                                 86,700              4,329
* ResMed Inc.                                                  79,100              4,265
* The Cheesecake Factory                                      120,089              4,175
* Pharmaceutical Product
   Development, Inc.                                          128,900              4,165
  Pier 1 Imports Inc.                                         230,800              4,002
  Ethan Allen Interiors, Inc.                                  96,000              3,993
* Priority Healthcare Corp.
   Class B                                                    112,700              3,966
  OM Group, Inc.                                               59,900              3,965
* Renal Care Group, Inc.                                      122,100              3,919
* NVR, Inc.                                                    19,200              3,917
  Philadelphia Suburban Corp.                                 169,300              3,818
* Performance Food Group Co.                                  108,500              3,816
* Techne Corp.                                                103,050              3,797
  Roper Industries Inc.                                        76,500              3,787
* Orthodontic Centers of
   America, Inc.                                              124,100              3,785
  Skywest, Inc.                                               140,700              3,581
  Harman International
   Industries, Inc.                                            79,300              3,576
  First Midwest Bancorp                                       120,900              3,529
  Fair, Isaac & Co. Inc.                                       55,550              3,501
* Scotts Co.                                                   71,600              3,408
  Hudson United Bancorp                                       114,500              3,286
  Polaris Industries, Inc.                                     56,900              3,286
  Ruby Tuesday, Inc.                                          157,700              3,253
  United Bankshares, Inc.                                     111,900              3,229
  Applebee's International, Inc.                               91,800              3,140
  Aptargroup Inc.                                              89,000              3,118
  Global Payments Inc.                                         90,500              3,113
* Axcelis Technologies, Inc.                                  241,400              3,112
  Diagnostic Products Corp.                                    70,000              3,077
* Regeneron
   Pharmaceuticals, Inc.                                      108,600              3,058
  Graco, Inc.                                                  77,100              3,011
* CEC Entertainment Inc.                                       69,100              2,998
* THQ Inc.                                                     61,200              2,966
  NDCHealth Corp.                                              84,400              2,916
  FactSet Research Systems Inc.                                82,900              2,897
* Aeroflex, Inc.                                              148,000              2,802
  Cambrex Corp.                                                63,900              2,786
* Varian Semiconductor
   Equipment Associates, Inc.                                  80,500              2,784
* Cognex Corp.                                                108,600              2,781
* Mid Atlantic Medical
   Services, Inc.                                             120,200              2,729
* Jack in the Box Inc.                                         97,500              2,685
  Regis Corp.                                                 104,000              2,681
* Chico's FAS, Inc.                                            67,100              2,664
* Respironics, Inc.                                            75,700              2,622
* Tetra Tech, Inc.                                            129,025              2,569
  Invacare Corp.                                               76,100              2,565
* Accredo Health, Inc.                                         64,600              2,565
  Community First
   Bankshares, Inc.                                            99,800              2,564
* Insight Enterprises, Inc.                                   103,250              2,540
* Barra, Inc.                                                  53,900              2,538
* Atlantic Coast Airlines
   Holdings Inc.                                              108,800              2,534
* Southwest Bancorporation
   of Texas, Inc.                                              81,700              2,472
* Arbitron Inc.                                                72,300              2,469
* Province Healthcare Co.                                      78,600              2,426
* Alpha Industries, Inc.                                      109,600              2,38
* MAXIMUS, Inc.                                                56,800              2,389
* IDEXX Laboratories Corp.                                     83,300              2,375
* Sonic Corp.                                                  65,950              2,374
* Photronics Labs Inc.                                         74,300              2,329
* Argosy Gaming Co.                                            71,600              2,328
  Technitrol, Inc.                                             83,700              2,312
* Kopin Corp.                                                 162,500              2,275
* CACI International, Inc.                                     57,400              2,266
* Kronos, Inc.                                                 46,734              2,261
* Veeco Instruments, Inc.                                      62,500              2,253
  TrustCo Bank NY                                             176,853              2,223
* Haemonetics Corp.                                            65,400              2,218
* ESS Technology, Inc.                                        103,200              2,194
* Heartland Express, Inc.                                      78,575              2,182
* ADVO, Inc.                                                   50,400              2,167
* ITT Educational Services, Inc.                               58,600              2,161
* Corinthian Colleges, Inc.                                    52,700              2,155
* Elantec Semiconductor, Inc.                                  56,100              2,154
  Delta & Pine Land Co.                                        95,000              2,150
* Mercury Computer
   Systems, Inc.                                               54,400              2,128
* Too Inc.                                                     76,900              2,115
* Christopher & Banks Corporation                              61,450              2,105
* Advanced Energy Industries, Inc.                             78,900              2,102
  Brady Corp. Class A                                          56,800              2,079
* Microsemi Corp.                                              69,700              2,070
  UGI Corp. Holding Co.                                        67,500              2,039
* Cymer, Inc.                                                  76,100              2,034


================================================================================================
                                                                                  Market
                                                                                  Value*
Small-Cap Growth Index Fund                                    Shares              (000)
------------------------------------------------------------------------------------------------
* Sybron Dental Specialties, Inc.                              93,900              2,026
* Armor Holdings, Inc.                                         74,900              2,022
* Manhattan Associates, Inc.                                   68,400              1,994
* Cal Dive International, Inc.                                 80,700              1,992
  Hilb, Rogal and Hamilton Co.                                 35,000              1,962
* Philadelphia Consolidated
   Holding Corp.                                               51,900              1,957
* Read Rite Corp.                                             295,900              1,956
* Avant! Corp.                                                 93,700              1,920
* NBTY, Inc.                                                  161,800              1,893
  Winnebago Industries, Inc.                                   51,100              1,888
* Administaff, Inc.                                            68,400              1,875
  Cooper Cos., Inc.                                            37,500              1,874
  Manitowac Co., Inc.                                          60,150              1,871
* American Italian Pasta Co.                                   43,600              1,833
* Panera Bread Co.                                             35,100              1,827
* Metro One
   Telecommunications, Inc.                                    60,350              1,826
* Forward Air Corp.                                            53,496              1,815
* ATMI, Inc.                                                   75,200              1,794
* Impath, Inc.                                                 39,900              1,776
* FileNET Corp.                                                87,200              1,769
  Baldor Electric Co.                                          84,200              1,760
* Syncor International Corp.                                   61,400              1,758
* Harmonic, Inc.                                              146,200              1,757
* Vicor Corp.                                                 105,300              1,706
* SCP Pool Corp.                                               61,900              1,699
* Insituform Technologies Inc.
   Class A                                                     65,800              1,683
* Pacific Sunwear of California                                81,200              1,658
  Clarcor Inc.                                                 61,000              1,656
  Mentor Corp.                                                 57,900              1,654
* Hot Topic, Inc.                                              51,500              1,617
* Group 1 Automotive, Inc.                                     56,400              1,608
* WMS Industries, Inc.                                         79,800              1,596
  John H. Harland Co.                                          72,200              1,596
* Midway Games Inc.                                           105,700              1,587
* Netegrity, Inc.                                              81,900              1,586
* Power Integrations, Inc.                                     69,219              1,581
* Enzo Biochem, Inc.                                           67,120              1,577
* Photon Dynamics, Inc.                                        34,500              1,575
* Fossil, Inc.                                                 74,800              1,571
* Monaco Coach Corp.                                           71,000              1,553
  Owens & Minor, Inc. Holding Co.                              83,900              1,552
* Progress Software Corp.                                      88,100              1,522
* SurModics, Inc.                                              41,500              1,513
* INAMED Corp.                                                 49,938              1,502
  Georgia Gulf Corp.                                           78,600              1,454
* Landstar System, Inc.                                        20,049              1,454
  Carbo Ceramics Inc.                                          37,100              1,453
* AstroPower, Inc.                                             35,650              1,441
  Hooper Holmes, Inc.                                         160,500              1,436
* Cost Plus, Inc.                                              53,300              1,412
* CryoLife Inc.                                                46,900              1,407
* P.F. Chang's China Bistro, Inc.                              29,600              1,400
* Dionex Corp.                                                 54,500              1,390
* Dendrite International, Inc.                                 97,850              1,373
* Rudolph Technologies, Inc.                                   40,000              1,373
* Mobile Mini, Inc.                                            34,900              1,365
  UCBH Holdings, Inc.                                          48,000              1,365
* NYFIX, Inc.                                                  68,050              1,362
  Elcor Corp.                                                  47,800              1,328
  Sterling Bancshares, Inc.                                   104,850              1,313
  Thor Industries, Inc.                                        35,000              1,297
* Action Performance Cos., Inc.                                42,200              1,292
* MRO Software Inc.                                            55,100              1,288
* Teledyne Technologies, Inc.                                  78,900              1,285
* On Assignment, Inc.                                          55,500              1,275
  Helix Technology Corp.                                       56,000              1,263
  Oshkosh B' Gosh, Inc. Class A                                29,600              1,241
* CUNO Inc.                                                    40,600              1,238
  Libbey, Inc.                                                 37,900              1,237
  Boston Private Financial
   Holdings, Inc.                                              55,100              1,216
* Frontier Airlines, Inc.                                      70,650              1,201
* Itron, Inc.                                                  39,600              1,200
* Bio-Technology General Corp.                                144,391              1,188
* Rogers Corp.                                                 38,900              1,179
* United Natural Foods, Inc.                                   46,300              1,158
* Pre-Paid Legal Services, Inc.                                52,800              1,156
* General Communication, Inc.                                 135,500              1,156
* The Wet Seal, Inc. Class A                                   49,000              1,154
  Inter-Tel, Inc.                                              59,700              1,147
* Genesco, Inc.                                                54,500              1,131
  Vital Signs, Inc.                                            32,000              1,117
* Tollgrade Communications, Inc.                               33,400              1,114
  Apogee Enterprises, Inc.                                     70,000              1,107
* MICROS Systems, Inc.                                         43,500              1,092
* InterVoice-Brite, Inc.                                       82,900              1,061
* Intermagnetics General Corp.                                 40,244              1,042
  WD-40 Co.                                                    39,000              1,039
  Lance, Inc.                                                  71,600              1,023
* ArthroCare Corp.                                             56,500              1,013
* Trimble Navigation Ltd.                                      61,900              1,003
* Noven Pharmaceuticals, Inc.                                  55,865                992
* Remington Oil & Gas Corp.                                    55,600                962
* MGI Pharma, Inc.                                             59,800                914
  Advanced Marketing Services                                  47,400                865
* Concord Communications, Inc.                                 41,500                857
* Kroll Inc.                                                   55,800                843
* Catapult Communications Corp.                                32,200                839
* The Gymboree Corp.                                           70,100                836
* Ultimate Electronics, Inc.                                   27,400                822
  Coca-Cola Bottling Co.                                       21,700                822
* Advanced Tissue Sciences Inc.                               180,606                787
* Avid Technology, Inc.                                        64,500                784
* Radiant Systems, Inc.                                        67,896                781
K-Swiss, Inc.                                                  22,800                758

38

================================================================================================
                                                                                  Market
                                                                                  Value*
                                                               Shares              (000)
------------------------------------------------------------------------------------------------
* SPSS, Inc.                                                   41,600                738
* Roxio, Inc.                                                  41,986                695
* Prima Energy Corp.                                           31,500                685
* Proxim, Inc.                                                 68,600                681
* Startek, Inc.                                                35,100                665
  Keithley Instruments Inc.                                    38,900                657
* Factory 2-U Stores Inc.                                      31,900                639
  BEI Technologies, Inc.                                       35,800                624
  Hancock Fabrics, Inc.                                        44,400                584
* MapInfo Corp.                                                36,400                571
* Sierra Health Services                                       69,400                562
  Lindsay Manufacturing Co.                                    29,000                561
* Supertex, Inc.                                               30,900                541
* MemberWorks, Inc.                                            37,300                523
  Nature's Sunshine Inc.                                       40,000                470
  X-Rite Inc.                                                  53,100                452
* Organogenesis, Inc.                                          91,000                437
* Cygnus Inc.                                                  81,900                430
* Valence Technology Inc.                                     111,800                377
* Visual Networks, Inc.                                        78,100                361
* ZixIt Corp.                                                  42,900                217
* Timberland Co.                                                1,100                 41
----------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
 (Cost $411,681)                                                                 466,645
----------------------------------------------------------------------------------------

-------------------------------------------------------

                            Face              Market
                          Amount               Value
                            (000)              (000)
-------------------------------------------------------
TEMPORARY CASH INVESTMENTS (1.5%)
-------------------------------------------------------
Repurchase Agreements
Collateralized by U.S. Government
 Obligations in a Pooled
 Cash Account
 1.69%, 1/2/2002--Note F  $5,232               5,232
 1.75%, 1/2/2002           1,745               1,745
-------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $6,977)                                6,977
-------------------------------------------------------
TOTAL INVESTMENTS (101.6%)
  (Cost $418,658)                            473,622
-------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-1.6%)
-------------------------------------------------------
Other Assets--Note B                           5,215
Liabilities--Note F                          (12,546)
                                           ------------
                                              (7,331)
                                           ------------
-------------------------------------------------------
NET ASSETS (100%)                           $466,291
========================================================
*See Note A in Notes to Financial Statements.
*Non-income-producing security.

-------------------------------------------------------
                                              Amount
                                               (000)
-------------------------------------------------------
AT DECEMBER 31, 2001, NET ASSETS CONSISTED OF:
-------------------------------------------------------
Paid-in Capital--Note D                     $489,579
Overdistributed Net Investment Income--Note D   (397)
Accumulated Net Realized Losses--Note D      (77,855)
Unrealized Appreciation--Note E               54,964
-------------------------------------------------------
NET ASSETS                                  $466,291
========================================================

Investor Shares--Net Assets
Applicable to 32,867,666 outstanding $.001
 par value shares of beneficial interest
 (unlimited authorization)                  $357,238
-------------------------------------------------------
NET ASSET VALUE PER SHARE--
 INVESTOR SHARES                              $10.87
========================================================

Institutional Shares--Net Assets
Applicable to 10,032,844 outstanding $.001
 par value shares of beneficial interest
 (unlimited authorization)                  $109,053
-------------------------------------------------------
NET ASSET VALUE PER SHARE--
 INSTITUTIONAL SHARES                         $10.87
========================================================

================================================================================================
                                                                                  Market
                                                                                  Value*
Small-Cap Value  Index Fund                                    Shares              (000)
------------------------------------------------------------------------------------------------
COMMON STOCKS (99.6%)
-----------------------------------------------------------------------------------------------
  D. R. Horton, Inc.                                          452,712             14,695
* Constellation Brands, Inc.
   Class A                                                    254,700             10,914
  Raymond James Financial, Inc.                               282,700             10,042
  Cullen/Frost Bankers, Inc.                                  298,900              9,230
* Newfield Exploration Co.                                    258,400              9,176
  Massey Energy Co.                                           437,134              9,062
* Adaptec, Inc.                                               619,200              8,978
* Toll Brothers, Inc.                                         204,400              8,973
  Washington Federal Inc.                                     339,710              8,758
* Zale Corp.                                                  204,900              8,581
  Pogo Producing Co.                                          315,800              8,296
  La-Z-Boy Inc.                                               356,740              7,784
* Coventry Health Care Inc.                                   385,200              7,685
  RGS Energy Group Inc.                                       203,900              7,667
  First American Corp.                                        403,200              7,556
  Corn Products International, Inc.                           207,700              7,321
  Downey Financial Corp.                                      165,800              6,839
  Piedmont Natural Gas, Inc.                                  190,100              6,806
  Whitney Holdings                                            155,200              6,806
  Werner Enterprises, Inc.                                    279,567              6,793
* United Stationers, Inc.                                     199,000              6,696
  Alpharma, Inc. Class A                                      251,300              6,647
* Mueller Industries Inc.                                     196,500              6,534
  Commercial Federal Corp.                                    272,400              6,401
* Anixter International Inc.                                  216,500              6,281
  IDEX Corp.                                                  180,300              6,220
* Tom Brown, Inc.                                             229,600              6,201
* Black Box Corp.                                             117,100              6,192
  Jefferies Group, Inc.                                       145,300              6,148
  Shurgard Storage
   Centers, Inc. Class A REIT                                 191,400              6,125
* Linens 'n Things, Inc.                                      239,200              6,100
* Stone Energy Corp.                                          154,100              6,087
  Florida Rock Industries, Inc.                               165,700              6,061
  Staten Island Bancorp, Inc.                                 371,000              6,051
* AnnTaylor Stores Corp.                                      171,400              5,999
  MDC Holdings, Inc.                                          156,441              5,912
* Southern Union Co.                                          305,920              5,770
  Ryland Group, Inc.                                           78,100              5,717
  The Timken Co.                                              351,800              5,692
* Shaw Group, Inc.                                            239,900              5,638
* SEACOR SMIT Inc.                                            118,350              5,491
  Briggs & Stratton Corp.                                     127,300              5,436
* Hain Celestial Group, Inc.                                  197,700              5,429
  PolyOne Corp.                                               550,859              5,398
* Great Atlantic & Pacific
   Tea Co., Inc.                                              225,400              5,360
  Vintage Petroleum, Inc.                                     370,900              5,360
  Chittenden Corp.                                            188,325              5,198
  The Pep Boys (Manny, Moe
   & Jack)                                                    302,700              5,191
* Coherent, Inc.                                              166,300              5,142
  Atmos Energy Corp.                                          240,100              5,102
* Waste Connections, Inc.                                     161,600              5,008
* Men's Wearhouse, Inc.                                       240,800              4,973
* Kulicke & Soffa Industries, Inc.                            287,764              4,935
  New Jersey Resources Corp.                                  104,900              4,909
* Kansas City Southern
   Industries,Inc.                                            347,200              4,906
* Pediatrix Medical Group, Inc.                               144,100              4,888
  USFreightways Corp.                                         155,600              4,886
  Reliance Steel & Aluminum Co.                               185,750              4,876
  Fleming Cos., Inc.                                          261,400              4,836
  Susquehanna Bancshares, Inc.                                231,200              4,821
* Exar Corp.                                                  231,000              4,816
* Electro Scientific Industries, Inc.                         160,300              4,811
  Oshkosh Truck Corp.                                          98,332              4,794
* DuPont Photomasks, Inc.                                     105,200              4,571
  Texas Industries, Inc.                                      123,200              4,546
  Energen Corp.                                               183,100              4,513
  ABM Industries                                              142,900              4,480
  Cabot Oil & Gas Corp. Class A                               185,900              4,471
  First Bancorp/Puerto Rico                                   156,300              4,455
* American Management
   Systems, Inc.                                              245,117              4,432
 Burlington Coat Factory
   Warehouse Corp.                                            261,100              4,386
 UIL Holdings Corp.                                            84,400              4,330
 Casey's General Stores                                       290,300              4,325
* Brooks Automation, Inc.                                     106,100              4,315
  The South Financial Group, Inc.                             242,951              4,312
  Hughes Supply, Inc.                                         139,600              4,309
* El Paso Electric Co.                                        296,300              4,296
* HNC Software, Inc.                                          208,300              4,291
  Southwest Gas Corp.                                         190,500              4,258
  Tredegar Corp.                                              223,400              4,245
  Kilroy Realty Corp. REIT                                    161,200              4,235
* Evergreen Resources, Inc.                                   109,600              4,232
* Verity, Inc.                                                208,500              4,222
* Stillwater Mining Co.                                       227,800              4,214
  Standard Pacific Corp.                                      173,100              4,210
* US Oncology, Inc.                                           557,481              4,203
  CH Energy Group, Inc.                                        96,200              4,182
  Central Parking Corp.                                       211,100              4,146
  Roadway Corp                                                112,900              4,143
* Arkansas Best Corp.                                         142,985              4,121
* Simpson Manufacturing Co.                                    71,600              4,103
* Ralcorp Holdings, Inc.                                      175,600              3,986
  Delphi Financial Group, Inc.                                119,677              3,985
* EMCOR Group, Inc.                                            86,800              3,941
* Aztar Corp.                                                 214,900              3,933
  G & K Services, Inc.                                        121,300              3,918
  MAF Bancorp, Inc.                                           132,200              3,900
  Woodward Governor Co.                                        66,800              3,891

================================================================================================
                                                                                  Market
                                                                                  Value*
Small-Cap Value  Index Fund                                    Shares              (000)
------------------------------------------------------------------------------------------------
* Ryan's Family Steak
   Houses, Inc.                                               179,282              3,881
* Kirby Corp.                                                 140,800              3,879
* Hyperion Solutions Corp.                                    192,700              3,827
  Colonial Properties Trust REIT                              122,700              3,822
  Northwest Natural Gas Co.                                   147,900              3,771
  Avista Corp.                                                279,500              3,706
  Wolverine World Wide, Inc.                                  244,900              3,686
* Bally Total Fitness Holding Corp.                           170,700              3,680
* Yellow Corp.                                                145,800              3,660
* Footstar Inc.                                               116,800              3,656
* DMC Stratex Networks, Inc.                                  469,456              3,652
  Provident Bankshares Corp.                                  150,242              3,651
* Information Holdings Inc.                                   128,000              3,624
  UniSource Energy Corp.                                      197,000              3,583
* IHOP Corp.                                                  122,000              3,575
  GenCorp, Inc.                                               252,100              3,557
  Russ Berrie and Co., Inc.                                   118,300              3,549
* Cable Design Technologies Corp.                             259,250              3,547
  East West Bancorp, Inc.                                     137,600              3,543
  Presidential Life Corp.                                     172,200              3,540
  C & D Technology Inc.                                       154,300              3,526
* Paxar Corp.                                                 246,000              3,493
* Take-Two Interactive
   Software, Inc.                                             215,100              3,478
* Champion Enterprises, Inc.                                  282,400              3,476
  St. Mary Land & Exploration Co.                             162,900              3,452
* Hutchinson Technology, Inc.                                 147,928              3,435
  Patina Oil & Gas Corp.                                      124,400              3,421
* F.Y.I. Inc.                                                 102,100              3,420
  Belden, Inc.                                                144,400              3,401
  Northwestern Corp.                                          161,200              3,393
* Plains Resources Inc.                                       137,200              3,376
* Ciber, Inc.                                                 355,800              3,362
* Veritas DGC Inc.                                            180,800              3,345
* Spherion Corp.                                              341,470              3,333
  The Toro Co.                                                 73,200              3,294
  Selective Insurance Group                                   149,730              3,254
  Fremont General Corp.                                       414,200              3,239
  MacDermid, Inc.                                             188,900              3,202
  Kellwood Co.                                                133,200              3,198
  LandAmerica Financial
   Group, Inc.                                                109,200              3,134
  Milacron Inc.                                               197,000              3,115
  American Financial
   Holdings, Inc.                                             122,400              3,110
* Steel Dynamics, Inc.                                        267,500              3,106
* Aspen Technologies, Inc.                                    184,700              3,103
* Viasys Healthcare Inc.                                      152,700              3,086
* Ionics, Inc.                                                102,700              3,084
* Oceaneering International, Inc.                             139,300              3,081
* Financial Federal Corp.                                      97,800              3,056
* Alliance Semiconductor Corp.                                252,260              3,047
  Arch Chemicals, Inc.                                        130,600              3,030
* RehabCare Group, Inc.                                       102,200              3,025
* Triumph Group, Inc.                                          92,800              3,016
  Park Electrochemical Corp.                                  114,200              3,015
  The Standard Register Co.                                   162,500              3,011
  Analogic Corp.                                               77,800              2,996
  Datascope Corp.                                              86,900              2,948
* Conmed Corp.                                                147,650              2,947
* Swift Energy Co.                                            145,800              2,945
* Acuity Brands, Inc.                                         242,600              2,935
* Triarc Cos., Inc. Class A                                   119,900              2,914
  Wellman, Inc.                                               187,900              2,911
* Prime Hospitality Corp.                                     262,300              2,898
* URS Corp.                                                   105,100              2,881
* Griffon Corp.                                               191,270              2,869
  Zenith National Insurance Corp.                             102,500              2,864
* Rare Hospitality
   International Inc.                                         126,100              2,842
* Atwood Oceanics, Inc.                                        81,500              2,840
  Russell Corp.                                               187,100              2,808
* Actel Corp.                                                 141,010              2,808
  Dime Community Bancshares                                    99,700              2,798
  Cato Corp. Class A                                          147,600              2,790
* Sola International Inc.                                     141,900              2,753
* C-COR Electronics, Inc.                                     188,600              2,748
  JLG Industries, Inc.                                        257,100              2,738
  A.O. Smith Corp.                                            139,700              2,724
* Unit Corp.                                                  210,400              2,714
* SPS Technologies, Inc.                                       77,300              2,699
  CTS Corp.                                                   169,100              2,689
  Commercial Metals Co.                                        76,500              2,676
* The Dress Barn, Inc.                                        106,900              2,674
  Regal-Beloit Corp.                                          122,300              2,666
  The Laclede Group, Inc.                                     110,900              2,651
* International Multifoods Corp.                              110,700              2,646
* Pinnacle Systems, Inc.                                      331,900              2,635
* Lone Star Technologies, Inc.                                148,200              2,608
  R.L.I. Corp.                                                 57,900              2,606
  Barnes Group, Inc.                                          108,200              2,596
* First Federal Financial Corp.                               101,100              2,591
  SWS Group, Inc.                                             100,858              2,567
* Tower Automotive, Inc.                                      283,800              2,563
  Anchor Bancorp Wisconsin Inc.                               143,100              2,539
* Checkpoint Systems, Inc.                                    186,200              2,495
  Bowne & Co., Inc.                                           194,700              2,492
* Nautica Enterprises, Inc.                                   194,700              2,490
  Chesapeake Corp. of Virginia                                 89,300              2,483
* Input/Output, Inc.                                          301,400              2,474
* Dril-Quip, Inc.                                             101,700              2,451
  Universal Forest Products, Inc.                             116,400              2,436
   The Marcus Corp.                                           171,800              2,431
* School Specialty, Inc.                                      104,800              2,398

================================================================================================
                                                                                  Market
                                                                                  Value*
Small-Cap Value  Index Fund                                    Shares              (000)
------------------------------------------------------------------------------------------------
  Cohu, Inc.                                                  120,500              2,380
  Pioneer Standard
   Electronics Inc.                                           185,700              2,358
  Landry's Restaurants, Inc.                                  126,400              2,357
* The Profit Recovery Group
   International, Inc.                                        288,162              2,349
* Buckeye Technology, Inc.                                    203,900              2,345
* Quiksilver, Inc.                                            136,300              2,344
  Riggs National Corp.                                        167,579              2,341
  Watts Industries Class A                                    155,300              2,330
* Stratos Lightwave, Inc.                                     377,596              2,322
  Arctic Cat, Inc.                                            136,185              2,315
* Offshore Logistics, Inc.                                    129,300              2,296
  Thomas Industries, Inc.                                      89,400              2,235
  Quanex Corp.                                                 78,900              2,233
  Watsco, Inc.                                                156,850              2,227
* Benchmark Electronics, Inc.                                 116,100              2,201
  Trenwick Group Ltd.                                         215,000              2,187
  Fleetwood Enterprises, Inc.                                 192,700              2,183
* Ultratech Stepper, Inc.                                     132,072              2,182
* Therma-Wave Inc.                                            143,300              2,138
* Pericom Semiconductor Corp.                                 147,100              2,133
  Nash-Finch Co.                                               68,500              2,130
* CDI Corp.                                                   111,400              2,117
  Applied Industrial
   Technology, Inc.                                           112,100              2,091
  Lone Star Steakhouse &
   Saloon, Inc.                                               140,300              2,081
* Prtesyn Technologies, Inc.                                  223,100              2,077
* AREXEL International Corp.                                  144,700              2,076
* ViaSat, Inc.                                                133,100              2,076
  Valmont Industries, Inc.                                    142,750              2,064
* JAKKS Pacific, Inc.                                         108,700              2,060
  American States Water Co.                                    58,800              2,055
  Schweitzer-Mauduit
   International, Inc.                                         86,500              2,054
* Stewart Information
   Services Corp.                                             103,700              2,048
  Kaman Corp. Class A                                         131,000              2,044
* Pegasus Solutions Inc.                                      143,460              2,037
* Gardner Denver Inc.                                          91,100              2,033
* ArQule, Inc.                                                119,500              2,032
* O'Charley's Inc.                                            108,600              2,010
* Stein Mart, Inc.                                            240,300              2,009
* RadiSys Corp.                                               102,103              2,007
  GBC Bancorp                                                  67,900              2,003
* Systems & Computer
   Technology Corp.                                           192,200              1,987
* Seitel, Inc.                                                146,100              1,987
* Three-Five Systems, Inc.                                    124,700              1,984
  ChemFirst Inc.                                               82,000              1,966
* Esterline Technologies Corp.                                122,600              1,963
  Chemed Corp.                                                 57,300              1,942
*First Republic Bank                                           79,400              1,918
* Heidrick & Struggles
   International, Inc.                                        105,100              1,908
* BE Avionics Inc.                                            207,600              1,904
  NUI Corp.                                                    80,200              1,901
  Aaron Rents, Inc. Class B                                   116,500              1,899
  Deltic Timber Corp.                                          69,300              1,899
  Myers Industries, Inc.                                      139,041              1,898
* AXT, Inc.                                                   130,400              1,882
  Sturm, Ruger & Co., Inc.                                    156,900              1,880
  Dimon Inc.                                                  260,300              1,874
* Steak n Shake Company                                       167,530              1,850
* Electroglas, Inc.                                           122,900              1,815
  Mutual Risk Management Ltd.                                 243,600              1,778
  Phillips-Van Heusen Corp.                                   161,100              1,756
* TETRA Technologies, Inc.                                     82,100              1,720
* Phoenix Technologies Ltd.                                   147,000              1,711
* Theragenics Corp.                                           173,000              1,706
  Methode Electronics, Inc.
   Class A                                                    209,000              1,672
  Interface, Inc.                                             296,400              1,663
  Brown Shoe Company, Inc.                                    101,900              1,655
* Astec Industries, Inc.                                      114,200              1,651
* TBC Corp.                                                   122,300              1,638
  Robbins & Myers, Inc.                                        68,600              1,606
  The Stride Rite Corp.                                       244,100              1,599
  Century Aluminum Co.                                        119,600              1,598
* ShopKo Stores, Inc.                                         167,700              1,593
  Ryerson Tull, Inc.                                          144,593              1,591
  SCPIE Holdings Inc.                                          54,300              1,588
  Skyline Corp.                                                48,900              1,577
  Omnova Solutions Inc.                                       230,900              1,570
  Bel Fuse, Inc.- Class B                                      62,650              1,569
  Standex International Corp.                                  70,800              1,540
* Southwestern Energy Co.                                     146,900              1,528
* Volt Information Sciences Inc.                               88,700              1,517
* Nuevo Energy Co.                                             99,100              1,487
* Consolidated Graphics, Inc.                                  76,700              1,476
  Lawson Products, Inc.                                        56,200              1,461
* Standard Microsystem                                         93,719              1,455
* 4Kids Entertainment Inc.                                     71,200              1,426
  Cascade Natural Gas Corp.                                    64,400              1,420
* Information Resources, Inc.                                 170,910              1,419
  AAR Corp.                                                   157,200              1,416
  New England Business
   Service, Inc.                                               73,800              1,414
* Mesa Air Group Inc.                                         187,000              1,406
* Imagistics International Inc.                               113,800              1,405
* Allen Telecom Inc.                                          164,100              1,395
* Key Production Company, Inc.                                 81,500              1,386
  Brush Engineered Materials Inc.                              96,900              1,380
* SCM Microsystems, Inc.                                       89,300              1,307
  Pope & Talbot, Inc.                                          91,100              1,298

================================================================================================
                                                                                  Market
                                                                                  Value*
Small-Cap Value  Index Fund                                    Shares              (000)
------------------------------------------------------------------------------------------------
* QRS Corp.                                                    91,000              1,283
* Concord Camera Corp.                                        159,900              1,266
* Bell Microproducts Inc.                                      98,600              1,244
* SBS Technologies, Inc.                                       84,600              1,233
* J & J Snack Foods Corp.                                      50,200              1,227
  Cash America International Inc.                             143,800              1,222
* Applica Inc.                                                135,500              1,221
  Foster Wheeler Ltd.                                         237,800              1,213
* Salton, Inc.                                                 64,100              1,210
* Labor Ready, Inc.                                           236,300              1,207
* RTI International Metals                                    120,900              1,203
  Gerber Scientific, Inc.                                     128,600              1,196
* PolyMedica Corp.                                             71,800              1,192
* Magnatek                                                    131,400              1,184
* Midwest Express Holdings, Inc.                               80,700              1,178
* Aspect Communications Corp.                                 302,600              1,174
  Penton Media, Inc. Class A                                  186,200              1,166
* Boston Communications
  Group, Inc.                                                 100,200              1,137
  Caraustar Industries, Inc.                                  162,500              1,126
  Central Vermont Public
   Service Corp.                                               67,400              1,126
* Rainbow Technologies, Inc.                                  152,100              1,126
  Coachmen Industries, Inc.                                    92,800              1,114
  National Presto Industries, Inc.                             39,900              1,107
* PC-Tel, Inc.                                                113,600              1,103
* Flow International Corp.                                     89,119              1,102
  Quaker Chemical Corp.                                        53,200              1,096
* Aware, Inc.                                                 132,000              1,096
  Cleveland-Cliffs Iron Co.                                    59,200              1,083
  Wabash National Corp.                                       134,200              1,047
  Oxford Industries, Inc.                                      43,800              1,034
* Insurance Auto Auctions, Inc.                                70,600              1,024
* Brightpoint, Inc.                                           325,700              1,023
  Butler Manufacturing Co.                                     36,700              1,017
  Standard Motor Products, Inc.                                72,700              1,011
  Midas Inc.                                                   86,900                999
* Symmetricom Inc.                                            130,862                996
* Audiovox Corp.                                              133,400                995
* Hologic, Inc.                                               106,000                985
  Bassett Furniture
   Industries, Inc.                                            68,400                958
* Lydall, Inc.                                                 92,800                928
  Thomas Nelson, Inc.                                          83,600                928
* Pinnacle Entertainment, Inc.                                148,300                894
* Material Sciences Corp.                                      86,000                870
* Building Materials
   Holding Corp.                                               75,700                821
* Wolverine Tube, Inc.                                         70,500                800
* Goody's Family Clothing                                     189,300                795
* Jo-Ann Stores, Inc. Class A                                 107,500                769
  CPI Corp.                                                    46,000                764
* K2 Inc.                                                     104,600                754
* Carreker Corp.                                              127,600                753
* Luby's, Inc.                                                130,800                747
* Network Equipment
   Technologies, Inc.                                         129,000                703
* Hall, Kinion & Associates, Inc.                              74,851                702
* Franklin Covey Co.                                          116,000                699
* Davox Corp.                                                  72,000                696
* SpaceLabs Medical, Inc.                                      56,800                690
* Captaris Inc.                                               183,600                677
  A.M. Castle & Co.                                            82,300                675
* Department 56 Inc.                                           75,200                647
  Green Mountain Power Corp.                                   33,100                617
* IMCO Recycling, Inc.                                         86,000                615
* Ashworth, Inc.                                               75,400                595
  Analysts International Corp.                                141,146                583
  Titan International, Inc.                                   120,700                572
* A.T. Cross Co. Class A                                       96,710                571
* Curative Health Services Inc.                                42,200                570
* Digi International, Inc.                                     89,400                569
* ePresence, Inc.                                             134,774                565
  Penford Corp.                                                43,900                547
  Fedders Corp.                                               179,200                545
 Angelica Corp.                                                50,200                544
 Steel Technologies, Inc.                                      59,600                541
 Pier 1 Imports Inc.                                           31,200                541
 SLI, Inc.                                                     95,200                509
* Enesco Group, Inc.                                           80,200                505
  Intermet Corp.                                              145,100                486
* Brooktrout Technology, Inc.                                  72,476                471
* Computer Task Group, Inc.                                   118,800                468
  Commonwealth Industries Inc.                                 96,000                451
* Osteotech, Inc.                                              81,000                450
* Mississippi Chemical Corp.                                  152,400                431
  Haggar Corp.                                                 37,000                401
* Royal Appliance
   Manufacturing Co.                                           79,400                396
  National Service Industries, Inc.                           191,800                387
* Huffy Corp.                                                  60,500                387
* Meade Instruments Corp.                                      93,978                336
  BMC Industries, Inc.                                        156,400                322
  Brady Corp. Class A                                           5,200                190
* ZixIt Corp.                                                  37,500                190
* Michaels Stores, Inc.                                         5,200                171
* Read Rite Corp.                                              18,600                123
  UGI Corp. Holding Co.                                           500                 15
  Regis Corp.                                                     200                  5
* ESS Technology, Inc.                                             95                  2
* Sierra Health Services                                          200                  2
* The Gymboree Corp.                                               90                  1
 ---------------------------------------------------------------------------------------
 TOTAL COMMON STOCKS
   (Cost $1,107,199)                                                           1,123,360
 ---------------------------------------------------------------------------------------

                                                                              43
-------------------------------------------------------

                            Face              Market
  Small-Cap Value         Amount               Value
  Index Fund               (000)               (000)
-------------------------------------------------------
TEMPORARY CASH INVESTMENTS (2.0%)
-------------------------------------------------------
Repurchase Agreements
Collateralized by U.S. Government
 Obligations in a Pooled
 Cash Account
 1.69%, 1/2/2002--Note F $16,994              16,994
 1.75%, 1/2/2002           5,124               5,124
-------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $22,118)                              22,118
-------------------------------------------------------
TOTAL INVESTMENTS (101.6%)
  (Cost $1,129,317)                        1,145,478
-------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-1.6%)
-------------------------------------------------------
Other Assets--Note B                          12,809
Liabilities--Note F                          (30,481)
                                          -----------
                                             (17,672)
                                          -----------
-------------------------------------------------------
NET ASSETS (100%)                         $1,127,806
=======================================================
*See Note A in Notes to Financial Statements.
*Non-income-producing security.
REIT--Real Estate Investment Trust.

--------------------------------------------------------
AT DECEMBER 31, 2001, NET ASSETS CONSISTED OF:
--------------------------------------------------------
Paid-in Capital--Note D                   $1,075,062
Overdistributed Net
 Investment Income--Note D                       (38)
Accumulated Net
 Realized Gains--Note D                       36,621
Unrealized Appreciation--Note E               16,161
--------------------------------------------------------
NET ASSETS                                $1,127,806
=========================================================

Investor Shares--Net Assets
Applicable to 77,981,027 outstanding $.001
 par value shares of beneficial interest
 (unlimited authorization)                  $802,470
--------------------------------------------------------
NET ASSET VALUE PER SHARE--
 INVESTOR SHARES                              $10.29
=========================================================

Institutional Shares--Net Assets
Applicable to 31,605,007 outstanding $.001
 par value shares of beneficial interest
 (unlimited authorization)                  $325,336
--------------------------------------------------------
NET ASSET VALUE PER SHARE--
INSTITUTIONAL SHARES                          $10.29

STATEMENT OF OPERATIONS
This Statement shows the types of income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.

--------------------------------------------------------------------------------
                                                                 Small-Cap     Small-Cap
                                                 Small-Cap          Growth         Value
                                                Index Fund      Index Fund    Index Fund
                                         ------------------------------------------------

                                                       Year Ended December 31, 2001
                                         ------------------------------------------------
                                                      (000)           (000)         (000)
-----------------------------------------------------------------------------------------
INVESTMENT INCOME
Income
  Dividends                                       $ 57,321         $ 1,305       $ 9,261
  Interest                                             759              22           226
  Security Lending                                   3,424             236           386
-----------------------------------------------------------------------------------------
                Total Income                        61,504           1,563         9,873
-----------------------------------------------------------------------------------------
Expenses
 The Vanguard Group--Note B
  Investment Advisory Services                         181              54            55
  Management and Administrative
   Investor Shares                                   8,294             715         1,317
   Admiral Shares 786 -- --
   Institutional Shares                                364              38           117
  Marketing and Distribution
   Investor Shares                                     567              50            72
   Admiral Shares                                       36              --            --
   Institutional Shares                                 80              14            32
Custodian Fees                                         121              85           177
Auditing Fees                                           12              12            12
Shareholders' Reports
   Investor Shares                                      94              11             4
   Admiral Shares                                        1              --            --
   Institutional Shares                                  1               2             1
Trustees' Fees and Expenses                              7               1             1
-----------------------------------------------------------------------------------------
  Total Expenses                                    10,544             982         1,788
  Expenses Paid Indirectly--Note C                    (25)              --            --
-----------------------------------------------------------------------------------------
  Net Expenses                                      10,519             982         1,788
-----------------------------------------------------------------------------------------
NET INVESTMENT INCOME                               50,985             581         8,085
-----------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
 Investment Securities Sold                        (51,505)        (48,002)       51,790
 Futures Contracts                                  (1,075)             --            --
-----------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                           (52,580)        (48,002)       51,790
-----------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION          (DEPRECIATION)
 Investment Securities                             135,577          43,495        22,382
 Futures Contracts                                     568              --            --
-----------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)   136,145          43,495        22,382
-----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        $134,550        $ (3,926)      $82,257
=========================================================================================

STATEMENT OF CHANGES IN NET ASSETS
This Statement shows how each fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.


===========================================================================================================
                                                                 SMALL-CAP            SMALL-CAP GROWTH
                                                                INDEX FUND                  INDEX FUND
                                                        -----------------------   -----------------------
                                                                   Year Ended December 31,
                                                     ----------------------------------------------------
                                                          2001        2000            2001        2000
                                                          (000)       (000)           (000)       (000)
---------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
 Net Investment Income                                $ 50,985    $ 52,786           $ 581       $ 148
 Realized Net Gain (Loss)                              (52,580)    561,654         (48,002)      1,658
 Change in Unrealized Appreciation (Depreciation)      136,145    (782,796)         43,495     (26,012)
--------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations                          134,550    (168,356)         (3,926)    (24,206)
--------------------------------------------------------------------------------------------------------
Distributions
Net Investment Income
  Investor Shares                                      (39,463)    (41,465)           (492)        (92)
  Admiral Shares                                        (6,508)     (2,857)             --          --
  Institutional Shares                                  (6,951)     (6,616)           (295)        (74)
Realized Capital Gain*
  Investor Shares                                          --     (483,018)            --      (17,524)
  Admiral Shares                                           --      (30,291)            --          --
  Institutional Shares                                     --      (67,331)            --       (3,539)
-------------------------------------------------------------------------------------------------------
  Total Distributions                                  (52,922)   (631,578)           (787)    (21,229)
-------------------------------------------------------------------------------------------------------
Capital Share Transactions--Note G
  Investor Shares                                      (89,727)    702,333           5,837     228,254
  Admiral Shares                                       283,860     278,915             --          --
  Institutional Shares                                  82,121     169,164          36,746      78,347
-------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) from
    Capital Share Transactions                         276,254   1,150,412          42,583     306,601
-------------------------------------------------------------------------------------------------------
 Total Increase (Decrease)                             357,882     350,478          37,870     261,166
-------------------------------------------------------------------------------------------------------
Net Assets
  Beginning of Period                                4,318,271   3,967,793         428,421     167,255
-------------------------------------------------------------------------------------------------------
  End of Period                                     $4,676,153  $4,318,271        $466,291    $428,421
=======================================================================================================
*Includes 2000 short-term gain distributions totaling $76,356,000 and $9,053,000 that are treated as ordinary income dividends for tax purposes.

46


===================================================================================================
                                                                          SMALL-CAP
                                                                          VALUE INDEX FUND
                                                                 --------------------------------
                                                                     Year Ended December 31,
                                                                 --------------------------------
                                                                      2001          2000
                                                                      (000)         (000)
--------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
 Net Investment Income                                             $ 8,085       $ 3,334
 Realized Net Gain (Loss)                                           51,790        43,339
 Change in Unrealized Appreciation (Depreciation)                   22,382        16,034
---------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting from Operations   82,257        62,707
---------------------------------------------------------------------------------------------------
Distributions
 Net Investment Income
  Investor Shares                                                   (4,910)       (2,557)
  Institutional Shares                                              (2,439)         (807)
 Realized Capital Gain*
  Investor Shares                                                  (29,945)      (13,937)
  Institutional Shares                                             (10,672)       (2,452)
---------------------------------------------------------------------------------------------------
  Total Distributions                                              (47,966)      (19,753)
---------------------------------------------------------------------------------------------------
Capital Share Transactions--Note G
 Investor Shares                                                   454,665        78,643
 Institutional Shares                                              235,917        67,047
---------------------------------------------------------------------------------------------------
  Net Increase (Decrease) from Capital Share Transactions          690,582       145,690
---------------------------------------------------------------------------------------------------
Total Increase (Decrease)                                          724,873       188,644
--------------------------------------------------------------------------------------------------
Net Assets
 Beginning of Period                                               402,933       214,289
-------------------------------------------------------------------------------------------------
 End of Period                                                  $1,127,806      $402,933
=================================================================================================
*Includes  short-term gain  distributions  totaling  $31,867,000 and $16,389,000 that are treated as ordinary income dividends for tax purposes.

FINANCIAL HIGHLIGHTS
This table summarizes each fund's investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

================================================================================================================
                                                                       SMALL-CAP INDEX FUND INVESTOR SHARES
                                                                             Year Ended December 31,
                                                  -------------------------------------------------------------
For a Share Outstanding Throughout Each Period            2001        2000        1999        1998        1997
---------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                    $19.44      $23.60      $21.20      $23.75      $20.23
----------------------------------------------------------------------------------------------------------------
Investment Operations
  Net Investment Income                                   .217        .270        .256        .311        .277
  Net Realized and Unrealized Gain (Loss) on Investments  .388      (1.145)      4.491      (1.007)      4.632
----------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                       .605       (.875)      4.747       (.696)      4.909
----------------------------------------------------------------------------------------------------------------
Distributions
  Dividends from Net Investment Income                   (.225)      (.260)      (.267)      (.304)      (.274)
  Distributions from Realized Capital Gains                --       (3.025)     (2.080)     (1.550)     (1.115)
----------------------------------------------------------------------------------------------------------------
   Total Distributions                                   (.225)     (3.285)     (2.347)     (1.854)     (1.389)
----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                          $19.82      $19.44      $23.60      $21.20      $23.75
================================================================================================================
Total Return*                                            3.10%      -2.67%      23.13%      -2.61%      24.59%
================================================================================================================

Ratios/Supplemental Data
  Net Assets, End of Period (Millions)                  $3,545      $3,577      $3,553      $2,768      $2,652
  Ratio of Total Expenses to Average Net Assets          0.27%       0.27%       0.25%       0.24%       0.23%
  Ratio of Net Investment Income to Average Net Assets   1.16%       1.17%       1.25%       1.39%       1.38%
  Portfolio Turnover Rate                                  39%         49%         42%         35%         29%
================================================================================================================
*Total  returns do not reflect the 0.5%  transaction  fee on  purchases  through
March 31, 2000, or the $10 annual  account  maintenance  fee applied on balances under $10,000.

48

=========================================================================================================
                                                                   SMALL-CAP INDEX FUND ADMIRAL SHARES
                                                                   Year Ended            NOV.13* TO
For a Share Outstanding Throughout Each Period                     December 31, 2001     DEC.31,2000
---------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                          $19.44          $22.40
----------------------------------------------------------------------------------------------------------
Investment Operations
 Net Investment Income                                                          .231            .053
 Net Realized and Unrealized Gain (Loss) on Investments                         .388            .062
-----------------------------------------------------------------------------------------------------------
   Total from Investment Operations                                             .619            .115
-----------------------------------------------------------------------------------------------------------
Distributions
  Dividends from Net Investment Income                                         (.239)          (.265)
  Distributions from Realized Capital Gains                                       --          (2.810)
----------------------------------------------------------------------------------------------------------
Total Distributions                                                            (.239)         (3.075)
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                $19.82          $19.44
===========================================================================================================
Total Return                                                                   3.17%           1.75%
===========================================================================================================

Ratios/Supplemental Data
  Net Assets, End of Period (Millions)                                          $547            $252
  Ratio of Total Expenses to Average Net Assets                                0.20%           0.20%**
  Ratio of Net Investment Income to Average Net Assets                         1.24%           1.79%**
  Portfolio Turnover Rate                                                        39%             49%
===========================================================================================================
*Inception.
**Annualized.



================================================================================================================
                                                                       SMALL-CAP INDEX FUND INSTITITONAL SHARES
                                                                             Year Ended December 31,
                                                  -------------------------------------------------- July 7* to
For a Share Outstanding Throughout Each Period            2001        2000        1999        1998   Dec 31, 1997
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                    $19.44      $23.61      $21.20      $23.75       $22.56
-----------------------------------------------------------------------------------------------------------------
Investment Operations
  Net Investment Income                                   .251        .292        .295        .336         .158
  Net Realized and Unrealized Gain (Loss) on Investments  .388      (1.145)      4.491      (1.007)       2.370
------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                      .639        (.853)      4.786       (.671)       2.528
------------------------------------------------------------------------------------------------------------------
Distributions
  Dividends from Net Investment Income                   (.259)      (.292)      (.296)      (.329)       (.288)
  Distributions from Realized Capital Gains                --       (3.025)     (2.080)     (1.550)      (1.050)
------------------------------------------------------------------------------------------------------------------
Total Distributions                                      (.259)     (3.317)     (2.376)     (1.879)      (1.338)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                          $19.82      $19.44      $23.61      $21.20        $23.75
================================================================================================================
Total Return**                                           3.27%     -2.56%      23.33%      -2.50%         11.42%
================================================================================================================

Ratios/Supplemental Data
  Net Assets, End of Period (Millions)                    $584        $490        $415        $264         $137
  Ratio of Total Expenses to Average Net Assets          0.10%       0.13%       0.12%       0.12%        0.12%Y
  Ratio of Net Investment Income to Average Net Assets   1.34%       1.32%       1.37%       1.53%        1.52%Y
  Portfolio Turnover Rate                                  39%         49%         42%         35%          29%
================================================================================================================
 *Inception.
**Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2000.
 YAnnualized.

================================================================================================================
                                                                       SMALL-CAP GROWTH INDEX FUND INVESTOR SHARES
                                                                             Year Ended December 31,
                                                  -------------------------------------------------- Apr. 20* to
For a Share Outstanding Throughout Each Period                       2001        2000        1999   Dec 31, 1998
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                               $10.97      $11.38      $ 9.53         $10.00
-------------------------------------------------------------------------------------------------------------------
Investment Operations
  Net Investment Income                                              .009        .009        .025            .03
  Net Realized and Unrealized Gain (Loss) on Investments            (.094)       .154       1.860           (.47)
---------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                                 (.085)       .163       1.885           (.44)
--------------------------------------------------------------------------------------------------------------------
Distributions
  Dividends from Net Investment Income                              (.015)      (.003)      (.035)          (.03)
  Distributions from Realized Capital Gains                           --        (.570)        --             --
-------------------------------------------------------------------------------------------------------------------
Total Distributions                                                 (.015)      (.573)      (.035)          (.03)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                     $10.87      $10.97      $11.38         $ 9.53
=====================================================================================================================
Total Return**                                                      -.78%       1.59%      19.80%         -4.77%
=====================================================================================================================

Ratios/Supplemental Data
  Net Assets, End of Period (Millions)                               $357        $356        $167            $90
  Ratio of Total Expenses to Average Net Assets                     0.27%       0.27%       0.25%          0.25%Y
  Ratio of Net Investment Income to Average Net Assets              0.11%       0.03%       0.33%          0.63%Y
  Portfolio Turnover Rate                                             74%        136%         82%            77%
=====================================================================================================================
 *Subscription  period for the fund was April 20, 1998,  to May 20, 1998,  during which  time all  assets  were  held in  money  market  instruments.  Performance measurement begins May 21, 1998.
**Total  returns  do not  reflect  transaction  fees on  purchases  (0.5%  after
February 28, 1999;  1.0% from  inception  through  February 28, 1999) or the $10 annual account maintenance fee applied on balances under $10,000.
 YAnnualized.

===============================================================================================================
                                                            SMALL-CAP GROWTH INDEX FUND INSTITUTIONAL SHARES
                                                                   Year Ended            MAY 24* TO
For a Share Outstanding Throughout Each Period                     December 31, 2001     DEC.31,2000
---------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                          $10.97          $11.03
----------------------------------------------------------------------------------------------------------------
Investment Operations
Net Investment Income                                                           .024            .009
Net Realized and Unrealized Gain (Loss) on Investments                         (.094)           .513
----------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                                            (.070)           .522
----------------------------------------------------------------------------------------------------------------
Distributions
  Dividends from Net Investment Income                                         (.030)          (.012)
  Distributions from Realized Capital Gains                                       --           (.570)
----------------------------------------------------------------------------------------------------------------
   Total Distributions                                                         (.030)          (.582)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                $10.87          $10.97
===============================================================================================================
Total Return**                                                                 -.64%           4.90%
===============================================================================================================

Ratios/Supplemental Data
  Net Assets, End of Period (Millions)                                          $109             $73
  Ratio of Total Expenses to Average Net Assets                                0.10%           0.13%Y
  Ratio of Net Investment Income to Average Net Assets                         0.28%           0.11%Y
  Portfolio Turnover Rate                                                        74%            136%
===============================================================================================================
 *Inception.
**Total returns do not reflect the 0.5% transaction fee on purchases.
 YAnnualized.

50

==================================================================================================================
                                                                       SMALL-CAP VALUE INDEX FUND INVESTOR SHARES
                                                                             Year Ended December 31,
                                                  -------------------------------------------------- Apr. 20* to
For a Share Outstanding Throughout Each Period                       2001        2000        1999   Dec 31, 1998
------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                               $ 9.65       $8.45       $8.74         $10.00
-------------------------------------------------------------------------------------------------------------------
Investment Operations
Net Investment Income                                                .074        .084        .065           .045
Net Realized and Unrealized Gain (Loss) on Investments              1.176       1.698        .210         (1.250)
-------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                                 1.250       1.782       .275          (1.205)
-------------------------------------------------------------------------------------------------------------------
Distributions
  Dividends from Net Investment Income                              (.065)      (.082)      (.070)         (.055)
  Distributions from Realized Capital Gains                         (.545)      (.500)      (.495)            --
------------------------------------------------------------------------------------------------------------------
   Total Distributions                                              (.610)      (.582)      (.565)         (.055)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                     $10.29       $9.65       $8.45         $ 8.74
==================================================================================================================
Total Return**                                                     13.70%      21.88%       3.35%        -12.47%
==================================================================================================================

Ratios/Supplemental Data
  Net Assets, End of Period (Millions)                               $802        $317        $204           $113
  Ratio of Total Expenses to Average Net Assets                     0.27%       0.27%       0.25%          0.25%Y
  Ratio of Net Investment Income to Average Net Assets              0.97%       1.16%       0.96%          1.13%Y
  Portfolio Turnover Rate                                             59%         82%         80%            53%
==================================================================================================================
*Subscription  period for the fund was April 20, 1998,  to May 20, 1998,  during which  time all  assets  were  held in  money  market  instruments.  Performance measurement begins May 21, 1998.
**Total  returns  do not  reflect  transaction  fees on  purchases  (0.5%  after
February 28, 1999;  1.0% from  inception  through  February 28, 1999) or the $10 annual account maintenance fee applied on balances under $10,000.
YAnnualized.

================================================================================================================
                                                         SMALL-CAP VALUE INDEX FUND INSTITUTIONAL SHARES
                                                              Year Ended December 31,
                                                    -----------------------------------Apr. 20* to
For a Share Outstanding Throughout Each Period                     2001        2000   Dec 31, 1999
------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                             $ 9.65       $8.45          $8.74
------------------------------------------------------------------------------------------------------------
Investment Operations
  Net Investment Income                                            .089        .097           .009
  Net Realized and Unrealized Gain (Loss) on Investments          1.176       1.698           .226
-----------------------------------------------------------------------------------------------------------
   Total from Investment Operations                               1.265       1.795           .235
-----------------------------------------------------------------------------------------------------------
Distributions
  Dividends from Net Investment Income                            (.080)      (.095)         (.070)
  Distributions from Realized Capital Gains                       (.545)      (.500)         (.455)
-----------------------------------------------------------------------------------------------------------
   Total Distributions                                            (.625)      (.595)         (.525)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                   $10.29       $9.65          $8.45
===========================================================================================================
Total Return**                                                   13.86%      22.04%          2.83%
===========================================================================================================

Ratios/Supplemental Data
  Net Assets, End of Period (Millions)                             $325        $86             $10
  Ratio of Total Expenses to Average Net Assets                   0.10%       0.13%          0.13%Y
  Ratio of Net Investment Income to Average Net Assets            1.14%       1.36%          1.37%Y
  Portfolio Turnover Rate                                           59%         82%            80%
=============================================================================================================
*Inception.
**Total returns do not reflect the 0.5% transaction fee on purchases.
YAnnualized.

NOTES TO FINANCIAL STATEMENTS

Vanguard Small-Cap Index, Small-Cap Growth Index, and Small-Cap Value Index Funds are registered under the Investment Company Act of 1940 as open-end investment companies, or mutual funds.

     The Small-Cap Index Fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. The Small-Cap Growth Index and the Small-Cap Value Index Funds each offer two classes of shares, Investor Shares and Institutional Shares. Investor Shares are available to any investor who meets the fund's minimum purchase requirements. Admiral Shares were first issued on November 13, 2000, and are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $10 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.
     1. Security Valuation: Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices are taken from the primary market in which each security trades. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued by methods deemed by the board of trustees to represent fair value.

     2. Federal Income Taxes: Each fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

     3. Repurchase Agreements: The funds, along with other members of The Vanguard Group, transfer uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     4. Futures Contracts: The Small-Cap Index Fund uses Russell 2000 Index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.
     Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

     5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

     6. Other: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Transaction fees assessed on purchases of capital shares are credited to paid-in capital.
     Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to each fund under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2001, the funds had contributed capital to Vanguard (included in Other Assets) of:

--------------------------------------------------------------------------------
                     Capital Contributions   Percentage      Percentage of
                               to Vanguard      of Fund         Vanguard's
Index Fund                           (000)   Net Assets     Capitalization
--------------------------------------------------------------------------------
Small-Cap                             $805         0.02%              0.80%
Small-Cap Growth                        79         0.02               0.08
Small-Cap Value                        187         0.02               0.19
--------------------------------------------------------------------------------

The funds' trustees and officers are also directors and officers of Vanguard.

C. The funds' custodian banks have agreed to reduce their fees when the funds maintain cash on deposit in their non-interest-bearing custody accounts. For the year ended December 31, 2001, custodian fee offset arrangements reduced expenses of the Small-Cap Index Fund by $25,000.

D. During the year ended December 31, 2001, purchases and sales of investment securities other than temporary cash investments were:

--------------------------------------------------------------------------------
                                                     (000)
                                          --------------------------------------
Index Fund                                Purchases               Sales
--------------------------------------------------------------------------------
Small-Cap                                $1,931,757          $1,663,901
Small-Cap Growth                            352,360             311,679
Small-Cap Value                           1,120,477             472,129
--------------------------------------------------------------------------------

     During the year ended December 31, 2001, the Small-Cap Index Fund realized $2,196,000 of net capital gains resulting from in-kind redemptions--in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

     The Small-Cap Growth Index and the Small-Cap Value Index Funds used a tax accounting practice to treat a portion of the price of capital shares redeemed during 2000 and 2001 as distributions from net investment income and realized capital gains. Accordingly, the funds have reclassified the following amounts from undistributed net investment income and accumulated net realized gains to paid-in capital:

--------------------------------------------------------------------------------
                                                     (000)
                                     -------------------------------------------
                                      Undistributed            Accumulated
                                     Net Investment           Net Realized
Index Fund                                   Income                  Gains
--------------------------------------------------------------------------------
Small-Cap Growth                               $ 17                   $ 35
Small-Cap Value                                 624                  4,413
--------------------------------------------------------------------------------

     For tax purposes, at December 31, 2001, the funds had the following capital gains available for distribution, or capital losses available to offset future net capital gains:

--------------------------------------------------------------------------------
                                                  Capital Loss
                          Capital Gains-----------------------------------------
                          Available for                       Expiration:
                           Distribution     Amount  Fiscal Year(s) Ending
Index Fund                        (000)      (000)           December 31,
--------------------------------------------------------------------------------
Small-Cap                            --    $68,761                   2009
Small-Cap Growth                     --     77,734              2009-2010
Small-Cap Value                 $36,658        --                      --
--------------------------------------------------------------------------------

The Small-Cap Value Index Fund's capital gains available for distribution include short-term gains of $25,474,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

E.  At  December  31,  2001,  net  unrealized  appreciation   (depreciation)  of
investment securities for financial reporting and federal income tax purposes was:

--------------------------------------------------------------------------------
                                                     (000)
                                     -------------------------------------------
                                                                 Net Unrealized
                        Appreciated          Depreciated           Appreciation
Index Fund               Securities           Securities          (Depreciation)
--------------------------------------------------------------------------------
Small-Cap                  $844,339           $(902,906)               $(58,567)
Small-Cap Growth             80,333             (25,369)                  54,964
Small-Cap Value              91,932             (75,771)                  16,161
--------------------------------------------------------------------------------

     At December 31, 2001, the aggregate settlement value of open futures contracts expiring in March 2002 and the related unrealized appreciation were:

--------------------------------------------------------------------------------
                                                     (000)
                                     -------------------------------------------

                                                 Aggregate        Unrealized
                                    Number of   Settlement      Appreciation
Index Fund/Futures Contracts   Long Contracts        Value    (Depreciation)
--------------------------------------------------------------------------------
Small-Cap/Russell 2000 Index               57      $13,945              $621
--------------------------------------------------------------------------------

Unrealized appreciation on open futures contracts is treated as realized gain for tax purposes.

F. The market value of securities on loan to broker/dealers at December 31, 2001, and collateral received with respect to such loans were:

--------------------------------------------------------------------------------
                                                     (000)
                                     -------------------------------------------
                                        Market Value                 Cash
                                           of Loaned           Collateral
Index Fund                                Securities             Received
--------------------------------------------------------------------------------
Small-Cap                                   $125,119             $154,211
Small-Cap Growth                               4,889                5,232
Small-Cap Value                               15,945               16,994
--------------------------------------------------------------------------------

The funds invest cash collateral received in repurchase agreements, and record a liability for the return of the collateral, during the period the securities are on loan. G. Capital share transactions for each class of shares were:

----------------------------------------------------------------------------------------------------------
                                                                  Year Ended December 31,
                                                ----------------------------------------------------------
                                                           2001                           2000
                                                -------------------------       --------------------------
                                                    Amount    Shares               Amount        Shares
Index Fund                                           (000)     (000)                (000)         (000)
----------------------------------------------------------------------------------------------------------
SMALL-CAP
Investor Shares
 Issued                                           $842,493    43,928          $ 1,398,652        57,881
 Issued in Lieu of Cash Distributions               36,583     1,827              491,844        26,983
 Redeemed                                         (968,803)  (50,931)          (1,188,163)      (51,370)
                                                ----------------------------------------------------------
  Net Increase (Decrease)--Investor Shares         (89,727)   (5,176)             702,333        33,494
                                                ----------------------------------------------------------
Admiral Shares
 Issued                                            368,539    19,184              253,068        11,496
 Issued in Lieu of Cash Distributions                5,443       272               28,632         1,606
 Redeemed                                          (90,122)   (4,848)              (2,785)         (133)
                                                ----------------------------------------------------------
  Net Increase (Decrease)--Admiral Shares          283,860    14,608              278,915        12,969
                                                ----------------------------------------------------------
Institutional Shares
 Issued                                            192,923    10,165              280,399        11,873
 Issued in Lieu of Cash Distributions                3,075       138               62,547         3,450
 Redeemed                                         (113,877)   (6,034)            (173,782)       (7,699)
                                                ----------------------------------------------------------
  Net Increase (Decrease)--Institutional Shares     82,121     4,269              169,164         7,624
 ---------------------------------------------------------------------------------------------------------
SMALL-CAP GROWTH
Investor Shares
 Issued                                           $ 98,546     9,585            $ 317,984        24,996
 Issued in Lieu of Cash Distributions                  377        34               16,226         1,525
 Redeemed                                          (93,086)   (9,163)            (105,956)       (8,802)
                                                ----------------------------------------------------------
Net Increase (Decrease)--Investor Shares             5,837       456              228,254        17,719
                                                ----------------------------------------------------------
Institutional Shares
 Issued                                             52,645     5,040                80,757        6,808
 Issued in Lieu of Cash Distributions                  295        27                3,614           339
 Redeemed (16,194) (1,670) (6,024) (512)
                                                ----------------------------------------------------------
Net Increase (Decrease)--Institutional Shares       36,746     3,397               78,347         6,635
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                                  Year Ended December 31,
                                                ----------------------------------------------------------
                                                           2001                           2000
                                                -------------------------       --------------------------
                                                    Amount    Shares               Amount        Shares
Index Fund                                           (000)     (000)                (000)         (000)
----------------------------------------------------------------------------------------------------------
SMALL-CAP VALUE
Investor Shares
 Issued                                          $ 562,858    56,428             $130,411        14,727
 Issued in Lieu of Cash Distributions               32,383     3,441               15,227         1,725
 Redeemed                                         (140,576)  (14,715)             (66,995)       (7,822)
                                                ----------------------------------------------------------
Net Increase (Decrease)--Investor Shares           454,665    45,154               78,643         8,630
                                                ----------------------------------------------------------
Institutional Shares
 Issued                                            290,445    28,569               73,136         8,431
 Issued in Lieu of Cash Distributions               12,407     1,306                2,618           290
 Redeemed                                          (66,935)   (7,182)              (8,707)         (973)
                                                ----------------------------------------------------------
Net Increase (Decrease)--Institutional Shares      235,917    22,693               67,047         7,748
----------------------------------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Trustees of Vanguard U.S. Stock Index Funds:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Small-Cap Index Fund, Small-Cap Growth Index Fund, and Small-Cap Value Index Fund (separate funds of Vanguard U.S. Stock Index Funds, hereafter referred to as the "Funds") at December 31, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

January 31, 2002
--------------------------------------------------------------------------------
SPECIAL 2001 TAX INFORMATION
         (unaudited) for Vanguard U.S. Stock Index Funds
         (Small-Capitalization Portfolios)

This information for the fiscal year ended December 31, 2001, is included pursuant to provisions of the Internal Revenue Code.
     The Small-Cap Value Index Fund distributed $9,605,000 as capital gain dividends (from net long-term capital gains) to shareholders during the fiscal year, all of which is designated as a 20% rate gain distribution.
     For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

               -------------------------------------
               Vanguard Fund              Percentage
               -------------------------------------
               Small-Cap                       73.1%
               Small-Cap Growth               100.0
               Small-Cap Value                 18.8
               -------------------------------------

ADVANTAGES OF VANGUARD.COM(TM)
                                                             [PHOTO OF COMPUTER]

Why wait for the mail? You can get fund reports like this one sooner--and reduce the amount of mail you receive from us. Simply choose to view your fund reports online. Consider the benefits of using Vanguard.com. On our website, you can:
*    Choose to receive all fund reports, as well as prospectuses, online.
* Request a courtesy e-mail to notify you when a new fund report or prospectus is available. When you receive fund reports and prospectuses online, you lower Vanguard's printing and postage costs--and that helps to reduce the expense ratios of your funds. You will continue to receive confirmations of purchases, redemptions, and other account activity by mail.

HOW TO NOTIFY US ABOUT YOUR MAILING PREFERENCES
You can easily tell us to stop mailing your fund reports and prospectuses. Just log on to Vanguard.com (or follow the easy steps to register for secure, online access to your accounts) and update your Web profile. Registered users can also view their account values; download records of recent transactions; research and track the performance of individual securities and funds; buy, exchange, and sell fund shares; and much more.
     If you invest directly with us, you can also elect to receive all of your account statements online or to continue the mailing of only your year-end statements, which detail every transaction you make during the year. However, if you invest with us through an employer-sponsored retirement plan or a financial intermediary, some of these options may not be available to you.
     All Vanguard shareholders can choose to receive our electronic newsletters:
ECONOMIC WEEK IN REVIEW, a recap of each week's key economic reports and market activity; and WHAT'S NEW AT VANGUARD, a monthly update on our mutual funds, services, and online resources.

YOUR ONLINE INFORMATION IS SECURE
Vanguard.com uses some of the most secure forms of online communication available, including data encryption and Secure Sockets Layer (SSL) protocol. These technologies provide a high level of security and privacy when you access your account information, initiate online transactions, or send us messages.

VANGUARD(R) FAMILY OF FUNDS

STOCK FUNDS
500 Index Fund
Calvert Social Index(TM) Fund
Capital Opportunity Fund
Capital Value Fund
Convertible Securities Fund
Developed Markets Index Fund
Emerging Markets Stock Index Fund
Energy Fund
Equity Income Fund
European Stock Index Fund
Explorer(TM) Fund
Extended Market Index Fund
Global Equity Fund
Growth and Income Fund
Growth Equity Fund
Growth Index Fund
Health Care Fund
Institutional Developed Markets Index Fund
Institutional Index Fund
Institutional Total Stock Market Index Fund
International Growth Fund
International Value Fund
Mid-Cap Index Fund
Morgan(TM) Growth Fund
Pacific Stock Index Fund
Precious Metals Fund
PRIMECAP Fund
REIT Index Fund
Selected Value Fund
Small-Cap Growth Index Fund
Small-Cap Index Fund
Small-Cap Value Index Fund
Strategic Equity Fund
Tax-Managed Capital Appreciation Fund
Tax-Managed Growth and Income Fund
Tax-Managed International Fund
Tax-Managed Small-Cap Fund
Total International Stock Index Fund
Total Stock Market Index Fund
U.S. Growth Fund
U.S. Value Fund
Utilities Income Fund
Value Index Fund
Windsor(TM) Fund
Windsor(TM) II Fund
BALANCED FUNDS
Asset Allocation Fund
Balanced Index Fund
LifeStrategy(R) Conservative Growth Fund
LifeStrategy(R) Growth Fund
LifeStrategy(R) Income Fund
LifeStrategy(R) Moderate Growth Fund
STAR(TM) Fund
Tax-Managed Balanced Fund
Wellesley(R) Income Fund
Wellington(TM) Fund
BOND FUNDS
GNMA Fund
High-Yield Corporate Fund
High-Yield Tax-Exempt Fund
Inflation-Protected Securities Fund
Insured Long-Term Tax-Exempt Fund
Intermediate-Term Bond Index Fund
Intermediate-Term Corporate Fund
Intermediate-Term Tax-Exempt Fund
Intermediate-Term Treasury Fund
Limited-Term Tax-Exempt Fund
Long-Term Bond Index Fund
Long-Term Corporate Fund
Long-Term Tax-Exempt Fund
Long-Term Treasury Fund
Short-Term Bond Index Fund
Short-Term Corporate Fund
Short-Term Federal Fund
Short-Term Tax-Exempt Fund
Short-Term Treasury Fund
State Tax-Exempt Bond Funds (California, Florida, Massachusetts,
 New Jersey, New York, Ohio, Pennsylvania)
Total Bond Market Index Fund
MONEY MARKET FUNDS
Admiral(TM) Treasury Money Market Fund
Federal Money Market Fund
Prime Money Market Fund
State Tax-Exempt Money Market Funds (California, New Jersey, New York,
 Ohio, Pennsylvania)
Tax-Exempt Money Market Fund
Treasury Money Market Fund
VARIABLE ANNUITY PLAN
Balanced Portfolio
Diversified Value Portfolio
Equity Income Portfolio
Equity Index Portfolio
Growth Portfolio
High-Grade Bond Portfolio
High Yield Bond Portfolio
International Portfolio
Mid-Cap Index Portfolio
Money Market Portfolio
REIT Index Portfolio
Short-Term Corporate Portfolio
Small Company Growth Portfolio

For information about Vanguard funds and our variable annuity plan, including charges and expenses, obtain a prospectus from The Vanguard Group, P.O. Box 2600, Valley Forge, PA 19482-2600. Read it carefully before you invest or send money.

THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

     A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.
     Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the

------------------------------------------------------------------------------------------------------------------------------
                         POSITION(S)
                         HELD WITH FUND
NAME                     (NUMBER OF
(DATE OF BIRTH)          VANGUARD FUNDS
TRUSTEE/OFFICER          OVERSEEN BY                PRINCIPAL OCCUPATION(S) DURING
SINCE                    TRUSTEE)                   THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------
JOHN J. BRENNAN*         Chairman of the Board,     Chairman of the Board, Chief Executive Officer,of The Vanguard Group,Inc.,
(July 29, 1954)          Chief Executive Officer,   and of each of the investment companies served by The Vanguard Group.
May 1987                 and Trustee
                         (106)
-------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
CHARLES D. ELLIS         Trustee                    The Partners of '63 (pro bono ventures in education); Senior Adviser
(October 23, 1937)       (106)                      to Greenwich Associates (international business-strategy consulting);
January 2001                                        Successor Trustee of Yale University; Overseer of the Stern School of
                                                    Business at New York University; Trustee of the Whitehead Institute
                                                    for Biomedical Research.
--------------------------------------------------------------------------------------------------------------------------------
RAJIV L. GUPTA           Trustee                    Chairman and Chief Executive Officer (since October 1999), Vice
(December 23, 1945)      (84)                       Chairman (January-September 1999), and Vice President (prior to
December 2001                                       September 1999)of Rohm and Haas Co. (chemicals); Director of Technitrol,Inc.
                                                    (electronic components), and Agere Systems (communications components);
                                                    Board Member of the American Chemistry Council; and Trustee of Drexel
                                                    University.
---------------------------------------------------------------------------------------------------------------------------------
JOANN HEFFERNAN HEISEN   Trustee                    Vice President, Chief Information Officer, and Member of the Executive
(January 25, 1950)       (106)                      Committee of Johnson & Johnson (pharmaceuticals/consumer products);
July 1998                                           Director of the Medical Center at Princeton and Women's Research and
                                                    Education Institute.
---------------------------------------------------------------------------------------------------------------------------------
BRUCE K. MACLAURY        Trustee                    President Emeritus of The Brookings Institution (an independent,
(May 7, 1931)            (86)                       nonpartisan research organization); Director of the American Express
January 1990                                        Bank, Ltd., The St. Paul Companies, Inc. (insurance and financial services), and the National Steel Corp.
---------------------------------------------------------------------------------------------------------------------------------
BURTON G. MALKIEL        Trustee                    Chemical Bank Chairman's Professor of Economics, Princeton
(August 28, 1932)        (104)                      University; Director of Prudential Insurance Co. of America, BKF Capital
May 1977                                            (investment management), The Jeffrey Co. (a holding company), and NeuVis, Inc. (a software company).
---------------------------------------------------------------------------------------------------------------------------------
ALFRED M. RANKIN, JR.    Trustee                    Chairman, President, Chief Executive Officer, and Director of NACCO
(October 8, 1941)        (106)                      Industries, Inc. (forklift trucks/housewares/lignite); Director of Goodrich
January 1993                                        Corporation (industrial products/aircraft systems and services); Director of the Standard Products Company (a supplier for the automotive industry)
                                                    until 1998.
---------------------------------------------------------------------------------------------------------------------------------
JAMES O. WELCH, JR.      Trustee                    Retired Chairman of Nabisco Brands, Inc.; retired Vice Chairman
(May 13, 1931)           (106)                      and Director of RJR Nabisco; Director of TECO Energy, Inc.
September 1971
---------------------------------------------------------------------------------------------------------------------------------
J. LAWRENCE WILSON       Trustee                    Retired Chairman and Chief Executive Officer of Rohm and Haas Co.
(March 2, 1936)          (106)                      (chemicals); Director of Cummins Inc. (diesel engines), The Mead
April 1985                                          Corp. (paper products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University. thja
---------------------------------------------------------------------------------------------------------------------------------

activities of the funds. Among board members' responsibilities are selecting investment advisers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.
     Each trustee serves a fund until its termination; or until the trustee's retirement, resignation, or death; or otherwise as specified in the fund's organizational documents. Any trustee may be removed at a shareholders' meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.
--------------------------------------------------------------------------------
                     Position(s)
                     Held with Fund
Name                 (Number of
(Date of Birth)      Vanguard Funds
Trustee/Officer      Overseen by       Principal Occupation(s) During the
Since                Trustee)          Past Five Years
--------------------------------------------------------------------------------
EXECUTIVE OFFICERS*
R. GREGORY BARTON       Secretary       Managing Director and General Counsel of
(April 25, 1951)        (106)           The Vanguard Group, Inc.(since September
June 2001                               1997); Secretary of The Vanguard Group,
                                        and of each of the investment companies
                                        served  by The Vanguard Group;Principal
                                        of The Vanguard Group (prior to Sept-
                                        ember 1997).
--------------------------------------------------------------------------------
THOMAS J. HIGGINS    Treasurer    Principal of The Vanguard Group, Inc.;
(May 21, 1957)         (106)      Treasurer of each of the investment companies
July 1998                        served by The Vanguard Group.
--------------------------------------------------------------------------------
*Officers of the funds are "interested persons" as defined in the Investment Company Act of 1940.
More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

VANGUARD SENIOR MANAGEMENT TEAM
MORTIMER J. BUCKLEY, Information Technology.
F. WILLIAM MCNABB, III, Institutional Investor Group.
JAMES H. GATELY, Direct Investor Services.
MICHAEL S. MILLER, Planning and Development.
KATHLEEN C. GUBANICH, Human Resources.
RALPH K. PACKARD, Chief Financial Officer.
IAN A. MACKINNON, Fixed Income Group.
GEORGE U. SAUTER, Quantitative Equity Group.
--------------------------------------------------------------------------------

JOHN C. BOGLE, Founder; Chairman and Chief Executive Officer, 1974-1996.
--------------------------------------------------------------------------------

Vanguard,  The  Vanguard  Group,   Vanguard.com,   Admiral,   Explorer,  Morgan,
LifeStrategy, STAR, Wellesley, Wellington, Windsor, and the ship logo are trademarks of The Vanguard Group, Inc.

Standard & Poor's(R), S&P(R), S&P 500(R), and S&P SmallCap 600 are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by The Vanguard Group, Inc. Vanguard mutual funds are not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the funds.

Calvert Social Index is a trademark of Calvert Group, Ltd., and has been licensed for use by The Vanguard Group, Inc. Vanguard Calvert Social Index Fund is not sponsored, endorsed, sold, or promoted by Calvert Group, Ltd., and Calvert Group, Ltd., makes no representation regarding the advisability of investing in the fund.

All other marks are the property of their respective owners.

                                                                          [SHIP]
                                                    [THE VANGUARD GROUP(R) LOGO]
                                                     Post Office Box 2600
                                                     Valley Forge, PA 19482-2600


ABOUT OUR COVER
Our cover photograph was taken by Michael Kahn in September 2000 aboard HMS Rose in New York's Long Island Sound. Mr. Kahn is a renowned photographer--and accomplished sailor--whose work often focuses on seascapes and nautical images. The photograph is copyrighted by Mr. Kahn.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

FOR MORE INFORMATION
This report is intended for the funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.
     To receive a free copy of the prospectus or the Statement of Additional Information, or to request additional information about the fund or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through Vanguard.com(TM). Prospectuses may also be viewed online.

FUND INFORMATION
1-800-662-7447

TEXT TELEPHONE
1-800-952-3335

DIRECT INVESTOR ACCOUNT SERVICES
1-800-662-2739

INSTITUTIONAL INVESTOR SERVICES
1-800-523-1036

WORLD WIDE WEB
www.vanguard.com

(C)2002 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

Q480 022002

VANGUARD9R) U.S. STOCK INDEX FUNDS
MID-CAPITALIZATION PORTFOLIOS

ANNUAL REPORT - DECEMBER 31, 2001

Stock

Vanguard Extended Market
Index Fund

Vanguard Mid-Cap Index Fund

[THE VANGUARD GROUP LOGO]

PERSPECTIVE

Maintaining a long-term investment perspective isn't easy. Perhaps that's why it has proven to be so rewarding.
     With  news,   information,   and  opinion  constantly  bombarding  us,  the
temptation to buy or sell--to do something--is powerful. Yet such activity is often counterproductive. Emotions can lead us to big mistakes, like jumping into a hot investment we know little about or selling a sound long-term holding when it sags for a while.
     The actions we recommend are quite simple.
     First, take the time to decide on a mix of stocks, bonds, and cash investments that makes sense for you. Take into account your investment time horizon, your goals, and your ability and willingness to ride out market fluctuations. Write this mix down--it's your investment plan.
     Second, use low-cost, widely diversified mutual funds to carry out your asset allocation.
     Third, stick with your plan, unless there's a major change in your time horizon, goals, or financial situation. Don't "play the market"--and if you feel you must, don't risk more than a tiny percentage of your assets.
     Finally, if market news, the opinions of "experts," or the hope of a big score tempts you to act, consult your plan. It may help you keep a long-term perspective.

--------------------------------------------------------------------------------
CONTENTS

Letter from the Chairman                                    1

Fund Profiles                                               7

Glossary of Investment Terms                                9

Performance Summaries                                      10

Your Fund's After-Tax Returns                              13

Financial Statements                                       14

Advantages of Vanguard.com                                 62

SUMMARY

* Vanguard Extended Market Index Fund returned -9.1% in 2001, while our Mid-Cap Index Fund returned -0.5%.

* Both funds met their investment objectives by closely tracking their target indexes, although the Extended Market Index Fund lagged its average peer.

* The broad U.S. stock market fell -11.0% for the year, amid sharp declines in technology and telecommunications stocks.

Letter from the Chairman                             [PHOTO JOHN J. BRENNAN]

Fellow Shareholder,

Mid-capitalization stocks declined during 2001, but held up better than the overall stock market, which fell for the second consecutive year. vanguard(R) mid-cap index fund returned -0.5%. vanguard(R) extended market index fund, which invests in both mid- and small-cap stocks, returned -9.1%.
     The table below compares the total return (capital change plus reinvested dividends) for each fund with the results of its average peer and its target index. The returns for our funds' Admiral(TM) and Institutional Shares are also shown. Each fund's total return is based on the change in its net asset value during the year and reflects income dividends and capital gains distributions. (See the table that follows this letter for details.) If you own one of our funds in a taxable account, you may wish to review our report on the funds' after-tax returns on page 13.

------------------------------------------------------------------
2001 TOTAL RETURNS                              FISCAL YEAR ENDED
                                                      DECEMBER 31
------------------------------------------------------------------
VANGUARD EXTENDED MARKET INDEX FUND
        Investor Shares                                 -9.1%
        Admiral Shares                                  -9.1
        Institutional Shares                            -9.0
Average Mid-Cap Core Fund*                              -3.6
Wilshire 4500 Completion Index                          -9.3
------------------------------------------------------------------
VANGUARD MID-CAP INDEX FUND
        Investor Shares                                 -0.5%
        Admiral Shares                                   8.1**
        Institutional Shares                            -0.4
Average Mid-Cap Core Fund*                              -3.6
S&P MidCap 400 Index                                    -0.6
------------------------------------------------------------------
*Derived from data provided by Lipper Inc.
**Since inception on November 12, 2001.


FINANCIAL MARKETS IN REVIEW

Stock investors were sorely tested in 2001. The longest economic expansion in U.S. history ended in March and a recession began. Corporate profits and stock market valuations were already down sharply before September 11. The terrorist attacks led to a four-day hiatus from stock trading, and stock prices lost more ground when trading resumed. However, a rally took hold in the remainder of the year, reducing the market's losses. For the full 12 months, though, the broad U.S. stock market lost more than 10% of its value, producing its first back-to-back yearly losses since 1973-1974. Technology stocks were especially hard hit, falling -27%.
     During the first nine months of the year, value-oriented shares outperformed growth stocks--by declining more modestly. But the fourth quarter's upturn brought a reversal: Growth stocks delivered the strongest gains. Small-capitalization stocks bested large ones throughout the

--------------------------------------------------------------------------------
Market Barometer                                Average Annual Total Returns
                                               Periods Ended December 31, 2001
--------------------------------------------------------------------------------
                                               One         Three         Five
                                              Year         Years        Years
--------------------------------------------------------------------------------
STOCKS
S&P 500 Index (Large-caps)                   -11.9%        -1.0%        10.7%
Russell 2000 Index (Small-caps)                2.5          6.4          7.5
Wilshire 5000 Index (Entire market)          -11.0         -0.7          9.7
MSCI EAFE Index (International)              -22.0         -5.3          0.7
--------------------------------------------------------------------------------
BONDS
Lehman Aggregate Bond Index (Entire market)    8.4%         6.3%         7.4%
Lehman 10 Year Municipal Bond Index            4.6          4.6          5.9
Salomon Smith Barney 3-Month
  U.S. Treasury Bill Index                     4.1          4.9          5.0
================================================================================
CPI
Consumer Price Index                           1.6%         2.5%         2.2%
================================================================================


year. On balance, stocks declined -11.0%, as measured by the Wilshire 5000 Total Market Index.
     The dismal environment for stocks proved to be a tonic for bonds. In an aggressive attempt to jump-start the flagging U.S. economy, the Federal Reserve Board slashed interest rates 11 times. As shown in the chart below, the Fed pushed its target for short-term interest rates from 6.50% to 1.75%--the lowest level in four decades. Lower interest rates translated into meaningful price gains for most high-quality bonds. For the year, the Lehman Brothers Aggregate Bond Index, a measure of the entire market for investment-grade U.S. bonds, returned 8.4%.
     Of course, lower rates can be tough on investors who depend on fixed income securities for current income. By the end of the year, the yield of the 3-month U.S. Treasury bill had plunged to 1.72%, down from 5.90% at the beginning of the year and roughly even with the rate of inflation. As a result, most short-term investment vehicles were providing minuscule "real," or inflation-adjusted, returns. The yields of the 10-year Treasury note and

A RECORD NUMBER OF INTEREST RATE CUTS (12 MONTHS ENDED DECEMBER 31, 2001)

In 2001, the Federal Reserve Board lowered its target for short-term interest rates a record 11 times. By repeatedly reducing the federal funds rate--the interest rate that banks charge each other for overnight loans made through the Federal Reserve System-- the Fed hoped to encourage investment and economic growth.

     12/31/2000           6.5
       1/3/2001             6
      1/31/2001           5.5
      2/28/2001           5.5
      3/20/2001             5
      4/18/2001           4.5
      5/15/2001             4
      6/27/2001          3.75
      7/30/2001          3.75
      8/21/2001           3.5
      8/31/2001           3.5
      9/17/2001             3
      10/2/2001           2.5
      11/6/2201             2
     12/11/2001          1.75
--------------------------------------------------------------------------------
Source: Federal Reserve Board.

the 30-year Treasury bond finished 2001 little changed, at 5.05% and 5.47%, respectively.
     International stock markets generally followed the U.S. market's descent. The Morgan Stanley Capital International Europe, Australasia, Far East (EAFE) Index, a measure of equity returns in 21 developed markets, fell -22.0% in dollars for the 12 months.

2001 PERFORMANCE OVERVIEW
VANGUARD EXTENDED MARKET INDEX FUND declined for the second consecutive year in 2001, and its -9.1% return lagged the -3.6% average return of competing mid-cap stock funds. In comparison with its average peer, the fund was hurt by sharp declines in some stocks that were relatively new to the target index, the Wilshire 4500. The index adds stocks soon after their initial public offerings--a policy that led to the inclusion of many Internet-related stocks in the late 1990s and in early 2000. Such stocks generally continued to plummet in 2001 in the wake of the "dot-com" collapse.
     There was, however, some good news for shareholders in the Extended Market Index Fund in 2001: For the third consecutive year, the fund's result was better than that of its unmanaged benchmark. That means that the fund once again recouped all of its operating and transaction costs--and then some. Such costs are not borne by the index, which is merely a theoretical construct designed to allow investors to track the gross performance of mid- and small-cap stocks. That said, we recognize that the satisfaction of edging the index is limited in a down year, and we thank shareholders for sticking with their investment during these trying times.
     We added to the Extended Market Index Fund a new class of shares--VIPER(TM) Shares--that are listed on the American Stock Exchange. Investors who want intraday liquidity can buy or sell VIPER shares throughout the trading day. VIPER Shares were issued to specialists on the exchange on December 27, and began trading on January 4.
     VANGUARD MID-CAP INDEX FUND'S -0.5% return in 2001 was the first calendar-year decline in its brief history. The fund's return was notably better than that of the Extended Market Index Fund because the Standard & Poor's index that it tracks excludes companies with less than three years of operating earnings. As a result, the Mid-Cap Index Fund was never exposed--on the upside or the downside--to many of the newer technology and telecommunications stocks that ultimately hurt the returns of the Extended Market Index Fund in 2000 and 2001.

                                                        ------------------------
                                                               Vanguard Extended
                                                               Market Index Fund
                                                         declined for the second
                                                             consecutive year in
                                                            2001, and lagged the
                                                               average result of
                                                               competing mid-cap
                                                              stock funds by 5.5
                                                              percentage points.

The Mid-Cap Index Fund outpaced the average mid-cap core fund by 3.1 percentage points. The fund also overcame its operating and transaction costs to edge the result of its target index.

LONG-TERM PERFORMANCE OVERVIEW
The table below presents the average annual returns for the past decade for our Extended Market Index Fund and for the lifetime of our Mid-Cap Index Fund, which began operations May 21, 1998. The table also shows the average annual returns for our comparative measures and how hypothetical $10,000 investments in each would have fared through December 31, 2001.

TOTAL RETURNS                                           TEN YEARS ENDED
                                                        DECEMBER 31, 2001*
                                                    ----------------------------
                                               AVERAGE            FINAL VALUE OF
                                                ANNUAL                 A $10,000
                                                RETURN        INITIAL INVESTMENT
--------------------------------------------------------------------------------
Extended Market Index Fund
        Investor Shares                          11.1%                 $28,571
Average Mid-Cap
        Core Fund                                14.1                   37,389
Wilshire 4500 Index                              10.7                   27,574
--------------------------------------------------------------------------------
Mid-Cap Index Fund
        Investor Shares                          11.3%                 $14,709
Average Mid-Cap
        Core Fund                                 9.9                   14,061
S&P MidCap 400 Index                             10.7                   14,453
--------------------------------------------------------------------------------
*For Mid-Cap Index Fund and comparative measures, returns are since the fund's inception on May 21, 1998.



     The EXTENDED MARKET INDEX FUND delivered an average annual return of 11.1% over the past decade, 3 percentage points less than the average mid-cap core mutual fund. We lagged for two reasons. First, most actively managed mid-cap funds invest in some large-cap stocks. (The median market capitalization of our average peer is more than four times that of the Extended Market Index Fund--$8.1 billion versus $1.8 billion). Large-cap stocks led the market for much of the past decade, boosting the average result of our peers. The second reason, which we addressed earlier, was the collapse of the tech bubble and the resulting shortfall versus competing funds over the last two years. The Extended Market Index Fund's average annual return during the ten years ended December 31, 1999, was much closer to the average result of competing funds: 16.3% versus 17.6%.
     The MID-CAP INDEX FUND has outpaced its average competitor by 1.4 percentage points, on an average annual basis, during its 31/2-year lifetime. The construction of the fund's target index helps to explain this result. As we noted earlier, the S&P indexes do not add newly created companies that lack operating histories. The Mid-Cap Index Fund thus badly lagged its peer group during the dot-com boom of 1999. Of course, the fund was spared much of the damage from the collapse of some of those stocks during 2001, and has made up all the ground it had lost.
     The inherent advantages of indexing--low operating and transaction costs, broad diversification, and a commitment to remaining fully invested in the target market segment--have proven themselves over the long haul. In some years, a majority of actively managed funds will outpace the indexes. But over long periods, it is very difficult for actively managed funds to overcome the handicap of the operating and transaction costs they incur. For the individual investor, figuring out--in advance--which of the many actively managed contenders will be future "winners" is, more often than not, an unrewarding task.
     Our index funds have historically provided an element of predictability in an uncertain world--they have closely tracked their index benchmarks year after year. Indeed, as the table on page 4 shows, each fund has been able to slightly outpace its target index. Some slight deviation from the benchmarks is expected as the funds incur transaction costs when rebalancing in response to changes in their target indexes. And, in the case of the Extended Market Index Fund, some slight deviation may occur because we use a sampling technique to track its index, thus avoiding the cost and inefficiency of purchasing shares in every stock in the Wilshire 4500. Because the funds incur transaction costs not suffered by the indexes, Vanguard's Quantitative Equity Group looks for opportunities to add marginal value to the funds whenever possible. We recognize the superb efficiency with which the Quantitative Equity Group manages all of our indexed stock portfolios.
     Indeed, efficiency in the index fund's management and operations is central to Vanguard's cost advantage. Our economical cost structure furthermore makes us confident that our funds' long-term performance will be solid. Our mid-cap index funds had expense ratios (annual costs as a percentage of average net asset value) in 2001 ranging from 0.10% for Institutional Shares to 0.25% for Investor Shares in both funds. By comparison, the average expense ratio charged by our peer funds was 1.43%. Our competitors thus have to generate a gross return that is more than a percentage point higher than ours--year in, year out--to achieve the same net return.
     During 2001, Vanguard marked the 25th anniversary of the industry's first index mutual fund, Vanguard(R) 500 Index Fund. When we introduced that fund in 1976, critics dismissed it as a sure path to "mediocrity." But indexing's long-term track record has forced some of the critics to offer index funds of their own. And millions of investors have come to embrace indexing as a sensible long-term approach to participating in the financial markets.

                                                           ---------------------
                                                                    During 2001,
                                                             Vanguard celebrated
                                                            25 years of offering
                                                             index mutual funds.
                                                               Though scorned at
                                                             first, indexing has
                                                                  since won over
                                                          millions of investors.


IN SUMMARY
Attentive investors can learn important lessons from the financial markets in just about any year. During 2001, the markets underscored the inherent unpredictability of events--both financial and non financial. Because history has shown that it is counterproductive to invest by trying to predict the short-term direction of the markets, we have long advocated a simple, long-term approach to dealing with uncertainty and unpredictability. We recommend that you maintain a balanced portfolio diversified across market segments and asset classes--stocks, bonds, and short-term investments--in relatively fixed proportions that are appropriate for your goals, time horizon, and risk tolerance. Mid- and small-capitalization stocks are sensible components of such a portfolio. Once you have established your plan, ignore the "noise" and stay the course toward your long-term objectives. We thank you for entrusting your hard-earned dollars to us.


Sincerely,
/S/ JOHN J. BRENNAN
John J. Brennan
Chairman and Chief Executive Officer
January 14, 2002


--------------------------------------------------------------------------------
YOUR FUND'S PERFORMANCE AT A GLANCE
                                                                DISTRIBUTIONS
                                           SHARE PRICE            PER SHARE
                               STARTING:         ENDING:   CAPITAL        INCOME
                           DEC. 31, 2000   DEC. 31, 2001     GAINS     DIVIDENDS
--------------------------------------------------------------------------------
EXTENDED MARKET INDEX FUND
Investor Shares                   $26.61          $23.09    $0.810        $0.210
Admiral Shares                     26.61           23.09     0.810         0.220
Institutional Shares               26.62           23.09     0.810         0.245
VIPER Shares                       60.94*          60.99       --             --
--------------------------------------------------------------------------------
MID-CAP INDEX FUND
Investor Shares                   $12.21          $11.81    $0.245        $0.070
Admiral Shares                     50.00*          53.56     0.158         0.320
Institutional Shares               12.23           11.83     0.245         0.086
--------------------------------------------------------------------------------
*At inception: November 12, 2001, for Mid-Cap Index Fund Admiral Shares and December 27, 2001, for Extended Market Index VIPER Shares.

FUND PROFILE                                             AS OF DECEMBER 31, 2001
 FOR EXTENDED MARKET INDEX FUND

This Profile provides a snapshot of the fund's characteristics, compared where appropriate to both its unmanaged target index and a broad market index. Key terms are defined on page 9.

--------------------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                                          TARGET        WILSHIRE
                                                FUND      INDEX*            5000
--------------------------------------------------------------------------------
Number of Stocks                               3,026       5,564           6,054
Median Market Cap                              $1.8B       $1.8B          $33.4B
Price/Earnings Ratio                           39.4x       39.4x           30.7x
Price/Book Ratio                                2.3x        2.3x            3.3x
Yield                                                       1.1%            1.3%
 Investor Shares                                0.8%
 Admiral Shares                                 0.9%
 Institutional Shares                           1.0%
 VIPER Shares                                   1.0%
Return on Equity                               14.5%       14.5%           22.6%
Earnings Growth Rate                           14.2%       14.2%           14.5%
Foreign Holdings                                0.0%        0.0%            0.0%
Turnover Rate                                    20%         --              --
Expense Ratio
 Investor Shares                               0.25%         --              --
 Admiral Shares                                0.20%         --              --
 Institutional Shares                          0.10%         --              --
 VIPER Shares                                 0.20**         --              --
Cash Investments                                0.0%         --              --
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)

Berkshire Hathaway Inc. Class A                                             4.3%
 (financial services)
Liberty Media Corp.                                                         1.2
 (media)
Cox Communications, Inc. Class A                                            0.9
 (telecommunications)
The Goldman Sachs Group, Inc.                                               0.7
 (financial services)
eBay Inc.                                                                   0.7
 (diversified services)
United Parcel Service, Inc.                                                 0.7
 (transportation)
Prudential Financial, Inc.                                                  0.6
 (insurance)
General Motors Corp. Class H                                                0.5
 (telecommunications)
Genentech, Inc.                                                             0.4
 (biotechnology)
Gemstar-TV Guide International, Inc.                                        0.4
 (media)
--------------------------------------------------------------------------------
Top Ten                                                                    10.4%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VOLATILITY MEASURES
                                     TARGET                    WILSHIRE
                          FUND       INDEX*        FUND            5000
--------------------------------------------------------------------------------
R-Squared                 1.00         1.00        0.75            1.00
Beta                      1.00         1.00        1.35            1.00
--------------------------------------------------------------------------------


--------------------------------
INVESTMENT FOCUS
Market Cap             Medium
Style                  Blend
--------------------------------

--------------------------------------------------------------------------------
SECTOR DIVERSIFICATION (% OF COMMON STOCKS)
                                                   TARGET       WILSHIRE
                                       FUND        INDEX*           5000
--------------------------------------------------------------------------------
Auto & Transportation                  2.9%          2.9%           2.0%
Consumer Discretionary                 19.7          19.6           14.8
Consumer Staples                        2.8           2.8            6.4
Financial Services                     22.6          22.6           20.3
Health Care                            12.6          12.6           14.2
Integrated Oils                         0.2           0.2            3.5
Other Energy                            4.1           4.1            2.1
Materials & Processing                  5.3           5.3            3.3
Producer Durables                       4.5           4.5            3.4
Technology                             14.1          14.1           16.6
Utilities                               6.0           6.0            8.1
Other                                   5.2           5.3            5.3
--------------------------------------------------------------------------------
*Wilshire 4500 Completion Index.
**Annualized.

                                                                      [COMPUTER]
                                                               Visit our website
                                                                WWW.VANGUARD.COM
                                                           for regularly updated
                                                               fund information.

FUND PROFILE                                             AS OF DECEMBER 31, 2001
 FOR MID-CAP INDEX FUND

This Profile provides a snapshot of the fund's characteristics, compared where appropriate to both its unmanaged target index and a broad market index. Key terms are defined on page 9.

--------------------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                                          TARGET        WILSHIRE
                                                FUND      INDEX*            5000
--------------------------------------------------------------------------------
Number of Stocks                                 407         400           6,054
Median Market Cap                              $2.6B       $2.6B          $33.4B
Price/Earnings Ratio                           27.2x       27.2x           30.7x
Price/Book Ratio                                2.5x        2.5x            3.3x
Yield                                                       1.1%            1.3%
 Investor Shares 0.9%
 Admiral Shares 0.9%
 Institutional Shares 1.0%
Return on Equity                               16.6%       16.6%           22.6%
Earnings Growth Rate                           14.1%       14.1%           14.5%
Foreign Holdings                                0.4%        0.4%            0.0%
Turnover Rate                                    24%         --              --
Expense Ratio
 Investor Shares                               0.25%         --              --
 Admiral Shares                              0.20%**         --              --
 Institutional Shares                          0.10%         --              --
Cash Investments                                0.2%         --              --
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)

IDEC Pharmaceuticals Corp.                                                  1.2%
 (biotechnology)
Electronic Arts Inc.                                                         1.0
 (computer software/services)
SunGard Data Systems, Inc.                                                   0.9
 (computer software/services)
M & T Bank Corp.                                                             0.8
 (banking)
Quest Diagnostics, Inc.                                                      0.8
 (health care)
Marshall & Ilsley Corp.                                                      0.8
 (banking)
Affiliated Computer                                                          0.7
 Services, Inc. Class A
 (computer software/services)
Gilead Sciences, Inc.                                                        0.7
 (pharmaceuticals)
DST Systems, Inc.                                                            0.7
 (computer software/services)
SPX Corp.                                                                    0.6
 (manufacturing)
--------------------------------------------------------------------------------
Top Ten                                                                     8.2%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
VOLATILITY MEASURES
                                     TARGET                    WILSHIRE
                          FUND       INDEX*        FUND            5000
--------------------------------------------------------------------------------
R-Squared                 1.00         1.00        0.76            1.00
Beta                      1.00         1.00        0.96            1.00
--------------------------------------------------------------------------------


-------------------------
INVESTMENT FOCUS
Market Cap      Medium
Style           Blend
-------------------------

--------------------------------------------------------------------------------
SECTOR DIVERSIFICATION (% OF COMMON STOCKS)
                                                       TARGET       WILSHIRE
                                             FUND      INDEX*           5000
--------------------------------------------------------------------------------
Auto & Transportation                        3.1%        3.1%           2.0%
Consumer Discretionary                       15.3        15.5           14.8
Consumer Staples                              4.4         4.4            6.4
Financial Services                           24.0        23.8           20.3
Health Care                                  12.0        12.3           14.2
Integrated Oils                               0.5         0.5            3.5
Other Energy                                  5.4         5.4            2.1
Materials & Processing                        6.5         6.5            3.3
Producer Durables                             4.3         5.6            3.4
Technology                                   14.4        13.0           16.6
Utilities                                     8.1         8.1            8.1
Other                                         2.0         1.8            5.3
--------------------------------------------------------------------------------
*S&P MidCap 400 Index.
**Annualized.

Glossary of Investment Terms

BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of the fund's target index benchmark and an overall market index. Each index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 would have seen its share price rise or fall by 12% when the index rose or fell by 10%.
--------------------------------------------------------------------------------
CASH INVESTMENTS. The percentage of a fund's net assets invested in "cash equivalents"--highly liquid, short-term, interest-bearing securities. This figure does not include cash invested in futures contracts to simulate stock investment.
--------------------------------------------------------------------------------
EARNINGS GROWTH RATE. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
FOREIGN HOLDINGS. The percentage of a fund's equity assets represented by stocks or American Depositary Receipts of companies based outside the United States.
--------------------------------------------------------------------------------
MEDIAN MARKET CAP. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund's stocks, weighted by the proportion of the fund's assets invested in each stock. Stocks representing half of the fund's assets have market capitalizations above the median, and the rest are below it.
--------------------------------------------------------------------------------
PRICE/BOOK RATIO. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO. The ratio of a stock's current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company's future growth.
--------------------------------------------------------------------------------
R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the market in general, as measured by the fund's target index benchmark and by an overall market index. If a fund's total returns were precisely synchronized with an index's returns, its R-squared would be 1.00. If the fund's returns bore no relationship to the index's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
RETURN ON EQUITY. The annual average rate of return generated by a company during the past five years for each dollar of shareholder's equity (net income divided by shareholder's equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.
--------------------------------------------------------------------------------
TURNOVER RATE. An indication of the fund's trading activity. Funds with high turnover rates incur higher transaction costs and are more likely to distribute capital gains (which are taxable to investors).
--------------------------------------------------------------------------------
YIELD. A snapshot of a fund's income from interest and dividends. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of dividends paid on stocks in the index.
--------------------------------------------------------------------------------

Performance Summary                                      As of December 31, 2001
for Extended Market Index Fund

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost.

CUMULATIVE PERFORMANCE DECEMBER 31, 1991-DECEMBER 31, 2001

 QUARTER     EXTENDED MKT  AVERAGE MID-CAP   WILSHIRE 4500       WILSHIRE 5000
 ENDED          INDEX INV        CORE FUND           INDEX               INDEX
 199112            10000             10000           10000               10000
 199203            10151             10158           10129                9867
 199206             9795              9363            9716                9855
 199209            10081              9671           10006               10157
 199212            11247             11157           11187               10897
 199303            11701             11443           11638               11361
 199306            11856             11781           11817               11446
 199309            12686             12647           12679               11910
 199312            12876             13086           12817               12126
 199403            12473             12741           12352               11674
 199406            12139             12247           11974               11583
 199409            12940             13111           12796               12213
 199412            12649             12924           12476               12119
 199503            13585             13829           13420               13213
 199506            14807             15278           14566               14447
 199509            16515             16753           16210               15767
 199512            16924             16837           16653               16536
 199603            17967             17755           17636               17465
 199606            18693             18827           18441               18234
 199609            19178             19078           18834               18750
 199612            19911             19819           19514               20044
 199703            19218             18761           18688               20173
 199706            22241             21730           21574               23580
 199709            25595             24861           24882               25881
 199712            25233             24120           24527               26315
 199803            28138             27028           27371               29805
 199806            27524             26502           26834               30385
 199809            22378             21167           21882               26730
 199812            27331             26199           26643               32481
 199903            27146             25744           26598               33707
 199906            30525             29026           29666               36338
 199909            28741             27682           27835               33934
 199912            37230             36225           36099               40133
 200003            40836             41249           39690               41665
 200006            37290             39939           36223               39797
 200009            38702             41791           37530               39863
 200012            31443             38797           30408               35745
 200103            26494             36419           25581               31334
 200106            30282             40354           29190               33676
 200109            23907             32639           23075               28322
 200112            28571             37389           27574               31826


                                AVERAGE ANNUAL TOTAL RETURNS
                              PERIODS ENDED DECEMBER 31, 2001       FINAL VALUE
                              -------------------------------
                                 ONE         FIVE         TEN      OF A $10,000
                                YEAR        YEARS       YEARS        INVESTMENT
--------------------------------------------------------------------------------
Extended Market Index Fund
        Investor Shares*       -9.13%        7.49%      11.07%          $28,571
Average Mid-Cap Core Fund**    -3.63        13.54       14.10            37,389
Wilshire 4500 Index            -9.32         7.16       10.67            27,574
Wilshire 5000 Index           -10.96         9.69       12.27            31,826
--------------------------------------------------------------------------------


                                                                 FINAL VALUE OF
                                 ONE             SINCE               A $250,000
                                YEAR        INCEPTION+               INVESTMENT
--------------------------------------------------------------------------------
Extended Market Index Fund
        Admiral Shares         -9.09%          -11.59%                 $217,491
Wilshire 4500 Index            -9.32           -13.30                   216,751
--------------------------------------------------------------------------------


                                                                 FINAL VALUE OF
                                 ONE             SINCE            A $10,000,000
                                YEAR        INCEPTION+               INVESTMENT
--------------------------------------------------------------------------------
Extended Market Index Fund
        Institutional Shares   -9.03%             5.54%             $12,733,185
Wilshire 4500 Index            -9.32              5.28               12,596,776
--------------------------------------------------------------------------------


                                                                 FINAL VALUE OF
                                          RETURN SINCE                A $10,000
                                            INCEPTION+               INVESTMENT
--------------------------------------------------------------------------------
Extended Market Index Fund
        VIPER Shares                              0.08%                 $10,008
Wilshire 4500 Index                               0.14                   10,014
--------------------------------------------------------------------------------


* Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

**   Derived from data provided by Lipper Inc.

+    Inception   dates  are:  for  Admiral   Shares,   November  13,  2000;  for
     Institutional Shares, July 7, 1997; for VIPER Shares, December 27, 2001.

Note: See Financial Highlights tables on pages 53-55 for dividend and capital gains information.

--------------------------------------------------------------------------------
Total Investment Returns (%) December 31, 1991-December 31, 2001


FISCAL YEAR     EXTENDED            WILSHIRE
                  MARKET          4500 INDEX
1992                12.5                11.9
1993                14.5                14.6
1994                -1.8                -2.7
1995                33.8                33.5
1996                17.6                17.2
1997                26.7                25.7
1998                 8.3                 8.6
1999                36.2                35.5
2000               -15.5               -15.8
2001                -9.1                -9.3
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY                                      AS OF DECEMBER 31, 2001
 FOR MID-CAP INDEX FUND

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost.

CUMULATIVE PERFORMANCE MAY 21, 1998- DECEMBER 31, 2001

   QUARTER      MID-CAP        AVERAGE MID-CAP     S&P MIDCAP    WILSHIRE 5000
     ENDED   INDEX FUND INV         CORE FUND       400 INDEX            INDEX
 5/21/1998        10000                 10000           10000            10000
    199806         9851                  9965            9838            10113
    199809         8436                  8030            8415             8897
    199812        10855                  9853           10787            10811
    199903        10176                  9702           10098            11219
    199906        11628                 10909           11528            12095
    199909        10674                 10502           10560            11295
    199912        12518                 13623           12375            13358
    200003        14136                 15545           13945            13868
    200006        13687                 15010           13485            13246
    200009        15346                 15855           15123            13268
    200012        14783                 14590           14541            11897
    200103        13186                 13725           12975            10429
    200106        14927                 15167           14682            11209
    200109        12470                 12383           12250             9427
    200112        14709                 14061           14453            10593


                                     AVERAGE ANNUAL TOTAL RETURNS
                                   PERIODS ENDED DECEMBER 31, 2001
                                 ---------------------------------   FINAL VALUE
                                      ONE             SINCE         OF A $10,000
                                     YEAR        INCEPTION*           INVESTMENT
--------------------------------------------------------------------------------
Mid-Cap Index Fund
        Investor Shares**          -0.50%             11.27%             $14,709
Average Mid-Cap Core FundY         -3.63               9.89               14,061
S&P MidCap 400 Index               -0.60              10.73               14,453
Wilshire 5000 Index               -10.96               1.61               10,593
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                     FINAL VALUE
                                               RETURN SINCE        OF A $250,000
                                                 INCEPTION*           INVESTMENT
--------------------------------------------------------------------------------
Mid-Cap Index Fund Admiral Shares                     8.06%             $270,162
S&P MidCap 400 Index                                  8.99               272,481
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                     FINAL VALUE
                               ONE            SINCE             OF A $10,000,000
                              YEAR       INCEPTION*                   INVESTMENT
--------------------------------------------------------------------------------
Mid-Cap Index Fund
 Institutional Shares        -0.37%           11.43%                 $14,785,901
S&P MidCap 400 Index         -0.60            10.73                   14,453,243
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%) MAY 21, 1998- DECEMBER 31, 2001

FISCAL     MID-CAP           S&P MIDCAP
YEAR    INDEX FUND            400 INDEX
1998          8.6                   7.9
1999         15.3                  14.7
2000         18.1                  17.5
2001         -0.5                  -0.6

--------------------------------------------------------------------------------

* Inception dates are: for Investor and Institutional Shares, May 21, 1998; for Admiral Shares, November 12, 2001.
** Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
+    Derived from data provided by Lipper Inc.
Note: See Financial Highlights tables on pages 55-56 for dividend and capital gains information.

YOUR FUND'S AFTER-TAX RETURNS


This table presents returns for each fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund's distributions, and
(2) assuming that an investor paid taxes on the fund's distributions and sold all shares at the end of each period.
     Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. (In the examples that assume all fund shares were sold, a negative pre-tax total return translates into a higher after-tax return. This is because the calculation assumes that the investor received a tax deduction for the loss incurred on the sale.)
     Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.
     Finally, keep in mind that a fund's performance--whether before or after taxes--does not indicate how it will perform in the future.


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                PERIODS ENDED DECEMBER 31, 2001
                                             ONE YEAR   FIVE YEARS*    TEN YEARS
                                        ----------------------------------------
EXTENDED MARKET INDEX FUND
 INVESTOR SHARES**
Returns Before Taxes                          -9.13%       7.49%         11.07%
Returns After Taxes on Distributions          -10.18       4.99           9.12
Returns After Taxes on Distributions
 and Sale of Fund Shares                       -5.07       5.67           8.84
--------------------------------------------------------------------------------
MID-CAP INDEX FUND INVESTOR SHARES**
Returns Before Taxes                          -0.50%      11.27%            --
Returns After Taxes on Distributions           -1.25       8.96             --
Returns After Taxes on Distributions
 and Sale of Fund Shares                       -0.03       8.10             --
--------------------------------------------------------------------------------
* For the Mid-Cap Index Fund, returns are annualized since inception on May 21, 1998.
** Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000. 13

FINANCIAL STATEMENTS
        DECEMBER 31, 2001

STATEMENT OF NET ASSETS

This Statement provides a detailed list of each fund's holdings, including each security's market value on the last day of the reporting period. Common stocks are listed in descending market value order. Temporary cash investments and other assets are added to, and liabilities are subtracted from, the value of Total Common Stocks to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.
     At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

--------------------------------------------------------------------------------
                                                                         MARKET
EXTENDED MARKET                                                          VALUE*
INDEX FUND                                                SHARES          (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.8%)(1)
--------------------------------------------------------------------------------
* Berkshire Hathaway Inc. Class A                          2,621        198,148
* Liberty Media Corp.                                  4,096,521         57,351
* Cox Communications, Inc. Class A                       989,252         41,460
  The Goldman Sachs Group, Inc.                          341,747         31,697
* eBay Inc.                                              473,022         31,645
  United Parcel Service, Inc.                            576,868         31,439
* Prudential Financial, Inc.                             780,500         25,905
* General Motors Corp. Class H                         1,509,407         23,320
* Genentech, Inc.                                        367,910         19,959
* Gemstar-TV Guide
    International, Inc.                                  712,632         19,740
* IDEC Pharmaceuticals Corp.                             260,229         17,938
  Kraft Foods Inc.                                       484,414         16,485
* USA Networks, Inc.                                     541,431         14,787
* The Principal Financial Group                          613,612         14,727
* VeriSign, Inc.                                         382,054         14,533
* Electronic Arts Inc.                                   232,702         13,950
* Fox Entertainment Group, Inc. Class A                  513,775         13,630
* SunGard Data Systems, Inc.                             465,829         13,476
* Brocade Communications Systems, Inc.                   395,319         13,093
  Intimate Brands, Inc.                                  846,318         12,576
  M & T Bank Corp.                                       167,158         12,177
* Quest Diagnostics, Inc.                                162,215         11,632
  GlobalSantaFe Corp.                                    402,120         11,468
* EchoStar Communications Corp.                          415,948         11,426
  Marshall & Ilsley Corp.                                178,265         11,281
* CNA Financial Corp.                                    380,416         11,097
* Cablevision Systems- NY Group Class A                  229,602         10,895
* Gilead Sciences, Inc.                                  163,649         10,755
* Affiliated Computer Services, Inc. Class A             100,796         10,698
* BEA Systems, Inc.                                      689,304         10,615
* DST Systems, Inc.                                      211,578         10,547
* Juniper Networks, Inc.                                 556,335         10,543
  UnionBanCal Corp.                                      271,370         10,312
* Laboratory Corp. of America Holdings                   121,389          9,814
  R.J. Reynolds Tobacco Holdings, Inc.                   167,536          9,432
* Cadence Design Systems, Inc.                           430,297          9,432
* SPX Corp.                                               68,848          9,425
* BJ Services Co.                                        283,975          9,215
* Millennium Pharmaceuticals, Inc.                       375,896          9,213
  Telephone & Data Systems, Inc.                         100,860          9,052
* Apollo Group, Inc. Class A                             201,110          9,052
  E.W. Scripps Co. Class A                               136,948          9,039
* Metro-Goldwyn-Mayer Inc.                               412,391          9,031
  North Fork Bancorp, Inc.                               280,606          8,977
  National Commerce Financial Corp.                      354,613          8,972
  Plum Creek Timber Company Inc.                         309,305          8,769
* Microchip Technology, Inc.                             226,328          8,768
  Simon Property Group, Inc. REIT                        296,006          8,682
  Washington Post Co. Class B                             16,341          8,661

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
                                                          SHARES          (000)
--------------------------------------------------------------------------------
* Andrx Corp.-Andrx Group                                121,061          8,524
  SEI Corp.                                              187,328          8,450
* Adelphia Communications Corp. Class A                  270,611          8,438
* American Standard Cos., Inc.                           123,464          8,424
* Charter Communications, Inc.                           508,233          8,350
* CDW Computer Centers, Inc.                             152,138          8,171
  Transatlantic Holdings, Inc.                            89,315          8,128
  Mylan Laboratories, Inc.                               215,988          8,100
* Symantec Corp.                                         121,762          8,077
  First Tennessee National Corp.                         221,495          8,031
* MGM Mirage, Inc.                                       275,283          7,947
  Archstone-Smith Trust REIT                             296,755          7,805
* Sepracor Inc.                                          134,779          7,691
* Anthem, Inc.                                           152,553          7,551
* Human Genome Sciences, Inc.                            220,992          7,452
* Weatherford International, Inc.                        196,229          7,312
  American Water Works Co., Inc.                         171,802          7,173
  ServiceMaster Co.                                      518,945          7,161
  Dime Bancorp, Inc.                                     198,210          7,151
* Agere Systems Inc.                                   1,256,182          7,148
  AVX Corp.                                              301,800          7,119
  Total System Services, Inc.                            334,913          7,093
* AutoNation, Inc.                                       571,909          7,052
  Diamond Offshore Drilling, Inc.                        230,101          6,995
  Vornado Realty Trust REIT                              168,020          6,990
  Estee Lauder Cos. Class A                              217,344          6,968
* IVAX Corp.                                             344,609          6,940
  Tyson Foods, Inc.                                      600,009          6,930
* Amazon.com, Inc.                                       637,147          6,894
  Radian Group, Inc.                                     160,113          6,877
  Popular, Inc.                                          234,904          6,831
* U.S. Cellular Corp.                                    148,748          6,731
* Smurfit-Stone Container Corp.                          419,520          6,700
* Rational Software Corp.                                337,106          6,574
  Murphy Oil Corp.                                        78,137          6,567
  Public Storage, Inc. REIT                              196,162          6,552
* E*TRADE Group, Inc.                                    637,764          6,537
* Caremark Rx, Inc.                                      398,692          6,503
  TCF Financial Corp.                                    135,524          6,502
* Cephalon, Inc.                                          86,014          6,501
  ProLogis Trust REIT                                    301,546          6,486
  Federated Investors, Inc.                              203,070          6,474
* BISYS Group, Inc.                                      100,337          6,421
  Hormel Foods Corp.                                     238,736          6,415
* Express Scripts Inc.                                   135,081          6,316
  Compass Bancshares Inc.                                221,745          6,275
  Green Point Financial Corp.                            174,233          6,229
* Synopsys, Inc.                                         104,248          6,158
  A.G. Edwards & Sons, Inc.                              138,705          6,127
* Network Associates, Inc.                               236,770          6,121
  Ultramar Diamond Shamrock Corp.                        123,280          6,100
  Golden State Bancorp Inc.                              233,019          6,093
* L-3 Communications Holdings, Inc.                       67,289          6,056
* Lamar Advertising Co. Class A                          142,439          6,031
* Dollar Tree Stores, Inc.                               193,774          5,990
  Hillenbrand Industries, Inc.                           107,895          5,963
  Boston Properties, Inc. REIT                           156,504          5,947
  Banknorth Group, Inc.                                  263,538          5,935
* Atmel Corp.                                            801,549          5,907
  ENSCO International, Inc.                              235,918          5,863
  Apartment Investment &
        Management Co. Class A REIT                      128,069          5,857
* Republic Services, Inc. Class A                        293,265          5,857
* ICOS Corp.                                             101,636          5,838
* ImClone Systems, Inc.                                  125,346          5,824
* Barr Laboratories, Inc.                                 72,833          5,780
  Old Republic International Corp.                       204,511          5,728
* i2 Technologies, Inc.                                  720,309          5,690
* PanAmSat Corp.                                         258,545          5,657
  Ocean Energy, Inc.                                     293,842          5,642
* Invitrogen Corp.                                        91,098          5,642
  Legg Mason Inc.                                        112,648          5,630
* Westwood One, Inc.                                     187,149          5,624
  Avalonbay Communities, Inc. REIT                       118,676          5,615
* Weight Watchers International, Inc.                    163,982          5,546
* BJ's Wholesale Club, Inc.                              125,386          5,530
* Emulex Corp.                                           139,789          5,523
  Duke Realty Corp REIT                                  226,256          5,505
  Kimco Realty Corp. REIT                                168,147          5,497
* Vishay Intertechnology, Inc.                           280,280          5,465
  Neuberger Berman Inc.                                  124,172          5,451
* ChoicePoint Inc.                                       107,303          5,439
* RF Micro Devices, Inc.                                 281,474          5,413
  Royal Caribbean Cruises, Ltd.                          331,100          5,364
* Lincare Holdings, Inc.                                 185,350          5,310
  Mercantile Bankshares Corp.                            122,790          5,285
  DPL Inc.                                               218,681          5,266
* Polycom, Inc.                                          154,226          5,255
  Sovereign Bancorp, Inc.                                425,983          5,214
* Cytyc Corp.                                            199,566          5,209
  Avnet, Inc.                                            204,017          5,196
  The PMI Group Inc.                                      76,951          5,157
  Lennar Corp.                                           109,783          5,140
* Brinker International, Inc.                            172,632          5,138
* TIBCO Software Inc.                                    343,761          5,132
  Expeditors International of
         Washington, Inc.                                 89,818          5,115
* Arrow Electronics, Inc.                                170,526          5,099
* Dean Foods Co.                                          74,321          5,069
  SCANA Corp.                                            180,246          5,016
* Oxford Health Plan                                     166,428          5,016
* Abgenix, Inc.                                          148,699          5,002

--------------------------------------------------------------------------------
                                                                         MARKET
EXTENDED MARKET                                                          VALUE*
INDEX FUND                                                SHARES          (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.8%)(1)
--------------------------------------------------------------------------------
  Diebold, Inc.                                          123,593          4,998
  McCormick & Co., Inc.                                  118,744          4,984
* Mohawk Industries, Inc.                                 90,422          4,962
* LAM Research Corp.                                     213,388          4,955
* Protein Design Labs, Inc.                              150,503          4,937
  UtiliCorp United, Inc.                                 196,088          4,936
* Intersil Corp.                                         153,017          4,935
* The Dun & Bradstreet Corp.                             138,390          4,885
* Peregrine Systems, Inc.                                329,346          4,884
  Hibernia Corp. Class A                                 273,453          4,865
* Fairchild Semiconductor Corp.                          172,230          4,857
  Arthur J. Gallagher & Co.                              140,093          4,832
* Hispanic Broadcasting Corp.                            188,652          4,811
* Integrated Device Technology Inc.                      180,815          4,808
* Patterson Dental Co.                                   116,760          4,779
* McDATA Corp. Class A                                   193,405          4,738
* Ceridian Corp.                                         251,747          4,720
* Apogent Technologies Inc.                              182,749          4,715
  ICN Pharmaceuticals, Inc.                              140,213          4,697
* Park Place Entertainment                               512,008          4,695
* Smith International, Inc.                               87,316          4,682
* Orion Power Holdings, Inc.                             179,067          4,674
  Mitchell Energy & Development Corp. Class A             87,121          4,644
* Health Net Inc.                                        212,718          4,633
  Hudson City Bancorp, Inc.                              175,344          4,620
  Beckman Coulter, Inc.                                  104,243          4,618
  Unitrin, Inc.                                          116,590          4,608
  Wisconsin Energy Corp.                                 203,733          4,596
  Alliant Energy Corp.                                   151,195          4,590
  Bowater Inc.                                            95,871          4,573
* KPMG Consulting Inc.                                   275,158          4,559
* Abercrombie & Fitch Co.                                171,130          4,540
* Outback Steakhouse                                     131,814          4,515
* AmeriCredit Corp.                                      142,828          4,506
* Rite Aid Corp.                                         889,061          4,499
  DENTSPLY International Inc.                             89,524          4,494
  Ross Stores, Inc.                                      139,465          4,474
* Amkor Technology, Inc.                                 278,239          4,460
  Commerce Bancshares, Inc.                              114,244          4,454
  Valley National Bancorp                                134,759          4,440
  Waddell & Reed Financial, Inc.                         137,834          4,438
* Universal Health Services Class B                      103,586          4,431
  John Nuveen Co. Class A                                 82,542          4,414
  Lafarge North America Inc.                             117,257          4,405
  Manpower Inc.                                          130,676          4,405
  Commerce Bancorp, Inc.                                 111,321          4,379
  Sonoco Products Co.                                    164,702          4,378
* Trigon Healthcare, Inc.                                 62,847          4,365
* Community Health Systems, Inc.                         171,140          4,364
  Northeast Utilities                                    247,230          4,359
  Fastenal Co.                                            65,591          4,357
* Cypress Semiconductor Corp.                            217,691          4,339
* AdvancePCS                                             146,794          4,308
  Astoria Financial Corp.                                162,736          4,306
* WebMD Corp.                                            608,307          4,295
* Semtech Corp.                                          119,698          4,272
  Erie Indemnity Co. Class A                             110,772          4,264
  Eaton Vance Corp.                                      119,668          4,254
  D. R. Horton, Inc.                                     131,005          4,252
  Allied Capital Corp.                                   163,456          4,250
  C.H. Robinson Worldwide, Inc.                          146,500          4,236
  Potomac Electric Power Co.                             187,656          4,235
* Smithfield Foods, Inc.                                 191,363          4,218
* Iron Mountain, Inc.                                     96,230          4,215
* Lear Corp.                                             110,249          4,205
* Williams-Sonoma, Inc.                                   97,632          4,188
* First Health Group Corp.                               168,690          4,173
* Security Capital Group Inc.
     Class B REIT                                        164,434          4,172
* Enzon, Inc.                                             74,099          4,170
* Micrel, Inc.                                           158,712          4,163
* Celgene Corp.                                          130,277          4,158
* Certegy, Inc.                                          121,164          4,146
* Krispy Kreme Doughnuts, Inc.                            93,500          4,133
  New York Community Bancorp, Inc.                       180,461          4,127
* Varian Medical Systems, Inc.                            57,679          4,110
  Mercury General Corp.                                   94,125          4,109
  NSTAR                                                   91,581          4,107
  Host Marriott Corp. REIT                               454,970          4,095
  Clayton Homes Inc.                                     238,310          4,075
  Allmerica Financial Corp.                               91,215          4,064
  Reader's Digest Assn., Inc.  Class A                   176,039          4,063
  First Virginia Banks, Inc.                              79,971          4,059
* Whole Foods Market, Inc.                                93,025          4,052
  Valero Energy Corp.                                    106,147          4,046
* Tech Data Corp.                                         93,403          4,042
  Associated Banc-Corp                                   114,178          4,029
  Omnicare, Inc.                                         161,719          4,024
  FirstMerit Corp.                                       148,202          4,015
  White Mountains Insurance Group Inc.                    11,505          4,004
* Crown Castle International Corp.                       371,497          3,968
* Entercom Communications Corp.                           78,502          3,925
* TeleCorp PCS, Inc.                                     313,106          3,904
  Cabot Corp.                                            108,885          3,887
  City National Corp.                                     82,900          3,884
  Wesco Financial Corp.                                   12,305          3,876
  The St. Joe Co.                                        138,975          3,857

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
                                                          SHARES          (000)
--------------------------------------------------------------------------------
  Talbots Inc.                                           106,245          3,851
* Lattice Semiconductor Corp.                            187,149          3,850
  American National Insurance Co.                         45,710          3,844
  Equitable Resources, Inc.                              112,363          3,828
  Martin Marietta Materials, Inc.                         82,109          3,826
  Energy East Corp.                                      200,669          3,811
  AMB Property Corp. REIT                                145,894          3,793
  Liberty Property Trust REIT                            126,872          3,787
* Cooper Cameron Corp.                                    93,624          3,779
* Foot Locker, Inc.                                      241,227          3,775
* Affymetrix, Inc.                                        99,935          3,773
  Conectiv, Inc.                                         153,992          3,771
* International Rectifier Corp.                          108,044          3,769
  iStar Financial Inc. REIT                              150,496          3,755
* Storage Technology Corp.                               181,329          3,748
  XTO Energy, Inc                                        212,816          3,724
* 3Com Corp.                                             582,691          3,718
  PepsiAmericas, Inc.                                    269,285          3,716
* Cree, Inc.                                             126,068          3,714
* CSG Systems International, Inc.                         91,525          3,702
  The McClatchy Co. Class A                               78,661          3,697
* Copart, Inc.                                           101,440          3,689
  Fidelity National Financial, Inc.                      148,357          3,679
* Michaels Stores, Inc.                                  111,150          3,662
  Investors Financial Services Corp.                      54,975          3,640
  Viad Corp.                                             153,192          3,628
* Expedia Inc.                                            89,260          3,625
  International Speedway Corp.                            92,056          3,599
* Triad Hospitals, Inc.                                  122,233          3,588
* DaVita, Inc.                                           146,592          3,584
* BroadWing Inc.                                         376,804          3,580
  Allete, Inc                                            141,696          3,571
  Wilmington Trust Corp.                                  56,278          3,563
  Belo Corp. Class A                                     189,962          3,562
  Tidewater Inc.                                         105,040          3,561
* Perot Systems Corp.                                    174,039          3,554
  General Growth Properties Inc. REIT                     91,225          3,540
  Pacific Century Financial Corp.                        135,293          3,503
  Health Care Properties Investors REIT                   96,636          3,499
  Rouse Co. REIT                                         119,367          3,496
* Western Wireless Corp. Class A                         123,668          3,494
* Amphenol Corp.                                          72,698          3,493
  Questar Corp.                                          139,317          3,490
  Harris Corp.                                           114,252          3,486
* Overture Services, Inc.                                 98,337          3,484
  Noble Affiliates, Inc.                                  98,473          3,475
* Pride International, Inc.                              229,908          3,472
* Gentex Corp.                                           128,674          3,439
* Nextel Partners, Inc.                                  286,394          3,437
* Devry, Inc.                                            120,564          3,430
  Crescent Real Estate, Inc. REIT                        189,257          3,427
  Tootsie Roll Industries, Inc.                           87,623          3,424
* Quest Software, Inc.                                   154,806          3,423
  Protective Life Corp.                                  118,259          3,421
* Hearst-Argyle Television Inc.                          158,452          3,416
* 99 Cents Only Stores                                    89,477          3,409
* LaBranche & Co. Inc.                                    98,835          3,406
  National Fuel Gas Co.                                  137,681          3,401
* Medicis Pharmaceutical Corp.                            52,496          3,391
  CONSOL Energy, Inc.                                    136,490          3,390
* Finisar Corp.                                          330,981          3,366
* Packaging Corp. of America                             184,951          3,357
* Catalina Marketing Corp.                                96,629          3,353
* Barnes & Noble, Inc.                                   112,753          3,337
  Valspar Corp.                                           84,114          3,331
  Jack Henry & Associates                                152,510          3,331
  MDU Resources Group, Inc.                              118,104          3,325
* Riverstone Networks, Inc.                              199,955          3,319
* Valassis Communications, Inc.                           93,125          3,317
* National Instruments Corp.                              88,294          3,307
* Cabot Microelectronics Corp.                            41,717          3,306
* The Phoenix Companies, Inc.                            177,235          3,279
* NetIQ Corp.                                             92,926          3,277
* Pioneer Natural Resources Co.                          170,092          3,276
* O'Reilly Automotive, Inc.                               89,623          3,269
* Alliant Techsystems, Inc.                               42,186          3,257
* Level 3 Communications, Inc.                           651,100          3,256
  Puget Energy, Inc.                                     148,643          3,254
* J.D. Edwards & Co.                                     196,721          3,236
  CarrAmerica Realty Corp. REIT                          107,344          3,231
* Investment Technology Group, Inc.                       82,328          3,217
* FMC Corp.                                               53,500          3,183
  Bunge Ltd.                                             136,700          3,182
  Teleflex Inc.                                           66,995          3,170
* American Eagle Outfitters, Inc.                        121,066          3,168
* Vertex Pharmaceuticals, Inc.                           128,299          3,155
  OGE Energy Corp.                                       135,984          3,139
  Pentair, Inc.                                           85,822          3,133
  Herman Miller, Inc.                                    132,263          3,129
  Lubrizol Corp.                                          89,056          3,125
* Constellation Brands, Inc. Class A                      72,858          3,122
* Catellus Development Corp.                             169,428          3,117
  Fulton Financial Corp.                                 142,729          3,116
* Applera Corp.-Celera Genomics Group                    116,379          3,106
  Harte-Hanks, Inc.                                      110,138          3,103
* Swift Transportation Co., Inc.                         144,170          3,101
* Scholastic Corp.                                        61,385          3,090
* Macrovision Corp.                                       87,617          3,086
* Patterson-UTI Energy, Inc.                            132,180          3,081
* Sicor, Inc.                                            196,476          3,081

--------------------------------------------------------------------------------
                                                                         MARKET
EXTENDED MARKET                                                          VALUE*
INDEX FUND                                                SHARES          (000)
--------------------------------------------------------------------------------
* Jacobs Engineering Group Inc.                           46,564          3,073
  Mack-Cali Realty Corp. REIT                             98,440          3,054
* GlobespanVirata, Inc.                                  235,622          3,051
* Zebra Technologies Corp. Class A                        54,877          3,046
* Cerner Corp.                                            60,737          3,033
  Forest City Enterprise Class A                          78,257          3,029
* Pixar, Inc.                                             84,115          3,025
* Energizer Holdings, Inc.                               158,631          3,022
* American Tower Corp. Class A                           317,769          3,009
  Reynolds & Reynolds Class A                            123,575          2,997
* Triton PCS, Inc.                                       101,739          2,986
* Earthlink, Inc.                                        245,260          2,985
  Donaldson Co., Inc.                                     76,810          2,983
  Hubbell Inc. Class B                                   101,251          2,975
* Coach, Inc.                                             76,101          2,966
  Raymond James Financial, Inc.                           82,952          2,946
  Arden Realty Group, Inc. REIT                          110,958          2,940
* ResMed Inc.                                             54,474          2,937
  Helmerich & Payne, Inc.                                 87,819          2,931
* Enterasys Networks, Inc.                               331,009          2,929
  Lyondell Chemical Co.                                  203,632          2,918
  Hospitality Properties Trust REIT                       98,840          2,916
* Pharmaceutical Product Development, Inc.                89,989          2,908
* Alkermes, Inc.                                         110,150          2,904
* Openwave Systems Inc.                                  296,262          2,900
* National Processing, Inc.                               89,226          2,900
  American Financial Group, Inc.                         117,955          2,896
  The MONY Group Inc.                                     83,617          2,891
  New Plan Excel Realty Trust REIT                       151,735          2,891
  Sky Financial Group, Inc.                              142,011          2,889
  Brown & Brown, Inc.                                    105,658          2,884
  21st Century Insurance Group                           148,200          2,882
* Advent Software, Inc.                                   57,679          2,881
  Metris Cos., Inc.                                      112,023          2,880
* National-Oilwell, Inc.                                 139,289          2,871
* The Cheesecake Factory                                  82,467          2,867
  IKON Office Solutions, Inc.                            244,740          2,861
  Reinsurance Group of America, Inc.                      85,615          2,849
* Mediacom Communications Corp.                          155,937          2,847
* Exult Inc.                                             177,359          2,847
  CNF Inc.                                                84,819          2,846
  CBRL Group, Inc.                                        96,374          2,837
  Ethan Allen Interiors, Inc.                             68,097          2,832
  HON Industries, Inc.                                   102,240          2,827
  W.R. Berkley Corp.                                      52,628          2,826
* Silicon Laboratories Inc.                               83,730          2,823
  Dial Corp.                                             164,129          2,815
* West Corp.                                             112,853          2,815
  Pier 1 Imports Inc.                                    162,239          2,813
  HCC Insurance Holdings, Inc.                           102,040          2,811
* The Titan Corp.                                        112,621          2,810
  Vectren Corp.                                          116,954          2,805
* Edwards Lifesciences Corp.                             101,351          2,800
* BOK Financial Corp.                                     88,556          2,790
* Priority Healthcare Corp. Class B                       79,214          2,788
* Furniture Brands International Inc.                     87,024          2,787
* Ticketmaster Class B                                   169,992          2,786
  Student Loan Corp.                                      34,553          2,785
  Regency Centers Corp. REIT                             100,345          2,785
* OSI Pharmaceuticals, Inc.                               60,783          2,780
* Newfield Exploration Co.                                78,110          2,774
  Leucadia National Corp.                                 96,005          2,772
* Mandalay Resort Group                                  129,443          2,770
* United Rentals, Inc.                                   121,717          2,763
* Borders Group, Inc.                                    139,089          2,760
  OM Group, Inc.                                          41,659          2,757
  Lee Enterprises, Inc.                                   75,804          2,757
  Cullen/Frost Bankers, Inc.                              89,204          2,755
* Ariba, Inc.                                            446,110          2,748
  Trustmark Corp.                                        113,373          2,747
* Hanover Compressor Co.                                 108,748          2,747
* TriQuint Semiconductor, Inc.                           223,779          2,744
* Fisher Scientific International Inc.                    93,729          2,737
* Affiliated Managers Group, Inc.                         38,653          2,724
  GATX Corp.                                              83,719          2,723
* Henry Schein, Inc.                                      73,401          2,718
  Weingarten Realty Investors REIT                        56,581          2,716
* Aviron                                                  54,474          2,709
* Markel Corp.                                            15,022          2,699
* KEMET Corp.                                            151,507          2,689
  Colonial BancGroup, Inc.                               190,775          2,688
  Great Plains Energy, Inc.                              106,645          2,687
  Webster Financial Corp.                                 85,185          2,686
  Roslyn Bancorp, Inc.                                   153,472          2,686
* NVR, Inc.                                               13,120          2,676
* Extended Stay America, Inc.                            162,633          2,667
* Internet Security Systems, Inc.                         83,111          2,665
* Techne Corp.                                            72,300          2,664
  Massey Energy Co.                                      128,197          2,658
* Acxiom Corp.                                           151,937          2,654
* Renal Care Group, Inc.                                  82,628          2,652
* Sybase, Inc.                                           168,273          2,652
  Philadelphia Suburban Corp.                            117,413          2,648
  AmerUs Group Co.                                        73,800          2,645
  Roper Industries Inc.                                   53,374          2,642
* DoubleClick Inc.                                       232,537          2,637
  Citizens Banking Corp.                                  79,853          2,626
  IDACORP, Inc.                                           64,590          2,622
* Toll Brothers, Inc.                                     59,688          2,620

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
                                                          SHARES          (000)
--------------------------------------------------------------------------------
* Mentor Graphics Corp.                                  111,152          2,620
* Career Education Corp.                                  76,408          2,619
* Orthodontic Centers of America, Inc.                    85,518          2,608
  Capitol Federal Financial                              124,899          2,603
* Maxtor Corp.                                           409,948          2,599
  Dole Food Co.                                           96,640          2,593
  Washington Federal Inc.                                100,559          2,592
  Old National Bancorp                                   102,581          2,590
  IMC Global Inc.                                        198,821          2,585
  Camden Property Trust REIT                              70,261          2,579
  Doral Financial Corp.                                   82,519          2,575
* Integrated Circuit Systems, Inc.                       113,968          2,575
* The Neiman Marcus  Group, Inc. Class A                  82,767          2,572
  Sierra Pacific Resources                               170,867          2,572
* Quantum Corp.-DLT & Storage Systems                    260,582          2,567
  York International Corp.                                67,092          2,558
* Lands' End, Inc.                                        50,970          2,557
* Retek Inc.                                              85,461          2,553
  RPM Inc. (Ohio)                                        176,533          2,553
* Charles River Laboratories, Inc.                        76,213          2,552
* Timberland Co.                                          68,595          2,544
  Peabody Energy Corp.                                    90,134          2,541
  Solutia, Inc.                                          181,050          2,538
  Callaway Golf Co.                                      132,484          2,537
* Extreme Networks, Inc.                                 196,666          2,537
* Owens-Illinois, Inc.                                   253,650          2,534
* Sycamore Networks, Inc.                                472,353          2,532
  Worldcom, Inc.-MCI Group                              199,324          2,531
  Valhi, Inc.                                            198,990          2,527
* Zale Corp.                                              60,082          2,516
* Performance Food Group Co.                              71,501          2,515
* Continental Airlines, Inc. Class B                      95,926          2,514
  StanCorp Financial Group, Inc.                          53,173          2,512
* Service Corp. International                            502,893          2,509
  Precision Castparts Corp.                               88,822          2,509
  Harman International Industries, Inc.                   55,508          2,503
  First Midwest Bancorp                                   85,629          2,500
* Manugistics Group, Inc.                                118,462          2,497
  United Dominion Realty Trust REIT                      172,991          2,491
* Varco International, Inc.                              166,077          2,488
* Advanced Fibre Communications, Inc.                    140,490          2,482
  Skywest, Inc.                                           97,232          2,475
* Adaptec, Inc.                                          170,632          2,474
  BRE Properties Inc. Class A REIT                        79,714          2,468
* IndyMac Bancorp, Inc.                                  105,353          2,463
* Six Flags, Inc.                                        159,774          2,457
  John Wiley & Sons Class A                              106,551          2,454
  Fair, Isaac & Co. Inc.                                  38,805          2,445
* Wind River Systems Inc.                                136,489          2,445
  Greater Bay Bancorp                                     85,306          2,438
  Pogo Producing Co.                                      92,733          2,436
* InterMune Inc.                                          49,275          2,427
* Alleghany Corp.                                         12,587          2,422
  Highwood Properties, Inc. REIT                          93,143          2,417
  BorgWarner, Inc.                                        45,996          2,403
* Keane, Inc.                                            132,604          2,391
  BancorpSouth, Inc.                                     143,719          2,386
* Rightchoice Managed Care, Inc.                          34,049          2,383
* CheckFree Corp.                                        132,389          2,383
  Rayonier Inc.                                           47,060          2,375
  Harsco Corp.                                            69,133          2,371
* Knight Trading Group, Inc.                             214,493          2,364
  WGL Holdings Inc.                                       81,012          2,355
* Neurocrine Biosciences, Inc.                            45,763          2,348
  Westamerica Bancorporation                              59,283          2,346
  Independence Community Bank Corp.                      103,049          2,345
* Scotts Co.                                              49,269          2,345
* Ingram Micro, Inc. Class A                             135,188          2,341
  Polaris Industries, Inc.                                40,510          2,339
* Activision, Inc.                                        89,826          2,336
* Northwest Airlines Corp. Class A                       148,600          2,333
* Apria Healthcare Group Inc.                             93,210          2,329
  Hudson United Bancorp                                   80,850          2,320
* Vignette Corp.                                         430,445          2,311
  Ruby Tuesday, Inc.                                     112,025          2,311
* Saks Inc.                                              247,398          2,311
  Lancaster Colony Corp.                                  64,910          2,305
* Forest Oil Corp.                                        81,546          2,300
  Post Properties, Inc. REIT                              64,749          2,299
* Cor Therapeutics, Inc.                                  96,031          2,298
* Covance, Inc.                                          100,502          2,281
* Columbia Sportswear Co.                                 68,394          2,278
  La-Z-Boy Inc.                                          104,252          2,275
* LifePoint Hospitals, Inc.                               66,812          2,274
* Medarex, Inc.                                          126,571          2,273
  ArvinMeritor, Inc.                                     115,613          2,271
  Park National Corp.                                     24,437          2,267
  People's Bank                                          106,305          2,260
  Hawaiian Electric Industries Inc.                       56,016          2,256
  RGS Energy Group Inc.                                   59,933          2,253
* Dal-Tile International Inc.                             96,836          2,251
* Priceline.com Inc.                                     386,538          2,250
  Provident Financial Group, Inc.                         85,547          2,248
* GTech Holdings Corp.                                    49,576          2,245
* Incyte Genomics, Inc.                                  114,256          2,235
  Interactive Data Corp.                                 157,975          2,234
* Coventry Health Care Inc.                              111,755          2,230
* SonicWALL, Inc.                                        113,961          2,215

--------------------------------------------------------------------------------
                                                                         MARKET
EXTENDED MARKET                                                          VALUE*
INDEX FUND                                                SHARES          (000)
--------------------------------------------------------------------------------
  Applebee's International, Inc.                          64,724          2,214
* The Corporate Executive Board Co.                       60,285          2,212
  Commerce Group, Inc.                                    58,683          2,212
* Grant Prideco, Inc.                                    189,576          2,180
  Diagnostic Products Corp.                               49,426          2,172
  Corn Products International, Inc.                       61,588          2,171
* Axcelis Technologies, Inc.                             168,347          2,170
  AGL Resources Inc.                                      94,229          2,169
* STERIS Corp.                                           118,683          2,168
  Aptargroup Inc.                                         61,895          2,168
* Payless ShoeSource, Inc.                                38,600          2,167
  Hollinger International, Inc.                          184,973          2,164
  Global Payments Inc.                                    62,756          2,159
* The Yankee Candle Company, Inc.                         95,200          2,157
  Kennametal, Inc.                                        53,531          2,156
  First American Corp.                                   114,375          2,143
* Education Management Corp.                              58,984          2,138
* Myriad Genetics, Inc.                                   40,557          2,135
* CNET Networks, Inc.                                    237,946          2,134
* 7-Eleven, Inc.                                         182,056          2,132
  Interstate Bakeries Corp.                               88,127          2,131
  First Industrial Realty Trust REIT                      68,497          2,130
* Plantronics, Inc.                                       82,712          2,121
  Western Resources, Inc.                                123,241          2,120
* Regeneron Pharmaceuticals, Inc.                         75,103          2,115
  AK Steel Corp.                                         185,692          2,113
  Cousins Properties, Inc. REIT                           86,509          2,107
* Liberate Technologies, Inc.                            183,458          2,106
* Silicon Valley Bancshares                               78,719          2,104
  United Bankshares, Inc.                                 72,809          2,101
* Insight Communications Co., Inc.                        86,823          2,098
* CEC Entertainment Inc.                                  48,333          2,097
  Graco, Inc.                                             53,277          2,080
* Red Hat, Inc.                                          293,006          2,080
* Electronics for Imaging, Inc.                           93,229          2,080
* Tularik, Inc.                                           86,431          2,076
  Monsanto Co.                                            61,388          2,075
* Getty Images, Inc.                                      90,024          2,069
  Arch Coal, Inc.                                         90,733          2,060
* Endo Pharmaceuticals Holdings, Inc.                    176,404          2,059
  Downey Financial Corp.                                  49,593          2,046
* CV Therapeutics, Inc.                                   39,055          2,032
* Corvis Corp.                                           627,255          2,026
  NDCHealth Corp.                                         58,624          2,025
* Numerical Technologies, Inc.                            57,406          2,021
  Whitney Holdings                                        46,070          2,020
* Williams Communications Group, Inc.                    859,210          2,019
* Flowserve Corp.                                         75,606          2,012
* Isis Pharmaceuticals, Inc.                              90,500          2,008
  Odyssey Re Holdings Corp.                              113,431          2,008
* Kinder Morgan Management, LLC                           52,955          2,007
* Legato Systems, Inc.                                   154,720          2,007
* Western Digital Corp.                                  319,256          2,002
  Media General, Inc. Class A                             40,160          2,001
  Reckson Associates Realty Corp. REIT                    85,629          2,000
  Dreyer's Grand Ice Cream, Inc.                          51,872          1,998
  Pittston Brink's Group                                  90,381          1,997
  Storage USA, Inc. REIT                                  47,372          1,994
  Pennzoil-Quaker State Co.                              137,769          1,991
  FactSet Research Systems Inc.                           56,881          1,988
* NPS Pharmaceuticals Inc.                                51,873          1,987
  Piedmont Natural Gas, Inc.                              55,451          1,985
* Transkaryotic Therapies, Inc.                           46,364          1,984
  AGCO Corp.                                             125,377          1,978
  Werner Enterprises, Inc.                                81,397          1,978
* THQ Inc.                                                40,758          1,976
* Informatica Corp.                                      136,089          1,975
* Emmis Communications, Inc.                              83,416          1,972
  Healthcare Realty  Trust Inc. REIT                      70,410          1,971
* Oakley, Inc.                                           121,172          1,970
* Ascential Software Corp.                               485,141          1,965
* Varian Semiconductor Equipment Associates, Inc.         56,678          1,960
* Aeroflex, Inc.                                         103,341          1,956
* Cognex Corp.                                            76,353          1,955
* United Stationers, Inc.                                 58,066          1,954
  Carlisle Co., Inc.                                      52,619          1,946
  HRPT Properties Trust REIT                             224,338          1,943
* Spinnaker Exploration Co.                               47,068          1,937
* Powerwave Technologies, Inc.                           111,956          1,935
* PETsMART, Inc.                                         196,470          1,933
* Mueller Industries Inc.                                 58,115          1,932
* Micromuse Inc.                                         128,475          1,927
* Direct Focus, Inc.                                      61,686          1,925
  Blyth, Inc.                                             82,771          1,924
  Cambrex Corp.                                           44,063          1,921
* Credence Systems Corp.                                 103,434          1,921
  International Bancshares Corp.                          45,532          1,919
  First Citizens BancShares Class A                       19,632          1,919
  PNM Resources Inc.                                      68,618          1,918
  Albemarle Corp.                                         79,896          1,918
* Mid Atlantic Medical Services, Inc.                     83,918          1,905
* Teletech Holdings Inc.                                 132,824          1,903
* MedQuist, Inc.                                          64,972          1,900
* Alamosa Holdings, Inc.                                 159,095          1,898
* Plexus Corp.                                            71,397          1,896
* Cytec Industries, Inc.                                  70,100          1,893
* Scios, Inc.                                             79,577          1,892

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
                                                          SHARES          (000)
--------------------------------------------------------------------------------
  CenterPoint Properties Corp. REIT                       37,960          1,890
  Commercial Federal Corp.                                80,427          1,890
* Tekelec                                                104,247          1,888
* CommScope, Inc.                                         88,623          1,885
  Trinity Industries, Inc.                                69,206          1,880
* Chesapeake Energy Corp.                                284,314          1,879
  Alexander & Baldwin, Inc.                               70,123          1,872
  Alpharma, Inc. Class A                                  70,685          1,870
  IDEX Corp.                                              53,978          1,862
* Jack in the Box Inc.                                    67,609          1,862
* Varian, Inc.                                            57,380          1,861
  Western Gas Resources, Inc.                             57,583          1,861
* Avocent Corp.                                           76,723          1,861
  ONEOK, Inc.                                            103,947          1,854
* CuraGen Corp.                                           82,813          1,853
* Chico's FAS, Inc.                                       46,574          1,849
  Regis Corp.                                             71,714          1,849
* Tom Brown, Inc.                                         68,301          1,845
* Price Communications Corp.                              96,537          1,843
* Respironics, Inc.                                       53,177          1,842
* Cox Radio, Inc.                                         72,104          1,837
  DQE Inc.                                                96,881          1,834
* Renaissance Learning, Inc.                              60,185          1,834
* Speedway Motorsports, Inc.                              72,510          1,833
* Pharmaceutical Resources, Inc.                          53,966          1,824
  Ametek Aerospace Products Inc.                          57,185          1,824
* Linens 'n Things, Inc.                                  71,498          1,823
  Superior Industries International, Inc.                 45,284          1,823
  Jefferies Group, Inc.                                   43,068          1,822
* AMN Healthcare Services, Inc.                           66,300          1,817
  Developers Diversified Realty Corp. REIT                95,147          1,817
* Stericycle, Inc.                                        29,847          1,817
  Community First Bankshares, Inc.                        70,724          1,817
  Lincoln Electric Holdings                               74,265          1,815
  Church & Dwight, Inc.                                   68,100          1,814
* Inrange Technologies Corp.                             146,532          1,810
* Macromedia, Inc.                                       101,655          1,809
* Stone Energy Corp.                                      45,746          1,807
* Anixter International Inc.                              62,187          1,804
  Florida Rock Industries, Inc.                           49,274          1,802
  Invacare Corp.                                          53,423          1,801
* Cirrus Logic                                           136,190          1,800
* MKS Instruments, Inc.                                   66,491          1,797
  Staten Island Bancorp, Inc.                            109,879          1,792
  Vector Group Ltd.                                       54,513          1,791
* Sotheby's Holdings Class A                             107,748          1,790
* Insight Enterprises, Inc.                               72,723          1,789
* Inhale Therapeutic Systems                              96,334          1,787
* Black Box Corp.                                         33,647          1,779
  WPS Resources Corp.                                     48,576          1,775
* Accredo Health, Inc.                                    44,715          1,775
  Crompton Corp.                                         197,192          1,775
* AmeriTrade Holding Corp.                               299,418          1,773
* LTX Corp.                                               84,614          1,772
* Borland Software Corp.                                 113,061          1,771
* AnnTaylor Stores Corp.                                  50,573          1,770
* Airgas, Inc.                                           116,773          1,766
  Nationwide Financial Services, Inc.                     42,559          1,764
* Electronics Boutique Holdings Corp.                     44,162          1,764
  Federal Signal Corp.                                    79,149          1,763
* Houston Exploration Co.                                 52,480          1,762
* Cubist Pharmaceuticals, Inc.                            48,970          1,761
* Tetra Tech, Inc.                                        88,311          1,758
  Prentiss Properties Trust REIT                          64,002          1,757
* Atlantic Coast Airlines Holdings Inc.                   75,403          1,756
* Edison Schools Inc.                                     89,323          1,755
* Immunomedics Inc.                                       86,520          1,753
* FEI Co.                                                 55,576          1,751
  MDC Holdings, Inc.                                      46,288          1,749
* Interwoven, Inc.                                       179,451          1,748
* Pure Resources, Inc.                                    86,935          1,747
* Barra, Inc.                                             37,054          1,745
* ADTRAN Inc.                                             68,296          1,743
  Shurgard Storage Centers, Inc. Class A REIT             54,389          1,740
  American Capital Strategies, Ltd.                       61,091          1,732
  Granite Construction Co.                                71,904          1,731
* Southwest Bancorporation of Texas, Inc.                 57,185          1,731
  Ryland Group, Inc.                                      23,534          1,723
* Southern Union Co.                                      91,242          1,721
  Sensient Technologies Corp.                             82,565          1,718
  Cleco Corp.                                             77,999          1,714
* WebEx Communications, Inc.                              68,925          1,713
* Loral Space & Communications                           571,417          1,709
* S1 Corp.                                               105,345          1,704
* Foundry Networks, Inc.                                 208,583          1,700
* Province Healthcare Co.                                 55,027          1,698
* Arbitron Inc.                                           49,710          1,698
  The Timken Co.                                         104,748          1,695
* SanDisk Corp.                                          117,463          1,691
* Advanced Digital Information Corp.                     105,349          1,690
* Genencor International Inc.                            105,826          1,689
* Sonic Corp.                                             46,724          1,682
* RSA Security Inc.                                       96,237          1,680
* Shaw Group, Inc.                                        71,499          1,680
* PEC Solutions, Inc.                                     44,670          1,680
* Ohio Casualty Corp.                                    104,663          1,680
* Therasense, Inc.                                        67,446          1,673

--------------------------------------------------------------------------------
                                                                         MARKET
EXTENDED MARKET                                                          VALUE*
INDEX FUND                                                SHARES          (000)
--------------------------------------------------------------------------------
* Centennial Communications Corp. Class A                162,930          1,668
* Allegiance Telecom, Inc.                               200,829          1,665
* RealNetworks, Inc.                                     280,138          1,664
  Universal Corp. VA                                      45,576          1,659
* FreeMarkets, Inc.                                       68,999          1,654
* American Axle & Manufacturing Holdings, Inc.            77,319          1,653
* Alpha Industries, Inc.                                  75,804          1,653
* Photronics Labs Inc.                                    52,669          1,651
  Washington REIT                                         66,214          1,648
* PRIMEDIA Inc.                                          376,720          1,639
* Argosy Gaming Co.                                       50,275          1,635
* Key Energy Services, Inc.                              177,650          1,634
* Microtune, Inc.                                         69,664          1,634
* Thoratec Corp.                                          96,095          1,634
  Briggs & Stratton Corp.                                 38,156          1,629
* SEACOR SMIT Inc.                                        35,100          1,629
* Choice Hotel International, Inc.                        73,323          1,624
* Sonus Networks, Inc.                                   351,118          1,622
* IDEXX Laboratories Corp.                                56,784          1,619
  Federal Realty Investment Trust REIT                    70,210          1,615
* Inktomi Corp.                                          240,449          1,613
* Commerce One, Inc.                                     449,993          1,606
  Pan Pacific Retail Properties, Inc. REIT                55,899          1,605
  Technitrol, Inc.                                        58,084          1,604
  Minerals Technologies, Inc.                             34,351          1,602
* Quanta Services, Inc.                                  103,542          1,598
* Kronos, Inc.                                            33,011          1,597
* Westport Resources Corp.                                91,755          1,592
* Hain Celestial Group, Inc.                              57,884          1,589
* MAXIMUS, Inc.                                           37,750          1,588
  PolyOne Corp.                                          161,815          1,586
  SL Green Realty Corp. REIT                              51,583          1,584
* Great Atlantic & Pacific Tea Co., Inc.                  66,397          1,579
* Kopin Corp.                                            112,756          1,579
* AmeriPath, Inc.                                         49,276          1,577
* Beverly Enterprises, Inc.                              183,364          1,577
* Veeco Instruments, Inc.                                 43,661          1,574
* Concurrent Computer Corp.                              105,753          1,570
* Bruker Daltonics, Inc.                                  95,980          1,569
  Vintage Petroleum, Inc.                                108,360          1,566
  Essex Property Trust, Inc. REIT                         31,652          1,564
  TrustCo Bank NY                                        124,315          1,563
* Citizens, Inc.                                         123,353          1,560
  UMB Financial Corp.                                     38,975          1,559
  The Pep Boys (Manny, Moe & Jack)                        90,836          1,558
  The Macerich Co. REIT                                   58,498          1,556
* Universal Compression Holdings, Inc.                    52,578          1,551
  Realty Income Corp. REIT                                52,693          1,549
  Alfa Corp.                                              68,998          1,548
* ESS Technology, Inc.                                    72,805          1,548
  Longs Drug Stores, Inc.                                 66,200          1,548
  Chittenden Corp.                                        56,057          1,547
* Handspring, Inc.                                       229,200          1,545
* CACI International, Inc.                                39,056          1,542
* XM Satellite Radio Holdings, Inc.                       83,900          1,540
  Arrow International, Inc.                               38,563          1,540
* ITT Educational Services, Inc.                          41,760          1,540
  FelCor Lodging Trust, Inc. REIT                         92,088          1,539
* SERENA Software, Inc.                                   70,697          1,537
* Heartland Express, Inc.                                 55,344          1,537
  Delta & Pine Land Co.                                   67,576          1,529
* Corinthian Colleges, Inc.                               37,355          1,527
  Ferro Corp.                                             59,153          1,526
* ONI Sytems Corp.                                       243,392          1,526
  Nationwide Health Properties, Inc. REIT                 81,541          1,524
* Elantec Semiconductor, Inc.                             39,657          1,523
  Black Hills Corp.                                       44,978          1,522
* Silicon Storage Technology, Inc.                       157,819          1,521
* Journal Register Co.                                    72,308          1,521
  Annaly Mortgage Management Inc. REIT                    95,080          1,521
* Albany Molecular Research, Inc.                         57,284          1,517
* Kindred Healthcare, Inc.                                29,148          1,516
* ADVO, Inc.                                              35,130          1,511
  J. M. Smucker Co.                                       42,676          1,510
  Chateau Communities, Inc. REIT                          50,395          1,507
* Coherent, Inc.                                          48,714          1,506
* AFC Enterprises, Inc.                                   53,031          1,506
* Interneuron Pharmaceutical, Inc.                       135,721          1,505
* K-V Pharmaceutical Co. Class A                          51,002          1,505
* InFocus Corp.                                           68,293          1,504
* Rent-A-Center, Inc.                                     44,667          1,499
  Nordson Corp.                                           56,767          1,499
* Trendwest Resorts, Inc.                                 59,194          1,499
* Perrigo Co.                                            126,796          1,499
* Polo Ralph Lauren Corp.                                 55,785          1,493
* Too Inc.                                                54,277          1,493
* Mercury Computer Systems, Inc.                          38,153          1,492
  Atmos Energy Corp.                                      70,204          1,492
  Horace Mann Educators Corp.                             70,303          1,492
* Reliant Resources, Inc.                                 90,316          1,491
* Commonwealth Telephone Enterprises, Inc.                32,759          1,491
  Oshkosh B' Gosh, Inc. Class A                           35,537          1,490
  Chelsea Property Group REIT                             30,354          1,490
* R.H. Donnelley Corp.                                    51,188          1,487
* Haemonetics Corp.                                       43,768          1,485
* Advanced Energy Industries, Inc.                        55,678          1,483
* Men's Wearhouse, Inc.                                   71,804          1,483
* Time Warner Telecom Inc.                                83,717          1,481

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
                                                          SHARES          (000)
--------------------------------------------------------------------------------
* Waste Connections, Inc.                                 47,771          1,480
* Genta Inc.                                             103,700          1,476
  Bob Evans Farms, Inc.                                   60,021          1,475
* C-COR Electronics, Inc.                                101,086          1,473
* Sola International Inc.                                 75,865          1,472
* Sylvan Learning Systems, Inc.                           66,498          1,468
* Christopher & Banks Corp.                               42,810          1,466
* Kulicke & Soffa Industries, Inc.                        85,420          1,465
  New Jersey Resources Corp.                              31,246          1,462
* WFS Financial, Inc.                                     60,861          1,461
* Vitria Technology, Inc.                                228,623          1,461
* Gartner, Inc. Class A                                  124,800          1,459
* The Topps Co., Inc.                                    119,758          1,455
* Microsemi Corp.                                         48,969          1,454
* Documentum, Inc.                                        66,894          1,453
* Unilab Corp.                                            57,881          1,453
* webMethods, Inc.                                        86,575          1,451
  USFreightways Corp.                                     46,167          1,450
  Potlatch Corp.                                          49,360          1,447
* Gaylord Entertainment Co. Class A                       58,746          1,445
  Brady Corp. Class A                                     39,460          1,444
  First Financial Bancorp                                 81,669          1,441
* Agile Software Corp.                                    83,617          1,440
* Siliconix, Inc.                                         52,474          1,439
* J.B. Hunt Transport Services, Inc.                      61,995          1,438
* Hotel Reservations Network, Inc.                        31,257          1,438
  H.B. Fuller Co.                                         49,976          1,438
* Electro Scientific Industries, Inc.                     47,866          1,436
* La Quinta Properties, Inc. REIT                        250,032          1,435
* Tanox, Inc.                                             77,417          1,432
* Sybron Dental Specialties, Inc.                         66,230          1,429
  UGI Corp. Holding Co.                                   47,320          1,429
* Exelixis, Inc.                                          85,957          1,429
* Kansas City Southern Industries,Inc                    101,050          1,428
* Global Industries Ltd.                                 160,231          1,426
  Liberty Corp.                                           34,555          1,422
  Susquehanna Bancshares, Inc.                            68,069          1,419
  Elcor Corp.                                             51,010          1,418
* ProQuest Co.                                            41,765          1,416
  Blockbuster Inc. Class A                                56,185          1,416
* Cell Genesys, Inc.                                      60,885          1,415
* Cymer, Inc.                                             52,795          1,411
  Reliance Steel & Aluminum Co.                           53,687          1,409
* Exar Corp.                                              67,495          1,407
* Cell Therapeutics, Inc.                                 58,283          1,407
  Grey Global Group Inc.                                   2,104          1,403
* ARAMARK Corp.                                           52,100          1,401
* Magma Design Automation, Inc.                           46,271          1,401
  Fleming Cos., Inc.                                      75,709          1,401
* Pediatrix Medical Group, Inc.                           41,260          1,400
* Flowers Foods, Inc.                                     34,994          1,397
* Cal Dive International, Inc.                            56,580          1,396
* The Wet Seal, Inc. Class A                              59,158          1,393
  CBL & Associates Properties, Inc. REIT                  44,080          1,389
  Oshkosh Truck Corp.                                     28,448          1,387
* Rambus Inc.                                            173,044          1,383
  Great American Financial Resources, Inc.                73,684          1,382
* IGEN International, Inc.                                34,351          1,377
* Read Rite Corp.                                        208,362          1,377
* Emisphere Technologies, Inc.                            43,147          1,377
* Bio-Rad Laboratories, Inc. Class A                      21,681          1,372
* Manhattan Associates, Inc.                              47,068          1,372
  Millennium Chemicals, Inc.                             108,861          1,372
* Entravision Communications Corp.                       114,776          1,372
  Health Care REIT, Inc.                                  56,297          1,371
* NRG Energy, Inc.                                        88,240          1,368
* First Horizon Pharmaceutical Corp.                      46,532          1,368
  Ventas, Inc. REIT                                      118,743          1,366
  Apogee Enterprises, Inc.                                86,283          1,365
* SeaChange International, Inc.                           39,958          1,363
  W.P. Carey & Co. LLC                                    58,704          1,362
  Santander BanCorp                                       69,943          1,358
* Leap Wireless International, Inc.                       64,691          1,357
* Avant! Corp.                                            66,191          1,356
* Trimeris, Inc.                                          30,046          1,351
  Modine Manufacturing Co.                                57,887          1,351
  Kelly Services, Inc. Class A                            61,635          1,349
* Philadelphia Consolidated  Holding Corp.                35,756          1,348
  Wallace Computer Services, Inc.                         70,906          1,347
  Texas Industries, Inc.                                  36,469          1,346
* Fresh Del Monte Produce Inc.                            89,345          1,345
* aaiPharma Inc.                                          53,150          1,337
* Alaska Air Group, Inc.                                  45,866          1,335
* NBTY, Inc.                                             113,765          1,331
* Oak Technology, Inc.                                    96,738          1,330
  Overseas Shipholding Group Inc.                         59,098          1,330
  Kellwood Co.                                            55,269          1,327
  Energen Corp.                                           53,783          1,326
* DuPont Photomasks, Inc.                                 30,444          1,323
  LNR Property Corp.                                      42,415          1,323
* Imation Corp.                                           61,279          1,322
  AREA Bancshares Corp.                                   67,918          1,322
* Infonet Services Corp.                                 539,504          1,322
  Cabot Oil & Gas Corp. Class A                           54,951          1,322
* Antigenics, Inc.                                        80,539          1,321
  Strayer Education, Inc.                                 27,025          1,317
* URS Corp.                                               48,008          1,316
* Meridian Gold Co.                                      127,200          1,314

--------------------------------------------------------------------------------
                                                                         MARKET
EXTENDED MARKET                                                          VALUE*
INDEX FUND                                                SHARES          (000)
--------------------------------------------------------------------------------
  Barnes Group, Inc.                                      54,660          1,311
  Weis Markets, Inc.                                      46,879          1,311
  Churchill Downs, Inc.                                   35,444          1,310
* Cross Country, Inc.                                     49,378          1,309
  Hilb, Rogal and Hamilton Co.                            23,343          1,308
  First Bancorp/Puerto Rico                               45,776          1,305
  Taubman Co. REIT                                        87,852          1,305
  Republic Bancorp, Inc.                                  94,181          1,304
* American Management  Systems, Inc.                      72,130          1,304
  ABM Industries                                          41,565          1,303
  N L Industries, Inc.                                    85,330          1,303
  Brandywine Realty Trust REIT                            61,801          1,302
* Collins & Aikman Corp.                                 168,606          1,298
* Eclipsys Corp.                                          77,412          1,297
* American Italian Pasta Co.                              30,849          1,297
* Interlogix, Inc.                                        33,476          1,295
  Seacoast Financial Services Corp.                       75,457          1,294
* Administaff, Inc.                                       47,168          1,293
  Casey's General Stores                                  86,736          1,292
  UAL Corp.                                               95,729          1,292
  Cato Corp. Class A                                      68,370          1,292
* CUNO Inc.                                               42,349          1,292
* International Multifoods Corp.                          54,025          1,291
* Travelocity.com Inc.                                    44,964          1,291
  UIL Holdings Corp.                                      25,139          1,290
  Manitowac Co., Inc.                                     41,463          1,289
* Pathmark Stores, Inc.                                   52,275          1,289
* Entegris Inc.                                          117,556          1,288
* First Consulting Group, Inc.                            82,310          1,288
  Burlington Coat Factory Warehouse Corp.                 76,615          1,287
  Greif Brothers Corp. Class A                            39,057          1,287
* Champion Enterprises, Inc.                             104,533          1,287
  Cooper Cos., Inc.                                       25,740          1,286
* El Paso Electric Co.                                    88,703          1,286
  Ruddick Corp.                                           80,229          1,283
  The South Financial Group, Inc.                         72,120          1,280
* Littelfuse, Inc.                                        48,752          1,279
* Cerus Corp.                                             27,841          1,274
* The InterCept Group, Inc.                               31,048          1,270
* MICROS Systems, Inc.                                    50,499          1,268
* BroadVision, Inc.                                      462,572          1,267
  Claire's Stores, Inc.                                   83,921          1,267
  Pacific Capital Bancorp                                 45,579          1,267
* Forward Air Corp.                                       37,259          1,264
* Value Vision International, Inc. Class A                64,497          1,263
  Commercial Metals Co.                                   36,111          1,263
* Impath, Inc.                                            28,342          1,262
* Metro One Telecommunications, Inc.                      41,660          1,260
* Identix, Inc.                                           86,200          1,258
* Select Medical Corp.                                    78,210          1,258
* ATMI, Inc.                                              52,705          1,257
* InVision Technologies, Inc.                             42,137          1,255
* Station Casinos, Inc.                                  112,169          1,255
* Scientific Games Corp.                                 143,389          1,255
  Standard Pacific Corp.                                  51,577          1,254
  American Woodmark Corp.                                 23,323          1,254
* The Ackerley Group, Inc.                                71,571          1,252
  Banta Corp.                                             42,397          1,252
  Gables Residential Trust REIT                           42,277          1,251
* The Children's Place Retail Stores, Inc.                46,064          1,251
* Dycom Industries, Inc.                                  74,653          1,247
* Kos Pharmaceuticals, Inc.                               36,053          1,247
* VISX Inc.                                               94,141          1,247
  Mid-America Apartment Communities, Inc. REIT            47,400          1,247
* ILEX Oncology, Inc.                                     46,067          1,246
  Hughes Supply, Inc.                                     40,327          1,245
  Mills Corp. REIT                                        46,983          1,244
  Central Parking Corp.                                   63,195          1,241
  Tredegar Corp.                                          65,300          1,241
  Otter Tail Corp.                                        42,570          1,240
* MSC Industrial Direct Co., Inc. Class A                 62,793          1,240
* Handleman Co.                                           83,487          1,240
  Baldor Electric Co.                                     59,221          1,238
* Evergreen Resources, Inc.                               32,052          1,238
  Airborne, Inc.                                          83,442          1,237
  Mid-America Bancorp                                     37,363          1,237
* Stillwater Mining Co.                                   66,848          1,237
* FileNET Corp.                                           60,910          1,236
  Southwest Gas Corp.                                     55,282          1,236
  Olin Corp.                                              76,514          1,235
  Bandag, Inc.                                            35,519          1,235
  Kilroy Realty Corp. REIT                                46,978          1,234
* Coinstar, Inc.                                          49,259          1,231
* Duane Reade Inc.                                        40,563          1,231
* Brooks Automation, Inc.                                 30,244          1,230
* HNC Software, Inc.                                      59,687          1,230
* Verity, Inc.                                            60,689          1,229
* US Oncology, Inc.                                      162,976          1,229
* Credit Acceptance Corp.                                138,028          1,228
* Ixia                                                    95,598          1,228
* Syncor International Corp.                              42,865          1,228
* Serologicals Corp.                                      57,065          1,227
* Connetics Corp.                                        103,086          1,227
* ProAssurance Corp.                                      69,726          1,226
* Harmonic, Inc.                                         101,955          1,225
* Tuesday Morning Corp.                                   67,700          1,225
  RPC Inc.                                                69,181          1,221
* SeeBeyond Technology Corp.                             125,873          1,221
  Roadway Corp                                            33,256          1,220

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
                                                          SHARES          (000)
--------------------------------------------------------------------------------
* NeoPharm, Inc.                                          48,667          1,219
* BlackRock, Inc.                                         29,233          1,219
  Lance, Inc.                                             85,267          1,218
  Newport Corp.                                           63,190          1,218
* Hollywood Entertainment Corp.                           85,197          1,217
  Lone Star Steakhouse & Saloon, Inc.                     82,046          1,217
* Modis Professional Services Inc.                       170,342          1,216
* PRI Automation, Inc.                                    59,365          1,214
* Boyd Gaming Corp.                                      186,509          1,212
  Harleysville Group, Inc.                                50,676          1,211
  CH Energy Group, Inc.                                   27,845          1,210
* Tellium, Inc.                                          193,940          1,208
  Sanderson Farms, Inc.                                   56,382          1,204
* Vicor Corp.                                             74,284          1,203
  Plains All American Pipeline, L.P.                      46,289          1,203
* Akamai Technologies, Inc.                              202,497          1,203
* FuelCell Energy, Inc.                                   66,200          1,201
* Intergraph Corp.                                        87,331          1,200
  R.L.I. Corp.                                            26,650          1,199
  Zenith National Insurance Corp.                         42,860          1,198
  Vital Signs, Inc.                                       34,306          1,197
  Regal-Beloit Corp.                                      54,865          1,196
  Quanex Corp.                                            42,241          1,195
* California Pizza Kitchen, Inc.                          48,166          1,192
* Insituform Technologies Inc. Class A                    46,569          1,191
* XOMA Ltd.                                              120,924          1,191
  Home Properties of New York, Inc. REIT                  37,670          1,190
* Simpson Manufacturing Co.                               20,734          1,188
* EMCOR Group, Inc.                                       26,138          1,187
  Kaydon Corp.                                            52,282          1,186
  Fred's, Inc.                                            28,947          1,186
  Westcorp, Inc.                                          63,451          1,185
  Pulitzer, Inc.                                          23,213          1,184
* Aztar Corp.                                             64,510          1,181
* McAfee.com Corp.                                        34,752          1,178
* Checkpoint Systems, Inc.                                87,913          1,178
  Mentor Corp.                                            41,200          1,177
* MSCI, Inc.                                              50,146          1,176
* SCP Pool Corp.                                          42,777          1,174
* Ralcorp Holdings, Inc.                                  51,687          1,173
* Pacific Sunwear of California                           57,453          1,173
* Crestline Capital Corp.                                 37,732          1,172
  SWS Group, Inc.                                         46,013          1,171
  PS Business Parks, Inc. REIT                            37,169          1,171
  First Commonwealth Financial Corp.                     101,568          1,170
  Sovran Self Storage, Inc. REIT                          37,549          1,170
  Hudson River Bancorp. Inc.                              53,356          1,168
* InfoSpace, Inc.                                        568,965          1,166
  The Trust Co. of New Jersey                             46,261          1,166
  Delphi Financial Group, Inc.                            34,994          1,165
* Embarcadero Technologies, Inc.                          48,085          1,164
  Summit Properties, Inc. REIT                            46,505          1,164
  Manufactured Home Communities, Inc. REIT                37,269          1,163
* Knight Transportation, Inc.                             61,893          1,162
  G & K Services, Inc.                                    35,982          1,162
* American Medical Systems Holdings, Inc.                 56,101          1,161
  MAF Bancorp, Inc.                                       39,339          1,161
  W Holding Co., Inc.                                     71,620          1,160
  F.N.B. Corp.                                            44,021          1,160
* Pixelworks, Inc.                                        72,222          1,160
  Albany International Corp.                              53,417          1,159
* Per-Se Technologies, Inc.                              107,825          1,159
  Argonaut Group, Inc.                                    59,219          1,159
* Digital Insight Corp.                                   51,810          1,158
  Suffolk Bancorp                                         21,229          1,158
* SangStat Medical Corp.                                  58,959          1,158
  Matthews International Corp.                            47,085          1,157
  Alexandria Real Estate Equities, Inc. REIT              28,152          1,157
  A.O. Smith Corp.                                        59,324          1,157
  Glatfelter                                              74,211          1,156
* Tweeter Home Entertainment Group, Inc.                  39,758          1,153
* Integra LifeSciences Holdings                           43,766          1,153
* Sirius Satellite Radio, Inc.                            99,100          1,153
* Joy Global Inc.                                         68,597          1,152
* Actuant Corp.                                           34,289          1,152
* Stellent Inc.                                           38,958          1,152
  Koger Equity, Inc. REIT                                 70,602          1,151
* Oceaneering International, Inc.                         51,961          1,149
  United National Bancorp                                 47,861          1,149
* EGL, Inc.                                               82,318          1,148
* Matria Healthcare, Inc.                                 33,147          1,148
  Clarcor Inc.                                            42,273          1,148
* Websense, Inc.                                          35,770          1,147
* Ivex Packaging Corp.                                    60,360          1,147
  Woodward Governor Co.                                   19,633          1,144
  Sun Communities, Inc. REIT                              30,658          1,142
* Entrust, Inc.                                          112,064          1,142
  West Pharmaceutical Services, Inc.                      42,916          1,142
* Symyx Technologies                                      53,681          1,140
* Kirby Corp.                                             41,385          1,140
* Conmed Corp.                                            57,073          1,139
  S & T Bancorp, Inc.                                     46,881          1,138
  Hooper Holmes, Inc.                                    126,872          1,136
* Hyperion Solutions Corp.                                57,167          1,135
* Casella Waste Systems, Inc.                             76,652          1,135
* Genlyte Group, Inc.                                     38,145          1,135
  A. Schulman Inc.                                        83,152          1,135

--------------------------------------------------------------------------------
                                                                         MARKET
EXTENDED MARKET                                                          VALUE*
INDEX FUND                                                SHARES          (000)
--------------------------------------------------------------------------------
* Aftermarket Technology Corp.                            70,060          1,135
* Hot Topic, Inc.                                         36,153          1,135
* ImmunoGen, Inc.                                         68,301          1,132
* Alloy, Inc.                                             52,582          1,132
* Tollgrade Communications, Inc.                          33,938          1,132
* Sunrise Assisted Living, Inc.                           38,859          1,131
* Radio One, Inc. Class D                                 62,800          1,131
  Advanced Marketing Services                             61,937          1,130
* The Dress Barn, Inc.                                    45,153          1,129
* Photon Dynamics, Inc.                                   24,732          1,129
  CNA Surety Corp.                                        72,814          1,129
* TBC Corp.                                               84,247          1,128
  Independent Bank Corp. (MA)                             52,450          1,127
* Ryan's Family Steak Houses, Inc.                        52,006          1,126
* Acclaim Entertainment Inc.                             212,380          1,126
* Syntel, Inc.                                            87,008          1,125
  John H. Harland Co.                                     50,885          1,125
  Colonial Properties Trust REIT                          36,084          1,124
* UICI                                                    83,228          1,124
  JDN Realty Corp. REIT                                   91,055          1,123
  Bedford Property Investors, Inc. REIT                   49,864          1,122
* Novavax, Inc.                                           79,570          1,122
  National Health Investors REIT                          75,785          1,122
* Wilson Greatbatch Technologies, Inc.                    31,062          1,121
  Northwest Natural Gas Co.                               43,972          1,121
  CVB Financial Corp.                                     47,870          1,120
  Watts Industries Class A                                74,590          1,119
* Concord Communications, Inc.                            54,148          1,118
* Trammell Crow Co.                                       95,309          1,115
  Community Trust Bancorp Inc.                            46,936          1,115
* Intrado Inc.                                            41,440          1,111
* JAKKS Pacific, Inc.                                     58,600          1,110
  State Auto Financial Corp.                              68,202          1,108
* Global Imaging Systems, Inc.                            74,159          1,107
* CardioDynamics International Corp.                     167,428          1,107
* WMS Industries, Inc.                                    55,333          1,107
* Beazer Homes USA, Inc.                                  15,122          1,106
* Sonosite, Inc.                                          43,012          1,105
* Information Holdings Inc.                               38,959          1,103
* BankUnited Financial Corp.                              74,180          1,102
  Schweitzer-Mauduit International, Inc.                  46,360          1,101
  Corus Bankshares Inc.                                   24,242          1,101
* eFunds Corp.                                            79,999          1,100
* Alliance Gaming Corp.                                   37,416          1,100
  Winnebago Industries, Inc.                              29,756          1,099
  Mississippi Valley Bancshares, Inc.                     28,039          1,099
  MeriStar Hospitality Corp. REIT                         77,257          1,097
  Brookline Bancorp, Inc.                                 66,667          1,096
  Wolverine World Wide, Inc.                              72,815          1,096
  Northwest Bancorp, Inc.                                 95,651          1,094
* Bright Horizons Family Solutions, Inc.                  39,019          1,092
* Global Sports, Inc.                                     54,717          1,092
* Power Integrations, Inc.                                47,769          1,091
* Redback Networks Inc.                                  276,099          1,091
* Bally Total Fitness Holding Corp.                       50,575          1,090
  Avista Corp.                                            82,224          1,090
* Midway Games Inc.                                       72,589          1,090
* PLX Technology, Inc.                                    86,364          1,089
  Baldwin & Lyons, Inc. Class B                           42,535          1,089
* Monaco Coach Corp.                                      49,693          1,087
  Hancock Holding Co.                                     25,224          1,086
  Wausau-Mosinee Paper Corp.                              89,661          1,085
* Fossil, Inc.                                            51,578          1,083
  South Jersey Industries, Inc.                           33,184          1,082
* Learning Tree International, Inc.                       38,750          1,081
  Provident Bankshares Corp.                              44,413          1,079
* Stewart Enterprises, Inc. Class A                      180,168          1,079
* Footstar Inc.                                           34,455          1,078
* MRV Communications Inc.                                254,206          1,078
* Enzo Biochem, Inc.                                      45,812          1,077
* Papa John's International, Inc.                         39,161          1,076
* SurModics, Inc.                                         29,444          1,074
* Corixa Corp.                                            71,207          1,073
  Deb Shops, Inc.                                         44,243          1,073
* Progress Software Corp.                                 61,993          1,071
* Amylin Pharmaceuticals, Inc.                           117,075          1,070
  Anchor Bancorp Wisconsin Inc.                           60,281          1,069
* DSP Group Inc.                                          45,965          1,069
  First Niagara Financial Group, Inc.                     63,485          1,068
* Cable Design Technologies Corp.                         78,023          1,067
  Owens & Minor, Inc. Holding Co.                         57,691          1,067
* E.Piphany Inc.                                         122,256          1,065
  GenCorp, Inc.                                           75,417          1,064
  Russ Berrie and Co., Inc.                               35,465          1,064
* UbiquiTel Inc.                                         142,617          1,062
* Yellow Corp.                                            42,268          1,061
  Texas Regional Bancshares, Inc.                         28,027          1,061
* Superior Energy Services, Inc.                         122,581          1,060
* Pegasus Solutions Inc.                                  74,667          1,060
* IHOP Corp.                                              36,173          1,060
* Impax Laboratories, Inc.                                78,823          1,059
  Presidential Life Corp.                                 51,480          1,058
* AirGate PCS, Inc.                                       23,234          1,058
  Longview Fibre Co.                                      89,597          1,058
* INAMED Corp.                                            35,154          1,057
* Netegrity, Inc.                                         54,585          1,057
  East West Bancorp, Inc.                                 40,976          1,055
* SkillSoft Corp.                                         40,660          1,054
* Cognizant Technology Solutions Corp.                    25,629          1,050
  UniSource Energy Corp.                                  57,692          1,049

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
                                                          SHARES          (000)
--------------------------------------------------------------------------------
* Artisan Components, Inc.                                66,350          1,048
  C & D Technology Inc.                                   45,869          1,048
  Kaman Corp. Class A                                     67,169          1,048
  Curtiss-Wright Corp.                                    21,934          1,047
* Paxar Corp.                                             73,731          1,047
* Playtex Products, Inc.                                 107,267          1,046
  Berry Petroleum Class A                                 66,587          1,045
  Carpenter Technology Corp.                              39,261          1,045
* Saga Communications, Inc.                               50,447          1,044
* Boca Resorts, Inc. Class A                              79,612          1,043
* Nastech Pharmaceutical Co., Inc.                        67,200          1,042
  Applied Industrial Technology, Inc.                     55,718          1,039
  St. Mary Land & Exploration Co.                         48,980          1,038
* Maxygen Inc.                                            59,026          1,037
* Arkansas Best Corp.                                     35,958          1,036
  Tecumseh Products Co. Class A                           20,454          1,036
  Spiegel, Inc. Class A                                  227,536          1,035
* Trimble Navigation Ltd.                                 63,865          1,035
  EastGroup Properties, Inc. REIT                         44,858          1,035
* Paxson Communications Corp.                             98,951          1,034
  Centex Construction Products,Inc                        32,256          1,034
  Empire District Electric Co.                            49,055          1,030
  GBC Bancorp                                             34,840          1,028
* Caminus Corp.                                           44,639          1,027
* First Republic Bank                                     42,496          1,026
  Skyline Corp.                                           31,800          1,026
  Ameron International Corp.                              14,816          1,025
* Group 1 Automotive, Inc.                                35,960          1,025
* Prize Energy Corp.                                      44,343          1,025
* Montana Power Co.                                      178,256          1,025
* Specialty Laboratories, Inc.                            37,256          1,024
  Rollins, Inc.                                           51,190          1,024
* Zoran Corp.                                             31,345          1,023
* International Specialty Products, Inc.                 114,288          1,023
  Crawford & Co. Class B                                  87,142          1,021
* Lexicon Genetics Inc.                                   88,459          1,021
  CTS Corp.                                               64,151          1,020
* Theragenics Corp.                                      103,390          1,019
  Waypoint Financial Corp.                                67,576          1,019
  Georgia Gulf Corp.                                      55,068          1,019
* Hutchinson Technology, Inc.                             43,867          1,019
* NYFIX, Inc.                                             50,747          1,016
  Town & Country Trust REIT                               48,587          1,015
  Kimball International, Inc. Class B                     67,013          1,015
  Patina Oil & Gas Corp.                                  36,828          1,013
* AstroPower, Inc.                                        25,036          1,012
  Carbo Ceramics Inc.                                     25,838          1,012
* PSS World Medical, Inc.                                123,882          1,011
* NCO Group, Inc.                                         44,067          1,009
* Digital River, Inc.                                     63,367          1,009
* PAREXEL International Corp.                             70,270          1,008
  Chemed Corp.                                            29,736          1,008
* Sinclair Broadcast Group, Inc.                         106,514          1,008
  USEC Inc.                                              140,723          1,008
* MatrixOne, Inc.                                         77,552          1,007
  Chesapeake Corp. of Virginia                            36,223          1,007
* FLIR Systems, Inc.                                      26,539          1,006
  Omega Financial Corp.                                   31,300          1,006
  IRT Property Co. REIT                                   94,900          1,006
* Tejon Ranch Co.                                         42,031          1,005
  Belden, Inc.                                            42,668          1,005
* Secure Computing Corp.                                  48,873          1,004
* Vastera, Inc.                                           60,436          1,004
* Landstar System, Inc.                                   13,826          1,003
* BioMarin Pharmaceutical Inc.                            74,517          1,002
  ChemFirst Inc.                                          41,748          1,001
* Spherion Corp.                                         102,454          1,000
* Take-Two Interactive Software, Inc.                     61,600            996
  Chemical Financial Corp.                                33,024            996
  First Charter Corp.                                     55,873            995
* CryoLife Inc.                                           33,153            995
* Rayovac Corp.                                           56,486            994
  The Toro Co.                                            22,037            992
* CompuCredit Corp.                                       84,324            992
* CMGI Inc.                                              606,576            989
* DMC Stratex Networks, Inc.                             127,081            989
  Wintrust Financial Corp.                                32,340            989
* Panera Bread Co.                                        18,991            988
* General Binding Corp.                                   76,500            988
  Pennsylvania REIT                                       42,565            988
  Saul Centers, Inc. REIT                                 46,200            986
  Getty Realty Holding Corp.                              52,304            986
* Sequa Corp. Class A                                     20,729            985
* OmniVision Technologies, Inc.                          109,629            984
  Walter Industries, Inc.                                 87,035            984
* Terayon Communications Systems, Inc.                   118,873            983
* Atlas Air Worldwide Holdings, Inc.                      67,082            983
* Steak n Shake Co.                                       89,000            983
* Gentiva Health Services, Inc.                           44,763            983
  The Standard Register Co.                               52,972            982
* CoorsTek, Inc.                                          30,828            982
* Ocwen Financial Corp.                                  115,685            981
* P.F. Chang's China Bistro, Inc.                         20,737            981
* Newpark Resources, Inc.                                123,985            979
  Amcore Financial, Inc.                                  43,581            974
* Dendrite International, Inc.                            69,402            974
* Veritas DGC Inc.                                        52,580            973
* Somera Communications, Inc.                            128,833            973
  Riggs National Corp.                                    69,592            972
* MRO Software Inc.                                       41,561            972
  Selective Insurance Group                               44,669            971
  Milacron Inc.                                           61,394            971
* Charles River Associates Inc.                           47,335            970

--------------------------------------------------------------------------------
                                                                         MARKET
EXTENDED MARKET                                                          VALUE*
INDEX FUND                                                SHARES          (000)
--------------------------------------------------------------------------------
* F.Y.I. Inc.                                           28,948            970
* CorVel Corp.                                          29,599            969
  Thornburg Mortgage, Inc. REIT                         49,200            969
* Alliance Imaging, Inc.                                79,428            969
  Pioneer Standard Electronics Inc.                     76,205            968
* Durect Corp.                                          83,466            967
  Integra Bank Corp.                                    46,158            967
* Tyler Technologies, Inc.                             212,162            965
  Spartech Corp.                                        46,973            965
* Triarc Cos., Inc. Class A                             39,676            964
  Coca-Cola Bottling Co.                                25,447            963
* Sonic Automotive, Inc.                                41,076            963
* Rudolph Technologies, Inc.                            28,040            962
* Unifi, Inc.                                          132,688            962
* Dionex Corp.                                          37,659            961
* Echelon Corp.                                         67,800            960
* Cost Plus, Inc.                                       36,156            958
* Tesoro Petroleum Corp.                                73,024            957
* J & J Snack Foods Corp.                               39,140            957
* CDI Corp.                                             50,362            957
  Frontier Financial Corp.                              36,565            957
* Healthcare Services Group, Inc.                       92,714            955
* Drexler Technology Corp.                              40,150            954
* Hollywood Casino Corp.                                90,886            954
* Nortek, Inc.                                          34,189            954
  Holly Corp.                                           49,461            952
* Stewart Information Services Corp.                    48,147            951
  NBT Bancorp, Inc.                                     65,610            951
  BSB Bancorp, Inc.                                     40,083            950
* Interdigital Communications Corp.                     97,942            950
* Adolor Corp.                                          52,892            949
  Flushing Financial Corp.                              53,325            949
* Ciber, Inc.                                          100,350            948
* Chiles Offshore, Inc.                                 47,672            948
* F5 Networks, Inc.                                     43,964            947
* LabOne, Inc.                                          61,446            946
  UCBH Holdings, Inc.                                   33,262            946
* Kroll Inc.                                            62,569            945
  BancFirst Corp.                                       27,205            944
  Innkeepers USA Trust REIT                             96,312            944
  Fremont General Corp.                                120,568            943
  CIRCOR International, Inc.                            51,098            943
  Wabtec Corp.                                          76,624            942
* Charming Shoppes, Inc.                               177,388            942
* Atrix Laboratories, Inc.                              45,686            942
* AmSurg Corp.                                          34,639            941
* Computer Network Technology Corp.                     52,781            939
* Steel Dynamics, Inc.                                  80,830            938
  Resource Bancshares Mortgage Group, Inc.              81,874            938
* Rogers Corp.                                          30,846            935
* Ocular Sciences, Inc.                                 40,062            933
  Universal Health Realty Income REIT                   39,700            933
  CFS Bancorp, Inc.                                     65,000            933
* EPIQ Systems, Inc.                                    48,190            932
* Grey Wolf, Inc.                                      313,961            932
* Horizon Organic Holding Corp.                         56,444            932
  MacDermid, Inc.                                       54,986            932
  Lennox International Inc.                             96,079            932
* On Assignment, Inc.                                   40,463            929
* Deltagen, Inc.                                       101,022            929
* The Gymboree Corp.                                    77,736            927
* Corrections Corp. of America                          49,954            927
* CIMA Labs Inc.                                        25,639            927
  First Federal Capital Corp.                           58,977            926
* SBA Communications Corp.                              71,108            926
* InterVoice-Brite, Inc.                                72,260            925
  Northwestern Corp.                                    43,914            924
* Spectrasite Holdings, Inc.                           257,453            924
* Pericom Semiconductor Corp.                           63,566            922
* Pacificare Health Systems, Inc.                       57,606            922
  Hancock Fabrics, Inc.                                 70,061            921
  CT Communications, Inc.                               55,757            921
* Teledyne Technologies, Inc.                           56,483            920
  Glenborough Realty Trust, Inc. REIT                   47,387            919
* National Beverage Corp.                               77,533            919
* Jones Lang Lasalle Inc.                               50,885            918
* J. Jill Group, Inc.                                   42,636            918
  Oriental Financial Group Inc.                         49,321            917
* Southwestern Energy Co.                               87,978            915
* Advanced Tissue Sciences Inc.                        209,741            914
* Information Resources, Inc.                          109,926            912
* OraSure Technologies, Inc.                            75,004            911
* 4Kids Entertainment Inc.                              45,438            910
* Benchmark Electronics, Inc.                           47,951            909
* Cellegy Pharmaceuticals, Inc.                        105,800            908
  Stewart & Stevenson Services, Inc.                    48,258            908
  Sterling Bancshares, Inc.                             72,428            907
* Intuitive Surgical, Inc.                              90,246            905
* SuperGen, Inc.                                        63,189            905
* Palm Harbor Homes, Inc.                               37,761            904
* United Surgical Partners Intl, Inc.                   42,613            901
  Gold Banc Corp., Inc.                                126,425            899
* Prime Hospitality Corp.                               81,238            898
* Vail Resorts Inc.                                     50,588            897
  Fleetwood Enterprises, Inc.                           79,001            895
  FBL Financial Group, Inc. Class A                     53,629            895
* ChipPAC, Inc.                                        120,379            893
* Elite Information Group, Inc.                         72,000            893
* First Federal Financial Corp.                         34,803            892
  Wellman, Inc.                                         57,545            891

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
                                                          SHARES          (000)
--------------------------------------------------------------------------------
* SONUS Pharmaceuticals, Inc.                          110,100            890
* Inet Technologies, Inc.                               84,124            889
* Terex Corp.                                           50,672            889
* UCAR International, Inc.                              82,953            888
* Alliance Semiconductor Corp.                          73,459            887
* PC Connection, Inc.                                   59,665            885
  LandAmerica Financial Group, Inc.                     30,800            884
* Gene Logic Inc.                                       46,870            883
* DiamondCluster International, Inc.                    67,306            882
* DVI, Inc.                                             51,259            882
  Helix Technology Corp.                                39,058            881
* Neose Technologies, Inc.                              24,039            880
  Lawson Products, Inc.                                 33,850            880
  Charter Municipal Mortgage Acceptance Co.             54,158            880
* Aspen Technologies, Inc.                              52,382            880
* Hibbett Sporting Goods, Inc.                          29,022            879
* Avid Technology, Inc.                                 72,372            879
  Pennfed Financial Services, Inc.                      35,400            879
  Merchants Bancshares, Inc.                            36,600            878
* Pre-Paid Legal Services, Inc.                         40,057            877
  Alliance Resource Partners, L.P.                      32,359            877
* Frontier Airlines, Inc.                               51,523            876
* Swift Energy Co.                                      43,349            876
* Sykes Enterprises, Inc.                               93,707            875
* Diversa Corp.                                         61,794            874
  Glacier Bancorp, Inc.                                 41,971            874
* Action Performance Cos., Inc.                         28,544            874
  Analogic Corp.                                        22,640            872
* Aquila, Inc.                                          50,951            871
  Sterling Bancorp                                      29,790            870
  BP Prudhoe Bay Royalty Trust                          58,476            868
  Datascope Corp.                                       25,544            866
  Inter-Tel, Inc.                                       45,066            866
* Kendle International Inc.                             42,942            866
* Guess ?, Inc.                                        115,427            866
* Pegasus Communications Corp. Class A                  83,022            864
  S.Y. Bancorp, Inc.                                    25,935            864
* Charlotte Russe Holding Inc.                          46,356            863
  Russell Corp.                                         57,400            862
  SJW Corp.                                             10,100            861
* RehabCare Group, Inc.                                 29,047            860
* Progenics Pharmaceuticals, Inc.                       46,440            858
* US Physical Therapy, Inc.                             53,045            857
* Restoration Hardware, Inc.                            95,800            856
  OceanFirst Financial Corp.                            35,400            855
* Atwood Oceanics, Inc.                                 24,535            855
* Cadiz Inc.                                           106,328            853
  Calgon Carbon Corp.                                  102,022            852
  Cash America International Inc.                      100,197            852
* Digene Corp.                                          28,844            851
  Libbey, Inc.                                          26,049            851
  World Fuel Services Corp.                             46,458            850
  Capstead Mortgage Corp. REIT                          36,095            848
* Acuity Brands, Inc.                                   70,100            848
  Senior Housing Properties Trust REIT                  60,943            848
  MOCON, Inc.                                           87,562            846
  St. Francis Capital Corp.                             36,546            845
* Esterline Technologies Corp.                          52,771            845
* Viisage Technology, Inc.                              86,560            845
  Arch Chemicals, Inc.                                  36,362            844
* 1-800-FLOWERS.COM, Inc.                               54,076            844
  Glimcher Realty Trust REIT                            44,793            843
  Dover Downs Entertainment, Inc.                       55,122            843
* Quicksilver Resources, Inc.                           44,263            843
* Infogrames, Inc.                                     118,884            843
* Luminex Corp.                                         49,565            841
  New England Business Service, Inc.                    43,850            840
  Phillips-Van Heusen Corp.                             76,982            839
* Unit Corp.                                            64,994            838
* SPSS, Inc.                                            47,096            836
* Therma-Wave Inc.                                      55,801            833
  Coachmen Industries, Inc.                             69,370            832
* The Buckle, Inc.                                      37,259            831
  Nature's Sunshine Inc.                                70,760            831
  Tremont Corp.                                         28,734            830
  NCH Corp.                                             15,920            830
* ITLA Capital Corp.                                    39,600            830
* EMCORE Corp.                                          61,692            830
  Medford Bancorp, Inc.                                 39,202            830
  Cascade Bancorp                                       51,340            829
* NetRatings, Inc.                                      52,759            827
* AirTran Holdings, Inc.                               125,280            827
* PriceSmart, Inc.                                      23,624            827
* Del Monte Foods Co.                                   97,055            826
  Ambassadors International, Inc.                       39,335            826
* DDi Corp.                                             83,636            823
* Actel Corp.                                           41,262            822
* Civic Bancorp                                         40,419            821
  First Place Financial Corp.                           52,006            819
* Sequenom, Inc.                                        76,760            819
* Net.Bank, Inc.                                        78,088            818
  Brown Shoe Co., Inc.                                  50,367            818
* TriPath Imaging, Inc.                                108,514            817
* Right Management Consultants, Inc.                    47,225            817
* Sierra Health Services                               100,789            816
* Ligand Pharmaceuticals Inc. Class B                   45,570            816
  Interface, Inc.                                      145,260            815
  Landry's Restaurants, Inc.                            43,666            814
  Bel Fuse, Inc. Class B                                32,500            814
* Alexander's, Inc. REIT                                14,300            814

--------------------------------------------------------------------------------
                                                                         MARKET
EXTENDED MARKET                                                          VALUE*
INDEX FUND                                                SHARES          (000)
--------------------------------------------------------------------------------
* Ulticom, Inc.                                         80,848            813
* MGI Pharma, Inc.                                      53,060            811
* ViaSat, Inc.                                          51,960            811
* Zonagen, Inc.                                        115,700            810
* Witness Systems, Inc.                                 60,796            810
* Universal Electronics, Inc.                           47,042            810
* bebe stores, inc                                      43,365            809
* Iomega Corp.                                          96,857            809
* ANADIGICS, Inc.                                       52,928            807
* Bio-Technology General Corp.                          98,048            807
  Cohu, Inc.                                            40,855            807
* Cell Pathways, Inc.                                  115,600            805
* W-H Energy Services, Inc.                             42,195            804
* FPIC Insurance Group, Inc.                            53,900            803
* Electroglas, Inc.                                     54,359            803
* Salton, Inc.                                          42,487            802
  Dimon Inc.                                           111,303            801
  The Stride Rite Corp.                                122,034            799
* Asyst Technologies, Inc.                              62,591            799
* Genesco, Inc.                                         38,359            796
* Wackenhut Corp.                                       32,062            795
* Forrester Research, Inc.                              39,460            795
* Chalone Wine Group Ltd.                               81,898            794
* Amerco, Inc.                                          42,166            794
* Applica Inc.                                          87,978            793
* Benihana Inc. Class A                                 52,600            792
* Dril-Quip, Inc.                                       32,846            792
* Orthologic Corp.                                     161,800            791
* Huttig Building Products, Inc.                       129,626            791
* IDT Corp. CLass B                                     47,600            791
  Central Vermont Public Service Corp.                  47,300            790
* Pinnacle Systems, Inc.                                99,448            790
* Insignia Financial Group, Inc.                        73,049            789
  Cornerstone Realty Income Trust, Inc. REIT            69,448            788
  RFS Hotel Investors, Inc. REIT                        69,212            788
  General Cable Corp.                                   60,092            787
  Standex International Corp.                           36,147            786
  JLG Industries, Inc.                                  73,515            783
* Penwest Pharmaceuticals Co.                           39,011            782
* Remec, Inc.                                           78,218            781
* Regeneration Technologies, Inc.                       76,554            780
* SPS Technologies, Inc.                                22,339            780
* The TriZetto Group, Inc.                              59,417            780
  Independent Bank Corp. (MI)                           28,007            779
* Input/Output, Inc.                                    94,737            778
* ProBusiness Services, Inc.                            41,263            776
* Presstek, Inc.                                        84,331            773
  Associated Estates Realty Corp. REIT                  84,200            773
  Lindsay Manufacturing Co.                             39,946            773
  Commercial Net Lease Realty REIT                      59,406            772
  Pope & Talbot, Inc.                                   54,047            770
* ABIOMED, Inc.                                         48,658            770
* Pemstar Inc.                                          64,113            769
* Maverick Tube Corp.                                   59,288            768
* PICO Holdings, Inc.                                   61,387            767
* FSI International, Inc.                               83,177            767
* Plains Resources Inc.                                 31,157            767
* Prima Energy Corp.                                    35,244            767
* Alexion Pharmaceuticals, Inc.                         31,350            766
* Foodarama Supermarkets, Inc.                          18,900            765
  Frontier Oil Corp.                                    45,979            765
* Resources Connection, Inc.                            29,057            765
* Integral Systems, Inc.                                39,633            763
* Nuevo Energy Co.                                      50,860            763
  Blair Corp.                                           33,731            762
* Universal Access Global Holdings Inc.                162,452            762
* UnitedGlobalCom Inc. Class A                         151,878            759
* Tower Automotive, Inc.                                83,923            758
  Gerber Scientific, Inc.                               81,472            758
* Spherix Inc.                                          79,800            757
* General Communication, Inc.                           88,743            757
  Enron Corp.                                        1,259,300            756
* iManage, Inc.                                         95,600            754
* Insurance Auto Auctions, Inc.                         51,948            754
* Kensey Nash Corp.                                     41,837            753
  WSFS Financial Corp.                                  43,400            753
* OfficeMax, Inc.                                      166,903            751
  Centennial Bancorp                                   101,758            751
  Bay State Bancorp, Inc.                               20,500            749
* Dollar Thrifty Automotive Group, Inc.                 48,327            749
* TransMontaigne Inc.                                  137,428            749
* DRS Technologies, Inc.                                20,939            746
* Lone Star Technologies, Inc.                          42,368            746
  Granite State Bankshares, Inc.                        31,550            745
  Park Electrochemical Corp.                            28,200            744
* Integrated Silicon Solution, Inc.                     60,774            744
* City Holding Co.                                      61,782            744
  Rock-Tenn Co.                                         51,616            743
  R & G Financial Corp. Class B                         43,354            743
* People's Bancshares, Inc.                             34,550            743
* Astec Industries, Inc.                                51,259            741
* ViroPharma Inc.                                       32,254            740
* Avatar Holding, Inc.                                  31,400            740
* Regent Communications, Inc.                          109,576            740
* Aether Systems, Inc.                                  80,315            739
* Nautica Enterprises, Inc.                             57,734            738
  Simmons First National                                22,930            737
* Pharmacopeia, Inc.                                    53,068            737
* Financial Federal Corp.                               23,550            736
* Trex Co., Inc.                                        38,700            735
* United Defense Industries Inc.                        34,900            735
* RadiSys Corp.                                         37,298            733

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
                                                          SHARES          (000)
--------------------------------------------------------------------------------
* Interpore International                               88,000            732
  Central Bancorp, Inc.                                 27,700            731
* Bone Care International, Inc.                         42,645            731
* Magnatek, Inc.                                        80,888            729
* General Maritime Corp.                                72,776            728
* DIANON Systems, Inc.                                  11,957            727
* Offshore Logistics, Inc.                              40,859            726
* Applied Molecular Evolution                           58,913            725
* Lifeline Systems, Inc.                                30,300            725
* Miravant Medical Technologies                         75,267            723
* Illumina, Inc.                                        61,399            722
* Quiksilver, Inc.                                      41,965            722
  Brush Engineered Materials Inc.                       50,564            720
  Advanta Corp. Class A                                 72,391            720
* Nu Horizons Electronics Corp.                         69,950            719
* Silicon Graphics, Inc.                               342,239            719
* Safeguard Scientifics, Inc.                          205,295            719
* Peregrine Pharmaceuticals, Inc.                      209,461            718
  Hugoton Royalty Trust                                 70,436            718
* School Specialty, Inc.                                31,388            718
  Mission West Properties Inc. REIT                     56,366            717
* Mykrolis Corp.                                        44,802            717
  Correctional Properties Trust REIT                    42,400            717
* Factory 2-U Stores Inc.                               35,739            716
* Aphton Corp.                                          49,011            716
  Westbanco Inc.                                        33,863            716
  National Presto Industries, Inc.                      25,763            715
* The Profit Recovery Group International, Inc.         87,681            715
* Korn/Ferry International                              67,001            714
* Capstone Turbine Corp.                               131,800            713
  Myers Industries, Inc.                                52,069            711
* OneSource Information Services, Inc.                  75,600            711
* Hector Communications Corp.                           42,650            710
  HEICO Corp. Class A                                   52,526            709
  Florida East Coast Industries, Inc. Class A           30,596            708
* Vical, Inc.                                           57,859            708
* Stein Mart, Inc.                                      84,417            706
* Dobson Communications Corp.                           82,620            706
* Capital Crossing Bank                                 38,427            705
* Elizabeth Arden, Inc.                                 46,155            705
* Vivus, Inc.                                          144,700            705
* Aspect Medical Systems, Inc.                          70,307            703
* Genesee & Wyoming Inc. Class A                        21,524            703
  Spartan Motors, Inc.                                 109,600            701
  Penn Engineering & Manufacturing Corp.                41,864            701
* World Acceptance Corp.                                96,006            701
* ArthroCare Corp.                                      39,063            700
  Scope Industries                                      12,500            700
* Orphan Medical, Inc.                                  53,200            700
* SpeechWorks International Inc.                        62,078            698
* MSC.Software Corp.                                    44,760            698
* Triad Guaranty, Inc.                                  19,238            698
* Noven Pharmaceuticals, Inc.                           39,262            697
* Revlon, Inc. Class A                                 104,600            697
* Startek, Inc.                                         36,741            696
* OTG Software, Inc.                                    69,450            695
* Research Frontiers, Inc.                              41,400            694
* Multilink Technology Corp.                           107,061            694
* Triumph Group, Inc.                                   21,344            694
* Escalade, Inc.                                        12,619            692
* Boston Communications Group, Inc.                     60,959            692
* QRS Corp.                                             49,049            692
* Anaren Microwave, Inc.                                39,762            689
* Volt Information Sciences Inc.                        40,248            688
  Midwest Grain Products                                59,508            688
* CTB International Corp.                               62,900            686
* The Boyds Collection, Ltd.                           101,268            686
* Rural Cellular Corp. Class A                          30,731            684
  National Penn Bancshares Inc.                         31,071            684
* Avanex Corp.                                         115,677            682
* VitalWorks Inc.                                      120,765            682
* Plug Power, Inc.                                      78,036            682
* Labor Ready, Inc.                                    133,377            682
* TransTechnology Corp.                                 66,800            681
* The Medicines Co.                                     58,681            680
  Frisch's Restaurants, Inc.                            43,999            680
* Stratos Lightwave, Inc.                              110,326            679
  Washington Trust Bancorp, Inc.                        35,653            677
* Buckeye Technology, Inc.                              58,886            677
* Republic Bancshares, Inc.                             51,949            675
  Florida East Coast Industries, Inc. Class B           32,159            672
* Value City Department Stores, Inc.                   142,902            672
* Res-Care, Inc.                                        75,882            672
  Oneida Ltd.                                           51,802            671
  AAR Corp.                                             74,386            670
* Trident Microsystems, Inc.                            87,600            670
  Irwin Financial Corp.                                 39,400            670
* Cumulus Media Inc.                                    41,380            670
* Caliper Technologies Corp.                            42,838            669
* Mesa Air Group Inc.                                   88,898            669
* EMS Technologies, Inc.                                41,550            668
* Chordiant Software, Inc.                              84,456            668
  First Source Corp.                                    32,272            668
* Sharper Image Corp.                                   56,800            667
* Crown Media Holdings, Inc.                            59,107            667
* Rare Hospitality International Inc.                   29,564            666
  Great Southern Bancorp, Inc.                          21,844            666

--------------------------------------------------------------------------------
                                                                         MARKET
EXTENDED MARKET                                                          VALUE*
INDEX FUND                                                SHARES          (000)
--------------------------------------------------------------------------------
  Craftmade International, Inc.                         42,400            666
* Capital Corp. of the West                             45,115            665
  Redwood Empire Bancorp                                27,150            665
* TranSwitch Corp.                                     147,434            663
* Boron, LePore & Associates, Inc.                      48,042            662
  Cleveland-Cliffs Iron Co.                             36,200            662
* Ciphergen Biosystems, Inc.                            82,764            662
  Pacific Crest Capital Inc.                            31,345            660
* Systems & Computer Technology Corp.                   63,790            660
  BostonFed Bancorp, Inc.                               27,300            658
* Centra Software, Inc.                                 82,188            658
  HMN Financial, Inc.                                   42,300            655
* Artesyn Technologies, Inc.                            70,303            655
  Vesta Insurance Group, Inc.                           81,807            654
* Q-Med, Inc.                                           53,100            653
* Viewpoint Corp.                                       95,862            653
* Kenneth Cole Productions, Inc.                        36,858            652
* Heidrick & Struggles International, Inc.              35,852            651
  UNITILI Corp.                                         27,800            651
* Allen Telecom Inc.                                    76,425            650
* SONICblue Inc.                                       160,732            649
* PC-Tel, Inc.                                          66,700            648
* DigitalThink, Inc.                                    59,964            648
* Lipid Sciences, Inc.                                  83,405            647
* Aurora Foods Inc.                                    128,008            646
* Aviall Inc.                                           85,300            644
* Energy Conversion Devices, Inc.                       33,883            643
* MapInfo Corp.                                         40,943            642
* IDX Systems Corp.                                     49,359            642
* V.I. Technologies, Inc.                               92,376            642
  TC Pipelines, L.P.                                    25,170            642
  Bassett Furniture Industries, Inc.                    45,760            641
  Pilgrim's Pride Corp.                                 47,286            641
* U S Liquids Inc.                                     112,700            640
  Oregon Trail Financial Corp.                          36,400            639
* LendingTree, Inc.                                    108,261            639
* Sipex Corp.                                           49,572            637
* A.S.V., Inc.                                          54,600            637
* Ultratech Stepper, Inc.                               38,461            635
  Greater Delaware Valley Savings Bank                  23,228            635
* Oil States International, Inc.                        69,615            633
  Franklin Electric, Inc.                                7,718            633
  Abington Bancorp Inc.                                 41,700            631
* CSK Auto Corp.                                        63,225            629
  LaSalle Hotel Properties REIT                         53,464            628
  Met-Pro Corp.                                         47,846            627
  NACCO Industries, Inc. Class A                        11,020            626
  Community Bank System, Inc.                           23,851            625
* Portal Software, Inc.                                299,283            623
* Acacia Research Corp.                                 56,161            622
  Alabama National BanCorporation                       18,442            622
* KFX, Inc.                                            207,750            621
  F & M Bancorp                                         24,403            621
* Central Garden and Pet Co.                            73,400            621
* Trans World Entertainment Corp.                       81,617            620
* Playboy Enterprises, Inc. Class B                     36,721            620
  HEICO Corp.                                           41,081            619
* Internet Capital Group, Inc.                         510,030            617
* Biopure Corp.                                         43,369            616
  Keithley Instruments Inc.                             36,445            616
* Inspire Pharmaceuticals, Inc.                         43,711            616
* CCC Information Services Group                        99,565            615
* Software Spectrum, Inc.                               39,200            614
  TriCo Bancshares                                      32,300            614
  The Laclede Group, Inc                                25,659            613
* 3Tec Energy Corp.                                     43,757            613
* William Lyon Homes, Inc.                              40,141            612
* Young Broadcasting Inc.                               34,049            611
* Three-Five Systems, Inc.                              38,406            611
* Maxxam Inc.                                           34,900            611
* Parker Drilling Co.                                  164,958            609
* Vans, Inc.                                            47,758            608
* Blue Rhino Corp.                                     101,200            607
  Sauer-Danfoss, Inc.                                   75,740            606
* Texas Biotechnology Corp.                             93,119            605
* Royal Appliance Manufacturing Co.                    121,200            605
  NYMAGIC, Inc.                                         37,500            603
* Key3Media Group, Inc.                                112,887            602
* Keynote Systems Inc.                                  64,287            601
* FalconStor Software, Inc.                             66,300            601
  United Community Financial Corp.                      83,228            599
* Molecular Devices Corp.                               28,643            598
* Covansys Corp.                                        66,723            597
* Arris Group Inc.                                      61,110            596
* Water Pik Technologies, Inc.                          68,600            596
  Donnelly Corp.                                        45,273            595
* World Wrestling Federation Entertainment, Inc.        45,260            595
* Continental Materials Corp.                           30,200            595
* Gulfmark Offshore, Inc.                               20,928            592
* Telular Corp.                                         64,525            592
* Rent-Way, Inc.                                        98,687            591
* Landmark Systems Corp.                               133,000            589
* Maxim Pharmaceuticals, Inc.                           85,382            589
  Steelcase Inc.                                        39,995            589
  BHA Group Holdings Inc.                               39,137            587
  Maine Public Service Co.                              19,700            586
* North American Scientific, Inc.                       43,735            586
  A.M. Castle & Co.                                     71,390            585
* UQM Technologies, Inc.                               107,500            585
* Mastec Inc.                                           84,098            584

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
                                                          SHARES          (000)
--------------------------------------------------------------------------------
  Klamath First Bancorp                                 44,400            584
  CPI Corp.                                             35,137            583
  Warren Bancorp, Inc.                                  61,600            582
* American Superconductor Corp.                         47,460            582
  Bowne & Co., Inc.                                     45,395            581
  EDO Corp.                                             21,955            581
* Transaction Systems Architects, Inc.                  47,271            580
* Sangamo BioSciences, Inc.                             62,000            579
  Tecumseh Products Co. Class B                         11,900            579
* BE Avionics Inc.                                      63,091            579
  Green Mountain Power Corp.                            31,007            578
  Engineered Support Systems, Inc.                      16,889            578
  PVF Capital Corp.                                     51,988            577
* Instinet Group Inc.                                   57,289            576
  L. S. Starrett Co. Class A                            27,600            575
  Ampco-Pittsburgh Corp.                                53,365            574
* I-many, Inc.                                          59,351            573
* Bell Microproducts Inc.                               45,151            570
* Rainbow Technologies, Inc.                            77,000            570
* Harvard Bioscience, Inc.                              57,300            570
  First Essex Bancorp, Inc.                             20,200            569
* Hoenig Group, Inc.                                    54,300            569
* Management Network Group Inc.                         82,399            569
* Mattson Technology, Inc.                              64,507            568
* Ace Cash Express, Inc.                                60,350            567
  RAIT Investment Trust REIT                            34,800            567
* Terra Industries, Inc.                               161,190            564
* AXT, Inc.                                             39,061            564
* Aware, Inc.                                           67,800            563
* Crown Cork & Seal Co., Inc.                          221,400            562
* ON Semiconductor Corp.                               271,560            562
* Rainbow Rentals, Inc.                                 79,000            562
* Radiant Systems, Inc.                                 48,829            562
  First Bell Bancorp, Inc.                              40,200            561
  Psychemedics, Inc.                                   136,456            559
  Herbalife International Class B                       42,400            559
  Southern Financial Bancorp, Inc.                      21,120            559
* BioLase Technology, Inc.                              98,100            558
* Mapics Inc.                                           90,600            558
* Genome Therapeutics Corp.                             81,903            558
* Columbia Banking System, Inc.                         42,562            555
* Wiser Oil Co.                                        103,800            555
* Digi International, Inc.                              87,150            555
  Bank of Granite Corp.                                 28,052            555
* K2 Inc.                                               76,830            554
* Guilford Pharmaceuticals, Inc.                        46,082            553
* Geron Corp.                                           63,468            552
* PTEK Holdings, Inc.                                  162,073            551
  Knape & Vogt Manufacturing Co.                        41,868            551
* Universal Display Corp.                               60,500            551
* PDI, Inc.                                             24,641            550
* Navigant Consulting, Inc.                             99,890            549
* Todd Shipyards Corp.                                  61,575            548
* Magellan Health Services, Inc.                        86,199            547
* MIPS Technologies, Inc. Class B                       68,433            546
* Actuate Software Corp.                               103,567            546
* Consolidated Graphics, Inc.                           28,343            546
* Gabelli Asset Management Inc.                         12,621            545
* Visual Networks, Inc.                                117,900            545
* Consolidated Freightways Corp.                       106,850            544
* Martha Stewart Living  Omnimedia, Inc.                33,044            544
  Angelica Corp.                                        50,100            543
  Badger Meter, Inc.                                    24,200            543
* CKE Restaurants Inc.                                  59,919            542
* hi/fn, inc                                            37,467            542
  Guaranty Federal  Bancshares, Inc.                    39,700            542
* Orbital Sciences Corp.                               130,800            540
* Spectrian Corp.                                       48,700            537
* Oplink Communications, Inc.                          284,416            536
* Genzyme Molecular Oncology                            66,951            536
* Raindance Communications, Inc                         93,736            535
* MemberWorks, Inc.                                     38,200            535
* Clayton Williams Energy, Inc.                         40,800            534
* Beasley Broadcast Group, Inc.                         41,065            534
* Arena Pharmaceuticals, Inc.                           44,256            532
  Flexsteel Industry                                    47,300            532
* Genzyme Transgenics Corp.                             91,400            532
  Penford Corp.                                         42,709            532
* ACT Teleconferencing, Inc.                            69,200            529
* Hydrill Co.                                           29,958            528
  Virco Manufacturing Corp.                             52,782            528
* Transmeta Corp.                                      229,830            526
* Merix Corp.                                           30,490            526
  Ohio Valley Banc Corp.                                21,725            526
* IMCO Recycling, Inc.                                  73,500            526
* Western Multiplex Corp.                               97,237            525
* SITEL Corp.                                          218,600            525
* LoJack Corp.                                          96,200            524
* Wireless Facilities, Inc.                             77,824            524
* Herley Industries Inc.                                30,700            522
* PRAECIS Pharmaceuticals Inc.                          89,553            521
* Zygo Corp.                                            32,749            521
* Rentrak Corp.                                         88,000            519
  Main Street Bancorp, Inc.                             33,235            519
* Nuance Communications Inc.                            56,924            518
* Neurogen Corp.                                        29,550            517
  Aceto Corp.                                           49,662            516
* A.T. Cross Co. Class A                                87,506            516
  Methode Electronics, Inc. Class A                     64,500            516
* PolyMedica Corp.                                      30,900            513
* Goody's Family Clothing                              121,800            512

--------------------------------------------------------------------------------
                                                                         MARKET
EXTENDED MARKET                                                          VALUE*
INDEX FUND                                                SHARES          (000)
--------------------------------------------------------------------------------
* Pegasystems Inc.                                     117,200            510
  Boykin Lodging Co. REIT                               63,900            509
  Wabash National Corp.                                 65,278            509
* Brightpoint, Inc.                                    161,997            509
* UNOVA, Inc.                                           87,665            508
* Inforte Corp.                                         36,381            508
  Redwood Trust, Inc. REIT                              20,948            508
* NTELOS Inc.                                           32,753            507
* ARIAD Pharmaceuticals, Inc.                           95,000            506
* Next Level Communications, Inc.                      151,118            506
* Digital Lightwave, Inc.                               53,939            506
* COMARCO, Inc.                                         33,150            506
  California Independent Bancorp                        22,303            505
  Yardville National Bancorp                            40,385            505
* Cholestech Corp.                                      25,339            502
* Roxio, Inc.                                           30,311            502
  First Mutual Bancshares, Inc.                         37,144            501
  Cathay Bancorp, Inc.                                   7,826            501
* Mesaba Holdings, Inc.                                 70,300            501
* MetaSolv, Inc.                                        63,710            500
* Magnum Hunter Resources Inc.                          60,115            499
* Danielson Holdings Corp.                             112,200            498
* 1-800 CONTACTS, Inc.                                  40,000            498
* Zomax Inc.                                            62,197            497
* Sanchez Computer Associates, Inc.                     57,980            496
* Cytogen Corp.                                        164,405            495
* Captaris Inc.                                        134,100            495
* Omega Healthcare Investors, Inc. REIT                 82,141            494
* ParkerVision, Inc.                                    23,541            494
* Imagistics International Inc.                         40,000            494
  U.S.B. Holding Co., Inc.                              29,295            494
* HotJobs.com Ltd.                                      47,508            494
* U.S. Energy Corp.                                    102,770            493
* New Focus, Inc.                                      129,119            492
  TF Financial Corp.                                    23,312            492
* Datastream Systems, Inc.                              79,500            491
* Cygnus Inc.                                           93,400            490
* UTStarcom, Inc.                                       17,186            490
* Triangle Pharmaceuticals, Inc.                       122,123            490
* Central Coast Bancorp                                 22,200            488
  PMC Capital, Inc.                                     68,800            488
* The Middleby Corp.                                    93,800            488
* Syntroleum Corp.                                      68,606            487
* ADE Corp.                                             48,600            486
* JNI Corp.                                             58,477            486
  Apex Mortgage Capital, Inc. REIT                      43,091            485
* Spanish Broadcasting System, Inc.                     48,907            484
* BWC Financial Corp.                                   23,111            483
* DocuCorp International,Inc                            77,740            482
* Florida Banks, Inc.                                   79,000            482
* AnswerThink Consulting Group, Inc.                    73,331            479
* Titan Pharmaceuticals, Inc.                           48,684            478
* Active Power, Inc.                                    70,097            477
* Planvista Corp.                                       96,200            476
  United Fire & Casualty Co.                            16,631            476
* United Therapeutics Corp.                             45,672            475
  MutualFirst Financial Inc.                            31,474            475
* Art Technology Group, Inc.                           136,507            475
* Matrix Bancorp, Inc.                                  45,200            475
* Genuity Inc.                                         300,147            474
  Royal Gold, Inc.                                      91,222            473
* NASSDA Corp.                                          21,000            472
* Network Equipment Technologies, Inc.                  86,647            472
* Trico Marine Services, Inc.                           62,401            471
* Kana Software, Inc.                                   24,102            469
* Proxim, Inc.                                          46,977            466
* Microvision, Inc.                                     32,643            465
  Liberty Homes, Inc. Class A                           84,900            464
* Navigant International, Inc.                          40,421            463
* Friendly Ice Cream Corp.                             116,700            462
* Standard Microsystem                                  29,749            462
* Centillium Communications, Inc.                       58,722            462
* CTC Communications Group, Inc.                        89,293            460
* Skechers U.S.A., Inc.                                 31,451            460
* Mercator Software, Inc.                               54,955            459
* Valence Technology Inc.                              136,300            459
* Virage Logic Corporation                              23,884            459
* Superconductor Technologies Inc.                      70,400            458
* ITXC Corp.                                            63,527            457
* AP Pharma Inc.                                       163,100            457
  CPB, Inc.                                             15,500            456
* Bottomline Technologies, Inc.                         42,000            455
* SafeNet, Inc.                                         24,000            455
* NATCO Group Inc.                                      64,816            454
* Biosite Inc.                                          24,645            453
  USG Corp.                                             79,100            452
* Kforce Inc.                                           71,866            452
  Landmark Bancorp Inc.                                 22,050            450
* US LEC Corp. Class A                                  83,100            450
* Mitcham Industries, Inc.                              98,800            450
* RCN Corp.                                            153,358            449
* Lexent Inc.                                           71,790            449
* Franklin Covey Co.                                    74,300            448
* OPNET Technologies, Inc.                              31,085            448
* NTL Inc.                                             476,479            448
* Rocky Shoes & Boots, Inc.                             77,500            447
* The Pantry, Inc.                                      81,900            446
* Dave & Buster's, Inc.                                 71,060            446
* Wesco International, Inc.                             90,096            446
* Allou Health & Beauty, Inc.                           79,100            445
* Proton Energy Systems, Inc.                           53,974            445

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
                                                          SHARES          (000)
--------------------------------------------------------------------------------
* ORATEC Interventions, Inc.                            68,711            445
* The Sports Authority, Inc.                            77,906            444
* Audiovox Corp.                                        59,500            444
* M&F Worldwide Corp.                                  103,030            443
* Superior Consultant Holdings Corp.                    52,600            442
* AVANT Immunotherapeutics, Inc.                       110,086            441
* TTM Technologies, Inc.                                43,604            441
* Greka Energy Corp.                                    50,835            440
  Bush Industries, Inc.                                 40,310            438
* Seven Seas Petroleum Inc.                            206,700            436
* Millennium Cell Inc.                                  83,498            436
  State Financial Services Corp. Class A                37,500            433
* MEMC Electronic Materials, Inc.                      121,596            432
* APAC Teleservices, Inc.                              165,589            431
  Port Financial Corp.                                  16,500            430
* Luby's, Inc.                                          75,230            430
  Ohio Art Co.                                          14,800            429
  Puerto Rican Cement Co., Inc.                         22,700            429
* Dyax Corp.                                            39,041            428
* Versant Corp.                                        105,400            428
* Osteotech, Inc.                                       76,450            424
* Packeteer, Inc.                                       57,498            424
* Onyx Acceptance Corp.                                 81,500            423
* SCM Microsystems, Inc.                                28,848            422
* Rimage Corp.                                          52,000            422
  Bairnco Corp.                                         70,200            422
* Earthshell Corp.                                     210,721            421
  Midas Inc.                                            36,597            421
* Waste Holdings, Inc.                                  66,750            421
* Foamex International, Inc.                            51,784            419
* Infinity, Inc.                                        39,000            419
* Gadzooks, Inc.                                        30,500            419
* Advance Auto Parts, Inc.                               8,400            418
  BNP Residential Properties, Inc. REIT                 40,500            418
* EntreMed, Inc.                                        49,260            416
* Traffix, Inc.                                         57,400            416
* Metromedia Fiber Network, Inc.                       945,228            416
* Kadant Inc.                                           28,673            416
* Columbia Laboratories Inc.                           120,100            414
* Silicon Image, Inc.                                  110,179            414
* Simula, Inc.                                          69,000            414
* Bank Plus Corp.                                       56,791            412
* Hexcel Corp.                                         133,600            411
* Evans & Sutherland Computer Corp.                     61,997            411
* ePlus Inc.                                            43,000            411
* Hollywood Media Corp.                                 62,300            411
* Orchid Biosciences                                    74,315            409
* TiVo Inc.                                             62,200            407
* Saba Software, Inc.                                   78,009            407
  American Land Lease, Inc. REIT                        31,014            406
* Datum Inc.                                            29,300            406
  Mine Safety Appliances Co.                            10,049            403
  The First Years Inc.                                  31,400            402
* The Rottlund Co.                                      56,700            400
* IXYS Corp.                                            49,400            400
  United Mobile Homes, Inc. REIT                        32,700            398
  Summit Bancshares, Inc.                               22,000            398
* ShopKo Stores, Inc.                                   41,842            397
  Conestoga Enterpirses, Inc.                           12,429            397
* QAD Inc.                                             136,300            397
* Alcide Corp.                                          16,500            396
* Midwest Express Holdings, Inc.                        27,100            396
  Intermet Corp.                                       118,100            396
  Timberline Software Corp.                             65,933            396
  Capital Automotive REIT                               19,885            396
* Hyseq, Inc.                                           51,200            395
* CenterSpan Communications Corp.                       41,600            395
* American Dental Partners, Inc.                        62,700            395
* Cobalt Corp.                                          61,826            394
* Covanta Energy Corp.                                  87,182            394
* Callon Petroleum Co.                                  57,500            394
* IDT Corp.                                             20,165            393
* Century Business Services, Inc.                      171,041            393
  Communications Systems, Inc.                          52,100            393
* McLeodUSA, Inc. Class A                            1,058,825            392
* eSPEED, Inc.                                          46,985            389
* Protection One, Inc.                                 155,609            389
* Chase Industries, Inc.                                42,429            388
* ChromaVision Medical Systems, Inc.                    86,300            387
* Graphic Packaging International Corp.                 79,702            387
  Ryerson Tull, Inc.                                    35,055            386
* Curon Medical Inc.                                    87,357            384
* HomeStore.com, Inc.                                  191,611            383
  Medallion Financial Corp.                             48,500            383
* GenesisIntermedia Inc.                                64,800            382
* Maxwell Technologies, Inc.                            38,900            381
* EXE Technologies, Inc.                                74,829            381
* Digitas Inc.                                          94,491            380
  Heritage Financial Corp.                              31,800            379
  North Valley Bancorp                                  27,700            379
* Universal American Financial Corp.                    55,654            378
* Dynamics Research Corp.                               21,000            377
  First of Long Island Corp.                             9,750            377
* Selectica, Inc.                                       62,119            376
* Abaxis, Inc.                                          65,800            376
* Modtech Holdings, Inc.                                45,379            374
* Tanning Technology Corp.                             115,800            372
* II-VI, Inc.                                           21,542            371

--------------------------------------------------------------------------------
                                                                         MARKET
EXTENDED MARKET                                                          VALUE*
INDEX FUND                                                SHARES          (000)
--------------------------------------------------------------------------------
* Monterey Pasta Co.                                    49,700            371
* Robert Mondavi Corp. Class A                           9,731            370
* ONYX Software Corp.                                   94,643            369
* Avigen, Inc.                                          32,064            369
* Hawthorne Financial Corp.                             19,200            369
* Monolithic System Technology, Inc.                    17,871            368
* Aspect Communications Corp.                           94,700            367
* Nanogen, Inc.                                         63,400            366
  Foster Wheeler Ltd.                                   71,527            365
* SilverStream Software, Inc.                           53,500            364
* Ribozyme Pharmaceuticals, Inc.                        79,700            364
* Choice One Communications Inc.                       104,056            364
* Sunrise Telecom Inc.                                  90,812            364
* Blue Martini Software, Inc.                          120,274            362
* Clarent Corp.                                         67,200            361
  Merchants Group, Inc.                                 15,700            361
  BEI Technologies, Inc.                                20,641            360
* Steinway Musical Instruments Inc.                     21,657            360
* WatchGuard Technologies, Inc.                         55,177            359
* Westell Technologies, Inc.                           135,840            359
* Nobility Homes, Inc.                                  42,100            358
* Nashua Corp.                                          61,500            358
* Bombay Co.                                           156,062            356
* Acceptance Insurance Cos. Inc.                        69,900            356
* Rush Enterprises, Inc.                                50,900            356
* Interland Inc.                                       167,865            354
  Penton Media, Inc. Class A                            56,416            353
* Support.com, Inc.                                     56,258            353
* Metrologic Instruments, Inc.                          49,300            352
  Curtiss-Wright Corp. Class B                           7,562            352
* Questcor Pharmaceuticals, Inc.                       171,500            352
* U.S. Industries, Inc.                                137,190            351
* Mississippi Chemical Corp.                           123,955            351
* National R. V. Holdings, Inc.                         35,773            351
  Newmil Bancorp, Inc.                                  23,900            350
* Equinix, Inc.                                        120,730            350
* LifeCell Corp.                                       154,200            350
* PracticeWorks Inc.                                    35,059            350
* NMS Communications Corp.                              72,500            349
* WJ Communications, Inc.                               95,705            349
* Novoste Corp.                                         39,855            348
  Boston Acoustics, Inc.                                29,000            348
* Critical Path, Inc.                                  126,847            348
* Acmat Corp. Class A                                   45,600            347
* American Science & Engineering, Inc.                  17,100            346
  Vulcan International Corp.                             8,600            346
* Gundle/SLT Environmental, Inc.                       132,600            345
  Penn Virginia Corp.                                   10,037            342
* SSP Solutions, Inc.                                   94,400            342
* Mortons Restaurant Group                              29,800            341
  Omnova Solutions Inc.                                 50,139            341
* Department 56 Inc.                                    39,600            341
* Blount International, Inc.                           108,414            340
* Transworld Healthcare Inc.                           119,445            340
* McMoRan Exploration Co.                               58,790            340
  Westpoint Stevens, Inc.                              138,914            340
* Famous Dave's of America, Inc.                        46,500            340
* Universal Stainless & Alloy Products, Inc.            40,700            338
* ZixIt Corp.                                           66,650            337
* BioTime, Inc.                                         72,900            335
* Sirenza Microdevices, Inc.                            55,063            335
* Immersion Corp.                                       49,700            335
* Viasys Healthcare Inc.                                16,569            335
* Globecomm Systems, Inc.                               55,300            334
  Second Bancorp, Inc.                                  15,443            334
  Caraustar Industries, Inc.                            47,900            332
* Playboy Enterprises Inc. Class A                      22,850            331
  Humphrey Hospitality Trust, Inc. REIT                111,700            330
* Concord Camera Corp.                                  41,600            329
* BSQUARE Corp.                                         78,900            329
* Predictive Systems, Inc.                             167,500            328
* The Source Information Management Co.                 61,300            327
* MCG Capital Corp.                                     18,300            326
* Commonwealth Telephone Enterprises Class B             7,400            325
* Horizon Offshore, Inc.                                42,882            323
* Technology Solutions Co.                             144,896            322
* Brio Software, Inc.                                  111,400            321
* CoStar Group, Inc.                                    13,301            319
* Epimmune Inc.                                        106,200            319
* Netro Corp.                                           86,563            318
* FMC Technologies Inc.                                 19,300            317
* Manufacturers' Services Ltd.                          50,753            317
* Clarus Corp.                                          50,800            317
* iGATE Capital Corp.                                   77,147            316
  Madison Gas & Electric Co.                            11,956            316
* American Pharmaceuticals Partners, Inc.               15,200            316
* Sonic Innovations, Inc.                               68,620            316
* EEX Corp.                                            171,433            315
  Progress Financial Corp.                              41,838            314
* Image Entertainment, Inc.                            130,500            313
* Internap Network Services Corp.                      269,300            312
* Tumbleweed Communications Corp.                       52,588            312
* Cohesion Technologies, Inc.                           62,703            312
  Cavalry Bancorp, Inc.                                 27,200            312
* Enesco Group, Inc.                                    49,400            311
* Jenny Craig Inc.                                     100,600            310
* Cysive, Inc.                                         109,400            307

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
                                                          SHARES          (000)
--------------------------------------------------------------------------------
  Kramont Realty Trust REIT                             21,053            307
* America Service Group Inc.                            40,200            307
* Divine Inc.                                          410,621            304
* Federal Agricultural Mortgage Corp. Class A           10,441            304
* Mobius Management Systems, Inc.                      101,200            304
* Switchboard Inc.                                      93,376            303
* Turnstone Systems, Inc.                               76,405            303
* ResortQuest International, Inc.                       63,700            303
* National Techteam, Inc.                               97,700            303
* Bio-logic Systems, Corp.                              46,200            303
* eXegenics Inc.                                        90,800            302
* Ditech Communications Corp.                           50,200            302
* VIB Corp.                                             31,939            302
* Wackenhut Corp. Class B                               15,862            302
* Kaiser Aluminum Corp.                                186,006            301
* Oregon Steel Mills, Inc.                              60,800            301
* Large Scale Biology Corp.                             66,585            300
* Perini Corp.                                          42,790            300
* American Bank Note Holographics, Inc.                186,000            299
* Advanced Magnetics, Inc.                              83,100            299
  First Bancorp North Carolina                          13,196            298
* Mechanical Technology Inc.                           108,600            298
* Lydall, Inc.                                          29,700            297
* Mossimo, Inc.                                         84,800            297
* SoundView Technology Group, Inc.                     127,099            296
* Gartner, Inc. Class B                                 26,413            296
* Key Production Company, Inc.                          17,349            295
* Garden Fresh Restaurant Corp.                         44,600            295
* H Power Corp.                                         94,435            295
* 3 Dimensional Pharmaceuticals                         34,678            294
* Comfort Systems USA, Inc.                             79,400            294
* Micronetics Wireless, Inc.                            80,900            294
* Berkshire Hathaway Inc. Class B                          116            293
* Argonaut Technologies Inc.                            69,700            293
* Pharmacyclics, Inc.                                   29,420            292
* Zila, Inc.                                           121,800            292
* Mail-Well, Inc.                                       70,758            290
* US Unwired Inc.                                       28,323            288
* E-Z-EM, Inc. Class A                                  49,700            288
* Aclara Biosciences, Inc.                              56,739            288
* Ultralife Batteries, Inc.                             63,800            286
* DJ Orthopedics Inc.                                   21,500            286
* Computer Task Group, Inc.                             72,508            286
  Three Rivers Bancorp, Inc.                            22,850            286
* Team, Inc.                                            42,300            286
* Repligen Corp.                                       116,700            284
  LSB Bancshares, Inc.                                  22,100            284
* Gaylord Container Corp.                              280,600            283
  Urstadt Biddle Properties REIT                        26,600            283
* Collateral Therapeutics, Inc.                         45,200            283
* Headwaters Inc.                                       24,674            283
* Laser Vision Centers, Inc.                           135,700            281
  Bank Mutual Corp.                                     18,373            281
* Cosine Communications, Inc.                          179,672            278
* Crossroads Systems, Inc.                              61,800            277
* ValueClick, Inc.                                      96,973            277
* StorageNetworks, Inc.                                 44,685            276
  Penn Engineering & Manufacturing Corp. Class A        16,600            276
* Mediware Information Systems, Inc.                    62,700            276
  Big Foot Financial Corp.                              17,400            275
* Candela Corp.                                         69,800            274
* Data Systems & Software, Inc.                         56,500            274
* Carreker Corp.                                        46,000            271
  Cascade Natural Gas Corp.                             12,300            271
* BioCryst Pharmaceuticals, Inc.                        68,300            270
  Connecticut Bancshares, Inc.                          10,431            270
* PC Mall, Inc.                                         66,400            270
* New Century Financial Corp.                           19,869            269
* Lawson Software                                       17,000            268
* Titanium Metals Corp.                                 67,100            268
  Golden Enterprises Inc.                               75,900            267
* Eden Bioscience Corp.                                 52,421            266
* Lynx Therapeutics Inc.                                65,925            266
* Integrated Electrical Services, Inc.                  51,700            265
* Applied Innovation Inc.                               42,600            264
* Stamps.Com Inc.                                       73,679            264
* AtheroGenics, Inc.                                    43,300            262
* Fairchild Corp.                                       90,300            262
* Fidelity National Information Solutions, Inc.         25,637            261
* NetManage, Inc.                                      255,657            261
* National Information Consortium, Inc.                 81,988            261
  Community Capital Corp.                               23,110            260
* Key Tronic Corp.                                     167,700            260
* Willis Lease Finance Corp.                            56,000            260
  BMC Industries, Inc.                                 126,104            260
* Troy Group, Inc.                                      63,800            258
* Paradyne Networks, Inc.                               65,600            256
  Amcast Industrial Corp.                               47,400            255
* Lexar Media, Inc.                                     96,483            255
* Hoover's, Inc.                                        70,600            254
* Isignia Systems, Inc.                                 30,100            253
* Global Power Equipment Group Inc.                     16,800            253
* OAO Technology Solutions, Inc.                       103,620            253
* MTI Technology Corp.                                 140,400            253
* Interlink Electronics Inc.                            58,350            253
* Medtox Scientific, Inc.                               21,802            252

--------------------------------------------------------------------------------
                                                                         MARKET
EXTENDED MARKET                                                          VALUE*
INDEX FUND                                                SHARES          (000)
--------------------------------------------------------------------------------
* Workflow Management, Inc.                             52,545            251
* Colorado MEDtech, Inc.                                84,700            250
* Vasomedical, Inc.                                     67,399            249
* Avici Systems Inc.                                    85,471            249
* Delta Apparel, Inc.                                   11,890            249
* Raytel Medical Corp.                                  32,733            247
* Be Free, Inc.                                        116,500            247
* XETA Technologies Inc.                                42,500            247
* SureBeam Corp.                                        23,500            246
* Multex.com Inc.                                       54,604            246
  Peoples Holding Co.                                    6,631            245
  Marine Products Corp.                                 55,020            245
* Meade Instruments Corp.                               68,200            244
* Viant Corp.                                          146,000            244
* Catalytica Energy Systems, Inc.                       53,342            244
* Sterling Financial Corp.                              16,745            244
* Neoforma, Inc.                                         8,356            244
  MFB Corp.                                             12,000            241
* Bluegreen Corp.                                      120,440            241
  Acadia Realty Trust REIT                              37,900            241
* Insmed Inc.                                           62,787            240
  America First Mortgage Investments, Inc. REIT         27,246            238
  Ameriserv Financial Inc.                              48,900            235
* Variagenics, Inc.                                     76,200            235
* Epicor Software Corp.                                157,412            235
* Natrol, Inc.                                          93,100            234
* Niku Corp.                                           143,459            234
* Ventiv Health, Inc.                                   63,733            233
* Ebenx Inc.                                            57,270            233
* Hanger Orthopedic Group, Inc.                         38,700            232
* Glenayre Technologies, Inc.                          141,812            231
  Boston Private Financial Holdings, Inc.               10,461            231
* Barrett Business Services, Inc.                       62,300            231
* Embrex, Inc.                                          12,800            229
  JP Realty Inc. REIT                                    9,562            227
  Mystic Financial, Inc.                                16,400            227
* Belmont Bancorp                                       64,640            226
  East Texas Financial Services, Inc.                   24,000            226
* ShoLodge, Inc.                                        39,333            224
  Pilgrim's Pride Corp. Class A                         23,100            222
* Mayor's Jeweler's, Inc.                              138,600            222
* Ask Jeeves, Inc.                                      64,900            221
* Click Commerce, Inc.                                  69,455            219
* Sanders Morris Harris Group Inc.                      42,775            218
  DeWolfe Companies, Inc.                               19,800            217
* Republic First Bancorp, Inc.                          43,830            217
* Party City Corp.                                      28,800            216
* VA Software Corp.                                     88,146            216
  ABC Bancorp                                           16,100            215
* America West Holdings Corp. Class B                   61,300            215
* Maynard Oil Co.                                       11,000            214
* TransPro Inc.                                         69,110            214
* Infocrossing, Inc.                                    35,200            214
* Media 100 Inc.                                       143,489            214
* American Software, Inc. Class A                       92,150            214
  German American Bancorp                               13,172            213
  Southwest Water Co.                                   15,095            213
* TSR, Inc.                                             37,300            213
* Inverness Medical Innovations, Inc.                   11,756            212
* VerticalNet, Inc.                                    151,300            212
* Docent, Inc.                                          66,800            212
* Wilsons The Leather Experts Inc.                      18,557            212
* Latitude Communications, Inc.                         79,700            211
* Twinlab Corp.                                        155,500            210
* United Online, Inc.                                   49,946            210
* Virbac Corp.                                          41,610            210
* Oxigene, Inc.                                         68,061            209
  Union Community Bancorp                               15,000            208
* Princeton Video Image, Inc.                           93,800            208
  Bowl America, Inc. Class A                            18,754            208
* E-LOAN, Inc.                                         112,400            207
* Home Products International Inc.                      63,520            206
* Extended Systems Inc.                                 27,300            204
* Steven Madden, Ltd.                                   14,500            204
* LookSmart, Ltd.                                      145,700            204
* Park-Ohio Holdings Corp.                              64,009            204
* Penn Octane Corp.                                     55,000            204
* Liberty Digital, Inc.                                 58,800            203
* Conductus, Inc.                                       74,500            203
  First Sentinel Bancorp Inc.                           16,203            203
* barnesandnoble.com inc                               130,749            201
  National Golf Properties, Inc. REIT                   22,600            200
  Liberte Investors, Inc.                               51,400            200
  Konover Property Trust, Inc. REIT                    133,400            200
* MarketWatch.com, Inc.                                 60,800            200
* Carrier Access Corp.                                  68,503            200
  American Home Mortgage Holdings, Inc.                 16,447            199
* Echo Bay Mines Ltd.                                  374,500            198
* MicroStrategy Inc.                                    51,400            198
* Neon Communications, Inc.                             72,600            197
* Braun Consulting, Inc.                                55,300            196
* E. Gottschalk & Co., Inc.                             75,500            196
  Timberland Bancorp, Inc.                              12,400            192
* Peco II, Inc.                                         32,170            192
* Glacier Water Services, Inc.                          23,900            191
* Lakes Gaming, Inc.                                    30,800            191
* BayCorp Holdings, Ltd.                                20,200            190
* Capital Trust Class A                                 32,500            187
  Parkvale Financial Corp.                               8,600            187
* Clean Harbors Inc.                                    55,200            186
* Netscreen Technologies, Inc.                           8,400            186
* CacheFlow Inc.                                        69,213            185

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
                                                          SHARES          (000)
--------------------------------------------------------------------------------
  Vista Bancorp, Inc.                                    6,905            185
* Metawave Communications Corp.                         59,099            184
* SignalSoft Corp.                                      41,018            183
* Loudcloud, Inc.                                       43,211            183
* Zoltek Cos., Inc.                                     77,200            183
* Click2learn, Inc,                                     60,700            182
* Omega Worldwide, Inc.                                111,315            181
* Pumatech, Inc.                                        69,700            180
  United Guardian, Inc.                                 34,600            178
* Gilman & Ciocia, Inc.                                 77,800            178
* LightPath Technologies, Inc.                          50,100            178
* Uniroyal Technology Corp.                             55,200            177
* LCA-Vision, Inc.                                     200,237            176
* Net2Phone, Inc.                                       26,000            176
* Intertrust Technologies Corp.                        142,240            175
* ACTV, Inc.                                            92,901            174
* Netopia, Inc.                                         31,200            173
* Cardinal Financial Corp.                              27,100            173
  Nitches Inc.                                          30,128            171
* Lightspan Inc.                                       123,639            171
  Flagstar Bancorp, Inc.                                 8,457            170
* Encore Acquisition Co.                                12,787            170
* Wave Systems Corp.                                    75,400            169
* Competitive Technologies, Inc.                        60,300            169
* First Virtual Communications, Inc                    157,400            168
* Convera Corp.                                         50,200            168
* i3 Mobile, Inc.                                      112,764            168
* Hathaway Corp.                                        58,200            168
* Immune Response                                      124,983            167
* Semitool, Inc.                                        14,480            166
* Hecla Mining Co.                                     175,800            165
* Allscripts Healthcare Solutions, Inc.                 50,700            164
  Pacific Gulf Properties, Inc. REIT                    98,300            162
* Worldwide Restaurant Concepts Inc.                   136,050            162
* Digital Generation Systems                           145,795            162
* Sorrento Networks Corp.                               44,900            161
  Horizon Financial Corp.                               13,650            161
* Communication Intelligence Corp.                     251,600            161
* Viasystems Group, Inc.                               255,041            161
* Wyndham International, Inc. Class A                  286,283            160
* Optical Cable Corp.                                   98,150            160
* J Net Enterprises, Inc.                               61,627            160
* Owens Corning                                         84,000            160
  Winston Hotels, Inc. REIT                             20,600            159
* MediChem Life Sciences, Inc.                         109,945            159
* WorldGate Communications, Inc.                        63,500            159
* Phoenix Technologies Ltd.                             13,574            158
* Gainsco, Inc.                                         98,261            157
* eXcelon Corp.                                        134,089            157
* IntraBiotics Pharmaceuticals, Inc.                    57,052            156
* Terremark Worldwide, Inc.                            272,700            155
* Criimi Mae, Inc. REIT                                 38,435            155
* Interleukin Genetics, Inc.                           113,700            155
* V-One Corp.                                          107,400            154
* Segue Software, Inc.                                  73,200            153
* Tradestation Group Inc.                               97,880            153
* Astronics Corp.                                       13,460            152
* Electric Fuel Corp.                                   91,100            151
  Astro-Med, Inc.                                       41,850            151
* eGain Communications Corp.                           107,882            151
* Copper Mountain Networks, Inc.                        89,200            151
  Kentucky First Bancorp, Inc.                          11,600            150
* Encompass Services Corp.                              51,595            150
* Exabyte Corp.                                        139,800            150
* Autobytel Inc.                                        85,406            147
* Ethyl Corp.                                          159,904            147
* Alpine Group, Inc.                                    86,300            147
* Bitstream Inc.                                        21,300            146
* AT&T Latin America Corp. Class A                     123,700            146
* JLM Industries, Inc.                                  91,500            145
* MPW Industrial Services Group, Inc.                   63,200            145
* Liquid Audio, Inc.                                    61,700            145
* DSL.Net, Inc.                                        114,099            144
* Medical Action Industries Inc.                         9,236            143
* Hemispherx Biopharma, Inc.                            31,600            142
* PurchasePro.com, Inc.                                117,400            142
* inSilicon Corp.                                       58,000            141
* Systemax Inc.                                         58,546            141
* SoftNet Systems, Inc.                                 75,800            140
* Gallery of History, Inc.                              25,900            140
* Resonate Inc.                                         49,662            139
  Comdisco, Inc.                                       266,976            139
  Phillips International Realty Corp. REIT              55,100            138
* Advanced Lighting Technologies, Inc.                  91,620            137
* Drugstore.com, Inc.                                   70,200            137
* Tripath Technology Inc.                               80,050            137
* Digital Impact, Inc.                                  93,100            135
* Hanover Direct, Inc.                                 374,676            135
* BindView Development Corp.                            67,000            135
* Strategic Distribution, Inc.                          22,030            134
* Network Plus Corp.                                   115,500            134
* Intraware, Inc.                                       76,500            134
* Marimba, Inc.                                         39,600            134
* Scient, Inc.                                         318,128            134
* Computer Horizons Corp.                               41,138            132
  Nash-Finch Co.                                         4,244            132
* National Steel Corp. Class B                          91,000            132
* Alliance Pharmaceutical Corp.                         38,760            132
* Beacon Power Corp.                                   101,111            131

--------------------------------------------------------------------------------
                                                                         MARKET
EXTENDED MARKET                                                          VALUE*
INDEX FUND                                                SHARES          (000)
--------------------------------------------------------------------------------
* Appiant Technologies Inc.                             53,900            131
* Samsonite Corp.                                       96,107            131
* Concur Technologies, Inc.                             70,700            130
* Brass Eagle Inc.                                      23,600            130
  Laser Mortgage Management, Inc. REIT                 117,900            130
* Level 8 Systems Inc.                                  47,100            129
* Wilshire Oil Co. of Texas                             41,000            128
* Integrated Telecom Express, Inc.                      72,990            128
* Ceres Group, Inc.                                     34,600            128
* Pentastar Communications Inc.                         25,500            128
* Young Innovations, Inc.                                4,900            127
* Digex, Inc.                                           42,500            127
* Talk America Holdings, Inc.                          308,625            127
* Engage, Inc.                                         285,900            126
  Coastal Bancorp, Inc.                                  4,327            125
* Novadigm, Inc.                                        13,165            125
  SLI, Inc.                                             47,678            124
* America Online Latin America, Inc.                    27,269            124
* SOS Staffing Services, Inc.                          111,500            124
  Prime Group Realty Trust REIT                         13,400            124
* iBasis, Inc.                                          94,000            123
* ATP Oil & Gas Corp.                                   40,800            122
* APW Ltd.                                              72,650            121
  Corporate Office Properties Trust, Inc. REIT          10,180            121
* The Right Start, Inc.                                 24,400            121
* o2wireless Solutions, Inc.                            69,000            120
* California Micro Devices Corp.                        25,500            120
* Artisoft, Inc.                                        69,800            119
* Previo, Inc.                                          72,225            119
* HPL Technologies, Inc.                                 6,674            119
* Cellstar Corp.                                       141,005            118
  Equity One, Inc. REIT                                  8,600            118
* Provell, Inc                                          71,700            118
* Jupiter Media Metrix, Inc.                            70,750            117
* Wink Communications, Inc.                             72,900            117
  Peoples BancTrust Co., Inc.                            9,900            116
* TCSI Corp.                                           152,829            116
  CCBT Financial Cos. Inc.                               4,900            116
  West Coast Bancorp                                     8,247            115
* Hamilton Bancorp, Inc.                                46,600            114
* Elcom International, Inc.                             82,700            114
* SportsLine.com, Inc.                                  39,000            114
* Lante Corp.                                           94,000            114
* Extensity, Inc.                                       52,091            114
* Corio, Inc.                                           95,679            113
* Applix, Inc.                                          80,579            113
* Medialink Worldwide, Inc.                             43,100            113
* Unity Bancorp, Inc.                                   17,225            112
* Official Payments Corp.                               32,500            112
* Food Technology Service, Inc.                         77,050            112
* Natural Alternatives International, Inc.              49,500            111
* Novatel Wireless, Inc.                                90,400            110
* Beta Oil & Gas, Inc.                                  22,600            110
  Harrodsburg First Financial Bancorp                    9,800            110
* Applied Microsystems Corp.                           103,800            109
* Meta Group, Inc.                                      49,700            109
  Herbalife International Class A                        7,646            109
  Garan, Inc.                                            2,528            107
* Radio Unica Corp.                                     76,600            107
  Exide Technologies                                    86,900            107
* Optical Communication Products, Inc.                  27,000            106
  FNB Financial Services Corp.                           7,300            106
* ScreamingMedia Inc.                                   48,231            106
* NewPower Holdings, Inc.                              141,442            105
* CyberSource Corp.                                     59,400            105
  Peoples Bancorp of North Carolina                      7,271            104
* Dice Inc.                                             57,700            104
* Industrial Distribution Group, Inc.                   69,200            104
  BankAtlantic Bancorp, Inc. Class A                    11,227            103
* Procom Technology, Inc.                               32,000            102
* Franklin Electronic Publishers, Inc.                  72,300            101
* En Pointe Technologies, Inc.                          49,300            100
* Covalent Group, Inc.                                  36,600            100
* Tricord Systems, Inc.                                 82,800             99
* Personnel Group of America, Inc.                     111,196             99
* SpeedUs.com, Inc.                                    110,500             98
* Sagent Technology, Inc.                              103,300             98
* Consumer Portfolio Services, Inc.                     71,600             98
* Lifeway Foods, Inc.                                   14,500             98
* PMR Corp.                                             56,500             97
* Capital Title Group, Inc.                             40,800             97
* CyberCare, Inc.                                      101,100             97
* iVillage Inc.                                         51,079             97
* BioSphere Medical Inc.                                 8,600             97
* ITC DeltaCom, Inc.                                   110,700             96
* MCK Communications, Inc.                              65,000             96
* Metromedia International Group, Inc.                 118,500             96
* Maxcor Financial Group Inc.                           17,800             96
  First M&F Corp.                                        4,653             95
* Amplidyne, Inc.                                      121,100             94
  Banner Corp.                                           5,500             93
* PCD, Inc.                                             53,300             93
* Obie Media Corp.                                      33,210             91
* Rare Medium Group, Inc.                              123,300             91
* Carrington Labs Inc.                                  88,272             90
* FINOVA Group, Inc.                                   147,496             90
* Audible, Inc.                                        119,900             90

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
                                                          SHARES          (000)
--------------------------------------------------------------------------------
* Outlook Group Corp.                                   19,200             90
* Federal-Mogul Corp.                                  113,442             90
* SystemOne Technologies Inc.                           40,500             90
* Vyyo Inc.                                             61,500             89
* Persistence Software, Inc.                            71,100             88
  Winfield Capital Corp.                                76,500             88
* VIA NET.WORKS, Inc.                                   84,761             87
* FirePond, Inc.                                        67,127             87
* Superior Telecom Inc.                                 76,416             87
* I-STAT Corp.                                          11,000             87
* Hawk Corp. Class A                                    24,000             86
* Delta Woodside                                        97,900             86
* INT Media Group, Inc.                                 44,900             85
* SAVVIS Communications Corp.                          149,523             85
* U.S. Xpress Enterprises, Inc.                          9,300             84
* Data Return Corp.                                     58,100             84
* HyperFeed Technologies, Inc.                         137,300             84
  FNB Corp./North Carolina                               5,500             83
* Wright Medical Group, Inc.                             4,662             83
* Cypress Bioscience, Inc.                              20,212             83
* Zamba Corp.                                          135,800             81
* Coeur D'Alene Mines Corp.                            102,500             81
* H.T.E., Inc.                                          40,400             81
* Talarian Corp.                                        26,707             80
* Primus Telecommunications Group, Inc.                121,400             79
  Berkshire Bancorp Inc.                                 2,785             79
* Virage, Inc.                                          23,701             78
* eMerge Interactive, Inc.                              58,849             78
* Organogenesis, Inc.                                   16,205             78
* Gliatech Inc.                                         89,200             76
* Imperial Credit                                      164,674             76
* Lantronix, Inc.                                       11,979             76
* Tut Systems, Inc.                                     32,600             76
* BioSpecifics Technology                               40,800             75
* SmartDisk Corp.                                       64,900             75
* Cepheid, Inc.                                         17,700             74
* Precision Optics Corp.                               103,200             74
* Vicinity Corp.                                        40,900             74
* Geoworks Corp. (Delaware)                             75,100             74
* Vertel Corp.                                         109,591             73
* WHX Corp.                                             47,564             73
* Andrea Radio Corp.                                    85,700             73
* American Coin Merchandising, Inc.                      8,800             72
* TheStreet.com, Inc.                                   56,450             72
* Peerless Systems Corp.                                57,500             72
  Novastar Financial, Inc. REIT                          4,000             72
* Koala Corp.                                           79,000             71
* Zones, Inc.                                           88,100             70
* eCollege.com Inc.                                     21,800             69
* Tarantella, Inc.                                     118,900             69
* Fusion Medical Technologies, Inc.                     12,000             69
* Network Engines, Inc.                                 68,046             69
* Gadzoox Networks, Inc.                                97,800             68
* Craig Corp.                                           35,023             68
* GRIC Communications, Inc.                             53,300             68
* NTN Communications, Inc.                              75,300             68
  Wainwright Bank & Trust Co.                            9,130             68
* Versata, Inc.                                         73,200             67
* SEEC, Inc.                                            47,900             67
* New Century Equity Holdings Corp.                    133,672             67
* Galyan's Trading Co.                                   4,649             66
* Focal Communications Corp.                           107,200             65
* Com21, Inc.                                           47,400             65
* CopyTele, Inc.                                       151,000             65
* Royale Energy, Inc.                                   10,190             65
* American Access Technologies Inc.                     80,800             65
  First Midwest Financial, Inc.                          4,750             64
* Net Perceptions, Inc.                                 37,400             64
* Pierre Foods, Inc.                                    27,600             63
* GlycoGenesys, Inc.                                    32,100             63
* Lynch Corp.                                            3,500             63
  Agree Realty Corp. REIT                                3,400             63
* Trimedyne, Inc.                                      142,600             63
  Ecology and Environment, Inc.                          6,925             63
  Pacific Northwest Bancorp                              3,059             63
* Caldera International, Inc.                           71,500             61
* Z-Tel Technologies, Inc.                              47,265             61
* Informax, Inc.                                        20,523             61
* Allied Holdings, Inc.                                 29,900             60
* j2 Global Communications, Inc.                        12,075             60
* MeriStar Hotels & Resorts, Inc. REIT                  86,200             59
* The Advisory Board Co.                                 2,133             59
* Perficient, Inc.                                      50,931             59
* Chiquita Brands International, Inc.                   91,165             58
  D&K Healthcare Resources, Inc.                         1,021             58
* SciQuest, Inc.                                        33,800             57
* Merit Medical Systems, Inc.                            3,042             57
* A.C. Moore Arts & Crafts, Inc.                         1,925             57
  Sphinx International Inc.                             55,900             56
* SIGA Technologies, Inc.                               19,400             56
* FairMarket, Inc.                                      50,100             56
* Loudeye Technologies, Inc.                            76,385             56
* TippingPoint Technologies Inc.                         7,474             55
* Cross Media Marketing Corp                             6,066             55
* Darling International, Inc.                           77,900             55
* AXS-One Inc.                                         125,300             54
* Spectrum Control, Inc.                                10,200             54
  Citizens 1st Bancorp, Inc.                             3,400             53
* Kaiser Ventures LLC Class A                           36,800             53
* Checkers Drive-In Restaurants, Inc.                    8,700             53

--------------------------------------------------------------------------------
                                                                         MARKET
EXTENDED MARKET                                                          VALUE*
INDEX FUND                                                SHARES          (000)
--------------------------------------------------------------------------------
* Esenjay Exploration, Inc.                             17,900             53
* Cognitronics Corp.                                    10,900             52
  Presidential Realty Corp. REIT                         7,800             52
* Oakwood Homes Corp.                                    9,700             51
* Leapnet, Inc.                                         28,037             51
* Gart Sports Co.                                        2,434             51
* Triton Network Systems, Inc.                          74,504             51
* Wild Oats Markets Inc.                                 5,075             50
* GMX Resources Inc.                                    11,000             50
* Bioanalytical Systems, Inc.                            7,000             49
* US SEARCH.com Inc.                                    53,300             49
* NextCard, Inc.                                        93,800             49
* Paul-Son Gaming Corp.                                 35,500             48
* eLoyalty Corp.                                         9,090             48
* Sonic Solutions, Inc.                                  9,700             48
  Polymer Group, Inc.                                   63,900             48
* Neff Corp.                                           106,100             48
* AML Communications, Inc.                              68,000             48
* Pac-West Telecom, Inc.                                86,070             47
* Adelphia Business Solutions, Inc.                     81,400             47
* Organic, Inc.                                        146,474             47
* Astronics Corp. Class B                                4,206             47
* MAI Systems Corp.                                    150,575             47
* ClickAction, Inc.                                     60,200             46
* JDA Software Group, Inc.                               2,072             46
* P-Com, Inc.                                          139,600             46
* Mpower Holding Corp.                                 102,000             46
  McRae Industries, Inc.                                 8,300             45
* XO Communications Inc. Class A                       465,613             45
* Central European Distribution Corp.                    3,600             45
* Keystone Consolidated Industries, Inc.                68,219             44
* Accrue Software, Inc.                                 73,800             44
* Peet's Coffee & Tea Inc.                               3,900             44
* Schick Technologies, Inc.                             40,000             43
  Eastern Virginia Bankshares, Inc.                      3,000             43
* InsWeb Corp.                                           9,867             42
* Private Business Inc.                                 26,134             42
* StarMedia Network, Inc.                              109,800             42
* High Speed Access Corp.                               74,500             42
* Metretek Technologies, Inc.                           68,100             42
* Netsmart Technologies, Inc.                           14,133             41
* Fischer Imaging Corp.                                  3,435             41
* IGI, Inc.                                             68,500             41
* Concero, Inc.                                        107,400             41
* Net4Music Inc.                                        75,400             41
* MediaBay, Inc.                                        65,500             41
* TenFold Corp.                                         60,900             40
  Thistle Group Holdings, Co.                            4,100             40
  D&E Communications, Inc.                               2,200             40
  Stifel Financial Corp.                                 3,700             39
* SteelCloud Inc.                                       33,200             38
* Sun Community Bancorp, Ltd.                            3,800             38
* ATEC Group, Inc.                                      60,000             38
  Prosperity Bancshares, Inc.                            1,400             38
* Factual Data Corp.                                     4,400             37
* Merry Land Properties, Inc. REIT                       4,750             37
* NCO Portfolio Management, Inc.                         5,177             37
* Landair Corp.                                          2,500             37
* Tor Minerals International, Inc.                      40,700             37
* Quaker Fabric Corp.                                    4,400             37
* Guilford Mills, Inc.                                  61,925             37
* Oriole Homes Corp. Class B                            19,300             36
* Emex Corp.                                            11,478             36
* Nanometrics Inc.                                       1,834             36
* On2 Technologies, Inc.                               104,600             36
  Kansas City Life Insurance Co.                           936             35
* Elastic Networks Inc.                                 44,200             34
  Equity Inns, Inc. REIT                                 5,188             34
* Accelerated Networks, Inc.                            85,542             34
* National Research Corp.                                5,400             34
* Razorfish Inc.                                       153,150             34
* Genaera Corp.                                          8,600             34
* Motient Corp.                                         79,700             33
* NaviSite, Inc.                                        92,700             33
* Petrocorp, Inc.                                        3,704             33
* Technisource, Inc.                                    18,700             33
* Budget Group, Inc.                                    37,100             33
* Primus Knowledge Solutions, Inc.                      39,300             33
* Arguss Communications, Inc.                            8,100             33
* USinternetworking, Inc.                              163,625             33
* A.B. Watley Group Inc.                                13,600             32
* Watson Wyatt & Company Holdings                        1,464             32
* Evercel, Inc.                                         45,164             31
* Cellular Technical Services                           13,565             31
* Avenue A, Inc.                                        18,300             31
* Birmingham Steel Corp.                                95,050             30
* PeoplePC Inc.                                        127,030             29
* Enchira Biotechnology Corp.                           53,614             28
* Vornado Operating Inc. REIT                           55,529             28
* Ventro Corp.                                          71,100             28
* Pinnacle Holdings Inc. REIT                           80,200             27
* PerfectData Corp.                                      9,800             27
* Merisel, Inc.                                         16,131             27
* Santa Barbara Restaurant Group                         6,300             26
  Impac Mortgage Holdings, Inc. REIT                     3,108             26
  Birmingham Utilities, Inc.                             1,400             26
* Interliant Inc.                                       75,300             26
  Troy Financial Corp.                                   1,052             26
* Antigenics Inc.-CVR                                  172,400             26
* Women First Healthcare, Inc.                           2,583             26
* RMH Teleservices, Inc.                                 1,343             26
* Celadon Group Inc.                                     5,100             26

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
                                                          SHARES          (000)
--------------------------------------------------------------------------------
* Shoe Pavilion, Inc.                                   21,100             25
* 800 Travel Systems, Inc.                              85,600             25
* Cortex Pharmaceuticals, Inc.                           9,800             25
* USDATA Corp.                                          17,350             24
* Telaxis Communications Corp.                          32,950             24
* Airnet Communications Corp.                           56,290             24
* Diedrich Coffee, Inc.                                  6,000             23
  Falmouth Bancorp, Inc.                                 1,100             23
* MessageMedia Inc.                                    165,300             23
  Sizzlers Property Investors, Inc. REIT                 2,500             23
  Home Federal Bancorp                                   1,200             22
* Evolve Software, Inc.                                 59,823             22
* Navarre Corp.                                         20,300             22
* Daleen Technologies, Inc.                             62,800             22
* Rainmaker Systems, Inc.                               87,500             22
* Landec Corp.                                           5,800             22
* Tickets.com, Inc.                                      9,638             22
* Emcee Broadcast Products, Inc.                        47,000             21
  K-Swiss, Inc.                                            628             21
* Miller Exploration Co.                                26,600             21
* Peoples Community Bancorp                              1,000             21
* Torch Offshore, Inc.                                   3,400             20
  Weider Nutritional International, Inc.                12,100             20
* DiaSys Corp.                                          15,600             20
* Friede Goldman Halter, Inc.                          106,243             20
  First Federal Bancorp, Inc.                            3,300             20
* Alphanet Solutions, Inc.                               9,600             20
* Lowrance Electronics, Inc.                             7,700             19
* Profile Technologies, Inc.                            29,500             19
* Alliance Data Systems Corp.                            1,000             19
* Internet Pictures Corp.                                9,043             19
* Almost Family Inc.                                     1,200             19
* Global ePoint, Inc.                                   11,600             19
* Check Technology Corp.                                 3,000             18
  Bandag, Inc. Class A                                     600             18
* Eagle Food Centers, Inc.                              22,950             18
* Adams Golf, Inc.                                      47,100             18
* CBNY Investment Services Corp.                         1,780             18
* Bel Fuse, Inc. Class A                                   731             18
* AvantGo, Inc.                                          9,700             17
  EnergySouth, Inc.                                        700             17
* Advantage Marketing Systems, Inc.                      6,600             17
* VASCO Data Security International, Inc.                8,000             17
* Paradigm Medical Industries, Inc.                      6,700             16
* Landenburg Thalmann  Financial Services, Inc.         18,944             16
* Newcor, Inc.                                          43,880             16
  eBT International, Inc.                               76,900             16
  Coastal Financial Corp.                                1,679             16
* MedicaLogic/Medscape, Inc.                            57,210             16
* Monarch Dental Corp.                                   7,016             16
* Hudson Technology, Inc.                                5,600             16
* E Com Ventures, Inc.                                  23,200             16
* Saucony Inc.                                           3,000             16
* Catalina Lighting, Inc.                               45,800             16
* Summit Financial Corp.                                 1,470             15
* Tristar Corp.                                        103,000             15
* Verso Technologies, Inc.                              11,700             15
* Radiologix Inc.                                        1,470             15
* Allied Riser Communications Corp.                     86,400             15
* MB Financial, Inc.                                       534             15
* AppliedTheory Corp.                                   90,700             15
* Be Inc.                                              102,400             14
* EPIX Medical, Inc.                                     1,000             14
* Technical Communications Corp.                        14,000             14
  Citizens First Financial Corp.                           800             14
  Hubbell Inc. Class A                                     500             14
* Advanced Switching Communications, Inc.               12,300             14
* Contour Energy Co.                                    14,800             14
* Interstate Hotels Corp. REIT                           9,509             14
* LMI Aerospace, Inc.                                    3,100             13
* Gaiam, Inc.                                              600             13
  Financial Institutions, Inc.                             550             13
* Florsheim Group Inc.                                  55,315             13
* HORIZON Pharmacies, Inc.                              58,800             12
* Classic Vacation Group, Inc.                          94,700             12
* Horizon Medical Products, Inc.                        28,200             12
  Malan Realty Investors, Inc. REIT                      1,700             11
* GoAmerica, Inc.                                        5,000             11
* Nematron Corp.                                        63,000             11
* Advanced Nutraceuticals, Inc.                         11,225             11
* Ashford.com, Inc.                                     41,100             11
* SPEEDCOM Wireless Corp.                               12,000             11
* Allied Devices Corp.                                  11,200             11
* Cypress Communications, Inc.                           6,770             11
  Semco Energy Inc.                                      1,000             11
* Applied Graphics Technologies, Inc.                   20,280             11
* Encore Medical Corp.                                   3,000             10
  Providence and Worcester Railroad Co.                  1,500             10
* 3DO Co.                                                4,800             10
* Hayes Lemmerz International, Inc.                     38,400             10
* CRYO-CELL International, Inc.                          2,000             10
* ACT Manufacturing, Inc.                               27,900             10
* STM Wireless, Inc.                                     6,800             10
  Calton, Inc.                                          15,400              9
* Sento Corp.                                            6,700              9
* Styleclick, Inc.                                      41,700              9
* Intelli-Check Inc.                                       500              9

--------------------------------------------------------------------------------
                                                                         MARKET
EXTENDED MARKET                                                          VALUE*
INDEX FUND                                                SHARES          (000)
--------------------------------------------------------------------------------
  Capital Properties, Inc. Class A                         900              9
* EasyLink Services Corp.                               18,385              9
  The Reader's Digest Association., Inc. Class B           400              9
* VCampus Corp.                                         20,300              9
* Analytical Surveys, Inc.                              24,700              9
* InterDent Inc.                                        10,212              9
* Exchange Applications, Inc.                           35,500              9
* ARTISTdirect, Inc.                                       603              9
* FiberNet Telecom Group, Inc.                          23,400              9
* Globix Corp.                                          58,700              9
* Bay View Capital Corp.                                 1,172              9
* Frontline Capital Group                               76,800              8
  L. S. Starrett Co. Class B                               400              8
* Ampex Corp. Class A                                   57,800              8
  Ramco-Gershenson Properties Trust REIT                   500              8
* Onvia.com, Inc.                                       14,800              8
* Horizon Group Properties, Inc. REIT                    3,415              8
* 24/7 Real Media, Inc.                                 34,100              8
* HPSC, Inc.                                             1,200              8
* Barrister Information Systems Corp.                   18,000              8
* Seabulk International, Inc.                            2,106              7
* Retractable Technologies, Inc.                         1,400              7
* Highlands Insurance Group                             65,100              7
* OMNI Energy Services Corp.                             7,400              7
* Hungarian Telephon and Cable Corp.                     1,500              7
* The IT Group, Inc.                                   131,408              7
* Information Architects Corp.                          28,500              7
* Alterra Healthcare Corp.                              59,200              7
* Webhire, Inc.                                          4,980              6
* GlobalNet, Inc.                                       14,200              6
* Burlington Industries, Inc.                          166,900              6
  Salient 3 Communications Class A                       6,000              6
* Kellstrom Industries, Inc.                            96,300              6
* Video Network Communications, Inc.                    11,700              6
* Somanetics Corp.                                       1,300              6
* First Southern Bancshares                              1,600              5
* Vizacom Inc.                                           6,710              5
* Luminant Worldwide Corp.                              44,500              5
* Aames Financial Corp.                                 15,420              5
  Urstadt Biddle Properties Class A REIT                   500              5
* HMG Worldwide Corp.                                   55,000              5
* Claimsnet.com Inc.                                     9,600              5
* CardioTech International, Inc.                         2,700              5
* Beyond.com Corp.                                       3,806              5
* Olympic Cascade Financial Corp.                        2,900              5
* Benton Oil & Gas Co.                                   3,200              5
* Radview Software Ltd.                                  9,000              5
* Rawlings Sporting Goods Co., Inc.                      1,500              5
* Isomet Corp.                                           1,300              4
  Tanger Factory Outlet Centers, Inc. REIT                 200              4
* CPI Aerostructures, Inc.                               2,400              4
* ActionPoint, Inc.                                      2,300              4
* CoActive Marketing Group, Inc.                         2,000              4
* Mesa Laboratories, Inc.                                  600              4
* Netzee, Inc.                                           2,100              4
* Katy Industries, Inc.                                  1,000              3
* General Bearing Corp.                                  1,200              3
* ProcureNet, Inc.                                      21,000              3
* Optika Inc.                                            2,900              3
* American Pacific Bank                                    880              3
* Crescent Operating, Inc. REIT                         87,940              3
* Hauppage Digital, Inc.                                 1,200              3
* ICH Corp.                                              3,520              2
* Corrpro Cos., Inc.                                       900              2
* iPrint Technologies Inc.                              11,100              2
* Williams Controls, Inc.                                3,700              2
* Physiometrix, Inc.                                     1,100              2
* ANC Rental Corp.                                      79,792              2
* Investors Capital Holdings, Ltd.                         900              2
* Emeritus Corp.                                         1,000              2
* The Plastic Surgery Co.                                3,700              2
* OmniSky Corp.                                        119,800              2
* eRoomSystem Technologies, Inc.                         8,100              2
* I-Link Inc. Pfd.                                          75              2
* Vista Medical Technologies, Inc.                         800              2
* Chromatics Color Sciences  International, Inc.       116,600              2
* Firstwave Technologies, Inc.                           1,666              2
* VoiceFlash Networks, Inc.                              4,900              2
* Bluefly, Inc.                                            900              2
* Verado Holdings, Inc. Class B                         36,800              1
* TechSys, Inc.                                          3,500              1
* Cybear Group                                           4,210              1
* I-Link, Inc.                                          18,400              1
* Continucare Corp.                                      3,000              1
* Travis Boats & Motors, Inc.                              700              1
  Republic Bancorp, Inc.                                   100              1
  Musicmaker.com, Inc.                                     700              1
  Merrill Merchants  Bancshares, Inc.                      100              1
* Charles & Colvard Ltd.                                   700              1
* NetObjects Inc.                                       49,200              1
* Morton Industrial Group, Inc.                            900              1
* Hotelworks.com Inc.                                   84,800              1
* Network Commerce Inc.                                  5,013              1
* Diamond Hill Investment Group                            200              1
* Entrada Networks, Inc.                                 6,475              1

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
                                                          SHARES          (000)
--------------------------------------------------------------------------------
* iBEAM Broadcasting Corp.                              17,554              1
* Penncorp Financial Group Inc.                         91,400             --
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $5,369,990)                                                    4,595,342
--------------------------------------------------------------------------------


                                                          FACE
                                                        AMOUNT
                                                         (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (3.2%)(1)
--------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK
(2) 2.29%, 1/9/2002                                    $ 4,000           3,999

REPURCHASE AGREEMENTS
Collateralized by U.S. Government
Obligations in a Pooled
Cash Account
1.69%, 1/2/2002--Note F                                142,501         142,501
1.75%, 1/2/2002                                          1,021           1,021
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
        (Cost $147,521)                                                147,521
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (103.0%)
        (Cost $5,517,511)                                            4,742,863
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (--3.0%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                    66,961
Security Lending Collateral Payable to
Brokers--Note F                                                       (142,501)
Other Liabilities                                                      (65,011)
                                                                     ---------
                                                                      (140,551)
                                                                     ---------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                   $4,602,312
================================================================================
*    See Note A in Notes to Financial Statements.
*    Non-income-producing security.
(1) The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures
     investments,   the  fund's   effective  common  stock  and  temporary  cash
     investment positions represent 100.1% and 2.9%, respectively, of net assets. See Note E in Notes to Financial Statements.
(2)  Security segregated as initial margin for open futures contracts.
REIT--Real Estate Investment Trust.



--------------------------------------------------------------------------------
                                                                        AMOUNT
                                                                         (000)
--------------------------------------------------------------------------------
AT DECEMBER 31, 2001, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital--Note D                                            $ 5,479,141
Overdistributed Net Investment Income                                   (4,792)
Accumulated Net Realized
 Losses--Note D                                                        (97,706)
Unrealized Appreciation
(Depreciation)--Note E
 Investment Securities                                                (774,648)
 Futures Contracts                                                         317
--------------------------------------------------------------------------------
NET ASSETS                                                          $4,602,312
================================================================================
Investor Shares--Net Assets
Applicable to 134,894,270 outstanding $.001
 par value shares of beneficial interest
(unlimited authorization)                                           $3,114,855
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INVESTOR SHARES                             $23.09
================================================================================
Admiral Shares--Net Assets
Applicable to 31,850,513 outstanding $.001
 par value shares of beneficial interest
(unlimited authorization)                                             $735,495
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- ADMIRAL SHARES                              $23.09
================================================================================
Institutional Shares--Net Assets
Applicable to 32,298,023 outstanding $.001
 par value shares of beneficial interest
(unlimited authorization)                                             $745,863
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INSTITUTIONAL SHARES                        $23.09
================================================================================
VIPER Shares--Net Assets
Applicable to 100,000 outstanding $.001
 par value shares of beneficial interest
(unlimited authorization)                                               $6,099
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- VIPER SHARES                                $60.99
================================================================================

--------------------------------------------------------------------------------
                                                                         MARKET
MID-CAP                                                                   VALUE*
INDEX FUND                                                SHARES          (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.1%)(1)
--------------------------------------------------------------------------------
* IDEC Pharmaceuticals Corp.                           522,464         36,013
* Electronic Arts Inc.                                 469,598         28,152
* SunGard Data Systems, Inc.                           957,325         27,695
  M & T Bank Corp.                                     323,652         23,578
* Quest Diagnostics, Inc.                              327,395         23,477
  Marshall & Ilsley Corp.                              361,540         22,878
* Affiliated Computer Services, Inc. Class A           206,278         21,892
* Gilead Sciences, Inc.                                328,716         21,603
* DST Systems, Inc.                                    412,390         20,558
* SPX Corp.                                            137,990         18,891
* Millennium Pharmaceuticals, Inc.                     758,354         18,587
  R.J. Reynolds Tobacco Holdings, Inc.                 328,544         18,497
* Cadence Design Systems, Inc.                         837,661         18,362
* BJ Services Co.                                      561,590         18,224
  Telephone & Data Systems, Inc.                       200,601         18,004
  North Fork Bancorp, Inc.                             556,086         17,789
* Microchip Technology, Inc.                           456,731         17,694
* Apollo Group, Inc. Class A                           391,877         17,638
  National Commerce Financial Corp.                    697,166         17,638
  Washington Post Co. Class B                           32,550         17,252
* American Standard Cos., Inc.                         245,904         16,778
  SEI Corp.                                            370,141         16,697
* CDW Computer Centers, Inc.                           302,399         16,242
  Mylan Laboratories, Inc.                             430,210         16,133
* Symantec Corp.                                       238,676         15,831
  First Tennessee National Corp.                       433,770         15,729
* Sepracor Inc.                                        266,894         15,229
* Weatherford International, Inc.                      393,197         14,651
  Dime Bancorp, Inc.                                   405,555         14,632
  American Water Works Co., Inc.                       342,608         14,304
  Tyson Foods, Inc.                                  1,196,399         13,818
  Radian Group, Inc.                                   321,307         13,800
* IVAX Corp.                                           676,222         13,619
* E*TRADE Group, Inc.                                1,276,614         13,085
  Murphy Oil Corp.                                     155,251         13,047
* Rational Software Corp.                              665,169         12,971
* BISYS Group, Inc.                                    201,712         12,908
  Hormel Foods Corp.                                   476,019         12,791
* Express Scripts Inc.                                 271,307         12,686
  TCF Financial Corp.                                  263,411         12,638
  Ultramar Diamond Shamrock Corp.                      250,098         12,375
  Compass Bancshares Inc.                              436,791         12,361
  Green Point Financial Corp.                          343,144         12,267
* Network Associates, Inc.                             474,382         12,263
  Golden State Bancorp Inc.                            465,147         12,164
* L-3 Communications Holdings, Inc.                    134,351         12,092
* Synopsys, Inc.                                       203,136         11,999
  A.G. Edwards & Sons, Inc.                            269,517         11,905
* Dollar Tree Stores, Inc.                             384,629         11,889
  Hillenbrand Industries, Inc.                         214,110         11,834
* Atmel Corp.                                        1,595,090         11,756
  Banknorth Group, Inc.                                520,771         11,728
* Barr Laboratories, Inc.                              145,450         11,543
  ENSCO International, Inc.                            461,238         11,462
  Old Republic International Corp.                     407,501         11,414
  Legg Mason Inc.                                      228,335         11,412
  Ocean Energy, Inc.                                   588,681         11,303
  Everest Re Group, Ltd.                               158,513         11,207
* Westwood One, Inc.                                   367,542         11,045
* BJ's Wholesale Club, Inc.                            249,376         10,998
* RF Micro Devices, Inc.                               570,945         10,979
* ChoicePoint Inc.                                     215,428         10,920
* Vishay Intertechnology, Inc.                         545,719         10,642
  Neuberger Berman Inc.                                241,146         10,586
* Lincare Holdings, Inc.                               369,012         10,572
* Polycom, Inc.                                        308,351         10,506
  DPL Inc.                                             433,467         10,438
* Cytyc Corp.                                          397,574         10,377
  Sovereign Bancorp, Inc.                              846,570         10,362
  Mercantile Bankshares Corp.                          239,153         10,293
  Avnet, Inc.                                          404,016         10,290
  Lennar Corp.                                         219,005         10,254
  The PMI Group Inc.                                   152,638         10,228
* Arrow Electronics, Inc.                              341,547         10,212
* Dean Foods Co.                                       148,619         10,136
  Expeditors International of Washington, Inc.         176,800         10,069
* Brinker International, Inc.                          336,509         10,015
  Arthur J. Gallagher & Co.                            290,263         10,011
  SCANA Corp.                                          358,846          9,987
* LAM Research Corp.                                   429,848          9,981
  UtiliCorp United, Inc.                               396,486          9,980
  McCormick & Co., Inc.                                236,962          9,945
  Diebold, Inc.                                        244,634          9,893
* Mohawk Industries, Inc.                              180,258          9,893
* Protein Design Labs, Inc.                            301,257          9,881
* Republic Services, Inc. Class A                      489,817          9,782
  Hibernia Corp. Class A                               544,975          9,695
* The Dun & Bradstreet Corp.                           269,184          9,502
* Integrated Device Technology Inc.                    357,049          9,494
* Oxford Health Plan                                   314,904          9,491
* Patterson Dental Co.                                 231,867          9,490
* Hispanic Broadcasting Corp.                          371,628          9,477
* Park Place Entertainment                           1,032,214          9,465
* McDATA Corp. Class A                                 385,168          9,437
* Ceridian Corp.                                       501,254          9,399
  ICN Pharmaceuticals, Inc.                            279,386          9,359

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
                                                          SHARES          (000)
--------------------------------------------------------------------------------
* Apogent Technologies Inc.                            362,167          9,344
  Beckman Coulter, Inc.                                208,788          9,249
* Health Net Inc.                                      423,397          9,222
* AmeriCredit Corp.                                    289,052          9,120
  Unitrin, Inc.                                        230,622          9,114
  Alliant Energy Corp.                                 300,042          9,109
* Smith International, Inc.                            169,297          9,078
* Abercrombie & Fitch Co.                              340,876          9,043
  Wisconsin Energy Corp.                               399,163          9,005
* Outback Steakhouse                                   262,176          8,980
  Bowater Inc.                                         187,200          8,929
  DENTSPLY International Inc.                          177,840          8,928
  Waddell & Reed Financial, Inc.                       274,257          8,831
* Universal Health Services  Class B                   206,351          8,828
  Ross Stores, Inc.                                    274,140          8,794
  Manpower Inc.                                        260,574          8,784
  Sonoco Products Co.                                  327,473          8,704
  Fastenal Co.                                         130,032          8,638
* Semtech Corp.                                        240,941          8,599
* Trigon Healthcare, Inc.                              122,658          8,519
  Northeast Utilities                                  480,158          8,465
* First Health Group Corp.                             341,347          8,445
  Eaton Vance Corp.                                    237,213          8,433
* Smithfield Foods, Inc.                               382,344          8,427
* Lear Corp.                                           220,007          8,391
* Williams-Sonoma, Inc.                                195,281          8,378
  C.H. Robinson Worldwide, Inc.                        289,531          8,372
  Astoria Financial Corp.                              316,099          8,364
* Micrel, Inc.                                         318,306          8,349
  First Virginia Banks, Inc.                           163,878          8,318
  Potomac Electric Power Co.                           368,116          8,308
* Cypress Semiconductor Corp.                          412,130          8,214
* Tech Data Corp.                                      188,818          8,172
  NSTAR                                                181,744          8,151
  Allmerica Financial Corp.                            181,240          8,074
* Certegy, Inc.                                        235,599          8,062
  Clayton Homes Inc.                                   470,393          8,044
  New York Community Bancorp, Inc.                     350,524          8,016
  Omnicare, Inc.                                       320,077          7,964
  Associated Banc-Corp                                 225,082          7,943
  Valero Energy Corp.                                  207,766          7,920
  The Reader's Digest Association., Inc. Class A       342,728          7,910
  FirstMerit Corp.                                     290,663          7,874
* Fairchild Semiconductor Corp.                        278,900          7,865
* Entercom Communications Corp.                        155,318          7,766
  Martin Marietta Materials, Inc.                      166,320          7,751
  City National Corp.                                  164,940          7,727
* Lattice Semiconductor Corp.                          374,780          7,709
  Cabot Corp.                                          214,803          7,669
* 3Com Corp.                                         1,191,685          7,603
  Energy East Corp.                                    400,320          7,602
* International Rectifier Corp.                        216,840          7,563
  Equitable Resources, Inc.                            219,160          7,467
* Cooper Cameron Corp.                                 184,869          7,461
  Conectiv, Inc.                                       303,965          7,444
* Storage Technology Corp.                             359,176          7,424
  PepsiAmericas, Inc.                                  534,188          7,372
* CSG Systems International, Inc.                      181,752          7,352
  Fidelity National Financial, Inc.                    293,591          7,281
* Triad Hospitals, Inc.                                246,844          7,245
  Investors Financial Services Corp.                   109,328          7,239
  Viad Corp.                                           303,501          7,187
  Allete, Inc.                                         285,098          7,185
* Cree, Inc.                                           243,200          7,165
  International Speedway Corp.                         182,181          7,123
* BroadWing Inc.                                       749,505          7,120
  Wilmington Trust Corp.                               111,932          7,086
  Belo Corp. Class A                                   377,209          7,073
  Tidewater Inc.                                       207,464          7,033
  Questar Corp.                                        279,107          6,992
* LaBranche & Co. Inc.                                 201,207          6,934
  Harris Corp.                                         226,392          6,907
* Gentex Corp.                                         257,182          6,875
* Pride International, Inc.                            455,061          6,871
  Noble Affiliates, Inc.                               193,937          6,844
  Pacific Century Financial Corp.                      263,145          6,813
* Devry, Inc.                                          239,218          6,806
* Barnes & Noble, Inc.                                 229,764          6,801
  Protective Life Corp.                                234,965          6,798
  Tootsie Roll Industries, Inc.                        173,133          6,766
  Valspar Corp.                                        169,775          6,723
  National Fuel Gas Co.                                271,871          6,715
  MDU Resources Group, Inc.                            237,011          6,672
  Jack Henry & Associates                              304,383          6,648
* Packaging Corp. of America                           361,770          6,566
* National Instruments Corp.                           175,186          6,563
* Catalina Marketing Corp.                             188,903          6,555
* Valassis Communications, Inc.                        183,507          6,537
* Cabot Microelectronics Corp.                          82,386          6,529
* Investment Technology Group, Inc.                    166,453          6,503
  Puget Energy, Inc.                                   297,085          6,503
* Pioneer Natural Resources Co.                        336,435          6,480
* American Eagle Outfitters, Inc.                      246,293          6,446
  Hospitality Properties Trust REIT                    214,218          6,319
* Vertex Pharmaceuticals, Inc.                         256,879          6,317
  Teleflex Inc.                                        133,166          6,300
* Swift Transportation Co., Inc.                       291,971          6,280
* FMC Corp.                                            104,500          6,218
  OGE Energy Corp.                                     267,013          6,163
  Lubrizol Corp.                                       175,193          6,148
  Pentair, Inc.                                        168,109          6,138
  Herman Miller, Inc.                                  259,181          6,132

--------------------------------------------------------------------------------
                                                                         MARKET
MID-CAP                                                                   VALUE*
INDEX FUND                                                SHARES          (000)
--------------------------------------------------------------------------------
* Macrovision Corp.                                    173,674          6,117
* Patterson-UTI Energy, Inc.                           261,720          6,101
* Scholastic Corp.                                     120,918          6,086
  Harte-Hanks, Inc.                                    215,969          6,084
* Jacobs Engineering Group Inc.                         91,705          6,053
* Energizer Holdings, Inc.                             314,291          5,987
  Reynolds & Reynolds Class A                          245,596          5,956
* The Titan Corp.                                      238,223          5,944
  Hubbell Inc. Class B                                 200,890          5,902
* Enterasys Networks, Inc.                             664,336          5,879
  Donaldson Co., Inc.                                  151,154          5,871
* Coach, Inc.                                          148,863          5,803
* Advent Software, Inc.                                115,883          5,788
  Helmerich & Payne, Inc.                              173,335          5,786
  Lyondell Chemical Co.                                402,869          5,773
  American Financial Group, Inc.                       234,104          5,747
  HCC Insurance Holdings, Inc.                         207,964          5,729
* National-Oilwell, Inc.                               277,252          5,714
* United Rentals, Inc.                                 251,232          5,703
  New Plan Excel Realty Trust REIT                     299,339          5,702
  The MONY Group Inc.                                  163,184          5,641
  Metris Cos., Inc.                                    218,554          5,619
  CNF Inc.                                             167,407          5,617
* Edwards Lifesciences Corp.                           202,919          5,607
  Dial Corp.                                           325,136          5,576
  Colonial BancGroup, Inc.                             394,850          5,563
  Vectren Corp.                                        231,966          5,563
  HON Industries, Inc.                                 200,992          5,557
  CBRL Group, Inc.                                     188,711          5,556
* Furniture Brands International Inc.                  173,396          5,552
* Borders Group, Inc.                                  278,703          5,530
  Lee Enterprises, Inc.                                150,978          5,491
  Leucadia National Corp.                              189,608          5,474
* TriQuint Semiconductor, Inc.                         446,387          5,473
* Hanover Compressor Co.                               216,419          5,467
  GATX Corp.                                           166,864          5,426
* Henry Schein, Inc.                                   146,255          5,416
  Great Plains Energy, Inc.                            212,061          5,344
* Sybase, Inc.                                         338,424          5,334
  Webster Financial Corp.                              168,816          5,323
  Roslyn Bancorp, Inc.                                 301,356          5,274
  Sierra Pacific Resources                             349,883          5,266
* Internet Security Systems, Inc.                      163,789          5,251
* Quantum Corp.-DLT & Storage Systems                  532,719          5,247
* Extended Stay America, Inc.                          318,805          5,228
* Retek Inc.                                           174,581          5,215
  IDACORP, Inc.                                        128,403          5,213
* KEMET Corp.                                          293,591          5,211
* Mentor Graphics Corp.                                220,990          5,209
* Acxiom Corp.                                         297,946          5,205
* Mandalay Resort Group                                242,653          5,193
  Dole Food Co.                                        191,423          5,136
  IMC Global Inc.                                      393,760          5,119
* Lands' End, Inc.                                     101,962          5,114
  Callaway Golf Co.                                    266,867          5,111
  York International Corp.                             133,264          5,081
  RPM Inc. (Ohio)                                      350,395          5,067
  Solutia, Inc.                                        357,217          5,008
  Precision Castparts Corp.                            176,614          4,989
* Advanced Fibre  Communications, Inc.                 280,883          4,963
* Timberland Co.                                       133,029          4,933
* Varco International, Inc.                            328,956          4,928
* IndyMac Bancorp, Inc.                                208,569          4,876
  Greater Bay Bancorp                                  170,506          4,873
* Six Flags, Inc.                                      316,739          4,871
  StanCorp Financial Group, Inc.                       102,570          4,846
  WGL Holdings Inc.                                    166,409          4,838
* Wind River Systems Inc.                              266,258          4,769
* CheckFree Corp.                                      264,663          4,764
  BorgWarner, Inc.                                      90,305          4,718
  Rayonier Inc.                                         93,469          4,717
  Harsco Corp.                                         136,977          4,698
  Westamerica Bancorporation                           118,466          4,688
  Hawaiian Electric Industries Inc.                    116,171          4,679
* Apria Healthcare Group Inc.                          186,836          4,669
* Keane, Inc.                                          258,711          4,665
* Covance, Inc.                                        203,686          4,624
  Independence Community Bank Corp.                    201,610          4,589
* LifePoint Hospitals, Inc.                            134,642          4,583
* Cor Therapeutics, Inc.                               190,718          4,564
  Dreyer's Grand Ice Cream, Inc.                       118,111          4,548
* Saks Inc.                                            486,752          4,546
* Forest Oil Corp.                                     160,159          4,518
  Lancaster Colony Corp.                               126,961          4,508
  ArvinMeritor, Inc.                                   227,969          4,477
* GTech Holdings Corp.                                  98,534          4,463
* Incyte Genomics, Inc.                                227,557          4,451
  Provident Financial Group, Inc.                      168,626          4,431
* STERIS Corp.                                         237,721          4,343
  AGL Resources Inc.                                   187,826          4,324
* Grant Prideco, Inc.                                  374,935          4,312
* Payless ShoeSource, Inc.                              76,328          4,286
  Kennametal, Inc.                                     105,906          4,265
* Silicon Valley Bancshares                            158,344          4,233
* The Neiman Marcus Group, Inc. Class A                136,187          4,231
* Education Management Corp.                           116,488          4,223
  AK Steel Corp.                                       369,216          4,202
  Interstate Bakeries Corp.                            173,304          4,190
  Western Resources, Inc.                              240,238          4,132
* Plantronics, Inc.                                    160,764          4,122
  Pittston Brink's Group                               186,020          4,111
  Trinity Industries, Inc.                             150,764          4,096

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
                                                          SHARES          (000)
--------------------------------------------------------------------------------
  Arch Coal, Inc.                                      179,422          4,073
* Flowserve Corp.                                      152,101          4,047
* Legato Systems, Inc.                                 306,632          3,977
  Pennzoil-Quaker State Co.                            272,609          3,939
  Media General, Inc. Class A                           78,722          3,923
  AGCO Corp.                                           246,754          3,894
* Emmis Communications, Inc.                           162,579          3,843
  Carlisle Co., Inc.                                   103,776          3,838
* Credence Systems Corp.                               206,048          3,826
* Powerwave Technologies, Inc.                         221,112          3,821
* Plexus Corp.                                         142,811          3,793
* CommScope, Inc.                                      176,390          3,752
  Blyth, Inc.                                          161,335          3,751
  PNM Resources Inc.                                   134,135          3,749
  Albemarle Corp.                                      155,910          3,742
* Avocent Corp.                                        152,922          3,708
  Alexander & Baldwin, Inc.                            138,764          3,705
  ONEOK, Inc.                                          204,736          3,652
* Cytec Industries, Inc.                               134,529          3,632
  DQE Inc.                                             191,634          3,628
  Western Gas Resources, Inc.                          111,950          3,618
* Ascential Software Corp.                             889,188          3,601
* Cirrus Logic                                         272,344          3,600
* Price Communications Corp.                           188,196          3,593
* Airgas, Inc.                                         237,406          3,590
  Ametek Aerospace Products Inc.                       112,429          3,585
  Superior Industries International, Inc.               88,776          3,573
  Church & Dwight, Inc.                                134,075          3,570
* Macromedia, Inc.                                     199,205          3,546
* Sotheby's Holdings Class A                           210,215          3,492
  Crompton Corp.                                       387,463          3,487
* LTX Corp.                                            166,420          3,485
* FEI Co.                                              109,630          3,454
* ADTRAN Inc.                                          135,306          3,453
  Federal Signal Corp.                                 154,355          3,437
  Granite Construction Co.                             140,979          3,395
  Cleco Corp.                                          154,236          3,389
  Sensient Technologies Corp.                          162,212          3,376
* SanDisk Corp.                                        234,066          3,371
* RSA Security Inc.                                    192,634          3,363
  Universal Corp. VA                                    91,714          3,339
* Ohio Casualty Corp.                                  205,934          3,305
* Quanta Services, Inc.                                208,350          3,215
  Tecumseh Products Co. Class A                         63,371          3,208
  Minerals Technologies, Inc.                           67,154          3,132
  Black Hills Corp.                                     90,940          3,077
  Longs Drug Stores, Inc.                              130,002          3,039
  Ferro Corp.                                          117,488          3,031
  Nordson Corp.                                        113,259          2,991
* Perrigo Co.                                          252,298          2,982
* Gartner, Inc. Class B                                265,452          2,973
  Horace Mann Educators Corp.                          139,640          2,963
  J. M. Smucker Co.                                     83,729          2,962
* InFocus Corp.                                        133,734          2,945
* Sylvan Learning Systems, Inc.                        132,824          2,931
  Bob Evans Farms, Inc.                                118,898          2,921
* J.B. Hunt Transport Services, Inc.                   123,370          2,862
  Potlatch Corp.                                        95,322          2,795
  H.B. Fuller Co.                                       97,036          2,792
  Kelly Services, Inc. Class A                         123,019          2,693
  Modine Manufacturing Co.                             113,826          2,656
* Alaska Air Group, Inc.                                91,007          2,648
  Overseas Shipholding Group Inc.                      117,454          2,643
  Wallace Computer Services, Inc.                      138,023          2,621
* Imation Corp.                                        117,854          2,543
  Ruddick Corp.                                        158,832          2,540
  Claire's Stores, Inc.                                167,321          2,527
  Banta Corp.                                           84,701          2,500
* VISX Inc.                                            187,109          2,479
  Bandag, Inc.                                          70,792          2,461
  Airborne, Inc.                                       165,007          2,447
* Dycom Industries, Inc.                               144,348          2,412
  Olin Corp.                                           149,003          2,405
* Modis Professional Services Inc.                     336,698          2,404
  Newport Corp.                                        123,266          2,377
  Kaydon Corp.                                         100,665          2,283
  Albany International Corp.                           104,996          2,278
* EGL, Inc.                                            160,689          2,242
  Glatfelter                                           143,660          2,238
* Papa John's International, Inc.                       76,343          2,098
* DSP Group Inc.                                        90,179          2,098
  Wausau-Mosinee Paper Corp.                           172,912          2,092
  Longview Fibre Co.                                   171,808          2,029
  Rollins, Inc.                                        101,065          2,021
* UCAR International, Inc.                             187,961          2,011
* Montana Power Co.                                    348,351          2,003
* NCO Group, Inc.                                       86,650          1,984
  Carpenter Technology Corp.                            74,488          1,983
* Atlas Air Worldwide Holdings, Inc.                   128,522          1,883
* Pacificare Health Systems, Inc.                      116,340          1,861
  Stewart & Stevenson Services, Inc.                    95,630          1,799
* Sequa Corp. Class A                                   34,845          1,656
* Transaction Systems Architects, Inc.                 123,186          1,510
* TranSwitch Corp.                                     308,311          1,387
* Korn/Ferry International                             127,499          1,358
  A. Schulman Inc.                                      98,240          1,341
* Unifi, Inc.                                          181,009          1,312
* Sykes Enterprises, Inc.                              135,585          1,266
* MIPS Technologies, Inc. Class B                      131,035          1,046
* The Neiman Marcus Group, Inc. Class B                 27,300            811

--------------------------------------------------------------------------------
                                                                         MARKET
MID-CAP                                                                   VALUE*
INDEX FUND                                                SHARES          (000)
--------------------------------------------------------------------------------
* Covanta Energy Corp.                                 168,381            761
* FMC Technologies Inc.                                 39,600            651
* Gartner, Inc. Class A                                 29,200            341
  Commercial Net Lease Realty REIT                       1,100             14
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
        (Cost $2,880,395)                                           2,896,160
--------------------------------------------------------------------------------

                                                          FACE
                                                   AMOUNT (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (1.7%)(1)
--------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK
(2) 2.05%, 1/25/2002                                     $ 500             499
(2) 2.29%, 1/9/2002                                      1,000           1,000
REPURCHASE AGREEMENTS
 Collateralized by U.S. Government
 Obligations in a Pooled
 Cash Account
 1.69%, 1/2/2002--Note F                                19,641          19,641
 1.75%, 1/2/2002                                        28,028          28,028
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
        Cost $49,168)                                                   49,168
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.8%)
        (Cost $2,929,563)                                            2,945,328
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.8%)
--------------------------------------------------------------------------------
Other Assets--Note B 94,469
Payables for Investment
 Securities Purchased                                                  (93,357)
Other Liabilities--Note F                                              (24,863)
                                                                       --------
                                                                       (23,751)
                                                                       --------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                   $2,921,577
================================================================================
*    See Note A in Notes to Financial Statements.
*    Non-income-producing security.
(1) The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures
     investments,   the  fund's   effective  common  stock  and  temporary  cash
     investment positions represent 99.8% and 1.0%, respectively, of net assets. See Note E in Notes to Financial Statements.
(2) Securities with an aggregate value of $1,499,000 have been segregated as initial margin for open futures contracts.
REIT--Real Estate Investment Trust.


                                                                        AMOUNT
                                                                         (000)
--------------------------------------------------------------------------------
AT DECEMBER 31, 2001, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital--Note D                                             $2,886,581
Undistributed Net Investment Income--Note D                                491
Accumulated Net Realized Gains--Note D                                  18,513
Unrealized Appreciation--Note E
 Investment Securities                                                  15,765
 Futures Contracts                                                         227
--------------------------------------------------------------------------------
NET ASSETS                                                          $2,921,577
================================================================================
Investor Shares--Net Assets
Applicable to 173,444,053 outstanding                                    $.001
 par value shares of beneficial interest
 (unlimited authorization)                                          $2,048,779
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
 INVESTOR SHARES                                                        $11.81
================================================================================
Admiral Shares--Net Assets
Applicable to 4,168,946 outstanding                                      $.001
par value shares of beneficial interest
(unlimited authorization)                                             $223,269
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- ADMIRAL SHARES                              $53.56
================================================================================
Institutional Shares--Net Assets
Applicable to 54,906,450 outstanding                                     $.001
par value shares of beneficial interest
(unlimited authorization)                                             $649,529
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INSTITUTIONAL SHARES                        $11.83
================================================================================

STATEMENT OF OPERATIONS

This Statement shows the types of income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.

--------------------------------------------------------------------------------
                                                EXTENDED
                                                  MARKET               MID-CAP
                                              INDEX FUND            INDEX FUND
                                            ------------------------------------
                                                 YEAR ENDED DECEMBER 31, 2001
                                            ------------------------------------
                                                   (000)                  (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
 Dividends                                     $ 45,869               $ 24,363
 Interest                                         1,686                    613
 Security Lending                                 5,148                    195
--------------------------------------------------------------------------------
  Total Income                                   52,703                 25,171
--------------------------------------------------------------------------------
EXPENSES
The Vanguard Group--Note B
 Investment Advisory Services 54 55
 Management and Administrative
 Investor Shares                                  7,328                  4,190
 Admiral Shares                                   1,142                     40
 Institutional Shares                               601                    311
 VIPER Shares                                        --                     --
Marketing and Distribution
 Investor Shares                                    556                    296
 Admiral Shares                                      52                     --
 Institutional Shares                               156                     66
 VIPER Shares                                        --                     --
Custodian Fees                                      227                    170
Auditing Fees                                        12                     11
Shareholders' Reports
 Investor Shares                                    102                     27
 Admiral Shares                                       1                     --
 Institutional Shares                                --                     --
 VIPER Shares                                        --                     --
Trustees' Fees and Expenses                           8                      3
--------------------------------------------------------------------------------
 Total Expenses                                  10,239                  5,169
 Expenses Paid Indirectly--Note C                   (41)                    --
--------------------------------------------------------------------------------
 Net Expenses                                    10,198                  5,169
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                            42,505                 20,002
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
Investment Securities Sold                      (46,056)                31,738
Futures Contracts                                 2,808                   (327)
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                        (43,248)                31,411
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
        (DEPRECIATION)
 Investment Securities                         (481,262)               (43,460)
 Futures Contracts                                 (899)                   348
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
        (DEPRECIATION)                         (482,161)               (43,112)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
        RESULTING FROM OPERATIONS             $(482,904)               $ 8,301
================================================================================

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

--------------------------------------------------------------------------------
                                EXTENDED MARKET INDEX FUND    MID-CAP INDEX FUND
                                ---------------------------  -------------------
                                               YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------
                                        2001        2000          2001     2000
                                        (000)       (000)         (000)    (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
 Net Investment Income              $ 42,505    $ 49,320      $ 20,002 $ 11,778
 Realized Net Gain (Loss)            (43,248)    790,031        31,411  166,927
 Change in Unrealized
  Appreciation (Depreciation)       (482,161) (1,893,375)      (43,112)   2,464
--------------------------------------------------------------------------------
   Net Increase (Decrease) in Net
   Assets Resulting from Operations (482,904) (1,054,024)        8,301  181,169
--------------------------------------------------------------------------------
DISTRIBUTIONS
Net Investment Income
 Investor Shares                     (28,361)    (33,972)      (11,840)  (9,425)
 Admiral Shares                       (7,060)     (3,832)       (1,240)      --
 Institutional Shares                 (8,004)     (9,990)       (4,508)  (1,934)
 VIPER Shares                             --          --            --       --
Realized Capital Gain*
 Investor Shares                    (111,766)   (571,530)      (37,752)(109,693)
 Admiral Shares                      (19,383)    (46,429)         (612)      --
 Institutional Shares                (25,983)   (135,811)       (8,278) (21,004)
 VIPER Shares                             --          --            --       --
--------------------------------------------------------------------------------
Total Distributions                 (200,557)   (801,564)      (64,230)(142,056)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--NOTE G
 Investor Shares                    (276,645)  1,111,416       493,376  986,980
 Admiral Shares                      367,842     499,974       215,497       --
 Institutional Shares                (87,464)    429,602       347,311  148,113
 VIPER Shares                          6,094          --            --       --
--------------------------------------------------------------------------------
   Net Increase (Decrease)
   from Capital Share Transactions     9,827   2,040,992    1,056,184 1,135,093
--------------------------------------------------------------------------------
 Total Increase (Decrease)          (673,634)    185,404    1,000,255 1,174,206
--------------------------------------------------------------------------------
NET ASSETS
 Beginning of Period               5,275,946   5,090,542    1,921,322   747,116
--------------------------------------------------------------------------------
End of Period                     $4,602,312  $5,275,946  $2,921,577 $1,921,322
================================================================================
* Includes short-term gain distributions totaling $15,519,000, $159,705,000, $9,111,000, and $87,972,000, respectively, that are treated as ordinary income dividends for tax purposes.
52

FINANCIAL HIGHLIGHTS

This table summarizes each fund's investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.



--------------------------------------------------------------------------------------------------------------------
                                                                      EXTENDED MARKET INDEX FUND INVESTOR SHARES
                                                                                 YEAR ENDED DECEMBER 31,
                                                                     -----------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                            2001     2000     1999     1998      1997
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                    $26.61   $37.07   $30.63   $30.76    $26.20
--------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                    .203     .274     .297     .388      .351
 Net Realized and Unrealized Gain (Loss) on Investments                 (2.703)  (6.041)  10.101    2.025     6.479
--------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                                      (2.500)  (5.767)  10.398    2.413     6.830
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                    (.210)   (.263)   (.318)   (.373)    (.360)
 Distributions from Realized Capital Gains                               (.810)  (4.430)  (3.640)  (2.170)   (1.910)
--------------------------------------------------------------------------------------------------------------------
  Total Distributions                                                   (1.020)  (4.693)  (3.958)  (2.543)   (2.270)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                          $23.09   $26.61   $37.07   $30.63    $30.76
====================================================================================================================
TOTAL RETURN*                                                            -9.13%  -15.55%   36.22%    8.32%    26.73%
====================================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                                   $3,115   $3,881   $4,221   $2,939    $2,723
 Ratio of Total Expenses to Average Net Assets                            0.25%    0.25%    0.25%    0.23%     0.23%
 Ratio of Net Investment Income to Average Net Assets                     0.88%    0.81%    1.04%    1.21%     1.30%
 Portfolio Turnover Rate                                                    20%      33%      26%      27%       15%
====================================================================================================================

* Total returns do not reflect transaction fees on purchases (0.25% beginning October 31, 1997, through March 31, 2000; 0.50% through October 31, 1997) or the $10 annual account maintenance fee applied on balances under $10,000.


--------------------------------------------------------------------------------------------------------------------
                                                                      EXTENDED MARKET INDEX FUND ADMIRAL SHARES
                                                                                 YEAR ENDED DECEMBER 31,
                                                                     -----------------------------------------------
                                                                                        YEAR ENDED          NOV.13*
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                                       DEC. 31, 2001    DEC. 31, 2000
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                        $26.61           $31.89
--------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                                        .213             .050
 Net Realized and Unrealized Gain (Loss) on Investments                                     (2.703)          (1.736)
--------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                                                          (2.490)          (1.686)
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                                        (.220)           (.274)
 Distributions from Realized Capital Gains                                                   (.810)          (3.320)
--------------------------------------------------------------------------------------------------------------------
  Total Distributions                                                                       (1.030)          (3.594)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                              $23.09           $26.61
====================================================================================================================
TOTAL RETURN                                                                                 -9.09%           -4.30%
====================================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                                                         $735             $441
 Ratio of Total Expenses to Average Net Assets                                                0.20%          0.20%**
 Ratio of Net Investment Income to Average Net Assets                                         0.94%          1.23%**
 Portfolio Turnover Rate                                                                        20%              33%
====================================================================================================================

*Inception.
**Annualized.


--------------------------------------------------------------------------------------------------------------------
                                                                    EXTENDED MARKET INDEX FUND INSTITUTIONAL SHARES
                                                                               YEAR ENDED DECEMBER 31,
                                                                     ---------------------------------   JULY 7* TO
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                         2001     2000    1999    1998  DEC. 31, 1997
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $26.62   $37.09  $30.63  $30.76         $29.28
--------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                 .228     .313    .363    .427           .200
 Net Realized and Unrealized Gain (Loss) on Investments              (2.703)  (6.041) 10.101   2.025          3.191
--------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                                   (2.475)  (5.728) 10.464   2.452          3.391
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                 (.245)   (.312)  (.364)  (.412)         (.371)
 Distributions from Realized Capital Gains                            (.810)  (4.430) (3.640) (2.170)        (1.540)
--------------------------------------------------------------------------------------------------------------------
  Total Distributions                                                (1.055)  (4.742) (4.004) (2.582)        (1.911)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                       $23.09   $26.62  $37.09  $30.63         $30.76
====================================================================================================================
TOTAL RETURN**                                                        -9.03%  -15.41%  36.45%   8.45%         11.82%
====================================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                                  $746     $954    $870    $456           $415
 Ratio of Total Expenses to Average Net Assets                         0.10%    0.10%   0.10%   0.10%         0.10%+
 Ratio of Net Investment Income to Average Net Assets                  1.02%    0.96%   1.18%   1.34%         1.43%+
 Portfolio Turnover Rate                                                 20%      33%     26%     27%            15%
====================================================================================================================

*    Inception.
** Total returns do not reflect transaction fees on purchases (0.25% beginning October 31, 1997, through March 31, 2000; 0.50% from inception through October 31, 1997).
+    Annualized.


--------------------------------------------------------------------------------------------------------------------
                                                                      EXTENDED MARKET INDEX FUND VIPER SHARES
                                                                                 YEAR ENDED DECEMBER 31,
                                                                     -----------------------------------------------
                                                                                                           DEC. 27*
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                                                        DEC. 31, 2000
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                                         $60.94
--------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                                                           --
 Net Realized and Unrealized Gain (Loss) on Investments                                                         .05
--------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                                                                              .05
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                                                            --
 Distributions from Realized Capital Gains                                                                       --
--------------------------------------------------------------------------------------------------------------------
  Total Distributions                                                                                            --
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                               $60.99
====================================================================================================================
TOTAL RETURN                                                                                                  0.08%
====================================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (Millions)                                                                             $6
Ratio of Total Expenses to Average Net Assets                                                                0.20%**
Ratio of Net Investment Income to Average Net Assets                                                         0.54%**
Portfolio Turnover Rate                                                                                          20%
====================================================================================================================

*Inception.
**Annualized.



--------------------------------------------------------------------------------------------------------------------
                                                                          MID-CAP INDEX FUND INVESTOR SHARES
                                                                               YEAR ENDED DECEMBER 31,
                                                                     ---------------------------------  APR. 20* TO
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                            2001     2000     1999      DEC. 31, 1998
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                    $12.21   $11.30   $10.79             $10.00
--------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                    .081     .071     .073               .053
 Net Realized and Unrealized Gain (Loss) on Investments                  (.166)   1.897    1.448               .840
--------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                                       (.085)   1.968    1.521               .893
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                    (.070)   (.078)   (.076)             (.053)
 Distributions from Realized Capital Gains                               (.245)   (.980)   (.935)             (.050)
--------------------------------------------------------------------------------------------------------------------
  Total Distributions                                                    (.315)  (1.058)  (1.011)             (.103)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                          $11.81   $12.21   $11.30             $10.79
====================================================================================================================
TOTAL RETURN**                                                           -0.50%   18.10%   15.32%              8.55%
====================================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                                   $2,049   $1,614     $605               $206
 Ratio of Total Expenses to Average Net Assets                            0.25%    0.25%    0.25%             0.25%+
 Ratio of Net Investment Income to Average Net Assets                     0.83%    0.90%    0.99%             1.19%+
 Portfolio Turnover Rate                                                             24%      51%     38%       44%
====================================================================================================================

* Subscription period for the fund was April 20, 1998, to May 20, 1998, during which time all assets were held in money market instruments. Performance measurement begins May 21, 1998.
** Total returns do not reflect the 0.25% transaction fee on purchases from inception through February 28, 1999, or the $10 annual account maintenance fee applied on balances under $10,000.
+    Annualized.


--------------------------------------------------------------------------------------------------------------------
                                                                           MID-CAP INDEX FUND ADMIRAL SHARES
                                                                                 YEAR ENDED DECEMBER 31,
                                                                     -----------------------------------------------
                                                                                                            NOV.12*
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                                                        DEC. 31, 2000
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                                         $50.00
--------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                                                         .056
 Net Realized and Unrealized Gain (Loss) on Investments                                                       3.982
--------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                                                                            4.038
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                                                         (.320)
 Distributions from Realized Capital Gains                                                                    (.158)
--------------------------------------------------------------------------------------------------------------------
  Total Distributions                                                                                         (.478)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                               $53.56
====================================================================================================================
TOTAL RETURN                                                                                                   8.06%
====================================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                                                                          $223
 Ratio of Total Expenses to Average Net Assets                                                               0.20%**
 Ratio of Net Investment Income to Average Net Assets                                                        0.86%**
 Portfolio Turnover Rate                                                                                         24%
====================================================================================================================

*Inception.
**Annualized.


--------------------------------------------------------------------------------------------------------------------
                                                                          MID-CAP INDEX FUND INSTITUTIONAL SHARES
                                                                               YEAR ENDED DECEMBER 31,
                                                                     ---------------------------------   MAY 20* TO
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                            2001     2000     1999      DEC. 31, 1998
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                    $12.23   $11.30   $10.79             $10.03
--------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                    .097     .081     .083               .055
 Net Realized and Unrealized Gain (Loss) on Investments                  (.166)   1.918    1.448               .814
--------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                                       (.069)   1.999    1.531               .869
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                    (.086)   (.089)   (.086)             (.059)
 Distributions from Realized Capital Gains                               (.245)   (.980)   (.935)             (.050)
--------------------------------------------------------------------------------------------------------------------
  Total Distributions                                                    (.331)  (1.069)  (1.021)             (.109)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                          $11.83   $12.23   $11.30             $10.79
===================================================================================================================
TOTAL RETURN**                                                           -0.37%   18.39%   15.41%              8.61%
====================================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                                     $650     $307     $143                $39
 Ratio of Total Expenses to Average Net Assets                            0.10%    0.12%    0.12%             0.12%+
 Ratio of Net Investment Income to Average Net Assets                     1.00%    1.03%    1.11%             1.30%+
 Portfolio Turnover Rate                                                    24%      51%      38%                44%
====================================================================================================================

* Initial share purchase date. Subscription period for the fund was April 20, 1998, to May 20, 1998, during which time all assets were held in money market instruments. Performance measurement begins May 21, 1998.
** Total returns do not reflect the 0.25% transaction fee on purchases from inception through February 28, 1999.
+    Annualized.

NOTES TO FINANCIAL STATEMENTS

Vanguard Extended Market Index and Mid-Cap Index Funds are registered under the Investment Company Act of 1940 as open-end investment companies, or mutual funds. The Extended Market Index Fund offers four classes of shares: Investor Shares, Admiral Shares, Institutional Shares, and VIPER Shares. The Mid-Cap Index Fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund's minimum purchase requirements. Admiral Shares were first issued by the Extended Market Index Fund on November 13, 2000, and by the Mid-Cap Index Fund on November 12, 2001. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $10 million. VIPER Shares were first issued on December 27, 2001, and first offered to the public on January 4, 2002. VIPER Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.
     1. SECURITY VALUATION: Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices are taken from the primary market in which each security trades. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued by methods deemed by the board of trustees to represent fair value.
     2. FEDERAL INCOME TAXES: Each fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.
     3. REPURCHASE AGREEMENTS: The funds, along with other members of The Vanguard Group, transfer uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
     4. FUTURES CONTRACTS: The funds use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. Both funds use S&P MidCap 400 Index futures contracts; the Extended Market Index Fund also uses Russell 2000 Index futures contracts. A fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. A fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.
     Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset
(liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

     5. DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.
     6. OTHER: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
     Each class of shares has equal rights as to assets and earnings, except that each class bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to each fund under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2001, the funds had contributed capital to Vanguard (included in Other Assets) of:

--------------------------------------------------------------------------------
                      CAPITAL CONTRIBUTIONS        PERCENTAGE      PERCENTAGE OF
                                TO VANGUARD           OF FUND         VANGUARD'S
INDEX FUND                            (000)        NET ASSETS     CAPITALIZATION
--------------------------------------------------------------------------------
Extended Market                        $819             0.02%              0.82%
Mid-Cap                                 491             0.02               0.49
--------------------------------------------------------------------------------

The funds' trustees and officers are also directors and officers of Vanguard.

C. The funds' custodian banks have agreed to reduce their fees when the funds maintain cash on deposit in their non-interest-bearing custody accounts. For the year ended December 31, 2001, custodian fee offset arrangements reduced expenses of the Extended Market Index Fund by $41,000.

D. During the year ended December 31, 2001, purchases and sales of investment securities other than temporary cash investments were:

--------------------------------------------------------------------------------
                                                          (000)
                                            ------------------------------------
INDEX FUND                                  PURCHASES               SALES
--------------------------------------------------------------------------------
Extended Market                             $ 930,868          $1,011,944
Mid-Cap                                     1,552,630             552,322
--------------------------------------------------------------------------------

     During the year ended December 31, 2001, the Extended Market Index Fund realized $46,053,000 of net capital gains resulting from in-kind redemptions--in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.
     The funds used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from net investment income and realized capital gains.

Accordingly,   the  funds  have   reclassified   the   following   amounts  from
undistributed net investment income and accumulated net realized gains to paid-in capital:

--------------------------------------------------------------------------------
                                                          (000)
                                            ------------------------------------
                                            UNDISTRIBUTED            ACCUMULATED
                                           NET INVESTMENT           NET REALIZED
INDEX FUND                                         INCOME                  GAINS
--------------------------------------------------------------------------------
Extended Market                                        --                 $1,387
Mid-Cap                                            $1,266                  1,933
--------------------------------------------------------------------------------

     At December 31, 2001, the Extended Market Index Fund had available a capital loss carryforward of $96,297,000 to offset future net capital gains through December 31, 2009. The Mid-Cap Index Fund had capital gains of $19,554,000 available for distribution, including short-term gains of
$3,130,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

     E. At December 31, 2001, net unrealized appreciation (depreciation) of investment securities for financial reporting and federal income tax purposes was:

--------------------------------------------------------------------------------
                                              (000)
                       ---------------------------------------------------------
                                                           NET UNREALIZED
                        APPRECIATED       DEPRECIATED        APPRECIATION
INDEX FUND               SECURITIES        SECURITIES       (DEPRECIATION)
--------------------------------------------------------------------------------
Extended Market          $1,181,733       $(1,956,381)          $(774,648)
Mid-Cap                     335,777          (320,012)             15,765
--------------------------------------------------------------------------------

     At December 31, 2001, the aggregate settlement value of open futures contracts expiring in March 2002 and the related unrealized appreciation were:


--------------------------------------------------------------------------------
                                              (000)
                       ---------------------------------------------------------
                                                  AGGREGATE           UNREALIZED
                                   NUMBER OF     SETTLEMENT         APPRECIATION
INDEX FUND/FUTURES CONTRACTS  LONG CONTRACTS          VALUE       (DEPRECIATION)
--------------------------------------------------------------------------------
Extended Market/
  S&P MidCap 400 Index                    33        $ 8,400                 $111
  Russell 2000 Index                      20          4,893                  206
Mid-Cap/
  S&P MidCap 400 Index                    75         19,091                  227
--------------------------------------------------------------------------------

Unrealized appreciation on open futures contracts is required to be treated as realized gain for tax purposes.

F. The market value of securities on loan to broker/dealers at December 31, 2001, and collateral received with respect to such loans were:

--------------------------------------------------------------------------------
                                                          (000)
                                            ------------------------------------
                                           Market Value                     Cash
                                              of Loaned               Collateral
Index Fund                                   Securities                 Received
--------------------------------------------------------------------------------
Extended Market                                $114,427                 $142,501
Mid-Cap                                          18,642                   19,641
--------------------------------------------------------------------------------


The funds invest cash collateral received in repurchase agreements, and record a liability for the return of the collateral, during the period the securities are on loan.

G. Capital share transactions for each class of shares were:

---------------------------------------------------------------------------------------------------------------
                                                                YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------
                                                                2001                            2000
                                              -----------------------------------------------------------------
                                                 AMOUNT                 SHARES          AMOUNT          SHARES
INDEX FUND                                        (000)                  (000)           (000)            (000)
---------------------------------------------------------------------------------------------------------------
EXTENDED MARKET
Investor Shares
 Issued                                       $ 727,483                 31,370     $ 1,892,534          51,426
 Issued in Lieu of Cash Distributions           131,597                  6,046         564,787          20,785
 Redeemed                                    (1,135,725)               (48,346)     (1,345,905)        (40,247)
                                              -----------------------------------------------------------------
   Net Increase (Decrease)--Investor Shares    (276,645)               (10,930)      1,111,416          31,964
                                              -----------------------------------------------------------------
Admiral Shares
 Issued                                         501,193                 21,176         497,269          16,161
 Issued in Lieu of Cash Distributions            22,281                  1,021          41,516           1,697
 Redeemed                                      (155,632)                (6,918)        (38,811)         (1,286)
                                              -----------------------------------------------------------------
  Net Increase (Decrease)--Admiral Shares       367,842                 15,279         499,974          16,572
                                              -----------------------------------------------------------------
Institutional Shares
 Issued                                         218,134                  9,578         452,661          11,921
 Issued in Lieu of Cash Distributions            29,404                  1,350         116,802           4,366
 Redeemed                                      (335,002)               (14,477)       (139,861)         (3,887)
                                              -----------------------------------------------------------------
  Net Increase (Decrease)--Institutional Shares (87,464)                (3,549)        429,602          12,400
                                              -----------------------------------------------------------------
VIPER Shares
Issued                                            6,094                    100              --              --
Issued in Lieu of Cash Distributions                 --                     --              --              --
Redeemed                                             --                     --              --              --
                                              -----------------------------------------------------------------
  Net Increase (Decrease)--VIPER Shares           6,094                    100              --              --
                                              -----------------------------------------------------------------
MID-CAP
Investor Shares
 Issued                                      $1,136,312                 98,181      $1,089,223          86,090
 Issued in Lieu of Cash Distributions            45,956                  4,156         111,331           9,743
 Redeemed                                      (688,892)               (61,095)       (213,574)        (17,151)
                                              -----------------------------------------------------------------
  Net Increase (Decrease)--Investor Shares      493,376                 41,242         986,980          78,682
                                              -----------------------------------------------------------------
Admiral Shares
 Issued                                         216,530                  4,190              --              --
 Issued in Lieu of Cash Distributions             1,572                     29              --              --
 Redeemed                                        (2,605)                   (50)             --              --
                                              -----------------------------------------------------------------
  Net Increase (Decrease)--Admiral Shares       215,497                  4,169              --              --
                                              -----------------------------------------------------------------
Institutional Shares
 Issued                                         448,946                 39,033         178,087          14,738
 Issued in Lieu of Cash Distributions             9,834                    871          18,147           1,576
 Redeemed                                      (111,469)               (10,112)        (48,121)         (3,816)
                                              -----------------------------------------------------------------
  Net Increase (Decrease)--Institutional Shares 347,311                 29,792         148,113          12,498
---------------------------------------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Trustees of Vanguard U.S. Stock Index Funds

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Extended Market Fund and Vanguard Mid-Cap Index Fund (separate funds of Vanguard U.S. Stock Index Funds, hereafter referred to as the "Funds") at December 31, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

January 31, 2002


--------------------------------------------------------------------------------
SPECIAL 2001 TAX INFORMATION
 (unaudited) for Vanguard U.S. Stock Index Funds (Mid-Capitalization Portfolios) This information for the fiscal year ended December 31, 2001, is included pursuant to provisions of the Internal Revenue Code.
     The funds distributed capital gain dividends (from net long-term capital gains) to shareholders during the fiscal year, all of which are designated as 20% rate gain distributions, as follows:

--------------------------------------------------------------------------------
Index Fund                              Capital Gain Dividends
--------------------------------------------------------------------------------
Extended Market                                   $142,536,000
Mid-Cap                                             39,159,000
--------------------------------------------------------------------------------

     For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

--------------------------------------------------------------------------------
Index Fund                                          Percentage
--------------------------------------------------------------------------------
Extended Market                                          71.5%
Mid-Cap                                                  92.3
--------------------------------------------------------------------------------

ADVANTAGES OF VANGUARD.COM(TM)                          [COMPUTER]


Why wait for the mail? You can get fund reports like this one sooner--and reduce the amount of mail you receive from us. Simply choose to view your fund reports online.
Consider the benefits of using Vanguard.com.  On our website, you can:
*    Choose to receive all fund reports, as well as prospectuses, online.
* Request a courtesy e-mail to notify you when a new fund report or prospectus is available.
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printing and postage costs--and that helps to reduce the expense ratios of your funds. You will continue to receive confirmations of purchases, redemptions, and other account activity by mail.

HOW TO NOTIFY US ABOUT YOUR MAILING PREFERENCES
You can easily tell us to stop mailing your fund reports and prospectuses. Just log on to Vanguard.com (or follow the easy steps to register for secure, online access to your accounts) and update your Web profile. Registered users can also view their account values; download records of recent transactions; research and track the performance of individual securities and funds; buy, exchange, and sell fund shares; and much more.
     If you invest directly with us, you can also elect to receive all of your account statements online or to continue the mailing of only your year-end statements, which detail every transaction you make during the year. However, if you invest with us through an employer-sponsored retirement plan or a financial intermediary, some of these options may not be available to you.
     All Vanguard shareholders can choose to receive our electronic newsletters:
Economic Week in Review, a recap of each week's key economic reports and market activity; and What's New at Vanguard, a monthly update on our mutual funds, services, and online resources.

YOUR ONLINE INFORMATION IS SECURE
Vanguard.com uses some of the most secure forms of online communication available, including data encryption and Secure Sockets Layer (SSL) protocol. These technologies provide a high level of security and privacy when you access your account information, initiate online transactions, or send us messages.

THE VANGUARD(R)
  Family of Funds

STOCK FUNDS
500 Index Fund
Calvert Social Index(TM) Fund
Capital Opportunity Fund
Convertible Securities Fund
Developed Markets Index Fund
Emerging Markets Stock Index Fund
Energy Fund
Equity Income Fund
European Stock Index Fund
Explorer(TM) Fund
Extended Market Index Fund
Global Equity Fund
Gold and Precious Metals Fund
Growth and Income Fund
Growth Equity Fund
Growth Index Fund
Health Care Fund
Institutional Developed Markets Index Fund
Institutional Index Fund
International Growth Fund
International Value Fund
Mid-Cap Index Fund
Morgan(TM) Growth Fund
Pacific Stock Index Fund
PRIMECAP Fund
REIT Index Fund
Selected Value Fund
Small-Cap Growth Index Fund
Small-Cap Index Fund
Small-Cap Value Index Fund
Strategic Equity Fund
Tax-Managed Capital Appreciation Fund
Tax-Managed Growth and Income Fund
Tax-Managed International Fund
Tax-Managed Small-Cap Fund
Total International Stock Index Fund
Total Stock Market Index Fund
U.S. Growth Fund
U.S. Value Fund
Utilities Income Fund
Value Index Fund
Windsor(TM) Fund
Windsor(TM) II Fund

BALANCED FUNDS
Asset Allocation Fund
Balanced Index Fund
Global Asset Allocation Fund
LifeStrategy(R) Conservative Growth Fund
LifeStrategy(R) Growth Fund
LifeStrategy(R) Income Fund
LifeStrategy(R) Moderate Growth Fund
STAR(TM) Fund
Tax-Managed Balanced Fund
Wellesley(R) Income Fund
Wellington(TM) Fund

BOND FUNDS
Admiral(TM) Intermediate-Term Treasury Fund
Admiral(TM) Long-Term Treasury Fund
Admiral(TM) Short-Term Treasury Fund
GNMA Fund
High-Yield Corporate Fund
High-Yield Tax-Exempt Fund
Inflation-Protected Securities Fund
Insured Long-Term Tax-Exempt Fund
Intermediate-Term Bond Index Fund
Intermediate-Term Corporate Fund
Intermediate-Term Tax-Exempt Fund
Intermediate-Term Treasury Fund
Limited-Term Tax-Exempt Fund
Long-Term Bond Index Fund
Long-Term Corporate Fund
Long-Term Tax-Exempt Fund
Long-Term Treasury Fund
Preferred Stock Fund
Short-Term Bond Index Fund
Short-Term Corporate Fund
Short-Term Federal Fund
Short-Term Tax-Exempt Fund
Short-Term Treasury Fund
StateTax-Exempt Bond Funds (California,  Florida, Massachusetts, New Jersey, New
     York, Ohio, Pennsylvania)
Total Bond Market Index Fund

MONEY MARKET FUNDS
Admiral(TM) Treasury Money Market Fund
Federal Money Market Fund
Prime Money Market Fund
StateTax-Exempt  Money Market Funds  (California,  New Jersey,  New York,  Ohio,
     Pennsylvania)
Tax-Exempt Money Market Fund
Treasury Money Market Fund

VARIABLE ANNUITY PLAN
Balanced Portfolio
Diversified Value Portfolio
Equity Income Portfolio
Equity Index Portfolio
Growth Portfolio
High-Grade Bond Portfolio
High Yield Bond Portfolio
International Portfolio
Mid-Cap Index Portfolio
Money Market Portfolio
REIT Index Portfolio
Short-Term Corporate Portfolio
Small Company Growth Portfolio

For information about Vanguard funds and our variable annuity plan, including charges and expenses, obtain a prospectus from The Vanguard Group, P.O. Box 2600, Valley Forge, PA 19482-2600. Read it carefully before you invest or send money.

THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.
     A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.
     Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the



-----------------------------------------------------------------------------------------------------------------------------------
NAME                    POSITION(S) HELD WITH FUND
(DATE OF BIRTH)         (NUMBER OF VANGUARD FUNDS
TRUSTEE/OFFICER SINCE   OVERSEEN BY TRUSTEE)            PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
                       Chairman of the Board,           Chairman of the Board, Chief Executive Officer, and
JOHN J. BRENNAN*       Chief Executive Officer,         Director/Trustee of The Vanguard Group, Inc., and of each of the investment
(July 29, 1954)        and Trustee                      companies served by The Vanguard Group.
May 1987               (106)
-----------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES
CHARLES D. ELLIS       Trustee                          The Partners of '63 (pro bono ventures in education); Senior Adviser
(October 23, 1937)     (106)                            to Greenwich Associates (international business-strategy consulting);
January 2001                                            Successor Trustee of Yale University; Overseer of the Stern School of
                                                        Business at New York University; Trustee of the Whitehead Institute
                                                        for Biomedical Research.
-----------------------------------------------------------------------------------------------------------------------------------
RAJIV L. GUPTA         Trustee                          Chairman and Chief Executive Officer (since October 1999), Vice
(December 23, 1945)    (84)                             Chairman (January-September 1999), and Vice President (prior to
December 2001                                           December 2001 September 1999) of Rohm and Haas Co. (chemicals); Director of Technitrol, Inc. (electronic components), and Agere Systems
                                                        (communications components); Board Member of the American Chemistry
                                                        Council; and Trustee of Drexel University.
-----------------------------------------------------------------------------------------------------------------------------------
JOANN HEFFERNAN HEISEN Trustee                          Vice President, Chief Information Officer, and Member of the Executive
(January 25, 1950)     (106)                            Committee of Johnson & Johnson (pharmaceuticals/consumer products);
July 1998                                               Director of the Medical Center at Princeton and Women's Research
                                                        and Education Institute.
-----------------------------------------------------------------------------------------------------------------------------------
BRUCE K. MACLAURY      Trustee                          President Emeritus of The Brookings Institution (an independent,
(May 7, 1931)          (86)                             nonpartisan research organization); Director of the American Express
January 1990                                            Bank, Ltd., The St. Paul Companies, Inc. (insurance and financial services), and the National Steel Corp.
-----------------------------------------------------------------------------------------------------------------------------------
BURTON G. MALKIEL      Trustee                          Chemical Bank Chairman's Professor of Economics, Princeton
(August 28, 1932)      (104)                            University; Director of Prudential Insurance Co. of America, BKF Capital
May 1977                                                (investment management), The Jeffrey Co. (a holding company), and NeuVis,
                                                        Inc. (a software company).
-----------------------------------------------------------------------------------------------------------------------------------
ALFRED M. RANKIN, JR.  Trustee                          Chairman, President, Chief Executive Officer, and Director of NACCO
(October 8, 1941)      (106)                            Industries, Inc. (forklift trucks/housewares/lignite); Director of Goodrich
                                                        January 1993 Corporation
                                                        (industrial
                                                        products/aircraft
                                                        systems and services);
                                                        Director of the Standard
                                                        Products Company (a
                                                        supplier for the
                                                        automotive industry)
                                                        until 1998.
-----------------------------------------------------------------------------------------------------------------------------------
JAMES O. WELCH, JR.    Trustee                          Retired Chairman of Nabisco Brands, Inc.; retired Vice Chairman
(May 13, 1931)         (106)                            and Director of RJR Nabisco; Director of TECO Energy, Inc.
September 1971
-----------------------------------------------------------------------------------------------------------------------------------
J. LAWRENCE WILSON     Trustee                          Retired Chairman and Chief Executive Officer of Rohm and Haas Co.
(March 2, 1936)        (106)                            (chemicals); Director of Cummins Inc. (diesel engines), The Mead
                                                        April 1985 Corp. (paper products), and AmerisourceBergen Corp.
                                                        (pharmaceutical distribution); Trustee of Vanderbilt University.

activities of the funds. Among board members' responsibilities are selecting investment advisers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

     Each trustee serves a fund until its termination; or until the trustee's retirement, resignation, or death; or otherwise as specified in the fund's organizational documents. Any trustee may be removed at a shareholders' meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.


-----------------------------------------------------------------------------------------------------------------------------------
NAME                    POSITION(S) HELD WITH FUND
(DATE OF BIRTH)         (NUMBER OF VANGUARD FUNDS
TRUSTEE/OFFICER SINCE   OVERSEEN BY TRUSTEE)            PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
R. GREGORY BARTON      Secretary                        Managing Director and General Counsel of The Vanguard Group, Inc.
(April 25, 1951)       (106)                            (since September 1997); Secretary of The Vanguard Group, and of each
June 2001                                               of the investment companies served by The Vanguard Group; Principal of The Vanguard Group (prior to September 1997).
-----------------------------------------------------------------------------------------------------------------------------------
THOMAS J. HIGGINS      Treasurer                        Principal of The Vanguard Group, Inc.; Treasurer of each of the investment
(May 21, 1957)         (106)                            companies served by The Vanguard Group.
July 1998
-----------------------------------------------------------------------------------------------------------------------------------
*Officers  of the funds are  "interested  persons" as defined in the  Investment
Company Act of 1940.

More  information   about  the  trustees  is  in  the  Statement  of  Additional
Information, available from The Vanguard Group.

VANGUARD SENIOR MANAGEMENT TEAM
MORTIMOR J. BUCKLEY, Information Technology.
JAMES H. GATELY, Director Investor Services.
KATHLEEN C. GUBANICH, Human Resources.
IAN A. MACKINNON, Fixed Income Group.
F. WILLIAM MCNABB, III, Instititional Investor Group.
MICHAEL S. MILLER, Planning and Developement.
RALPH K. PACKARD, Chief Finanaicl Officer.
GEORGE U. SAUTER, Quantitative Equity Group.
--------------------------------------------------------------------------------

JOHN C. BOGLE, Founder; Chairman and Chief Executive Officer, 1974-1996.
--------------------------------------------------------------------------------

Vanguard, The Vanguard Group, Admiral, VIPER, VIPERs, Vanguard.com Explorer, Morgan, LifeStrategy, STAR, Wellesley, Wellington, Windsor, and the shop logo are trademarks of The Vanguard Group, Inc.

Standard & Poor's(R), S&P 500(R), and S&P MidCap 400 are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by The Vanguard Group, Inc. Vanguard mutual funds are not sponsored, endorsed, sold, or promoted by Standard & poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the funds.

Calvert Social Index is a trademark of Calvert Group, Ltd., and has been licensed for use by The Vanguard Group, Inc. Vanguard Calvert Social Index Fund is not sponsored, endorsed, sold, or promoted by Calvert Group, Ltd., and Calvert Group, Ltd. makes no representation regarding the advisability of investing in the fund.

All other marks are the property of their respective owners.

[SHIP] [THE VANGUARD GROUP LOGO] Post Office Box 2600 Valley Forge, PA
19482-2600


ABOUT OUR COVER

Our cover photograph was taken by Michael Kahn in September 2000 aboard HMS Rose in New York's Long Island Sound. Mr. Kahn is a renowned photographer--and accomplished sailor--whose work often focuses on seascapes and nautical images. The photograph is copyrighted by Mr. Kahn.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

FOR MORE INFORMATION

This report is intended for the fund's shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.
     To receive a free copy of the prospectus or the Statement of Additional Information, or to request additional information about the fund or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through Vanguard.com(TM). Prospectuses may also be viewed online.

FUND INFORMATION
1-800-662-7447

TEXT TELEPHONE
1-800-952-3335

DIRECT INVESTOR
ACCOUNT SERVICES
1-800-662-2739

INSTITUTIONAL INVESTOR
SERVICES
1-800-523-1036

WORLD WIDE WEB
www.vanguard.com

(C)2002 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

Q980 022002

VANGUARD(R) U.S. STOCK INDEX FUNDS

LARGE-CAPITALIZATION PORTFOLIOS

ANNUAL REPORT * DECEMBER 31, 2001

STOCK

VANGUARD GROWTH INDEX FUND
VANGUARD VALUE INDEX FUND
VANGUARD TOTAL STOCK MARKET INDEX FUND

PERSPECTIVE

Maintaining a long-term investment perspective isn't easy. Perhaps that's why it has proven to be so rewarding.

     With  news,   information,   and  opinion  constantly  bombarding  us,  the
temptation to buy or sell--to do something--is powerful. Yet such activity is often counterproductive. Emotions can lead us to big mistakes, like jumping into a hot investment we know little about or selling a sound long-term holding when it sags for a while.

     The actions we recommend are quite simple.

     First, take the time to decide on a mix of stocks, bonds, and cash investments that makes sense for you. Take into account your investment time horizon, your goals, and your ability and willingness to ride out market fluctuations. Write this mix down--it's your investment plan.

     Second, use low-cost, widely diversified mutual funds to carry out your asset allocation.

     Third, stick with your plan, unless there's a major change in your time horizon, goals, or financial situation. Don't "play the market"--and if you feel you must, don't risk more than a tiny percentage of your assets.

     Finally, if market news, the opinions of "experts," or the hope of a big score tempts you to act, consult your plan. It may help you keep a long-term perspective.
--------------------------------------------------------------------------------
CONTENTS

Letter from the Chairman                                    1
Fund Profiles                                               7
Glossary of Investment Terms                               10
Performance Summaries                                      11
Your Fund's After-Tax Returns                              15
Financial Statements                                       16
Advantages of Vanguard.com                                 39
--------------------------------------------------------------------------------
Summary

* Each of the large-capitalization Vanguard U.S. Stock Index Funds posted a disappointing absolute return but succeeded in hewing closely to its target index.

* A stock market rally late in the year reversed some of the decline that followed the September 11 tragedies, but 2001 still saw the market's second straight 12-month drop.

* Since their inceptions, all three of the large-cap index funds have outperformed their average rivals.

LETTER FROM THE CHAIRMAN

FELLOW SHAREHOLDER,

During  2001,   large-capitalization   stocks  continued  to  retreat  from  the
unprecedented heights reached in the late 1990s. All of the large-cap Vanguard(R) U.S. Stock Index Funds posted disappointing returns, as did the unmanaged indexes they track.

     VANGUARD(R) GROWTH INDEX FUND, which invests in the most highly valued large-cap stocks, earned -12.9%. VANGUARD(R) VALUE INDEX FUND, which holds large-cap stocks that sell at lower prices relative to earnings and assets, returned -11.9%. VANGUARD(R) TOTAL STOCK MARKET INDEX FUND, which, like the all-market index it tracks, holds all types of U.S. stocks but is dominated by large-cap issues, returned -11.0%.

     The index funds' disappointing absolute returns were mixed relative to competing mutual funds. The Growth Index Fund outpaced its average actively managed competitor, the Value Index Fund lagged, and the Total Stock Market Index Fund finished the year just a hair behind its peer group.

     The table at left displays the total returns (capital change plus reinvested dividends) for the different share classes of the three index funds, as well as the returns of their target indexes and their mutual fund peers.

------------------------------------------------------------------------------
2001 TOTAL RETURNS                                           FISCAL YEAR ENDED
                                                                   DECEMBER 31
------------------------------------------------------------------------------
VANGUARD GROWTH INDEX FUND
Investor Shares                              -12.9%
Admiral Shares                               -12.9
Institutional Shares                         -12.8
Average Large-Cap Growth Fund*               -23.0
S&P 500/Barra Growth Index                   -12.7
------------------------------------------------------------------------------
VANGUARD VALUE INDEX FUND
Investor Shares                              -11.9%
Admiral Shares                               -11.8
Institutional Shares                         -11.8
Average Large-Cap Value Fund*                 -6.7
S&P 500/Barra Value Index                    -11.7
------------------------------------------------------------------------------
VANGUARD TOTAL STOCK MARKET INDEX FUND
Investor Shares                              -11.0%
Admiral Shares                               -10.9
Institutional Shares                         -10.9
Average Multi-Cap Core Fund*                 -10.9
Wilshire 5000 Index                          -11.0

VANGUARD TOTAL STOCK MARKET
INDEX FUND VIPER SHARES (SINCE MAY 24, 2001, INCEPTION)
------------------------------------------------------------------------------
VIPER Market Price                           -10.2%
VIPER Net Asset Value                         -9.8
Wilshire 5000 Index                           -9.8
------------------------------------------------------------------------------
*Derived from data provided by Lipper Inc.


     Admiral(TM) Shares, which were introduced in November 2000, are a lower-cost share class available to long-standing shareholders and individuals with substantial investments in the funds--those clients who generate economies of scale for all shareholders. Institutional Shares, which carry the lowest costs, are available for minimum investments of $10 million.

     Finally, the table shows the results for our Total Stock Market Index VIPER(TM) Shares. VIPER Shares, introduced in May 2001, combine the diversification of our index fund with the tradability of an individual stock. These shares are listed on the American Stock Exchange and can be bought or sold through a brokerage firm. The table on page 1 shows both the market-price return (the estimated return earned by investors who held these shares from May 24, 2001, to December 31, 2001) and the return based on changes in the net asset value of our Total Stock Market Index VIPER Shares.

--------------------------------------------------------------------------------
MARKET BAROMETER                                   AVERAGE ANNUAL TOTAL RETURNS
                                                PERIODS ENDED DECEMBER 31, 2001
                                               ---------------------------------
                                                  ONE        THREE         FIVE
                                                 YEAR        YEARS        YEARS
--------------------------------------------------------------------------------
STOCKS
S&P 500 Index (Large-caps)                      -11.9%        -1.0%        10.7%
Russell 2000 Index (Small-caps)                   2.5          6.4          7.5
Wilshire 5000 Index (Entire market)             -11.0         -0.7          9.7
MSCI EAFE Index (International)                 -22.0         -5.3          0.7
--------------------------------------------------------------------------------
BONDS
Lehman Aggregate Bond Index (Entire market)       8.4%         6.3%         7.4%
Lehman 10 Year Municipal Bond Index               4.6          4.6          5.9
Salomon Smith Barney 3-Month
 U.S. Treasury Bill Index                         4.1          4.9          5.0
================================================================================
CPI
Consumer Price Index                              1.6%         2.5%         2.2%
--------------------------------------------------------------------------------

     The table at the top of page 6 details how often the closing price of Total Stock Market Index VIPER Shares was higher or lower than the net asset value of the shares. On nearly 90% of trading days since the fund's inception, the closing price varied by less than 25 basis points (one-quarter of 1%) from the NAV.

     The table at the bottom of page 6 displays the changes in net asset value and any income and capital gains distributions for the different share classes of the three funds.

     If you own the funds in a taxable account, you may wish to review our report on after-tax returns on page 15.

FINANCIAL MARKETS IN REVIEW

Stock investors were sorely tested in 2001. The longest economic expansion in U.S. history ended in March and a recession began. Corporate profits and stock market valuations were already down sharply before September 11. The terrorist attacks led to a four-day hiatus from stock trading, and stock prices lost more ground when trading resumed. However, a rally took hold in the remainder of the year, reducing the market's losses. For the full 12 months, though, the broad U.S. stock market lost more than 10% of its value, producing its first back-to-back yearly losses since 1973-1974.

     During the first nine months of the year, value-oriented shares outperformed growth stocks--by declining more modestly. But the fourth quarter's upturn brought a reversal: Growth stocks delivered the strongest gains. Small-capitalization stocks bested large ones throughout the year. On balance, stocks, as measured by the Wilshire 5000 Total Market Index, declined -11.0%.

A Record Number of Interest Rate Cuts (12 months ended December 31, 2001)

In 2001, the Federal Reserve Board lowered its target for short-term interest rates a record 11 times. By repeatedly reducing the federal funds rate--the interest rate that banks charge each other for overnight loans made through the Federal Reserve System-- the Fed hoped to encourage banks to make loans more widely available, spurring investment and economic growth.







--------------------------------------------------------------------------------
Source: Federal Reserve Board.

     The dismal environment for stocks proved to be a tonic for bonds. In an aggressive attempt to jump-start the flagging U.S. economy, the Federal Reserve Board slashed interest rates 11 times. As shown in the chart above, the Fed pushed its target for short-term interest rates from 6.50% to 1.75%--the lowest level in four decades. Lower interest rates translated into meaningful price gains for most high-quality bonds. For the year, the Lehman Brothers Aggregate Bond Index, a measure of the entire market for investment-grade U.S. bonds, returned 8.4%.

     Of course, lower rates can be tough on investors who depend on fixed income securities for current income. By the end of the year, the yield of the 3-month U.S. Treasury bill had plunged to 1.72%, down from 5.90% at the beginning of the year and roughly even with the rate of inflation. As a result, most short-term investment vehicles were providing minuscule "real," or inflation-adjusted, returns. The yields of the 10-year Treasury note and the 30-year Treasury bond finished 2001 little changed, at 5.05% and 5.47%, respectively.

2001 PERFORMANCE OVERVIEW

A few broad themes explain the varied performances of the three large-cap index funds. First, small- and mid-sized stocks outperformed large-cap stocks, allowing the Total Stock Market Index Fund to post the best return. Although this fund, like the stock market itself, is made up primarily of large-cap stocks, about 25% to 30% of its assets represent the market's mid-cap and smaller fare.

-------------------------------------------------------------------------
2001 TOTAL RETURNS                                 YEAR ENDED DECEMBER 31
                                -----------------------------------------
                                                  AVERAGE
                                 VANGUARD      COMPARABLE
U.S. STOCK INDEX FUND                FUND            FUND      DIFFERENCE
-------------------------------------------------------------------------
Growth                              -12.9%          -23.0%         +10.1%
Value                               -11.9            -6.7           -5.2
Total Stock Market                  -11.0           -10.9           -0.1
-------------------------------------------------------------------------


     Large-cap value stocks performed marginally better than large-cap growth stocks, causing the Value Index Fund to outpace (by losing 1 percentage point less) the Growth Index Fund.

     The large-cap index funds posted mixed results relative to their mutual fund peers. The Growth Index Fund outperformed its average rival by 10.1 percentage points, as the typical actively managed growth portfolio made a heavier commitment to technology stocks. As capital spending dried up, technology company profits evaporated, and their stock prices plummeted.

     The Value Index Fund trailed the average large-cap value fund by 5.2 percentage points. The fund's index has a slight bias toward larger and more highly valued stocks (measured by such yardsticks as price/earnings and price/book ratios) than those held by the average large-cap value manager. As a result, the fund has generally outperformed rivals when the market has had a growth orientation, but lagged when hard-core value stocks have ruled the day.

     The Total Stock Market Index Fund trailed the average multi-cap core fund by 0.1 percentage point. However, it's important to note that the fund outperformed a majority of the funds in the group. (The average return reflected the relatively strong performance of a small number of funds.)

     An index fund's objective is to track the performance of its target index. On that score, Vanguard's Quantitative Equity Group fulfilled its mission with its customary excellence, even in a difficult stock market. The returns of each of the large-cap index funds either matched or were within 0.2 percentage point of their benchmarks, which incur neither the operating nor the transaction costs that affect a mutual fund with daily cash flows. We take great pride in our management team's ability to minimize the impact of costs on your returns.


LONG-TERM PERFORMANCE OVERVIEW

This past year marked the 25th anniversary of indexing at Vanguard. In August 1976, we introduced the first index mutual fund, which tracked the Standard & Poor's 500 Index. Vanguard 500 Index Fund is now the world's largest mutual fund, and has an enviable long-term record.

     Since the creation of that pioneering fund, Vanguard has developed indexed portfolios for the broad stock and bond markets and a range of market sectors and asset classes. The same policies that have made the 500 Index Fund a success in large-cap stocks--low costs and a practice of keeping all assets invested in the stock market--have worked well in both more broadly and more narrowly focused indexing strategies, as demonstrated by the table on page 5.

     Since their inceptions, all three index funds have outperformed their average actively managed rivals. The Growth Index Fund has amassed the largest margin of victory--an average of 1.3 percentage points per year since the fund's 1992 inception, turning an initial investment of $10,000 into $31,141. The same investment in the average large-cap growth fund would have grown to just $27,966.

     It's no surprise that the Growth Index Fund also enjoys a greater cost advantage over its average rival than the other two large-cap index funds. The

--------------------------------------------------------------------------------
TOTAL RETURNS                                                 INCEPTION* THROUGH
                                                               DECEMBER 31, 2001
                                                     ---------------------------
                                                  AVERAGE         FINAL VALUE OF
                                                   ANNUAL              A $10,000
                                                   RETURN     INITIAL INVESTMENT
--------------------------------------------------------------------------------
VANGUARD GROWTH INDEX FUND
 INVESTOR SHARES                                     13.2%               $31,141
Average Large-Cap
 Growth Fund                                         11.9                 27,966
S&P 500/Barra Growth Index                           13.3                 31,448
--------------------------------------------------------------------------------
VANGUARD VALUE INDEX FUND
 INVESTOR SHARES                                     13.5%               $31,828
Average Large-Cap
 Value Fund                                          12.8                 30,030
S&P 500/Barra Value Index                            13.6                 32,174
--------------------------------------------------------------------------------
VANGUARD TOTAL STOCK MARKET
 INDEX FUND INVESTOR SHARES                          12.7%               $31,878
Average Multi-Cap
 Core Fund                                           12.0                 30,050
Wilshire 5000 Index                                  12.9                 32,333
--------------------------------------------------------------------------------
* For Growth and Value Index Funds, inception is November 2, 1992; for the Total Stock Market Index Fund, inception is April 27, 1992.


Growth Index Fund has an expense ratio (operating expenses as a percentage of net assets) of just 0.22%. The average large-cap growth fund charges 1.46%, nearly seven times as much. Both the Value Index Fund and the Total Stock Market Index Fund have a slightly smaller, but still imposing cost advantage: Their expense ratios are about one-sixth those of their rivals.

     In the short run, the importance of costs is easy to overlook. But in the long run, it's hard to ignore. All else being equal, when it comes time to divide the markets' spoils, those funds that take the least in costs reward their shareholders most.

IN CLOSING

During the past year, large-cap stocks were a big disappointment. But for the long-term investor, the market's rough patch is a healthy reminder that stocks can go down as well as up. That's why we advise investors to buy and hold a broadly diversified mix of stock funds, bond funds, and cash investments tailored to their unique risk preferences, time horizons, and financial circumstances.

     Such a mix, held through good times and bad, positions you to benefit from the long-term growth potential of stocks, while providing some protection from the stock market's occasionally sharp declines. Finally, keep an eagle eye on costs, so that you retain more of the returns provided by our investment markets.

     We thank you for entrusting your hard-earned assets to us, and we extend a warm welcome to our new shareholders.


SINCERELY,


JOHN J. BRENNAN
CHAIRMAN AND CHIEF EXECUTIVE OFFICER

JANUARY 11, 2002

--------------------------------------------------------------------------------
TOTAL STOCK MARKET INDEX FUND VIPER SHARES
PREMIUM/DISCOUNT SINCE INCEPTION (THROUGH DECEMBER 31, 2001)

                                        CLOSING PRICE
                                    ABOVE OR EQUAL TO        CLOSING PRICE BELOW
                                      NET ASSET VALUE            NET ASSET VALUE
                               -------------------------   ---------------------
                                NUMBER     PERCENTAGE OF    NUMBER PERCENTAGE OF
BASIS POINT DIFFERENTIAL*      OF DAYS        TOTAL DAYS   OF DAYS    TOTAL DAYS
--------------------------------------------------------------------------------
0-24.9                            83               55.70%    50           33.56%
25-49.9                            7               4.70       7            4.70
50-74.9                            1               0.67       0            0.00
75-100.0                           0               0.00       0            0.00
>100.0                             0               0.00       1            0.67
--------------------------------------------------------------------------------
Total                             91               61.07%    58           38.93%
--------------------------------------------------------------------------------
*1% = 100 basis points.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
YOUR FUND'S PERFORMANCE AT A GLANCE
                                                                  DISTRIBUTIONS
                                      SHARE PRICE                   PER SHARE
                        --------------------------------       -----------------
                             STARTING:           ENDING:       INCOME    CAPITAL
                         DEC. 31, 2000     DEC. 31, 2001    DIVIDENDS      GAINS
--------------------------------------------------------------------------------
VANGUARD GROWTH INDEX FUND
  Investor Shares               $30.57            $26.42    $0.187        $0.000
  Admiral Shares                 30.57             26.42     0.200         0.000
  Institutional Shares           30.57             26.42     0.219         0.000
VANGUARD VALUE INDEX FUND
  Investor Shares               $22.87            $18.90    $0.316        $0.977
  Admiral Shares                 22.87             18.90     0.325         0.977
  Institutional Shares           22.87             18.90     0.340         0.977
VANGUARD TOTAL STOCK MARKET
 INDEX FUND
  Investor Shares               $29.26            $25.74    $0.297        $0.000
  Admiral Shares                 29.26             25.75     0.309         0.000
  Institutional Shares           29.27             25.75     0.328         0.000
  VIPER Shares                  118.46*           105.80    0.988*         0.000
--------------------------------------------------------------------------------
*Since inception on May 24, 2001.

FUND PROFILE AS OF DECEMBER 31, 2001
 FOR GROWTH INDEX FUND

This Profile provides a snapshot of the fund's characteristics, compared where appropriate to both its unmanaged target index and a broad market index. Key terms are defined on page 10.

------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                             TARGET       WILSHIRE
                                  FUND       INDEX*           5000
------------------------------------------------------------------
Number of Stocks                   146          146          6,054
Median Market Cap               $98.7B       $98.7B         $33.4B
Price/Earnings Ratio             38.1x        38.1x          30.7x
Price/Book Ratio                  8.0x         8.0x           3.3x
Yield                             1.2%         1.3%
 Investor Shares                  0.8%           --             --
 Admiral Shares                   0.8%           --             --
 Institutional Shares             0.9%           --             --
Return on Equity                 29.4%        29.4%          22.6%
Earnings Growth Rate             19.1%        19.1%          14.5%
Foreign Holdings                  0.6%         0.0%           0.0%
Turnover Rate                      31%           --             --
Expense Ratio
 Investor Shares                 0.22%           --             --
 Admiral Shares                  0.17%           --             --
 Institutional Shares            0.10%           --             --
Cash Investments                  0.0%           --             --
------------------------------------------------------------------


---------------------------------------------------
TEN LARGEST HOLDINGS
  (% OF TOTAL NET ASSETS)

General Electric Co.                           7.7%
 (conglomerate)
Microsoft Corp.                                6.9
 (software)
Wal-Mart Stores, Inc.                          4.9
 (retail)
Pfizer, Inc.                                   4.8
 (pharmaceuticals)
Intel Corp.                                    4.1
 (computer hardware)
International Business Machines Corp.          4.0
 (computer technology)
Johnson & Johnson                              3.5
 (pharmaceuticals)
Merck & Co., Inc.                              2.6
 (pharmaceuticals)
Cisco Systems, Inc.                            2.6
 (computer networks)
Home Depot, Inc.                               2.3
 (retail)
---------------------------------------------------
Top Ten                                       43.4%
---------------------------------------------------

------------------------------------------------------------------------
VOLATILITY MEASURES

                                      TARGET                    WILSHIRE
                          FUND        INDEX*        FUND            5000
------------------------------------------------------------------------
R-Squared                 1.00          1.00        0.87            1.00
Beta                      1.00          1.00        1.10            1.00
------------------------------------------------------------------------

----------------------------
INVESTMENT FOCUS

MARKET CAP             LARGE
STYLE                 GROWTH
----------------------------

------------------------------------------------------------------
SECTOR DIVERSIFICATION
 (% OF COMMON STOCKS)
                                             TARGET       WILSHIRE
                                 FUND        INDEX*           5000
------------------------------------------------------------------
Auto & Transportation             0.3%         0.3%           2.0%
Consumer Discretionary           14.1         14.1           14.8
Consumer Staples                 13.3         13.3            6.4
Financial Services                7.4          7.4           20.3
Health Care                      26.7         26.8           14.2
Integrated Oils                   0.0          0.0            3.5
Other Energy                      0.0          0.0            2.1
Materials & Processing            0.3          1.2            3.4
Technology                       27.3         27.3           16.6
Utilities                         0.7          0.7            8.1
Other                             8.6          8.6            5.3
------------------------------------------------------------------

                                                               VISIT OUR WEBSITE
                                                                WWW.VANGUARD.COM
                                                           FOR REGULARLY UPDATED
                                                               FUND INFORMATION.

*S&P 500/Barra Growth Index.

FUND PROFILE                                             AS OF DECEMBER 31, 2001
 FOR VALUE INDEX FUND

This Profile provides a snapshot of the fund's characteristics, compared where appropriate to both its unmanaged target index and a broad market index. Key terms are defined on page 10.

--------------------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                             TARGET       WILSHIRE
                                  FUND       INDEX*           5000
--------------------------------------------------------------------------------
Number of Stocks                   356          354          6,054
Median Market Cap               $31.0B       $31.0B         $33.4B
Price/Earnings Ratio             23.3x        23.3x          30.7x
Price/Book Ratio                  2.4x         2.4x           3.3x
Yield                                          2.0%           1.3%
 Investor Shares                  1.5%           --             --
 Admiral Shares                   1.6%           --             --
 Institutional Shares             1.6%           --             --
Return on Equity                 18.7%        18.7%          22.6%
Earnings Growth Rate              9.0%         9.0%          14.5%
Foreign Holdings                  2.0%         0.0%          0.0%
Turnover Rate                      38%           --             --
Expense Ratio
 Investor Shares                 0.22%           --             --
 Admiral Shares                  0.17%           --             --
 Institutional Shares            0.10%           --             --
Cash Investments                  0.1%           --             --
--------------------------------------------------------------------------------

------------------------------------------
TEN LARGEST HOLDINGS
 (% OF TOTAL NET ASSETS)

Exxon Mobil Corp.                     5.1%
(oil)
Citigroup, Inc.                       4.9
 (financial services)
American International Group, Inc.    3.9
 (insurance)
AOL Time Warner Inc.                  2.7
 (media)
SBC Communications Inc.               2.5
 (telecommunications)
Verizon Communications                2.4
 (telecommunications)
Tyco International Ltd.               2.2
 (diversified services)
Royal Dutch Petroleum Co. ADR         2.0
  (energy)
Bank of America Corp.                 1.9
 (banking)
ChevronTexaco Corp.                   1.8
 (oil)
------------------------------------------
Top Ten                              29.4%
------------------------------------------


-------------------------------------------------------------------
VOLATILITY MEASURES
                                     TARGET                WILSHIRE
                          FUND       INDEX*        FUND        5000
-------------------------------------------------------------------
R-Squared                 1.00         1.00        0.60        1.00
Beta                      1.00         1.00        0.71        1.00
-------------------------------------------------------------------


-----------------------------
INVESTMENT FOCUS

MARKET CAP              LARGE
STYLE                   VALUE
-----------------------------


----------------------------------------------------------------
SECTOR DIVERSIFICATION
  (% OF COMMON STOCKS)
                                           TARGET       WILSHIRE
                                 FUND      INDEX*           5000
----------------------------------------------------------------
Auto & Transportation            3.2%        3.3%           2.0%
Consumer Discretionary           12.2        12.1           14.8
Consumer Staples                  1.6         1.6            6.4
Financial Services               30.6        30.7           20.3
Health Care                       1.9         1.9           14.2
Integrated Oils                  10.4        10.4            3.5
Other Energy                      3.1         3.1            2.1
Materials & Processing            5.4         5.4            3.3
Producer Durables                 4.7         4.7            3.4
Technology                        6.9         6.9           16.6
Utilities                        16.1        16.1            8.1
Other                             3.9         3.8            5.3
----------------------------------------------------------------

*S&P 500/Barra Value Index.

FUND PROFILE AS OF DECEMBER 31, 2001
  FOR TOTAL STOCK MARKET INDEX FUND

This Profile provides a snapshot of the fund's characteristics, compared where appropriate to its unmanaged target index. Key terms are defined on page 10.

------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                                    WILSHIRE
                                   FUND                 5000
------------------------------------------------------------
Number of Stocks                  3,424                6,054
Median Market Cap                $33.4B               $33.4B
Price/Earnings Ratio              30.7x                30.7x
Price/Book Ratio                   3.3x                 3.3x
Yield                                                   1.3%
  Investor Shares                  1.1%                   --
  Admiral Shares                   1.2%                   --
  Institutional Shares             1.2%                   --
  VIPER Shares                     1.2%                   --
Return on Equity                  22.6%                22.6%
Earnings Growth Rate              14.5%                14.5%
Foreign Holdings                   0.0%                 0.0%
Turnover Rate                        7%                   --
Expense Ratio
  Investor Shares                 0.20%                   --
  Admiral Shares                  0.15%                   --
  Institutional Shares            0.08%                   --
  VIPER Shares                   0.15%*                   --
Cash Investments                   0.1%                   --
------------------------------------------------------------

---------------------------------------------------
TEN LARGEST HOLDINGS
  (% OF TOTAL NET ASSETS)

General Electric Co.                           3.1%
  (conglomerate)
Microsoft Corp.                                2.8
  (software)
Exxon Mobil Corp.                              2.1
  (oil)
Citigroup, Inc.                                2.0
  (financial services)
Wal-Mart Stores, Inc.                          2.0
  (retail)
Pfizer, Inc.                                   1.9
  (pharmaceuticals)
Intel Corp.                                    1.6
  (computer hardware)
International Business Machines Corp.          1.6
  (computer technology)
American International Group, Inc.             1.6
  (insurance)
Johnson & Johnson                              1.4
  (pharmaceuticals)
---------------------------------------------------
Top Ten                                       20.1%
---------------------------------------------------


---------------------------------------
VOLATILITY MEASURES

                               WILSHIRE
                     FUND          5000
---------------------------------------
R-Squared             1.00         1.00
Beta                  0.99         1.00
---------------------------------------

---------------------------------
INVESTMENT FOCUS

MARKET CAP                  LARGE
STYLE                       BLEND
---------------------------------

--------------------------------------------------------
SECTOR DIVERSIFICATION
  (% OF COMMON STOCKS)
                                                WILSHIRE
                                   FUND             5000
--------------------------------------------------------
Auto & Transportation               2.0%            2.0%
Consumer Discretionary             14.8            14.8
Consumer Staples                    6.4             6.4
Financial Services                 20.3            20.3
Health Care                        14.2            14.2
Integrated Oils                     3.5             3.5
Other Energy                        2.1             2.1
Materials & Processing              3.3             3.3
Producer Durables                   3.4             3.4
Technology                         16.6            16.6
Utilities                           8.1             8.1
Other                               5.3             5.3
--------------------------------------------------------

                                                               VISIT OUR WEBSITE
                                                                WWW.VANGUARD.COM
                                                           FOR REGULARLY UPDATED
                                                               FUND INFORMATION.

*Annualized.

GLOSSARY OF INVESTMENT TERMS

BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of the fund's target index benchmark and an overall market index. Each index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 would have seen its share price rise or fall by 12% when the index rose or fell by 10%.
--------------------------------------------------------------------------------
CASH INVESTMENTS. The percentage of a fund's net assets invested in "cash equivalents"--highly liquid, short-term, interest-bearing securities. This figure does not include cash invested in futures contracts to simulate stock investment.
--------------------------------------------------------------------------------
EARNINGS GROWTH RATE. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
FOREIGN HOLDINGS. The percentage of a fund's equity assets represented by stocks or American Depositary Receipts of companies based outside the United States.
--------------------------------------------------------------------------------
MEDIAN MARKET CAP. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund's stocks, weighted by the proportion of the fund's assets invested in each stock. Stocks representing half of the fund's assets have market capitalizations above the median, and the rest are below it.
--------------------------------------------------------------------------------
PRICE/BOOK RATIO. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO. The ratio of a stock's current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company's future growth.
--------------------------------------------------------------------------------
R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the market in general, as measured by the fund's target index benchmark and by an overall market index. If a fund's total returns were precisely synchronized with an index's returns, its R-squared would be 1.00. If the fund's returns bore no relationship to the index's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
RETURN ON EQUITY. The annual average rate of return generated by a company during the past five years for each dollar of shareholder's equity (net income divided by shareholder's equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.
--------------------------------------------------------------------------------
TURNOVER RATE. An indication of the fund's trading activity. Funds with high turnover rates incur higher transaction costs and are more likely to distribute capital gains (which are taxable to investors).
--------------------------------------------------------------------------------
YIELD. A snapshot of a fund's income from interest and dividends. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of dividends paid on stocks in the index.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY                                      AS OF DECEMBER 31, 2001
  FOR GROWTH INDEX FUND

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost.


--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE NOVEMBER 2, 1992-DECEMBER 31, 2001

                 GROWTH       AVERAGE      S&P 500/
             INDEX FUND     LARGE-CAP  BARRA GROWTH      WILSHIRE
      INVESTOR SHARES**  GROWTH FUND+    FUND INDEX     5000 INDEX

11/2/1992         10000         10000         10000         10000
   199212         10319         10384         10348         10517
   199303         10257         10502         10297         10965
   199306         10043         10563         10084         11047
   199309         10030         11112         10080         11495
   199312         10466         11347         10521         11704
   199403          9999         10924         10067         11267
   199406          9986         10599         10058         11179
   199409         10701         11237         10776         11787
   199412         10763         11099         10850         11696
   199503         11809         11934         11916         12752
   199506         13029         13295         13148         13943
   199509         14064         14474         14191         15217
   199512         14859         14735         14988         15960
   199603         15496         15530         15637         16856
   199606         16557         16315         16732         17599
   199609         17138         16936         17322         18097
   199612         18387         17761         18580         19345
   199703         19037         17644         19244         19470
   199706         22888         20839         23147         22758
   199709         24222         22791         24506         24979
   199712         25069         22733         25367         25398
   199803         29131         26148         29492         28766
   199806         30825         27605         31219         29326
   199809         28601         24641         28958         25799
   199812         35649         31384         36061         31349
   199903         38111         34055         38543         32532
   199906         39597         35213         40020         35071
   199909         38202         33970         38622         32752
   199912         45902         43339         46247         38734
   200003         47751         47024         48148         40213
   200006         47077         44492         47442         38410
   200009         42959         44274         43273         38473
   200012         35708         36296         36037         34499
   200103         29459         29347         29761         30242
   200106         31729         30828         32057         32502
   200109         27522         24895         27824         27335
   200112         31141         27966         31448         30703
--------------------------------------------------------------------------------
                                         AVERAGE ANNUAL TOTAL RETURNS
                                       PERIODS ENDED DECEMBER 31, 2001
                                    -------------------------------- FINAL VALUE
                                         ONE    FIVE       SINCE    OF A $10,000
                                        YEAR   YEARS   INCEPTION*     INVESTMENT
--------------------------------------------------------------------------------
Growth Index Fund Investor Shares**   -12.93%  11.08%      13.20%        $31,141
Average Large-Cap Growth FundY        -22.95    9.50       11.88          27,966
S&P 500/Barra Growth Index            -12.73   11.10       13.32          31,448
Wilshire 5000 Index                   -10.96    9.69       13.03          30,703
--------------------------------------------------------------------------------

                                                                     FINAL VALUE
                                            ONE         SINCE      OF A $250,000
                                           YEAR    INCEPTION*         INVESTMENT

GROWTH INDEX FUND ADMIRAL SHARES         -12.88%      -17.44%           $201,270
S&P 500/Barra Growth Index               -12.73       -17.21             201,903
--------------------------------------------------------------------------------

                                                                     FINAL VALUE
                                             ONE        SINCE   OF A $10,000,000
                                            YEAR   INCEPTION*         INVESTMENT

Growth Index Fund Institutional Shares   -12.82%        1.53%        $10,568,786
S&P 500/Barra Growth Index               -12.73         1.40          10,517,466
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%) NOVEMBER 2, 1992-DECEMBER 31, 2001

                      GROWTH           S&P 500/
                  INDEX FUND       BARRA GROWTH
          INVESTOR SHARES**          FUND INDEX

1992                     3.2                3.5
1993                     1.5                1.7
1994                     2.9                3.1
1995                    38.1               38.1
1996                    23.7               24.0
1997                    36.3               36.5
1998                    42.2               42.2
1999                    28.8               28.2
2000                   -22.2              -22.1
2001                   -12.9              -12.7
--------------------------------------------------------------------------------
* Inception dates are: for Investor Shares, November 2, 1992; for Admiral Shares, November 13, 2000; for Institutional Shares, May 14, 1998.
** Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
+Derived from data provided by Lipper Inc.
Note: See Financial Highlights tables on pages 27 and 28 for dividend and capital gains information.

PERFORMANCE SUMMARY                                      AS OF DECEMBER 31, 2001
  FOR VALUE INDEX FUND

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost.

--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE NOVEMBER 2, 1992-DECEMBER 31, 2001


            VALUE INDEX       AVERAGE      S&P 500/
          FUND INVESTOR     LARGE-CAP   BARRA VALUE      WILSHIRE
                 SHARES   VALUE FUND+         INDEX    5000 INDEx

11/2/1992         10000         10000         10000         10000
   199212         10370         10333         10381         10517
   199303         11317         10860         11340         10965
   199306         11632         10952         11657         11047
   199309         12224         11356         12260         11495
   199312         12273         11622         12311         11704
   199403         11866         11210         11909         11267
   199406         11981         11218         12019         11179
   199409         12280         11673         12327         11787
   199412         12183         11595         12233         11696
   199503         13357         12565         13412         12752
   199506         14514         13631         14580         13943
   199509         15679         14604         15740         15217
   199512         16683         15421         16759         15960
   199603         17740         16227         17830         16856
   199606         18108         16761         18195         17599
   199609         18571         17252         18676         18097
   199612         20330         18690         20445         19345
   199703         20671         19013         20805         19470
   199706         23662         21860         23816         22758
   199709         25819         23561         25999         24979
   199712         26382         23955         26575         25398
   199803         29420         26728         29646         28766
   199806         29575         26918         29799         29326
   199809         25741         24094         25951         25799
   199812         30245         28554         30475         31349
   199903         31087         29276         31343         32532
   199906         34430         31602         34728         35071
   199909         31248         29076         31524         32752
   199912         34047         31760         34352         38734
   200003         34104         32019         34433         40213
   200006         32643         31308         32953         38410
   200009         35515         32158         35858         38473
   200012         36117         32180         36441         34499
   200103         33742         30770         34063         30242
   200106         35230         32523         35564         32502
   200109         29501         28196         29801         27335
   200112         31828         30030         32174         30703
--------------------------------------------------------------------------------
                                        AVERAGE ANNUAL TOTAL RETURNS
                                     PERIODS ENDED DECEMBER 31, 2001
                                   --------------------------------- FINAL VALUE
                                        ONE      FIVE        SINCE  OF A $10,000
                                       YEAR     YEARS   INCEPTION*    INVESTMENT
--------------------------------------------------------------------------------
Value Index Fund Investor Shares**  -11.88%     9.38%       13.47%       $31,828
Average Large-Cap Value FundY        -6.68      9.95        12.75         30,030
S&P 500/Barra Value Index           -11.71      9.49        13.61         32,174
Wilshire 5000 Index                 -10.96      9.69        13.03         30,703
--------------------------------------------------------------------------------

                                                                     FINAL VALUE
                                       ONE           SINCE         OF A $250,000
                                      YEAR      INCEPTION*            INVESTMENT
--------------------------------------------------------------------------------
Value Index Fund Admiral Shares     -11.83%          -8.07%             $227,309
S&P 500/Barra Value Index           -11.71           -8.01               227,480
--------------------------------------------------------------------------------

                                                                     FINAL VALUE
                                             ONE        SINCE   OF A $10,000,000
                                            YEAR   INCEPTION*         INVESTMENT
--------------------------------------------------------------------------------
Value Index Fund Institutional Shares    -11.77%        1.76%        $10,629,811
S&P 500/Barra Value Index                -11.71         1.75          10,624,637
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%) NOVEMBER 2, 1992-DECEMBER 31, 2001

                 VALUE INDEX           S&P 500/
               FUND INVESTOR        BARRA VALUE
                      SHARES              INDEX
1992                     3.7                3.8
1993                    18.3               18.6
1994                    -0.7               -0.6
1995                    36.9               37.0
1996                    21.9               22.0
1997                    29.8               30.0
1998                    14.6               14.7
1999                    12.6               12.7
2000                     6.1                6.1
2001                   -11.9              -11.7
--------------------------------------------------------------------------------
* Inception dates are: for Investor Shares, November 2, 1992; for Admiral Shares, November 13, 2000; for Institutional Shares, July 2, 1998.
** Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
+Derived from data provided by Lipper Inc.
Note: See Financial Highlights tables on pages 29 and 30 for dividend and capital gains information.

PERFORMANCE SUMMARY                                      AS OF DECEMBER 31, 2001
  FOR TOTAL STOCK MARKET INDEX FUND

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost.

--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE APRIL 27, 1992-DECEMBER 31, 2001

            TOTAL STOCK
           MARKET INDEX       AVERAGE
          FUND INVESTOR     MULTI-CAP      WILSHIRE
               SHARES**    CORE FUND+    5000 INDEX

4/27/1992         10000         10000         10000
   199206         10010          9976         10007
   199209         10309         10259         10314
   199212         11041         11059         11065
   199303         11480         11405         11536
   199306         11563         11487         11623
   199309         11986         11908         12093
   199312         12214         12243         12313
   199403         11761         11880         11854
   199406         11655         11709         11762
   199409         12310         12221         12401
   199412         12193         12048         12306
   199503         13309         12997         13417
   199506         14538         14148         14669
   199509         15837         15187         16010
   199512         16557         15797         16791
   199603         17470         16736         17734
   199606         18212         17425         18516
   199609         18723         17947         19040
   199612         20027         19081         20353
   199703         20158         19142         20484
   199706         23546         22025         23944
   199709         25842         24124         26280
   199712         26235         24041         26721
   199803         29717         27142         30265
   199806         30265         27397         30854
   199809         26613         23622         27143
   199812         32338         28380         32982
   199903         33536         29129         34227
   199906         36179         31720         36898
   199909         33855         29596         34458
   199912         40039         34751         40752
   200003         41576         36559         42308
   200006         39751         35380         40411
   200009         39860         35983         40478
   200012         35805         33723         36296
   200103         31412         29138         31818
   200106         33759         30876         34195
   200109         28383         26440         28759
   200112         31878         30050         32333

--------------------------------------------------------------------------------
                                     AVERAGE ANNUAL TOTAL RETURNS
                                   PERIODS ENDED DECEMBER 31, 2001
                                  ---------------------------------  FINAL VALUE
                                      ONE      FIVE         SINCE   OF A $10,000
                                     YEAR     YEARS    INCEPTION*     INVESTMENT
Total Stock Market Index Fund
  Investor Shares**               -10.97%     9.74%        12.73%        $31,878
Average Multi-Cap Core Fund+      -10.89      9.51         12.04          30,050
Wilshire 5000 Index               -10.96      9.69         12.89          32,333
--------------------------------------------------------------------------------

                                                                     FINAL VALUE
                                            ONE           SINCE    OF A $250,000
                                           YEAR      INCEPTION*       INVESTMENT
--------------------------------------------------------------------------------
Total Stock Market Index Fund
  Admiral Shares                        -10.89%         -11.73%         $217,091
Wilshire 5000 Index                     -10.96          -11.83           216,817
--------------------------------------------------------------------------------

                                                                     FINAL VALUE
                                       ONE           SINCE      OF A $10,000,000
                                      YEAR      INCEPTION*            INVESTMENT
--------------------------------------------------------------------------------
Total Stock Market Index Fund
  Institutional Shares             -10.85%           6.48%           $13,253,666
Wilshire 5000 Index                -10.96            6.31             13,156,136

--------------------------------------------------------------------------------

                                                                     FINAL VALUE
                                     RETURN SINCE                   OF A $10,000
                                       INCEPTION*                     INVESTMENT
--------------------------------------------------------------------------------
Total Stock Market Index Fund
  VIPER Shares Market Price               -10.16%                         $8,984
Total Stock Market Index Fund
  VIPER Shares Net Asset Value              -9.82                          9,018
Wilshire 5000 Index                         -9.84                          9,016
--------------------------------------------------------------------------------
* Inception dates are: for Investor Shares, April 27, 1992; for Admiral Shares, November 13, 2000; for Institutional Shares, July 7, 1997; for VIPER Shares, May 24, 2001.
** Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
+Derived from data provided by Lipper Inc.
Note: See Financial Highlights tables on pages 30 through 32 for dividend and capital gains information.

--------------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%) APRIL 27, 1992-DECEMBER 31, 2001

          TOTAL STOCK
         MARKET INDEX
        FUND INVESTOR                WILSHIRE
             SHARES**              5000 INDEX

1992             10.4                    10.7
1993             10.6                    11.3
1994             -0.2                    -0.1
1995             35.8                    36.4
1996             21.0                    21.2
1997             31.0                    31.3
1998             23.3                    23.4
1999             23.8                    23.6
2000            -10.6                   -10.9
2001            -11.0                   -11.0
--------------------------------------------------------------------------------

YOUR FUND'S AFTER-TAX RETURNS

This table presents returns for each fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund's distributions, and
(2) assuming that an investor paid taxes on the fund's distributions and sold all shares at the end of each period.

     Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. (In the examples that assume all fund shares were sold, a negative pre-tax total return translates into a higher after-tax return. This is because the calculation assumes that the investor received a tax deduction for the loss incurred on the sale.)

     Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

     Finally, keep in mind that a fund's performance--whether before or after taxes--does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                  PERIODS ENDED DECEMBER 31, 2001
                                                                           SINCE
                                              ONE YEAR   FIVE YEARS   INCEPTION*
--------------------------------------------------------------------------------
GROWTH INDEX FUND INVESTOR SHARES**
  Returns Before Taxes                         -12.93%       11.08%       13.20%
  Returns After Taxes on Distributions         -13.18        10.52        12.49
  Returns After Taxes on Distributions
     and Sale of Fund Shares                    -7.88         9.00        10.99
--------------------------------------------------------------------------------
VALUE INDEX FUND INVESTOR SHARES**
  Returns Before Taxes                         -11.88%        9.38%       13.47%
  Returns After Taxes on Distributions         -13.43         7.19        11.42
  Returns After Taxes on Distributions
     and Sale of Fund Shares                    -6.57         6.97         10.60
--------------------------------------------------------------------------------
TOTAL STOCK MARKET INDEX FUND INVESTOR SHARES**
  Returns Before Taxes                         -10.97%        9.74%       12.73%
  Returns After Taxes on Distributions         -11.38         9.02        11.82
  Returns After Taxes on Distributions
     and Sale of Fund Shares                    -6.69         7.72        10.44
--------------------------------------------------------------------------------
* Inception dates are November 2, 1992, for the Growth and Value Index Fund Investor Shares and April 27, 1992, for the Total Stock Market Index Fund Investor Shares.
** Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

FINANCIAL STATEMENTS
  DECEMBER 31, 2001

The Statement of Net Assets--an integral part of the Financial Statements for Vanguard Total Stock Market Index Fund--is included as an insert to this report. The Growth Index and Value Index Funds' Statements of Net Assets are provided below.

STATEMENT OF NET ASSETS

This Statement provides a detailed list of each fund's holdings, including each security's market value on the last day of the reporting period. Common stocks are listed in descending market value order. Temporary cash investments and other assets are added to, and liabilities are subtracted from, the value of Total Common Stocks to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

     At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
GROWTH INDEX FUND                              SHARES                     (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.9%)(1)
--------------------------------------------------------------------------------
  General Electric Co.                $    19,628,342           $       786,704
* Microsoft Corp.                          10,654,763                   705,878
  Wal-Mart Stores, Inc.                     8,812,509                   507,160
  Pfizer, Inc.                             12,430,057                   495,338
  Intel Corp.                              13,278,512                   417,609
  International Business
    Machines Corp.                          3,408,035                   412,236
  Johnson & Johnson                         6,064,925                   358,437
  Merck & Co., Inc.                         4,497,563                   264,457
* Cisco Systems, Inc.                      14,517,213                   262,907
  Home Depot, Inc.                          4,633,235                   236,341
  The Coca-Cola Co.                         4,921,061                   232,028
  Procter & Gamble Co.                      2,561,730                   202,710
  Philip Morris Cos., Inc.                  4,286,390                   196,531
  Bristol-Myers Squibb Co.                  3,825,592                   195,105
  Eli Lilly & Co.                           2,222,729                   174,573
  Abbott Laboratories                       3,069,570                   171,129
  PepsiCo, Inc.                             3,459,319                   168,434
  American Home
    Products Corp.                          2,608,397                   160,051
  Fannie Mae                                1,975,210                   157,029
* Oracle Corp.                             11,006,222                   151,996
* Dell Computer Corp.                       5,170,148                   140,525
  Medtronic, Inc.                           2,393,657                   122,579
* Amgen, Inc.                               2,068,319                   116,736
  Pharmacia Corp.                           2,549,446                   108,734
  Schering-Plough Corp.                     2,894,770                   103,662
  Texas Instruments, Inc.                   3,424,900                    95,897
  Minnesota Mining &
    Manufacturing Co.                         775,270                    91,645
  Anheuser-Busch Cos., Inc.                 1,748,370                    79,044
* Sun Microsystems, Inc.                    6,415,125                    78,906
* QUALCOMM, Inc.                            1,510,240                    76,267
  Target Corp.                              1,785,260                    73,285
  Automatic Data
    Processing, Inc.                        1,219,364                    71,821
  Lowe's Cos., Inc.                         1,530,960                    71,052
  Fifth Third Bancorp                       1,141,600                    70,014
  Gillette Co.                              2,086,926                    69,703
  Walgreen Co.                              2,017,282                    67,902
  Unilever NV ADR                           1,130,320                    65,118
* Applied Materials, Inc.                   1,612,800                    64,673
  Electronic Data Systems Corp.               937,460                    64,263
  Colgate-Palmolive Co.                     1,091,009                    63,006
  Baxter International, Inc.                1,167,440                    62,610
  Kimberly-Clark Corp.                      1,038,498                    62,102
  The Bank of New
    York Co., Inc.                          1,456,086                    59,408
  First Data Corp.                            754,382                    59,181

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
                                               SHARES                     (000)
--------------------------------------------------------------------------------
* EMC Corp.                           $     4,380,571           $        58,875
  Marsh & McLennan Cos., Inc.                 542,981                    58,343
  Cardinal Health, Inc.                       891,577                    57,649
* Sprint PCS                                1,948,900                    47,573
* Kohl's Corp.                                662,390                    46,659
  UnitedHealth Group Inc.                     616,560                    43,634
  Charles Schwab Corp.                      2,702,404                    41,806
  General Mills, Inc.                         720,341                    37,465
* Veritas Software Corp.                      791,957                    35,503
  Mellon Financial Corp.                      925,014                    34,799
  Sysco Corp.                               1,317,945                    34,557
  Sara Lee Corp.                            1,548,767                    34,429
  State Street Corp.                          643,298                    33,612
* Maxim Integrated
    Products, Inc.                            638,047                    33,504
* The Kroger Co.                            1,588,365                    33,149
  Omnicom Group Inc.                          367,510                    32,837
* Concord EFS, Inc.                           995,300                    32,626
  Harley-Davidson, Inc.                       598,535                    32,506
* Analog Devices, Inc.                        715,348                    31,754
* Best Buy Co., Inc.                          416,900                    31,051
* Guidant Corp.                               602,540                    30,006
* Immunex Corp.                             1,076,500                    29,830
* Forest Laboratories, Inc.                   351,860                    28,835
  H.J. Heinz Co.                              692,320                    28,468
  Northern Trust Corp.                        438,900                    26,431
  USA Education Inc.                          310,003                    26,046
  Paychex, Inc.                               739,499                    25,772
* Xilinx, Inc.                                659,805                    25,765
* Siebel Systems, Inc.                        913,490                    25,559
* Genzyme Corp.                               425,400                    25,464
  Linear Technology Corp.                     625,415                    24,416
  Kellogg Co.                                 804,552                    24,217
  Campbell Soup Co.                           809,928                    24,193
* PeopleSoft, Inc.                            598,300                    24,052
  The McGraw-Hill Cos., Inc.                  382,200                    23,307
  Wrigley, (Wm.) Jr. Co.                      445,268                    22,873
  Stryker Corp.                               388,710                    22,689
  Interpublic Group of Cos., Inc.             746,604                    22,055
  Avon Products, Inc.                         466,993                    21,715
  TJX Cos., Inc.                              539,200                    21,493
* King Pharmaceuticals, Inc.                  485,594                    20,458
* Yahoo!, Inc.                              1,125,145                    19,960
* MedImmune Inc.                              422,724                    19,593
  Allergan, Inc.                              259,330                    19,463
* Bed Bath & Beyond, Inc.                     572,901                    19,421
* Boston Scientific Corp.                     797,400                    19,233
* NVIDIA Corp.                                285,800                    19,120
  The Clorox Co.                              459,760                    18,184
  Hershey Foods Corp.                         268,055                    18,147
* KLA-Tencor Corp.                            366,100                    18,144
  Pitney Bowes, Inc.                          482,060                    18,130
* Intuit, Inc.                                419,211                    17,934
* NEXTEL Communications, Inc.               1,576,690                    17,281
* Univision Communications Inc.               415,300                    16,803
* Biogen, Inc.                                292,190                    16,757
  Applera Corp.-Applied
    Biosystems Group                          419,055                    16,457
  Biomet, Inc.                                532,496                    16,454
* Chiron Corp.                                373,600                    16,379
  H & R Block, Inc.                           362,770                    16,216
* Altera Corp.                                760,855                    16,145
  Cintas Corp.                                335,150                    16,087
* Fiserv, Inc.                                371,300                    15,713
* AutoZone Inc.                               213,100                    15,301
* Lexmark International, Inc.                 257,035                    15,165
  Mattel, Inc.                                853,430                    14,679
  Adobe Systems, Inc.                         471,510                    14,640
* Starbucks Corp.                             757,916                    14,438
* Network Appliance, Inc.                     658,450                    14,400
* Tricon Global Restaurants, Inc.             288,400                    14,189
* St. Jude Medical, Inc.                      172,130                    13,366
  New York Times Co. Class A                  299,750                    12,964
* Convergys Corp.                             340,250                    12,756
  Moody's Corp.                               308,415                    12,293
  Avery Dennison Corp.                        217,280                    12,283
* International Game Technology               171,930                    11,743
* Zimmer Holdings, Inc.                       383,212                    11,703
  UST, Inc.                                   327,096                    11,448
  IMS Health, Inc.                            584,279                    11,399
  RadioShack Corp.                            354,415                    10,668
  Family Dollar Stores, Inc.                  340,840                    10,218
  Ecolab, Inc.                                252,789                    10,175
* Edison International                        644,200                     9,727
* Robert Half International, Inc.             346,730                     9,258
  Dow Jones & Co., Inc.                       167,915                     9,190
  Tiffany & Co.                               288,810                     9,089
* Waters Corp.                                223,200                     8,649
* Citrix Systems, Inc.                        373,078                     8,454
* QLogic Corp.                                184,150                     8,197
  The Stanley Works                           168,800                     7,861
* PMC Sierra Inc.                             328,200                     6,978
  Equifax, Inc.                               286,455                     6,918
* Avaya Inc.                                  567,280                     6,892
* Sealed Air Corp.                            165,500                     6,756
  C.R. Bard, Inc.                             101,000                     6,515
  Millipore Corp.                              94,940                     5,763
  International Flavors &
    Fragrances, Inc.                          188,260                     5,593
* Mercury Interactive Corp.                   164,560                     5,592
  Deluxe Corp.                                131,958                     5,487
  Maytag Corp.                                152,700                     4,738
* Parametric Technology Corp.                 522,300                     4,079
  Tupperware Corp.                            115,585                     2,225
* US Airways Group, Inc.                      135,550                       859
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
    (Cost $8,838,684)                                           $    10,265,030
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                 FACE                    MARKET
                                               AMOUNT                    VALUE*
GROWTH INDEX FUND                               (000)                     (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (0.4%)(1)
--------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK
(2) 2.30%, 1/9/2002                   $         1,000           $         1,000
REPURCHASE AGREEMENT
Collateralized by U.S. Government
    Obligations in a Pooled
    Cash Account
    1.69%, 1/2/2002--Note F                    37,039                    37,039
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
 (Cost $38,038)                                                          38,039
--------------------------------------------------------------------------------
TOTAL INVESTMENTS ( 100.3%)
 (Cost $8,876,722)                                                   10,303,069
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.3%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                     70,411
Liabilities--Note F                                                    (101,682)
                                                                ----------------
                                                                        (31,271)
                                                                ----------------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                               $    10,271,798
================================================================================
  * See Note A in Notes to Financial Statements.
  * Non-income-producing security.
(1) The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets. See Note E in Notes to Financial Statements.
(2) Security segregated as initial margin for open futures contracts.
ADR--American Depositary Receipt.

--------------------------------------------------------------------------------
                                                                         AMOUNT
                                                                          (000)
--------------------------------------------------------------------------------
AT DECEMBER 31, 2001, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                 $    11,150,337
Overdistributed Net Investment Income                                    (7,697)
Accumulated Net Realized Losses--Note D                              (2,297,256)
Unrealized Appreciation--Note E
    Investment Securities                                             1,426,347
    Futures Contracts                                                        67
--------------------------------------------------------------------------------
NET ASSETS                                                      $    10,271,798
================================================================================

Investor Shares--Net Assets
Applicable to 319,693,093 outstanding $.001
par value shares of beneficial interest
    (unlimited authorization)                                   $     8,444,763
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INVESTOR SHARES                     $         26.42
================================================================================

Admiral Shares--Net Assets
Applicable to 34,299,080 outstanding $.001
par value shares of beneficial interest
    (unlimited authorization)                                   $       906,020
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- ADMIRAL SHARES                      $         26.42
================================================================================
Institutional Shares--Net Assets
Applicable to 34,866,381 outstanding $.001
par value shares of beneficial interest
    (unlimited authorization)                                   $       921,015
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INSTITUTIONAL SHARES                $         26.42
================================================================================

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
VALUE INDEX FUND                               SHARES                     (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.9%)(1)
--------------------------------------------------------------------------------
  Exxon Mobil Corp.                   $     5,790,662           $       227,573
  Citigroup, Inc.                           4,355,171                   219,849
  American International
    Group, Inc.                             2,211,527                   175,595
* AOL Time Warner Inc.                      3,747,100                   120,282
  SBC Communications Inc.                   2,845,500                   111,458
  Verizon Communications                    2,297,736                   109,051
  Tyco International Ltd.                   1,688,800                    99,470
  Royal Dutch
    Petroleum Co. ADR                       1,797,889                    88,133
  Bank of America Corp.                     1,331,759                    83,834
  ChevronTexaco Corp.                         903,010                    80,919
* Viacom Inc. Class B                       1,501,034                    66,271
  Wells Fargo Co.                           1,434,868                    62,345
  J.P. Morgan Chase & Co.                   1,670,032                    60,706
  BellSouth Corp.                           1,588,694                    60,609
  AT&T Corp.                                2,994,658                    54,323
  Morgan Stanley
    Dean Witter & Co.                         928,588                    51,945
  American Express Co.                      1,129,700                    40,319
  Bank One Corp.                              987,225                    38,551
  Freddie Mac                                 588,516                    38,489
  Merrill Lynch & Co., Inc.                   716,526                    37,345
  E.I. du Pont de Nemours & Co.               867,964                    36,897
  Wachovia Corp.                            1,152,238                    36,134
  The Walt Disney Co.                       1,726,044                    35,764
* WorldCom Inc.-
    WorldCom Group                          2,494,850                    35,127
  U.S. Bancorp                              1,651,688                    34,570
  Hewlett-Packard Co.                       1,642,480                    33,737
  FleetBoston Financial Corp.                 884,712                    32,292
* AT&T Wireless Services Inc.               2,142,247                    30,784
  McDonald's Corp.                          1,088,245                    28,806
* Comcast Corp.-
    Special Class A                           799,222                    28,772
  Motorola, Inc.                            1,884,319                    28,302
  The Boeing Co.                              708,759                    27,486
  Schlumberger Ltd.                           487,240                    26,774
  Duke Energy Corp.                           656,858                    25,788
  Dow Chemical Co.                            763,196                     25,781
* Clear Channel
    Communications, Inc.                      505,804                    25,750
  United Technologies Corp.                   396,700                    25,639
  Alcoa Inc.                                  718,717                    25,550
  MBNA Corp.                                  720,811                    25,373
  Washington Mutual, Inc.                     741,183                    24,237
  Ford Motor Co.                            1,532,445                    24,090
  Honeywell International Inc.                688,105                    23,272
  General Motors Corp.                        470,107                    22,847
  Household International, Inc.               387,597                    22,457
  Emerson Electric Co.                        362,449                    20,696
  Allstate Corp.                              603,364                    20,333
  Nortel Networks Corp.                     2,710,687                    20,330
  Qwest Communications
    International Inc.                      1,409,943                    19,922
  Phillips Petroleum Co.                      322,925                    19,459
  Metropolitan Life Insurance Co.             613,517                    19,436
  El Paso Corp.                               432,178                    19,279
  Lucent Technologies, Inc.                 2,891,249                    18,186
* Safeway, Inc.                               424,979                    17,743
  Illinois Tool Works, Inc.                   258,015                    17,473
  Lockheed Martin Corp.                       373,047                    17,410
* Costco Wholesale Corp.                      382,294                    16,966
  Waste Management, Inc.                      531,622                    16,964
  Computer Associates
    International, Inc.                       487,547                    16,815
  HCA Inc.                                    435,900                    16,800
  International Paper Co.                     408,159                    16,469
* Cendant Corp.                               831,104                    16,298
  ALLTEL Corp.                                262,898                    16,229
* Tenet Healthcare Corp.                      275,626                    16,185
* Micron Technology, Inc.                     507,016                    15,717
  SunTrust Banks, Inc.                        244,543                    15,333
  Caterpillar, Inc.                           290,671                    15,188
  Sprint Corp.                                751,169                    15,083
  Gannett Co., Inc.                           224,247                    15,076
  National City Corp.                         513,089                    15,003
  Conoco Inc.                                 529,633                    14,989
  Southern Co.                                588,644                    14,922
  Compaq Computer Corp.                     1,433,125                    13,987
  Carnival Corp.                              496,474                    13,941
  BB&T Corp.                                  383,587                    13,851
  General Dynamics Corp.                      170,847                    13,606
  PNC Financial Services Group                240,487                    13,515
  Lehman Brothers Holdings, Inc.              201,700                    13,474
  Dominion Resources, Inc.                    222,674                    13,383
* FedEx Corp.                                 252,451                    13,097
  The Hartford Financial
    Services Group Inc.                       207,412                    13,032
  Sears, Roebuck & Co.                        273,179                    13,014
  Exelon Corp.                                271,800                    13,014
  NIKE, Inc. Class B                          227,404                    12,789
  Union Pacific Corp.                         210,316                    11,988
  Southwest Airlines Co.                      648,001                    11,975
  Anadarko Petroleum Corp.                    210,592                    11,972
  American Electric
    Power Co., Inc.                           272,812                    11,876
  CIGNA Corp.                                 122,462                    11,346
  Williams Cos., Inc.                         435,955                    11,126
* Agilent Technologies, Inc.                  389,951                    11,118
  AFLAC, Inc.                                 441,878                    10,853
  Albertson's, Inc.                           343,780                    10,826
  ConAgra Foods, Inc.                         454,814                    10,811
  Raytheon Company                            330,972                    10,747
  TXU Corp.                                   224,389                    10,580

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
VALUE INDEX FUND                               SHARES                     (000)
--------------------------------------------------------------------------------
  Equity Office Properties
    Trust REIT                        $       350,800           $        10,552
  John Hancock
    Financial Services, Inc.                  252,844                    10,442
  Baker Hughes, Inc.                          284,299                    10,368
  XL Capital Ltd. Class A                     112,400                    10,269
  The Gap, Inc.                               730,000                    10,176
  The Chubb Corp.                             143,862                     9,926
  Weyerhaeuser Co.                            183,064                     9,900
  Capital One Financial Corp.                 181,800                     9,808
  CVS Corp.                                   330,800                     9,792
  Alcan Inc.                                  271,610                     9,759
* JDS Uniphase Corp.                        1,121,591                     9,735
  Masco Corp.                                 388,413                     9,516
  Tribune Co.                                 251,956                     9,431
  Northrop Grumman Corp.                       93,482                     9,424
  May Department Stores Co.                   253,283                     9,366
  Burlington Northern
    Santa Fe Corp.                            327,329                     9,339
  Progressive Corp. of Ohio                    62,085                     9,269
  Transocean Sedco Forex Inc.                 269,793                     9,124
* Broadcom Corp.                              222,000                     9,073
  McKesson Corp.                              241,847                     9,045
  Air Products & Chemicals, Inc.              192,432                     9,027
  Loews Corp.                                 162,256                     8,986
  FirstEnergy Corp.                           251,886                     8,811
* Sanmina-SCI Corp.                           440,100                     8,758
  KeyCorp                                     358,380                     8,723
  Deere & Co.                                 198,709                     8,676
  Comerica, Inc.                              150,715                     8,636
  FPL Group, Inc.                             148,818                     8,393
  Occidental Petroleum Corp.                  316,151                     8,387
  Progress Energy, Inc.                       185,172                     8,338
  Marriott International, Inc.
    Class A                                   203,959                     8,291
  Xcel Energy, Inc.                           292,436                     8,112
  Aon Corp.                                   227,816                     8,092
  Archer-Daniels-Midland Co.                  559,646                     8,031
  USX-Marathon Group                          261,864                     7,856
  Golden West Financial Corp.                 133,402                     7,851
* Solectron Corp.                             694,371                     7,833
  Lincoln National Corp.                      160,553                     7,798
  Franklin Resources Corp.                    221,037                     7,796
  St. Paul Cos., Inc.                         175,558                     7,719
  Dynegy, Inc.                                297,023                     7,574
  Praxair, Inc.                               136,158                     7,523
  Unocal Corp.                                206,462                     7,447
  Public Service Enterprise
    Group, Inc.                               175,840                     7,419
  PPG Industries, Inc.                        142,646                     7,378
* AES Corp.                                   451,061                     7,375
  Entergy Corp.                               187,089                     7,317
* Staples, Inc.                               390,627                     7,305
  Danaher Corp.                               120,881                     7,290
  Becton, Dickinson & Co.                     218,799                     7,253
  Consolidated Edison Inc.                    179,613                     7,249
  Eastman Kodak Co.                           246,232                     7,247
  Barrick Gold Corp.                          453,560                     7,234
  SouthTrust Corp.                            289,970                     7,154
  Corning, Inc.                               800,300                     7,139
  Coca-Cola Enterprises, Inc.                 376,374                     7,129
* Computer Sciences Corp.                     144,335                     7,070
  MBIA, Inc.                                  125,528                     6,732
  Reliant Energy, Inc.                        252,362                     6,693
* Federated Department
    Stores, Inc.                              163,202                     6,675
* Apple Computer, Inc.                        296,819                     6,500
  Delphi Automotive
    Systems Corp.                             474,687                     6,484
  Rohm & Haas Co.                             186,456                     6,457
  Burlington Resources, Inc.                  169,894                     6,378
  Dover Corp.                                 171,485                     6,357
  Xerox Corp.                                 610,052                     6,357
  CSX Corp.                                   180,572                     6,329
* PG&E Corp.                                  328,123                     6,313
* WellPoint Health
    Networks Inc. Class A                      53,905                     6,299
  Newell Rubbermaid, Inc.                     225,943                     6,229
  Synovus Financial Corp.                     246,400                     6,172
  J.C. Penney Co., Inc.                       223,550                     6,013
  Norfolk Southern Corp.                      326,649                     5,987
  Johnson Controls, Inc.                       73,892                     5,967
  Ingersoll-Rand Co.                          142,345                     5,951
  Jefferson-Pilot Corp.                       127,497                     5,899
  AmSouth Bancorp                             308,782                     5,836
  Apache Corp.                                116,161                     5,794
  DTE Energy Co.                              137,847                     5,781
  Regions Financial Corp.                     192,750                     5,771
  The Pepsi Bottling Group, Inc.              240,500                     5,652
  MGIC Investment Corp.                        90,833                     5,606
  AmerisourceBergen Corp.                      87,000                     5,529
  UnumProvident Corp.                         205,012                     5,435
* Mirant Corp.                                338,393                     5,421
  Equity Residential
    Properties Trust REIT                     187,800                     5,392
  Genuine Parts Co.                           146,762                     5,386
  Georgia Pacific Group                       194,670                     5,375
  The Limited, Inc.                           363,111                     5,345
  Kinder Morgan, Inc.                          94,584                     5,267
  Union Planters Corp.                        116,115                     5,240
  Cincinnati Financial Corp.                  136,860                     5,221
* Tellabs, Inc.                               346,800                     5,188
  AMBAC Financial Group Inc.                   89,187                     5,160
  Charter One Financial                       190,003                     5,159
  Molex, Inc.                                 165,742                     5,130
  Stilwell Financial, Inc.                    187,200                     5,096

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
                                               SHARES                     (000)
--------------------------------------------------------------------------------
  Starwood Hotels & Resorts
    Worldwide, Inc.                   $       167,558           $         5,002
  Fortune Brands, Inc.                        125,910                     4,985
  Textron, Inc.                               119,424                     4,951
* HealthSouth Corp.                           332,302                     4,925
  Ameren Corp.                                116,314                     4,920
* LSI Logic Corp.                             310,816                     4,905
  Willamette Industries, Inc.                  93,130                     4,854
* Office Depot, Inc.                          260,104                     4,822
* Novellus Systems, Inc.                      121,416                     4,790
* Sabre Holdings Corp.                        113,100                     4,790
  Halliburton Co.                             363,100                     4,757
  Amerada Hess Corp.                           74,993                     4,687
  Bear Stearns Co., Inc.                       79,744                     4,676
  Kerr-McGee Corp.                             84,651                     4,639
* Teradyne, Inc.                              153,205                     4,618
  Knight Ridder                                71,101                     4,617
* National Semiconductor Corp.                148,661                     4,577
* Advanced Micro Devices, Inc.                288,532                     4,576
  Circuit City Stores, Inc.                   176,074                     4,569
  Parker Hannifin Corp.                        99,289                     4,558
  Cinergy Corp.                               134,733                     4,504
  Eaton Corp.                                  58,506                     4,353
* Calpine Corp.                               258,700                     4,344
  PPL Corp.                                   123,705                     4,311
  Sempra Energy                               175,062                     4,298
  PACCAR, Inc.                                 65,010                     4,266
  Countrywide Credit
    Industries, Inc.                          103,291                     4,232
  Dollar General Corp.                        280,200                     4,175
  Whirlpool Corp.                              56,513                     4,144
  Torchmark Corp.                             104,977                     4,129
  Devon Energy Corp.                          106,537                     4,118
  Vulcan Materials Co.                         85,639                     4,106
  Zions Bancorp                                77,742                     4,088
* Nabors Industries, Inc.                     119,016                     4,086
  KeySpan Corp.                               117,477                     4,071
  NiSource, Inc.                              174,647                     4,027
* TMP Worldwide, Inc.                          93,700                     4,020
  Aetna Inc.                                  121,102                     3,995
* CIENA Corp.                                 277,000                     3,964
  TRW, Inc.                                   106,741                     3,954
  CenturyTel, Inc.                            119,227                     3,911
  Allegheny Energy, Inc.                      105,605                     3,825
* Health Management
    Associates Class A                        207,700                     3,822
  Leggett & Platt, Inc.                       165,936                     3,817
  EOG Resources, Inc.                          97,575                     3,816
* Noble Drilling Corp.                        111,712                     3,803
  W.W. Grainger, Inc.                          79,057                     3,795
* Jabil Circuit, Inc.                         166,500                     3,783
  ITT Industries, Inc.                         74,641                     3,769
* Compuware Corp.                             315,735                     3,723
  Constellation Energy Group                  138,339                     3,673
  Huntington Bancshares Inc.                  213,310                     3,667
  VF Corp.                                     93,685                     3,655
  PerkinElmer, Inc.                           104,000                     3,642
  T. Rowe Price Group Inc.                    104,804                     3,640
  Brown-Forman Corp. Class B                   57,655                     3,609
  Sherwin-Williams Co.                        130,414                     3,586
* Thermo Electron Corp.                       150,158                     3,583
* Harrah's Entertainment, Inc.                 94,793                     3,508
* Comverse Technology, Inc.                   156,700                     3,505
  Darden Restaurants Inc.                      98,366                     3,482
  Nucor Corp.                                  65,685                     3,479
* Toys R Us, Inc.                             167,608                     3,476
  Hilton Hotels Corp.                         311,815                     3,405
  SAFECO Corp.                                108,468                     3,379
* Unisys Corp.                                269,403                     3,378
* BMC Software, Inc.                          206,168                     3,375
  The Goodyear Tire &
    Rubber Co.                                137,710                     3,279
  Newmont Mining Corp.                        166,446                     3,181
  Scientific-Atlanta, Inc.                    132,000                     3,160
* Conexant Systems, Inc.                      216,400                     3,108
  TECO Energy, Inc.                           117,800                     3,091
* ADC Telecommunications, Inc.                670,391                     3,084
  Symbol Technologies, Inc.                   193,900                     3,079
  Delta Air Lines, Inc.                       104,599                     3,061
  Engelhard Corp.                             110,176                     3,050
  Placer Dome, Inc.                           278,792                     3,042
  Rockwell Collins                            155,893                     3,040
* NCR Corp.                                    82,453                     3,039
  Pinnacle West Capital Corp.                  71,871                     3,008
  Centex Corp.                                 51,571                     2,944
* Jones Apparel Group, Inc.                    88,000                     2,919
* AMR Corp.                                   131,129                     2,907
  R.R. Donnelley & Sons Co.                    96,666                     2,870
* Applied Micro Circuits Corp.                253,300                     2,867
* Watson Pharmaceuticals, Inc.                 89,852                     2,820
  Rockwell International Corp.                156,093                     2,788
  Cooper Industries, Inc.                      79,058                     2,761
  CMS Energy Corp.                            112,910                     2,713
  Ashland, Inc.                                58,601                     2,700
* Inco Ltd.                                   154,394                     2,615
  The Mead Corp.                               84,342                     2,605
  Wendy's International, Inc.                  88,769                     2,589
  Black & Decker Corp.                         67,790                     2,558
  Eastman Chemical Co.                         65,018                     2,537
* Citizens Communications Co.                 237,796                     2,535
  Fluor Corp.                                  67,600                     2,528
  SuperValu Inc.                              113,162                     2,503
  Pall Corp.                                  103,724                     2,496
  Sunoco, Inc.                                 66,730                     2,492
  Westvaco Corp.                               86,849                     2,471
  Sigma-Aldrich Corp.                          62,309                     2,456

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
VALUE INDEX FUND                               SHARES                     (000)
--------------------------------------------------------------------------------
* Niagara Mohawk Holdings Inc.        $       136,027           $         2,412
* Pactiv Corp.                                135,269                     2,401
* American Power
    Conversion Corp.                          166,000                     2,400
  Hasbro, Inc.                                146,731                     2,381
  Temple-Inland Inc.                           41,910                     2,377
* Allied Waste Industries, Inc.               166,100                     2,335
* Kmart Corp.                                 423,256                     2,311
  Nordstrom, Inc.                             114,111                     2,308
  Goodrich Corp.                               86,537                     2,304
  Pulte Homes, Inc.                            49,991                     2,233
  Liz Claiborne, Inc.                          44,623                     2,220
* Gateway, Inc.                               275,066                     2,212
  Bemis Co., Inc.                              44,796                     2,203
  Phelps Dodge Corp.                           66,809                     2,165
  Alberto-Culver Co. Class B                   48,177                     2,155
* Manor Care, Inc.                             86,906                     2,061
* Tektronix, Inc.                              78,121                     2,014
* Vitesse Semiconductor Corp.                 161,800                     2,011
  Navistar International Corp.                 50,408                     1,991
* Palm, Inc.                                  482,300                     1,871
  Dana Corp.                                  126,137                     1,751
  Autodesk, Inc.                               46,492                     1,733
  KB HOME                                      42,768                     1,715
  Bausch & Lomb, Inc.                          45,497                     1,713
  Winn-Dixie Stores, Inc.                     119,400                     1,701
* Humana, Inc.                                143,262                     1,689
  Boise Cascade Corp.                          49,259                     1,675
  Visteon Corp.                               110,700                     1,665
  Snap-On Inc.                                 49,200                     1,656
  Ball Corp.                                   23,273                     1,645
  Adolph Coors Co. Class B                     30,672                     1,638
* Quintiles Transnational Corp.               101,549                     1,630
  Brunswick Corp.                              74,515                     1,621
  NICOR, Inc.                                  38,063                     1,585
* Freeport-McMoRan Copper &
    Gold Inc. Class B                         117,500                     1,573
* Rowan Cos., Inc.                             79,626                    1,542
* Andrew Corp.                                 69,083                     1,512
  Meredith Corp.                               41,907                     1,494
* Novell, Inc.                                307,529                     1,412
  USX-U.S. Steel Group                         75,734                     1,372
  Cummins Inc.                                 35,113                    1,353
* Reebok International Ltd.                    49,976                     1,324
* Conseco Inc.                                292,696                     1,305
  Crane Co.                                    50,658                     1,299
  Allegheny Technologies Inc.                  68,131                      1,141
  Ryder System, Inc.                           51,518                     1,141
  Peoples Energy Corp.                         30,033                     1,139
  Dillard's Inc.                               71,029                     1,136
  Thomas & Betts Corp.                         49,348                     1,044
  Great Lakes Chemical Corp.                   42,583                     1,034
  Worthington Industries, Inc.                 72,536                     1,030
  Big Lots Inc.                                96,666                     1,005
  Cooper Tire & Rubber Co.                     61,622                       983
* Hercules, Inc.                               92,179                       922
  Providian Financial Corp.                   241,500                       857
* Sapient Corp.                               107,300                       828
  Louisiana-Pacific Corp.                      88,703                       749
  American Greetings Corp.
    Class A                                    53,961                       744
* Power-One, Inc.                              67,000                       697
* McDermott International, Inc.                52,396                       643
* Freeport-McMoRan Copper &
    Gold, Inc. Class A                          4,800                        62
  National Service Industries, Inc.            12,281                        25
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
    (Cost $4,599,285)                                           $     4,464,181
--------------------------------------------------------------------------------
                                                 FACE
                                               AMOUNT
                                                (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (0.0%)(1)
--------------------------------------------------------------------------------
Federal Home Loan Bank
(2) 2.30%, 1/9/2002
    (Cost $999)                       $         1,000                     1,000

TOTAL INVESTMENTS (99.9%)
    (Cost $4,600,284)                                                 4,465,181
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.1%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                     23,263
Liabilities                                                             (18,788)
                                                                ----------------
                                                                $         4,475
                                                                ----------------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                               $     4,469,656
================================================================================
* See Note A in Notes to Financial Statements.
* Non-income-producing security.
(1) The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.0%, respectively, of net assets. See Note E in Notes to Financial Statements.
(2) Security segregated as initial margin for open futures contracts.
ADR--American Depositary Receipt.
REIT--Real Estate Investment Trust.

--------------------------------------------------------------------------------
                                                                         AMOUNT
                                                                          (000)
--------------------------------------------------------------------------------
AT DECEMBER 31, 2001, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital--Note D                                         $     4,796,378
Overdistributed Net Investment Income                                    (3,573)
Accumulated Net Realized Losses--Note D                                (188,074)
Unrealized Appreciation (Depreciation)--Note E
    Investment Securities                                              (135,103)
    Futures Contracts                                                        28
--------------------------------------------------------------------------------
NET ASSETS                                                      $     4,469,656
================================================================================
Investor Shares--Net Assets
Applicable to 159,629,183 outstanding $.001
par value shares of beneficial interest
    (unlimited authorization)                                   $     3,017,628
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INVESTOR SHARES $18.90
================================================================================
Admiral Shares--Net Assets
Applicable to 31,028,851 outstanding $.001
par value shares of beneficial interest
   (unlimited authorization)                                    $       586,600
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- ADMIRAL SHARES                      $         18.90
================================================================================
Institutional Shares--Net Assets
Applicable to 45,779,020 outstanding $.001
par value shares of beneficial interest
    (unlimited authorization)                                   $       865,428
================================================================================
NET ASSET VALUE PER SHARE-- INSTITUTIONAL SHARES                $         18.90
================================================================================

STATEMENT OF OPERATIONS

This Statement shows the types of income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.

--------------------------------------------------------------------------------
                                           GROWTH         VALUE      TOTAL STOCK
                                            INDEX         INDEX     MARKET INDEX
                                             FUND          FUND             FUND
                                      ------------------------------------------
                                                YEAR ENDED DECEMBER 31, 2001
                                      ------------------------------------------
                                       (000)         (000)                 (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
  Dividends                           $    94,923   $    82,799    $    292,922
  Interest                                    148           385           9,489
  Security Lending                             31            19           4,572
--------------------------------------------------------------------------------
    Total Income                      $    95,102   $    83,203    $    306,983
--------------------------------------------------------------------------------
EXPENSES
  The Vanguard Group--Note B
    Investment Advisory Services              181            55             181
    Management and Administrative--
     Investor Shares                       17,117         6,494          27,838
    Management and Administrative--
     Admiral Shares                         1,317           736           4,428
    Management and Administrative--
     Institutional Shares                     634           795           2,565
    Management and Administrative--
     VIPER Shares                              --            --             421
    Marketing and Distribution--
     Investor Shares                        1,755           566           2,800
    Marketing and Distribution--
     Admiral Shares                            70            44             271
    Marketing and Distribution--
     Institutional Shares                     156           197             793
    Marketing and Distribution--
     VIPER Shares                              --            --              12
  Custodian Fees                              198           143             280
  Auditing Fees                                12            12              12
  Shareholders' Reports--
    Investor Shares                           367            66             394
  Shareholders' Reports--
    Admiral Shares                              2             1               5
  Shareholders' Reports--
    Institutional Shares                        1             1               1
  Shareholders' Reports--
    VIPER Shares                               --            --              --
  Annual Meeting and Proxy Costs--
    Investor Shares                           352            --              --
  Annual Meeting and Proxy Costs--
    Admiral Shares                             1             --              --
  Annual Meeting and Proxy Costs--
    Institutional Shares                       --            --              --
  Annual Meeting and Proxy Costs--
    VIPER Shares                               --            --              --
  Trustees' Fees and Expenses                  19             7              34
--------------------------------------------------------------------------------
    Total Expenses                         22,182         9,117          40,035
    Expenses Paid Indirectly--Note C           --            --             (91)
--------------------------------------------------------------------------------
    Net Expenses                           22,182         9,117          39,944
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                      72,920        74,086         267,039
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
    Investment Securities Sold           (742,271)     (140,955)        473,364
    Futures Contracts                      (1,369)         (656)        (34,701)
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                 (743,640)     (141,611)        438,663
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION)
    Investment Securities                (971,158)     (561,390)     (3,200,815)
    Futures Contracts                         535           (70)          9,072
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION)                          970,623)     (561,460)     (3,191,743)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS           $(1,641,343)  $  (628,985)   $ (2,486,041)
================================================================================

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.


--------------------------------------------------------------------------------
                                   GROWTH INDEX FUND            VALUE INDEX FUND
                                   -----------------            ----------------
                                             YEAR ENDED DECEMBER 31,
                                   ---------------------------------------------
                                       2001          2000       2001        2000
                                      (000)         (000)      (000)       (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
  Net Investment Income            $ 72,920      $ 53,630   $ 74,086   $ 67,210
  Realized Net Gain (Loss)         (743,640)   (1,312,056)  (141,611)   344,770
  Change in Unrealized Appreciation
    (Depreciation)                 (970,623)   (2,436,845)  (561,460)  (151,438)
--------------------------------------------------------------------------------
    Net Increase (Decrease) in
      Net Assets
    Resulting from Operations    (1,641,343)   (3,695,271)  (628,985)   260,542
================================================================================
DISTRIBUTIONS
Net Investment Income
  Investor Shares                   (61,410)      (49,099)   (50,708)   (54,134)
  Admiral Shares                     (6,538)         (855)   (8,276)       (965)
  Institutional Shares               (7,017)       (3,464)   (16,937)   (12,916)
Realized Capital Gain*
  Investor Shares                        --            --   (150,948)  (144,154)
  Admiral Shares                         --            --    (18,646)    (5,500)
  Institutional Shares                   --            --    (48,876)   (33,315)
  Total Distributions               (74,965)      (53,418)  (294,391)  (250,984)
--------------------------------------------------------------------------------
Capital Share Transactions--Note G
  Investor Shares                (1,240,689)     (601,194)   188,638     72,649
  Admiral Shares                    307,758       772,109    431,125    246,570
  Institutional Shares              101,670       712,591     (6,660)    613,588
--------------------------------------------------------------------------------
    Net Increase (Decrease) from
    Capital Share Transactions     (831,261)      883,506    613,103    932,807
--------------------------------------------------------------------------------
  Total Increase (Decrease)      (2,547,569)   (2,865,183)  (310,273)   942,365
--------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period            12,819,367    15,684,550  4,779,929  3,837,564
--------------------------------------------------------------------------------
  End of Period                 $10,271,798   $12,819,367 $4,469,656 $4,779,929
================================================================================
* Value Index Fund's 2001 and 2000 distributions include short-term gain distributions totaling $52,164,000 and $90,115,000, respectively, that are treated as ordinary income dividends for tax purposes.

--------------------------------------------------------------------------------
                                                      TOTAL STOCK MARKET
                                                           INDEX FUND
                                                     YEAR ENDED DECEMBER 31,
                                                 -------------------------------
                                                     2001           2000
                                                    (000)           (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income                      $      267,039           $   250,777
Realized Net Gain (Loss)                          438,663               467,585
Change in Unrealized Appreciation
    (Depreciation)                             (3,191,743)           (3,341,210)
--------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                  (2,486,041)           (2,622,848)
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income
    Investor Shares                              (175,649)             (196,982)
    Admiral Shares                                (40,172)               (6,794)
    Institutional Shares                          (52,492)              (51,409)
    VIPER Shares                                   (5,316)                   --
  Realized Capital Gain*
    Investor Shares                                    --               (79,372)
    Admiral Shares                                     --                (5,490)
    Institutional Shares                               --               (19,854)
    VIPER Shares                                       --                    --
--------------------------------------------------------------------------------
    Total Distributions                          (273,629)             (359,901)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--NOTE G
  Investor Shares                                 862,583             1,086,909
  Admiral Shares                                2,146,409             2,160,454
  Institutional Shares                            474,325               827,855
  VIPER Shares                                  1,132,604                    --
--------------------------------------------------------------------------------
    Net Increase (Decrease) from Capital
     Share Transactions                         4,615,921             4,075,218
--------------------------------------------------------------------------------
  Total Increase (Decrease)                     1,856,251             1,092,469
--------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                          23,232,061            22,139,592
--------------------------------------------------------------------------------
  End of Period                            $   25,088,312           $23,232,061
================================================================================
* Includes 2000 short-term gain distributions totaling $41,395,000 that are treated as ordinary income dividends for tax purposes.

FINANCIAL HIGHLIGHTS

This table summarizes each fund's investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

----------------------------------------------------------------------------------------------------
                                                        GROWTH INDEX FUND INVESTOR SHARES
                                                              YEAR ENDED DECEMBER 31,
                                               -----------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD     2001       2000       1999       1998        1997
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $  30.57   $  39.43   $  31.67   $  22.53    $ 16.90
----------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                            .181       .126       .207       .230        .23
  Net Realized and Unrealized Gain (Loss)
    on Investments                               (4.144)    (8.861)     8.821      9.244       5.88
----------------------------------------------------------------------------------------------------
    Total from Investment Operations             (3.963)    (8.735)     9.028      9.474       6.11
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income            (.187)     (.125)     (.228)     (.219)      (.23)
  Distributions from Realized Capital Gains          --         --     (1.040)     (.115)      (.25)
----------------------------------------------------------------------------------------------------
    Total Distributions                           (.187)     (.125)    (1.268)     (.334)      (.48)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $  26.42   $  30.57   $  39.43   $  31.67    $ 22.53
====================================================================================================
TOTAL RETURN*                                    -12.93%    -22.21%     28.76%     42.21%     36.34%
====================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)         $  8,445   $ 11,162   $ 15,232   $  6,644    $ 2,365
  Ratio of Total Expenses
    to Average Net Assets                          0.22%      0.22%      0.22%      0.22%      0.20%
  Ratio of Net Investment Income
    to Average Net Assets                          0.67%      0.33%      0.64%      0.92%      1.19%
  Portfolio Turnover Rate                            31%        33%        33%        29%        26%
====================================================================================================
* Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

--------------------------------------------------------------------------------
                                                GROWTH INDEX FUND ADMIRAL SHARES
                                                     YEAR ENDED      NOV. 13* TO
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD    DEC. 31, 2001    DEC. 31, 2000
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $     30.57      $    33.12
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                    .194            .024
  Net Realized and Unrealized Gain (Loss)
    on Investments                                       (4.144)         (2.536)
--------------------------------------------------------------------------------
    Total from Investment Operations                     (3.950)         (2.512)
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                    (.200)          (.038)
  Distributions from Realized Capital Gains                  --              --
--------------------------------------------------------------------------------
    Total Distributions                                   (.200)          (.038)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $     26.42      $    30.57
================================================================================

TOTAL RETURN                                             -12.88%          -7.59%
================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)              $       906      $      709
  Ratio of Total Expenses to Average Net Assets           0.17%         0.17%**
  Ratio of Net Investment Income
    to Average Net Assets                                 0.74%         0.56%**
  Portfolio Turnover Rate                                   31%             33%
================================================================================
 *Inception.
**Annualized.

---------------------------------------------------------------------------------------------------
                                                       GROWTH INDEX FUND INSTITUTIONAL SHARES
                                                    YEAR ENDED DECEMBER 31,              MAY 14* TO
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD      2001         2000       1999      DEC. 31, 1998
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $  30.57     $  39.44   $  31.67          $  26.49
---------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                             .213         .156       .249              .167
  Net Realized and Unrealized Gain (Loss)
    on Investments                                (4.144)      (8.861)     8.821             5.315
---------------------------------------------------------------------------------------------------
    Total from Investment Operations              (3.931)      (8.705)     9.070             5.482
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income             (.219)       (.165)     (.260)            (.187)
  Distributions from Realized Capital Gains           --           --     (1.040)            (.115)
---------------------------------------------------------------------------------------------------
    Total Distributions                            (.219)       (.165)    (1.300)            (.302)
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $  26.42     $  30.57   $  39.44          $  31.67
===================================================================================================

TOTAL RETURN                                     -12.82%      -22.14%     28.91%            20.79%
===================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)          $    921     $    948   $    452          $    224
  Ratio of Total Expenses to Average Net Assets    0.10%        0.12%      0.12%           0.12%**
  Ratio of Net Investment Income
    to Average Net Assets                          0.80%        0.44%      0.74%           0.97%**
  Portfolio Turnover Rate                            31%          33%        33%               29%
===================================================================================================
 *Inception.
**Annualized.

------------------------------------------------------------------------------------------------------
                                                          VALUE INDEX FUND INVESTOR SHARES
                                                               YEAR ENDED DECEMBER 31,
                                                ------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD      2001         2000       1999      1998        1997
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $  22.87     $  22.89   $  22.51  $  20.85   $  17.02
------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                             .309         .355       .355      .366        .38
  Net Realized and Unrealized Gain (Loss)
    on Investments                                (2.986)        .963      2.342     2.647       4.57
------------------------------------------------------------------------------------------------------
    Total from Investment Operations              (2.677)       1.318      2.697     3.013       4.95
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income             (.316)       (.358)     (.362)    (.363)      (.37)
  Distributions from Realized Capital Gains        (.977)       (.980)    (1.955)    (.990)      (.75)
------------------------------------------------------------------------------------------------------
    Total Distributions                           (1.293)      (1.338)    (2.317)   (1.353)     (1.12)
------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                  $  18.90     $  22.87   $  22.89  $  22.51   $  20.85
======================================================================================================

TOTAL RETURN*                                     -11.88%        6.08%     12.57%    14.64%     29.77%
======================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)          $  3,018     $  3,450   $  3,378  $  2,421   $  1,796
  Ratio of Total Expenses
    to Average Net Assets                           0.22%        0.22%      0.22%     0.22%      0.20%
  Ratio of Net Investment Income
    to Average Net Assets                           1.51%        1.60%      1.59%     1.72%      2.05%
  Portfolio Turnover Rate                             38%          37%        41%       33%        25%
======================================================================================================
* Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.


--------------------------------------------------------------------------------
                                                 VALUE INDEX FUND ADMIRAL SHARES
                                                     YEAR ENDED      NOV. 13* TO
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD    DEC. 31, 2001    DEC. 31, 2000
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $     22.87      $    22.86
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income .318 .045
  Net Realized and Unrealized Gain (Loss)
    on Investments                                       (2.986)           .635
--------------------------------------------------------------------------------
    Total from Investment Operations                     (2.668)           .680
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                    (.325)          (.100)
  Distributions from Realized Capital Gains               (.977)          (.570)
--------------------------------------------------------------------------------
    Total Distributions                                  (1.302)          (.670)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $     18.90      $    22.87
================================================================================

TOTAL RETURN                                            -11.83%           3.13%
================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)              $       587      $      248
  Ratio of Total Expenses to Average Net Assets           0.17%        0.17%**
  Ratio of Net Investment Income
    to Average Net Assets                                 1.57%         0.19%**
  Portfolio Turnover Rate                                   38%             37%
--------------------------------------------------------------------------------
 *Inception.
**Annualized.

FINANCIAL HIGHLIGHTS (CONTINUED)
-----------------------------------------------------------------------------------------
                                                    VALUE INDEX FUND INSTITUTIONAL SHARES
                                                 YEAR ENDED DECEMBER 31,
                                               ---------------------------     JULY 2* TO
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD     2001      2000      1999 DEC. 31, 1998
-----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $  22.87  $  22.89  $  22.51     $  23.22
-----------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                            .333      .377      .377         .196
  Net Realized and Unrealized Gain
    (Loss) on Investments                        (2.986)     .963     2.342        (.060)
-----------------------------------------------------------------------------------------
  Total from Investment Operations               (2.653)    1.340     2.719         .136
-----------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income            (.340)    (.380)    (.384)       (.236)
  Distributions from Realized Capital Gains       (.977)    (.980)   (1.955)       (.610)
-----------------------------------------------------------------------------------------
    Total Distributions                          (1.317)   (1.360)   (2.339)       (.846)
-----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $  18.90  $  22.87  $  22.89     $  22.51
=========================================================================================

TOTAL RETURN                                    -11.77%     6.19%    12.67%        0.69%
=========================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)         $    865  $  1,082  $    460     $    186
  Ratio of Total Expenses
    to Average Net Assets                         0.10%     0.12%     0.12%      0.12%**
  Ratio of Net Investment Income
    to Average Net Assets                         1.63%     1.70%     1.68%      1.90%**
Portfolio Turnover Rate                             38%       37%       41%          33%
-----------------------------------------------------------------------------------------
 *Inception.
**Annualized.

------------------------------------------------------------------------------------------------------
                                                      TOTAL STOCK MARKET INDEX FUND INVESTOR SHARES
                                                                    YEAR ENDED DECEMBER 31,
                                               -------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD      2001         2000       1999      1998        1997
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $   29.26     $  33.22   $  27.42  $  22.64   $  17.77
------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                             .310         .331       .317      .336       .319
  Net Realized and Unrealized Gain
    (Loss) on Investments                         (3.533)      (3.815)     6.133     4.898      5.143
------------------------------------------------------------------------------------------------------
    Total from Investment Operations              (3.223)      (3.484)     6.450     5.234      5.462
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income             (.297)       (.336)     (.330)    (.329)     (.322)
  Distributions from Realized Capital Gains           --        (.140)     (.320)    (.125)     (.270)
------------------------------------------------------------------------------------------------------
    Total Distributions                            (.297)       (.476)     (.650)    (.454)     (.592)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $   25.74     $  29.26   $  33.22  $  27.42   $  22.64
======================================================================================================

TOTAL RETURN*                                    -10.97%      -10.57%     23.81%    23.26%     30.99%
======================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)         $  15,781     $ 16,856   $ 18,133  $  9,308   $  5,092
  Ratio of Total Expenses
    to Average Net Assets                          0.20%        0.20%      0.20%     0.20%      0.20%
  Ratio of Net Investment Income
    to Average Net Assets                          1.11%        1.04%      1.15%     1.44%      1.65%
  Portfolio Turnover Rate                           7%**           7%         3%        3%         2%
======================================================================================================
* Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**The portfolio turnover rate excluding in-kind redemptions was 3%.

--------------------------------------------------------------------------------
                                    TOTAL STOCK MARKET INDEX FUND ADMIRAL SHARES
                                                YEAR ENDED NOV. 13* TO

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD    DEC. 31, 2001    DEC. 31, 2000
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $     29.26      $    30.22
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                    .332            .049
  Net Realized and Unrealized Gain
    (Loss) on Investments                                (3.533)          (.830)
--------------------------------------------------------------------------------
    Total from Investment Operations                     (3.201)          (.781)
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                    (.309)          (.099)
  Distributions from Realized Capital Gains                  --           (.080)
--------------------------------------------------------------------------------
    Total Distributions                                   (.309)          (.179)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $     25.75      $    29.26
================================================================================

TOTAL RETURN                                            -10.89%          -2.55%
================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)              $     3,894      $    2,104
  Ratio of Total Expenses to Average Net Assets           0.15%         0.15%**
  Ratio of Net Investment Income
    to Average Net Assets                                 1.17%         1.23%**
  Portfolio Turnover Rate                                   7%+              7%
================================================================================
 *Inception.
**Annualized.
+The portfolio turnover rate excluding in-kind redemptions was 3%.



-------------------------------------------------------------------------------------------------------------
                                                     TOTAL STOCK MARKET INDEX FUND INSTITUTIONAL SHARES
                                                           YEAR ENDED DECEMBER 31,
                                                  -----------------------------------------------  JULY 7* TO
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD         2001       2000      1999        1998    DEC. 31, 1997
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $ 29.27    $ 33.22  $  27.42    $  22.64        $  21.27
-------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                .341       .371      .344        .359            .172
  Net Realized and Unrealized Gain
    (Loss) on Investments                            (3.533)    (3.815)    6.133       4.898           1.642
-------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                 (3.192)    (3.444)    6.477       5.257           1.814
-------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                (.328)     (.366)    (.357)      (.352)          (.214)
  Distributions from Realized Capital Gains              --      (.140)    (.320)      (.125)          (.230)
-------------------------------------------------------------------------------------------------------------
    Total Distributions                               (.328)     (.506)    (.677)      (.477)          (.444)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $ 25.75    $ 29.27  $  33.22    $  27.42        $  22.64
=============================================================================================================

TOTAL RETURN                                        -10.85%    -10.46%    23.93%      23.37%           8.60%
=============================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)              $ 4,217    $ 4,272  $  4,006    $  2,445        $  1,504
  Ratio of Total Expenses to Average Net Assets       0.08%      0.10%     0.10%       0.10%         0.10%**
  Ratio of Net Investment Income
    to Average Net Assets                             1.23%      1.14%     1.26%       1.53%         1.70%**
  Portfolio Turnover Rate                               7%+         7%        3%          3%              2%
============================================================================================================
 *Inception.
**Annualized.
+The portfolio turnover rate excluding in-kind redemptions was 3%.

--------------------------------------------------------------------------------
                                      TOTAL STOCK MARKET INDEX FUND VIPER SHARES

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD           MAY 24* TO DEC. 31, 2001
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $      118.46
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                                    .843
  Net Realized and Unrealized Gain (Loss) on Investments                (12.515)
--------------------------------------------------------------------------------
    Total from Investment Operations                                    (11.672)
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                                    (.988)
  Distributions from Realized Capital Gains                                  --
--------------------------------------------------------------------------------
    Total Distributions                                                   (.988)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $      105.80
================================================================================

TOTAL RETURN                                                              -9.82%
================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                            $       1,195
  Ratio of Total Expenses to Average Net Assets                         0.15%**
  Ratio of Net Investment Income to Average Net Assets                  1.26%**
  Portfolio Turnover Rate                                                   7%+
================================================================================
 *Inception.
**Annualized.
 +The portfolio turnover rate excluding in-kind redemptions was 3%.

NOTES TO FINANCIAL STATEMENTS

Vanguard Growth Index, Value Index, and Total Stock Market Index Funds are registered under the Investment Company Act of 1940 as open-end investment companies, or mutual funds. The Growth Index and Value Index Funds each offer three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. The Total Stock Market Index Fund offers four classes of shares:
Investor Shares, Admiral Shares, Institutional Shares, and VIPER Shares. Admiral Shares and VIPER Shares were first issued on November 13, 2000, and May 24, 2001, respectively. Investor Shares are available to any investor who meets the fund's minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $10 million. VIPER Shares are listed for trading on the American Stock Exchange, and began trading on May 31, 2001; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

     1. SECURITY VALUATION: Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices are taken from the primary market in which each security trades. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued by methods deemed by the board of trustees to represent fair value.

     2. FEDERAL INCOME TAXES: Each fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

     3. REPURCHASE AGREEMENTS: The funds, along with other members of The Vanguard Group, transfer uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     4. FUTURES CONTRACTS: The funds use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. A fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. A fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

     Futures contracts based upon the following indexes are used: S&P 500/Barra Growth Index (Growth Index Fund), S&P 500/Barra Value Index (Value Index Fund), S&P 500 Index (Growth Index Fund, Value Index Fund, and Total Stock Market Index
Fund), S&P MidCap 400 Index (Total Stock Market Index Fund), and Russell 2000 Index (Total Stock Market Index Fund).

     Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

     5. DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

     6. OTHER: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

     Each class of shares has equal rights as to assets and earnings, except that each class bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy costs. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to each fund under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2001, the funds had contributed capital to Vanguard (included in Other Assets) of:

--------------------------------------------------------------------------------
                       CAPITAL CONTRIBUTION      PERCENTAGE        PERCENTAGE OF
                                TO VANGUARD         OF FUND           VANGUARD'S
INDEX FUND                            (000)      NET ASSETS       CAPITALIZATION
--------------------------------------------------------------------------------
Growth                              $ 1,915            0.02%               1.91%
Value                                   824            0.02                0.82
Total Stock Market                    4,550            0.02                4.55
--------------------------------------------------------------------------------

The funds' trustees and officers are also directors and officers of Vanguard.

C. The funds' custodian banks have agreed to reduce their fees when the funds maintain cash on deposit in their non-interest-bearing custody accounts. For the year ended December 31, 2001, custodian fee offset arrangements reduced expenses of the Total Stock Market Index Fund by $91,000.

D. During the year ended December 31, 2001, purchases and sales of investment securities other than temporary cash investments were:

--------------------------------------------------------------------------------
                                                               (000)
                                                  ------------------------------
INDEX FUND                                        PURCHASES               SALES
--------------------------------------------------------------------------------
Growth                                          $ 3,353,161         $ 4,209,299
Value                                             2,196,523           1,802,502
Total Stock Market                                6,726,565           1,597,607
--------------------------------------------------------------------------------


     The Value Index Fund used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from realized capital gains. Accordingly, the fund has reclassified $13,767,000 from accumulated net realized gains to paid-in capital. For federal tax purposes, capital gains required to be distributed in December 2001 included net gains realized through October 31, 2001. Subsequently, the fund realized capital losses of $188,160,000, which are available to offset future net capital gains.

     During the year ended December 31, 2001, the Total Stock Market Index Fund realized $646,426,000 of net capital gains resulting from in-kind redemptions--in which shareholders exchange fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

     At December 31, 2001, the funds had the following realized losses available to offset future net capital gains:


--------------------------------------------------------------------------------
                                                        CAPITAL LOSS
                                           -------------------------------------
                                                              EXPIRATION: FISCAL
                                                AMOUNT            YEAR(S) ENDING
INDEX FUND                                       (000)               DECEMBER 31
--------------------------------------------------------------------------------
Growth                                         $  2,293,799            2008-2010
Value                                               188,160                 2010
Total Stock Market                                  196,382            2009-2010
--------------------------------------------------------------------------------

E.  At  December  31,  2001,  net  unrealized  appreciation   (depreciation)  of
investment securities for financial reporting and federal income tax purposes was:

--------------------------------------------------------------------------------
                                                         (000)
                                      ------------------------------------------
                                                                  NET UNREALIZED
                              APPRECIATED        DEPRECIATED        APPRECIATION
INDEX FUND                     SECURITIES         SECURITIES      (DEPRECIATION)
--------------------------------------------------------------------------------
Growth                       $  2,108,859        $ (682,512)       $  1,426,347
Value                             564,555          (699,658)           (135,103)
Total Stock Market              4,193,449        (3,711,066)            482,383
--------------------------------------------------------------------------------

     At December 31, 2001, the aggregate settlement value of open futures contracts expiring in March 2002 and the related unrealized appreciation were:


--------------------------------------------------------------------------------
                                                         (000)
                                      ------------------------------------------
                                                     AGGREGATE        UNREALIZED
                                      NUMBER OF     SETTLEMENT      APPRECIATION
INDEX FUND/FUTURES CONTRACTS     LONG CONTRACTS          VALUE    (DEPRECIATION)
--------------------------------------------------------------------------------
Growth/
  S&P 500/Barra Growth Index                 22        $ 3,275              $ 67
Value/
  S&P 500/Barra Value Index                  20          2,761                28
Total Stock Market/
  S&P 500 Index                             285         81,881               484
  S&P MidCap 400 Index                       64         16,291               194
  Russell 2000 Index                         34          8,318               332
--------------------------------------------------------------------------------

Unrealized appreciation on open futures contracts is required to be treated as realized gain for tax purposes.

F. The market value of securities on loan to broker/dealers at December 31, 2001, and collateral received with respect to such loans were:


--------------------------------------------------------------------------------
                                                         (000)
                                               ---------------------------------
                                               MARKET VALUE                 CASH
                                                  OF LOANED           COLLATERAL
INDEX FUND                                       SECURITIES             RECEIVED
--------------------------------------------------------------------------------
Growth                                         $     36,104            $  37,039
Total Stock Market                                  127,431              151,447
--------------------------------------------------------------------------------


The funds invest cash collateral received in repurchase agreements, and record a liability for the return of the collateral, during the period the securities are on loan.

G. Capital share transactions for each class of shares were:

--------------------------------------------------------------------------------
                                                 YEAR ENDED DECEMBER 31,
                                        ----------------------------------------
                                               2001                  2000
                                        -------------------   ------------------
                                         AMOUNT    SHARES      AMOUNT     SHARES
INDEX FUND                                (000)     (000)       (000)      (000)
--------------------------------------------------------------------------------
GROWTH
Investor Shares
  Issued                             $1,297,952    48,276  $4,456,526   117,226
  Issued in Lieu of Cash Distributions   55,282     2,206      43,793     1,175
  Redeemed                           (2,593,923)  (95,917) (5,101,513) (139,573)
    Net Increase (Decrease)--
     Investor Shares                 (1,240,689)  (45,435)   (601,194)  (21,172)

Admiral Shares
  Issued                                562,503    20,711     787,118    23,688
  Issued in Lieu of Cash Distributions    5,442       217         727        24
  Redeemed                             (260,187)   (9,833)    (15,736)     (508)
    Net Increase (Decrease)--
     Admiral Shares                     307,758    11,095     772,109    23,204

Institutional Shares
  Issued                                340,080    12,678     893,409    24,464
  Issued in Lieu of Cash Distributions    6,817       271       3,314        93
  Redeemed                             (245,227)   (9,084)   (184,132)   (5,018)
    Net Increase (Decrease)--
     Institutional Shares               101,670     3,865     712,591    19,539
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                  Year Ended December 31,
                                         ---------------------------------------
                                               2001                  2000
                                         -------------------  ------------------
                                         Amount    Shares      Amount     Shares
Index Fund                                (000)     (000)       (000)     (000)
--------------------------------------------------------------------------------
Value
Investor Shares
  Issued                               $997,719    48,090  $1,124,488    50,383
  Issued in Lieu of Cash Distributions  185,541     9,384     180,609     8,183
  Redeemed                             (994,622)  (48,686) (1,232,448)  (55,295)
    Net Increase (Decrease)--
      Investor Shares                   188,638     8,788      72,649     3,271

Admiral Shares
  Issued                                520,851    24,773     243,198    10,696
  Issued in Lieu of Cash Distributions   23,065     1,178       5,623       259
  Redeemed                             (112,791)   (5,777)     (2,251)      (99)
    Net Increase (Decrease)--
      Admiral Shares                    431,125    20,174     246,570    10,856

Institutional Shares
Issued                                  277,438    13,003     799,812    35,445
Issued in Lieu of Cash Distributions     60,419     3,049      42,414     1,932
Redeemed                               (344,517)  (17,571)   (228,638)  (10,167)
    Net Increase (Decrease)--
      Institutional Shares               (6,660)   (1,519)    613,588    27,210

Total Stock Market
Investor Shares
Issued                               $4,605,530   177,162  $6,782,818   210,615
Issued in Lieu of Cash Distributions    164,750     6,682     258,721     8,256
Redeemed                             (3,907,697) (146,839) (5,954,630) (188,753)
    Net Increase (Decrease)--
       Investor Shares                  862,583    37,005   1,086,909    30,118

Admiral Shares
Issued                                2,603,765    97,238   2,176,442    72,438
Issued in Lieu of Cash Distributions     34,147     1,388      10,835       390
Redeemed                               (491,503)  (19,283)    (26,823)     (920)
    Net Increase (Decrease)--
      Admiral Shares                  2,146,409    79,343   2,160,454    71,908

Institutional Shares
Issued                                1,987,793    74,471   2,143,402    65,951
Issued in Lieu of Cash Distributions     44,317     1,792      63,649     2,034
Redeemed                             (1,557,785)  (58,434) (1,379,196)  (42,608)
    Net Increase (Decrease)--
      Institutional Shares              474,325    17,829     827,855    25,377

VIPER Shares
Issued                                1,132,586    11,299          --        --
Issued in Lieu of Cash Distributions         18        --          --        --
Redeemed                                     --        --          --        --
    Net Increase (Decrease)--
      VIPER Shares                    1,132,604    11,299          --        --
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Trustees of Vanguard U.S. Stock Index Funds:

In our opinion, the statements of net assets appearing herein and in the insert to this annual report and the accompanying related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Growth Index Fund, Value Index Fund, and Total Stock Market Index Fund (separate funds of Vanguard U.S. Stock Index Funds, hereafter referred to as the "Funds") at December 31, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

January 31, 2002


--------------------------------------------------------------------------------
SPECIAL 2001 TAX INFORMATION
(UNAUDITED) FOR VANGUARD U.S. STOCK INDEX FUNDS(LARGE-CAPITALIZATION PORTFOLIOS)

This information for the fiscal year ended December 31, 2001, is included pursuant to provisions of the Internal Revenue Code.

     The Value Index Fund distributed $180,073,000 as capital gain dividends (from net long-term capital gains) to shareholders during the fiscal year, all of which is designated as a 20% rate gain distribution.

     For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

-----------------------------------------------
INDEX FUND                           PERCENTAGE
-----------------------------------------------
Growth                                     100%
Value                                      100%
Total Stock Market                         100%
-----------------------------------------------

ADVANTAGES OF VANGUARD.COM(TM)                           [PICTURE OF A COMPUTER]

Why wait for the mail? You can get fund reports like this one sooner--and reduce the amount of mail you receive from us. Simply choose to view your fund reports online.

    Consider the benefits of using Vanguard.com. On our website, you can:
*    Choose to receive all fund reports, as well as prospectuses, online.
* Request a courtesy e-mail to notify you when a new fund report or prospectus is available.

     When you receive fund reports and prospectuses online, you lower Vanguard's printing and postage costs--and that helps to reduce the expense ratios of your funds. You will continue to receive confirmations of purchases, redemptions, and other account activity by mail.

HOW TO NOTIFY US ABOUT YOUR MAILING PREFERENCES

You can easily tell us to stop mailing your fund reports and prospectuses. Just log on to Vanguard.com (or follow the easy steps to register for secure, online access to your accounts) and update your Web profile. Registered users can also view their account values; download records of recent transactions; research and track the performance of individual securities and funds; buy, exchange, and sell fund shares; and much more.

     If you invest directly with us, you can also elect to receive all of your account statements online or to continue the mailing of only your year-end statements, which detail every transaction you make during the year. However, if you invest with us through an employer-sponsored retirement plan or a financial intermediary, some of these options may not be available to you.

     All Vanguard shareholders can choose to receive our electronic newsletters:
ECONOMIC WEEK IN REVIEW, a recap of each week's key economic reports and market activity; and WHAT'S NEW AT VANGUARD, a monthly update on our mutual funds, services, and online resources.


YOUR ONLINE INFORMATION IS SECURE

Vanguard.com uses some of the most secure forms of online communication available, including data encryption and Secure Sockets Layer (SSL) protocol. These technologies provide a high level of security and privacy when you access your account information, initiate online transactions, or send us messages.

THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

     A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

     Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the

-------------------------------------------------------------------------------------------------------------
NAME                     POSITION(S) HELD WITH FUND
(DATE OF BIRTH)           (NUMBER OF VANGUARD FUNDS
TRUSTEE/OFFICER SINCE          OVERSEEN BY TRUSTEE)        PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
-------------------------------------------------------------------------------------------------------------
JOHN J. BRENNAN*           Chairman of the Board,         Chairman of the Board, Chief Executive Officer, and
(July 29, 1954)            Chief Executive Officer,       Director/Trustee  of  The Vanguard Group, Inc., and
May 1987                   and Trustee                    of  each of  the investment companies served by The
                           (106)                          Vanguard Group.
-------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

CHARLES D. ELLIS           Trustee                        The   Partners   of   '63  (pro  bono  ventures  in
(October 23, 1937)         (106)                          education); Senior  Adviser to Greenwich Associates
January 2001                                              (international    business-strategy    consulting);
                                                          Successor  Trustee  of Yale University; Overseer of
                                                          the   Stern   School   of  Business  at   New  York
                                                          University;  Trustee of the Whitehead Institute for
                                                          Biomedical Research.
-------------------------------------------------------------------------------------------------------------
RAJIV L. GUPTA             Trustee                        Chairman and Chief Executive Officer (since October
(December 23, 1945)        (84)                           1999), Vice Chairman (January-September 1999),  and
December 2001                                             Vice President  (prior to September 1999)  of  Rohm
                                                          and Haas Co.  (chemicals); Director  of Technitrol,
                                                          Inc.  (electronic components),  and  Agere  Systems
                                                          (communications components); Board  Member  of  the
                                                          American Chemistry Council;  and Trustee  of Drexel
                                                          University.
-------------------------------------------------------------------------------------------------------------
JOANN HEFFERNAN HEISEN     Trustee                        Vice President, Chief Information Officer, and
(January 25, 1950)         (106)                          Member  of  the  Executive  Committee  of Johnson &
                                                          Johnson  (pharmaceuticals/consumer products);  July
                                                          1998  Director  of  the Medical Center at Princeton
                                                          and Women's Research and Education Institute.
-------------------------------------------------------------------------------------------------------------
BRUCE K. MACLAURY          Trustee                        President  Emeritus  of  The  Brookings Institution
(May 7, 1931)              (86)                           (an      independent,      nonpartisan     research
                                                          organization);  Director  of  the  American Express
                                                          January 1990 Bank, Ltd.,  The  St.  Paul Companies,
                                                          Inc.  (insurance and financial services),  and  the
                                                          National Steel Corp.
-------------------------------------------------------------------------------------------------------------
BURTON G. MALKIEL          Trustee                        Chemical Bank Chairman's Professor of Economics,
(August 28, 1932)          (104)                          Princeton   University;   Director   of  Prudential
May 1977                                                  Insurance Co.   of America, BKF Capital (investment
                                                          management), The  Jeffrey  Co. (a holding company),
                                                          and NeuVis, Inc. (a software company).
-------------------------------------------------------------------------------------------------------------
ALFRED M. RANKIN, JR.      Trustee                        Chairman, President, Chief  Executive Officer, and
(October 8, 1941)          (106)                          Director of NACCO Industries, Inc. (forklift trucks
January 1993                                              /housewares/lignite);     Director   of    Goodrich
                                                          Corporation  (industrial  products/aircraft systems
                                                          and services); Director  of  the  Standard Products
                                                          Company  (a  supplier  for the automotive industry)
                                                          until 1998.
-------------------------------------------------------------------------------------------------------------
JAMES O. WELCH, JR.        Trustee                        Retired  Chairman  of Nabisco Brands, Inc.; retired
(May 13, 1931)             (106)                          Vice Chairman and Director of RJR Nabisco; Director
September 1971                                            of TECO Energy, Inc.
-------------------------------------------------------------------------------------------------------------
J. LAWRENCE WILSON         Trustee                        Retired  Chairman  and  Chief  Executive Officer of
(March 2, 1936)            (106)                          Rohm  and  Haas Co.(chemicals); Director of Cummins
April 1985 Corp.                                          Inc.  (diesel engines), The  Mead (paper products),
                                                          and    AmerisourceBergen    Corp.   (pharmaceutical
                                                          distribution);  Trustee  of  Vanderbilt University.
-------------------------------------------------------------------------------------------------------------

activities of the funds. Among board members' responsibilities are selecting investment advisers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

     Each trustee serves a fund until its termination; or until the trustee's retirement, resignation, or death; or otherwise as specified in the fund's organizational documents. Any trustee may be removed at a shareholders' meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

-------------------------------------------------------------------------------------------------------------
NAME                       POSITION(S) HELD WITH FUND
(DATE OF BIRTH)            (NUMBER OF VANGUARD FUNDS
TRUSTEE/OFFICER SINCE      OVERSEEN BY TRUSTEE)           PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
-------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS*

R. GREGORY BARTON          Secretary                      Managing  Director  and  General  Counsel   of  The
(April 25, 1951)           (106)                          Vanguard   Group,   Inc.  (since  September  1997);
June 2001                                                 Secretary of The Vanguard Group, and of each of the
                                                          investment companies served by  The Vanguard Group;
                                                          Principal of The Vanguard Group (prior to September
                                                          1997).
-------------------------------------------------------------------------------------------------------------
THOMAS J. HIGGINS          Treasurer                      Principal of The Vanguard Group, Inc.; Treasurer of
(May 21, 1957)             (106)                          each of  the  investment companies  served  by  The
July 1998                                                 Vanguard Group.
-------------------------------------------------------------------------------------------------------------
* Officers of the Funds are  "interested  persons" as defined in the  Investment Company Act of 1940.

More  information   about  the  trustees  is  in  the  Statement  of  Additional
Information, available from The Vanguard Group.

VANGUARD SENIOR MANAGEMENT TEAM

Mortimer J. Buckley, Information Technology.
F. William McNabb, III, Institutional Investor Group.
James H. Gately, Direct Investor Services.
Michael S. Miller, Planning and Development.
Kathleen C. Gubanich, Human Resources.
Ralph K. Packard, Chief Financial Officer.
Ian A. MacKinnon, Fixed Income Group.
George U. Sauter, Quantitative Equity Group.
--------------------------------------------------------------------------------
John C. Bogle, Founder; Chairman and Chief Executive Officer, 1974-1996.


Vanguard, The Vanguard Group, Vanguard.com, Admiral, VIPER, Explorer, Morgan, LifeStrategy, STAR, Wellesley, Wellington, Windsor, and the ship logo are trademarks of The Vanguard Group, Inc.

Standard & Poor's(R), S&P(R), S&P 500(R), Standard & Poor's 500, and 500 are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by The Vanguard Group, Inc. Vanguard mutual funds are not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the funds.

Calvert Social Index is a trademark of Calvert Group, Ltd., and has been licensed for use by The Vanguard Group, Inc. Vanguard Calvert Social Index Fund is not sponsored, endorsed, sold, or promoted by Calvert Group, Ltd., and Calvert Group, Ltd., makes no representation regarding the advisability of investing in the fund.

All other marks are the property of their respective owners.

[PICTURE OF THE VANGUARD SHIP]
[THE VANGUARD LOGO]
POST OFFICE BOX 2600
VALLEY FORGE, PA 19482-2600

ABOUT OUR COVER

Our cover photograph was taken by Michael Kahn in September 2000 aboard HMS Rose in New York's Long Island Sound. Mr. Kahn is a renowned photographer--and accomplished sailor--whose work often focuses on seascapes and nautical images. The photograph is copyrighted by Mr. Kahn.

FOR MORE INFORMATION

This report is intended for the fund's shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.

     To receive a free copy of the prospectus or the Statement of Additional Information, or to request additional information about the fund or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through VANGUARD.COM(TM). Prospectuses may also be viewed online.

FUND INFORMATION
1-800-662-7447

TEXT TELEPHONE
1-800-952-3335

DIRECT INVESTOR ACCOUNT SERVICES
1-800-662-2739

INSTITUTIONAL INVESTOR SERVICES
1-800-523-1036

WORLD WIDE WEB
www.vanguard.com

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

(C)2002 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

Q850 022002

VANGUARD(R)U.S. STOCK INDEX FUNDS
  TOTAL STOCK MARKET INDEX FUND

STATEMENT OF NET ASSETS * DECEMBER 31, 2001

The Statement of Net Assets should be read in conjunction with the Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, Notes to Financial Statements, and Report of Independent Accountants, all of which appear in the accompanying report.

     This Statement provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. Common stocks are listed in descending market value order. Temporary cash investments and other assets are added to, and liabilities are subtracted from, the value of Total Common Stocks to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

     At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

--------------------------------------------------------------------------------
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                                SHARES           (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.5%)(1)
--------------------------------------------------------------------------------
  General Electric Co.                         $      19,278,842   $    772,696
* Microsoft Corp.                                     10,459,035        692,911
  Exxon Mobil Corp.                                   13,284,183        522,068
  Citigroup, Inc.                                      9,991,113        504,351
  Wal-Mart Stores, Inc.                                8,655,562        498,128
  Pfizer, Inc.                                        12,208,734        486,518
  Intel Corp.                                         13,034,577        409,937
  International Business Machines Corp.                3,345,349        404,653
  American International Group, Inc.                   5,073,418        402,829
  Johnson & Johnson                                    5,956,956        352,057
* AOL Time Warner Inc.                                 8,596,488        275,947
  Merck & Co., Inc.                                    4,417,437        259,745
* Cisco Systems, Inc.                                 14,263,237        258,307
  SBC Communications Inc.                              6,528,129        255,707
  Verizon Communications                               5,271,384        250,180
  Home Depot, Inc.                                     4,550,713        232,132
  The Coca-Cola Co.                                    4,838,337        228,128
* Berkshire Hathaway Inc.Class A                           2,809        212,360
  Procter & Gamble Co.                                 2,521,419        199,520
  Philip Morris Cos., Inc.                             4,207,685        192,922
  Bank of America Corp.                                3,055,407        192,338
  Bristol-Myers Squibb Co.                             3,757,432        191,629
  ChevronTexaco Corp.                                  2,077,576        186,172
  Eli Lilly & Co.                                      2,189,630        171,974
  Abbott Laboratories                                  3,015,500        168,114
  PepsiCo, Inc.                                        3,403,968        165,739
  American Home Products Corp.                         2,561,234        157,157
  Fannie Mae                                           1,945,610        154,676
* Viacom Inc. Class B                                  3,433,915        151,607
* Oracle Corp.                                        10,832,443        149,596
  Wells Fargo Co.                                      3,292,106        143,042
  J.P. Morgan Chase & Co.                              3,831,505        139,275
  BellSouth Corp.                                      3,649,768        139,239
* Dell Computer Corp.                                  5,081,975        138,128
  AT&T Corp.                                           6,889,172        124,970
  Medtronic, Inc.                                      2,353,294        120,512
  Morgan Stanley Dean Witter & Co.                     2,129,850        119,144
* Amgen, Inc.                                          2,033,860        114,791
  Pharmacia Corp.                                      2,503,988        106,795
  Schering-Plough Corp.                                2,847,398        101,965
  Texas Instruments, Inc.                              3,376,139         94,532
  American Express Co.                                 2,593,705         92,569

--------------------------------------------------------------------------------
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                                SHARES           (000)
--------------------------------------------------------------------------------
  Minnesota Mining & Manufacturing Co.         $         762,171   $     90,096
  Bank One Corp.                                       2,267,074         88,529
  Freddie Mac                                          1,348,579         88,197
  Merrill Lynch & Co., Inc.                            1,645,203         85,748
  E.I. du Pont de Nemours & Co.                        1,990,861         84,632
  Wachovia Corp.                                       2,649,452         83,087
  The Walt Disney Co.                                  3,958,945         82,029
* WorldCom Inc.- WorldCom Group                        5,740,886         80,832
  U.S. Bancorp                                         3,798,059         79,493
* Sun Microsystems, Inc.                               6,335,056         77,921
  Anheuser-Busch Cos., Inc.                            1,717,250         77,637
  Hewlett-Packard Co.                                  3,779,024         77,621
* QUALCOMM, Inc.                                       1,485,996         75,043
  FleetBoston Financial Corp.                          2,029,397         74,073
  Target Corp.                                         1,757,721         72,154
  Automatic Data Processing, Inc.                      1,205,832         71,024
* AT&T Wireless Services Inc.                          4,921,235         70,718
  Lowe's Cos., Inc.                                    1,507,252         69,952
  Fifth Third Bancorp                                  1,120,851         68,742
  Gillette Co.                                         2,051,579         68,523
  Walgreen Co.                                         1,982,175         66,720
  McDonald's Corp.                                     2,515,610         66,588
* Comcast Corp.-Special Class A                        1,825,197         65,707
  Motorola, Inc.                                       4,326,042         64,977
* Liberty Media Corp.                                  4,625,341         64,755
* Applied Materials, Inc.                              1,589,225         63,728
  Electronic Data Systems Corp.                          921,570         63,174
  The Boeing Co.                                       1,619,483         62,804
  Colgate-Palmolive Co.                                1,076,827         62,187
  Baxter International, Inc.                           1,152,225         61,794
  Schlumberger Ltd.                                    1,121,002         61,599
  Kimberly-Clark Corp.                                 1,028,889         61,528
  Dow Chemical Co.                                     1,755,905         59,314
  United Technologies Corp.                              915,427         59,164
  Duke Energy Corp.                                    1,503,857         59,041
* Clear Channel Communications, Inc.                   1,154,080         58,754
  Alcoa Inc.                                           1,649,370         58,635
  The Bank of New York Co., Inc.                       1,430,701         58,373
  MBNA Corp.                                           1,657,225         58,334
  First Data Corp.                                       740,843         58,119
* EMC Corp.                                            4,313,732         57,977
  Marsh & McLennan Cos., Inc.                            535,861         57,578
  Cardinal Health, Inc.                                  876,516         56,676
  Washington Mutual, Inc.                              1,707,028         55,820
  Ford Motor Co.                                       3,523,646         55,392
  Honeywell International Inc.                         1,581,489         53,486
  General Motors Corp.                                 1,079,907         52,483
  Household International, Inc.                          888,828         51,499
  Emerson Electric Co.                                   833,457         47,590
* Sprint PCS                                           1,918,813         46,838
* Cox Communications, Inc. Class A                     1,114,466         46,707
  Allstate Corp.                                       1,384,690         46,664
* Kohl's Corp.                                           648,856         45,705
  Qwest Communications International Inc.              3,232,154         45,670
  Metropolitan Life Insurance Co.                      1,407,465         44,588
  Phillips Petroleum Co.                                 738,866         44,524
  El Paso Corp.                                          990,637         44,192
  UnitedHealth Group Inc.                                611,229         43,257
  Lucent Technologies, Inc.                            6,623,183         41,660
  Charles Schwab Corp.                                 2,654,064         41,058
* Safeway, Inc.                                          983,131         41,046
  Illinois Tool Works, Inc.                              591,193         40,036
  Lockheed Martin Corp.                                  852,393         39,781
* Costco Wholesale Corp.                                 875,287         38,845
  Waste Management, Inc.                               1,216,928         38,832
  Computer Associates International, Inc.              1,120,929         38,661
  HCA Inc.                                             1,000,148         38,546
  International Paper Co.                                939,589         37,912
  ALLTEL Corp.                                           608,927         37,589
* Cendant Corp.                                        1,909,094         37,437
* Tenet Healthcare Corp.                                 630,709         37,035
  General Mills, Inc.                                    707,245         36,784
* Micron Technology, Inc.                              1,161,435         36,004
* eBay Inc.                                              535,258         35,809
  The Goldman Sachs Group, Inc.                          384,128         35,628
  United Parcel Service, Inc.                            650,037         35,427
  SunTrust Banks, Inc.                                   564,800         35,413
* Veritas Software Corp.                                 780,146         34,974
  Caterpillar, Inc.                                      667,859         34,896
  Sprint Corp.                                         1,724,659         34,631
  Gannett Co., Inc.                                      514,572         34,595
  Mellon Financial Corp.                                 918,412         34,551
  Conoco Inc.                                          1,215,401         34,396
  National City Corp.                                  1,173,519         34,314
  Sysco Corp.                                          1,308,516         34,309
  Sara Lee Corp.                                       1,530,264         34,018
  Southern Co.                                         1,338,296         33,926
  State Street Corp.                                     633,080         33,078
* Maxim Integrated Products, Inc.                        627,216         32,935
* The Kroger Co.                                       1,576,902         32,910
  Omnicom Group Inc.                                     360,431         32,205
* Concord EFS, Inc.                                      979,147         32,096
  Compaq Computer Corp.                                3,286,417         32,075
  Harley-Davidson, Inc.                                  588,565         31,965

--------------------------------------------------------------------------------
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                                SHARES           (000)
--------------------------------------------------------------------------------
  Carnival Corp.                               $       1,137,377   $     31,938
  BB&T Corp.                                             871,568         31,472
  PNC Financial Services Group                           556,798         31,292
  General Dynamics Corp.                                 390,938         31,134
* Analog Devices, Inc.                                   699,818         31,065
  Lehman Brothers Holdings, Inc.                         463,906         30,989
  Dominion Resources, Inc.                               509,129         30,599
* FedEx Corp.                                            587,495         30,479
* Best Buy Co., Inc.                                     408,017         30,389
  Exelon Corp.                                           623,703         29,863
  Sears, Roebuck & Co.                                   626,440         29,844
* Guidant Corp.                                          597,184         29,740
  NIKE, Inc. Class B                                     527,836         29,685
  The Hartford Financial Services Group Inc.             471,944         29,652
* Prudential Financial, Inc.                             884,500         29,357
* Immunex Corp.                                        1,059,143         29,349
* Forest Laboratories, Inc.                              344,806         28,257
  H.J. Heinz Co.                                         678,366         27,894
  Anadarko Petroleum Corp.                               487,801         27,731
  Union Pacific Corp.                                    482,328         27,493
  Southwest Airlines Co.                               1,481,372         27,376
  American Electric Power Co., Inc.                      626,849         27,287
  CIGNA Corp.                                            285,681         26,468
* General Motors Corp. Class H                         1,706,156         26,360
  USA Education Inc.                                     310,623         26,099
  Northern Trust Corp.                                   433,020         26,076
  Williams Cos., Inc.                                  1,000,366         25,529
* Agilent Technologies, Inc.                             890,445         25,387
  Paychex, Inc.                                          726,440         25,316
* Xilinx, Inc.                                           647,146         25,271
* Siebel Systems, Inc.                                   898,912         25,152
  AFLAC, Inc.                                          1,022,787         25,120
  ConAgra Foods, Inc.                                  1,044,663         24,832
  Albertson's, Inc.                                      788,202         24,820
* Genzyme Corp.                                          410,196         24,554
  Raytheon Company                                       753,539         24,467
  John Hancock Financial Services, Inc.                  588,781         24,317
  Linear Technology Corp.                                618,354         24,141
  Equity Office Properties Trust REIT                    801,617         24,113
  TXU Corp.                                              508,266         23,965
  Baker Hughes, Inc.                                     653,398         23,829
  Kellogg Co.                                            790,039         23,780
  Campbell Soup Co.                                      794,744         23,739
* PeopleSoft, Inc.                                       588,770         23,669
  The Gap, Inc.                                        1,672,073         23,309
  The McGraw-Hill Cos., Inc.                             379,924         23,168
* Genentech, Inc.                                        423,295         22,964
  The Chubb Corp.                                        329,769         22,754
  Weyerhaeuser Co.                                       418,825         22,650
  CVS Corp.                                              764,968         22,643
  Wrigley, (Wm.) Jr. Co.                                 439,738         22,589
  Capital One Financial Corp.                            417,744         22,537
* Gemstar-TV Guide International, Inc.                   806,020         22,327
  Stryker Corp.                                          381,790         22,285
* JDS Uniphase Corp.                                   2,562,346         22,241
  Masco Corp.                                            894,917         21,925
  Burlington Northern Santa Fe Corp.                     762,668         21,759
  Tribune Co.                                            580,658         21,734
  Northrop Grumman Corp.                                 214,692         21,643
  Interpublic Group of Cos., Inc.                        729,444         21,548
  Avon Products, Inc.                                    461,995         21,483
  Progressive Corp. of Ohio                              143,762         21,464
  May Department Stores Co.                              576,607         21,323
  TJX Cos., Inc.                                         529,625         21,111
  Transocean Sedco Forex Inc.                            619,053         20,936
  Loews Corp.                                            377,461         20,904
  McKesson Corp.                                         554,450         20,736
* Broadcom Corp.                                         505,710         20,668
  FirstEnergy Corp.                                      587,338         20,545
  Air Products & Chemicals, Inc.                         432,412         20,284
* Sanmina-SCI Corp.                                    1,011,525         20,129
  KeyCorp                                                826,402         20,115
* IDEC Pharmaceuticals Corp.                             291,778         20,112
* King Pharmaceuticals, Inc.                             475,701         20,041
  Deere & Co.                                            457,047         19,955
  Comerica, Inc.                                         347,131         19,891
* Yahoo!, Inc.                                         1,102,789         19,563
  FPL Group, Inc.                                        342,472         19,315
  Marriott International, Inc. Class A                   474,631         19,294
  Allergan, Inc.                                         256,056         19,217
* MedImmune Inc.                                         414,178         19,197
  Occidental Petroleum Corp.                             721,319         19,137
  Progress Energy, Inc.                                  423,611         19,075
* Bed Bath & Beyond, Inc.                                562,020         19,052
* Boston Scientific Corp.                                781,012         18,838
* NVIDIA Corp.                                           281,090         18,805
  Aon Corp.                                              522,917         18,574
  Kraft Foods Inc.                                       544,780         18,539
  Xcel Energy, Inc.                                      668,273         18,538
  Archer-Daniels-Midland Co.                           1,290,838         18,524
  The Clorox Co.                                         460,017         18,194
  Golden West Financial Corp.                            308,877         18,177
  Pitney Bowes, Inc.                                     480,678         18,078
  USX-Marathon Group                                     601,121         18,034
  Hershey Foods Corp.                                    266,167         18,020
  Franklin Resources Corp.                               510,735         18,014
* Solectron Corp.                                      1,595,289         17,995
* KLA-Tencor Corp.                                       360,664         17,875
  Lincoln National Corp.                                 366,885         17,820
  St. Paul Cos., Inc.                                    402,774         17,710
* Intuit, Inc.                                           407,645         17,439
  Dynegy, Inc.                                           682,216         17,397
  Praxair, Inc.                                          312,572         17,270
  Unocal Corp.                                           474,070         17,100

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                          SHARES           (000)
--------------------------------------------------------------------------------
  Public Service Enterprise Group, Inc.        $         404,976   $     17,086
  PPG Industries, Inc.                                   327,751         16,951
* AES Corp.                                            1,035,584         16,932
* The Principal Financial Group                          702,408         16,858
  Entergy Corp.                                          429,524         16,799
* NEXTEL Communications, Inc.                          1,532,192         16,793
  Danaher Corp.                                          277,592         16,742
* USA Networks, Inc.                                     611,370         16,697
  Consolidated Edison Inc.                               413,287         16,680
  Becton, Dickinson & Co.                                501,569         16,627
  Eastman Kodak Co.                                      564,395         16,610
* Staples, Inc.                                          887,563         16,597
* Biogen, Inc.                                           289,110         16,580
  Coca-Cola Enterprises, Inc.                            867,170         16,424
* Univision Communications Inc.                          405,568         16,409
  Applera Corp. - Applied Biosystems Group               416,883         16,371
  SouthTrust Corp.                                       661,911         16,329
* Chiron Corp.                                           369,315         16,191
  Corning, Inc.                                        1,811,726         16,161
  Biomet, Inc.                                           522,685         16,151
* Computer Sciences Corp.                                328,365         16,083
* Altera Corp.                                           752,218         15,962
* Electronic Arts Inc.                                   266,256         15,962
  H & R Block, Inc.                                      355,926         15,910
* VeriSign, Inc.                                         415,687         15,813
  Cintas Corp.                                           328,755         15,780
* Federated Department Stores, Inc.                      385,152         15,753
* SunGard Data Systems, Inc.                             542,338         15,690
  MBIA, Inc.                                             288,752         15,486
* Fox Entertainment Group, Inc. Class A                  581,162         15,418
  Reliant Energy, Inc.                                   579,084         15,357
* Fiserv, Inc.                                           362,800         15,354
* AutoZone Inc.                                          209,373         15,033
  Equity Residential Properties Trust REIT               523,152         15,020
  Burlington Resources, Inc.                             399,644         15,003
  Delphi Automotive Systems Corp.                      1,090,810         14,900
* Apple Computer, Inc.                                   679,809         14,888
  Rohm & Haas Co.                                        428,828         14,850
* Brocade Communications Systems, Inc.                   446,026         14,772
* Lexmark International, Inc.                            249,609         14,727
  Dover Corp.                                            395,661         14,667
  CSX Corp.                                              415,027         14,547
* PG&E Corp.                                             752,951         14,487
  Adobe Systems, Inc.                                    465,206         14,445
  Mattel, Inc.                                           839,260         14,435
* WellPoint Health Networks Inc. Class A                 123,323         14,410
  Xerox Corp.                                          1,376,889         14,347
  Newell Rubbermaid, Inc.                                518,616         14,298
  Intimate Brands, Inc.                                  956,480         14,213
  Synovus Financial Corp.                                564,655         14,145
* Starbucks Corp.                                        739,502         14,088
* Tricon Global Restaurants, Inc.                        286,154         14,079
* Network Appliance, Inc.                                636,247         13,915
  J.C. Penney Co., Inc.                                  511,911         13,770
  M & T Bank Corp.                                       188,691         13,746
  Norfolk Southern Corp.                                 749,175         13,732
  Ingersoll-Rand Co.                                     327,698         13,701
  Jefferson-Pilot Corp.                                  295,861         13,689
  Johnson Controls, Inc.                                 169,131         13,657
  AmSouth Bancorp                                        713,565         13,486
  DTE Energy Co.                                         320,661         13,449
  Regions Financial Corp.                                442,826         13,258
  The Pepsi Bottling Group, Inc.                         559,902         13,158
* Quest Diagnostics, Inc.                                183,054         13,127
  New York Times Co. Class A                             302,011         13,062
* St. Jude Medical, Inc.                                 166,762         12,949
  GlobalSantaFe Corporation                              453,029         12,920
  MGIC Investment Corp.                                  208,766         12,885
  Marshall & Ilsley Corp.                                203,615         12,885
* EchoStar Communications Corp.                          468,247         12,863
  AmerisourceBergen Corp.                                200,114         12,717
* CNA Financial Corp.                                    435,501         12,704
* Convergys Corp.                                        333,043         12,486
  UnumProvident Corp.                                    470,275         12,467
* Mirant Corp.                                           776,611         12,441
  Kinder Morgan, Inc.                                    223,226         12,431
* Cablevision Systems- NY Group Class A                  259,227         12,300
  Genuine Parts Co.                                      334,853         12,289
  Moody's Corp.                                          306,546         12,219
  The Limited, Inc.                                      829,498         12,210
  Georgia Pacific Group                                  440,244         12,155
  Avery Dennison Corp.                                   214,847         12,145
* Gilead Sciences, Inc.                                  184,217         12,107
* BerkshireHathaway Inc. Class B                           4,786         12,085
  Apache Corp.                                           242,017         12,072
  Union Planters Corp.                                   266,647         12,034
  Cincinnati Financial Corp.                             313,219         11,949
  AMBAC Financial Group Inc.                             205,982         11,918
* BEA Systems, Inc.                                      773,798         11,916
* Tellabs, Inc.                                          796,494         11,916
* Juniper Networks, Inc.                                 628,593         11,912
* DST Systems, Inc.                                      238,492         11,889
* Affiliated Computer Services, Inc. Class A             111,945         11,881
* International Game Technology                          173,127         11,825
  Molex, Inc.                                            380,795         11,786
  Charter One Financial                                  430,118         11,678
  UnionBanCal Corp.                                      306,773         11,657

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                          SHARES           (000)
--------------------------------------------------------------------------------
  Stilwell Financial, Inc.                     $         426,711   $     11,615
  Fortune Brands, Inc.                                   292,636         11,585
* Zimmer Holdings, Inc.                                  378,038         11,545
  Starwood Hotels & Resorts Worldwide, Inc.              386,363         11,533
  Textron, Inc.                                          274,867         11,396
  Ameren Corp.                                           267,406         11,311
* HEALTHSOUTH Corp.                                      759,754         11,260
  IMS Health, Inc.                                       574,186         11,202
  UST, Inc.                                              319,605         11,186
  Willamette Industries, Inc.                            213,372         11,121
* LSI Logic Corp.                                        703,110         11,095
* Laboratory Corp. of America Holdings                   136,934         11,071
  Halliburton Co.                                        836,473         10,958
* Sabre Holdings Corp.                                   258,487         10,947
* Novellus Systems, Inc.                                 277,298         10,939
  Amerada Hess Corp.                                     173,783         10,861
  RadioShack Corp.                                       360,755         10,859
  Bear Stearns Co., Inc.                                 184,739         10,833
  Kerr-McGee Corp.                                       197,399         10,817
* Office Depot, Inc.                                     583,410         10,816
* Advanced Micro Devices, Inc.                           668,905         10,609
* Cadence Design Systems, Inc.                           483,800         10,605
* SPX Corp.                                               77,160         10,563
  Circuit City Stores, Inc.                              405,646         10,527
  R.J. Reynolds Tobacco Holdings, Inc.                   186,251         10,486
  Parker Hannifin Corp.                                  227,302         10,435
* BJ Services Co.                                        320,571         10,403
* National Semiconductor Corp.                           337,713         10,398
* Millennium Pharmaceuticals, Inc.                       423,363         10,377
* Teradyne, Inc.                                         344,164         10,373
  Cinergy Corp.                                          310,031         10,364
  Telephone & Data Systems, Inc.                         114,305         10,259
* Metro-Goldwyn-Mayer Inc.                               466,394         10,214
* Apollo Group, Inc. Class A                             226,803         10,208
  E.W. Scripps Co. Class A                               154,323         10,185
  Knight Ridder                                          156,519         10,163
  National Commerce Financial Corp.                      399,348         10,104
  North Fork Bancorp, Inc.                               314,660         10,066
  Family Dollar Stores, Inc.                             334,736         10,035
  Ecolab, Inc.                                           248,230          9,991
  Eaton Corp.                                            134,231          9,988
  PPL Corp.                                              284,321          9,909
* Microchip Technology, Inc.                             255,690          9,905
  Plum Creek Timber Company Inc.                         348,662          9,885
  Simon Property Group, Inc. REIT                        335,677          9,845
  Sempra Energy                                          400,700          9,837
* Waters Corp.                                           253,725          9,832
* Nabors Industries, Inc.                                285,714          9,809
  Washington Post Co. Class B                             18,479          9,794
* Calpine Corp.                                          582,055          9,773
  PACCAR, Inc.                                           148,846          9,767
  Devon Energy Corp.                                     252,173          9,746
* Andrx Corp. - Andrx Group                              136,905          9,639
  Torchmark Corp.                                        244,033          9,598
  Countrywide Credit Industries, Inc.                    234,193          9,595
* Edison International                                   635,390          9,594
  Dollar General Corp.                                   643,530          9,589
  SEI Corp.                                              211,581          9,544
  Whirlpool Corp.                                        129,806          9,519
* American Standard Cos., Inc.                           139,005          9,484
  Vulcan Materials Co.                                   196,709          9,430
  Zions Bancorp                                          179,201          9,422
* Charter Communications, Inc.                           572,906          9,413
* Symantec Corp.                                         141,378          9,378
* Anthem, Inc.                                           188,596          9,336
  KeySpan Corp.                                          268,992          9,321
* Adelphia Communications Corp. Class A                  298,883          9,319
  Transatlantic Holdings, Inc.                           101,891          9,272
  NiSource, Inc.                                         401,975          9,270
* TMP Worldwide, Inc.                                    214,633          9,208
* CDW Computer Centers, Inc.                             170,840          9,176
  Aetna Inc.                                             277,160          9,144
  Mylan Laboratories, Inc.                               243,748          9,141
* CIENA Corp.                                            637,009          9,116
* Robert Half International, Inc.                        341,278          9,112
  Dow Jones & Co., Inc.                                  166,343          9,104
  First Tennessee National Corp.                         250,230          9,073
  TRW, Inc.                                              244,335          9,050
  CenturyTel, Inc.                                       274,366          8,999
* MGM Mirage, Inc.                                       310,688          8,970
  Tiffany & Co.                                          284,799          8,963
  W.W. Grainger, Inc.                                    185,204          8,890
* Noble Drilling Corp.                                   261,047          8,886
  EOG Resources, Inc.                                    226,176          8,846
  Allegheny Energy, Inc.                                 242,512          8,784
  Leggett & Platt, Inc.                                  381,764          8,781
* Health Management Associates Class A                   476,705          8,771
  Archstone-Smith Trust                                  329,689          8,671
* Sepracor Inc.                                          151,516          8,646
  ITT Industries, Inc.                                   171,051          8,638
* Jabil Circuit, Inc.                                    378,013          8,588
  VF Corp.                                               218,011          8,505
  Constellation Energy Group                             318,557          8,458
* Compuware Corp.                                        715,291          8,433
* Thermo Electron Corp.                                  352,744          8,416
  Sherwin-Williams Co.                                   305,347          8,397
  Huntington Bancshares Inc.                             488,277          8,393
* Human Genome Sciences, Inc.                            248,799          8,390
  PerkinElmer, Inc.                                      238,545          8,354
  Brown-Forman Corp. Class B                             133,264          8,342

--------------------------------------------------------------------------------
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                                SHARES           (000)
--------------------------------------------------------------------------------
  T. Rowe Price Group Inc.                     $         239,404   $      8,315
* Harrah's Entertainment, Inc.                           223,479          8,271
* Weatherford International, Inc.                        221,266          8,244
  Darden Restaurants Inc.                                230,104          8,146
* Citrix Systems, Inc.                                   359,395          8,144
  Dime Bancorp, Inc.                                     224,924          8,115
* Comverse Technology, Inc.                              360,706          8,069
  American Water Works Co., Inc.                         193,151          8,064
* Agere Systems Inc.                                   1,416,063          8,057
  ServiceMaster Co.                                      583,803          8,056
* AutoNation, Inc.                                       651,298          8,031
  Total System Services, Inc.                            378,846          8,024
  AVX Corp.                                              339,988          8,020
  Nucor Corp.                                            151,106          8,003
* QLogic Corp.                                           179,293          7,980
* Toys R Us, Inc.                                        384,232          7,969
  Tyson Foods, Inc.                                      685,867          7,922
  Vornado Realty Trust REIT                              190,147          7,910
* Jones Apparel Group, Inc.                              237,642          7,883
  Diamond Offshore Drilling, Inc.                        259,199          7,880
  Hilton Hotels Corp.                                    717,198          7,832
* IVAX Corp.                                             388,767          7,830
* Amazon.com, Inc.                                       723,282          7,826
  Estee Lauder Cos. Class A                              243,870          7,818
* BMC Software, Inc.                                     474,365          7,765
  The Stanley Works                                      166,560          7,757
  Radian Group, Inc.                                     180,558          7,755
* Unisys Corp.                                           617,860          7,748
  SAFECO Corp.                                           248,625          7,745
* Rational Software Corp.                                395,932          7,721
  Popular, Inc.                                          265,469          7,720
* U.S. Cellular Corp.                                    168,178          7,610
  Scientific-Atlanta, Inc.                               317,112          7,592
* Smurfit-Stone Container Corp.                          474,789          7,582
  The Goodyear Tire & Rubber Co.                         314,032          7,477
  Public Storage, Inc. REIT                              221,422          7,395
* E*TRADE Group, Inc.                                    720,560          7,386
  Murphy Oil Corp.                                        87,706          7,371
  TCF Financial Corp.                                    153,292          7,355
* Caremark Rx, Inc.                                      450,372          7,346
  ProLogis Trust REIT                                    341,100          7,337
* Cephalon, Inc.                                          96,639          7,304
  Federated Investors, Inc.                              228,072          7,271
  Newmont Mining Corp.                                   380,401          7,269
  Hormel Foods Corp.                                     269,514          7,242
* BISYS Group, Inc.                                      112,986          7,230
* Express Scripts Inc.                                   152,582          7,135
  Compass Bancshares Inc.                                249,577          7,063
  Engelhard Corp.                                        254,461          7,043
  Banknorth Group, Inc.                                  312,255          7,033
* Synopsys, Inc.                                         118,985          7,028
  Green Point Financial Corp.                            196,511          7,025
* ADC Telecommunications, Inc.                         1,525,330          7,017
  Delta Air Lines, Inc.                                  239,333          7,003
  Symbol Technologies, Inc.                              440,613          6,997
  Rockwell Collins                                       356,531          6,952
  Ultramar Diamond Shamrock Corp.                        140,481          6,951
  Pinnacle West Capital Corp.                            165,498          6,926
  TECO Energy, Inc.                                      263,915          6,925
* NCR Corp.                                              187,748          6,920
* Conexant Systems, Inc.                                 481,286          6,911
  A.G. Edwards & Sons, Inc.                              156,183          6,899
* Network Associates, Inc.                               265,818          6,871
  Golden State Bancorp Inc.                              262,498          6,864
* L-3 Communications  Holdings, Inc.                      75,645          6,808
* Lamar Advertising Co. Class A                          160,614          6,800
  Equifax, Inc.                                          280,379          6,771
* Dollar Tree Stores, Inc.                               218,846          6,765
  Hillenbrand Industries, Inc.                           121,634          6,723
  ENSCO International, Inc.                              270,324          6,718
* Avaya Inc.                                             552,669          6,715
  Boston Properties, Inc. REIT                           176,516          6,708
  R.R. Donnelley & Sons Co.                              225,349          6,691
* Atmel Corp.                                            902,389          6,651
* Weight Watchers International, Inc.                    196,552          6,647
* Sealed Air Corp.                                       162,681          6,641
* AMR Corp.                                              299,183          6,633
* Applied Micro Circuits Corp.                           585,063          6,623
* ICOS Corp.                                             115,074          6,610
  Apartment Investment & Management Co.
    Class A REIT                                         144,463          6,606
  Centex Corp.                                           115,601          6,600
* ImClone Systems, Inc.                                  141,716          6,584
* Republic Services, Inc. Class A                        329,209          6,574
* Barr Laboratories, Inc.                                 82,560          6,552
* i2 Technologies, Inc.                                  821,071          6,486
  Old Republic International Corp.                       231,304          6,479
* Watson Pharmaceuticals, Inc.                           206,019          6,467
  Avalonbay Communities, Inc. REIT                       135,611          6,416
* Vishay Intertechnology, Inc.                           328,182          6,400
* PanAmSat Corp.                                         292,230          6,394
  Ocean Energy, Inc.                                     332,642          6,387
* Invitrogen Corp.                                       103,003          6,379
  C.R. Bard, Inc.                                         98,842          6,375
  Cooper Industries, Inc.                                182,222          6,363
  Rockwell International Corp.                           355,731          6,353
  Legg Mason Inc.                                        127,010          6,348
* Westwood One, Inc.                                     210,076          6,313
  Ashland, Inc.                                          136,166          6,275

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                          SHARES           (000)
--------------------------------------------------------------------------------
  Neuberger Berman Inc.                        $         142,913   $      6,274
  Kimco Realty Corp. REIT                                191,778          6,269
  Wendy's International, Inc.                            214,134          6,246
* BJ's Wholesale Club, Inc.                              141,598          6,244
* Emulex Corp.                                           157,751          6,233
  CMS Energy Corp.                                       257,761          6,194
  Duke Realty Corp. REIT                                 254,320          6,188
* ChoicePoint Inc.                                       120,799          6,123
* RF Micro Devices, Inc.                                 317,545          6,106
  Royal Caribbean Cruises, Ltd.                          374,104          6,060
  Black & Decker Corp.                                   158,619          5,985
* Lincare Holdings, Inc.                                 208,734          5,980
  Mercantile Bankshares Corp.                            138,592          5,965
  The Mead Corp.                                         192,733          5,954
  DPL Inc.                                               246,262          5,930
* Polycom, Inc.                                          173,796          5,921
* Cytyc Corp.                                            225,707          5,891
  Sunoco, Inc.                                           157,641          5,886
  Sovereign Bancorp, Inc.                                480,394          5,880
* Citizens Communications Co.                            548,804          5,850
  Eastman Chemical Co.                                   149,791          5,845
  Avnet, Inc.                                            228,361          5,816
* Peregrine Systems, Inc.                                391,542          5,807
* Oxford Health Plan                                     192,393          5,799
  Lennar Corp.                                           123,685          5,791
  The PMI Group Inc.                                      86,350          5,786
* Brinker International, Inc.                            194,261          5,781
* TIBCO Software Inc.                                    387,106          5,779
  Pall Corp.                                             239,884          5,772
  Expeditors International of Washington, Inc.           101,300          5,769
  Fluor Corp.                                            154,128          5,764
* Arrow Electronics, Inc.                                191,950          5,739
  Sigma-Aldrich Corp.                                    144,950          5,712
* Dean Foods Company                                      83,730          5,710
  SuperValu Inc.                                         257,502          5,696
  SCANA Corp.                                            203,718          5,669
* Abgenix, Inc.                                          167,768          5,644
  Diebold, Inc.                                          139,345          5,635
  Westvaco Corp.                                         197,874          5,630
  McCormick & Co., Inc.                                  133,832          5,617
  UtiliCorp United, Inc.                                 222,087          5,590
* Protein Design Labs, Inc.                              170,198          5,582
* Mohawk Industries, Inc.                                101,721          5,582
* LAM Research Corp.                                     240,380          5,582
  Millipore Corp.                                         91,665          5,564
* Niagara Mohawk Holdings Inc.                           313,186          5,553
  International Flavors & Fragrances, Inc.               186,590          5,544
* Intersil Corp.                                         171,615          5,535
  Deluxe Corp.                                           132,982          5,529
* Integrated Device Technology Inc.                      207,772          5,525
* Dun & Bradstreet Corp.                                 156,422          5,522
* Pactiv Corp.                                           309,476          5,493
* American Power Conversion Corp.                        379,506          5,488
  Hibernia Corp. Class A                                 308,370          5,486
  Hasbro, Inc.                                           337,098          5,471
* Fairchild Semiconductor Corp.                          193,959          5,470
  Arthur J. Gallagher & Co.                              158,543          5,468
* Mercury Interactive Corp.                              160,794          5,464
  Temple-Inland Inc.                                      95,847          5,437
* Hispanic Broadcasting Corp.                            213,078          5,433
* Allied Waste Industries, Inc.                          383,820          5,397
* Patterson Dental Co.                                   131,459          5,381
  Goodrich Corp.                                         202,082          5,379
* McData Corp. Class A                                   218,680          5,358
  White Mountains Insurance Group Inc.                    15,393          5,357
* Park Place Entertainment                               580,206          5,320
* Ceridian Corp.                                         283,604          5,318
* Apogent Technologies Inc.                              205,830          5,310
  Hudson City Bancorp, Inc.                              201,215          5,302
* Smith International, Inc.                               98,704          5,293
  ICN Pharmaceuticals, Inc.                              157,531          5,277
  Nordstrom, Inc.                                        260,142          5,263
* Orion Power Holdings, Inc.                             201,510          5,259
* Kmart Corp.                                            956,017          5,220
  Mitchell Energy & Development Corp. Class A             97,856          5,216
* Health Net Inc.                                        239,349          5,213
  Beckman Coulter, Inc.                                  117,305          5,197
  Unitrin, Inc.                                          131,303          5,189
  Wisconsin Energy Corp.                                 229,419          5,176
  Alliant Energy Corp.                                   170,224          5,168
  Bowater Inc.                                           108,103          5,157
  Pulte Homes, Inc.                                      115,162          5,144
* KPMG Consulting Inc.                                   308,775          5,116
* Abercrombie & Fitch Co.                                192,680          5,112
* Rite Aid Corp.                                       1,009,322          5,107
* AmeriCredit Corp.                                      161,303          5,089
  Liz Claiborne, Inc.                                    102,181          5,084
* Outback Steakhouse                                     148,305          5,079
  Bemis Co., Inc.                                        103,200          5,075
  DENTSPLY International Inc.                            101,089          5,075
* Gateway, Inc.                                          628,722          5,055
  Astoria Financial Corp.                                190,452          5,039
* Amkor Technology, Inc.                                 314,081          5,035
  Ross Stores, Inc.                                      156,889          5,033
  Valley National Bancorp                                152,336          5,019
  Commerce Bancshares, Inc.                              128,621          5,015
  Allied Capital Corp.                                   192,577          5,007
  Waddell & Reed Financial, Inc.                         155,468          5,006
* Universal Health Services Class B                      116,778          4,996

--------------------------------------------------------------------------------
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                                SHARES           (000)
--------------------------------------------------------------------------------
  Manpower Inc.                                $         147,812   $      4,983
  Phelps Dodge Corp.                                     153,594          4,976
  Lafarge North America Inc.                             132,172          4,966
  John Nuveen Co. Class A                                 92,467          4,945
* Cypress Semiconductor Corp.                            247,722          4,937
  Commerce Bancorp, Inc.                                 125,494          4,937
  Northeast Utilities                                    279,914          4,935
* Community Health Systems, Inc.                         193,437          4,933
  Alberto-Culver Co. Class B                             110,247          4,932
  Sonoco Products Co.                                    185,362          4,927
* Trigon Healthcare, Inc.                                 70,909          4,925
  Fastenal Co.                                            73,995          4,915
* AdvancePCS                                             167,000          4,901
* Smithfield Foods, Inc.                                 219,070          4,828
* Security Capital Group Inc. REIT Class B               190,027          4,821
  Eaton Vance Corp.                                      135,389          4,813
* Semtech Corp.                                          134,701          4,807
  Potomac Electric Power Co.                             211,839          4,781
* Certegy, Inc.                                          139,588          4,777
  C.H. Robinson Worldwide, Inc.                          165,054          4,773
  D. R. Horton, Inc.                                     146,981          4,771
  Erie Indemnity Co. Class A                             123,854          4,767
* Iron Mountain, Inc.                                    108,422          4,749
* Manor Care, Inc.                                       200,258          4,748
* Lear Corp.                                             124,365          4,743
* Williams-Sonoma, Inc.                                  110,418          4,737
* First Health Group Corp.                               190,920          4,723
* Tektronix, Inc.                                        182,350          4,701
* Micrel, Inc.                                           179,159          4,699
* Celgene Corp.                                          147,170          4,698
  New York Community Bancorp, Inc.                       205,296          4,695
* Enzon, Inc.                                             83,251          4,685
* Krispy Kreme Doughnuts, Inc.                           105,372          4,657
  NSTAR                                                  103,116          4,625
  Maytag Corp.                                           148,843          4,619
  Host Marriott Corp. REIT                               512,574          4,613
  Mercury General Corp.                                  105,562          4,609
* Varian Medical Systems, Inc.                            64,592          4,603
  Clayton Homes Inc.                                     269,000          4,600
  Reader's Digest Assn., Inc. Class A                    198,960          4,592
  First Virginia Banks, Inc.                              90,141          4,576
  Allmerica Financial Corp.                              102,586          4,570
* TeleCorp PCS, Inc.                                     366,288          4,568
  Navistar International Corp.                           115,535          4,564
  Associated Banc-Corp                                   128,882          4,548
  Valero Energy Corp.                                    119,137          4,542
* Tech Data Corp.                                        104,878          4,539
* Whole Foods Market, Inc.                               104,198          4,539
  Cabot Corp.                                            127,118          4,538
  FirstMerit Corp.                                       166,484          4,510
  Omnicare, Inc.                                         181,159          4,507
* Crown Castle International Corp.                       417,921          4,463
  The St. Joe Co.                                        160,266          4,447
* Vitesse Semiconductor Corp.                            357,408          4,443
* Entercom Communications Corp.                           88,070          4,404
  Talbots Inc.                                           121,056          4,388
  Investors Financial Services Corp.                      65,989          4,369
  City National Corp.                                     92,959          4,355
  Wesco Financial Corp.                                   13,791          4,344
  Equitable Resources, Inc.                              127,418          4,341
  American National Insurance Co.                         51,596          4,339
* Lattice Semiconductor Corp.                            210,710          4,334
  Energy East Corp.                                      226,307          4,298
  Martin Marietta Materials, Inc.                         91,986          4,287
* Palm, Inc.                                           1,102,713          4,279
* Affymetrix, Inc.                                       113,127          4,271
* WebMD Corp.                                            604,438          4,267
  Liberty Property Trust REIT                            142,917          4,266
* International Rectifier Corp.                          122,290          4,265
* Cooper Cameron Corp.                                   105,449          4,256
* Foot Locker, Inc.                                      271,801          4,254
  AMB Property Corp. REIT                                163,575          4,253
  Conectiv, Inc.                                         173,579          4,251
* Copart, Inc.                                           116,546          4,239
  iStar Financial Inc.                                   169,188          4,221
* 3Com Corp.                                             657,754          4,196
* Cree, Inc.                                             142,424          4,196
  PepsiAmericas, Inc.                                    303,804          4,192
  XTO Energy, Inc.                                       239,040          4,183
* Storage Technology Corp.                               202,326          4,182
* CSG Systems International, Inc.                        103,256          4,177
  The McClatchy Co. Class A                               88,736          4,171
  Fidelity National Financial, Inc.                      167,499          4,154
* Michaels Stores, Inc.                                  124,666          4,108
* Expedia Inc.                                           100,532          4,083
  International Speedway Corp.                           103,863          4,061
  Viad Corp.                                             171,105          4,052
* DaVita, Inc.                                           165,040          4,035
  Allete, Inc.                                           160,029          4,033
* Triad Hospitals, Inc.                                  137,372          4,032
* BroadWing Inc.                                         424,391          4,032
  Pacific Century Financial Corp.                        155,626          4,029
* Parametric Technology Corp.                            515,824          4,029
  Wilmington Trust Corp.                                  63,488          4,019
* Perot Systems Corp.                                    196,227          4,007
  Dana Corp.                                             288,589          4,006
  Tidewater Inc.                                         117,931          3,998
  Belo Corp. Class A                                     213,005          3,994
  Crescent Real Estate, Inc. REIT                        220,324          3,990
  General Growth Properties Inc. REIT                    102,553          3,979

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                          SHARES           (000)
--------------------------------------------------------------------------------
* Amphenol Corp.                               $          82,506   $      3,964
* Western Wireless Corp. Class A                         140,164          3,960
  Rouse Co. REIT                                         135,004          3,954
* Overture Services, Inc.                                111,401          3,947
  Health Care Properties Investors REIT                  108,941          3,945
  Bausch & Lomb, Inc.                                    104,572          3,938
  Questar Corp.                                          157,196          3,938
  Harris Corp.                                           128,302          3,914
* Humana, Inc.                                           331,561          3,909
  Autodesk, Inc.                                         104,787          3,905
  Winn-Dixie Stores, Inc.                                274,062          3,905
  Noble Affiliates, Inc.                                 110,287          3,892
* Pride International, Inc.                              257,155          3,883
* Gentex Corp.                                           145,088          3,878
  Adolph Coors Co. Class B                                72,517          3,872
* Nextel Partners, Inc.                                  322,641          3,872
  Protective Life Corp.                                  133,674          3,867
  Reynolds & Reynolds Class A                            159,461          3,867
* Devry, Inc.                                            135,909          3,867
* Hearst-Argyle Television Inc.                          178,943          3,858
  Tootsie Roll Industries, Inc.                           98,521          3,850
* LaBranche & Co. Inc.                                   111,714          3,850
* Quest Software, Inc.                                   173,692          3,840
  Visteon Corp.                                          255,008          3,835
* 99 Cents Only Stores                                   100,189          3,817
  CONSOL Energy, Inc.                                    153,363          3,810
  Snap-On Inc.                                           113,151          3,809
* Finisar Corp.                                          374,455          3,808
  Ball Corp.                                              53,846          3,807
* The Phoenix Companies, Inc.                            205,700          3,805
  Boise Cascade Corp.                                    111,885          3,805
* Medicis Pharmaceutical Corp.                            58,908          3,805
  National Fuel Gas Co.                                  153,950          3,803
* Applera Corp. - Celera Genomics Group                  142,324          3,799
* Packaging Corp. of America                             208,242          3,780
  Jack Henry & Associates                                172,973          3,778
* Riverstone Networks, Inc.                              226,753          3,764
* Barnes & Noble, Inc.                                   126,953          3,758
  Valspar Corp.                                           94,686          3,750
* Catalina Marketing Corp.                               107,986          3,747
* Level 3 Communications, Inc.                           744,695          3,723
  MDU Resources Group, Inc.                              132,242          3,723
* O'Reilly Automotive, Inc.                              101,719          3,710
  Bunge Limited                                          159,300          3,709
* Cabot Microelectronics Corp.                            46,766          3,706
  Brunswick Corp.                                        170,309          3,706
  KB HOME                                                 92,372          3,704
* National Instruments Corp.                              98,875          3,704
* Valassis Communications, Inc.                          103,906          3,701
  NICOR, Inc.                                             88,638          3,691
* NetIQ Corp.                                            104,674          3,691
* Quintiles Transnational Corp.                          229,943          3,691
* Pioneer Natural Resources Co.                          191,385          3,686
* Alliant Techsystems, Inc.                               47,698          3,682
  Puget Energy, Inc.                                     167,504          3,667
* J.D. Edwards & Co.                                     222,736          3,664
  CarrAmerica Realty Corp. REIT                          121,645          3,662
* Investment Technology Group, Inc.                       92,741          3,623
* FMC Corp.                                               60,800          3,618
* Freeport-McMoRan Copper & Gold Inc. Class B            268,430          3,594
* Vertex Pharmaceuticals, Inc.                           144,814          3,561
* Rowan Cos., Inc.                                       183,570          3,556
* American Eagle Outfitters, Inc.                        135,798          3,554
  Teleflex Inc.                                           75,014          3,549
* Catellus Development Corp.                             192,249          3,537
  Hospitality Properties Trust REIT                      119,599          3,528
* Swift Transportation Co., Inc.                         163,154          3,509
  Fulton Financial Corp.                                 160,613          3,506
* Constellation Brands, Inc. Class A                      81,814          3,506
  OGE Energy Corp.                                       151,563          3,498
  Herman Miller, Inc.                                    147,744          3,496
  Lubrizol Corp.                                          99,500          3,491
  Harte-Hanks, Inc.                                      123,907          3,490
* Sicor, Inc.                                            222,461          3,488
  Pentair, Inc.                                           95,538          3,488
  Brown & Brown, Inc.                                    127,472          3,480
* Andrew Corp.                                           158,884          3,478
* Patterson-UTI Energy, Inc.                             148,700          3,466
* Macrovision Corp.                                       98,106          3,455
* Scholastic Corp.                                        68,640          3,455
  Meredith Corp.                                          96,744          3,449
  Mack-Cali Realty Corp. REIT                            110,956          3,442
* Markel Corp.                                            19,143          3,439
* Jacobs Engineering Group Inc.                           52,081          3,437
  Forest City Enterprise Class A                          88,766          3,435
* Earthlink, Inc.                                        280,456          3,413
* American Tower Corp. Class A                           360,015          3,409
* Pixar, Inc.                                             94,724          3,406
* Energizer Holdings, Inc.                               178,331          3,397
* Novell, Inc.                                           737,770          3,386
* Cerner Corp.                                            67,730          3,382
  W.R. Berkley Corp.                                      62,926          3,379
* Triton PCS, Inc.                                       114,886          3,372
  Donaldson Co., Inc.                                     86,091          3,344
  The MONY Group Inc.                                     96,459          3,335
  Raymond James Financial, Inc.                           93,389          3,317
* Openwave Systems Inc.                                  338,287          3,312
  Helmerich & Payne, Inc.                                 98,993          3,304
  Trustmark Corp.                                        136,217          3,301
* Coach, Inc.                                             84,647          3,300
* Alkermes, Inc.                                         124,966          3,294
* GlobespanVirata, Inc.                                  254,078          3,290
* ResMed Inc.                                             61,002          3,289

--------------------------------------------------------------------------------
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                                SHARES           (000)
--------------------------------------------------------------------------------
  Arden Realty Group, Inc. REIT                $         124,079   $      3,288
* National Processing, Inc.                              101,025          3,283
  Lyondell Chemical Co.                                  229,072          3,283
* National-Oilwell, Inc.                                 157,918          3,255
* Enterasys Networks, Inc.                               367,630          3,254
  Pier 1 Imports Inc.                                    187,586          3,253
  Sky Financial Group, Inc.                              159,883          3,252
  IKON Office Solutions, Inc.                            278,059          3,251
* Advent Software, Inc.                                   64,997          3,247
* Pharmaceutical Product Development, Inc.               100,427          3,245
* NVR, Inc.                                               15,897          3,243
* Mediacom Communications Corp.                          177,512          3,241
* Lands' End, Inc.                                        64,597          3,240
  American Financial Group, Inc.                         131,968          3,240
  New Plan Excel Realty Trust REIT                       169,500          3,229
  Reinsurance Group of America, Inc.                      96,862          3,224
  Metris Cos., Inc.                                      125,242          3,220
* Exult Inc.                                             200,546          3,219
* The Cheesecake Factory                                  92,469          3,215
  21st Century Insurance Group                           164,828          3,206
  Ethan Allen Interiors, Inc.                             77,037          3,204
  HON Industries, Inc.                                   115,554          3,195
  CNF Inc.                                                95,232          3,195
* Silicon Laboratories Inc.                               94,569          3,188
  CBRL Group, Inc.                                       108,278          3,188
* Priority Healthcare Corp. Class B                       90,361          3,180
* Edwards Lifesciences Corp.                             114,968          3,177
  Dial Corp.                                             184,734          3,168
* The Titan Corp.                                        126,583          3,158
  Vectren Corp.                                          131,643          3,157
* West Corp.                                             126,547          3,156
  HCC Insurance Holdings, Inc.                           114,532          3,155
* Furniture Brands International Inc.                     98,347          3,149
* Mandalay Resort Group                                  147,121          3,148
  Student Loan Corp.                                      39,002          3,144
  Roslyn Bancorp, Inc.                                   179,061          3,134
* Sybase, Inc.                                           198,751          3,132
* BOK Financial Corp.                                     99,366          3,131
* Ticketmaster Class B                                   191,007          3,131
  USX-U.S. Steel Group                                   172,819          3,130
  Hubbell Inc. Class B                                   106,355          3,125
* Toll Brothers, Inc.                                     71,148          3,123
  Lee Enterprises, Inc.                                   85,817          3,121
  Greater Bay Bancorp                                    109,200          3,121
  Regency Centers Corp. REIT                             112,266          3,115
  Cullen/Frost Bankers, Inc.                             100,884          3,115
  Leucadia National Corp.                                107,735          3,110
* Ariba, Inc.                                            504,745          3,109
* Hanover Compressor Co.                                 122,957          3,106
  OM Group, Inc.                                          46,916          3,105
* OSI Pharmaceuticals, Inc.                               67,821          3,102
* United Rentals, Inc.                                   136,331          3,095
* Henry Schein, Inc.                                      83,518          3,093
  Cummins Inc.                                            80,222          3,092
* Newfield Exploration Co.                                87,053          3,091
* Fisher Scientific International Inc.                   105,842          3,091
* TriQuint Semiconductor, Inc.                           251,999          3,090
* Timberland Co.                                          83,169          3,084
* Borders Group, Inc.                                    155,373          3,083
  GATX Corp.                                              94,537          3,074
* Affiliated Managers Group, Inc.                         43,597          3,073
  Skywest, Inc.                                          120,514          3,067
  Polaris Industries, Inc.                                52,622          3,039
* KEMET Corp.                                            171,206          3,039
* Acxiom Corp.                                           173,711          3,035
  Great Plains Energy, Inc.                              120,413          3,034
  Weingarten Realty Investors REIT                        63,208          3,034
  Colonial BancGroup, Inc.                               215,308          3,034
* Reebok International Ltd.                              114,151          3,025
  Webster Financial Corp.                                 95,844          3,022
* Aviron                                                  60,724          3,020
  Philadelphia Suburban Corp.                            132,388          2,985
  AmerUs Group Co.                                        83,269          2,984
* Renal Care Group, Inc.                                  92,953          2,984
* Internet Security Systems, Inc.                         92,992          2,981
  Massey Energy Co.                                      143,796          2,981
  Crane Co.                                              116,227          2,980
* DoubleClick Inc.                                       262,478          2,977
* Techne Corp.                                            80,752          2,976
* Extended Stay America, Inc.                            181,256          2,973
  Interactive Data Corp.                                 210,148          2,971
* Maxtor Corp.                                           467,689          2,965
* Rightchoice Managed Care, Inc.                          42,344          2,964
  Roper Industries Inc.                                   59,871          2,964
  IDACORP, Inc.                                           72,937          2,961
* Career Education Corp.                                  86,088          2,951
* Conseco Inc.                                           660,773          2,947
  Ruby Tuesday, Inc.                                     142,596          2,942
* Orthodontic Centers of America, Inc.                    96,393          2,940
  RPM Inc.                                               203,283          2,939
  Dole Food Co.                                          109,501          2,938
  Camden Property Trust REIT                              79,987          2,936
* Mentor Graphics Corp.                                  124,501          2,935
  Citizens Banking Corp.                                  88,920          2,924
  Sierra Pacific Resources                               193,526          2,913
* Integrated Circuit Systems, Inc.                       128,859          2,911
  Doral Financial Corp.                                   93,142          2,907
* Charles River Laboratories, Inc.                        86,713          2,903

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                          SHARES           (000)
--------------------------------------------------------------------------------
  IMC Global Inc.                              $         223,233   $      2,902
* Quantum Corp.- DLT & Storage Systems                   293,984          2,896
  Washington Federal Inc.                                112,225          2,893
* Performance Food Group Co.                              82,089          2,887
  First Midwest Bancorp                                   98,863          2,886
  Old National Bancorp                                   113,949          2,877
* Extreme Networks, Inc.                                 222,704          2,873
* Owens-Illinois, Inc.                                   286,925          2,866
  Peabody Energy Corp.                                   101,611          2,864
  Callaway Golf Co.                                      149,314          2,859
* Sycamore Networks, Inc.                                533,227          2,858
  Worldcom, Inc. - MCI Group                             224,680          2,853
  Diagnostic Products Corp.                               64,882          2,852
  York International Corp.                                74,691          2,848
  Solutia, Inc.                                          203,052          2,847
* Retek Inc.                                              95,129          2,842
* Zale Corp.                                              67,748          2,837
* Adaptec, Inc.                                          195,512          2,835
* Service Corp. International                            567,594          2,832
  Precision Castparts Corp.                              100,160          2,830
  BRE Properties Inc. Class A REIT                        91,282          2,826
  StanCorp Financial Group, Inc.                          59,719          2,822
  Harman International Industries, Inc.                   62,450          2,816
* Continental Airlines, Inc. Class B                     107,099          2,807
* Numerical Technologies, Inc.                            79,702          2,806
* Columbia Sportswear Co.                                 84,173          2,803
* Advanced Fibre Communications, Inc.                    158,537          2,801
* Manugistics Group, Inc.                                132,833          2,800
* Dal-Tile International Inc.                            120,366          2,799
  Graco, Inc.                                             71,589          2,796
  United Dominion Realty Trust REIT                      193,577          2,788
* Varco International, Inc.                              185,942          2,785
* IndyMac Bancorp, Inc.                                  118,892          2,780
  Capitol Federal Financial                              133,264          2,777
  Fair, Isaac & Co. Inc.                                  43,910          2,767
  AK Steel Corp.                                         242,466          2,759
* Six Flags, Inc.                                        179,143          2,755
  Westamerica Bancorporation                              69,600          2,754
* Zebra Technologies Corp. Class A                        49,594          2,753
  John Wiley & Sons Class A                              119,370          2,749
* Alliance Gaming Corp.                                   93,506          2,748
  Pogo Producing Co.                                     104,366          2,742
* Wind River Systems Inc.                                152,675          2,734
* InterMune Inc.                                          55,416          2,730
  Valhi, Inc.                                            214,152          2,720
  First American Corp.                                   145,000          2,717
  Highwood Properties, Inc. REIT                         104,395          2,709
* Alleghany Corp.                                         14,036          2,701
  Florida Rock Industries, Inc.                           73,829          2,701
  BorgWarner, Inc.                                        51,656          2,699
* CheckFree Corp.                                        149,584          2,693
  Rayonier Inc.                                           53,095          2,680
  Harsco Corp.                                            77,991          2,675
  BancorpSouth, Inc.                                     161,063          2,674
  Post Properties, Inc. REIT                              75,008          2,664
* Knight Trading Group, Inc.                             241,623          2,663
* Keane, Inc.                                            147,440          2,658
* GTech Holdings Corp.                                    58,665          2,657
* Ingram Micro, Inc. Class A                             153,224          2,654
* Activision, Inc.                                       101,930          2,651
  Dillard's Inc.                                         165,628          2,650
* Scotts Co.                                              55,583          2,646
  Hawaiian Electric Industries Inc.                       65,634          2,644
  Werner Enterprises, Inc.                               108,303          2,632
  Hudson United Bancorp                                   91,698          2,632
  WGL Holdings Inc.                                       90,415          2,628
* Forest Oil Corp.                                        93,055          2,625
  Allegheny Technologies Inc.                            156,635          2,624
* Neurocrine Biosciences, Inc.                            51,100          2,622
* Apria Healthcare Group Inc.                            104,899          2,621
* Northwest Airlines Corp. Class A                       166,927          2,621
  Interstate Bakeries Corp.                              108,310          2,619
  Peoples Energy Corp.                                    68,907          2,614
  Independence Community Bank Corp.                      114,693          2,610
  Jefferies Group, Inc.                                   61,614          2,607
  Ryder System, Inc.                                     117,268          2,597
* CEC Entertainment Inc.                                  59,775          2,594
* Covance, Inc.                                          114,239          2,593
* Silicon Valley Bancshares                               96,959          2,592
* Cor Therapeutics, Inc.                                 108,129          2,588
* Saks Inc.                                              276,104          2,579
  Arch Coal, Inc.                                        113,602          2,579
* Vignette Corp.                                         479,464          2,575
  Lancaster Colony Corp.                                  72,426          2,572
  La-Z-Boy Inc.                                          117,789          2,570
* LifePoint Hospitals, Inc.                               75,415          2,567
  Staten Island Bancorp, Inc.                            157,154          2,563
* Medarex, Inc.                                          142,459          2,559
* Priceline.com Inc.                                     436,876          2,543
  People's Bank                                          119,524          2,541
* Coventry Health Care Inc.                              127,009          2,534
  RGS Energy Group Inc.                                   67,210          2,527
  ArvinMeritor, Inc.                                     128,573          2,525
  United Bankshares, Inc.                                 87,102          2,514
  Provident Financial Group, Inc.                         95,577          2,512
  Park National Corp.                                     27,077          2,511
* SonicWALL, Inc.                                        128,763          2,503
* Incyte Genomics, Inc.                                  127,915          2,502

--------------------------------------------------------------------------------
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                                SHARES           (000)
--------------------------------------------------------------------------------
* The Corporate Executive Board Co.            $          67,881   $      2,491
* Interneuron Pharmaceutical, Inc.                       224,331          2,488
  Ametek Aerospace Products Inc.                          77,561          2,473
  Commerce Group, Inc.                                    65,495          2,469
  Applebee's International, Inc.                          72,079          2,465
  Kennametal, Inc.                                        60,965          2,455
  Hollinger International, Inc.                          209,453          2,451
  AGL Resources Inc.                                     106,351          2,448
* Grant Prideco, Inc.                                    212,796          2,447
* Axcelis Technologies, Inc.                             189,260          2,440
  Aptargroup Inc.                                         69,604          2,438
* STERIS Corp.                                           133,386          2,437
  Global Payments Inc.                                    70,793          2,435
* Myriad Genetics, Inc.                                   46,239          2,434
* Education Management Corp.                              67,087          2,432
* Payless ShoeSource, Inc.                                43,274          2,430
  Corn Products International, Inc.                       68,862          2,427
* CNET Networks, Inc.                                    269,325          2,416
* Journal Register Co.                                   114,732          2,414
* Plantronics, Inc.                                       94,145          2,414
* Regeneron Pharmaceuticals, Inc.                         85,487          2,407
  Community First Bankshares, Inc.                        93,465          2,401
* The Yankee Candle Company, Inc.                        105,683          2,395
  Thomas & Betts Corp.                                   113,158          2,393
  Worthington Industries, Inc.                           168,525          2,393
  NDCHealth Corp.                                         69,161          2,390
  First Industrial Realty Trust REIT                      76,630          2,383
  Cousins Properties, Inc. REIT                           97,749          2,381
  Great Lakes Chemical Corp.                              98,012          2,380
* Stericycle, Inc.                                        38,989          2,374
* AnnTaylor Stores Corp.                                  67,788          2,373
* Liberate Technologies, Inc.                            206,534          2,371
* Isis Pharmaceuticals, Inc.                             106,772          2,369
* 7-Eleven, Inc.                                         202,167          2,367
* Insight Communications Co., Inc.                        97,912          2,366
* Red Hat, Inc.                                          333,115          2,365
  Western Resources, Inc.                                137,486          2,365
  Commercial Federal Corp.                               100,024          2,351
* Exelixis, Inc.                                         141,411          2,350
* FreeMarkets, Inc.                                       97,828          2,345
* Electronics for Imaging, Inc.                          104,902          2,340
  WPS Resources Corp.                                     63,965          2,338
* Flowserve Corp.                                         87,823          2,337
* R.H. Donnelley Corp.                                    80,416          2,336
  AGCO Corp.                                             147,895          2,334
* Tularik, Inc.                                           97,000          2,330
* Photronics Labs Inc.                                    74,213          2,327
  MDC Holdings, Inc.                                      61,461          2,323
  Monsanto Co.                                            68,509          2,316
* Immunomedics Inc.                                      114,026          2,310
* Scios, Inc.                                             97,130          2,309
* Getty Images, Inc.                                     100,455          2,308
* Polo Ralph Lauren Corp.                                 86,086          2,304
* McAfee.com Corp.                                        67,921          2,303
* Commonwealth Telephone  Enterprises, Inc.               50,582          2,301
  Universal Corp. VA                                      63,199          2,301
  Big Lots Inc.                                          220,827          2,297
  Downey Financial Corp.                                  55,588          2,293
* J.B. Hunt Transport  Services, Inc.                     98,720          2,290
* Endo Pharmaceuticals  Holdings, Inc.                   196,230          2,290
* Western Digital Corp.                                  365,149          2,289
* CV Therapeutics, Inc.                                   43,998          2,289
  Ventas, Inc. REIT                                      198,676          2,285
  Trinity Industries, Inc.                                83,940          2,281
* Corvis Corp.                                           705,421          2,279
  Cooper Tire & Rubber Co.                               142,745          2,278
* ADVO, Inc.                                              52,946          2,277
* Ascential Software Corp.                               560,492          2,270
* Kinder Morgan Management, LLC                           59,831          2,268
* THQ Inc.                                                46,746          2,266
  Storage USA, Inc. REIT                                  53,614          2,257
  FactSet Research Systems Inc.                           64,542          2,256
* NPS Pharmaceuticals Inc.                                58,871          2,255
* Oakley, Inc.                                           138,515          2,252
* Transkaryotic Therapies, Inc.                           52,586          2,251
  Whitney Holdings                                        51,314          2,250
  Brady Corp. Class A                                     61,455          2,249
  Pittston Brink's Group                                 101,719          2,248
* Legato Systems, Inc.                                   172,954          2,243
* Williams Communications Group, Inc.                    954,266          2,243
  Odyssey Re Holdings Corp.                              126,680          2,242
  Western Gas Resources, Inc.                             69,243          2,238
  Reckson Associates Realty Corp. REIT                    95,762          2,237
  Pennzoil-Quaker State Co.                              154,757          2,236
  Healthcare Realty Trust Inc. REIT                       79,850          2,236
  Media General, Inc. Class A                             44,821          2,233
  Piedmont Natural Gas, Inc.                              62,383          2,233
* K-V Pharmaceutical Co. Class A                          75,603          2,230
  Washington REIT                                         89,435          2,226
* SeaChange International, Inc.                           65,205          2,225
* Informatica Corp.                                      152,848          2,218
* United Stationers, Inc.                                 65,679          2,210
* Kopin Corp.                                            157,856          2,210
  Hilb, Rogal and Hamilton Co.                            39,421          2,210
* Aeroflex, Inc.                                         116,588          2,207
  CenterPoint Properties Corp. REIT                       44,276          2,205

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                          SHARES           (000)
--------------------------------------------------------------------------------
* IGEN International, Inc.                     $          54,886   $      2,201
  Arrow International, Inc.                               55,060          2,199
* Emmis Communications, Inc.                              92,929          2,197
  First Citizens BancShares Class A                       22,442          2,194
  Tupperware Corp.                                       113,920          2,193
  Federal Signal Corp.                                    98,404          2,191
* Spinnaker Exploration Co.                               53,148          2,188
  CBL & Associates Properties, Inc. REIT                  69,441          2,187
* Varian Semiconductor Equipment Associates, Inc.         63,192          2,186
  HRPT Properties Trust REIT                             251,916          2,182
  Essex Property Trust, Inc. REIT                         44,125          2,180
  Carlisle Co., Inc.                                      58,937          2,179
* Cognex Corp.                                            85,085          2,179
* Powerwave Technologies, Inc.                           126,043          2,178
* Mueller Industries Inc.                                 65,328          2,172
* AmeriPath, Inc.                                         67,855          2,172
  Cambrex Corp.                                           49,771          2,170
* Bio-Rad Laboratories, Inc. Class A                      34,184          2,164
* Kulicke & Soffa Industries, Inc.                       126,160          2,164
  UGI Corp. Holding Co.                                   71,618          2,163
  Weis Markets, Inc.                                      77,288          2,161
  Albemarle Corp.                                         89,930          2,158
  PNM Resources Inc.                                      77,051          2,154
* Credence Systems Corp.                                 115,940          2,153
* Teletech Holdings Inc.                                 150,231          2,153
* Micromuse Inc.                                         143,441          2,152
* FEI Co.                                                 68,208          2,149
  Dreyer's Grand Ice Cream, Inc.                          55,720          2,146
* PETsMART, Inc.                                         217,937          2,145
* Province Healthcare Co.                                 69,477          2,144
* Plexus Corp.                                            80,555          2,140
* Alamosa Holdings, Inc.                                 179,313          2,139
* Mid Atlantic Medical Services, Inc.                     94,201          2,138
* Concurrent Computer Corp.                              143,757          2,135
* Southern Union Co.                                     113,191          2,135
* CommScope, Inc.                                        100,058          2,128
* Too Inc.                                                77,365          2,128
  Blyth, Inc.                                             91,479          2,127
* Direct Focus, Inc.                                      68,150          2,126
* Chesapeake Energy Corp.                                321,495          2,125
* Cytec Industries, Inc.                                  78,667          2,124
  Shurgard Storage Centers, Inc. Class A REIT             66,340          2,123
* Hercules, Inc.                                         211,685          2,117
* Pharmaceutical Resources, Inc.                          62,600          2,116
  Alexander & Baldwin, Inc.                               79,232          2,115
* Tekelec                                                116,745          2,114
* MedQuist, Inc.                                          72,187          2,111
* Jack in the Box Inc.                                    76,664          2,111
* Varian, Inc.                                            64,885          2,105
  Regis Corp.                                             81,550          2,102
  Banta Corp.                                             71,212          2,102
  Alpharma, Inc. Class A                                  79,474          2,102
* InVision Technologies, Inc.                             70,436          2,098
* Avocent Corp.                                           86,379          2,095
* Midway Games Inc.                                      139,192          2,089
* Chico's FAS, Inc.                                       52,554          2,086
  First Financial Bancorp                                118,117          2,085
* Haemonetics Corp.                                       61,191          2,076
* CuraGen Corp.                                           92,781          2,076
* Philadelphia Consolidated  Holding Corp.                55,021          2,075
  Delta & Pine Land Co.                                   91,580          2,072
  Chelsea Property Group REIT                             42,191          2,072
  Developers Diversified Realty Corp. REIT               108,379          2,070
  ONEOK, Inc.                                            115,860          2,067
* Tom Brown, Inc.                                         76,511          2,067
  Blockbuster Inc. Class A                                81,843          2,062
* Speedway Motorsports, Inc.                              81,546          2,061
* Tetra Tech, Inc.                                       103,423          2,059
  DQE Inc.                                               108,772          2,059
* Respironics, Inc.                                       59,405          2,058
* Black Box Corp.                                         38,838          2,054
  Black Hills Corp.                                       60,654          2,053
* Renaissance Learning, Inc.                              67,270          2,050
  IDEX Corp.                                              59,351          2,048
* Price Communications Corp.                             107,243          2,047
* Cox Radio, Inc.                                         80,296          2,046
  American Capital Strategies, Ltd.                       72,066          2,043
* Cirrus Logic                                           154,518          2,043
* Macromedia, Inc.                                       114,697          2,042
* Anixter International Inc.                              70,337          2,040
  Horace Mann Educators Corp.                             96,043          2,038
  Vector Group Ltd.                                       61,982          2,036
* Administaff, Inc.                                       74,108          2,031
  Granite Construction Co.                                84,292          2,030
  Superior Industries International, Inc.                 50,361          2,027
* The Neiman Marcus Group, Inc. Class A                   65,161          2,025
* Linens 'n Things, Inc.                                  79,388          2,024
  Lincoln Electric Holdings                               82,778          2,023
* Meridian Gold Co.                                      195,822          2,023
* First Horizon Pharmaceutical Corp.                      68,793          2,022
* Electronics Boutique Holdings Corp.                     50,600          2,021
  Church & Dwight, Inc.                                   75,786          2,018
* Intergraph Corp.                                       146,693          2,016
* Airgas, Inc.                                           133,196          2,014
* Accredo Health, Inc.                                    50,727          2,014
* MKS Instruments, Inc.                                   74,457          2,013

--------------------------------------------------------------------------------
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                                SHARES           (000)
--------------------------------------------------------------------------------
* Houston Exploration Co.                      $          59,898   $      2,011
* Inrange Technologies Corp.                             162,482          2,007
  Invacare Corp.                                          59,421          2,003
* AmeriTrade Holding Corp.                               338,169          2,002
  Crompton Corp.                                         221,847          1,997
* Manhattan Associates, Inc.                              68,388          1,994
* Borland Software Corp.                                 127,279          1,993
* Sotheby's Holdings Class A                             119,602          1,987
* Inhale Therapeutic Systems                             107,032          1,985
* Insight Enterprises, Inc.                               80,701          1,985
* Cubist Pharmaceuticals, Inc.                            55,157          1,983
* Forward Air Corp.                                       58,400          1,981
* Atlantic Coast Airlines Holdings Inc.                   84,840          1,976
* WebEx Communications, Inc.                              79,506          1,976
  Prentiss Properties Trust REIT                          71,970          1,976
  Providian Financial Corp.                              555,530          1,972
* Flowers Foods, Inc.                                     49,377          1,971
* Interwoven, Inc.                                       201,956          1,967
* Edison Schools Inc.                                     99,982          1,965
  Nationwide Financial Services, Inc.                     47,385          1,965
* ITT Educational Services, Inc.                          53,279          1,964
* Ralcorp Holdings, Inc.                                  86,413          1,962
* LTX Corp.                                               93,617          1,960
* American Axle & Manufacturing Holdings, Inc.            91,690          1,960
* ADTRAN Inc.                                             76,660          1,956
* Arbitron Inc.                                           57,271          1,956
  LNR Property Corp.                                      62,698          1,955
* Pure Resources, Inc.                                    96,867          1,947
  Cooper Cos., Inc.                                       38,948          1,947
* RSA Security Inc.                                      111,430          1,946
  Sensient Technologies Corp.                             93,476          1,945
* Sonic Automotive, Inc.                                  82,987          1,945
  UMB Financial Corp.                                     48,619          1,945
  Energen Corp.                                           78,821          1,943
  New Jersey Resources Corp.                              41,513          1,943
* Southwest Bancorporation of Texas, Inc.                 63,980          1,937
  Cleco Corp.                                             88,141          1,936
* Barra, Inc.                                             41,120          1,936
* Elantec Semiconductor, Inc.                             50,409          1,936
* Advanced Digital Information Corp.                     120,605          1,935
* NBTY, Inc.                                             164,761          1,928
* Sylvan Learning Systems, Inc.                           86,985          1,920
* WFS Financial, Inc.                                     79,901          1,918
* Hotel Reservations Network, Inc.                        41,585          1,913
* Imation Corp.                                           88,433          1,908
* Impath, Inc.                                            42,865          1,908
* Tuesday Morning Corp.                                  105,345          1,906
* Itron, Inc.                                             62,884          1,905
  First BanCorp Puerto Rico                               66,835          1,905
* SanDisk Corp.                                          132,172          1,903
* American Italian Pasta Co.                              45,204          1,900
  Fremont General Corp.                                  242,145          1,894
* Foundry Networks, Inc.                                 232,316          1,893
* Dycom Industries, Inc.                                 112,907          1,887
* Westport Resources Corp.                               108,728          1,886
  Standard Pacific Corp.                                  77,562          1,886
* Cal Dive International, Inc.                            76,289          1,883
* Photon Dynamics, Inc.                                   41,234          1,882
  The Timken Co.                                         116,309          1,882
* Therasense, Inc.                                        75,850          1,881
* Hot Topic, Inc.                                         59,904          1,880
* Shaw Group, Inc.                                        79,952          1,879
  Roadway Corp                                            51,180          1,878
* S1 Corp.                                               115,865          1,875
  Mills Corp. REIT                                        70,779          1,874
* RealNetworks, Inc.                                     315,395          1,873
* Allegiance Telecom, Inc.                               225,903          1,873
* Ohio Casualty Corp.                                    116,644          1,872
* Centennial CommunicationsCorp. Class A                 182,762          1,871
  Chateau Communities, Inc. REIT                          62,549          1,870
  Briggs & Stratton Corp.                                 43,797          1,870
* Sapient Corp.                                          242,137          1,869
  Realty Income Corp. REIT                                63,570          1,869
* Sonic Corp.                                             51,847          1,866
* Genencor International Inc.                            116,896          1,866
  Tecumseh Products Co. Class A                           36,767          1,862
* Pacific Sunwear of California                           91,101          1,860
  Annaly Mortgage Management Inc. REIT                   116,255          1,860
* Thoratec Corp.                                         109,372          1,859
* Insituform Technologies Inc. Class A                    72,647          1,858
  Manufactured Home Communities, Inc. REIT                59,513          1,857
* Inktomi Corp.                                          276,605          1,856
* Alpha Industries, Inc.                                  85,111          1,855
  TrustCo Bank NY                                        147,427          1,853
  Mentor Corp.                                            64,800          1,851
* Siliconix, Inc.                                         67,387          1,848
* Cyberonics, Inc.                                        69,562          1,845
* Sonus Networks, Inc.                                   398,387          1,841
* Microtune, Inc.                                         78,438          1,840
* Key Energy Services, Inc.                              199,617          1,836
* Pathmark Stores, Inc.                                   74,440          1,836
* SERENA Software, Inc.                                   84,394          1,835
* Syncor International Corp.                              64,059          1,835
* IDEXX Laboratories Corp.                                64,323          1,834
  Overseas Shipholding Group Inc.                         81,496          1,834

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                          SHARES           (000)
--------------------------------------------------------------------------------
* Heartland Express, Inc.                      $          65,953   $      1,832
* Metro One Telecommunications, Inc.                      60,500          1,830
  Technitrol, Inc.                                        66,215          1,829
  PolyOne Corp.                                          186,256          1,825
  Pan Pacific Retail Properties, Inc. REIT                63,452          1,822
* Argosy Gaming Co.                                       55,961          1,820
* Cymer, Inc.                                             68,019          1,818
* AFC Enterprises, Inc.                                   64,039          1,818
  MAF Bancorp, Inc.                                       61,535          1,815
  G & K Services, Inc.                                    56,148          1,814
* Choice Hotel International, Inc.                        81,797          1,812
* FileNET Corp.                                           89,270          1,811
* DSP Group Inc.                                          77,846          1,811
  Liberty Corp.                                           43,996          1,810
  Federal Realty Investment Trust REIT                    78,691          1,810
* DuPont Photomasks, Inc.                                 41,592          1,807
* Great Atlantic & Pacific Tea Co., Inc.                  75,913          1,805
* Advanced Energy Industries, Inc.                        67,686          1,803
* Hain Celestial Group, Inc.                              65,644          1,803
  Minerals Technologies, Inc.                             38,640          1,802
* Fossil, Inc.                                            85,817          1,802
  Ruddick Corp.                                          112,685          1,802
* Quanta Services, Inc.                                  116,699          1,801
  SL Green Realty Corp. REIT                              58,627          1,800
  The Pep Boys(Manny, Moe & Jack)                        104,955          1,800
* Ryan's Family Steak Houses, Inc.                        83,040          1,798
* SEACOR SMIT Inc.                                        38,716          1,796
* The InterCept Group, Inc.                               43,910          1,796
* AMN Healthcare Services, Inc. Pfd.                      65,500          1,795
  Manitowac Co., Inc.                                     57,605          1,792
  The Macerich Co. REIT                                   67,282          1,790
* Rent-A-Center, Inc.                                     53,276          1,788
* PRIMEDIA Inc.                                          410,719          1,787
  Summit Properties, Inc. REIT                            71,381          1,786
* Secure Computing Corp.                                  86,672          1,781
* MSC Industrial Direct Co., Inc. Class A                 89,952          1,777
  Casey's General Stores                                 119,222          1,776
  Strayer Education, Inc.                                 36,425          1,775
  Alfa Corp.                                              79,035          1,774
* Kronos, Inc.                                            36,633          1,772
  Nordson Corp.                                           66,803          1,764
  Taubman Co. REIT                                       118,734          1,763
* Mobile Mini, Inc.                                       44,943          1,758
* Enzo Biochem, Inc.                                      74,789          1,758
  Matthews International Corp.                            71,494          1,757
* The Children's Place Retail Stores, Inc.                64,723          1,757
* MAXIMUS, Inc.                                           41,733          1,755
* Action Performance Cos., Inc.                           57,215          1,751
* AirGate PCS, Inc.                                       38,445          1,751
* Bruker Daltonics, Inc.                                 107,097          1,751
* Albany Molecular Research, Inc.                         65,948          1,747
  Vintage Petroleum, Inc.                                120,774          1,745
* Beverly Enterprises, Inc.                              202,493          1,742
* Yellow Corp.                                            69,276          1,739
  Gables Residential Trust REIT                           58,604          1,735
* Veeco Instruments, Inc.                                 48,102          1,734
  Ferro Corp.                                             67,210          1,734
  S & T Bancorp, Inc.                                     71,407          1,734
* Champion Enterprises, Inc.                             140,728          1,732
* Silicon Storage Technology, Inc.                       179,673          1,732
  Nationwide Health Properties, Inc. REIT                 92,607          1,731
* Coherent, Inc.                                          55,941          1,730
  FelCor Lodging Trust, Inc. REIT                        103,489          1,729
  Mine Safety Appliances Co.                              43,059          1,729
  CH Energy Group, Inc.                                   39,764          1,729
* Emisphere Technologies, Inc.                            54,166          1,728
  Louisiana-Pacific Corp.                                204,785          1,728
* Evergreen Resources, Inc.                               44,677          1,725
  Delphi Financial Group, Inc.                            51,794          1,725
* Palm Harbor Homes, Inc.                                 71,994          1,724
* Learning Tree International, Inc.                       61,793          1,724
* Progress Software Corp.                                 99,664          1,722
* ESS Technology, Inc.                                    80,895          1,720
  Chittenden Corp.                                        62,255          1,718
  American Greetings Corp. Class A                       124,659          1,718
  State Auto Financial Corp.                             105,714          1,717
* Loral Space & Communications                           572,076          1,711
  Provident Bankshares Corp.                              70,330          1,709
  Texas Industries, Inc.                                  46,274          1,708
  CNA Surety Corp.                                       110,148          1,707
* Travelocity.com Inc.                                    59,396          1,705
  Harleysville National Corp.                             72,366          1,704
* ONI Sytems Corp.                                       271,648          1,703
* Sunrise Assisted Living, Inc.                           58,493          1,703
  Cabot Oil & Gas Corp. Class A                           70,719          1,701
* Corinthian Colleges, Inc.                               41,593          1,701
* PSS World Medical, Inc.                                208,393          1,700
  Churchill Downs, Inc.                                   45,995          1,700
* UCAR International, Inc.                               158,758          1,699
* Perrigo Co.                                            143,682          1,698
* Cell Therapeutics, Inc.                                 70,351          1,698
  Texas Regional Bancshares, Inc.                         44,795          1,695
  Longs Drug Stores, Inc.                                 72,511          1,695
* Trimeris, Inc.                                          37,567          1,689
* Waste Connections, Inc.                                 54,425          1,687

--------------------------------------------------------------------------------
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                                SHARES           (000)
--------------------------------------------------------------------------------
* Footstar Inc.                                $          53,833   $      1,685
  J. M. Smucker Co.                                       47,574          1,683
* MRO Software Inc.                                       71,904          1,681
* InFocus Corp.                                           76,291          1,680
* Reliant Resources, Inc.                                101,546          1,677
* Handspring, Inc.                                       248,357          1,674
  UniSource Energy Corp.                                  91,685          1,668
* Verity, Inc.                                            82,287          1,666
  Inter-Tel, Inc.                                         86,621          1,665
  Baldor Electric Co.                                     79,605          1,664
* Sola International Inc.                                 85,758          1,664
* WMS Industries, Inc.                                    83,078          1,662
  Burlington Coat Factory Warehouse Corp.                 98,896          1,661
* Mercury Computer Systems, Inc.                          42,447          1,660
* Select Medical Corp.                                   103,026          1,657
* Cell Genesys, Inc.                                      71,273          1,656
  Hooper Holmes, Inc.                                    184,941          1,655
  Thor Industries, Inc.                                   44,644          1,654
  C & D Technology Inc.                                   72,358          1,653
  Atmos Energy Corp.                                      77,713          1,651
* Power Integrations, Inc.                                72,239          1,650
  Belden, Inc.                                            69,947          1,648
  RPC Inc.                                                93,118          1,644
  Northwest Natural Gas Co.                               64,360          1,641
  CVB Financial Corp.                                     70,111          1,641
* Microsemi Corp.                                         55,086          1,636
* Electro Scientific Industries, Inc.                     54,502          1,636
  Dime Community Bancshares                               58,277          1,635
  USFreightways Corp.                                     52,052          1,634
* Men's Wearhouse, Inc.                                   79,119          1,634
  The South Financial Group, Inc.                         91,770          1,629
* Plains Resources Inc.                                   66,175          1,629
  Boston Private Financial Holdings, Inc.                 73,526          1,623
* Papa John's International, Inc.                         59,003          1,621
* Kindred Healthcare, Inc.                                31,164          1,621
* NCO Group, Inc.                                         70,763          1,620
  Susquehanna Bancshares, Inc.                            77,702          1,620
* Time Warner Telecom Inc.                                91,545          1,619
  Value Line, Inc.                                        33,404          1,619
  Kimball International, Inc. Class B                    106,809          1,618
* Stone Energy Corp.                                      40,964          1,618
  Olin Corp.                                             100,181          1,617
* Gaylord Entertainment Co.Class A                        65,715          1,617
* DMC Stratex Networks, Inc.                             207,709          1,616
  GenCorp, Inc.                                          114,511          1,616
  Georgia Gulf Corp.                                      87,202          1,613
  John H. Harland Co.                                     72,991          1,613
* Value Vision International, Inc. Class A                82,262          1,612
* DIANON Systems, Inc.                                    26,502          1,611
  McGrath Rent Corp.                                      42,944          1,611
  EDO Corp.                                               60,831          1,609
  Carpenter Technology Corp.                              60,390          1,608
  Potlatch Corp.                                          54,728          1,605
* ProQuest Company                                        47,238          1,602
* Kansas City Southern Industries, Inc.                  113,360          1,602
* Unilab Corp.                                            63,798          1,601
  Cubic Corp.                                             31,152          1,600
* Power-One, Inc.                                        153,613          1,599
  Carbo Ceramics Inc.                                     40,833          1,599
* Landstar System, Inc.                                   22,049          1,599
* XOMA Ltd.                                              162,105          1,597
* Hutchinson Technology, Inc.                             68,684          1,595
* Durect Corp.                                           137,444          1,593
* Exar Corp.                                              76,337          1,592
  H.B. Fuller Co.                                         55,314          1,591
* Checkpoint Systems, Inc.                               118,436          1,587
  Franklin Electric, Inc.                                 19,340          1,586
* Agile Software Corp.                                    92,062          1,585
* HNC Software, Inc.                                      76,912          1,584
  F.N.B. Corp.                                            60,102          1,584
  Brandywine Realty Trust REIT                            75,026          1,581
* Scientific Games Corp.                                 179,809          1,573
  Fleming Cos., Inc.                                      85,017          1,573
  Presidential Life Corp.                                 76,489          1,573
* Boston Beer Co., Inc. Class A                           91,514          1,569
* Stellent Inc.                                           53,094          1,569
* Acclaim Entertainment Inc.                             295,419          1,566
* Vitria Technology, Inc.                                244,702          1,564
* AirTran Holdings, Inc.                                 236,819          1,563
* Documentum, Inc.                                        71,896          1,562
  Wabtec Corp.                                           126,914          1,561
* Stillwater Mining Co.                                   84,377          1,561
  Glatfelter                                             100,137          1,560
* ARAMARK Corp.                                           57,900          1,558
* Rambus Inc.                                            194,845          1,557
* Dendrite International, Inc.                           110,875          1,556
* Pediatrix Medical Group, Inc.                           45,823          1,554
  Cathay Bancorp, Inc.                                    24,193          1,550
* CUNO Inc.                                               50,803          1,549
* Hollywood Casino Corp.                                 147,552          1,549
* Amylin Pharmaceuticals, Inc.                           169,479          1,549
  UIL Holdings Corp.                                      30,179          1,548
  Corus Bankshares Inc.                                   34,069          1,547
  Glimcher Realty Trust REIT                              82,022          1,544
  Kelly Services, Inc. Class A                            70,539          1,544
* dELiA*s Corp.                                          248,913          1,543
* Rogers Corp.                                            50,817          1,540

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                          SHARES           (000)
--------------------------------------------------------------------------------
  Centex Construction Products, Inc.           $          48,018   $      1,539
* NRG Energy, Inc.                                        98,910          1,533
* IHOP Corp.                                              52,246          1,531
  Crawford & Co. Class B                                 130,547          1,530
* Global Industries Ltd.                                 171,748          1,529
* Digene Corp.                                            51,806          1,528
* SuperGen, Inc.                                         106,594          1,526
* Schuler Homes Inc. Class A                              76,834          1,525
* Brooks Automation, Inc.                                 37,486          1,525
* Ixia                                                   118,604          1,524
  Home Properties of New York, Inc. REIT                  48,220          1,524
  Modine Manufacturing Co.                                65,300          1,523
* Novavax, Inc.                                          108,043          1,523
* Jones Lang Lasalle Inc.                                 84,392          1,523
* Symyx Technologies                                      71,645          1,522
  Westcorp, Inc.                                          81,320          1,518
* The Wet Seal, Inc. Class A                              64,454          1,518
* Silgan Holdings, Inc.                                   58,014          1,518
* Coinstar, Inc.                                          60,687          1,517
* Rayovac Corp.                                           86,162          1,516
  Harbor Florida Bancshares, Inc.                         89,113          1,515
  Health Care REIT, Inc.                                  62,142          1,513
  Sterling Bancshares, Inc.                              120,750          1,512
* Penwest Pharmaceuticals Co.                             75,210          1,508
* McDermott International, Inc.                          122,839          1,507
  The Toro Co.                                            33,455          1,505
* The Ackerley Group, Inc.                                85,939          1,504
* Hollywood Entertainment Corp.                          105,169          1,503
* XM Satellite Radio Holdings, Inc.                       81,652          1,499
* Pixelworks, Inc.                                        93,339          1,499
* Digital River, Inc.                                     94,139          1,499
* Newpark Resources, Inc.                                189,703          1,499
* Martek Biosciences Corp.                                68,882          1,498
* Bally Total Fitness Holding Corp.                       69,379          1,496
* La Quinta Properties, Inc.                             260,570          1,496
* Genta Inc.                                             105,081          1,495
  United National Bancorp                                 62,275          1,495
* UICI                                                   110,257          1,488
* Littelfuse, Inc.                                        56,718          1,488
  Apogee Enterprises, Inc.                                94,001          1,487
  Stewart & Stevenson Services, Inc.                      78,990          1,486
* C-COR Electronics, Inc.                                101,855          1,484
* First Consulting Group, Inc.                            94,649          1,481
  Kaydon Corp.                                            65,269          1,480
* webMethods, Inc.                                        88,141          1,477
* I.D. Systems, Inc.                                     139,402          1,476
* Cable Design Technologies Corp.                        107,775          1,474
* CorVel Corp.                                            44,970          1,473
* Redback Networks Inc.                                  372,132          1,470
  N L Industries, Inc.                                    96,224          1,469
* Specialty Laboratories, Inc.                            53,448          1,469
* Netegrity, Inc.                                         75,875          1,469
* Magma Design Automation, Inc.                           48,500          1,469
  Regal-Beloit Corp.                                      67,260          1,466
* Cerus Corp.                                             32,047          1,466
* Commerce One, Inc.                                     410,644          1,466
* Steel Dynamics, Inc.                                   126,045          1,463
* Triarc Cos., Inc. Class A                               60,202          1,463
* Read Rite Corp.                                        221,034          1,461
* ImmunoGen, Inc.                                         87,958          1,458
  First Charter Corp.                                     81,881          1,458
* BroadVision, Inc.                                      531,674          1,457
* California Pizza Kitchen, Inc.                          58,849          1,457
* Entravision Communications Corp.                       121,882          1,456
  Glenborough Realty Trust, Inc. REIT                     75,064          1,456
* Leap Wireless International, Inc.                       69,378          1,455
* Aztar Corp.                                             79,389          1,453
  Rollins, Inc.                                           72,537          1,451
  Libbey, Inc.                                            44,361          1,448
  Great American Financial Resources, Inc.                77,184          1,447
* Adolor Corp.                                            80,616          1,447
  Bob Evans Farms, Inc.                                   58,820          1,445
* Tanox, Inc.                                             78,092          1,445
* Embarcadero Technologies, Inc.                          59,666          1,444
* Alaska Air Group, Inc.                                  49,599          1,443
* Charming Shoppes, Inc.                                 271,373          1,441
  UAL Corp.                                              106,030          1,431
* Ista Pharmaceuticals Inc.                              212,818          1,430
  Sovran Self Storage, Inc. REIT                          45,845          1,428
* Teledyne Technologies, Inc.                             87,349          1,423
* Handleman Co.                                           95,769          1,422
  The Trust Co. of New Jersey                             56,343          1,420
* Dionex Corp.                                            55,658          1,420
  Claire's Stores, Inc.                                   93,926          1,418
  Millennium Chemicals, Inc.                             112,490          1,417
* Oceaneering International, Inc.                         63,991          1,415
* Gartner, Inc. Class A                                  121,000          1,414
* NeoPharm, Inc.                                          56,363          1,412
* Ionics, Inc.                                            47,013          1,412
* MTR Gaming Group Inc.                                   88,114          1,410
* SPS Technologies, Inc.                                  40,358          1,409
  Clarcor Inc.                                            51,901          1,409
  Spartech Corp.                                          68,516          1,408
* Collins & Aikman Corp.                                 182,579          1,406
* Sybron Dental Specialties, Inc.                         65,131          1,406
* VISX Inc.                                              106,072          1,405
* FLIR Systems, Inc.                                      37,040          1,405
  First Financial Holdings, Inc.                          58,085          1,404
* Universal Compression Holdings, Inc.                    47,568          1,403

--------------------------------------------------------------------------------
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                                SHARES           (000)
--------------------------------------------------------------------------------
* Gene Logic Inc.                              $          74,433   $      1,402
  Landauer, Inc.                                          41,425          1,402
* MICROS Systems, Inc.                                    55,787          1,400
* Infonet Services Corp.                                 571,169          1,399
  UCBH Holdings, Inc.                                     49,200          1,399
  Walter Industries, Inc.                                123,709          1,399
* Pegasus Communications Corp. Class A                   134,304          1,398
  Vital Signs, Inc.                                       40,011          1,396
* Triad Guaranty, Inc.                                    38,478          1,396
  Chemical Financial Corp.                                46,209          1,394
  Thornburg Mortgage, Inc.                                70,528          1,389
  Cato Corp. Class A                                      73,505          1,389
  Interpool, Inc.                                         71,904          1,384
  Sun Communities, Inc. REIT                              37,060          1,380
* Identix, Inc.                                           94,587          1,380
* Eclipsys Corp.                                          82,382          1,380
* Playtex Products, Inc.                                 141,482          1,379
* Immucor Inc.                                           114,559          1,372
* Antigenics, Inc.                                        83,624          1,371
* Cross Country, Inc.                                     51,750          1,371
* On Assignment, Inc.                                     59,365          1,364
* US Oncology, Inc.                                      180,811          1,363
  Madison Gas & Electric Co.                              51,520          1,363
  ABM Industries                                          43,444          1,362
* Hovnanian Enterprises Class A                           63,934          1,361
* Versicor, Inc.                                          66,684          1,357
  St. Mary Land & Exploration Co.                         64,036          1,357
* Tollgrade Communications, Inc.                          40,672          1,356
* SeeBeyond Technology Corp.                             139,747          1,356
* Zoll Medical Corp.                                      34,732          1,352
  Elcor Corp.                                             48,572          1,350
  Airborne, Inc.                                          91,006          1,350
* Boca Resorts, Inc. Class A                             102,985          1,349
  R.L.I. Corp.                                            29,967          1,349
  Amcore Financial                                        60,310          1,348
  Hancock Holding Co.                                     31,215          1,343
* Group 1 Automotive, Inc.                                47,122          1,343
* Tellium, Inc.                                          215,189          1,341
  Arrow Financial Corp.                                   45,723          1,335
  Wausau-Mosinee Paper Corp.                             110,229          1,334
  Arch Chemicals, Inc.                                    57,449          1,333
* Interdigital Communications Corp.                      137,240          1,331
  Nash-Finch Co.                                          42,782          1,331
* Radio One, Inc. Class D                                 73,870          1,330
* Playboy Enterprises, Inc. Class B                       78,714          1,329
* ChipPAC, Inc.                                          178,851          1,327
  Holly Corp.                                             68,890          1,326
* Vicor Corp.                                             81,832          1,326
* Station Casinos, Inc.                                  118,275          1,323
  Newport Corp.                                           68,357          1,318
* Meritage Corp.                                          25,669          1,317
* Impax Laboratories, Inc.                                97,900          1,316
* Superior Consultant Holdings Corp.                     156,588          1,315
* URS Corp.                                               47,979          1,315
* Fresh Del Monte Produce Inc.                            86,957          1,309
  Barnes Group, Inc.                                      54,389          1,305
* Caminus Corp.                                           56,729          1,305
* American Management Systems, Inc.                       72,126          1,304
* Theragenics Corp.                                      132,199          1,303
  Independent Bank Corp. (MA)                             60,391          1,298
* ATMI, Inc.                                              54,366          1,297
* International Multifoods Corp.                          54,226          1,296
  CTS Corp.                                               81,409          1,294
* Intermagnetics General Corp.                            49,940          1,293
  Chesapeake Corp. of Virginia                            46,371          1,290
* Atwood Oceanics, Inc.                                   36,980          1,289
* Harmonic, Inc.                                         107,078          1,287
* Crestline Capital Corp.                                 41,418          1,286
  PFF Bancorp, Inc.                                       46,440          1,282
* Buckeye Technology, Inc.                               111,297          1,280
* Digital Insight Corp.                                   57,166          1,278
* eFunds Corp.                                            92,845          1,277
* Kroll Inc.                                              84,461          1,275
* Syntel, Inc.                                            98,594          1,275
  Longview Fibre Co.                                     107,876          1,274
* Xicor, Inc.                                            114,711          1,273
* Aurora Foods Inc.                                      252,004          1,273
* Clark/Bardes Inc.                                       50,440          1,273
  American States Water Co.                               36,313          1,269
* NYFIX, Inc.                                             63,308          1,267
* DDi Corp.                                              127,974          1,259
  Pulitzer, Inc.                                          24,650          1,257
* Transaction Systems Architects, Inc.                   102,528          1,257
  Koger Equity, Inc. REIT                                 77,027          1,256
  Simmons First National                                  39,045          1,255
  Schweitzer-Mauduit International, Inc.                  52,703          1,252
* SurModics, Inc.                                         34,322          1,251
* Terex Corp.                                             71,330          1,251
* Knight Transportation, Inc.                             66,186          1,243
  Florida East Coast Industries, Inc. Class A             53,632          1,242
* CryoLife Inc.                                           41,374          1,241
* Gardner Denver Inc.                                     55,497          1,239
  Kansas City Life Insurance Co.                          33,333          1,237
  K-Swiss, Inc.                                           37,189          1,237
* Credit Acceptance Corp.                                138,734          1,235
* Veritas DGC Inc.                                        66,727          1,234
  MacDermid, Inc.                                         72,787          1,234
* Rare Hospitality  International Inc.                    54,630          1,231
* InfoSpace, Inc.                                        599,925          1,230
* IKOS Systems, Inc.                                     103,724          1,229

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                          SHARES           (000)
--------------------------------------------------------------------------------
  Commercial Metals Co.                        $          35,123   $      1,229
  JP Realty Inc. REIT                                     51,601          1,229
* PAREXEL International Corp.                             85,562          1,228
  Westbanco Inc.                                          58,079          1,227
* Noven Pharmaceuticals, Inc.                             69,101          1,227
* Akamai Technologies, Inc.                              206,313          1,225
  Russell Corp.                                           81,624          1,225
* Unit Corp.                                              94,764          1,222
  Flagstar Bancorp, Inc.                                  60,697          1,222
* Bio-Technology General Corp.                           148,408          1,221
  Riggs National Corp.                                    87,323          1,220
  Wellman, Inc.                                           78,582          1,217
* RehabCare Group, Inc.                                   41,100          1,217
* InterVoice-Brite, Inc.                                  94,819          1,214
* CDI Corp.                                               63,806          1,212
  Farmer Brothers, Inc.                                    4,568          1,211
  NACCO Industries, Inc. Class A                          21,292          1,209
  JLG Industries, Inc.                                   113,312          1,207
* ANADIGICS, Inc.                                         79,090          1,206
* NTELOS Inc.                                             77,803          1,205
  First Sentinel Bancorp Inc.                             96,241          1,205
  Central Parking Corp.                                   61,271          1,203
* Dril-Quip, Inc.                                         49,872          1,202
  Hancock Fabrics, Inc.                                   91,286          1,200
  Watsco, Inc.                                            84,247          1,196
  Redwood Trust, Inc. REIT                                49,269          1,194
  Town & Country Trust REIT                               57,111          1,194
  OceanFirst Financial Corp.                              49,367          1,193
* Trimble Navigation Ltd.                                 73,504          1,192
* Atlas Air Worldwide Holdings, Inc.                      81,311          1,191
  MeriStar Hospitality Corp. REIT                         83,714          1,189
  The Standard Register Co.                               64,047          1,187
* Vail Resorts Inc.                                       66,928          1,187
* Drexler Technology Corp.                                49,751          1,183
* Closure Medical Corp.                                   50,614          1,182
  First Source Corp.                                      57,036          1,181
* Atrix Laboratories, Inc.                                57,161          1,178
* EGL, Inc.                                               84,438          1,178
* CardioDynamics International Corp.                     177,968          1,176
  Argonaut Group, Inc.                                    60,104          1,176
* Therma-Wave Inc.                                        78,653          1,174
* Kenneth Cole Productions, Inc.                          66,297          1,173
* Quicksilver Resources, Inc.                             61,499          1,172
* Forrester Research, Inc.                                58,057          1,169
* Corrections Corp. of America                            62,896          1,167
  Coca-Cola Bottling Co.                                  30,803          1,166
* OraSure Technologies, Inc.                              95,976          1,166
  Watts Industries Class A                                77,562          1,163
* PC Connection, Inc.                                     78,385          1,162
* Remec, Inc.                                            116,350          1,162
* Aftermarket Technology Corp.                            71,731          1,162
* bebe stores, inc                                        62,172          1,160
  Bowne & Co., Inc.                                       90,538          1,159
  LSI Industries Inc.                                     66,528          1,158
* Energy Conversion Devices, Inc.                         61,018          1,158
* School Specialty, Inc.                                  50,533          1,156
* Grey Wolf, Inc.                                        389,271          1,156
* The Gymboree Corp.                                      96,772          1,154
  Community Trust Bancorp Inc.                            48,521          1,152
* Traffix, Inc.                                          158,833          1,152
* Foamex International, Inc.                             141,857          1,149
  Anchor Bancorp Wisconsin Inc.                           64,716          1,148
  BSB Bancorp, Inc.                                       48,398          1,148
  Southwest Gas Corp.                                     51,258          1,146
* Offshore Logistics, Inc.                                64,450          1,145
* CompuCredit Corp.                                       97,327          1,145
* Sonosite, Inc.                                          44,537          1,144
* Entrust, Inc.                                          112,002          1,141
* Bone Care International, Inc.                           66,542          1,140
  F & M Bancorp                                           44,788          1,140
  Wallace Computer Services, Inc.                         59,989          1,139
* Montana Power Co.                                      198,092          1,139
* Applica Inc.                                           126,321          1,138
  Empire District Electric Co.                            54,196          1,138
* ViroPharma Inc.                                         49,562          1,137
* Casella Waste Systems, Inc.                             76,708          1,136
* Esterline Technologies Corp.                            70,904          1,135
* Quaker City Bancorp, Inc.                               38,022          1,135
* Per-Se Technologies, Inc.                              105,360          1,133
  Seacoast Banking Corp. of Florida Class A               24,391          1,132
  Connecticut Water Services, Inc.                        38,259          1,131
  IRT Property Co. REIT                                  106,643          1,130
  Avista Corp.                                            85,221          1,130
* Tejon Ranch Co.                                         47,220          1,129
* MatrixOne, Inc.                                         86,860          1,128
* BE Avionics Inc.                                       122,789          1,126
* Conmed Corp.                                            56,379          1,125
  NUI Corp.                                               47,430          1,124
* DiamondCluster International, Inc.                      85,755          1,123
  Getty Realty Holding Corp.                              59,594          1,123
* Avant! Corp.                                            54,733          1,121
* 1-800-FLOWERS.COM, Inc.                                 71,869          1,121
* Bright Horizons Family Solutions, Inc.                  40,036          1,121
  Alico, Inc.                                             35,737          1,120
* The Topps Co., Inc.                                     92,172          1,120
  Berry Petroleum Class A                                 71,330          1,120
* Swift Energy Co.                                        55,361          1,118
* National Western Life Insurance Co. Class A             10,049          1,117
* Kendle International Inc.                               55,025          1,109
 * Water Pik Technologies, Inc.                          127,628          1,109
* MRV Communications Inc.                                261,267          1,108
* Aerosonic Corp.                                         58,226          1,107

--------------------------------------------------------------------------------
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                                SHARES           (000)
--------------------------------------------------------------------------------
  Flushing Financial Corp.                     $          62,171   $      1,107
* E.Piphany Inc.                                         126,506          1,102
* Echelon Corp.                                           77,674          1,100
* Rainbow Technologies, Inc.                             148,356          1,098
* CIMA Labs Inc.                                          30,331          1,096
* Pre-Paid Legal Services, Inc.                           50,050          1,096
* Ultratech Stepper, Inc.                                 66,307          1,095
* Consolidated Graphics, Inc.                             56,879          1,095
  CB Bancshares Inc./Hawaii                               30,930          1,094
* RailAmerica, Inc.                                       75,588          1,093
* DigitalThink, Inc.                                     101,006          1,091
  Brown Shoe Company, Inc.                                67,086          1,089
* SafeNet, Inc.                                           57,498          1,089
  Thomas Nelson, Inc.                                     98,037          1,088
  EastGroup Properties, Inc. REIT                         47,025          1,085
  Owens & Minor, Inc. Holding Co.                         58,489          1,082
* Shoe Carnival, Inc.                                     77,816          1,079
  Mid-State Bancshares                                    66,213          1,078
  Dover Downs Entertainment, Inc.                         70,369          1,077
* First Republic Bank                                     44,559          1,076
  Pioneer Standard Electronics Inc.                       84,709          1,076
  LandAmerica Financial Group, Inc.                       37,464          1,075
  U.S.B. Holding Co., Inc.                                63,723          1,074
  BP Prudhoe Bay Royalty Trust                            72,265          1,073
* Quiksilver, Inc.                                        62,358          1,073
* First Federal Financial Corp.                           41,753          1,070
* Entegris Inc.                                           97,557          1,069
* Input/Output, Inc.                                     130,158          1,069
* ProBusiness Services, Inc.                              56,821          1,068
* Concord Communications, Inc.                            51,725          1,068
* NCI Building Systems, Inc.                              60,140          1,064
* Maverick Tube Corp.                                     82,106          1,063
* CSK Auto Corp.                                         106,836          1,063
  Milacron Inc.                                           67,230          1,063
  AREA Bancshares Corp.                                   54,579          1,063
  Parkway Properties Inc. REIT                            32,007          1,063
  International Bancshares Corp.                          25,200          1,062
* Information Resources, Inc.                            127,841          1,061
* TriPath Imaging, Inc.                                  140,778          1,060
* Molecular Devices Corp.                                 50,781          1,060
* Boron, LePore & Associates, Inc.                        76,852          1,060
* Shuffle Master, Inc.                                    67,545          1,058
* Terayon Communications Systems, Inc.                   127,487          1,054
* UbiquiTel Inc.                                         141,442          1,054
  Pacific Northwest Bancorp                               51,484          1,053
* Stewart Enterprises, Inc. Class A                      175,839          1,053
* Hyperion Solutions Corp.                                52,944          1,051
  Bandag, Inc.                                            30,248          1,051
* Guess ?, Inc.                                          140,028          1,050
* Nautica Enterprises, Inc.                               82,098          1,050
  Movado Group, Inc.                                      54,534          1,047
  Southwest Bancorp, Inc.                                 59,404          1,046
* Wackenhut Corp.                                         42,142          1,045
  Great Southern Bancorp, Inc.                            34,186          1,043
* National Dentex Corp.                                   43,095          1,042
  Ameron International Corp.                              15,044          1,041
  Pitt Des Moines, Inc.                                   33,567          1,041
  USEC Inc.                                              145,275          1,040
* Cole National Corp. Class A                             62,850          1,040
  Pilgrim's Pride Corp.                                   76,655          1,039
* Asyst Technologies, Inc.                                81,298          1,037
* IDX Systems Corp.                                       79,718          1,037
* Merix Corp.                                             60,108          1,037
* J. Jill Group, Inc.                                     48,113          1,036
* Electroglas, Inc.                                       70,116          1,036
* CMGI Inc.                                              635,154          1,035
* Standard Microsystem                                    66,674          1,035
* Luminex Corp.                                           60,988          1,034
* Federal Agricultural Mortgage Corp. Class A             35,494          1,033
* Kensey Nash Corp.                                       57,308          1,032
  Chemed Corp.                                            30,358          1,029
  Pacific Capital Bancorp                                 37,015          1,029
* SBA Communications Corp.                                78,712          1,025
* Wright Medical Group, Inc.                              57,200          1,024
* Cobalt Corp.                                           160,365          1,023
* Witness Systems, Inc.                                   76,794          1,023
  Brookline Bancorp, Inc.                                 62,178          1,022
* Sirius Satellite Radio, Inc.                            87,873          1,022
  Omega Financial Corp.                                   31,720          1,020
  FBL Financial Group, Inc. Class A                       61,136          1,020
* PLATO Learning, Inc.                                    61,392          1,020
* RMH Teleservices, Inc.                                  53,367          1,019
  Spartan Motors, Inc.                                   159,027          1,018
  First Commonwealth Financial Corp.                      88,338          1,018
* Oak Technology, Inc.                                    73,907          1,016
  Sauer-Danfoss, Inc.                                    126,921          1,015
  ChemFirst Inc.                                          42,342          1,015
* Korn/Ferry International                                95,235          1,014
  Sealed Air Corp. Cvt. Pfd.                              24,451          1,013
  NCH Corp.                                               19,393          1,011
* Nortek, Inc.                                            36,239          1,011
  Bel Fuse, Inc.- Class B                                 40,350          1,011
* Next Level Communications, Inc.                        301,640          1,010
* Factory 2-U Stores Inc.                                 50,360          1,009
* Aether Systems, Inc.                                   109,548          1,008
* SkillSoft Corp.                                         38,846          1,007
* Right Management Consultants, Inc.                      57,960          1,003
* TransMontaigne Inc.                                    183,647          1,001
  Otter Tail Corp.                                        34,346          1,001
  NBT Bancorp, Inc.                                       69,046          1,000
  Kramont Realty Trust REIT                               68,328            998
  Penn Virginia Corp.                                     29,254            998
* Ocwen Financial Corp.                                  117,563            997

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                          SHARES           (000)
--------------------------------------------------------------------------------
  Irwin Financial Corp.                        $          58,597   $        996
* Key Production Company, Inc.                            58,418            993
  LSB Corporation                                         78,150            992
* Spectrasite Holdings, Inc.                             275,802            990
* Loudcloud, Inc.                                        233,028            988
  Coachmen Industries, Inc.                               82,282            987
* FuelCell Energy, Inc.                                   54,414            987
  CPB, Inc.                                               33,562            987
* Universal Electronics, Inc.                             57,317            986
* Championship Auto Racing Teams, Inc.                    61,300            986
  Advanced Marketing Services                             54,019            986
* American Medical Security Group, Inc.                   79,147            985
* Lexicon Genetics Inc.                                   85,316            985
* Hologic, Inc.                                          105,942            984
* Alliance Imaging, Inc.                                  80,600            983
* Lifeline Systems, Inc.                                  41,086            983
* Momentum Business Applications, Inc.                    49,395            983
* Presstek, Inc.                                         107,116            982
* Modis Professional Services Inc.                       137,485            982
* ArthroCare Corp.                                        54,682            980
  Gorman-Rupp Co.                                         36,513            980
* Tractor Supply Co.                                      28,684            978
* infoUSA Inc.                                           140,716            977
  Greater Delaware Valley Savings Bank                    35,687            976
* Pericom Semiconductor Corp.                             67,231            975
* Alliance Semiconductor Corp.                            80,667            974
* Intuitive Surgical, Inc.                                97,112            974
* Radiant Systems, Inc.                                   84,698            974
  Hughes Supply, Inc.                                     31,490            972
* Dollar Thrifty AutomotiveGroup, Inc.                    62,632            971
* IDT Corp. CLass B                                       58,342            969
* Capstone Turbine Corp.                                 178,773            967
* OPNET Technologies, Inc.                                67,107            967
  Northwest Bancorp, Inc.                                 84,492            967
* Diversa Corp.                                           68,309            967
* United Surgical Partners Intl., Inc.                    45,650            965
  First Financial Corp.-Indiana                           21,963            963
  Medford Bancorp, Inc.                                   45,462            962
* United Capital Corp.                                    45,124            961
  Helix Technology Corp.                                  42,510            959
* Nastech Pharmaceutical Co., Inc.                        61,841            959
* Alexander's, Inc. REIT                                  16,840            958
* Stein Mart, Inc.                                       114,565            958
  Fleetwood Enterprises, Inc.                             84,532            958
* Chiles Offshore, Inc.                                   47,967            954
* Provident Financial Holdings, Inc.                      36,586            951
  Middlesex Water Co.                                     27,897            946
* Mastec Inc.                                            136,100            946
* Pacificare Health Systems, Inc.                         59,117            946
* Nuevo Energy Co.                                        62,879            943
  Advanta Corp. Class A                                   94,869            943
* Avid Technology, Inc.                                   77,556            942
* Orbital Sciences Corp.                                 228,049            942
* Progenics Pharmaceuticals, Inc.                         50,942            941
* Tyler Technologies, Inc.                               206,734            941
* Young Broadcasting Inc.                                 52,330            939
  First Place Financial Corp.                             59,606            939
* World Acceptance Corp.                                 128,573            939
  World Fuel Services Corp.                               51,285            939
  Tredegar Corp.                                          49,293            937
  CIRCOR International, Inc.                              50,701            935
* Artesyn Technologies, Inc.                             100,344            934
* SONUS Pharmaceuticals, Inc.                            115,617            934
  Kaneb Services LLC                                      47,678            932
* PICO Holdings, Inc.                                     74,431            930
* RadiSys Corp.                                           47,322            930
* FSI International, Inc.                                100,546            927
* MedCath Corp.                                           55,200            926
* iManage, Inc.                                          117,223            925
  SJW Corp.                                               10,839            924
  Spiegel, Inc. Class A                                  203,065            924
  Consolidated-Tomoka Land Co.                            46,420            923
* Charles River Associates Inc.                           44,976            922
* AmSurg Corp.                                            33,900            921
* IDT Corp.                                               47,042            918
* Phoenix Technologies Ltd.                               78,832            918
* Cadiz Inc.                                             114,277            917
  Reliance Steel & Aluminum Co.                           34,900            916
* Safeguard Scientifics, Inc.                            261,498            915
  A. Schulman Inc.                                        67,019            915
* Acuity Brands, Inc.                                     75,548            914
* Insurance Auto Auctions, Inc.                           62,972            914
* Ventana Medical Systems, Inc.                           40,288            911
* The Buckle, Inc.                                        40,781            909
* Esperion Therapeutics, Inc.                            123,417            907
* LCC International, Inc. Class A                        124,037            906
* Capital Corp. of the West                               61,385            905
  Zenith National Insurance Corp.                         32,366            904
  Resource Bancshares Mortgage Group, Inc.                78,748            902
  Plains All American Pipeline, L.P.                      34,685            901
* Neurogen Corp.                                          51,533            901
* Coldwater Creek Inc.                                    42,528            901
  Wolverine World Wide, Inc.                              59,828            900
* EMS Technologies, Inc.                                  55,987            900
* Actuant Corp.                                           26,765            899
* LendingTree, Inc.                                      152,197            898
* Sinclair Broadcast Group, Inc.                          94,733            896
* Dobson Communications Corp.                            104,786            895
  Universal Health Realty Income REIT                     38,078            895
* TETRA Technologies, Inc.                                42,693            894

--------------------------------------------------------------------------------
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                                SHARES           (000)
--------------------------------------------------------------------------------
* Iomega Corp.                                 $         106,654   $        891
* Silicon Image, Inc.                                    236,389            889
* HPL Technologies, Inc.                                  49,700            887
* Key3Media Group, Inc.                                  166,389            887
* Spherion Corp.                                          90,785            887
  Crown American Realty  Trust REIT                      113,465            885
  Standard Commercial Tobacco Co.                         53,631            885
* ParkerVision, Inc.                                      42,098            884
  JDN Realty Corp. REIT                                   71,660            884
  Peoples Holding Co.                                     23,841            882
* Revlon, Inc. Class A                                   132,392            882
  Correctional Properties Trust REIT                      52,169            882
* World Wrestling Federation Entertainment, Inc.          67,001            881
* Avatar Holding, Inc.                                    37,366            880
  Mid Atlantic Realty Trust REIT                          56,555            879
* City Holding Co.                                        72,795            876
* Keynote Systems Inc.                                    93,528            874
  Corporate Office Properties Trust, Inc. REIT            73,660            874
* Strategic Diagnostics Inc.                             123,000            873
  Interface, Inc.                                        155,173            871
  Columbia Bancorp                                        53,074            870
* Friendly Ice Cream Corp.                               219,659            870
  Enron Corp.                                          1,447,914            869
  Lindsay Manufacturing Co.                               44,895            869
* Duane Reade Inc.                                        28,600            868
* Lifecore Biomedical Inc.                                77,867            867
* EMCORE Corp.                                            64,416            866
  Quaker Chemical Corp.                                   42,021            866
* Trammell Crow Co.                                       73,828            864
  X-Rite Inc.                                            101,465            863
* Mesa Air Group Inc.                                    114,820            863
* PRI Automation, Inc.                                    42,211            863
* Net.B@nk, Inc.                                          82,245            862
  National Presto Industries, Inc.                        30,963            859
* Giant Industries, Inc.                                  93,000            858
* ABIOMED, Inc.                                           54,209            858
  General Cable Corp.                                     65,439            857
  MTS Systems Corp.                                       84,650            856
* Benihana Inc. Class A                                   56,844            856
  Santander BanCorp                                       43,988            854
* MetaSolv, Inc.                                         108,535            852
* Local Financial Corp.                                   60,798            851
* American Physicians Capital, Inc.                       39,100            850
  Associated Estates Realty Corp. REIT                    92,587            850
* United Therapeutics Corp.                               81,567            849
* Integrated Silicon Solution, Inc.                       69,367            849
* BankUnited Financial Corp.                              57,123            848
* Curon Medical Inc.                                     192,760            848
* Royal Appliance Manufacturing Co.                      169,630            846
* Aquila, Inc.                                            49,349            844
* Regeneration Technologies, Inc.                         82,760            843
* Universal Access Global  Holdings Inc.                 179,625            842
* Cumulus Media Inc. Class A                              52,001            841
* Deltagen, Inc.                                          91,370            841
* Acacia Research Corp.                                   75,760            839
  Atlantic Tele-Network, Inc.                             59,240            838
* United Defense Industries Inc.                          39,700            836
  Commercial Net Lease Realty REIT                        64,221            835
* Pharmacopeia, Inc.                                      60,032            834
* Nuance Communications Inc.                              91,575            833
  Fidelity Bancorp, Inc.                                  30,049            833
* The Sports Authority, Inc.                             146,006            832
* Southwestern Energy Co.                                 79,928            831
  Vesta Insurance Group, Inc.                            103,814            831
* US Airways Group, Inc.                                 130,781            829
  Capstead Mortgage Corporation                           35,226            828
  Kilroy Realty Corp. REIT                                31,493            827
* Aphton Corp.                                            56,649            827
* Caliper Technologies Corp.                              52,893            826
  Curtiss-Wright Corp.                                    17,289            826
* The Neiman Marcus Group, Inc. Class B                   27,740            824
  PS Business Parks, Inc. REIT                            26,151            824
* Chordiant Software, Inc.                               103,915            822
  Colonial Properties Trust REIT                          26,367            821
  Greif Brothers Corp. Class A                            24,881            820
* Chalone Wine Group Ltd.                                 84,462            819
* Navigators Group, Inc.                                  40,976            818
* Insignia Financial Group, Inc.                          75,645            817
* ILEX Oncology, Inc.                                     30,196            817
* Sykes Enterprises, Inc.                                 87,419            816
* Telular Corp.                                           88,911            816
  Woodward Governor Co.                                   14,000            816
* International Specialty Products, Inc.                  90,851            813
* Diametrics Medical, Inc.                               143,549            812
* SONICblue Inc.                                         200,972            812
* Zomax Inc.                                             101,563            811
* Jo-Ann Stores, Inc. Class A                            113,279            810
* Joy Global Inc.                                         48,000            806
  Centennial Bancorp                                     109,236            806
  First South Bancorp, Inc.                               24,147            806
* Inet Technologies, Inc.                                 76,138            805
* Petrocorp, Inc.                                         89,380            804
* Encore Wire Corp.                                       66,389            803
* Daisytek International Corp.                            60,977            803
* NetRatings, Inc.                                        51,172            802
* Columbia Banking System, Inc.                           61,455            802

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                          SHARES           (000)
--------------------------------------------------------------------------------
  Atlanta Sosnoff Capital                      $          77,839   $        802
* Volt Information Sciences Inc.                          46,881            802
  Granite State Bankshares, Inc.                          33,934            801
* Buca, Inc.                                              49,400            801
* Gentiva Health Services, Inc.                           36,474            801
  California Independent Bancorp                          35,307            800
* Ciber, Inc.                                             84,587            799
* Manufacturers' Services Limited                        127,878            799
* MSC.Software Corp.                                      51,100            797
  Heritage Financial Corp.                                66,538            794
  Gold Banc Corp., Inc.                                  111,612            794
  Newmil Bancorp, Inc.                                    54,050            792
* Pegasus Solutions Inc.                                  55,692            791
  WSFS Financial Corp.                                    45,553            790
* Sequa Corp. Class A                                     16,619            790
* DVI, Inc.                                               45,869            789
* Strattec Security Corp.                                 22,347            788
* Ulticom, Inc.                                           78,212            787
* BioMarin Pharmaceutical Inc.                            58,462            786
* QRS Corp.                                               55,610            784
* Clayton Williams Energy, Inc.                           59,850            784
  Oriental Financial Group Inc.                           42,134            784
* William Lyon Homes, Inc.                                51,386            784
* Oregon Steel Mills, Inc.                               158,232            783
* UnitedGlobalCom Inc. Class A                           156,487            782
* Nu Horizons Electronics Corp.                           76,013            781
* Sipex Corp.                                             60,578            778
* Novoste Corp.                                           88,935            777
* I-STAT Corp.                                            98,506            777
  Talx Corp.                                              31,100            777
* Gulf Island Fabrication, Inc.                           62,095            777
* Anaren Microwave, Inc.                                  44,766            775
  Merchants Bancshares, Inc.                              32,229            773
  Tremont Corp.                                           26,760            773
  CPI Corp.                                               46,563            773
* W-H Energy Services, Inc.                               40,543            772
* Lone Star Technologies, Inc.                            43,751            770
  Community Bank System, Inc.                             29,376            770
* OfficeMax, Inc.                                        170,687            768
* Trendwest Resorts, Inc.                                 30,300            767
* The Medicines Co.                                       66,140            767
* Rudolph Technologies, Inc.                              22,300            765
* Plug Power, Inc.                                        87,528            765
  Ryerson Tull, Inc.                                      69,265            762
* Maxygen Inc.                                            43,288            761
  Bassett Furniture Industries, Inc.                      54,229            760
  Hudson River Bancorp. Inc.                              34,615            758
  United Fire & Casualty Co.                              26,403            756
* Labor Ready, Inc.                                      147,819            755
* Midwest Express Holdings, Inc.                          51,728            755
* The TriZetto Group, Inc.                                57,408            753
* Department 56 Inc.                                      87,519            753
  Tanger Factory Outlet Centers, Inc. REIT                36,082            752
* PDI, Inc.                                               33,705            752
* Kforce Inc.                                            119,471            751
  W.P. Carey & Co. LLC                                    32,356            751
  The Stride Rite Corp.                                  114,369            749
* Avanex Corp.                                           126,952            749
  Central Vermont Public Service Corp.                    44,826            749
  UniFirst Corp.                                          33,146            747
  First Financial Bankshares, Inc.                        24,822            747
  Sizzlers Property Investors, Inc. REIT                  82,820            747
* Layne Christensen Co.                                   93,077            745
  Lennox International Inc.                               76,646            743
* CenterSpan Communications Corp.                         78,098            742
  National Health Investors REIT                          50,110            742
* Celeritek, Inc.                                         55,367            741
  Oxford Industries, Inc.                                 31,408            741
* K2 Inc.                                                102,771            741
* Syntroleum Corp.                                       104,277            740
  Caraustar Industries, Inc.                             106,703            739
* Integra LifeSciences Holdings                           28,000            738
  NYMAGIC, Inc.                                           45,836            738
* The Boyds Collection, Ltd.                             108,884            737
* Symmetricom Inc.                                        96,831            737
  BankAtlantic Bancorp, Inc. Class A                      80,084            735
* Vivus, Inc.                                            150,794            734
  Keithley Instruments Inc.                               43,415            734
* Applied Molecular Evolution                             59,562            733
* Matria Healthcare, Inc.                                 21,171            733
  Wabash National Corp.                                   93,861            732
  State Financial  Services Corp. Class A                 63,378            732
* Gadzooks, Inc.                                          52,992            728
  AMCOL International Corp.                              101,072            728
* Ocular Sciences, Inc.                                   31,157            726
* Skechers U.S.A., Inc.                                   49,569            725
* Transcontinental Realty Investors, Inc. REIT            45,152            725
* Material Sciences Corp.                                 71,562            724
  MutualFirst Financial Inc.                              47,853            723
* Beasley Broadcast Group, Inc.                           55,446            721
* Lydall, Inc.                                            72,067            721
  Myers Industries, Inc.                                  52,790            721
* Arena Pharmaceuticals, Inc.                             59,831            720
* The Good Guys, Inc.                                    180,560            719
* Aviall Inc.                                             95,156            718
* Magellan Health Services, Inc.                         112,978            717
* F5 Networks, Inc.                                       33,296            717
* Quovadx, Inc.                                           78,356            717
  Lance, Inc.                                             50,002            715
* Arris Group Inc.                                        72,992            712
* Perry Ellis International Corp.                         74,977            712

--------------------------------------------------------------------------------
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                                SHARES           (000)
--------------------------------------------------------------------------------
* Audiovox Corp.                               $          95,335   $        711
  Met-Pro Corp.                                           54,252            711
* NS Group Inc.                                           94,974            710
  Dimon Inc.                                              98,612            710
* SITEL Corp.                                            295,379            709
* Wackenhut Corrections Corp.                             51,123            709
  Riviana Foods, Inc.                                     39,903            708
  United Mobile Homes, Inc. REIT                          58,112            708
* VTEL Corp.                                             164,155            706
* Roxio, Inc.                                             42,638            706
  Oregon Trail Financial Corp.                            40,196            705
* Financial Federal Corp.                                 22,554            705
* The Dress Barn, Inc.                                    28,145            704
  AAR Corp.                                               77,906            702
* Virage Logic Corporation                                36,472            701
* Aspect Medical Systems, Inc.                            69,969            700
* Stratos Lightwave, Inc.                                113,255            697
* UNOVA, Inc.                                            120,036            696
* Alexion Pharmaceuticals, Inc.                           28,483            696
* Petroleum Helicopters, Inc.                             35,415            696
* Argonaut Technologies Inc.                             165,640            696
* Embrex, Inc.                                            38,781            694
* Miravant Medical Technologies                           72,099            693
* TranSwitch Corp.                                       153,621            691
* hi/fn, inc                                              47,747            691
* ePresence, Inc.                                        164,391            689
* Parker Drilling Co.                                    186,637            689
* eResearch Technology, Inc.                              58,758            689
* A.C. Moore Arts & Crafts, Inc.                          23,293            687
* Unifi, Inc.                                             94,763            687
  Cascade Bancorp                                         42,504            686
* Workflow Management, Inc.                              143,617            685
* iGATE Capital Corp.                                    167,026            685
  Horizon Financial Corp.                                 57,968            684
* Titanium Metals Corp.                                  170,576            681
  Steelcase Inc.                                          46,233            681
* Zebra Technologies Corp. Class B                        12,240            679
* Sorrento Networks Corp.                                189,253            679
* Griffin Land & Nurseries, Inc.                          49,788            678
* FalconStor Software, Inc.                               74,711            677
* General Maritime Corp.                                  67,460            675
* Hawthorne Financial Corp.                               35,112            674
* S&K Famous Brands Inc.                                  74,733            674
* Saba Software, Inc.                                    128,990            673
* Spanish Broadcasting System, Inc.                       68,001            673
  Midas Inc.                                              58,335            671
* Syms Corp.                                             118,084            671
* Cygnus Inc.                                            127,623            670
  Herbalife International Class A                         47,109            670
* Peco II, Inc.                                          112,253            669
  St. Francis Capital Corp.                               28,920            669
  Ameriserv Financial Inc.                               139,159            668
* Valence Technology Inc.                                196,037            661
* Three-Five Systems, Inc.                                41,440            659
* Hoenig Group, Inc.                                      62,830            658
* Mykrolis Corp.                                          41,100            658
* Northwest Pipe Co.                                      40,194            657
* The Profit Recovery Group International, Inc.           80,473            656
* Hector Communications Corp.                             39,376            656
* QuickLogic Corp.                                       130,811            654
  Bryn Mawr Bank Corp.                                    23,122            653
* Tweeter Home Entertainment Group, Inc.                  22,500            653
* Centra Software, Inc.                                   81,533            652
  Winston Hotels, Inc. REIT                               84,126            651
  Blair Corp.                                             28,781            650
  Coastal Bancorp, Inc.                                   22,464            649
* Tower Automotive, Inc.                                  71,865            649
* Enesco Group, Inc.                                     102,983            649
  Green Mountain Power Corp.                              34,751            648
* Remington Oil & Gas Corp.                               37,342            646
* Somera Communications, Inc.                             85,362            644
  Landry's Restaurants, Inc.                              34,537            644
* Corvas International, Inc.                              98,309            644
* Zygo Corp.                                              40,369            642
  Angelica Corp.                                          59,183            642
* Helen of Troy Corp.                                     51,628            641
  Massbank Corp.                                          17,891            640
* Stanley Furniture Company, Inc.                         26,900            639
* Dura Automotive Systems, Inc.                           58,127            639
* GenesisIntermedia Inc.                                 108,263            639
  Ampco-Pittsburgh Corp.                                  59,374            638
  Virco Manufacturing Corp.                               63,650            637
* Proxim, Inc.                                            64,018            635
* Geron Corp.                                             72,947            635
  TF Financial Corp.                                      29,984            633
  Century Bancorp, Inc. Class A                           31,610            632
* Management Network Group Inc.                           91,490            631
* Extended Systems Inc.                                   84,386            631
* Portal Software, Inc.                                  302,432            629
* SRI/Surgical Express, Inc.                              39,163            627
  Covest Bankshares, Inc.                                 33,503            627
* Heidrick & Struggles International, Inc.                34,500            626
* Numerex Corp.                                           83,426            626
  Meridian Bioscience Inc.                               103,835            625
* IntraBiotics Pharmaceuticals, Inc.                     228,955            625
* Wireless Facilities, Inc.                               92,831            625
* Viewpoint Corp.                                         91,539            623
  BancFirst Ohio Corp.                                    25,713            621
* ePlus Inc.                                              64,830            619
* TTM Technologies, Inc.                                  61,100            618
* Mail-Well, Inc.                                        150,675            618
* Old Dominion Freight Line, Inc.                         48,691            617

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                          SHARES           (000)
--------------------------------------------------------------------------------
* Acceptance Insurance Cos. Inc.               $         121,172   $        617
* Todd Shipyards Corp.                                    69,251            616
* KCS Energy, Inc.                                       197,444            616
  L. S. Starrett Co. Class A                              29,464            614
* UTStarcom, Inc.                                         21,547            614
* Ampal-American Israel Corp.                            107,700            614
  Calgon Carbon Corp.                                     73,485            614
* Lantronix, Inc.                                         97,075            614
* Carriage Services, Inc.                                116,098            612
* Oakwood Homes Corp.                                    115,437            612
* Actuate Software Corp.                                 115,897            611
* Axsys Technologies, Inc.                                60,974            610
  Florida East Coast Industries, Inc.- Class B            29,133            609
* ANSYS, Inc.                                             24,656            608
* IXYS Corp.                                              75,043            607
* Danielson Holdings Corp.                               136,611            607
  RFS Hotel Investors, Inc. REIT                          53,213            606
* Virage, Inc.                                           182,464            604
* Cell Pathways, Inc.                                     86,646            603
* Equinix, Inc.                                          207,583            602
  Waypoint Financial Corp.                                39,894            602
* Software Spectrum, Inc.                                 38,408            602
  First Federal Bancshares of Arkansas, Inc.              26,125            601
* Aspen Technologies, Inc.                                35,741            600
  HEICO Corp.                                             39,726            599
* Titan Pharmaceuticals, Inc.                             60,962            598
* Mapics Inc.                                             96,977            597
* Sequenom, Inc.                                          55,883            596
  Phillips-Van Heusen Corp.                               54,479            594
  American Land Lease, Inc. REIT                          45,230            593
* Sirenza Microdevices, Inc.                              97,271            592
* Navigant International, Inc.                            51,442            589
* Organogenesis, Inc.                                    122,501            588
  Summit Bancshares, Inc.                                 32,488            587
* Internet Capital Group, Inc.                           484,628            586
* America West Holdings Corp.Class B                     167,267            585
* Value City Department Stores, Inc.                     124,431            585
* Neoforma, Inc.                                          20,041            584
* Kadant Inc.                                             40,189            583
  Three Rivers Bancorp, Inc.                              46,537            582
* Instinet Group Inc.                                     57,619            579
* Del Monte Foods Co.                                     68,000            579
  Conestoga Enterprises, Inc.                             18,100            578
* Pinnacle Systems, Inc.                                  72,781            578
* F.Y.I. Inc.                                             17,248            578
* Genzyme Molecular Oncology                              72,032            576
* Genuity Inc.                                           363,951            575
  Community Banks, Inc.                                   21,297            575
* Main Street & Main, Inc.                               116,400            575
* EPIQ Systems, Inc.                                      29,700            575
* Lazare Kaplan International, Inc.                       83,180            574
* PC-Tel, Inc.                                            59,025            573
* Wesco International, Inc.                              115,681            573
* OTG Software, Inc.                                      57,230            572
* Centillium Communications, Inc.                         72,727            572
  Titan International, Inc.                              120,539            571
* Maxxam Inc.                                             32,629            571
* Torch Offshore, Inc.                                    95,100            571
  Apex Mortgage Capital, Inc. REIT                        50,698            570
  Prime Group Realty Trust REIT                           61,718            570
  HF Financial Corp.                                      51,464            569
* Silicon Graphics, Inc.                                 270,637            568
* Mortons Restaurant Group                                49,596            568
* Take-Two Interactive  Software, Inc.                    35,100            568
  Alamo Group, Inc.                                       39,806            567
* Stratus Properties Inc.                                 66,451            565
  Stepan Co.                                              23,220            564
  Frontier Oil Corp.                                      33,877            564
* Digital Lightwave, Inc.                                 60,036            563
* Applied Innovation Inc.                                 90,538            561
  Cash America International Inc.                         66,028            561
* Ace Cash Express, Inc.                                  59,367            558
* Consolidated Freightways Corp.                         109,628            558
* ORATEC Interventions, Inc.                              86,233            558
* MemberWorks, Inc.                                       39,806            558
  Foster Wheeler Ltd.                                    109,271            557
* SpeechWorks International Inc.                          49,509            557
* Illumina, Inc.                                          47,278            556
* Gartner, Inc. Class B                                   49,493            554
* CTC Communications Group, Inc.                         107,594            554
  Ambanc Holding Co., Inc.                                25,952            554
* Crown Cork & Seal Co., Inc.                            217,839            553
* California Amplifier, Inc.                              89,460            552
* AnswerThink Consulting  Group, Inc.                     84,468            552
* U.S. Energy Corp.                                      114,846            551
* Lexent Inc.                                             88,169            551
* TiVo Inc.                                               84,045            550
  Maine Public Service Co.                                18,446            549
* Transmeta Corp.                                        237,720            544
* Prime Hospitality Corp.                                 49,206            544
* Curative Health Services Inc.                           40,261            544
* Covista Communications, Inc.                            56,275            543
  North Valley Bancorp                                    39,605            542
* Alcide Corp.                                            22,591            542
* MGI Pharma, Inc.                                        35,477            542
* Avici Systems Inc.                                     186,235            542
  Bush Industries, Inc.                                   49,857            541
* Aware, Inc.                                             65,147            541
* Active Power, Inc.                                      79,496            541
* NASSDA Corp.                                            24,000            540
* Sanchez Computer Associates, Inc.                       63,045            539

--------------------------------------------------------------------------------
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                                SHARES           (000)
--------------------------------------------------------------------------------
* SignalSoft Corp.                             $         120,313   $        538
* Spectranetics Corp.                                    150,121            537
* Gulfmark Offshore, Inc.                                 18,958            537
* WatchGuard Technologies, Inc.                           82,419            537
* Inforte Corp.                                           38,404            537
* Omega Healthcare  Investors, Inc. REIT                  88,932            535
  Senior Housing Properties Trust REIT                    38,406            534
  Anthracite Capital Inc.                                 48,489            533
* Corixa Corp.                                            35,351            533
* EntreMed, Inc.                                          62,872            531
* BSQUARE Corp.                                          127,399            531
* Zonagen, Inc.                                           75,773            530
* Divine Inc.                                            714,576            529
* Greka Energy Corp.                                      61,068            528
* JDA Software Group, Inc.                                23,529            526
* First Union Real Estate REIT                           220,862            526
* Versant Corp.                                          129,397            525
* Clarus Corp.                                            84,186            525
* PRAECIS Pharmaceuticals Inc.                            90,237            525
  ISCO, Inc.                                              52,212            525
* Avigen, Inc.                                            45,312            522
* Mercator Software, Inc.                                 62,343            521
* MIPS Technologies, Inc. Class B                         65,209            520
* SciClone Pharmaceuticals, Inc.                         173,337            520
* Capital Pacific Holdings, Inc.                         114,124            519
* Datastream Systems, Inc.                                84,135            519
* Rochester Medical Corp.                                 93,739            517
* Lipid Sciences, Inc.                                    66,552            516
  BNP Residential Properties, Inc.                        50,006            516
* Impco Technologies Inc.                                 40,602            515
* Equitable Bank                                          20,137            515
* M&F Worldwide Corp.                                    119,557            514
  Lone Star Steakhouse &  Saloon, Inc.                    34,420            510
* Latitude Communications, Inc.                          192,617            510
  First Bancorp North Carolina                            22,613            510
* Proton Energy Systems, Inc.                             61,573            508
  Superior Uniform Group, Inc.                            55,829            505
  HMN Financial, Inc.                                     32,537            504
* Huttig Building Products, Inc.                          82,596            504
* Wiser Oil Co.                                           94,148            504
* CKE Restaurants Inc.                                    55,609            503
* Energy Partners, Ltd.                                   66,655            503
* NTL Inc.                                               533,984            502
* HotJobs.com Ltd.                                        48,293            502
* Hycor Biomedical Inc.                                   83,175            502
* Variagenics, Inc.                                      162,630            501
* PriceSmart, Inc.                                        14,295            500
  Suffolk Bancorp                                          9,159            500
  Penton Media, Inc. Class A                              79,780            499
* First Mariner Bancorp, Inc.                             54,465            499
* Kana Software, Inc.                                     25,546            497
* Oplink Communications, Inc.                            263,711            497
  Standard Motor Products, Inc.                           35,708            496
* Ciphergen Biosystems, Inc.                              61,929            495
* Horizon Offshore, Inc.                                  65,402            493
  Gerber Scientific, Inc.                                 52,764            491
* New Focus, Inc.                                        128,731            490
* Neon Communications, Inc.                              180,495            489
* Orchid Biosciences                                      88,886            489
  Patriot Bank Corp.                                      45,732            487
* 1-800 CONTACTS, Inc.                                    39,100            486
* PracticeWorks Inc.                                      48,771            486
* Orapharma Inc.                                         108,259            486
  Prosperity Bancshares, Inc.                             18,000            486
* PTEK Holdings, Inc.                                    142,832            486
* Pegasystems Inc.                                       111,612            486
* Ceres Group, Inc.                                      131,434            485
  FNB Financial Services Corp.                            33,322            485
  USG Corp.                                               84,697            484
* Nanogen, Inc.                                           83,514            482
* Armstrong Holdings, Inc.                               140,338            479
  Innkeepers USA Trust REIT                               48,779            478
* OSCA, Inc.                                              22,792            475
* Storage Computer Corp.                                  74,169            475
  CompX International Inc.                                36,597            475
* Serologicals Corp.                                      22,000            473
  Allen Organ Co.                                         15,182            472
  Methode Electronics, Inc. Class A                       59,001            472
* Imagistics International Inc.                           38,188            472
* Laser Vision Centers, Inc.                             227,572            471
  Fedders Corp.                                          154,694            470
* Paradigm Genetics, Inc.                                 82,309            469
* Allen Telecom Inc.                                      55,169            469
  A.O. Smith Corp.                                        24,000            468
  Howell Corp.                                            44,665            465
* TBC Corp.                                               34,675            464
* SCM Microsystems, Inc.                                  31,685            464
* Interep National Radio Sales, Inc.                      98,600            463
* Goody's Family Clothing                                110,317            463
* DT Industries, Inc.                                     84,200            463
* Intelidata Technologies Corp.                          163,608            463
* Comcast Corp. Class A                                   12,860            463
  The Marcus Corp.                                        32,684            462
  W Holding Co., Inc.                                     28,548            462
* Actrade Financial  Technologies, Ltd.                   15,700            462
* Comstock Resources, Inc.                                65,935            462
* Martha Stewart Living Omnimedia, Inc.                   27,949            460
  Southern Peru Copper Corp.                              38,447            459
* Todhunter International, Inc.                           52,458            459
* Acmat Corp. Class A                                     60,347            459
* Packeteer, Inc.                                         62,215            459
* Viasys Healthcare Inc.                                  22,668            458
* Dynamics Research Corp.                                 25,514            458

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                          SHARES           (000)
--------------------------------------------------------------------------------
* Florida Banks, Inc.                          $          75,069   $        458
* DutchFork Bancshares, Inc.                              22,229            458
* Advance Auto Parts, Inc.                                 9,200            458
* Garden Fresh Restaurant Corp.                           69,218            458
  Hunt Corp.                                              59,416            458
  Timberline Software Corp.                               75,954            456
* Maxim Pharmaceuticals, Inc.                             65,811            454
* PharmaNetics, Inc.                                      62,589            454
* Ramtron International Corp.                            100,777            452
  Pulaski Financial Corp.                                 28,699            452
* Digi International, Inc.                                70,879            451
  Oil-Dri Corp. of America                                59,487            451
* Sangamo BioSciences, Inc.                               48,126            449
* Regent Communications, Inc.                             66,493            449
* Mossimo, Inc.                                          128,200            449
  Investors Title Co.                                     29,052            449
* Western Multiplex Corp.                                 82,972            448
* ON Semiconductor Corp.                                 216,116            447
* Kaiser Aluminum Corp.                                  275,909            447
  National Golf Properties, Inc. REIT                     50,174            445
* ZixIt Corp.                                             87,874            445
* Quality Systems, Inc.                                   27,049            441
* Metromedia Fiber Network, Inc.                         999,911            440
  Oak Hill Financial, Inc.                                27,824            439
* Viacom Inc. Class A                                      9,906            438
  First Keystone Financial, Inc.                          31,203            438
* Bottomline Technologies, Inc.                           40,000            433
  Bridge View Bancorp                                     28,167            433
* ITXC Corp.                                              60,180            433
* Integrated Electrical Services, Inc.                    84,489            433
* Park-Ohio Holdings Corp.                               135,984            432
* Biosite Inc.                                            23,535            432
* American Bank Note  Holographics, Inc.                 266,100            428
* Owens Corning                                          224,633            427
* ShopKo Stores, Inc.                                     44,825            426
  BMC Industries, Inc.                                   206,304            425
* Aclara Biosciences, Inc.                                83,494            423
* LTC Properties, Inc. REIT                               67,330            422
* AP Pharma Inc.                                         150,724            422
* Magnum Hunter Resources Inc.                            50,842            422
* McLeodUSA, Inc. Class A                              1,140,019            422
* Texas Biotechnology Corp.                               64,877            422
* Black Hawk Gaming & Development Co., Inc.               37,870            420
* Sunrise Telecom Inc.                                   104,732            420
* Innotrac Corp.                                          60,858            420
* eXegenics Inc.                                         125,087            417
* Stoneridge, Inc.                                        45,671            416
* RCN Corp.                                              141,584            415
  Oneida Ltd.                                             32,012            415
* Paradyne Networks, Inc.                                106,040            414
  Team Financial, Inc.                                    48,142            414
* Designs, Inc.                                          131,575            412
* Docucorp International                                  66,380            412
* Captaris Inc.                                          111,490            411
* Signal Technology Corp.                                 71,663            411
* Syntellect Inc.                                        215,322            409
* HomeStore.com, Inc.                                    204,412            409
* Art Technology Group, Inc.                             116,634            406
* SpaceLabs Medical, Inc.                                 33,346            405
* Jos. A. Bank Clothiers, Inc.                            57,195            404
* Advanced Tissue Sciences Inc.                           92,710            404
* Startek, Inc.                                           21,252            403
* Artisan Components, Inc.                                25,464            402
* ResortQuest International, Inc.                         84,300            401
* Covanta Energy Corp.                                    88,639            401
* Digitas Inc.                                            99,610            400
* Actel Corp.                                             20,100            400
* JNI Corp.                                               48,108            400
* Mattson Technology, Inc.                                45,200            398
  Equity Inns, Inc. REIT                                  60,018            397
* MEMC Electronic Materials, Inc.                        111,733            397
* Prima Energy Corp.                                      18,142            395
* U.S. Vision, Inc.                                      196,629            393
* Lakes Gaming, Inc.                                      63,404            393
* Amerco, Inc.                                            20,878            393
* McMoRan Exploration Co.                                 67,856            393
* Hyseq, Inc.                                             50,732            392
* Nashua Corp.                                            67,215            391
  Curtiss-Wright Corp. Class B                             8,412            391
  Puerto Rican Cement Co., Inc.                           20,676            391
* Covansys Corp.                                          43,220            387
  Donnelly Corp.                                          29,403            387
* Lynx Therapeutics Inc.                                  95,866            386
  Schnitzer Steel  Industries, Inc. Class A               27,925            381
* Pinnacle Entertainment, Inc.                            63,123            381
* Spherix Inc.                                            40,077            380
* COMARCO, Inc.                                           24,924            380
* New Frontier Media, Inc.                               126,580            380
* LMI Aerospace, Inc.                                     87,603            378
* Computer Horizons Corp.                                117,385            377
  Pennsylvania REIT                                       16,200            376
* BTU International, Inc.                                 86,488            375
* Candela Corp.                                           95,404            375
* Systems & Computer Technology Corp.                     36,140            374
* Hartmarx Corp.                                         225,736            372
* Multimedia Games Inc.                                    9,800            372
* MCG Capital Corp.                                       20,900            372
* Mechanical Technology Inc.                             135,451            371
* Cysive, Inc.                                           131,929            371
* Curis, Inc.                                             65,883            370
* Neogen Corp.                                            20,400            369

--------------------------------------------------------------------------------
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                                SHARES           (000)
--------------------------------------------------------------------------------
* Ask Jeeves, Inc.                             $         108,273   $        368
* Deltek Systems, Inc.                                    83,223            368
* National Steel Corp. Class B                           253,567            368
* Team, Inc.                                              54,299            367
* H Power Corp.                                          117,332            366
* Carrier Access Corp.                                   125,216            366
  Omnova Solutions Inc.                                   53,367            363
* Investors Capital Holdings, Ltd.                       144,239            362
* EEX Corp.                                              195,036            359
* NaPro BioTherapeutics, Inc.                             31,476            359
* EZCORP, Inc.                                           203,809            359
* U.S. Industries, Inc.                                  139,893            358
* Technisource, Inc.                                     201,564            357
* Catalytica Energy Systems, Inc.                         77,999            356
* j2 Global Communications, Inc.                          70,952            351
* Prize Energy Corp.                                      15,129            350
  Burnham Pacific Properties, Inc. REIT                   84,667            349
* Global Sports, Inc.                                     17,473            349
* eXcelon Corp.                                          297,223            348
  Ziegler Cos., Inc.                                      23,176            348
* Davox Corp.                                             35,743            346
* American Pharmaceuticals Partners, Inc.                 16,600            345
* Brightpoint, Inc.                                      109,758            345
  Psychemedics, Inc.                                      83,839            344
* Support.com, Inc.                                       54,687            343
  Citizens First Financial Corp.                          19,313            342
* The Penn Traffic Co.                                    64,447            342
* Norstan, Inc.                                           63,085            341
* ONYX Software Corp.                                     87,272            340
* StorageNetworks, Inc.                                   55,053            340
* Netopia, Inc.                                           61,269            340
  Wintrust Financial Corp.                                11,100            339
  Tech/Ops Sevcon, Inc.                                   46,681            338
* Genome Therapeutics Corp.                               49,528            337
* Cosine Communications, Inc.                            217,568            337
* Internap Network Services Corp.                        290,374            337
* WJ Communications, Inc.                                 92,260            337
* J Net Enterprises, Inc.                                128,891            334
  Greater Community Bancorp                               28,384            334
* Paragon Technologies, Inc.                              38,030            333
  Gulf West Banks, Inc.                                   34,294            333
  Amcast Industrial Corp.                                 61,741            332
* Clarent Corp.                                           61,838            332
  Leeds Federal Bankshares Inc.                           10,468            331
  Cadmus Communications                                   30,586            329
* Wellsford Real Properties Inc.                          17,074            328
* Mississippi Chemical Corp.                             115,868            328
* General Binding Corp.                                   25,387            328
* Optical Communication Products, Inc.                    83,163            328
* Blue Martini Software, Inc.                            108,392            326
* Dave & Busters                                          51,935            326
* Century Business Services, Inc.                        141,027            324
  Humphrey Hospitality Trust, Inc. REIT                  109,911            324
* 3 Dimensional Pharmaceuticals                           38,020            323
  Midwest Banc Holdings, Inc.                             15,120            321
* Trans World Entertainment Corp.                         42,269            321
* Critical Path, Inc.                                    116,668            320
* Netro Corp.                                             86,422            317
  Mueller (Paul) Co.                                      10,768            317
* On Command Corp.                                       103,659            316
* Pozen Inc.                                              60,135            316
* Seven Seas Petroleum Inc.                              149,217            315
* Hexcel Corp.                                           102,021            314
* Resonate Inc.                                          111,916            313
* DJ Orthopedics Inc.                                     23,500            313
* Crossroads Systems, Inc.                                69,319            311
  A.M. Castle & Co.                                       37,922            311
* Aspect Communications Corp.                             80,136            311
* Daily Journal Corp.                                     13,239            309
  Comm Bancorp, Inc.                                      10,821            308
* Visual Networks, Inc.                                   66,662            308
* Predictive Systems, Inc.                               156,895            308
* Correctional Services Corp.                            153,360            305
* Glenayre Technologies, Inc.                            186,956            305
* SatCon Technology Corp.                                 58,433            304
* SureBeam Corp.                                          28,976            303
  Hopfed Bancorp, Inc.                                    25,295            303
  Urstadt Biddle Properties REIT                          28,452            303
* SpeedFam-IPEC, Inc.                                    101,222            302
* Ditech Communications Corp.                             50,104            302
* Interland Inc.                                         142,243            300
* ViaSat, Inc.                                            19,200            300
* Proxymed Pharmacy, Inc.                                 13,429            299
* Track Data Corp.                                       204,492            299
* Rohn Industries Inc.                                   144,819            298
* Dyax Corp.                                              27,181            298
  SLI, Inc.                                              113,972            297
* Luby's, Inc.                                            52,046            297
* Nabi                                                    28,542            295
* Switchboard Inc.                                        90,589            294
* Checkers Drive-In Restaurants, Inc.                     47,773            293
* Earthshell Corp.                                       146,040            292
* Navigant Consulting, Inc.                               52,830            291
  Westpoint Stevens, Inc.                                118,529            290
* CacheFlow Inc.                                         108,120            290
* Click Commerce, Inc.                                    91,558            289
* Tenneco Automotive, Inc.                               141,263            288
* Lexar Media, Inc.                                      109,001            288
* Xanser Corp.                                           143,034            287
  Analysts International Corp.                            69,543            287
* TSR, Inc.                                               50,147            286

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                          SHARES           (000)
--------------------------------------------------------------------------------
* Computer Task Group, Inc.                               72,635            286
* Baldwin Technology Class A                             235,419            285
* Protection One, Inc.                                   113,561            284
* Metawave  Communications Corp.                          90,477            282
* V-One Corp.                                            197,136            282
* Eden Bioscience Corp.                                   55,587            282
* ACT Teleconferencing, Inc.                              36,800            282
* Tumbleweed Communications Corp.                         47,230            281
* NMS Communications Corp.                                58,147            280
* Selectica, Inc.                                         46,305            280
* Troy Group, Inc.                                        69,106            280
* I-many, Inc.                                            29,000            280
  Lillian Vernon Corp.                                    41,937            279
* Marvel Enterprises Inc.                                 73,222            278
* Raindance Communications, Inc.                          48,613            278
  German American Bancorp                                 17,118            277
* United Online, Inc.                                     65,863            277
* Oxigene, Inc.                                           89,524            275
* AMC Entertainment, Inc.                                 22,900            275
* Multilink Technology Corp.                              42,400            275
* United States Exploration, Inc.                        156,800            274
* Lancer Corp.                                            54,813            274
* W.R. Grace & Co.                                       176,351            273
* Ventiv Health, Inc.                                     74,537            273
  Herbalife International Class B                         20,600            272
  HEICO Corp. Class A                                     20,052            271
* VitalWorks Inc.                                         47,710            270
  Codorus Valley Bancorp, Inc.                            18,687            267
  First Indiana Corp.                                     12,149            266
* Immune Response                                        197,191            264
* Cardinal Financial Corp.                                41,291            263
* Tanning Technology Corp.                                82,040            263
* Net2Phone, Inc.                                         38,945            263
* SPSS, Inc.                                              14,779            262
* Large Scale Biology Corp.                               58,266            262
* Jenny Craig Inc.                                        84,782            261
* Sheffield Pharmaceuticals, Inc.                         55,611            261
* Health Management Systems, Inc.                         82,729            261
* APAC Teleservices, Inc.                                100,165            260
* eSPEED, Inc.                                            31,364            260
  First Merchants Corp.                                   10,800            259
* Mesaba Holdings, Inc.                                   36,425            259
* Alteon, Inc.                                            56,587            257
* Global Payment Tech Inc.                                71,317            257
* Cavalier Homes, Inc.                                    88,727            257
* Price Legacy Corp.                                      81,231            257
* Mobius Management Systems, Inc.                         85,497            256
* SYNAVANT Inc.                                           64,024            256
* Magnatek                                                28,378            256
* Comshare                                                87,502            255
  The Laclede Group, Inc.                                 10,600            253
* U.S. Energy Systems, Inc.                               55,518            253
* Comfort Systems USA, Inc.                               68,294            253
* RWD Technologies, Inc.                                  97,413            252
* NetManage, Inc.                                        245,918            251
* Worldwide Restaurant  Concepts Inc.                    210,661            251
* Universal Display Corp.                                 27,474            250
* Insmed Incorporated                                     65,225            249
* Adept Technology, Inc.                                  62,039            248
* Vyyo Inc.                                              170,953            248
* Advanced Magnetics, Inc.                                68,638            247
* InKine Pharmaceutical Company, Inc.                    158,220            247
* National Information Consortium, Inc.                   77,269            246
* Encompass Services Corp.                                84,499            245
* OAO Technology Solutions, Inc.                         100,118            244
* Epicor Software Corp.                                  163,925            244
  BCSB Bankcorp, Inc.                                     26,349            244
  Republic Bancorp, Inc.                                  17,440            242
* Gallery of History, Inc.                                44,726            242
* United PanAm Financial Corp.                            49,659            241
* LightPath Technologies, Inc.                            67,460            239
* Transworld Healthcare Inc.                              84,026            239
* Steven Madden, Ltd.                                     17,000            239
* Blount International, Inc.                              75,957            239
* SilverStream Software, Inc.                             35,012            238
  Urstadt Biddle Properties REIT Class A                  23,100            237
* Samsonite Corp.                                        174,557            237
* Integrated Telecom Express, Inc.                       134,867            236
* Possis Medical Inc.                                     13,500            235
* Galyan's Trading Co.                                    16,500            235
* Uniroyal Technology Corp.                               73,353            235
* Multex.com Inc.                                         52,025            234
  Jacksonville Bancorp, Inc.                              11,683            234
* CyberSource Corp.                                      131,026            231
* Liquid Audio, Inc.                                      98,087            231
  Bedford Bancshares, Inc.                                16,878            230
* Mayor's Jeweler's, Inc.                                143,718            230
* Viant Corp.                                            137,563            230
* Pumatech, Inc.                                          88,774            229
* Capital Bank Corp.                                      21,121            228
* Alpine Group, Inc.                                     134,149            228
* Electric Fuel Corp.                                    137,329            228
* ACTV, Inc.                                             121,037            226
  Chester Valley Bancorp                                  15,910            226
* Zoltek Cos., Inc.                                       95,221            226
* Braun Consulting, Inc.                                  63,318            225
* Docent, Inc.                                            70,681            224
* Ultra Petroleum Corp.                                   36,777            224
* Wave Systems Corp.                                      99,932            224
* Fairchild Corp.                                         76,964            223

--------------------------------------------------------------------------------
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                                SHARES           (000)
--------------------------------------------------------------------------------
* Talarian Corp.                               $          74,123   $        222
* TransPro Inc.                                           71,636            222
* Westell Technologies, Inc.                              84,057            222
* Diacrin, Inc.                                          119,709            221
  Sandy Spring Bancorp, Inc.                               6,950            221
* Inverness Medical Innovations, Inc.                     12,252            221
* MicroStrategy Inc.                                      57,269            220
  Pilgrim's Pride Corp. Class A                           22,950            220
* Procom Technology, Inc.                                 68,825            220
* General Communication, Inc.                             25,800            220
* Juno Lighting, Inc.                                     22,993            218
* Denbury Resources, Inc.                                 29,800            218
* Be Free, Inc.                                          102,540            217
* Allscripts Healthcare Solutions, Inc.                   66,838            217
* Transgenomic, Inc.                                      19,659            216
* American Residential Investment Trust, Inc. REIT       102,440            215
* Cortex Pharmaceuticals, Inc.                            85,200            215
  Washington Trust Bancorp, Inc.                          11,287            214
* V.I. Technologies, Inc.                                 30,854            214
* Crown Media Holdings, Inc.                              18,969            214
* EXE Technologies, Inc.                                  42,056            214
  Hubbell Inc. Class A                                     7,600            214
* Katy Industries, Inc.                                   62,269            213
  AZZ Inc.                                                 9,998            213
* Netscreen Technologies, Inc.                             9,600            212
* Choice One Communications Inc.                          60,074            210
* Big Dog Holdings, Inc.                                  67,350            210
  Stephan Co.                                             69,807            209
* o2wireless Solutions, Inc.                             119,674            208
* Superior Telecom Inc.                                  181,210            207
  Stifel Financial Corp.                                  19,601            206
* Terra Industries, Inc.                                  58,781            206
* Strategic Distribution, Inc.                            33,556            205
* Goodrich Petroleum Corp.                                48,700            205
* Chart Industries, Inc.                                  86,800            204
  Farmers Capital Bank Corp.                               5,554            204
* Liberty Digital, Inc.                                   58,402            202
* MarketWatch.com, Inc.                                   61,214            201
* Auspex Systems, Inc.                                   110,919            200
  Resource America, Inc.                                  21,366            200
* Technology Solutions Co.                                89,439            199
* PurchasePro.com, Inc.                                  161,970            196
* La Jolla Pharmaceutical Co.                             21,872            196
* Stamps.Com Inc.                                         54,441            195
* AT&T Latin America Corp.- Class A                      165,112            195
* PLX Technology, Inc.                                    15,400            194
  Penford Corp.                                           15,439            192
* Boyd Gaming Corp.                                       29,514            192
  First Essex Bancorp, Inc.                                6,800            192
  Gentek, Inc.                                           111,980            191
* Vical, Inc.                                             15,594            191
* Royale Energy, Inc.                                     29,942            191
* All American Semiconductor, Inc.                        47,681            191
  Wainwright Bank & Trust Co.                             25,694            191
* Niku Corp.                                             116,762            190
* SeraCare Life Sciences, Inc.                            37,801            189
* Infinity, Inc.                                          17,600            189
* Gilman & Ciocia, Inc.                                   81,806            187
* Viasystems Group, Inc.                                 294,172            185
* NewPower Holdings, Inc.                                248,440            184
* Sonic Innovations, Inc.                                 39,822            183
* Unity Bancorp, Inc.                                     28,159            183
* LookSmart, Ltd.                                        130,731            183
* Extensity, Inc.                                         83,850            183
* ATP Oil & Gas Corp.                                     61,300            183
* Cannondale Corp.                                        81,392            182
* FARO Technologies, Inc.                                 81,368            182
* VA Software Corp.                                       73,785            181
* MeriStar Hotels & Resorts, Inc. REIT                   261,664            181
* Cylink Corp.                                            65,368            180
* VerticalNet, Inc.                                      128,149            179
* Esenjay Exploration, Inc.                               60,600            179
* E-LOAN, Inc.                                            96,292            177
* ScreamingMedia Inc.                                     80,508            177
* Capital Title Group, Inc.                               73,952            176
* Vicinity Corp.                                          97,013            176
* Aetrium, Inc.                                          121,076            176
* Toreador Resources Corp.                                37,949            175
* Aksys, Ltd.                                             37,528            175
* U.S. Laboratories Inc.                                  19,100            174
* Marimba, Inc.                                           51,219            173
* Pharmacyclics, Inc.                                     17,378            173
* ILX Resorts Inc.                                        25,896            172
* iVillage Inc.                                           89,405            170
  Marine Products Corp.                                   38,168            170
* The Exploration Co. of Delaware                         80,100            170
* Infogrames, Inc.                                        23,849            169
* ebix.com Inc.                                          155,885            168
* Wyndham International, Inc. Class A                    300,330            168
* Gainsco, Inc.                                          104,828            168
  Staff Leasing, Inc.                                     65,562            167
* Artisoft, Inc.                                          96,306            165
* Biopure Corp.                                           11,500            163
* ITC DeltaCom, Inc.                                     187,814            163
  Banner Corp.                                             9,659            163
* eCollege.com Inc.                                       51,225            162
  Intermet Corp.                                          48,406            162
* Emergent Information Technologies, Inc.                 62,344            161
* SIGA Technologies, Inc.                                 55,616            161

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                          SHARES           (000)
--------------------------------------------------------------------------------
  Synalloy Corp.                               $          46,335   $        161
* Franklin Electronic Publishers, Inc.                   114,732            161
  Blimpie International, Inc.                             57,951            161
* SoundView Technology Group, Inc.                        68,441            159
* Digex, Inc.                                             53,319            159
* MIPS Technologies, Inc.                                 18,306            158
* Anthony & Sylvan Pools Corp.                            21,555            158
* Cone Mills Corp.                                        87,613            158
* Digital Generation Systems                             141,705            157
* Edgewater Technology, Inc.                              39,734            157
* Badger Paper Mills, Inc.                                36,715            156
* Medialink Worldwide, Inc.                               59,611            156
* Turnstone Systems, Inc.                                 39,232            156
* Virologic, Inc.                                         53,083            154
* Tradestation Group Inc.                                 98,367            153
  National Service Industries, Inc.                       75,548            153
* Intertrust Technologies Corp.                          123,764            152
* Optical Cable Corp.                                     93,148            152
* Data Return Corp.                                      103,833            151
* Freeport-McMoRan Copper & Gold, Inc. Class A            11,512            149
* LCA-Vision, Inc.                                       168,528            148
* BindView Development Corp.                              73,563            148
  Investors Real Estate Trust REIT                        15,700            148
* Com21, Inc.                                            107,703            148
* Gaylord Container Corp.                                145,171            147
* Atchison Casting Corp.                                  83,200            146
* 4Kids Entertainment Inc.                                 7,300            146
* WorldGate Communications, Inc.                          58,342            146
* AXT, Inc.                                               10,100            146
* Group 1 Software, Inc.                                   9,332            145
* Twinlab Corp.                                          106,832            144
* National Techteam, Inc.                                 46,500            144
* Air Methods Corp.                                       22,659            141
* Level 8 Systems Inc.                                    51,514            141
* Hall, Kinion & Associates, Inc.                         15,025            141
* Rare Medium Group, Inc.                                189,858            140
* Official Payments Corp.                                 40,562            140
* Copper Mountain Networks, Inc.                          82,278            139
* Echo Bay Mines Ltd.                                    260,866            138
* Abraxas Petroleum Corp.                                104,000            137
* Radio Unica Corp.                                       97,786            137
* TCSI Corp.                                             179,533            136
* Synagro Technologies Inc.                               61,340            134
* GenVec, Inc.                                            27,137            134
* Aradigm Corp.                                           18,917            134
  Comdisco, Inc.                                         258,121            134
* Autobytel Inc.                                          77,701            134
* VaxGen, Inc.                                            11,540            134
* QCF Bancorp, Inc.                                        4,900            134
* Paradigm Medical Industries, Inc.                       54,000            133
* SystemOne Technologies Inc.                             59,700            132
  First Federal Capital Corp.                              8,403            132
  First Midwest Financial, Inc.                            9,751            132
* Benihana Inc.                                            8,400            132
* Alliance Pharmaceutical Corp.                           38,746            132
* Digital Impact, Inc.                                    90,829            132
* Cellstar Corp.                                         156,579            132
* Candie's, Inc.                                          69,692            131
* Craig Corp.                                             67,015            131
* Bell Industries, Inc.                                   60,198            131
* Lifeway Foods, Inc.                                     19,298            130
* Budget Group, Inc.                                     145,922            130
* INT Media Group, Inc                                    68,171            130
  International Shipholding Corp.                         20,061            128
* LodgeNet Entertainment Corp.                             7,500            128
  CFS Bancorp, Inc.                                        8,898            128
* Advanced Lighting Technologies, Inc.                    84,977            127
* Harvard Bioscience, Inc.                                12,800            127
* ImageWare Systems, Inc.                                 18,400            127
* Applix, Inc.                                            90,413            127
* Allied Holdings, Inc.                                   62,635            127
* Ethyl Corp.                                            136,712            126
* Nutrition 21 Inc.                                      175,223            124
* Community West Bancshares                               20,707            124
* Federal-Mogul Corp.                                    156,872            124
* Omega Worldwide, Inc.                                   75,945            124
* Redhook Ale Brewery, Inc.                               73,204            123
* ValueClick, Inc.                                        42,982            123
* Cytogen Corp.                                           40,787            123
* Third Wave Technologies                                 16,659            122
* Conrad Industries, Inc.                                 23,629            122
* Vestcom International, Inc.                             55,806            122
* Appiant Technologies Inc.                               50,000            122
* Toymax International, Inc.                              71,469            121
* Interpore International                                 14,600            121
  Laser Mortgage Management, Inc.                        110,055            121
* Wackenhut Corp. Class B                                  6,350            121
* eGain Communications Corp.                              86,092            121
* Interactive Intelligence Inc.                           17,317            120
* GMX Resources Inc.                                      26,585            120
* Fresh Choice, Inc.                                      43,708            118
  Wayne Savings Bancshares, Inc.                           7,232            118
* Integral Systems, Inc.                                   6,082            117
  Konover Property Trust, Inc. REIT                       78,039            117
* Engage, Inc.                                           265,770            117
* Amtech Systems, Inc.                                    16,124            115
* Ostex International, Inc.                               45,671            114

--------------------------------------------------------------------------------
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                                SHARES           (000)
--------------------------------------------------------------------------------
  Medallion Financial Corp.                    $          14,402   $        114
* Novatel Wireless, Inc.                                  92,906            113
* Adelphia Business Solutions, Inc.                      193,995            113
* IntegraMed America, Inc.                                17,989            112
  Independent Bank Corp. (MI)                              4,000            111
* Consumer Portfolio  Services, Inc.                      80,880            111
* Encore Acquisition Co.                                   8,305            111
* SoftNet Systems, Inc.                                   59,707            110
* ClickAction, Inc.                                      143,233            110
* Aaon, Inc.                                               4,500            110
* Diedrich Coffee, Inc.                                   28,001            109
* Network Plus Corp.                                      94,099            109
* AvantGo, Inc.                                           62,119            109
* Valentis, Inc.                                          34,965            108
* A.B. Watley Group Inc.                                  45,869            108
  Salient 3 Communications Class A                       109,661            108
* Drugstore.com, Inc.                                     55,222            108
* Alliance Data Systems Corp.                              5,600            107
* Prime Energy Corp.                                      13,460            107
* Andrea Radio Corp.                                     124,782            106
* US SEARCH.com Inc.                                     115,126            106
* Scient, Inc.                                           252,113            106
* Wink Communications, Inc.                               65,946            106
* ActionPoint, Inc.                                       64,880            105
* Previo, Inc.                                            63,691            105
* DSL.Net, Inc.                                           82,929            104
* MTI Technology Corp.                                    57,869            104
* SmartDisk Corp.                                         90,341            104
* Medical Action Industries Inc.                           6,700            104
* Media 100 Inc.                                          68,578            102
* A.D.A.M., Inc.                                          33,841            102
* barnesandnoble.com inc                                  65,757            101
* Sagent Technology, Inc.                                106,538            101
* iBasis, Inc.                                            77,122            101
* COMFORCE Corp.                                          83,292            100
* Lowrance Electronics, Inc.                              39,905            100
* Jupiter Media Metrix, Inc.                              59,966             99
* SpeedUs.com, Inc.                                      111,123             99
* U.S. Physical Therapy, Inc.                              6,100             99
* i3 Mobile, Inc.                                         65,931             98
* Cardima, Inc.                                           42,685             96
* Hathaway Corp.                                          33,350             96
* Banc Corporation                                        13,732             95
* APW Ltd.                                                56,989             95
* FirePond, Inc.                                          72,858             95
* TheStreet.com, Inc.                                     73,758             94
  Astro-Med, Inc.                                         26,147             94
* Hecla Mining Co.                                        99,708             94
* Impreso, Inc.                                           32,000             93
* Belmont Bancorp                                         26,594             93
* American Skiing Co.                                    186,152             93
* Primus Telecommunications Group, Inc.                  142,930             93
  Eastern Virginia Bankshares, Inc.                        6,500             92
* New Century Equity Holdings Corp.                      184,419             92
* SportsLine.com, Inc.                                    31,513             92
* Hovnanian Enterprises Class B                            9,650             92
* Genomic Solutions Inc.                                  37,918             91
  Terra Nitrogen Co., LP                                  17,268             91
* JLM Industries, Inc.                                    56,884             90
* Interleukin Genetics, Inc.                              66,007             90
  Second Bancorp, Inc.                                     4,151             90
* Cross Media Marketing Corp                               9,931             89
* Net Perceptions, Inc.                                   52,195             89
* York Research Corp.                                    113,367             88
* eMerge Interactive, Inc.                                65,458             87
* MSCI, Inc.                                               3,693             87
* Larscom, Inc. Class A                                   79,611             86
* Horizon Group  Properties, Inc. REIT                    36,989             85
* Geoworks                                                86,635             85
* Jacobson Stores Inc.                                   136,803             85
* Lightspan Inc.                                          61,422             85
* Perficient, Inc.                                        72,490             83
* TenFold Corp.                                          125,043             83
* Hanover Direct, Inc.                                   228,984             82
* Tut Systems, Inc.                                       35,403             82
* NMT Medial, Inc.                                         9,700             82
* Systemax Inc.                                           33,952             81
* Cyberguard Corp.                                        57,755             81
* General Bearing Corp.                                   29,304             81
  American National  Financial, Inc.                      11,200             80
* Exabyte Corp.                                           74,440             80
* VIA NET.WORKS, Inc.                                     76,174             78
* Bethlehem Steel Corp.                                  173,376             78
* SciQuest, Inc.                                          45,951             78
* Vertel Corp.                                           115,716             78
* Cellular Technical Services                             33,620             77
* SAVVIS Communications Corp.                            133,723             76
* GraphOn Corp.                                          113,770             75
* Miller Industries, Inc.                                 23,590             75
* Navarre Corp.                                           68,586             75
* Focal Communications Corp.                             119,415             73
* Perceptron, Inc.                                        55,122             73
* Verisity Ltd.                                            3,800             72
* Corio, Inc.                                             60,880             72
* Darling International, Inc.                            102,344             72
* General Chemical Group Inc.                             21,344             72
* Intraware, Inc.                                         40,196             70
  Habersham Bancorp                                        4,391             70

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                          SHARES           (000)
--------------------------------------------------------------------------------
* Global Power Equipment Group Inc.            $           4,585   $         69
* Coeur D'Alene Mines Corp.                               86,439             68
* Rocky Mountain Chocolate Factory, Inc.                   4,786             68
* Precision Optics Corp.                                  94,583             68
* Corel Participation Rights                              66,300             68
* TippingPoint Technologies Inc.                           9,131             67
* Canaan Energy Corporation                                6,200             67
* eLoyalty Corp.                                          12,604             67
* Applied Microsystems Corp.                              63,575             67
* Bel Fuse, Inc.-Class A                                   2,773             66
* Caldera International, Inc.                             76,855             66
* Webco Industries, Inc.                                  23,123             65
* Visual Data Corp.                                       82,929             65
* Profile Technologies, Inc.                              99,242             65
  Exide Technologies                                      52,169             64
* Double Eagle Petroleum Co.                              17,633             64
* The Advisory Board Co.                                   2,300             64
  United Financial Corp.                                   3,350             64
* Lante Corp.                                             52,350             63
* Mpower Holding Corp.                                   140,662             63
* Omtool, Ltd.                                            83,808             63
* Talk America Holdings, Inc.                            152,399             62
* Accrue Software, Inc.                                  103,024             62
* HealthAxis, Inc.                                        90,147             61
* Tripath Technology Inc.                                 35,659             61
* Creative Host Services, Inc.                            47,998             60
* Z-Tel Technologies, Inc.                                46,022             60
* Republic First Bancorp, Inc.                            12,100             60
* Evergreen Solar, Inc.                                   17,400             59
* American Real Estate Partners, LP                        6,550             59
* Personnel Group of America, Inc.                        65,565             58
* Network-1 Security Solutions, Inc.                      39,125             58
* Wilshire Oil Co. of Texas                               18,510             58
* Pfsweb Inc.                                             67,684             58
* P-Com, Inc.                                            170,833             56
* American Access Technologies Inc.                       70,247             56
* Lanvision Systems, Inc.                                 13,075             56
* Insightful Corp                                         24,016             55
* Network Engines, Inc.                                   54,515             55
* Taser International Inc.                                 4,000             55
* Telaxis Communications Corp.                            76,210             55
* Loudeye Technologies, Inc.                              74,834             55
* Informax, Inc.                                          18,537             55
* Trump Hotels & Casino Resorts, Inc.                     47,513             55
* FairMarket, Inc.                                        47,765             53
* Headway Corporate Resources, Inc.                      152,392             53
* Beta Oil & Gas, Inc.                                    10,800             53
* LecTec Corp.                                            39,750             52
  Moyco Technologies, Inc.                                29,140             52
  Sphinx International Inc.                               50,500             51
* Carrington Labs Inc.                                    49,882             51
* FINOVA Group, Inc.                                      83,346             51
* Zamba Corp.                                             84,293             51
* Billserv, Inc.                                          46,478             50
* Catalina Lighting, Inc.                                146,000             50
* XO Communications Inc. Class A                         514,558             49
* Harken Energy Corp.                                     39,647             49
* Ampex Corp. Class A                                    350,153             49
* High Speed Access Corp.                                 86,832             49
  Rouge Industries Inc.                                   35,866             48
* Astea International, Inc.                               66,248             48
* Capital Trust Class A                                    8,371             48
* Willis Lease Finance Corp.                              10,345             48
* Motient Corp.                                          114,246             48
* Koala Corp.                                             53,300             48
* Triton Network Systems, Inc.                            70,445             48
* NextCard, Inc.                                          92,078             48
* International Smart Sourcing, Inc.                      11,358             47
* Callon Petroleum Co.                                     6,786             46
* Optika Inc.                                             44,196             46
  Ameriana Bancorp                                         3,400             46
* Epimmune Inc.                                           15,157             45
* The Meridian Resource Corp.                             11,351             45
* Computer Motion, Inc.                                   11,300             45
* Trailer Bridge, Inc.                                    32,946             44
* WHX Corp.                                               28,033             43
* Ag Services of America, Inc.                             3,903             43
  Fedders Corp. Class A                                   15,226             43
* Metromedia International Group, Inc.                    52,400             42
* Ezenia!, Inc.                                          102,053             42
* NaviSite, Inc.                                         116,091             42
* Gadzoox Networks, Inc.                                  59,526             42
* Audible, Inc.                                           55,321             41
* eLEC Communications Corp.                              109,175             41
* GoAmerica, Inc.                                         18,195             41
* Paxar Corp.                                              2,900             41
* Axonyx Inc.                                             11,600             41
* ARK Restaurants Corp.                                    5,000             41
* InsWeb Corp.                                             9,521             40
* Airnet Communications Corp.                             95,361             40
* Saucony Inc.                                             7,600             40
* Matritech Inc.                                          14,000             40
* Microvision, Inc.                                        2,700             38
  Knape & Vogt Manufacturing Co.                           2,900             38
* QAD Inc.                                                12,976             38
* TurboChef, Inc.                                          9,673             38
* YouthStream Media Networks, Inc.                        29,500             37

--------------------------------------------------------------------------------
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                                SHARES           (000)
--------------------------------------------------------------------------------
* Frontstep, Inc.                              $           6,952   $         36
* Versata, Inc.                                           39,630             36
* Conductus, Inc.                                         13,000             35
* Interliant Inc.                                        101,175             35
* StarMedia Network, Inc.                                 93,076             35
* Organic, Inc.                                          108,918             35
* ZEVEX International, Inc.                               12,257             34
* Applied Graphics Technologies, Inc.                     64,726             34
* MessageMedia Inc.                                      244,780             34
  Reckson Associates Realty Corp. Class B REIT             1,338             34
* Integra, Inc.                                           25,271             34
  Reader's Digest Assn., Inc. Class B                      1,500             34
* Detwiler, Mitchell & Co.                                32,186             33
* Primus Knowledge Solutions, Inc.                        39,611             33
* IVAX Diagnostics, Inc.                                   9,434             33
* USinternetworking, Inc.                                158,424             32
* Pinnacle Holdings Inc. REIT                             92,527             31
* Storage Engine Inc.                                     25,000             31
* Accelerated Networks, Inc.                              77,466             31
* Versar Inc.                                              9,000             31
* Steak n Shake Company                                    2,800             31
* SEEC, Inc.                                              22,050             31
* Direct Insite Corp.                                     24,027             31
* Razorfish Inc.                                         137,060             30
* SVB Financial Services                                   3,000             30
* On2 Technologies, Inc                                   87,907             30
* Chaparral Resources, Inc.                               19,536             29
* Continucare Corp.                                       63,419             29
* Geerlings & Wade Inc.                                   30,636             29
* EasyLink Services Corp.                                 59,180             29
* MAII Holdings, Inc                                      12,843             28
* The Fortress Group, Inc.                                14,072             28
* Industri-Matematik International Corp.                  26,340             27
  SNB Bancshares, Inc.                                     1,800             26
* Adams Golf, Inc.                                        69,466             26
* INSpire Insurance Solutions, Inc.                       79,419             26
* Navidec, Inc.                                           65,271             26
* Pac-West Telecom, Inc.                                  47,045             26
* DA Consulting Group, Inc.                              102,051             26
* Parallel Petroleum Corp.                                 8,000             25
* VCampus Corp.                                           56,978             25
* Life Financial Corp.                                    12,201             25
* Ventro Corp.                                            63,806             25
* Birmingham Steel Corp.                                  76,781             25
  American Home Mortgage Holdings, Inc.                    2,000             24
* Penn Octane Corp.                                        6,536             24
  Pittsburgh & West Virginia Railroad                      2,927             24
* Carreker Corp.                                           4,000             24
* Total Entertainment Restaurant Corp.                     6,701             24
* RF Monolithics, Inc.                                     7,427             23
* Merisel, Inc.                                           14,170             23
* USDATA Corp.                                            16,610             23
* Beacon Power Corp.                                      17,664             23
* Advanced Switching Communications, Inc.                 20,268             23
* BioSphere Medical Inc.                                   2,000             23
* Chiquita Brands International, Inc.                     35,060             22
* Internet Pictures Corp.                                 10,620             22
* Friede Goldman Halter, Inc.                            117,361             22
* Starcraft Corp.                                          5,500             22
* Comdial Corp.                                           67,088             22
* Keystone Consolidated Industries, Inc.                  33,746             22
* Targeted Genetics Corp.                                  8,079             22
* Vixel Corp.                                             11,757             22
  Commonwealth Bancorp                                       976             22
* Euroweb International Corp.                             11,922             22
* Provant, Inc.                                           38,733             21
* EChapman.com, Inc.                                      11,314             21
  Virginia Commonwealth Financial                            700             20
* Tickets.com, Inc.                                        8,974             20
* Criimi Mae, Inc. REIT                                    5,005             20
* M-WAVE, Inc.                                             4,000             20
* Imperial Credit                                         43,048             20
* Exchange Applications, Inc.                             78,146             20
* Century Casinos, Inc.                                    8,700             19
* Pierre Foods, Inc.                                       8,293             19
* Guilford Mills, Inc.                                    32,244             19
* ATEC Group, Inc.                                        29,661             19
* Magellan Petroleum Corp.                                21,466             18
* Landenburg Thalmann Financial Services, Inc.            21,199             18
* Highlands Insurance Group                              165,473             18
* Evolve Software, Inc.                                   49,150             18
* Genzyme Transgenics Corp.                                3,100             18
* 24/7 Real Media, Inc.                                   76,202             18
* Star Buffet, Inc.                                        7,414             17
* ICO, Inc.                                               14,343             17
* Vornado Operating Inc. REIT                             33,478             17
  Main Street Banks, Inc.                                  1,000             16
  Union Bankshares Corporation                             1,000             16
  eBT International, Inc.                                 77,317             16
  Bandag, Inc. Class A                                       538             16
* Alphanet Solutions, Inc.                                 7,707             16
  Gaston Federal Bancorp, Inc.                             1,000             15
* IEC Electronics Corp.                                   37,285             15
* Collagenex Pharmaceuticals, Inc.                         1,800             15
* PeoplePC Inc.                                           64,058             14
* Major Automotive Companies Inc.                         17,395             14

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                          SHARES           (000)
--------------------------------------------------------------------------------
* Information Architects Corp.                 $          60,390   $         14
* Innovative Medical Services                              6,829             14
* DGSE Companies, Inc.                                     4,000             14
  Collins Industries, Inc.                                 4,000             14
* Allied Riser Communications Corp.                       79,902             14
* Triangle Pharmaceuticals, Inc.                           3,351             13
* Merry Land Properties, Inc. REIT                         1,705             13
* NeoMedia Technologies, Inc.                             90,976             13
* Dendreon Corp.                                           1,228             12
* Hayes Lemmerz International, Inc.                       45,796             12
* Onvia.com, Inc.                                         21,658             12
* Driversshield.com Corp.                                  9,268             12
* Aames Financial Corp.                                   34,100             12
* MedicaLogic/Medscape, Inc.                              41,357             12
* Leapnet, Inc.                                            5,953             11
  Clarion Commercial Holdings, Inc.                        4,203             11
* Aqua Care Systems, Inc.                                  5,172             10
* Verso Technologies, Inc.                                 7,806             10
* Beyond.com Corp.                                         8,012             10
* IGI, Inc.                                               16,672             10
* Rainmaker Systems, Inc.                                 39,608             10
  West Coast Bancorp                                         700             10
* Frisby Technologies, Inc.                                4,195             10
* Catalyst International, Inc.                             3,600             10
* Interstate Hotels Corp. REIT                             6,763             10
* AppliedTheory Corp.                                     59,512             10
* Frontline Communications Corp.                          52,685              9
* Classic Vacation Group, Inc                             72,189              9
* ARTISTdirect, Inc.                                         634              9
* Vermont Teddy Bear Co., Inc.                             2,761              9
* Cypress Communications, Inc.                             5,603              9
* Electronic Retailing Systems International, Inc.        35,000              9
* Globix Corp.                                            60,070              9
* Corrpro Cos., Inc.                                       3,200              9
* SPEEDCOM Wireless Corp.                                  9,444              9
* Aviation General Inc.                                   27,902              8
* GC Cos                                                  33,164              8
* Avenue A, Inc.                                           4,490              8
* Royal Precision Inc.                                     5,659              7
* uniView Technologies Corp.                              11,915              7
  CoBiz Inc.                                                 500              7
* Sanders Morris Harris Group Inc.                         1,304              7
* DiaSys Corp.                                             5,071              7
* Frontline Capital Group                                 56,587              6
* MacroChem Corp.                                          2,000              6
* SteelCloud Inc                                           4,879              6
* Cybear Group                                            16,376              5
* Innovative Gaming Corp.                                  9,803              5
* The A Consulting Team, Inc.                             18,542              5
* Alterra Healthcare Corp.                                48,194              5
* National Technical Systems, Inc.                         4,293              5
* Crescent Operating, Inc. REIT                          166,920              5
* Luminant Worldwide Corp.                                42,536              5
* NX Networks, Inc.                                       84,590              5
* The IT Group, Inc.                                      91,524              5
* FiberNet Telecom Group, Inc.                            12,098              4
* Physiometrix, Inc.                                       2,000              4
* CTI Industries Corp.                                     2,440              4
* Antigenics Inc. Contingent Value Rights                 27,219              4
* USABancShares.com, Inc.                                 11,706              4
  South Alabama  Bancorporation, Inc.                        400              4
* Aastrom Biosciences, Inc.                                4,000              4
* Cytrx Corp.                                              5,759              4
* iPrint Technologies Inc.                                16,003              4
* FirstCity Financial Corp.                                2,929              4
* ProcureNet, Inc.                                        22,500              3
* ANC Rental Corp.                                       108,825              3
* Click2learn, Inc.                                        1,000              3
* Segue Software, Inc.                                     1,400              3
* MediChem Life Sciences, Inc.                             2,000              3
* Cambridge Heart, Inc.                                    1,000              3
* OmniSky Corp.                                          154,576              3
* Clare, Inc.                                              1,000              2
* Viador, Inc.                                            38,200              2
* Radio One, Inc.                                            116              2
* Go2Pharmacy, Inc.                                        1,950              2
* TechSys, Inc.                                            4,877              2
* T-3 Energy Services, Inc.                                  177              2
* I-Link Inc. Series N Pfd.                                   69              2
* PartsBase Inc.                                           2,538              2
* PowerCerv Corp.                                          2,844              2
* Ashford.com, Inc.                                        6,541              2
* Datawatch Corp.                                          1,300              2
* Burlington Industries, Inc.                             46,437              2
* Provell, Inc.                                            1,000              2
* Maxcor Financial Group Inc.                                300              2
  Webster City Federal Bancorp                               100              2
* Entrada Networks, Inc.                                  13,242              2
* New World Restaurant Group, Inc.                         5,851              2
* Webb Interactive Services, Inc.                          2,000              1
* I-Link, Inc.                                            18,762              1
* Alanco Technologies, Inc.                                1,687              1
* The viaLink Co.                                          6,333              1
* USOL Holdings, Inc.                                        974              1
* Vizacom Inc.                                             1,361              1
* BRIAZZ, Inc.                                             1,000              1
* Elastic Networks Inc.                                    1,170              1
* Cepheid, Inc.                                              200              1
* Insilco Holding Corp.                                      401              1
* Verado Holdings, Inc. Class B                           19,876              1
* Heartland Technology, Inc                                7,517              1
* Inland Resources Inc.                                      500              1

--------------------------------------------------------------------------------
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                                SHARES           (000)
--------------------------------------------------------------------------------
* Magnum Sports & Entertainment, Inc.          $           6,046   $          1
* iBEAM Broadcasting Corp.                                16,001              1
* Florsheim Group Inc.                                     2,928              1
* Precision Auto Care, Inc.                                1,600              1
* Penncorp. Financial Group, Inc.                         43,500              0
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $24,465,949)                             $ 24,948,330
--------------------------------------------------------------------------------
                                                            FACE
                                                          AMOUNT
                                                           (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (1.0%) (1)
--------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK
(2) 2.30%, 1/9/2002                            $          10,000          9,997
REPURCHASE AGREEMENTS
  Collateralized by U.S. Government
  Obligations in a Pooled Cash Account
  1.69%, 1/2/2002--Note F                                151,447        151,447
  1.75%, 1/2/2002                                         96,760         96,760
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $258,202)                                                       258,204
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.5%)
  (Cost $24,724,151)                                                 25,206,534
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.5%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                    193,381
Liabilities--Note F                                                    (311,603)
                                                                   -------------
                                                                       (118,222)
                                                                   -------------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                  $ 25,088,312
================================================================================
 *  See Note A in Notes to Financial Statements.
 *  Non-income-producing security.
(1) The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.6%, respectively, of net assets. See Note E in Notes to Financial Statements.
(2) Security has been segregated as initial margin for open futures contracts.
REIT--Real Estate Investment Trust.




--------------------------------------------------------------------------------
                                                                         AMOUNT
                                                                          (000)
--------------------------------------------------------------------------------
AT DECEMBER 31, 2001, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital--Note D                                            $ 24,826,677
Overdistributed Net Investment Income                                   (16,650)
Accumulated Net Realized Losses--Note D                                (205,108)
Unrealized Appreciation--Note E
  Investment Securities                                                 482,383
  Futures Contracts                                                       1,010
--------------------------------------------------------------------------------
NET ASSETS                                                         $ 25,088,312
================================================================================
Investor Shares--Net Assets
Applicable to 612,998,852 outstanding $.001
  par value shares of beneficial interest
   (unlimited authorization)                                       $ 15,781,453
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INVESTOR SHARES                        $      25.74
================================================================================
Admiral Shares--Net Assets
Applicable to 151,251,061 outstanding $.001
  par value shares of beneficial interest
   (unlimited authorization)                                       $  3,893,998
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- ADMIRAL SHARES                         $      25.75
================================================================================
Institutional Shares--Net Assets
Applicable to 163,808,923 outstanding $.001
  par value shares of beneficial interest
   (unlimited authorization)                                       $  4,217,402
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INSTITUTIONAL SHARES                   $      25.75
================================================================================
VIPER(TM) Shares--Net Assets
Applicable to 11,299,425 outstanding $.001
  par value shares of beneficial interest
   (unlimited authorization)                                       $  1,195,459
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- VIPER SHARES                           $     105.80
================================================================================


(C)2002 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

F850 022002